      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 27, 2018.

                                                            FILE NOS. 333-185784
                                                                       811-03859
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--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 7                [X]


                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                  Amendment No. 7                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                           VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)


                   2727-A ALLEN PARKWAY, HOUSTON, TEXAS 77019
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 871-2000


                              MANDA GHAFERI, ESQ.
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             21650 OXNARD STREET, WOODLAND HILLS, CALIFORNIA 91367
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on May 1, 2018 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Separate Account of American General Life Insurance Company under variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           VARIABLE SEPARATE ACCOUNT


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS


                                   ITEM NUMBER
                                   IN FORM N-4                                                      CAPTION
---------------------------------------------------------------------------------- -----------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Table; Maximum and
                                                                                    Minimum Expense Examples; The Polaris
                                                                                    Choice IV Variable Annuity; Purchasing a
                                                                                    Polaris Choice IV Variable Annuity
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  Other Information; Investment Options
6.    Deductions..................................................................  Fee Table; Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris Choice IV Variable Annuity;
                                                                                    Purchasing a Polaris Choice IV Variable
                                                                                    Annuity; Investment Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Polaris Choice IV Variable
                                                                                    Annuity;
                                                                                    Access to Your Money
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Other Information
14.   Table of Contents of Statement of Additional Information....................  Contents of
                                                                                    Statement of Additional Information


                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


                    ITEM NUMBER
                    IN FORM N-4                                      CAPTION
--------------------------------------------------- ----------------------------------------
15.   Cover Page...................................  Cover Page
16.   Table of Contents............................  Table of Contents
17.   General Information and History..............  The Polaris Choice IV Variable Annuity
                                                     (P);
                                                     Separate Account and the Company;
                                                     General Account (P);
                                                     Investment Options (P);
                                                     Other Information (P)
18.   Services.....................................  Other Information (P); Financial
                                                     Statements
19.   Purchase of Securities Being Offered.........  Purchasing a Polaris Choice IV Variable
                                                     Annuity (P)
20.   Underwriters.................................  Distribution of Contracts;
                                                     Other Information (P)
21.   Calculation of Performance Data..............  Performance Data
22.   Annuity Payments.............................  Annuity Income Options (P); Annuity
                                                     Income Payments; Annuity Unit Values
23.   Financial Statements.........................  Other Information (P);
                                                     Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                               POLARIS Choice IV
                                   PROSPECTUS

                                  MAY 1, 2018

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

             in all states except in New York where it is issued by

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               in connection with

                           VARIABLE SEPARATE ACCOUNT

                                      and

                          FS VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust

This contract is no longer available for purchase by new contract Owners.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2018. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



UNDERLYING FUNDS:                                     MANAGED BY:
  Franklin Founding Funds Allocation VIP Fund         Franklin Templeton Services, LLC
  Franklin Income VIP Fund                            Franklin Advisers, Inc.
  Goldman Sachs VIT Government Money Market Fund      Goldman Sachs Asset Management, L.P.
  Invesco V.I. American Franchise Fund                Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund                          Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund                 Invesco Advisers, Inc.
  Lord Abbett Growth and Income Portfolio             Lord, Abbett & Co. LLC
  SA AB Growth Portfolio                              AllianceBernstein L.P.
  SA AB Small & Mid Cap Value Portfolio               AllianceBernstein L.P.
  SA Allocation Balanced Portfolio                    SunAmerica Asset Management, LLC
  SA Allocation Growth Portfolio                      SunAmerica Asset Management, LLC
  SA Allocation Moderate Portfolio                    SunAmerica Asset Management, LLC
  SA Allocation Moderate Growth Portfolio             SunAmerica Asset Management, LLC
  SA American Funds(R) Asset Allocation Portfolio     Capital Research and Management Company(1)
  SA American Funds(R) Global Growth Portfolio        Capital Research and Management Company(1)
  SA American Funds(R) Growth Portfolio               Capital Research and Management Company(1)
  SA American Funds(R) Growth-Income Portfolio        Capital Research and Management Company(1)
  SA American Funds(R) VCP Managed Asset Allocation   Capital Research and Management Company(1)
   Portfolio
  SA BlackRock Multi-Asset Income Portfolio           BlackRock Investment Management, LLC
  SA BlackRock VCP Global Multi Asset Portfolio       Investment Management, LLC
  SA Boston Company Capital Growth Portfolio          BNY Mellon AMNA(2)
  SA Columbia Technology Portfolio                    Columbia Management Investment Advisers, LLC
  SA DFA Ultra Short Bond Portfolio                   Dimensional Fund Advisors LP
  SA Dogs of Wall Street Portfolio                    SunAmerica Asset Management, LLC


(Underlying Funds continued on next page)



UNDERLYING FUNDS:                                       MANAGED BY:
  SA Edge Asset Allocation Portfolio                    Principal Global Investors, LLC
  SA Federated Corporate Bond Portfolio                 Federated Investment Management Company
  SA Fidelity Institutional AM Real Estate Portfolio    FIAM LLC
  SA Franklin Small Company Value Portfolio             Franklin Advisory Services, LLC
  SA Goldman Sachs Global Bond Portfolio                Goldman Sachs Asset Management International
  SA Invesco Growth Opportunities Portfolio             Invesco Advisers, Inc.
  SA Invesco VCP Equity-Income Portfolio                Invesco Advisers, Inc.
  SA Janus Focused Growth Portfolio                     Janus Capital Management, LLC
  SA JPMorgan Diversified Balanced Portfolio            J.P. Morgan Investment Management Inc.
  SA JPMorgan Emerging Markets Portfolio                J.P. Morgan Investment Management Inc.
  SA JPMorgan Equity-Income Portfolio                   J.P. Morgan Investment Management Inc.
  SA JPMorgan Global Equities Portfolio                 J.P. Morgan Investment Management Inc.
  SA JPMorgan MFS Core Bond Portfolio                   J.P. Morgan Investment Management Inc. and Massachusetts
                                                        Financial Services Company
  SA JPMorgan Mid-Cap Growth Portfolio                  J.P. Morgan Investment Management Inc.
  SA Legg Mason BW Large Cap Value Portfolio            Brandywine Global Investment Management, LLC
  SA MFS Blue Chip Growth Portfolio                     Massachusetts Financial Services Company
  SA MFS Massachusetts Investors Trust Portfolio        Massachusetts Financial Services Company
  SA MFS Telecom Utility Portfolio                      Massachusetts Financial Services Company
  SA MFS Total Return Portfolio                         Massachusetts Financial Services Company
  SA Morgan Stanley International Equities Portfolio    Morgan Stanley Investment Management Inc.
  SA Oppenheimer Main Street Large Cap Portfolio        Oppenheimer Funds, Inc.
  SA PIMCO VCP Tactical Balanced Portfolio              Pacific Investment Management Company LLC
  SA PineBridge High-Yield Bond Portfolio               PineBridge Investments LLC
  SA Putnam International Growth and Income Portfolio   Putnam Investment Management, LLC
  SA Schroders VCP Global Allocation Portfolio          Schroder Investment Management North America Inc.
  SA T. Rowe Price VCP Balanced Portfolio               T. Rowe Price Associates, Inc.
  SA Templeton Foreign Value Portfolio                  Templeton Investment Counsel, LLC
  SA VCP Dynamic Allocation Portfolio                   SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SA VCP Dynamic Strategy Portfolio                     SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SA Wellington Capital Appreciation Portfolio          Wellington Management Company LLP
  SA Wellington Government and Quality Bond Portfolio   Wellington Management Company LLP
  SA Wellington Growth Portfolio                        Wellington Management Company LLP
  SA Wellington Natural Resources Portfolio             Wellington Management Company LLP
  SA Wellington Real Return Portfolio                   Wellington Management Company LLP
  SA WellsCap Aggressive Growth Portfolio               Wells Capital Management Incorporated
  SA WellsCap Fundamental Growth Portfolio              Wells Capital Management Incorporated


1 Capital Research and Management Company manages the corresponding Master Fund
  (defined under GLOSSARY below) in which the Underlying Fund invests. The investment advisor of the Feeder Funds is SAAMCo.


2 On March 9, 2018, the investment manager changed its name from The Boston
  Company Asset Management, LLC to BNY Mellon Asset Management North America Corporation ("BNY Mellon AMNA").



                                       2


Effective October 9, 2017, the following Underlying Funds of the Anchor Series Trust ("AST"), SunAmerica Series Trust ("SAST") and Seasons Series Trust ("SST") have been renamed as indicated below.




FORMER UNDERLYING FUNDS: (before October 9, 2017)     CURRENT UNDERLYING FUNDS:
  Small & Mid Cap Value Portfolio                     SA AB Small & Mid Cap Value Portfolio
  Managed Allocation Balanced Portfolio               SA Allocation Balanced Portfolio
  Managed Allocation Growth Portfolio                 SA Allocation Growth Portfolio
  Managed Allocation Moderate Growth Portfolio        SA Allocation Moderate Growth Portfolio
  Managed Allocation Moderate Portfolio               SA Allocation Moderate Portfolio
  American Funds(R) Asset Allocation SAST Portfolio   SA American Funds(R) Asset Allocation Portfolio
  American Funds(R) Global Growth SAST Portfolio      SA American Funds(R) Global Growth Portfolio
  American Funds(R) Growth SAST Portfolio             SA American Funds(R) Growth Portfolio
  American Funds(R) Growth-Income SAST Portfolio      SA American Funds(R) Growth-Income Portfolio
  VCP Managed Asset Allocation SAST Portfolio         SA American Funds(R) VCP Managed Asset Allocation Portfolio
  Capital Growth Portfolio                            SA Boston Company Capital Growth Portfolio
  Technology Portfolio                                SA Columbia Technology Portfolio
  Ultra Short Bond Portfolio                          SA DFA Ultra Short Bond Portfolio
  "Dogs" of Wall Street Portfolio                     SA Dogs of Wall Street Portfolio
  Asset Allocation Portfolio                          SA Edge Asset Allocation Portfolio
  Corporate Bond Portfolio                            SA Federated Corporate Bond Portfolio
  Real Estate Portfolio*                              SA Fidelity Institutional AM(SM) Real Estate Portfolio
  Small Company Value Portfolio                       SA Franklin Small Company Value Portfolio
  Global Bond Portfolio                               SA Goldman Sachs Global Bond Portfolio
  Growth Opportunities Portfolio                      SA Invesco Growth Opportunities Portfolio
  VCP Value Portfolio                                 SA Invesco VCP Equity-Income Portfolio
  Balanced Portfolio**                                SA JPMorgan Diversified Balanced Portfolio
  Emerging Markets Portfolio                          SA JPMorgan Emerging Markets Portfolio
  Growth-Income Portfolio                             SA JPMorgan Equity-Income Portfolio
  Global Equities Portfolio                           SA JPMorgan Global Equities Portfolio
  Mid-Cap Growth Portfolio                            SA JPMorgan Mid-Cap Growth Portfolio
  Blue Chip Growth Portfolio                          SA MFS Blue Chip Growth Portfolio
  Telecom Utility Portfolio                           SA MFS Telecom Utility Portfolio
  International Diversified Equities Portfolio        SA Morgan Stanley International Equities Portfolio
  Equity Opportunities Portfolio                      SA Oppenheimer Main Street Large Cap Portfolio
  VCP Total Return Balanced Portfolio                 SA PIMCO VCP Tactical Balanced Portfolio
  High-Yield Bond Portfolio                           SA PineBridge High-Yield Bond Portfolio
  International Growth and Income Portfolio           SA Putnam International Growth and Income Portfolio
  Foreign Value Portfolio***                          SA Templeton Foreign Value Portfolio
  SunAmerica Dynamic Allocation Portfolio             SA VCP Dynamic Allocation Portfolio
  SunAmerica Dynamic Strategy Portfolio               SA VCP Dynamic Strategy Portfolio
  Capital Appreciation Portfolio                      SA Wellington Capital Appreciation Portfolio
  Government and Quality Bond Portfolio               SA Wellington Government and Quality Bond Portfolio
  Growth Portfolio                                    SA Wellington Growth Portfolio
  Natural Resources Portfolio                         SA Wellington Natural Resources Portfolio
  Real Return Portfolio                               SA Wellington Real Return Portfolio
  Aggressive Growth Portfolio                         SA WellsCap Aggressive Growth Portfolio
  Fundamental Growth Portfolio                        SA WellsCap Fundamental Growth Portfolio



* This fund was renamed to SA Pyramis(R) Real Estate on October 9, 2017 and has been renamed as of May 1, 2018 as SA Fidelity Institutional AMSM Real Estate Portfolio.

** This fund was renamed to SA JPMorgan Balanced Portfolio on October 9, 2017 and has been renamed as of May 1, 2018 as SA JPMorgan Diversified Balanced Portfolio.

*** This fund was renamed to SA Franklin Foreign Value Portfolio on October 9, 2017 and has been renamed as of May 1, 2018 as SA Templeton Foreign Value Portfolio.



                                       3

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--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
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GLOSSARY........................................................   5
HIGHLIGHTS......................................................   6
FEE TABLE.......................................................   8
   Maximum Owner Transaction Expenses...........................   8
   Separate Account Charges.....................................   8
   Additional Optional Feature Fees.............................   8
      Optional Polaris Income Plus, Polaris Income Builder
        and Polaris Income Plus Daily Fee.......................   8
   Total Annual Portfolio Operating Expenses....................   8
MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................  10
THE POLARIS CHOICE IV VARIABLE ANNUITY..........................  11
PURCHASING A POLARIS CHOICE IV VARIABLE ANNUITY.................  11
   Allocation of Purchase Payments..............................  12
   Accumulation Units...........................................  13
   Free Look....................................................  14
   Exchange Offers..............................................  14
   Important Information for Military Servicemembers............  14
INVESTMENT OPTIONS..............................................  14
   Variable Portfolios..........................................  14
   Trusts.......................................................  16
      AIM Variable Insurance Funds (Invesco Variable
        Insurance Funds)........................................  16
      Franklin Templeton Variable Insurance Products Trust......  16
      Goldman Sachs Variable Insurance Trust....................  16
      Lord Abbett Series Fund, Inc..............................  16
      Anchor Series Trust.......................................  16
      Seasons Series Trust......................................  16
      SunAmerica Series Trust...................................  16
   Substitution, Addition or Deletion of Variable Portfolios....  20
   Fixed Accounts...............................................  20
      Secure Value Account......................................  21
   Dollar Cost Averaging Fixed Accounts.........................  21
   Dollar Cost Averaging Program................................  21
   Automatic Asset Rebalancing Program..........................  22
   Transfers During the Accumulation Phase......................  22
   Short-Term Trading Policies..................................  23
   Transfers During the Income Phase............................  25
   Voting Rights................................................  25
ACCESS TO YOUR MONEY............................................  25
   Penalty Free Withdrawal Amount...............................  26
   Systematic Withdrawal Program................................  28
   Nursing Home Waiver..........................................  28
OPTIONAL LIVING BENEFITS........................................  28
   Polaris Income Plus, Polaris Income Builder and Polaris
     Income Plus Daily..........................................  31
ADDITIONAL IMPORTANT INFORMATION
  APPLICABLE TO ALL OPTIONAL LIVING BENEFITS....................  41
DEATH BENEFITS..................................................  45
   Beneficiary Continuation Programs............................  46
   Death Benefit Defined Terms..................................  47
   Death Benefit Options........................................  48
   Standard Death Benefit.......................................  48
   Optional Maximum Anniversary Value Death Benefit.............  48
   Spousal Continuation.........................................  48
EXPENSES........................................................  49
   Separate Account Charges.....................................  49
   Withdrawal Charges...........................................  50
   Underlying Fund Expenses.....................................  50
   Contract Maintenance Fee.....................................  50
   Transfer Fee.................................................  50
   Optional Living Benefit Fees.................................  51
   Optional Polaris Income Plus, Polaris Income Builder and
     Polaris Income Plus Daily Living Benefit Fee...............  51
   Optional Maximum Anniversary Value Death Benefit Fee.........  51
   Premium Tax..................................................  51
   Income Taxes.................................................  51
   Reduction or Elimination of Fees, Expenses and Additional
     Amounts Credited...........................................  51
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE
  CONTRACT......................................................  52
ANNUITY INCOME OPTIONS..........................................  53
   The Income Phase.............................................  53
   Annuity Income Options.......................................  54
   Fixed or Variable Annuity Income Payments....................  55
   Annuity Income Payments......................................  55
   Deferment of Payments........................................  55
TAXES...........................................................  55
   Annuity Contracts in General.................................  55
   Tax Treatment of Purchase Payments...........................  56
   Tax Treatment of Distributions...............................  56
   Required Minimum Distributions...............................  58
   Tax Treatment of Death Benefits..............................  59
   Tax Treatment of Optional Living Benefits....................  59
   Contracts Owned by a Trust or Corporation....................  59
   Withholding..................................................  59
   Gifts, Pledges and/or Assignments of a Contract..............  60
   Diversification and Investor Control.........................  60
   Our Taxes....................................................  61
OTHER INFORMATION...............................................  61
   The Distributor..............................................  61
   The Company..................................................  61
   The Separate Account.........................................  62
   The General Account..........................................  62
   Financial Statements.........................................  63
   Administration...............................................  63
   Legal Proceedings............................................  64
   Registration Statements......................................  64
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................  64
APPENDIX A - CONDENSED FINANCIAL INFORMATION.................... A-1
APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY................................................... B-1
APPENDIX C - FORMULA AND EXAMPLES OF
  CALCULATIONS OF THE POLARIS INCOME PLUS,
  POLARIS INCOME BUILDER AND POLARIS INCOME PLUS
  DAILY FEE..................................................... C-1
APPENDIX D - LIVING BENEFITS FOR CONTRACTS ISSUED
  PRIOR TO AUGUST 22, 2016...................................... D-1
APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.................................................. E-1
APPENDIX F - DEATH BENEFITS AND SPOUSAL
  CONTINUATION DEATH BENEFITS FOR CONTRACTS
  ISSUED PRIOR TO JANUARY 23, 2012.............................. F-1
APPENDIX G - POLARIS PORTFOLIO ALLOCATOR
  PROGRAM AND 50%-50% COMBINATION MODEL
  PROGRAM FOR CONTRACTS ISSUED PRIOR TO
  FEBRUARY 6, 2017.............................................. G-1



                                       4

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                                    GLOSSARY
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.


FEEDER FUNDS - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: SA American Funds(R) Global Growth, SA American Funds(R) Growth, SA American Funds(R) Growth-Income, SA American Funds(R) Asset Allocation, and SA American Funds(R) VCP Managed Asset Allocation Variable Portfolios.


FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange.

OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

PURCHASE PAYMENTS LIMIT - $1,000,000 for contracts issued on or after May 1, 2014. $1,500,000 for contracts issued prior to May 1, 2014.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of certain living benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       5

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--------------------------------------------------------------------------------
                                   HIGHLIGHTS
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The Polaris Choice IV Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges which equal 1.65% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect certain optional features, we may charge additional fees. Your contract provides for a free withdrawal amount each year. A separate withdrawal charge schedule applies to each Purchase Payment. After a Purchase Payment has been in the contract for 4 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE FEE TABLE, PURCHASING A POLARIS CHOICE IV VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A 10% federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above under EXPENSES, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND

TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing an optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.


You should consider the impact of Excess Withdrawals on the living benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.


DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


                                       6


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS. IF YOU ARE ELECTING A LIVING BENEFIT, YOU MAY BE PURCHASING THIS VARIABLE ANNUITY AS A LONG TERM INVESTMENT. YOU SHOULD CONSIDER WHETHER ANY BENEFITS OF THIS PRODUCT'S SHORTER WITHDRAWAL CHARGE SCHEDULE AND A HIGHER SEPARATE ACCOUNT CHARGE WOULD OUTWEIGH ANOTHER PRODUCT'S LONGER WITHDRAWAL CHARGE SCHEDULE AND A LOWER SEPARATE ACCOUNT CHARGE, PARTICULARLY IF YOU ARE SEEKING GUARANTEED INCOME. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.


IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       7

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                                   FEE TABLE
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THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Purchase Payment)(1)..... 8%

TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


PREMIUM TAX(2)........ 3.5%


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.



CONTRACT MAINTENANCE FEE(3)........ $50

SEPARATE ACCOUNT CHARGES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)



  Separate Account Charges(4)........................... 1.65%
  Optional Maximum Anniversary Value Death
     Benefit Fee........................................ 0.25%
                                                         ----
     Maximum Separate Account Annual Expenses(5)........ 1.90%
                                                         ====



ADDITIONAL OPTIONAL FEATURE FEES

You may elect one of the following optional living benefits, Polaris Income Plus, Polaris Income Builder or Polaris Income Plus Daily below, each of which are guaranteed minimum withdrawal benefits:


OPTIONAL POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE
(calculated as a percentage of the Income Base)(6)



                                      INITIAL             MAXIMUM
NUMBER OF COVERED PERSON        ANNUAL FEE RATE(7)   ANNUAL FEE RATE(7)
------------------------------ -------------------- -------------------
  For One Covered Person......        1.10%                2.20%
  For Two Covered Persons.....        1.35%                2.70%


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

(AS OF DECEMBER 31, 2017)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(8)   MAXIMUM(9)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................    0.47%        1.98%


FOOTNOTES TO THE FEE TABLE:
 1 Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 4 years as follows:


YEARS SINCE RECEIPT:.....   1    2    3    4   5+
                          8%   7%   6%   5%   0%


     Your contract provides for a free withdrawal amount each year. PLEASE SEE PENALTY FREE WITHDRAWAL AMOUNT BELOW.


 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.


 4 If you do not elect any optional features, your total separate account annual expenses would be 1.65%. If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.

 5 If you purchased your contract prior to January 23, 2012, you may have elected the Combination HV & Roll-Up death benefit which is no longer available for election. If you elected the Combination HV & Roll-Up death benefit, your Maximum Separate Account Annual Expenses would be 2.30%. Please see APPENDIX F for details regarding this death benefit.

 6 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to February 29, 2016, please see APPENDIX D for a description of the living benefit you may have elected.



                                       8

 7 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.


 Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in SA American Funds(R) VCP Managed Asset Allocation, SA BlackRock VCP Global Multi Asset, SA Invesco VCP Equity-Income, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, SA VCP Dynamic Allocation or SA VCP Dynamic Strategy Variable Portfolios. Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased due to VIX indexing and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Conversely, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.



                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.25%
   Two Covered Persons           0.60%            (+or-)0.25%

   * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).


 8 The minimum expense is for an Underlying Fund of Goldman Sachs Variable
   Insurance Trust as of its fiscal year ended December 31, 2017. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.04% of its fee and the fee is 0.43% after the waiver. If the waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until April 30, 2019 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.



 9 The maximum expense is for an Underlying Fund of Anchor Series Trust, as of its fiscal year ended December 31, 2017. Anchor Series Trust has a contractual agreement under which it will waive 0.81% of its fee and the fee is 1.17% after the waiver. If the fee waiver was reflected in the maximum expense table, the expense would be 1.17%. The contractual agreement with Anchor Series Trust will continue until at least April 30, 2019 and may not be terminated prior to that date without the approval of the Anchor Series Trust Board of Trustees.



                                       9

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses. The purpose of the expense examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The expense examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses.


EXAMPLE ASSUMPTIONS

The expense examples below assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. The expense examples also assume that no transfer fees were imposed. Premium taxes may apply in certain states; however, they are not reflected in the expense examples.

The Maximum Expense Examples reflect the highest possible combination of charges. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.





MAXIMUM EXPENSE EXAMPLES

(assuming separate account annual expenses of 1.90% including the optional Maximum Anniversary Value death benefit, the optional Polaris Income Plus feature (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.70% for the remaining years) and investment in an Underlying Fund with total expenses of 1.98%*)


(1)   If you surrender your contract at the end of the applicable time period:



   1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------   ---------   ---------   ---------
  $1,248      $2,360      $3,029      $6,024


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $448     $1,760      $3,029      $6,024



MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 1.65%, no election of optional features and investment in an Underlying Fund with total expenses of 0.47%**)






(1)   If you surrender your contract at the end of the applicable time period:



   1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------   ---------   ---------   ---------
  $1,016      $1,275      $1,161      $2,500


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $216     $675        $1,161      $2,500



ADDITIONAL EXPENSE EXAMPLE INFORMATION





1. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $75,000 or more. ADDITIONAL INFORMATION ON THE UNDERLYING FUND FEES CAN BE FOUND IN THE TRUST PROSPECTUSES.

2. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the Polaris Income Plus fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.


3. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


* The 1 year Maximum Expense Example reflects the Anchor Series Trust 0.81% fee waiver.



** The 1 year Minimum Expense Example reflects the Goldman Sachs Variable Insurance Trust 0.04% fee waiver.



THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.


                                       10

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                     THE POLARIS CHOICE IV VARIABLE ANNUITY
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YOU SHOULD FULLY DISCUSS ALL OF THE BENEFITS AND RISKS OF THIS VARIABLE ANNUITY WITH YOUR FINANCIAL REPRESENTATIVE PRIOR TO PURCHASE.
This variable annuity was developed to help you plan for your retirement. It has two phases:

     ACCUMULATION PHASE: In the Accumulation Phase, the variable annuity can help you build assets on a tax-deferred basis.

     INCOME PHASE: In the Income Phase, the variable annuity can provide you with guaranteed income through annuity income payments.

This variable annuity provides insurance features and benefits, which may be valuable to you:

     OPTIONAL LIVING BENEFIT: For a fee, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

     DEATH BENEFIT: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     GUARANTEED INCOME: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

     TAX DEFERRAL*: You do not pay taxes on your earnings from the contract until you withdraw them.
* If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401(k) or 403(b) plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios. The amount of money you can accumulate in your contract depends on the investment option you choose:

     VARIABLE PORTFOLIOS: You may invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in Variable Portfolios.

     FIXED ACCOUNTS: Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company.

For more information on available Variable Portfolio and Fixed Account investment options under this contract, PLEASE SEE INVESTMENT OPTIONS.


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                         PURCHASING A POLARIS CHOICE IV

                                VARIABLE ANNUITY
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When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date.

NOTE: In general, we will not issue a Qualified contract to anyone who is AGE 70 1/2 OR OLDER, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES.


JOINT OWNERSHIP

A Non-Qualified contract may be jointly owned by a spouse or non-spouse. Joint owners possess an equal and undivided interest in the contract. The age of the older Owner is used to determine the availability of most age driven benefits.

The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

We will not issue a Qualified contract with joint owners, in accordance with tax law.


Spouse

Your spouse (as determined for federal tax law purposes) may jointly own the contract. In certain states, domestic or civil union partners ("Domestic Partners") qualify for treatment as, or are equal to spouses under state law.


Non-Spouse

In certain states, we may issue the contract to non-spousal joint owners. NON-SPOUSAL JOINT OWNERS AND DOMESTIC PARTNERS SHOULD CONSULT WITH THEIR TAX ADVISER AND/OR FINANCIAL REPRESENTATIVE AS, THEY MAY NOT BE ABLE TO FULLY BENEFIT FROM CERTAIN BENEFITS AND FEATURES OF THE CONTRACT SUCH AS THE OPTIONAL LIVING BENEFIT, IF APPLICABLE SPOUSAL CONTINUATION OF THE DEATH BENEFIT.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.



NON-NATURAL OWNERSHIP


A trust, corporation or other non-natural entity may only own this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected.

At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities. We apply various considerations including but not limited to:

     o     Estate planning,


                                       11




     o     Tax consequences, and



     o The propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation.

FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase. We will not be bound by any assignment until we receive and process your written request at our Annuity Service Center and you have received confirmation.



     o Your rights and those of any other person with rights under this contract will be subject to the assignment.



     o We are not responsible for the validity, tax or other legal consequences of any assignment.



     o An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment, as determined in our sole discretion, if it changes the risk profile of the contract owner, if no Insurable Interest exists, or if not permitted by the Internal Revenue Code.

PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.



TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD


The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including revocation of any age-driven benefits and/or termination of the contract. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR SPECIFIC INFORMATION.



ALLOCATION OF PURCHASE PAYMENTS


In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center.

An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS




                                                           MINIMUM
                              MINIMUM        MINIMUM      AUTOMATIC
                              INITIAL      SUBSEQUENT     SUBSEQUENT
                             PURCHASE       PURCHASE       PURCHASE
                            PAYMENT(1)       PAYMENT       PAYMENT
       Qualified(2)        $25,000        $500           $100
     Non-Qualified(2)      $25,000        $500           $100



(1) If you purchased your contract through certain broker-dealers, the minimum initial Purchase Payment may be higher than the amounts shown in this table.

(2) These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES.



PURCHASE PAYMENT RESTRICTIONS

We reserve the right to refuse any Purchase Payment. We will not accept subsequent Purchase Payments from contract Owners age 86 or older.

WE WILL NOT ACCEPT SUBSEQUENT PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF YOU HAVE ELECTED AN OPTIONAL LIVING BENEFIT FEATURE. IF YOU SEND A SUBSEQUENT PURCHASE PAYMENT AFTER THE FIRST CONTRACT ANNIVERSARY, THE PURCHASE PAYMENT WILL NOT BE CONSIDERED TO BE RECEIVED BY US AND WE WILL RETURN THE PURCHASE PAYMENT. AS A RESULT, THE INCOME BASE OF THE LIVING BENEFIT MAY NOT BE INCREASED BY ADDING PURCHASE PAYMENTS. We reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary.



     o For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment.



     o Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval.


SUBMISSION OF PURCHASE PAYMENTS

Purchase Payments will be priced when received at the Annuity Service Center. Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Annuity Service Center.


REGULAR MAIL:

Purchase Payments submitted by check must be sent to the Annuity Service Center at the following address:



                                       12





AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

US LIFE (NEW YORK CONTRACTS ONLY)
Annuity Service Center
P.O. Box 100357
Pasadena, CA 91189-0357




EXPRESS DELIVERY:


Overnight deliveries of Purchase Payments can only be accepted at the following address:



AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

US LIFE (NEW YORK CONTRACTS ONLY)
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750




Electronic Transmission:


We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms.


Agent of Company:

We may have an agreement in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. If a broker-dealer is deemed to be our agent, Purchase Payments will be priced as of the time they are received by the broker-dealer.

You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that does not have such an agreement, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.


Automatic Payment Plan:

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments, if you have not elected a living benefit feature.


PURCHASE PAYMENT PRICING DATE

We allocate your Purchase Payment as of the date such Purchase Payment is priced.



     o An initial Purchase Payment is received by us in Good Order BEFORE Market Close, the Purchase Payment will be priced within two NYSE business days after it is received.

If the Purchase Payment is received in Good Order AFTER Market Close, the Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not receive the necessary information within five NYSE business days, we will obtain your permission to keep your money until we get the information necessary to issue the contract, or we will send your money back to whomever we received the funds from.


ALLOCATION INSTRUCTIONS

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS.



ACCUMULATION UNITS


We credit your contract with Accumulation Units when you allocate a Purchase Payment to the Variable Portfolios. We determine the value of each Accumulation Unit at the close of every NYSE business day. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios and the fees and expenses under your contract.

The number of Accumulation Units you are credited is calculated the day we process your Purchase Payment. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS.

The Accumulation Unit value is determined by multiplying the Accumulation Unit value for the next NYSE business day by a factor for the current NYSE business day.

The factor is determined by:


     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.


                                       13



We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.


If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in a money market or similar portfolio during the free look period. If we place your money in a money market portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.



EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS


If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing.

     o Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI").

           More details may be obtained on-line at the following website: www.insurance.va.gov.



     o This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract.



     o No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


You may allocate purchase payments using one or a combination of the investment options and fixed accounts, as may be available under your contract:


     o     Variable Portfolios


     o     Fixed Accounts

     o     Dollar Cost Averaging Fixed Account

     o     Secure Value Account (optional living benefit only)

If you elect an optional living benefit, not all investment options may be available and you must allocate your purchase payments in accordance with the applicable investment requirements. PLEASE SEE INVESTMENT AND REBALANCING REQUIREMENTS IN THE OPTIONAL LIVING BENEFITS SECTION.


VARIABLE PORTFOLIOS

The Variable Portfolios available under the contract invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. ALL VARIABLE PORTFOLIOS MAY NOT BE AVAILABLE THROUGH THE BROKER-DEALER WITH WHICH YOUR FINANCIAL REPRESENTATIVE IS AFFILIATED. PLEASE CHECK WITH YOUR FINANCIAL REPRESENTATIVE FOR AVAILABILITY.



                                       14




Like mutual funds, variable portfolios have different investment objectives and performance. These Variable Portfolios fall within one of the following asset classes:




 ASSET ALLOCATION    CASH
        BOND         STOCK



From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.


Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.


You can gain or lose money if you invest in these Variable Portfolios. You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.



PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH OF THESE VARIABLE PORTFOLIOS ARE APPROPRIATE FOR YOUR RISK TOLERANCE.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY FOR DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.


Selection of Underlying Funds

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor's or subadvisor's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm.

Another factor we may consider is whether the Underlying Fund or its service providers (i.e. the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.


Fund-of-Funds

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or Master-Feeder Funds, as described below. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.


Master-Feeder Funds

Under the Master-Feeder Funds structure, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund, which invests directly in individual securities.

Under the Master-Feeder structure, you will pay higher fees and expenses than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so.


Volatility Control Funds

Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. Conversely, these Variable Portfolios could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.



                                       15




These risk management techniques help us to manage our financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses.


TRUSTS

We offer Underlying Funds of affiliated and unaffiliated Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company as well as by other insurance companies.

Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


UNAFFILIATED TRUSTS

We offer Underlying Funds of the following unaffiliated Trusts:



     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment advisor to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Founding Funds Allocation VIP Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment advisor.


     GOLDMAN SACHS VARIABLE INSURANCE TRUST -- CLASS SERVICE SHARES

     Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust ("GST").


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").


AFFILIATED TRUSTS

We offer Underlying Funds of the following affiliated Trusts:



     SAAMCO MANAGED TRUSTS


     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for certain Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.



     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are subadvisors to Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").


     SAST also offers Master-Feeder Funds, the SA VCP Dynamic Allocation Portfolio, the SA VCP Dynamic Strategy Portfolio, and Volatility Control Funds.


            SAST MASTER-FEEDER FUNDS

            Capital Research and Management Company is the investment advisor of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment advisor to the Feeder Funds.

            All of the Feeder Fund assets are invested in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

            If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment advisor to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.



                                       16




            SA VCP DYNAMIC ALLOCATION PORTFOLIO AND
            SA VCP DYNAMIC STRATEGY PORTFOLIO
            SAAMCo is the investment advisor of the SA VCP Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). AllianceBernstein L.P. is the subadvisor (the "Subadvisor") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.
            The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees like the living and death benefits. This risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy, due in part to a formula developed by the Company and provided by SAAMCo to the Subadvisor. The formula used by the Subadvisor may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment advisor and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.

            SA AMERICAN FUNDS (R) VCP MANAGED ASSET ALLOCATION PORTFOLIO
            SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO
            SA INVESCO VCP EQUITY-INCOME PORTFOLIO
            SA PIMCO VCP TACTICAL BALANCED PORTFOLIO
            SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO
            SA T. ROWE PRICE VCP BALANCED PORTFOLIO
            The Variable Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. As stated above, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST AND THE AMERICAN FUNDS INSURANCE SERIES MASTER FUND FOR DETAILS.
            The Variable Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. As stated above, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST AND THE AMERICAN FUNDS INSURANCE SERIES MASTER FUND FOR DETAILS.




YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT
AIG.ONLINEPROSPECTUS.NET/AIG/PRODUCTDOCUMENTS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE
COMMISSION'S WEBSITE AT WWW.SEC.GOV.



           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                                       17


CASH




UNDERLYING FUNDS:
-------------------------------------------------
 Goldman Sachs VIT Government Money Market Fund     Goldman Sachs Asset Management, L.P.     GST



ASSET ALLOCATION




UNDERLYING FUNDS:                                    MANAGED BY:                                  TRUST
--------------------------------------------------   ------------------------------------------   -------
 Franklin Founding Funds Allocation VIP Fund         Franklin Templeton Services, LLC             FTVIPT
 Franklin Income VIP Fund                            Franklin Advisers, Inc.                      FTVIPT
 SA Allocation Balanced Portfolio                    SunAmerica Asset Management, LLC             SST
 SA Allocation Growth Portfolio                      SunAmerica Asset Management, LLC             SST
 SA Allocation Moderate Portfolio                    SunAmerica Asset Management, LLC             SST
 SA Allocation Moderate Growth Portfolio             SunAmerica Asset Management, LLC             SST
 SA American Funds(R) Asset Allocation Portfolio     Capital Research and Management Company      SAST
 SA BlackRock Multi-Asset Income Portfolio           BlackRock Investment Management, LLC         AST
 SA Edge Asset Allocation Portfolio                  Principal Global Investors, LLC              AST
 SA JPMorgan Diversified Balanced Portfolio          J.P. Morgan Investment Management Inc.       SAST
 SA MFS Total Return Portfolio*                      Massachusetts Financial Services Company     SAST



BOND




UNDERLYING FUNDS:                                        MANAGED BY:                                                  TRUST
------------------------------------------------------   ----------------------------------------------------------   ------
 SA DFA Ultra Short Bond Portfolio                       Dimensional Fund Advisors LP                                 SAST
 SA Federated Corporate Bond Portfolio                   Federated Investment Management Company                      SAST
 SA Goldman Sachs Global Bond Portfolio                  Goldman Sachs Asset Management International                 SAST
 SA JPMorgan MFS Core Bond Portfolio                     J.P. Morgan Investment Management Inc. and Massachusetts     SAST
                                                         Financial Services Company
 SA PineBridge High-Yield Bond Portfolio                 PineBridge Investments LLC                                   SAST
 SA Wellington Government and Quality Bond Portfolio     Wellington Management Company LLP                            AST
 SA Wellington Real Return Portfolio                     Wellington Management Company LLP                            SST



STOCK




UNDERLYING FUNDS:                                        MANAGED BY:                                      TRUST
------------------------------------------------------   ----------------------------------------------   ------
 Invesco V.I. American Franchise Fund                    Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Comstock Fund                              Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Growth and Income Fund                     Invesco Advisers, Inc.                           AVIF
 Lord Abbett Growth and Income Portfolio                 Lord, Abbett & Co. LLC                           LASF
 SA AB Growth Portfolio                                  AllianceBernstein L.P.                           SAST
 SA AB Small & Mid Cap Value Portfolio                   AllianceBernstein L.P.                           SAST
 SA American Funds(R) Global Growth Portfolio            Capital Research and Management Company          SAST
 SA American Funds(R) Growth Portfolio                   Capital Research and Management Company          SAST
 SA American Funds(R) Growth-Income Portfolio            Capital Research and Management Company          SAST
 SA Boston Company Capital Growth Portfolio              BNY Mellon AMNA                                  SAST
 SA Columbia Technology Portfolio                        Columbia Management Investment Advisers, LLC     SAST
 SA Dogs of Wall Street Portfolio                        SunAmerica Asset Management, LLC                 SAST
 SA Fidelity Institutional AM Real Estate Portfolio      FIAM LLC                                         SAST
 SA Franklin Small Company Value Portfolio               Franklin Advisory Services, LLC                  SAST
 SA Invesco Growth Opportunities Portfolio               Invesco Advisers, Inc.                           SAST
 SA Janus Focused Growth Portfolio                       Janus Capital Management, LLC                    SAST
 SA JPMorgan Emerging Markets Portfolio                  J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Equity-Income Portfolio                     J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Global Equities Portfolio                   J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Mid-Cap Growth Portfolio                    J.P. Morgan Investment Management Inc.           SAST
 SA Legg Mason BW Large Cap Value Portfolio              Brandywine Global Investment Management, LLC     SAST
 SA MFS Blue Chip Growth Portfolio                       Massachusetts Financial Services Company         SAST
 SA MFS Massachusetts Investors Trust Portfolio*         Massachusetts Financial Services Company         SAST
 SA MFS Telecom Utility Portfolio                        Massachusetts Financial Services Company         SAST
 SA Morgan Stanley International Equities Portfolio      Morgan Stanley Investment Management Inc.        SAST
 SA Oppenheimer Main Street Large Cap Portfolio          Oppenheimer Funds, Inc.                          SAST
 SA Putnam International Growth and Income Portfolio     Putnam Investment Management, LLC                SAST
 SA Templeton Foreign Value Portfolio                    Templeton Investment Counsel, LLC                SAST
 SA Wellington Capital Appreciation Portfolio            Wellington Management Company LLP                AST
 SA Wellington Growth Portfolio                          Wellington Management Company LLP                AST
 SA Wellington Natural Resources Portfolio               Wellington Management Company LLP                AST
 SA WellsCap Aggressive Growth Portfolio                 Wells Capital Management Incorporated            SAST
 SA WellsCap Fundamental Growth Portfolio                Wells Capital Management Incorporated            SAST


                                       18


VOLATILITY CONTROL FUNDS




UNDERLYING FUNDS:                                              MANAGED BY:                                              TRUST
-------------------------------------------------------------- -------------------------------------------------------- ------
 SA American Funds(R) VCP Managed Asset Allocation Portfolio   Capital Research and Management Company                  SAST
 SA BlackRock VCP Global Multi Asset Portfolio                 Investment Management, LLC                               SAST
 SA Invesco VCP Equity-Income Portfolio                        Invesco Advisers, Inc.                                   SAST
 SA PIMCO VCP Tactical Balanced Portfolio                      Pacific Investment Management Company LLC                SAST
 SA Schroders VCP Global Allocation Portfolio                  Schroder Investment Management North America Inc.        SAST
 SA T. Rowe Price VCP Balanced Portfolio                       T. Rowe Price Associates, Inc.                           SAST
 SA VCP Dynamic Allocation Portfolio                           SunAmerica Asset Management, LLC and AllianceBernstein   SAST
                                                               L.P.
 SA VCP Dynamic Strategy Portfolio                             SunAmerica Asset Management, LLC and AllianceBernstein   SAST
                                                               L.P.



* SA Dogs of Wall Street is an equity fund seeking total return including capital appreciation and current income. Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.



                                       19



EFFECTIVE FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL PROGRAM ARE NO LONGER OFFERED. If you are currently invested in a Polaris Portfolio Allocator Model or 50%-50% Combination Model, please see the POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX for more information.


SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS


Your contract may offer a Fixed Account for a guaranteed period. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed accounts other than Dollar Cost Averaging fixed account options (as described below), we will declare annual fixed account crediting rates each contract year, and this rate will never be lower than the minimum guarantee rate as referenced in your contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the contract withdrawal charge period and the number of years since your annuity contract was issued. You may obtain current interest rates by calling the Annuity Service Center or by speaking with your financial representative.

Please check with your financial representative regarding the availability of a Fixed Account. Allocations to the Fixed Account are obligations of the General Account. In reliance on certain exemptions and exclusions, interests in the General Account are not registered as securities under the Securities Act of 1933 and not registered as an investment company under the Investment Company Act of 1940. However, the disclosures in the prospectus about the Fixed Accounts are subject to certain provisions of the federal securities laws regarding the accuracy and completeness of disclosures. PLEASE SEE GENERAL ACCOUNT BELOW.

Minimum Guaranteed Interest Rate

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise.


Interest Rate Categories


There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.



Transfers/Withdrawals from Fixed Accounts


There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.


We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

If available through our Dollar Cost Averaging Program, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on a monthly basis. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center.

Check with your financial representative about the current availability of this service.



                                       20




Fixed Account Restrictions


At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.



SECURE VALUE ACCOUNT

If you elect a living benefit, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with the election of a living benefit and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" UNDER OPTIONAL LIVING BENEFITS. Allocations to the Secure Value Account are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.



DOLLAR COST AVERAGING FIXED ACCOUNTS



Purchase Payments

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment amounts are as follows:




  DCA FIXED ACCOUNT      MINIMUM PURCHASE PAYMENT
      6-Month           $  600
      12-Month          $1,200
      2-Year*           $2,400



* 2-Year DCA Fixed Account not available for contracts issued on or after October 1, 2013.



     o The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as "source" accounts exclusively to facilitate the DCA Program for a specified time period.



     o You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account. PLEASE SEE DOLLAR COST AVERAGING PROGRAM below for more information.



     o Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to available investment options according to your current allocation instructions on file.

If your contract was issued on or after October 1, 2013, the 2-Year DCA Fixed Account is not available for investment. For contracts issued prior to October 1, 2013, without election of a living benefit, the 2-Year DCA Fixed Account will remain available for subsequent Purchase Payments on contracts issued initially with the 2-Year DCA Fixed Account. The minimum subsequent Purchase Payment that you must invest for the 2-Year DCA Fixed Account is $2,400.


DCA Interest Rate Crediting

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.



DOLLAR COST AVERAGING PROGRAM


Under the DCA Program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account").

The DCA Program allows you to invest gradually in available investment options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


Example of DCA Program


Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money


                                       21



each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.



DCA Program Guidelines



     o     Fixed Accounts are not available as target accounts for the DCA
           Program.

     o     Transfers occur on a monthly periodic schedule.



     o The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account.



     o Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.


Allocation of Subsequent Purchase Payments to DCA Program

If you have not elected an optional living benefit and you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring subsequent Purchase Payments into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s). PLEASE SEE DOLLAR COST AVERAGING FIXED ACCOUNTS ABOVE for more information.


Termination of DCA Program

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions.

Under the Automatic Asset Rebalancing Program:



     o You may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to preselected percentages for no additional charge.



     o At your request, rebalancing occurs on a quarterly, semiannual or annual basis.



     o Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.


Changes to Rebalancing Instructions

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise.


Mandatory Rebalancing with Election of a Living Benefit

If you elect an optional living benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and we will notify you of such reversion. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

Automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU 30 DAYS PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.



TRANSFERS DURING THE ACCUMULATION PHASE


Subject to the Company's rules, restrictions and policies (including short term trading policies) described below, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts.



     o Funds already in your contract cannot be transferred into the DCA Fixed Accounts, if available.



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     o     You must transfer at least $100 per transfer.



     o If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.


Submitting Transfer Instructions

Your transfer instructions must be received via one of the methods and locations referenced below; otherwise they will not be considered received by us. PLEASE SEE SHORT-TERM TRADING POLICIES below for more information.



TELEPHONE:


(800) 445-7862

INTERNET:
www.aig.com/annuities

UNITED STATES POSTAL SERVICE (FIRST-CLASS MAIL):
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570

FACSIMILE:
(818) 615-1543



Telephone/Internet Authorization


We may accept transfers by telephone or the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center at the above address.


Transfer Fees

There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.

PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC FEES.


Accepting Transfer Requests

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center at the address above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE TELEPHONE, FAX AND/OR INTERNET TRANSFER PRIVILEGES AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THE RIGHT OF SUSPENSION.


Pricing Transfer Requests

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.



SHORT-TERM TRADING POLICIES


This variable annuity contract is not designed to support frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below.


Risks of Short-Term Trading

Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.


We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.


EFFECTIVE AUGUST 6, 2012, THE SHORT-TERM TRADING POLICY APPLICABLE TO YOUR PROSPECTUS CHANGED AS FOLLOWS:


TRADING POLICY BEFORE CHANGE    TRADING POLICY AFTER CHANGE
 5th transfer in a 6-Month      15th transfer in 12-Month
 Rolling Period triggers the    Rolling Period triggers the
 U.S. Mail                      U.S. Mail
 method of Transfer             method of Transfer.

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STANDARD U.S. MAIL POLICY

Under the Standard U.S. Mail Policy, all transfers must be submitted by U.S. Mail for 12-months. The 15th transfer in a 12-month look-back period ("12-Month Rolling Period") triggers the Standard U.S. Mail Policy.


Transfer Requests under the U.S. Mail Policy



     o While the U.S. Mail Policy is in effect, we will not accept transfer requests sent by any other method except U.S. Mail.



     o Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.



     o All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers.



     o Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

     o We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts. SEE OMNIBUS GROUP CONTRACTS below for more information.


Example

For example, if you made a transfer on August 17, 2018 and within the previous twelve months (from August 18, 2017 forward) you made 15 transfers including the August 17th transfer, then all transfers made for twelve months after August 17, 2018 must be submitted by U.S. Mail (from August 18, 2018 through August 17, 2019).


ACCELERATED U.S. MAIL POLICY

We may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers.


ADDITIONAL SHORT-TERM TRADING RESTRICTIONS

To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to:



     1. impose further limits on the size, manner, number and/or frequency of transfers you can make;

     2.   impose minimum holding periods;

     3.   reject any Purchase Payment or transfer request;

     4.   terminate your transfer privileges; and/or

     5.   request that you surrender your contract.

WE WILL NOTIFY YOU IN WRITING IF YOUR TRANSFER PRIVILEGES ARE MODIFIED, SUSPENDED OR TERMINATED. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Enforcement Determination Factors


Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     o     the number of transfers made in a defined period;

     o     the dollar amount of the transfer;

     o the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     o the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     o whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     o the history of transfer activity in the contract or in other contracts we may offer; and/or

     o other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.



Applicability to Third Party Trading Services


The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.



Deterrence Limitations

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract



                                       24




Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above.

Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict.

You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.


OMNIBUS GROUP CONTRACTS


Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.


WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THE TRANSFERS DURING THE ACCUMULATION PHASE SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.



UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES


Please note that the Underlying Funds have their own policies and procedures (outlined in their respective prospectus) with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours.



     o We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee.



     o We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason.

We are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.


Processing Omnibus Orders


Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.



Required Information Sharing

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity.



TRANSFERS DURING THE INCOME PHASE


During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

You may not use the DCA Program or the Automatic Asset Rebalancing Program during the Income Phase.



VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract in one of the following ways:

     o     Partial Withdrawal,

     o     Systematic Withdrawal,

     o     Total Withdrawal (also known as surrender), or

     o     Annuity Income Payment (during Income Phase).


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Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES. Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES.


MINIMUM WITHDRAWAL AMOUNT AND MINIMUM CONTRACT VALUE




                              MINIMUM           MINIMUM
                             WITHDRAWAL         CONTRACT
                               AMOUNT           VALUE(2)
 Partial Withdrawal       $1,000(1)         $2,500(3)
 Systematic Withdrawal    $  100            $2,500(3)



(1) If not taking a withdrawal under a living benefit, the minimum amount you can withdraw is $1,000.

(2) The value left in any Variable Portfolio or available Fixed Account must be at least $100 after a withdrawal.

(3)   The total contract value must be at least $2,500 after a withdrawal.

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected an optional living benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


PENALTY FREE WITHDRAWAL AMOUNT

Your contract provides for a penalty free withdrawal amount each contract year during the applicable withdrawal period. The penalty free withdrawal amount is the portion of your contract that we allow you to take out without being charged a withdrawal charge. The free withdrawal amount does not reduce the basis used to calculate future annual penalty free withdrawals and withdrawal charges.



YOUR MAXIMUM ANNUAL PENALTY FREE WITHDRAWAL AMOUNT equals 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges.

If you elect an optional living benefit, PLEASE SEE PENALTY FREE WITHDRAWAL AMOUNT AND THE LIVING BENEFIT BELOW.



Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn penalty free.

If, in any contract year, you choose to take less than the full penalty free withdrawal amount, then you may not carry over the unused amount as an additional penalty free withdrawal in subsequent years.


Penalty Free Withdrawal Amount and the Living Benefit

If you elect a living benefit and if you withdraw an amount that is under the 10% penalty free withdrawal amount as described above, but exceed the Maximum Annual Withdrawal Amount, it will be treated as an Excess Withdrawal for purposes of calculating your Income Base, Income Credit Base, if applicable, and future income payments under the living benefit even though you are not assessed a withdrawal charge. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" UNDER OPTIONAL LIVING BENEFITS.

If the portion of any withdrawal taken under a living benefit is over the 10% penalty free withdrawal amount, it may also be subject to applicable withdrawal charges.

For example, if you elected a living benefit and your Maximum Annual Withdrawal Amount (MAWA) is $6,000 (assuming Maximum Annual Withdrawal Percentage of 6%, $100,000 Income Base and $100,000 Contract Value), your penalty free withdrawal amount would be $10,000. That means that the $6,000 MAWA for that contract year would not be assessed a withdrawal charge because it is within the penalty free withdrawal amount. You may also take up to an additional $4,000 that contract year as a penalty free withdrawal amount; however, this $4,000 would be considered an Excess Withdrawal under the living benefit which reduces the Income Base, the Income Credit Base if applicable, and future Maximum Annual Withdrawal Amounts.


ASSESSMENT OF WITHDRAWAL CHARGES

We deduct a withdrawal charge applicable to any amount of a partial or total withdrawal in excess of your penalty free withdrawal amount made before the end of the withdrawal charge period. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more than the annual penalty free amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE WITHDRAWAL CHARGES AND EXPENSES.

When you make a partial withdrawal, we deduct it from any remaining annual penalty free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you will access your Purchase Payments that are lower or no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges or higher withdrawal charges.


Required Minimum Distributions

If you are taking required minimum distributions applicable to this contract only, we waive any withdrawal charges applicable to those withdrawals. PLEASE SEE TAXES FOR DETAILS REGARDING REQUIRED MINIMUM DISTRIBUTIONS.



                                       26




Annuity Income Payments

Any time after your second contract anniversary, you may receive annuity income payments for a specified period of time and at a frequency as elected by you. We will waive any applicable withdrawal charges upon processing of your request to annuitize the contract. PLEASE SEE ANNUITY INCOME OPTIONS.

If you request a total withdrawal (surrender) of your contract, we may also deduct any premium taxes, if applicable. IF YOU FULLY SURRENDER YOUR CONTRACT IN THE FUTURE WHILE WITHDRAWAL CHARGES ARE STILL APPLICABLE, YOU WILL NOT RECEIVE THE BENEFIT OF ANY PREVIOUSLY WITHDRAWN PENALTY FREE WITHDRAWALS OR ANY WITHDRAWALS SUBJECT TO MINIMUM DISTRIBUTION REQUIREMENTS UPON A FULL SURRENDER FOR THE PURPOSES OF CALCULATING THE WITHDRAWAL CHARGE. PLEASE SEE EXPENSES.


Calculating Withdrawal Charges

For the purpose of calculating the withdrawal charge if you request a total withdrawal of your contract, any prior penalty free withdrawal amount, including a required minimum distribution, in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.


Example:

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features. In contract year 2, you take out your maximum penalty free withdrawal of $10,000. After that penalty free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:


A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 6% is the applicable percentage) [B x C=$6,000]

     D=  Your full contract value ($84,000) available for total withdrawal



Required Minimum Distributions

If you are taking required minimum distributions applicable to this contract only, we waive any withdrawal charges applicable to those withdrawals. PLEASE SEE TAXES FOR DETAILS REGARDING REQUIRED MINIMUM DISTRIBUTIONS.

Annuity Income Payments

Any time after your second contract anniversary, you may receive annuity income payments for a specified period of time and at a frequency as elected by you. We will waive any applicable withdrawal charges upon processing of your request to annuitize the contract. PLEASE SEE ANNUITY INCOME OPTIONS.


PROCESSING WITHDRAWAL REQUESTS

A request to access money from your contract, as outlined above, must be submitted in writing and in Good Order to the Annuity Service Center at the following address. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days. If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature.



Annuity Service Center

P.O. Box 15570
Amarillo, TX 79105-5570



Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days.


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.



Partial, Systematic, and Required Minimum Distributions

Partial withdrawals, systematic withdrawals and required minimum distributions will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested, unless you provide different instructions.

If you surrender your contract, we may deduct any premium taxes, if applicable. PLEASE SEE EXPENSES.



                                       27




Optional Living Benefit Withdrawals

Partial Withdrawals under an optional living benefit are deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested.


Total Withdrawals

We calculate withdrawal charges upon total withdrawal of the contract on the day after we receive your request in Good Order. Any prior penalty free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges. We will return your contract value less any applicable fees and charges within 7 calendar days of the request.



SYSTEMATIC WITHDRAWAL PROGRAM


During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these periodic withdrawals to your bank account is available.

Please contact our Annuity Service Center which can provide the necessary enrollment forms. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the penalty free withdrawal amount permitted each year.

If you elect a living benefit and choose to receive periodic withdrawals under the Systematic Withdrawal Program, you must request withdrawals on the appropriate living benefit enrollment form. If we receive your request on another form, your request will not be processed. The Systematic Withdrawal Program for contracts with a living benefit is designed to provide withdrawal amounts within the Maximum Annual Withdrawal Amount. Any amounts taken above your Maximum Annual Withdrawal Amount while enrolled in the Systematic Withdrawal Program will reduce the amount of each remaining systematic withdrawal within the same contract year and may permanently reduce future guaranteed withdrawal amounts.


Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.


NURSING HOME WAIVER


If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on partial or total withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home.



     o You cannot use this waiver during the first 90 days after your contract is issued.



     o The confinement period for which you seek the waiver must begin after you purchase your contract.



     o We will only waive withdrawal charges on withdrawals paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit the following documents to the Annuity Service Center:



     1)     a doctor's note recommending admittance to a nursing home;



     2)     an admittance form which shows the type of facility you entered;
            and



     3) the bill from the nursing home which shows that you met the 60 day confinement requirement.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE AVAILABILITY OF THE NURSING HOME WAIVER.


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                            OPTIONAL LIVING BENEFITS
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OVERVIEW OF LIVING BENEFITS


The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may have elected one of the optional Living Benefits, all of which are guaranteed minimum withdrawal benefits, for an additional fee only at the time of contract issue. Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return.


The investment requirements may reduce the need to rely on the guarantees provided by these living benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. Therefore, the investment restrictions reduce the Company's risk that the Contract Value will be reduced to zero before the covered person(s)' death. Withdrawals taken while Contract Value is greater than zero are withdrawals of the contract owner's own money. Any amounts that we may pay under the



                                       28




feature in addition to your contract value are subject to the Company's financial strength and claims-paying ability. Excess Withdrawals may significantly reduce the value of or terminate the living benefit; therefore, election of the living benefit may not be appropriate for a contract owner who intends to take withdrawals greater than the maximum annual withdrawal amount. PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH VARIABLE PORTFOLIOS ARE APPROPRIATE FOR THE LIVING BENEFIT YOU ELECTED.


Please read carefully the more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD CONSIDER EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE DECIDING TO ELECT A LIVING BENEFIT.

Below is a summary of the key features of the optional Living Benefits offered in your contract followed by a glossary of defined terms used to describe the Living Benefits.

POLARIS INCOME PLUS(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's Highest Anniversary Value, or an Income Base with an annual Income Credit. If you elect Polaris Income Plus, you may choose from Income Options 1, 2 or 3.


The annual 5.5% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 5.5% Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 5.5% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. After the first 12 years, only the Highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Purchase Payments.


POLARIS INCOME BUILDER(R) offers guaranteed lifetime income and the opportunity to increase income by locking in the greater of either the contract's Highest Anniversary Value, or an Income Base with an annual Income Credit.

The annual 5% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 5% Income Credit is only available in years when no withdrawals are taken. After the first 12 years, only the Highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Purchase Payments.


POLARIS INCOME PLUS DAILY(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. Prior to the first withdrawal, Income Base step-ups, if any, occur on a daily basis. After the first withdrawal, Income Base step-ups, if any, occur only on Benefit Year Anniversaries, looking back at the prior Benefit Year's Step-up Values. If you elect Polaris Income Plus Daily, you may choose from Income Options 1, 2, or 3.



GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS

You must invest in accordance with investment requirements outlined below.

Living Benefits may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.

These optional Living Benefits are designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime/retirement income. The Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily Living Benefits are designed to provide the contract owner(s) lifetime income with the flexibility to start income at any time. The guaranteed rising income component available on Polaris Income Plus offers an additional benefit to those starting income soon after the contract is issued. Unlike Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily do not offer guaranteed rising income. For those deferring income, Polaris Income Builder combines the power of slightly higher withdrawal rates than some Polaris Income Plus Income Options and the annual Income Credit to grow the Income Base for a later income start date. Polaris Income Plus Daily allows the contract owner greater flexibility of investment options while providing the ability for the Income Base to step up more frequently to Step-up Values. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.

Please note that not all of these Living Benefits may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular


                                       29



circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.


Certain living benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO AUGUST 22, 2016, PLEASE SEE APPENDIX D FOR DETAILS REGARDING THOSE BENEFITS.


Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

     o Prior to January 23, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o On January 23, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.

     o On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.

If you elected a living benefit feature, you may not establish an automatic subsequent purchase payment plan, and any current payment plan has been terminated.


LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.

CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.


EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


HIGHEST ANNIVERSARY VALUE
For Polaris Income Plus and Polaris Income Builder only, the current Anniversary Value that is greater than (1) all previous Anniversary Values; and
(2) Purchase Payments received prior to the first contract anniversary.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


INCOME CREDIT
For Polaris Income Plus and Polaris Income Builder only, an amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


                       INCOME CREDIT
                    (AS A PERCENTAGE OF
    OPTIONAL         THE INCOME CREDIT               INCOME
 LIVING BENEFIT            BASE)              CREDIT AVAILABILITY
 Polaris                   5.5%           Available during the first
 Income Plus                                12 Benefit Years -- the
                                           Income Credit is REDUCED
                                           in years withdrawals are
                                                     taken
 Polaris                    5%            Available during the first
 Income                                     12 Benefit Years -- the
 Builder                                       Income Credit is
                                            ELIMINATED in years any
                                              withdrawal is taken
 Polaris              Not available              Not available
 Income Plus
 Daily

INCOME CREDIT BASE
For Polaris Income Plus and Polaris Income Builder only, the Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


                                       30



INCOME CREDIT PERIOD
For Polaris Income Plus and Polaris Income Builder only, the period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.


INVESTMENT REQUIREMENTS
We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.


MINIMUM INCOME BASE
For Polaris Income Plus and Polaris Income Builder only, the guaranteed minimum amount equal to 200% of the first Benefit Year's Purchase Payments to which the Income Base will be increased on the 12th Benefit year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary.


PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.


STEP-UP VALUE
For Polaris Income Plus Daily only, a value used to determine the Income Base that is equal to the contract value on any day if it is greater than the Income Base on that day. This value is determined daily.


POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY

How do Polaris Income Plus and Polaris Income Builder work?

Both Polaris Income Plus and Polaris Income Builder lock in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be at least 200% of your first Benefit Year's Purchase Payments ("Minimum Income Base"). PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.


How does Polaris Income Plus Daily work?

Unlike Polaris Income Plus and Polaris Income Builder, Polaris Income Plus Daily offers neither Income Credits nor a Minimum Income Base. Instead, Polaris Income Plus Daily's Income Base is increased by locking in Step-up Values. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments. We will not accept subsequent Purchase Payments after the first contract anniversary. Until a withdrawal has been taken, the Income Base is increased to the Step-up Value immediately. After the first withdrawal, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year's Step-up Values. PLEASE SEE "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" BELOW.

What determines the amount I can receive each year?

The amount that you receive depends on which Living Benefit you have elected, the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. For Polaris Plus Income Daily, the amount you receive also differs depending on when you take your first withdrawal. You must choose a feature and income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on the feature elected and whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income


                                       31

Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal, (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)' 65th birthday and, for Polaris Plus Income Daily only, (5) when you take your first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.

                                       32


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
                                       TABLE

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.


POLARIS INCOME PLUS


                                                     POLARIS            POLARIS           POLARIS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED      INCOME PLUS        INCOME PLUS       INCOME PLUS
         PERSON AT FIRST WITHDRAWAL(1)           INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 59)              4.0%  /  3.0%(2)   4.0%  /  3.0%(2)   3.25%  /  3.25%
 One Covered Person (Age 60 - 64)              5.0%  /  3.0%(2)   5.0%  /  3.0%(2)   3.75%  /  3.75%
 One Covered Person (Age 65 - 71)                6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 One Covered Person (Age 72 and Older)           6.5%  /  4.0%      7.5%  /  3.0%    5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)             3.5%  /  3.0%(3)   3.5%  /  3.0%(3)    3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)             4.5%  /  3.0%(3)   4.5%  /  3.0%(3)    3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)               5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)          6.0%  /  4.0%      7.0%  /  3.0%    4.75%  /  4.75%

POLARIS INCOME BUILDER


 NUMBER OF COVERED PERSONS AND AGE OF COVERED   POLARIS INCOME
         PERSON AT FIRST WITHDRAWAL(1)              BUILDER
 One Covered Person (Age 65 and Older)         5.40%  /  5.40%
 Two Covered Persons (Age 65 and Older)        4.90%  /  4.90%

POLARIS INCOME PLUS DAILY

IF NO WITHDRAWALS ARE TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY OR IF THE FIRST WITHDRAWAL IS TAKEN WHEN THE COVERED PERSON IS AGE 68 OR OLDER:


                                                 POLARIS INCOME     POLARIS INCOME    POLARIS INCOME
 NUMBER OF COVERED PERSONS AND AGE OF COVERED      PLUS DAILY         PLUS DAILY        PLUS DAILY
         PERSON AT FIRST WITHDRAWAL(1)           INCOME OPTION 1    INCOME OPTION 2   INCOME OPTION 3
 One Covered Person (Age 45 - 59)              4.0%  /  3.0%(2)   4.0%  /  3.0%(2)   3.25%  /  3.25%
 One Covered Person (Age 60 - 64)              5.0%  /  3.0%(2)   5.0%  /  3.0%(2)   3.75%  /  3.75%
 One Covered Person (Age 65 - 71)                6.0%  /  4.0%      7.0%  /  3.0%     5.0%  /  5.0%
 One Covered Person (Age 72 and Older)           6.5%  /  4.0%      7.5%  /  3.0%    5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)             3.5%  /  3.0%(3)   3.5%  /  3.0%(3)    3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)             4.5%  /  3.0%(3)   4.5%  /  3.0%(3)    3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)               5.5%  /  4.0%      6.5%  /  3.0%     4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)          6.0%  /  4.0%      7.0%  /  3.0%    4.75%  /  4.75%



                                       33

IF THE WITHDRAWAL IS TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY AND THE
  COVERED PERSON IS YOUNGER THAN AGE 68:


                                                  POLARIS INCOME       POLARIS INCOME      POLARIS INCOME
 NUMBER OF COVERED PERSONS AND AGE OF COVERED       PLUS DAILY           PLUS DAILY          PLUS DAILY
        PERSON AT FIRST WITHDRAWAL(1)             INCOME OPTION 1      INCOME OPTION 2     INCOME OPTION 3
 One Covered Person (Age 45 - 59)               3.5%  /  2.5%(4)     3.5%  /  2.5%(4)     2.75%  /  2.75%
 One Covered Person (Age 60 - 64)               4.5%  /  2.5%(4)     4.5%  /  2.5%(4)     3.25%  /  3.25%
 One Covered Person (Age 65 - 67)                 5.5%  /  3.5%        6.5%  /  2.5%       4.5%  /  4.5%
 One Covered Person (Age 68 - 71)                 6.0%  /  4.0%        7.0%  /  3.0%       5.0%  /  5.0%
 One Covered Person (Age 72 and Older)            6.5%  /  4.0%        7.5%  /  3.0%      5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)              3.0%  /  2.5%(5)     3.0%  /  2.5%(5)      2.5%  /  2.5%
 Two Covered Persons (Age 60 - 64)              4.0%  /  2.5%(5)     4.0%  /  2.5%(5)      3.0%  /  3.0%
 Two Covered Persons (Age 65 - 67)                5.0%  /  3.5%        6.0%  /  2.5%       4.0%  /  4.0%
 Two Covered Persons (Age 68 - 71)                5.5%  /  4.0%        6.5%  /  3.0%       4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)           6.0%  /  4.0%        7.0%  /  3.0%      4.75%  /  4.75%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-Up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person's 65th birthday.

We reserve the right to modify the rates referenced in the table above at any time for prospectively issued contracts and we will supplement the prospectus prior to any change being effective.



                                       34




Are there investment requirements if I elect a living benefit?


Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.


With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the living benefit is cancelled.


You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.

INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3 AND POLARIS INCOME BUILDER

If you elect Polaris Income Plus Income Option 1, 2 or 3 or Polaris Income Builder, you must allocate your assets in accordance with A, B, C, D or E:



  A   10% Secure   30% SA American Funds VCP Managed Asset
      Value          Allocation;
      Account      30% SA BlackRock VCP Global Multi Asset;
                   and
                   30% SA VCP Dynamic Strategy
  B   10% Secure   30% SA Invesco VCP Equity-Income;
      Value        30% SA Schroders VCP Global Allocation;
      Account      and
                   30% SA VCP Dynamic Allocation
  C   10% Secure   30% SA PIMCO VCP Tactical Balanced;
      Value        30% SA Schroders VCP Global Allocation; and
      Account      30% SA T. Rowe Price VCP Balanced
  D   10% Secure   20% SA BlackRock VCP Global Multi Asset;
      Value        20% SA PIMCO VCP Tactical Balanced;
      Account      20% SA T. Rowe Price VCP Balanced; and
                   30% SA VCP Dynamic Allocation
  E   10% Secure   Up to 90% in one or more of the following
      Value        Variable Portfolios, except as otherwise noted:
      Account
                   Goldman Sachs VIT Government Money
                   Market Fund
                   SA American Funds VCP Managed Asset
                   Allocation*
                   SA BlackRock VCP Global Multi Asset*
                   SA DFA Ultra Short Bond
                   SA Federated Corporate Bond
                   SA Goldman Sachs Global Bond
                   SA Invesco VCP Equity-Income*
                   SA JPMorgan MFS Core Bond
                   SA PIMCO VCP Tactical Balanced*
                   SA Schroders VCP Global Allocation*
                   SA T. Rowe Price VCP Balanced*
                   SA VCP Dynamic Allocation
                   SA VCP Dynamic Strategy
                   SA Wellington Government and Quality Bond
                   SA Wellington Real Return
                   * You may invest up to a maximum of 50% in each
                   of these Variable Portfolios.


INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS DAILY INCOME OPTION 1, 2 OR 3

If you elect Polaris Income Plus Daily, you must allocate your assets in accordance with A or B:


  A     10% Secure Value Account and select only one Allocation*:
        Allocation 1
        Allocation 2
        Allocation 3
        Allocation 4
        * Please see the allocations for the formerly available Polaris
        Portfolio Allocator Models in the POLARIS PORTFOLIO
        ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL
        PROGRAM FOR CONTRACTS ISSUED PRIOR TO
        FEBRUARY 6, 2017 APPENDIX.

                                       35





  B 10% Secure Value Account and select up to 90% in one or more of the following Variable Portfolios:
        ASSET ALLOCATION PORTFOLIOS:
        SA American Funds Asset Allocation
        SA BlackRock Multi-Asset Income
        SA Edge Asset Allocation
        SA JPMorgan Diversified Balanced
        SA MFS Total Return
        ACTIVELY MANAGED FUND-OF-FUNDS:
        SA Allocation Balanced
        SA Allocation Growth
        SA Allocation Moderate
        SA Allocation Moderate Growth
        ACTIVELY MANAGED FUND-OF-FUNDS WITH VOLATILITY
        CONTROL:
        SA VCP Dynamic Allocation
        SA VCP Dynamic Strategy
        FIXED INCOME AND MONEY MARKET PORTFOLIOS:
        Goldman Sachs VIT Government Money Market Fund
        SA DFA Ultra Short Bond
        SA Federated Corporate Bond
        SA Goldman Sachs Global Bond
        SA JPMorgan MFS Core Bond
        SA Wellington Government and Quality Bond
        SA Wellington Real Return
        VOLATILITY CONTROL PORTFOLIOS:
        SA American Funds VCP Managed Asset Allocation
        SA BlackRock VCP Global Multi Asset
        SA Invesco VCP Equity-Income
        SA PIMCO VCP Tactical Balanced
        SA Schroders VCP Global Allocation
        SA T. Rowe Price VCP Balanced
        DCA FIXED ACCOUNTS*
        6-Month DCA
        1-Year DCA


* You may use a DCA Fixed Account to invest you target allocation in accordance with the investment requirements.


How do my investment requirements impact my feature and contract?


Before you elect a living benefit, you should carefully consider whether the investment requirements associated with the living benefits meet your investment objectives and risk tolerance.

The investment requirements may reduce the need to rely on the guarantees provided by these living benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company's risk that the Contract Value will be reduced to zero before the Covered Person(s)' death. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the living benefit guarantee.


To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

We reserve the right to change the investment requirements at any time for prospectively issued contracts and we will supplement the prospectus prior to any change being effective. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.


                                       36



We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Plus and Polaris Income Builder?

The benefit offered by Polaris Income Plus and Polaris Income Builder is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of your first Benefit Year's Purchase Payments.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT.

If you elect POLARIS INCOME PLUS, the Income Credit is equal to 5.5% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage is REDUCED BUT NOT ELIMINATED in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than 5.5% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.

If you elect POLARIS INCOME BUILDER, the Income Credit is equal to 5% of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if NO WITHDRAWALS ARE TAKEN in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" BELOW.


What are the factors used to calculate Polaris Income Plus Daily?

The benefit offered by Polaris Income Plus Daily is calculated by considering the factors described below.

FIRST, we determine the STEP-UP VALUES.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

THIRD, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced


                                       37



to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


How can the Income Base and Income Credit Base be increased for Polaris Income Plus and Polaris Income Builder?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

How can the Income Base be increased for Polaris Income Plus Daily?

IF NO WITHDRAWALS HAVE BEEN TAKEN, the Income Base is increased daily to the Step-up Value.

AFTER THE FIRST WITHDRAWAL HAS BEEN TAKEN, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the first withdrawal ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the last Benefit Year Anniversary or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?"AND"WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?"BELOW.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED FOR POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.


                                       38



What are the effects of withdrawals on Polaris Income Plus and Polaris Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.


YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under these Living Benefits, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under these Living Benefits will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under these Living Benefits must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What are the effects of withdrawals on Polaris Income Plus Daily?

The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.


                                       39



YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

     LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the highest Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What is the fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily?

The fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                              MAXIMUM
                                                            ANNUALIZED
                                                             FEE RATE
                                                            DECREASE OR
                                                             INCREASE
                      INITIAL      MAXIMUM      MINIMUM        EACH
    NUMBER OF         ANNUAL       ANNUAL       ANNUAL        BENEFIT
 COVERED PERSONS     FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered
 Person                1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered
 Persons               1.35%        2.70%        0.60%     (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.


                                       40



Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.

For Polaris Income Plus and Polaris Income Builder, an increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

For Polaris Income Plus Daily, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.


If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the living benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

Due to the investment requirements associated with the election of these living benefits, you may invest a portion of your assets in the following Variable
Portfolios:



     o     SA American Funds(R) VCP Managed Asset Allocation

     o     SA BlackRock VCP Global Multi Asset

     o     SA Invesco VCP Equity-Income

     o     SA PIMCO VCP Tactical Balanced

     o     SA Schroders VCP Global Allocation

     o     SA T. Rowe Price VCP Balanced

     o     SA VCP Dynamic Allocation

     o     SA VCP Dynamic Strategy


Each of these Variable Portfolios utilize an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

In addition, for Polaris Income Plus and Polaris Income Builder, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       ADDITIONAL IMPORTANT INFORMATION

                   APPLICABLE TO ALL OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


When and how may I elect a living benefit?


You may elect a living benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the



                                       41




living benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the living benefit, Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.



POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --
IF YOU ELECT ONE COVERED PERSON:


                                 COVERED PERSON
                           MINIMUM AGE     MAXIMUM AGE
        One Owner              45              80
     Joint Owners(1)           45              80

POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --
IF YOU ELECT TWO COVERED PERSONS:


                          COVERED PERSON #1      COVERED PERSON #2
                         MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                           AGE         AGE         AGE         AGE
      NON-QUALIFIED:
     Joint Owners(2)       45          80          45          85
      NON-QUALIFIED:
       One Owner
      with Spousal
      Beneficiary          45          80          45        N/A(3)
       QUALIFIED:
       One Owner
      with Spousal
      Beneficiary          45          80          45        N/A(3)

POLARIS INCOME BUILDER --
IF YOU ELECT ONE COVERED PERSON:


                                 COVERED PERSON
                           MINIMUM AGE     MAXIMUM AGE
        One Owner              65              80
     Joint Owners(1)           65              80


POLARIS INCOME BUILDER --
IF YOU ELECT TWO COVERED PERSONS:


                          COVERED PERSON #1      COVERED PERSON #2
                         MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                           AGE         AGE         AGE         AGE
      NON-QUALIFIED:
     Joint Owners(2)       65          80          65          85
      NON-QUALIFIED:
       One Owner
      with Spousal
      Beneficiary          65          80          65        N/A(3)
       QUALIFIED:
       One Owner
      with Spousal
      Beneficiary          65          80          65        N/A(3)


(1)   Based on the age of the older Owner.



(2)   Based on the age of the younger Joint Owner.



(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the living benefit. The Spousal Beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.



If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected Polaris Income Plus and the RMD amount is greater than the Maximum Annual Withdrawal


                                       42




Amount, but less than 5.5% of the Income Base, an Income Credit equal to the difference between the RMD and 5.5% of the Income Base will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than 5.5% of the Income Base, no Income Credit will be included in the calculation of the Income Base.


If you have elected Polaris Income Builder, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or Spousal Beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DO POLARIS INCOME PLUS AND POLARIS INCOME BUILDER WORK?" AND "HOW DOES POLARIS INCOME PLUS DAILY WORK?"ABOVE.


FOR POLARIS INCOME PLUS AND POLARIS INCOME BUILDER ONLY

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.

FOR POLARIS INCOME PLUS DAILY ONLY

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values as described under "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?"



Can a non-spousal Beneficiary elect to receive any remaining benefits under my living benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the living benefit. PLEASE SEE DEATH BENEFITS BELOW.



What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above: (1) the Income Base will no longer be adjusted either for Highest Anniversary Values or additional Income Credits if you elected Polaris Income Plus or Polaris Income Builder; (2) the Income Base will no longer be adjusted for Step-up Values if you elected Polaris Income Plus Daily.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


                                       43



Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


   CANCELLATION                 CANCELLATION
 REQUEST RECEIVED              EFFECTIVE DATE
     Years 1-5          5th Benefit Year Anniversary
     Years 5+       Benefit Quarter Anniversary following
                                     the
                     receipt of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus, Polaris Income Builder or Polaris Income Plus Daily?


Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. You may move your funds out of the money market portfolio at any time.


The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF ANY LIVING BENEFIT.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?


Under any of the following circumstances, the living benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:


     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.


Under these circumstances, the fee for the living benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the living benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.



                                       44



Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


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                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


You must elect one of the death benefit options at the time you purchase your contract. Some options are available for an additional fee, as described later in this section. Once elected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

Certain death benefit options are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO JANUARY 23, 2012, PLEASE SEE APPENDIX F FOR DETAILS REGARDING THOSE DEATH BENEFIT OPTIONS.

We do not pay a death benefit if:

     o     your contract value is reduced to zero; or



     o you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS.

We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.




                                   PAYABLE UPON
           OWNER                     DEATH OF
                              Owner (or first to die,
       Natural persons           if jointly owned)
     Non-natural person
        (e.g. Trust)                 Annuitant



BENEFICIARY DESIGNATION

You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below.



     o If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.



     o If the Owner is a non-natural person then joint Annuitants, if any, shall be each other's sole primary Beneficiary, except when the Owner is a charitable remainder trust.



     o If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.

When you designate your Beneficiary, you may impose restrictions on payments to the Beneficiary by directing the timing and manner of the death benefit payments. You may wish to consult with your tax and/or legal adviser.


DEATH BENEFIT PROCESSING

We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.



     SATISFACTORY PROOF OF DEATH INCLUDES, but may not be limited to:

     (1)    A certified copy of the death certificate; or



     (2) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or



     (3) A written statement by a medical doctor who attended the deceased at the time of death.



When Death Benefits are Calculated




     o All death benefit calculations are made as of the day required documentation is received in Good Order at the Annuity Service Center before Market Close. If the death benefit request is received after Market Close, the death benefit calculation will be made as of the next NYSE business day.

If we are unable to process a death claim at the time we receive notification of the death and/or required documentation is not in Good Order, the Beneficiary may transfer the entire contract value to a money market or similar portfolio by contacting the Annuity Service Center.

If we receive notification of your death before any previously requested transaction is completed (including systematic transfer and withdrawal programs), we will cancel the previously requested transaction.


For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

     o Prior to January 23, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.


                                       45



     o On January 23, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.

     o On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.



DEATH BENEFIT SETTLEMENT OPTIONS

Your Beneficiary must elect one of the following settlement options within 60 days of providing required documentation, including satisfactory proof of death, in Good Order.

     o     Lump sum payment; or

     o     Annuity Income Option; or



     o Continue the contract as the spousal Beneficiary, or under a Beneficiary continuation option; or



     o     Payment option that is mutually agreeable between you and us

After 60 days, if no election is made by the Beneficiary, we may pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's life expectancy or a shorter period. Payments associated with such election must begin within one year of death. PLEASE SEE ANNUITY INCOME OPTIONS.



BENEFICIARY CONTINUATION PROGRAMS


PLEASE CONSULT A TAX ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING A BENEFICIARY CONTINUATION OPTION.



EXTENDED LEGACY PROGRAM


The Beneficiary to an existing contract issued by the Company may elect the Extended Legacy Program. The Extended Legacy Program may not be elected in conjunction with any other settlement option.

Under the Extended Legacy Program, the beneficiary may take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution.

Upon election of the Extended Legacy Program:



     o The contract continues in original Owner's name for the benefit of the Beneficiary who elected the Extended Legacy Program.



     o Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death.



     o Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs.



     o The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges.



     o The Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required documentation in Good Order, we will increase the contract value by the amount which the death benefit exceed contract value.



We will process an Extended Legacy election as of the date we receive the following in Good Order at the Annuity Service Center:



     o     Death Claim form electing Extended Legacy Program; AND

     o     Satisfactory proof of death of the original Owner.



Upon the Beneficiary's request to our Annuity Service Center, we will provide a prospectus and Extended Legacy Guide, with important information including expenses, investment options and administrative features. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased.


Restrictions on Extended Legacy Program



     o The Extended Legacy Program cannot be elected with rollover contracts from other companies.

     o     No Purchase Payments are permitted.



     o Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted.



     o In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary.



     o The contract may not be assigned and ownership may not be changed or jointly owned.



     o Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment.



                                       46




Expenses

We will charge the Beneficiary an annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios.


Investment Options



     o     The Beneficiary may transfer funds among the available Variable
           Portfolios;



     o Variable Portfolios may differ from those available to the original Owner; and



     o Variable Portfolios may be of a different share class subject to higher 12b-1 fees.



INHERITED ACCOUNT PROGRAM


The Inherited Account Program, if available, can allow a Beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company.



     o The Beneficiary of the transferred contract becomes the Owner of the contract issued by us.



     o The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts.



     o Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.



     o Upon your death, your designated Beneficiary will receive the standard death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.



We will process an Inherited Account election as of the date we receive the following at the Annuity Service Center:



     o     Inherited Account and Required Minimum Distribution Election Form;
           AND

     o     New contract application



Restrictions on Inherited Account Program




     o No Purchase Payments are permitted after the contract has been issued.



     o Optional Living Benefits cannot be elected under the Inherited Account Program.



     o The contract may not be assigned and ownership may not be changed or jointly owned.


Expenses

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges if applicable.

Investment Options

All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).



DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.


The term "Withdrawal Adjustment" is used, if you have elected a living benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.


The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. We will not accept


                                       47




subsequent Purchase Payments on or after the first contract anniversary if you have elected a living benefit feature.



DEATH BENEFIT OPTIONS

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Living Benefits described above.


STANDARD DEATH BENEFIT

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the optional Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

This feature may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

FOR A DESCRIPTION OF THE DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO JANUARY 23, 2012, PLEASE SEE APPENDIX F.


SPOUSAL CONTINUATION


The Continuing Spouse may elect to continue the contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the contract.



                                       48




Upon election of Spousal Continuation:



     o Generally, any benefits and elected features under the contract remain the same.



     o Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. PLEASE SEE EXPENSES.



     o Continuing Spouse may not terminate the Maximum Anniversary Value death benefit if elected at contract issue.



     o Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.

Non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation, under current tax law.

Upon spousal continuation, we will add a Continuation Contribution to the contract. The Continuation Contribution is only considered a Purchase Payment for purposes of determining the death benefit following the Continuing Spouse's death.



We will process a spousal continuation as of the date we receive the following at the Annuity Service Center:

     o     Death Claim form; AND

     o     Satisfactory proof of death of the original Owner.



The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit, the death benefit payable upon the Continuing Spouse's death would differ depending on the Continuing Spouse's age on the Continuation Date. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

PLEASE SEE OPTIONAL LIVING BENEFITS FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AND WE WILL SUPPLEMENT THE PROSPECTUS PRIOR TO ANY CHANGE BEING EFFECTIVE.


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                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


We may deduct the following fees and expenses if applicable from your contract, as described later in this section.

     o     Separate Account Charges

     o     Withdrawal Charges

     o     Underlying Fund Expenses

     o     Contract Maintenance Fee

     o     Transfer Fee

     o     Optional Living Benefit Fee

     o     Optional Death Benefit Fee

Fees and expenses associated with your contract reduce your investment return. Before purchasing this contract, you should consider the effect of fees and expenses on your investment. You should fully discuss this decision with your financial representative. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.


We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.





SEPARATE ACCOUNT CHARGES........ 1.65%



(annualized charge as a percentage of the average daily ending net asset value allocated to Variable Portfolios)

The Separate Account charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract. There may not necessarily be a relationship between the administrative charge imposed under the contract and the amount of expenses that may be attributable to the contract.


If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an



                                       49




annual Separate Account Charge of 1.15% of the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.



WITHDRAWAL CHARGES


The contract provides a penalty free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the penalty free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.


We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for four complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:


YEAR SINCE PURCHASE
PAYMENT RECEIPT        1    2    3    4   5+
 WITHDRAWAL CHARGE   8%   7%   6%   5%   0%

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES


Investment management fees are set by the Underlying Funds' own board of directors, and may vary. These fees are not fixed or specified in your annuity contract.

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each purchased Variable Portfolio share reflects the investment management fees and other expenses of the corresponding Underlying Funds. If you invest in a Master Fund, as identified under INVESTMENT OPTIONS above, the Accumulation Unit value will also reflect the investment management fee and other expenses of the corresponding Master Fund.



12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Series II shares of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Class 2 shares of Franklin Templeton Variable Insurance Products Trust and Class Service shares of Goldman Sachs Variable Insurance Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.


TRANSFER FEE





After 15 Transfers..... $25


We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional


                                       50



transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL LIVING BENEFIT FEES


The living benefit fees will be calculated as a percentage of the Income Base for all years in which the living benefits are in effect. The fee depends on whether you elect to cover one or two lives. The living benefit fee is charged and received by the Company in consideration of the living benefit guarantees provided to you.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Secure Value Account, which in total equals the amount of the fee. If your contract value is reduced to zero before the living benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the living benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.



OPTIONAL POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY LIVING BENEFIT FEE


                                                              MAXIMUM
                                                            ANNUALIZED
                                                             FEE RATE
                                                            DECREASE OR
                                                             INCREASE
                      INITIAL      MAXIMUM      MINIMUM        EACH
    NUMBER OF         ANNUAL       ANNUAL       ANNUAL        BENEFIT
 COVERED PERSONS     FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered
 Person                1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered
 Persons               1.35%        2.70%        0.60%     (+or-)0.25%

* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.

IF YOUR CONTRACT WAS ISSUED PRIOR TO OCTOBER 1, 2013, PLEASE SEE APPENDIX D -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO AUGUST 22, 2016 FOR SPECIFIC FEE INFORMATION.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE


The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s). PLEASE SEE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT ABOVE.



PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and


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registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be 5.00% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 6.00% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2017 in the Statement of Additional Information which is available upon request.


NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE


                                       52



COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds that are attributable to the contract and to certain other variable insurance products that we and our affiliates issue. Rule 12b-1 fees and service fees paid out of Underlying Fund assets will reduce the amount of assets that otherwise would be available for investment, and reduce the Underlying Fund's investment return. The dollar amount of asset-based payments we receive from the Underlying Funds is not set and will fluctuate over time depending on the Underlying Funds' net asset value and the amount of assets invested.


ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.70% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.70% annually based on assets under management.


OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below for contracts issued in New York. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday. At your request, for contracts issued in the state of New York, we can extend the Accumulation Phase from when you are age 90 to the first NYSE business day of the month following your 95th birthday. For example, if


                                       53



your 95th birthday is July 8, 2016, the first NYSE business day of the following month would be Monday, August 1, 2016. In accordance with the Company's final settlement of a multi-state audit and market conduct examination, and other related state regulatory inquiries regarding unclaimed property, if your contract was issued in New York with a Latest Annuity Date of age 90, you must notify us that you want to extend the Accumulation Phase to your 95th birthday.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.



WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a living benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a living benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.



ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.


If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment.



ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income


                                       54



payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.


The value of an Annuity Unit, regardless of the option chosen, takes into account Separate Account Charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.


Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFITS.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.


The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.



DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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The Federal income tax treatment of annuity contracts or retirement plans/programs is complex and sometimes uncertain. The discussion below is intended for general informational purposes only and does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), state or local tax consequences, estate or gift tax consequences, or the impact of foreign tax laws, associated with your contract.

Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have a retroactive effect as well. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code ("IRC"), Treasury Regulations and applicable Internal Revenue Service ("IRS") guidance to your individual situation.

REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS.



ANNUITY CONTRACTS IN GENERAL


The IRC provides for special rules regarding the tax treatment of annuity contracts.



     o Generally, taxes on the earnings in your annuity contract are deferred until you take the money out.



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     o Qualified contracts that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account.



     o Different rules and tax treatment apply depending on how you take the money out and whether your contract is QUALIFIED or NON-QUALIFIED.


Non-Qualified Contract

If you do not purchase your contract under an employer-sponsored retirement plan/arrangement, or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including a Roth IRA, your contract is referred to as a Non-Qualified contract.


Qualified Contract

If you purchase your contract under an employer-sponsored retirement plan/arrangement or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including Roth IRA, your contract is referred to as a Qualified contract.

Employer-sponsored plans/arrangements include:



     o     Tax-Sheltered Annuities (also referred to as 403(b) annuities)



     o Plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans)



     o Pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans

If you are purchasing the contract as an investment vehicle for a trust under a Qualified contract, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself.

In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. YOU AND YOUR FINANCIAL REPRESENTATIVE SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, LIFETIME ANNUITY INCOME OPTIONS, AND PROTECTION THROUGH LIVING BENEFITS, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED CONTRACT ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.


TAX TREATMENT OF PURCHASE PAYMENTS


Non-Qualified Contract

In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the Purchase Payments you contributed in your Non-Qualified contract.

Qualified Contract

Typically, for employer sponsored plans/arrangements and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments contributed to your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.


Qualified Contract--Tax-Sheltered Annuity (403(b))

On July 26, 2007, the Treasury Department published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) annuities. YOU MAY WISH TO DISCUSS THE REGULATIONS AND/OR THE GENERAL INFORMATION ABOVE WITH YOUR TAX ADVISER.


TAX TREATMENT OF DISTRIBUTIONS

DISTRIBUTIONS FROM NON-QUALIFIED CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

The taxable portion of any withdrawals, whether annuity income payment or other withdrawal, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:


     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.


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Partial or Total Withdrawals

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract.


Annuitization

If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed.


Annuity to Annuity Transfer

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information, on a form satisfying us, to confirm that the transfer qualifies as an exchange under IRC
Section 1035 (a "1035 exchange").


Additional Tax on Net Investment Income

Information in this section generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the Modified Adjusted Gross Income ("MAGI") threshold.

Under Federal Tax law, there is a tax on net investment income, at the rate of 3.8% of applicable thresholds for MAGI ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this 3.8% tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (SEE CONTRACTS OWNED BY A TRUST OR CORPORATION BELOW).


DISTRIBUTIONS FROM QUALIFIED CONTRACTS


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan or contributed to a Roth IRA or non-deductible traditional IRA.


Withdrawals from other Qualified contracts are often limited by the IRC and by the employer-sponsored plan/arrangement.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract (except for Tax-Sheltered Annuities) will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:


     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);


     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;


     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);


     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;


     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;


     o payments to certain individuals called up for active duty after September 11, 2001;



     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental CODE SECTION 457(B) PLAN represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;


Non-IRA contracts:



     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs); and



     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs).


Annuitization

Unlike a Non-Qualified contract, if you annuitize your Qualified annuity contract the entire annuity income payment will be considered income, for tax purposes.



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Direct and Indirect Rollovers

Under certain circumstances, you may be able to transfer amounts distributed from your employer sponsored plan/arrangement to another eligible plan or IRA. Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

    (a)        a required minimum distribution,

    (b)        a hardship withdrawal, or



    (c) a series of substantially equal payments (at least annually) made over your life expectancy or the joint life expectancies of you and your designated Beneficiary or a distribution made for a specified period of 10 years or more.

The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual's IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers. You should always consult your tax adviser before you move or attempt to move any funds.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner:

     o     reaches age 59 1/2;

     o     severs employment with the employer;

     o     dies;

     o     becomes disabled (as defined in the IRC); or



     o     experiences a financial hardship (as defined in the IRC).*
*     In the case of hardship, the Owner can only withdraw Purchase Payments.

Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Annuity to Annuity Transfer (Tax-Sheltered Annuities)

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to the above IRC withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.


Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.



REQUIRED MINIMUM DISTRIBUTIONS

Information in this section generally does not apply to Non-Qualified contracts.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.


COMMENCEMENT DATE


Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.



COMBINING DISTRIBUTIONS FROM MULTIPLE CONTRACTS


If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.



AUTOMATIC WITHDRAWAL OPTION

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution.


IMPACT OF OPTIONAL BENEFITS

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial present value of other benefits under the contract, such as enhanced death benefits and/or living benefits. As a



                                       58



result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.


Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2, unless another exception applies. You should consult your tax adviser for more information.

If you own a Qualified contract and purchase an enhanced death benefit, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.



TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION OF THE POTENTIAL ADVERSE TAX CONSEQUENCES ASSOCIATED WITH NON-NATURAL OWNERSHIP OF A NON-QUALIFIED ANNUITY CONTRACT.



WITHHOLDING

Taxable amounts distributed from annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution and, in certain cases, the amount of your distribution. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and your address of record is a non-U.S. address, we are required to withhold income tax unless you provide us with a U.S. residential address.

State income tax withholding rules vary and we will withhold based on the rules of your state of residence.

Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. You should consult your tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

Any income tax withheld is a credit against your income tax liability. Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.



                                       59




20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer sponsored plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code.

You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us.


FOREIGN ACCOUNT TAX COMPLIANCE ACT ("FATCA")


A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)


should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT


NON-QUALIFIED CONTRACTS


If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION REGARDING POTENTIAL TAX CONSEQUENCES OF GIFTING, ASSIGNING, OR PLEDGING A NON-QUALIFIED CONTRACT.



QUALIFIED CONTRACTS

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan.

This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that:



     o     the plan is not an unfunded deferred compensation plan; and

     o     the plan funding vehicle is not an IRA.

You should consult a tax advisor as to the availability of this exception.



DIVERSIFICATION AND INVESTOR CONTROL


DIVERSIFICATION

For a contract to be treated as a variable annuity for Federal income tax purposes, the underlying investments under the variable annuity must be "adequately diversified". Treasury Regulations provide standards that must be met to comply with the rules. If the variable annuity fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. We expect that the manager of the Underlying Funds monitors the Funds so as to comply with these Treasury Regulations.


INVESTOR CONTROL

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

Under certain circumstances, you, and not the Company, could be treated as the owner of the Underlying Funds under your Non-Qualified contract, based on the degree of control you exercise over the underlying investments. If this occurs, you may be currently taxed on income and gains attributable to the assets under the contract.

There is little guidance in this area, and the determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any



                                       60




Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. We do not know what limits may be set by the IRS in any future guidance that it may issue and whether such limits will apply to existing contracts.

While we believe the contract does not give you investment control over the Underlying Funds, we reserve the right to modify the contract as necessary in an attempt to prevent you from being considered as the owner of the assets of the contract for purposes of the Code.


OUR TAXES

The Company is taxed as a life insurance company under the Code. We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account, which may include the foreign tax credit and the corporate dividends received deduction. These potential benefits are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.


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                               OTHER INFORMATION
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THE DISTRIBUTOR



AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.



THE COMPANY

AMERICAN GENERAL LIFE INSURANCE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("AGL Merger"). Before the AGL Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the AGL Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The AGL Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The AGL Merger also did not result in any adverse tax consequences for any contract Owners.

Contracts are issued by AGL in all states, except New York, where they are issued by US Life.


THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is 175 Water Street, New York, New York 10038. US Life conducts life insurance and annuity business primarily in the state of New York.

Effective December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica"), a former affiliate of US Life, merged with and into US Life ("US Life Merger"). Before the US Life Merger, contracts in New York were issued by First SunAmerica. Upon the US Life Merger, all contractual obligations of First SunAmerica became obligations of US Life.

The US Life Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from First SunAmerica to US Life. The US Life Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL and US Life are regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's and US Life's operations.


American International Group, Inc. (AIG) is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.


More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


                                       61



OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.


The Company is exposed to market risk, interest rate risk, contract Owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to guaranteed death and living benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.


The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living


                                       62



benefit allocate their Purchase Payments in accordance with specified investment parameters.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS


We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.



                                       63

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.


Various lawsuits against the Company have arisen in the ordinary course of business. As of April 23, 2018, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

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                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Master-Feeder Structure

Information Regarding the Use of the Volatility Index ("VIX")

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       64

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                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
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            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        (IN ALL STATES EXCEPT NEW YORK)
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                                                                                    FISCAL YEAR      FISCAL YEAR
                                                                    INCEPTION TO       ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/11        12/31/12        12/31/13
================================================================= =============== =============== ================
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.988       (a)$8.906       (a)$10.103
                                                                  (b)$9.759       (b)$8.664       (b)$9.765
 Ending AUV...................................................... (a)$8.906       (a)$10.103      (a)$12.301
                                                                  (b)$8.664       (b)$9.765       (b)$11.813
 Ending Number of AUs............................................ (a)177,519      (a)290,699      (a)331,169
                                                                  (b)7,528        (b)7,316        (b)6,909

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.129      (a)$10.477      (a)$11.610
                                                                  (b)$10.862      (b)$10.182      (b)$11.208
 Ending AUV...................................................... (a)$10.477      (a)$11.610      (a)$13.013
                                                                  (b)$10.182      (b)$11.208      (b)$12.482
 Ending Number of AUs............................................ (a)656,986      (a)1,208,376    (a)1,365,338
                                                                  (b)20,867       (b)38,551       (b)29,521

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GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET - GST Service Class Shares
(Inception Date - 5/2/16)
 Beginning AUV................................................... (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A          (b)N/A          (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A          (b)N/A          (b)N/A
 Ending Number of AUs............................................ (a)N/A          (a)N/A          (a)N/A
                                                                  (b)N/A          (b)N/A          (b)N/A

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INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.667      (a)$10.853      (a)$12.105
                                                                  (b)$12.345      (b)$10.518      (b)$11.655
 Ending AUV...................................................... (a)$10.853      (a)$12.105      (a)$16.647
                                                                  (b)$10.518      (b)$11.655      (b)$15.924
 Ending Number of AUs............................................ (a)8,327        (a)6,125        (a)8,567
                                                                  (b)0            (b)5,115        (b)5,015

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INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.287      (a)$9.108       (a)$10.654
                                                                  (b)$10.105      (b)$8.908       (b)$10.353
 Ending AUV...................................................... (a)$9.108       (a)$10.654      (a)$14.218
                                                                  (b)$8.908       (b)$10.353      (b)$13.727
 Ending Number of AUs............................................ (a)900,238      (a)1,297,376    (a)1,248,721
                                                                  (b)24,539       (b)34,051       (b)35,897

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INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.624      (a)$9.452       (a)$10.631
                                                                  (b)$10.444      (b)$9.251       (b)$10.338
 Ending AUV...................................................... (a)$9.452       (a)$10.631      (a)$13.990
                                                                  (b)$9.251       (b)$10.338      (b)$13.516
 Ending Number of AUs............................................ (a)1,018,501    (a)1,529,600    (a)1,474,893
                                                                  (b)34,034       (b)45,163       (b)42,628

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.631       (a)$8.359       (a)$9.216
                                                                  (b)$9.478       (b)$8.191       (b)$8.972
 Ending AUV...................................................... (a)$8.359       (a)$9.216       (a)$12.321
                                                                  (b)$8.191       (b)$8.972       (b)$11.917
 Ending Number of AUs............................................ (a)497,844      (a)741,353      (a)689,830
                                                                  (b)18,325       (b)28,294       (b)26,711

------------------------------------------------------------------



                                                                     FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/14         12/31/15         12/31/16
================================================================= ================ ================ ================
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.301       (a)$12.445       (a)$11.480
                                                                  (b)$11.813       (b)$11.873       (b)$10.882
 Ending AUV...................................................... (a)$12.445       (a)$11.480       (a)$12.782
                                                                  (b)$11.873       (b)$10.882       (b)$12.037
 Ending Number of AUs............................................ (a)467,555       (a)481,158       (a)432,411
                                                                  (b)6,982         (b)7,045         (b)7,000

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.013       (a)$13.391       (a)$12.242
                                                                  (b)$12.482       (b)$12.761       (b)$11.591
 Ending AUV...................................................... (a)$13.391       (a)$12.242       (a)$13.731
                                                                  (b)$12.761       (b)$11.591       (b)$12.917
 Ending Number of AUs............................................ (a)1,529,298     (a)1,403,361     (a)1,308,435
                                                                  (b)24,370        (b)19,936        (b)17,231

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET - GST Service Class Shares
(Inception Date - 5/2/16)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$9.895
                                                                  (b)N/A           (b)N/A           (b)$9.878
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)575,712
                                                                  (b)N/A           (b)N/A           (b)608,738

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$16.647       (a)$17.712       (a)$18.250
                                                                  (b)$15.924       (b)$16.834       (b)$17.232
 Ending AUV...................................................... (a)$17.712       (a)$18.250       (a)$18.314
                                                                  (b)$16.834       (b)$17.232       (b)$17.181
 Ending Number of AUs............................................ (a)15,251        (a)25,556        (a)39,543
                                                                  (b)703           (b)636           (b)608

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.218       (a)$15.258       (a)$14.078
                                                                  (b)$13.727       (b)$14.635       (b)$13.416
 Ending AUV...................................................... (a)$15.258       (a)$14.078       (a)$16.201
                                                                  (b)$14.635       (b)$13.416       (b)$15.340
 Ending Number of AUs............................................ (a)1,313,036     (a)1,309,537     (a)1,116,327
                                                                  (b)32,213        (b)30,633        (b)28,591

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.990       (a)$15.132       (a)$14.391
                                                                  (b)$13.516       (b)$14.525       (b)$13.724
 Ending AUV...................................................... (a)$15.132       (a)$14.391       (a)$16.907
                                                                  (b)$14.525       (b)$13.724       (b)$16.019
 Ending Number of AUs............................................ (a)1,534,171     (a)1,472,134     (a)1,260,942
                                                                  (b)37,219        (b)34,731        (b)31,844

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.321       (a)$13.046       (a)$12.466
                                                                  (b)$11.917       (b)$12.537       (b)$11.901
 Ending AUV...................................................... (a)$13.046       (a)$12.466       (a)$14.361
                                                                  (b)$12.537       (b)$11.901       (b)$13.622
 Ending Number of AUs............................................ (a)691,991       (a)659,092       (a)579,227
                                                                  (b)20,547        (b)19,367        (b)16,890

------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                                       ENDED
VARIABLE PORTFOLIOS                                                   12/31/17
================================================================= ===============
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.782
                                                                  (b)$12.037
 Ending AUV...................................................... (a)$14.079
                                                                  (b)$13.173
 Ending Number of AUs............................................ (a)366,799
                                                                  (b)6,939

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.731
                                                                  (b)$12.917
 Ending AUV...................................................... (a)$14.814
                                                                  (b)$13.845
 Ending Number of AUs............................................ (a)1,171,923
                                                                  (b)16,949

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET - GST Service Class Shares
(Inception Date - 5/2/16)
 Beginning AUV................................................... (a)$9.895
                                                                  (b)$9.878
 Ending AUV...................................................... (a)$9.781
                                                                  (b)$9.676
 Ending Number of AUs............................................ (a)427,788
                                                                  (b)0

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$18.314
                                                                  (b)$17.181
 Ending AUV...................................................... (a)$22.884
                                                                  (b)$21.330
 Ending Number of AUs............................................ (a)51,023
                                                                  (b)540

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$16.201
                                                                  (b)$15.340
 Ending AUV...................................................... (a)$18.737
                                                                  (b)$17.627
 Ending Number of AUs............................................ (a)989,958
                                                                  (b)27,998

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$16.907
                                                                  (b)$16.019
 Ending AUV...................................................... (a)$18.965
                                                                  (b)$17.854
 Ending Number of AUs............................................ (a)1,136,916
                                                                  (b)31,208

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.361
                                                                  (b)$13.622
 Ending AUV...................................................... (a)$16.017
                                                                  (b)$15.095
 Ending Number of AUs............................................ (a)530,955
                                                                  (b)16,667

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL YEAR      FISCAL YEAR
                                                                    INCEPTION TO         ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/11         12/31/12         12/31/13
================================================================= ================ ================ ================
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.189       (a)$10.026       (a)$11.470
                                                                  (b)$10.908       (b)$9.717        (b)$11.044
 Ending AUV...................................................... (a)$10.026       (a)$11.470       (a)$15.469
                                                                  (b)$9.717        (b)$11.044       (b)$14.799
 Ending Number of AUs............................................ (a)50,447        (a)80,861        (a)143,192
                                                                  (b)43            (b)511           (b)892

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE (FORMERLY SMALL & MID CAP VALUE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.036       (a)$10.939       (a)$12.729
                                                                  (b)$12.811       (b)$10.704       (b)$12.375
 Ending AUV...................................................... (a)$10.939       (a)$12.729       (a)$17.211
                                                                  (b)$10.704       (b)$12.375       (b)$16.624
 Ending Number of AUs............................................ (a)1,232,094     (a)1,799,290     (a)1,644,759
                                                                  (b)40,159        (b)48,638        (b)45,722

------------------------------------------------------------------
SA ALLOCATION BALANCED (FORMERLY MANAGED ALLOCATION BALANCED) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.940       (a)$11.243       (a)$12.243
                                                                  (b)$11.776       (b)$11.040       (b)$11.944
 Ending AUV...................................................... (a)$11.243       (a)$12.243       (a)$13.426
                                                                  (b)$11.040       (b)$11.944       (b)$13.013
 Ending Number of AUs............................................ (a)629,594       (a)942,310       (a)1,025,078
                                                                  (b)2,805         (b)10,354        (b)10,067

------------------------------------------------------------------
SA ALLOCATION GROWTH (FORMERLY MANAGED ALLOCATION GROWTH) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.962       (a)$10.166       (a)$11.486
                                                                  (b)$11.751       (b)$9.943        (b)$11.161
 Ending AUV...................................................... (a)$10.166       (a)$11.486       (a)$13.974
                                                                  (b)$9.943        (b)$11.161       (b)$13.492
 Ending Number of AUs............................................ (a)99,664        (a)125,724       (a)107,541
                                                                  (b)0             (b)1,853         (b)1,853

------------------------------------------------------------------
SA ALLOCATION MODERATE (FORMERLY MANAGED ALLOCATION MODERATE) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.011       (a)$10.932       (a)$12.018
                                                                  (b)$11.829       (b)$10.719       (b)$11.707
 Ending AUV...................................................... (a)$10.932       (a)$12.018       (a)$13.527
                                                                  (b)$10.719       (b)$11.707       (b)$13.092
 Ending Number of AUs............................................ (a)1,171,855     (a)1,552,751     (a)1,638,148
                                                                  (b)4,377         (b)12,900        (b)11,393

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH (FORMERLY MANAGED ALLOCATION MODERATE GROWTH) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.797       (a)$10.489       (a)$11.648
                                                                  (b)$11.621       (b)$10.288       (b)$11.350
 Ending AUV...................................................... (a)$10.489       (a)$11.648       (a)$13.440
                                                                  (b)$10.288       (b)$11.350       (b)$13.011
 Ending Number of AUs............................................ (a)1,114,064     (a)1,649,263     (a)1,840,730
                                                                  (b)18,125        (b)18,972        (b)19,012

------------------------------------------------------------------
SA AMERICAN FUNDS(R) ASSET ALLOCATION (FORMERLY AMERICAN FUNDS(R) ASSET ALLOCATION SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.805       (a)$10.058       (a)$11.454
                                                                  (b)$10.579       (b)$9.805        (b)$11.094
 Ending AUV...................................................... (a)$10.058       (a)$11.454       (a)$13.900
                                                                  (b)$9.805        (b)$11.094       (b)$13.375
 Ending Number of AUs............................................ (a)293,763       (a)585,000       (a)675,354
                                                                  (b)1,370         (b)3,214         (b)3,770

------------------------------------------------------------------



                                                                     FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/14         12/31/15         12/31/16
================================================================= ================ ================ ================
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.469       (a)$17.328       (a)$18.917
                                                                  (b)$14.799       (b)$16.470       (b)$17.863
 Ending AUV...................................................... (a)$17.328       (a)$18.917       (a)$19.084
                                                                  (b)$16.470       (b)$17.863       (b)$17.905
 Ending Number of AUs............................................ (a)194,270       (a)222,627       (a)197,781
                                                                  (b)11,122        (b)11,122        (b)11,122

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE (FORMERLY SMALL & MID CAP VALUE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$17.211       (a)$18.430       (a)$17.028
                                                                  (b)$16.624       (b)$17.686       (b)$16.234
 Ending AUV...................................................... (a)$18.430       (a)$17.028       (a)$20.878
                                                                  (b)$17.686       (b)$16.234       (b)$19.777
 Ending Number of AUs............................................ (a)1,664,216     (a)1,633,718     (a)1,377,897
                                                                  (b)44,666        (b)42,438        (b)38,886

------------------------------------------------------------------
SA ALLOCATION BALANCED (FORMERLY MANAGED ALLOCATION BALANCED) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.426       (a)$13.909       (a)$13.499
                                                                  (b)$13.013       (b)$13.394       (b)$12.916
 Ending AUV...................................................... (a)$13.909       (a)$13.499       (a)$13.974
                                                                  (b)$13.394       (b)$12.916       (b)$13.283
 Ending Number of AUs............................................ (a)1,091,659     (a)1,117,277     (a)970,467
                                                                  (b)9,783         (b)9,484         (b)9,230

------------------------------------------------------------------
SA ALLOCATION GROWTH (FORMERLY MANAGED ALLOCATION GROWTH) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.974       (a)$14.464       (a)$13.962
                                                                  (b)$13.492       (b)$13.875       (b)$13.306
 Ending AUV...................................................... (a)$14.464       (a)$13.962       (a)$14.523
                                                                  (b)$13.875       (b)$13.306       (b)$13.751
 Ending Number of AUs............................................ (a)198,499       (a)235,508       (a)230,356
                                                                  (b)1,853         (b)6,947         (b)0

------------------------------------------------------------------
SA ALLOCATION MODERATE (FORMERLY MANAGED ALLOCATION MODERATE) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.527       (a)$14.005       (a)$13.550
                                                                  (b)$13.092       (b)$13.467       (b)$12.946
 Ending AUV...................................................... (a)$14.005       (a)$13.550       (a)$14.072
                                                                  (b)$13.467       (b)$12.946       (b)$13.357
 Ending Number of AUs............................................ (a)1,758,949     (a)1,731,031     (a)1,618,752
                                                                  (b)9,398         (b)3,977         (b)3,850

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH (FORMERLY MANAGED ALLOCATION MODERATE GROWTH) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.440       (a)$13.900       (a)$13.435
                                                                  (b)$13.011       (b)$13.370       (b)$12.838
 Ending AUV...................................................... (a)$13.900       (a)$13.435       (a)$13.962
                                                                  (b)$13.370       (b)$12.838       (b)$13.257
 Ending Number of AUs............................................ (a)1,910,909     (a)1,821,789     (a)1,632,713
                                                                  (b)19,010        (b)11,496        (b)789

------------------------------------------------------------------
SA AMERICAN FUNDS(R) ASSET ALLOCATION (FORMERLY AMERICAN FUNDS(R) ASSET ALLOCATION SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.900       (a)$14.366       (a)$14.285
                                                                  (b)$13.375       (b)$13.735       (b)$13.569
 Ending AUV...................................................... (a)$14.366       (a)$14.285       (a)$15.330
                                                                  (b)$13.735       (b)$13.569       (b)$14.467
 Ending Number of AUs............................................ (a)901,208       (a)1,376,847     (a)1,900,180
                                                                  (b)3,989         (b)15,219        (b)13,807

------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                                       ENDED
VARIABLE PORTFOLIOS                                                   12/31/17
================================================================= ===============
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$19.084
                                                                  (b)$17.905
 Ending AUV...................................................... (a)$24.718
                                                                  (b)$23.041
 Ending Number of AUs............................................ (a)164,589
                                                                  (b)11,122

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE (FORMERLY SMALL & MID CAP VALUE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$20.878
                                                                  (b)$19.777
 Ending AUV...................................................... (a)$23.166
                                                                  (b)$21.802
 Ending Number of AUs............................................ (a)1,277,934
                                                                  (b)38,233

------------------------------------------------------------------
SA ALLOCATION BALANCED (FORMERLY MANAGED ALLOCATION BALANCED) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.974
                                                                  (b)$13.283
 Ending AUV...................................................... (a)$15.193
                                                                  (b)$14.349
 Ending Number of AUs............................................ (a)965,950
                                                                  (b)6,534

------------------------------------------------------------------
SA ALLOCATION GROWTH (FORMERLY MANAGED ALLOCATION GROWTH) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.523
                                                                  (b)$13.751
 Ending AUV...................................................... (a)$16.832
                                                                  (b)$15.835
 Ending Number of AUs............................................ (a)224,255
                                                                  (b)0

------------------------------------------------------------------
SA ALLOCATION MODERATE (FORMERLY MANAGED ALLOCATION MODERATE) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.072
                                                                  (b)$13.357
 Ending AUV...................................................... (a)$15.681
                                                                  (b)$14.789
 Ending Number of AUs............................................ (a)1,421,679
                                                                  (b)3,724

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH (FORMERLY MANAGED ALLOCATION MODERATE GROWTH) - SST
Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.962
                                                                  (b)$13.257
 Ending AUV...................................................... (a)$15.815
                                                                  (b)$14.918
 Ending Number of AUs............................................ (a)1,526,983
                                                                  (b)772

------------------------------------------------------------------
SA AMERICAN FUNDS(R) ASSET ALLOCATION (FORMERLY AMERICAN FUNDS(R) ASSET ALLOCATION
SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.330
                                                                  (b)$14.467
 Ending AUV...................................................... (a)$17.476
                                                                  (b)$16.386
 Ending Number of AUs............................................ (a)1,914,384
                                                                  (b)13,791

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL YEAR      FISCAL YEAR
                                                                    INCEPTION TO         ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/11         12/31/12         12/31/13
================================================================= ================ ================ ================
SA AMERICAN FUNDS(R) GLOBAL GROWTH (FORMERLY AMERICAN FUNDS(R) GLOBAL GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.200       (a)$10.056       (a)$12.090
                                                                  (b)$11.986       (b)$9.837        (b)$11.750
 Ending AUV...................................................... (a)$10.056       (a)$12.090       (a)$15.322
                                                                  (b)$9.837        (b)$11.750       (b)$14.795
 Ending Number of AUs............................................ (a)1,480,635     (a)2,045,140     (a)2,040,139
                                                                  (b)40,919        (b)47,918        (b)46,504

------------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH (FORMERLY AMERICAN FUNDS(R) GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.039       (a)$9.567        (a)$11.062
                                                                  (b)$10.849       (b)$9.362        (b)$10.754
 Ending AUV...................................................... (a)$9.567        (a)$11.062       (a)$14.119
                                                                  (b)$9.362        (b)$10.754       (b)$13.637
 Ending Number of AUs............................................ (a)745,046       (a)1,112,113     (a)1,244,332
                                                                  (b)12,680        (b)38,718        (b)39,313

------------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH-INCOME (FORMERLY AMERICAN FUNDS(R) GROWTH-INCOME SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.079       (a)$9.102        (a)$10.489
                                                                  (b)$9.895        (b)$8.898        (b)$10.187
 Ending AUV...................................................... (a)$9.102        (a)$10.489       (a)$13.734
                                                                  (b)$8.898        (b)$10.187       (b)$13.252
 Ending Number of AUs............................................ (a)398,885       (a)657,512       (a)768,145
                                                                  (b)28,827        (b)39,384        (b)38,596

------------------------------------------------------------------
SA AMERICAN FUNDS(R) VCP MANAGED ASSET ALLOCATION (FORMERLY VCP MANAGED ASSET ALLOCATION SAST) - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)N/A           (a)$9.999        (a)$10.058
                                                                  (b)N/A           (b)$9.999        (b)$10.037
 Ending AUV...................................................... (a)N/A           (a)$10.058       (a)$11.888
                                                                  (b)N/A           (b)$10.037       (b)$11.778
 Ending Number of AUs............................................ (a)N/A           (a)143,318       (a)2,694,428
                                                                  (b)N/A           (b)10

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA BOSTON COMPANY CAPITAL GROWTH (FORMERLY CAPITAL GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.361       (a)$9.374        (a)$10.479
                                                                  (b)$10.131       (b)$9.126        (b)$10.135
 Ending AUV...................................................... (a)$9.374        (a)$10.479       (a)$13.290
                                                                  (b)$9.126        (b)$10.135       (b)$11.249
 Ending Number of AUs............................................ (a)3,698         (a)11,900        (a)18,165
                                                                  (b)0             (b)0             (b)0

------------------------------------------------------------------



                                                                     FISCAL YEAR      FISCAL YEAR       FISCAL YEAR
                                                                        ENDED            ENDED             ENDED
VARIABLE PORTFOLIOS                                                   12/31/14          12/31/15          12/31/16
================================================================= ================ ================= =================
SA AMERICAN FUNDS(R) GLOBAL GROWTH (FORMERLY AMERICAN FUNDS(R) GLOBAL GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.322       (a)$15.368        (a)$16.123
                                                                  (b)$14.795       (b)$14.743        (b)$15.367
 Ending AUV...................................................... (a)$15.368       (a)$16.123        (a)$15.914
                                                                  (b)$14.743       (b)$15.367        (b)$15.070
 Ending Number of AUs............................................ (a)2,223,728     (a)2,070,453      (a)2,003,049
                                                                  (b)46,865        (b)39,513         (b)38,041

------------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH (FORMERLY AMERICAN FUNDS(R) GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.119       (a)$15.025        (a)$15.745
                                                                  (b)$13.637       (b)$14.418        (b)$15.012
 Ending AUV...................................................... (a)$15.025       (a)$15.745        (a)$16.910
                                                                  (b)$14.418       (b)$15.012        (b)$16.018
 Ending Number of AUs............................................ (a)1,503,433     (a)1,640,290      (a)1,670,581
                                                                  (b)39,444        (b)17,314         (b)13,795

------------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH-INCOME (FORMERLY AMERICAN FUNDS(R) GROWTH-INCOME SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.734       (a)$14.898        (a)$14.824
                                                                  (b)$13.252       (b)$14.282        (b)$14.120
 Ending AUV...................................................... (a)$14.898       (a)$14.824        (a)$16.217
                                                                  (b)$14.282       (b)$14.120        (b)$15.346
 Ending Number of AUs............................................ (a)1,061,410     (a)1,116,929      (a)1,134,803
                                                                  (b)36,292        (b)30,892         (b)25,580

------------------------------------------------------------------
SA AMERICAN FUNDS(R) VCP MANAGED ASSET ALLOCATION (FORMERLY VCP MANAGED ASSET ALLOCATION SAST) - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)$11.888       (a)$12.009        (a)$11.653
                                                                  (b)$11.778       (b)$11.820        (b)$11.395
 Ending AUV...................................................... (a)$12.009       (a)$11.653        (a)$12.265
                                                                  (b)$11.820       (b)$11.395        (b)$11.916
 Ending Number of AUs............................................ (a)6,474,306     (a)13,107,453     (a)16,240,251
                                                                  (b)0             (b)0              (b)0

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV................................................... (a)N/A           (a)$10.623        (a)$10.708
                                                                  (b)N/A           (b)$10.579        (b)$10.526
 Ending AUV...................................................... (a)N/A           (a)$10.708        (a)$11.193
                                                                  (b)N/A           (b)$10.526        (b)$10.932
 Ending Number of AUs............................................ (a)N/A           (a)0              (a)33,675
                                                                  (b)N/A           (b)0              (b)1,304

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$10.364
                                                                  (b)N/A           (b)N/A            (b)$10.340
 Ending Number of AUs............................................ (a)N/A           (a)N/A            (a)4,707,947
                                                                  (b)N/A           (b)N/A            (b)813,462

------------------------------------------------------------------
SA BOSTON COMPANY CAPITAL GROWTH (FORMERLY CAPITAL GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.290       (a)$14.161        (a)$14.669
                                                                  (b)$11.249       (b)$13.519        (b)$13.914
 Ending AUV...................................................... (a)$14.161       (a)$14.669        (a)$14.731
                                                                  (b)$13.519       (b)$13.914        (b)$13.883
 Ending Number of AUs............................................ (a)17,936        (a)32,738         (a)51,920
                                                                  (b)0             (b)0              (b)0

------------------------------------------------------------------



                                                                     FISCAL YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                   12/31/17
================================================================= ================
SA AMERICAN FUNDS(R) GLOBAL GROWTH (FORMERLY AMERICAN FUNDS(R) GLOBAL GROWTH SAST)
- SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.914
                                                                  (b)$15.070
 Ending AUV...................................................... (a)$20.522
                                                                  (b)$19.309
 Ending Number of AUs............................................ (a)1,624,967
                                                                  (b)36,000

------------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH (FORMERLY AMERICAN FUNDS(R) GROWTH SAST) - SAST Class 3
Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$16.910
                                                                  (b)$16.018
 Ending AUV...................................................... (a)$21.281
                                                                  (b)$20.029
 Ending Number of AUs............................................ (a)1,316,703
                                                                  (b)13,111

------------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH-INCOME (FORMERLY AMERICAN FUNDS(R) GROWTH-INCOME SAST)
- SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$16.217
                                                                  (b)$15.346
 Ending AUV...................................................... (a)$19.466
                                                                  (b)$18.302
 Ending Number of AUs............................................ (a)971,460
                                                                  (b)25,157

------------------------------------------------------------------
SA AMERICAN FUNDS(R) VCP MANAGED ASSET ALLOCATION (FORMERLY VCP MANAGED ASSET
ALLOCATION SAST) - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)$12.265
                                                                  (b)$11.916
 Ending AUV...................................................... (a)$13.809
                                                                  (b)$13.330
 Ending Number of AUs............................................ (a)16,931,623
                                                                  (b)0

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV................................................... (a)$11.193
                                                                  (b)$10.932
 Ending AUV...................................................... (a)$11.687
                                                                  (b)$11.341
 Ending Number of AUs............................................ (a)69,201
                                                                  (b)1,304

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)$10.364
                                                                  (b)$10.340
 Ending AUV...................................................... (a)$11.426
                                                                  (b)$11.284
 Ending Number of AUs............................................ (a)5,756,447
                                                                  (b)0

------------------------------------------------------------------
SA BOSTON COMPANY CAPITAL GROWTH (FORMERLY CAPITAL GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.731
                                                                  (b)$13.883
 Ending AUV...................................................... (a)$17.894
                                                                  (b)$16.754
 Ending Number of AUs............................................ (a)50,018
                                                                  (b)0

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL YEAR      FISCAL YEAR
                                                                    INCEPTION TO         ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/11         12/31/12         12/31/13
================================================================= ================ ================ ================
SA COLUMBIA TECHNOLOGY (FORMERLY TECHNOLOGY) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.172       (a)$9.925        (a)$10.495
                                                                  (b)$10.911       (b)$9.656        (b)$10.144
 Ending AUV...................................................... (a)$9.925        (a)$10.495       (a)$12.964
                                                                  (b)$9.656        (b)$10.144       (b)$12.450
 Ending Number of AUs............................................ (a)27,510        (a)45,163        (a)55,503
                                                                  (b)329           (b)543           (b)4,435

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND (FORMERLY ULTRA SHORT BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.805        (a)$9.662        (a)$9.457
                                                                  (b)$9.485        (b)$9.306        (b)$9.049
 Ending AUV...................................................... (a)$9.662        (a)$9.457        (a)$9.255
                                                                  (b)$9.306        (b)$9.049        (b)$8.799
 Ending Number of AUs............................................ (a)379,558       (a)460,646       (a)1,284,122
                                                                  (b)1,515         (b)2,623         (b)2,623

------------------------------------------------------------------
SA DOGS OF WALL STREET (FORMERLY "DOGS" OF WALL STREET) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.210       (a)$11.432       (a)$12.767
                                                                  (b)$10.942       (b)$11.113       (b)$12.330
 Ending AUV...................................................... (a)$11.432       (a)$12.767       (a)$17.115
                                                                  (b)$11.113       (b)$12.330       (b)$16.423
 Ending Number of AUs............................................ (a)87,341        (a)196,987       (a)276,051
                                                                  (b)0             (b)4,922         (b)4,918

------------------------------------------------------------------
SA EDGE ASSET ALLOCATION (FORMERLY ASSET ALLOCATION) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.072       (a)$11.310       (a)$12.423
                                                                  (b)$11.745       (b)$10.959       (b)$11.959
 Ending AUV...................................................... (a)$11.310       (a)$12.423       (a)$14.370
                                                                  (b)$10.959       (b)$11.959       (b)$13.745
 Ending Number of AUs............................................ (a)28,820        (a)76,601        (a)104,648
                                                                  (b)0             (b)804           (b)840

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND (FORMERLY CORPORATE BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.837       (a)$13.996       (a)$15.300
                                                                  (b)$13.592       (b)$13.688       (b)$14.866
 Ending AUV...................................................... (a)$13.996       (a)$15.300       (a)$15.223
                                                                  (b)$13.688       (b)$14.866       (b)$14.696
 Ending Number of AUs............................................ (a)1,063,157     (a)1,897,016     (a)2,367,826
                                                                  (b)32,170        (b)43,451        (b)45,144

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(SM) REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$8.573        (a)$8.180        (a)$9.409
                                                                  (b)$8.416        (b)$7.996        (b)$9.137
 Ending AUV...................................................... (a)$8.180        (a)$9.409        (a)$9.040
                                                                  (b)$7.996        (b)$9.137        (b)$8.722
 Ending Number of AUs............................................ (a)743,450       (a)1,092,820     (a)1,338,597
                                                                  (b)22,014        (b)25,688        (b)26,999

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE (FORMERLY SMALL COMPANY VALUE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.256       (a)$10.031       (a)$11.600
                                                                  (b)$11.052       (b)$9.806        (b)$11.267
 Ending AUV...................................................... (a)$10.031       (a)$11.600       (a)$15.409
                                                                  (b)$9.806        (b)$11.267       (b)$14.870
 Ending Number of AUs............................................ (a)624,102       (a)877,338       (a)813,610
                                                                  (b)18,449        (b)23,618        (b)22,011

------------------------------------------------------------------



                                                                     FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/14         12/31/15         12/31/16
================================================================= ================ ================ ================
SA COLUMBIA TECHNOLOGY (FORMERLY TECHNOLOGY) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.964       (a)$15.879       (a)$17.151
                                                                  (b)$12.450       (b)$15.151       (b)$16.259
 Ending AUV...................................................... (a)$15.879       (a)$17.151       (a)$19.661
                                                                  (b)$15.151       (b)$16.259       (b)$18.518
 Ending Number of AUs............................................ (a)91,203        (a)153,060       (a)173,167
                                                                  (b)16,754        (b)16,211        (b)16,211

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND (FORMERLY ULTRA SHORT BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.255        (a)$9.056        (a)$8.866
                                                                  (b)$8.799        (b)$8.553        (b)$8.320
 Ending AUV...................................................... (a)$9.056        (a)$8.866        (a)$8.692
                                                                  (b)$8.553        (b)$8.320        (b)$8.104
 Ending Number of AUs............................................ (a)1,125,616     (a)1,486,214     (a)1,505,726
                                                                  (b)2,623         (b)0             (b)0

------------------------------------------------------------------
SA DOGS OF WALL STREET (FORMERLY "DOGS" OF WALL STREET) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$17.115       (a)$18.600       (a)$18.627
                                                                  (b)$16.423       (b)$17.731       (b)$17.643
 Ending AUV...................................................... (a)$18.600       (a)$18.627       (a)$21.554
                                                                  (b)$17.731       (b)$17.643       (b)$20.283
 Ending Number of AUs............................................ (a)366,382       (a)456,527       (a)519,024
                                                                  (b)5,269         (b)5,265         (b)5,262

------------------------------------------------------------------
SA EDGE ASSET ALLOCATION (FORMERLY ASSET ALLOCATION) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.370       (a)$15.152       (a)$14.610
                                                                  (b)$13.745       (b)$14.398       (b)$13.794
 Ending AUV...................................................... (a)$15.152       (a)$14.610       (a)$15.881
                                                                  (b)$14.398       (b)$13.794       (b)$14.896
 Ending Number of AUs............................................ (a)105,471       (a)159,428       (a)146,546
                                                                  (b)822           (b)795           (b)702

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND (FORMERLY CORPORATE BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.223       (a)$15.803       (a)$15.317
                                                                  (b)$14.696       (b)$15.158       (b)$14.595
 Ending AUV...................................................... (a)$15.803       (a)$15.317       (a)$16.344
                                                                  (b)$15.158       (b)$14.595       (b)$15.474
 Ending Number of AUs............................................ (a)2,784,115     (a)2,949,915     (a)3,479,714
                                                                  (b)44,643        (b)39,763        (b)37,719

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(SM) REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.040        (a)$11.511       (a)$11.501
                                                                  (b)$8.722        (b)$11.034       (b)$10.953
 Ending AUV...................................................... (a)$11.511       (a)$11.501       (a)$12.258
                                                                  (b)$11.034       (b)$10.953       (b)$11.599
 Ending Number of AUs............................................ (a)1,125,100     (a)977,110       (a)899,010
                                                                  (b)41,858        (b)39,806        (b)38,330

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE (FORMERLY SMALL COMPANY VALUE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.409       (a)$15.122       (a)$13.731
                                                                  (b)$14.870       (b)$14.498       (b)$13.080
 Ending AUV...................................................... (a)$15.122       (a)$13.731       (a)$17.635
                                                                  (b)$14.498       (b)$13.080       (b)$16.690
 Ending Number of AUs............................................ (a)884,736       (a)859,939       (a)687,011
                                                                  (b)21,606        (b)20,164        (b)18,436

------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                                       ENDED
VARIABLE PORTFOLIOS                                                   12/31/17
================================================================= ===============
SA COLUMBIA TECHNOLOGY (FORMERLY TECHNOLOGY) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$19.661
                                                                  (b)$18.518
 Ending AUV...................................................... (a)$26.081
                                                                  (b)$24.406
 Ending Number of AUs............................................ (a)175,773
                                                                  (b)16,211

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND (FORMERLY ULTRA SHORT BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$8.692
                                                                  (b)$8.104
 Ending AUV...................................................... (a)$8.589
                                                                  (b)$7.956
 Ending Number of AUs............................................ (a)1,165,553
                                                                  (b)0

------------------------------------------------------------------
SA DOGS OF WALL STREET (FORMERLY "DOGS" OF WALL STREET) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$21.554
                                                                  (b)$20.283
 Ending AUV...................................................... (a)$25.129
                                                                  (b)$23.495
 Ending Number of AUs............................................ (a)447,997
                                                                  (b)5,258

------------------------------------------------------------------
SA EDGE ASSET ALLOCATION (FORMERLY ASSET ALLOCATION) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.881
                                                                  (b)$14.896
 Ending AUV...................................................... (a)$17.726
                                                                  (b)$16.520
 Ending Number of AUs............................................ (a)139,757
                                                                  (b)697

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND (FORMERLY CORPORATE BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$16.344
                                                                  (b)$15.474
 Ending AUV...................................................... (a)$17.102
                                                                  (b)$16.087
 Ending Number of AUs............................................ (a)3,398,940
                                                                  (b)37,806

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(SM) REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 3
Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.258
                                                                  (b)$11.599
 Ending AUV...................................................... (a)$12.676
                                                                  (b)$11.917
 Ending Number of AUs............................................ (a)854,590
                                                                  (b)38,456

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE (FORMERLY SMALL COMPANY VALUE) - SAST Class 3
Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$17.635
                                                                  (b)$16.690
 Ending AUV...................................................... (a)$19.003
                                                                  (b)$17.868
 Ending Number of AUs............................................ (a)617,623
                                                                  (b)15,173

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                    FISCAL YEAR      FISCAL YEAR
                                                                   INCEPTION TO        ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/11        12/31/12         12/31/13
================================================================= ============== ================ ================
SA GOLDMAN SACHS GLOBAL BOND (FORMERLY GLOBAL BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.971     (a)$13.060       (a)$13.312
                                                                  (b)$12.725     (b)$12.758       (b)$12.919
 Ending AUV...................................................... (a)$13.060     (a)$13.312       (a)$12.600
                                                                  (b)$12.758     (b)$12.919       (b)$12.149
 Ending Number of AUs............................................ (a)471,346     (a)914,575       (a)1,285,604
                                                                  (b)12,649      (b)20,815        (b)21,994

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES (FORMERLY GROWTH OPPORTUNITIES) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.030     (a)$11.069       (a)$12.769
                                                                  (b)$12.775     (b)$10.806       (b)$12.384
 Ending AUV...................................................... (a)$11.069     (a)$12.769       (a)$17.264
                                                                  (b)$10.806     (b)$12.384       (b)$16.636
 Ending Number of AUs............................................ (a)591,446     (a)794,851       (a)702,524
                                                                  (b)17,251      (b)18,792        (b)16,879

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME (FORMERLY VCP VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A         (a)N/A           (a)N/A
                                                                  (b)N/A         (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A           (a)$10.995
                                                                  (b)N/A         (b)N/A           (b)$10.976
 Ending Number of AUs............................................ (a)N/A         (a)N/A           (a)1,302,475
                                                                  (b)N/A         (b)N/A           (b)361,832

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.355     (a)$10.295       (a)$11.237
                                                                  (b)$11.141     (b)$10.056       (b)$10.906
 Ending AUV...................................................... (a)$10.295     (a)$11.237       (a)$14.853
                                                                  (b)$10.056     (b)$10.906       (b)$14.322
 Ending Number of AUs............................................ (a)300,055     (a)496,019       (a)500,296
                                                                  (b)7,948       (b)18,012        (b)17,403

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED (FORMERLY BALANCED) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.201     (a)$10.675       (a)$11.849
                                                                  (b)$10.964     (b)$10.388       (b)$11.457
 Ending AUV...................................................... (a)$10.675     (a)$11.849       (a)$13.892
                                                                  (b)$10.388     (b)$11.457       (b)$13.345
 Ending Number of AUs............................................ (a)90,062      (a)148,436       (a)155,360
                                                                  (b)0           (b)9,456         (b)9,128

------------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS (FORMERLY EMERGING MARKETS) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.642     (a)$10.200       (a)$11.884
                                                                  (b)$14.383     (b)$9.976        (b)$11.548
 Ending AUV...................................................... (a)$10.200     (a)$11.884       (a)$11.266
                                                                  (b)$9.976      (b)$11.548       (b)$10.877
 Ending Number of AUs............................................ (a)327,384     (a)498,607       (a)654,189
                                                                  (b)10,455      (b)19,621        (b)19,333

------------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME (FORMERLY GROWTH-INCOME) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.825      (a)$9.549        (a)$10.657
                                                                  (b)$9.559      (b)$9.249        (b)$10.256
 Ending AUV...................................................... (a)$9.549      (a)$10.657       (a)$13.778
                                                                  (b)$9.249      (b)$10.256       (b)$13.174
 Ending Number of AUs............................................ (a)736,200     (a)1,234,560     (a)1,166,131
                                                                  (b)28,708      (b)34,279        (b)32,896

------------------------------------------------------------------



                                                                     FISCAL YEAR      FISCAL YEAR       FISCAL YEAR
                                                                        ENDED            ENDED             ENDED
VARIABLE PORTFOLIOS                                                   12/31/14          12/31/15          12/31/16
================================================================= ================ ================= =================
SA GOLDMAN SACHS GLOBAL BOND (FORMERLY GLOBAL BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.600       (a)$12.321        (a)$11.742
                                                                  (b)$12.149       (b)$11.803        (b)$11.175
 Ending AUV...................................................... (a)$12.321       (a)$11.742        (a)$11.672
                                                                  (b)$11.803       (b)$11.175        (b)$11.037
 Ending Number of AUs............................................ (a)1,561,932     (a)1,553,565      (a)2,484,724
                                                                  (b)22,555        (b)21,555         (b)21,408

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES (FORMERLY GROWTH OPPORTUNITIES) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$17.264       (a)$17.571        (a)$17.126
                                                                  (b)$16.636       (b)$16.822        (b)$16.290
 Ending AUV...................................................... (a)$17.571       (a)$17.126        (a)$17.463
                                                                  (b)$16.822       (b)$16.290        (b)$16.503
 Ending Number of AUs............................................ (a)682,466       (a)616,692        (a)574,803
                                                                  (b)16,530        (b)14,924         (b)13,300

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME (FORMERLY VCP VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$10.995       (a)$11.707        (a)$11.254
                                                                  (b)$10.976       (b)$11.658        (b)$11.179
 Ending AUV...................................................... (a)$11.707       (a)$11.254        (a)$12.161
                                                                  (b)$11.658       (b)$11.179        (b)$12.050
 Ending Number of AUs............................................ (a)5,216,081     (a)13,234,200     (a)15,226,984
                                                                  (b)1,087,588     (b)2,434,854      (b)2,667,606

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.853       (a)$16.210        (a)$15.948
                                                                  (b)$14.322       (b)$15.529        (b)$15.179
 Ending AUV...................................................... (a)$16.210       (a)$15.948        (a)$15.421
                                                                  (b)$15.529       (b)$15.179        (b)$14.583
 Ending Number of AUs............................................ (a)591,570       (a)609,672        (a)511,242
                                                                  (b)12,615        (b)11,872         (b)11,519

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED (FORMERLY BALANCED) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.892       (a)$15.191        (a)$14.909
                                                                  (b)$13.345       (b)$14.498        (b)$14.137
 Ending AUV...................................................... (a)$15.191       (a)$14.909        (a)$15.677
                                                                  (b)$14.498       (b)$14.137        (b)$14.770
 Ending Number of AUs............................................ (a)178,348       (a)234,051        (a)253,922
                                                                  (b)8,790         (b)19,241         (b)18,896

------------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS (FORMERLY EMERGING MARKETS) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.266       (a)$10.404        (a)$8.750
                                                                  (b)$10.877       (b)$9.979         (b)$8.339
 Ending AUV...................................................... (a)$10.404       (a)$8.750         (a)$9.505
                                                                  (b)$9.979        (b)$8.339         (b)$9.000
 Ending Number of AUs............................................ (a)798,078       (a)832,201        (a)741,808
                                                                  (b)18,028        (b)15,310         (b)14,835

------------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME (FORMERLY GROWTH-INCOME) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.778       (a)$15.426        (a)$14.806
                                                                  (b)$13.174       (b)$14.654        (b)$13.974
 Ending AUV...................................................... (a)$15.426       (a)$14.806        (a)$16.787
                                                                  (b)$14.654       (b)$13.974        (b)$15.741
 Ending Number of AUs............................................ (a)1,178,519     (a)1,163,435      (a)1,019,794
                                                                  (b)32,377        (b)30,296         (b)27,838

------------------------------------------------------------------



                                                                     FISCAL YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                   12/31/17
================================================================= ================
SA GOLDMAN SACHS GLOBAL BOND (FORMERLY GLOBAL BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.672
                                                                  (b)$11.037
 Ending AUV...................................................... (a)$12.233
                                                                  (b)$11.493
 Ending Number of AUs............................................ (a)2,288,944
                                                                  (b)20,641

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES (FORMERLY GROWTH OPPORTUNITIES) - AST Class 3
Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$17.463
                                                                  (b)$16.503
 Ending AUV...................................................... (a)$21.394
                                                                  (b)$20.086
 Ending Number of AUs............................................ (a)481,157
                                                                  (b)12,775

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME (FORMERLY VCP VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$12.161
                                                                  (b)$12.050
 Ending AUV...................................................... (a)$13.157
                                                                  (b)$12.764
 Ending Number of AUs............................................ (a)15,919,035
                                                                  (b)0

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.421
                                                                  (b)$14.583
 Ending AUV...................................................... (a)$19.695
                                                                  (b)$18.504
 Ending Number of AUs............................................ (a)425,965
                                                                  (b)11,164

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED (FORMERLY BALANCED) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.677
                                                                  (b)$14.770
 Ending AUV...................................................... (a)$17.623
                                                                  (b)$16.496
 Ending Number of AUs............................................ (a)246,406
                                                                  (b)18,565

------------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS (FORMERLY EMERGING MARKETS) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.505
                                                                  (b)$9.000
 Ending AUV...................................................... (a)$13.270
                                                                  (b)$12.484
 Ending Number of AUs............................................ (a)653,326
                                                                  (b)8,331

------------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME (FORMERLY GROWTH-INCOME) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$16.787
                                                                  (b)$15.741
 Ending AUV...................................................... (a)$19.485
                                                                  (b)$18.153
 Ending Number of AUs............................................ (a)863,256
                                                                  (b)27,120

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL YEAR      FISCAL YEAR
                                                                    INCEPTION TO         ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/11         12/31/12         12/31/13
================================================================= ================ ================ ================
SA JPMORGAN GLOBAL EQUITIES (FORMERLY GLOBAL EQUITIES) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.487       (a)$8.470        (a)$9.713
                                                                  (b)$10.241       (b)$8.236        (b)$9.384
 Ending AUV...................................................... (a)$8.470        (a)$9.713        (a)$12.028
                                                                  (b)$8.236        (b)$9.384        (b)$11.545
 Ending Number of AUs............................................ (a)109,047       (a)117,636       (a)131,114
                                                                  (b)7,715         (b)9,655         (b)9,294

------------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.874       (a)$13.282       (a)$13.980
                                                                  (b)$12.648       (b)$12.992       (b)$13.586
 Ending AUV...................................................... (a)$13.282       (a)$13.980       (a)$13.225
                                                                  (b)$12.992       (b)$13.586       (b)$12.769
 Ending Number of AUs............................................ (a)2,124,454     (a)4,352,006     (a)5,398,597
                                                                  (b)68,572        (b)86,919        (b)91,246

------------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH (FORMERLY MID-CAP GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.159       (a)$11.100       (a)$12.640
                                                                  (b)$12.925       (b)$10.855       (b)$12.281
 Ending AUV...................................................... (a)$11.100       (a)$12.640       (a)$17.663
                                                                  (b)$10.855       (b)$12.281       (b)$17.051
 Ending Number of AUs............................................ (a)237,658       (a)368,702       (a)351,883
                                                                  (b)5,916         (b)12,394        (b)11,578

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.512       (a)$9.269        (a)$10.250
                                                                  (b)$10.317       (b)$9.057        (b)$9.952
 Ending AUV...................................................... (a)$9.269        (a)$10.250       (a)$13.446
                                                                  (b)$9.057        (b)$9.952        (b)$12.970
 Ending Number of AUs............................................ (a)856,148       (a)1,362,439     (a)1,301,059
                                                                  (b)27,682        (b)32,337        (b)30,268

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH (FORMERLY BLUE CHIP GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.224       (a)$9.798        (a)$10.727
                                                                  (b)$10.988       (b)$9.551        (b)$10.388
 Ending AUV...................................................... (a)$9.798        (a)$10.727       (a)$14.101
                                                                  (b)$9.551        (b)$10.388       (b)$13.567
 Ending Number of AUs............................................ (a)230,797       (a)276,058       (a)260,044
                                                                  (b)3,852         (b)9,235         (b)8,959

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.300       (a)$10.107       (a)$11.816
                                                                  (b)$11.078       (b)$9.866        (b)$11.459
 Ending AUV...................................................... (a)$10.107       (a)$11.816       (a)$15.283
                                                                  (b)$9.866        (b)$11.459       (b)$14.726
 Ending Number of AUs............................................ (a)952,691       (a)1,412,414     (a)1,392,590
                                                                  (b)30,823        (b)35,985        (b)33,808

------------------------------------------------------------------
SA MFS TELECOM UTILITY (FORMERLY TELECOM UTILITY) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.091       (a)$12.286       (a)$13.680
                                                                  (b)$12.774       (b)$11.939       (b)$13.206
 Ending AUV...................................................... (a)$12.286       (a)$13.680       (a)$16.104
                                                                  (b)$11.939       (b)$13.206       (b)$15.446
 Ending Number of AUs............................................ (a)53,719        (a)101,932       (a)110,994
                                                                  (b)2,210         (b)2,179         (b)2,102

------------------------------------------------------------------



                                                                     FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/14         12/31/15         12/31/16
================================================================= ================ ================ ================
SA JPMORGAN GLOBAL EQUITIES (FORMERLY GLOBAL EQUITIES) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.028       (a)$12.297       (a)$11.917
                                                                  (b)$11.545       (b)$11.727       (b)$11.291
 Ending AUV...................................................... (a)$12.297       (a)$11.917       (a)$12.356
                                                                  (b)$11.727       (b)$11.291       (b)$11.631
 Ending Number of AUs............................................ (a)191,460       (a)207,301       (a)187,461
                                                                  (b)8,652         (b)8,568         (b)8,545

------------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.225       (a)$13.600       (a)$13.329
                                                                  (b)$12.769       (b)$13.047       (b)$12.703
 Ending AUV...................................................... (a)$13.600       (a)$13.329       (a)$13.519
                                                                  (b)$13.047       (b)$12.703       (b)$12.802
 Ending Number of AUs............................................ (a)5,635,738     (a)5,355,923     (a)5,466,162
                                                                  (b)89,570        (b)79,627        (b)75,973

------------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH (FORMERLY MID-CAP GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$17.663       (a)$19.284       (a)$19.485
                                                                  (b)$17.051       (b)$18.495       (b)$18.567
 Ending AUV...................................................... (a)$19.284       (a)$19.485       (a)$19.158
                                                                  (b)$18.495       (b)$18.567       (b)$18.137
 Ending Number of AUs............................................ (a)393,550       (a)360,400       (a)353,063
                                                                  (b)7,157         (b)6,545         (b)6,261

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.446       (a)$14.082       (a)$13.998
                                                                  (b)$12.970       (b)$13.495       (b)$13.328
 Ending AUV...................................................... (a)$14.082       (a)$13.998       (a)$15.740
                                                                  (b)$13.495       (b)$13.328       (b)$14.890
 Ending Number of AUs............................................ (a)1,360,012     (a)1,249,823     (a)1,074,521
                                                                  (b)29,994        (b)27,826        (b)25,835

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH (FORMERLY BLUE CHIP GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.101       (a)$15.484       (a)$15.859
                                                                  (b)$13.567       (b)$14.802       (b)$15.062
 Ending AUV...................................................... (a)$15.484       (a)$15.859       (a)$16.550
                                                                  (b)$14.802       (b)$15.062       (b)$15.617
 Ending Number of AUs............................................ (a)329,598       (a)414,264       (a)425,370
                                                                  (b)4,706         (b)3,323         (b)3,284

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.283       (a)$16.627       (a)$16.349
                                                                  (b)$14.726       (b)$15.916       (b)$15.550
 Ending AUV...................................................... (a)$16.627       (a)$16.349       (a)$17.428
                                                                  (b)$15.916       (b)$15.550       (b)$16.468
 Ending Number of AUs............................................ (a)1,387,905     (a)1,332,986     (a)1,235,534
                                                                  (b)33,664        (b)31,169        (b)29,167

------------------------------------------------------------------
SA MFS TELECOM UTILITY (FORMERLY TELECOM UTILITY) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$16.104       (a)$17.774       (a)$15.341
                                                                  (b)$15.446       (b)$16.938       (b)$14.524
 Ending AUV...................................................... (a)$17.774       (a)$15.341       (a)$16.643
                                                                  (b)$16.938       (b)$14.524       (b)$15.655
 Ending Number of AUs............................................ (a)141,792       (a)156,289       (a)157,543
                                                                  (b)1,997         (b)2,178         (b)2,184

------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                                       ENDED
VARIABLE PORTFOLIOS                                                   12/31/17
================================================================= ===============
SA JPMORGAN GLOBAL EQUITIES (FORMERLY GLOBAL EQUITIES) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.356
                                                                  (b)$11.631
 Ending AUV...................................................... (a)$15.075
                                                                  (b)$14.099
 Ending Number of AUs............................................ (a)172,168
                                                                  (b)8,152

------------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.519
                                                                  (b)$12.802
 Ending AUV...................................................... (a)$13.789
                                                                  (b)$12.973
 Ending Number of AUs............................................ (a)5,199,988
                                                                  (b)76,740

------------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH (FORMERLY MID-CAP GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$19.158
                                                                  (b)$18.137
 Ending AUV...................................................... (a)$24.372
                                                                  (b)$22.924
 Ending Number of AUs............................................ (a)291,086
                                                                  (b)5,963

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.740
                                                                  (b)$14.890
 Ending AUV...................................................... (a)$18.622
                                                                  (b)$17.503
 Ending Number of AUs............................................ (a)897,588
                                                                  (b)24,950

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH (FORMERLY BLUE CHIP GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$16.550
                                                                  (b)$15.617
 Ending AUV...................................................... (a)$20.630
                                                                  (b)$19.341
 Ending Number of AUs............................................ (a)376,887
                                                                  (b)3,160

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$17.428
                                                                  (b)$16.468
 Ending AUV...................................................... (a)$21.105
                                                                  (b)$19.815
 Ending Number of AUs............................................ (a)1,027,018
                                                                  (b)28,139

------------------------------------------------------------------
SA MFS TELECOM UTILITY (FORMERLY TELECOM UTILITY) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$16.643
                                                                  (b)$15.655
 Ending AUV...................................................... (a)$18.780
                                                                  (b)$17.552
 Ending Number of AUs............................................ (a)142,936
                                                                  (b)2,152

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                  FISCAL YEAR     FISCAL YEAR
                                                                   INCEPTION TO      ENDED           ENDED
VARIABLE PORTFOLIOS                                                  12/31/11       12/31/12       12/31/13
================================================================= ============== ============= ================
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.046     (a)$10.484    (a)$11.450
                                                                  (b)$10.820     (b)$10.224    (b)$11.094
 Ending AUV...................................................... (a)$10.484     (a)$11.450    (a)$13.371
                                                                  (b)$10.224     (b)$11.094    (b)$12.871
 Ending Number of AUs............................................ (a)187,369     (a)298,580    (a)381,227
                                                                  (b)8,241       (b)9,686      (b)9,466

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES (FORMERLY INTERNATIONAL DIVERSIFIED EQUITIES) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.775     (a)$8.308     (a)$9.566
                                                                  (b)$10.565     (b)$8.111     (b)$9.279
 Ending AUV...................................................... (a)$8.308      (a)$9.566     (a)$11.323
                                                                  (b)$8.111      (b)$9.279     (b)$10.912
 Ending Number of AUs............................................ (a)121,633     (a)190,604    (a)227,630
                                                                  (b)632         (b)757        (b)738

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP (FORMERLY EQUITY OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.139     (a)$9.482     (a)$10.871
                                                                  (b)$9.921      (b)$9.228     (b)$10.531
 Ending AUV...................................................... (a)$9.482      (a)$10.871    (a)$13.998
                                                                  (b)$9.228      (b)$10.531    (b)$13.475
 Ending Number of AUs............................................ (a)8,672       (a)28,602     (a)72,654
                                                                  (b)0           (b)97         (b)94

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED (FORMERLY VCP TOTAL RETURN BALANCED) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)$10.809
                                                                  (b)N/A         (b)N/A        (b)$10.791
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)1,264,158
                                                                  (b)N/A         (b)N/A        (b)347,438

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND (FORMERLY HIGH-YIELD BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.437     (a)$11.077    (a)$12.714
                                                                  (b)$11.113     (b)$10.717    (b)$12.222
 Ending AUV...................................................... (a)$11.077     (a)$12.714    (a)$13.462
                                                                  (b)$10.717     (b)$12.222    (b)$12.857
 Ending Number of AUs............................................ (a)292,217     (a)570,168    (a)658,466
                                                                  (b)10,508      (b)14,404     (b)14,572

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND INCOME) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$8.914      (a)$6.904     (a)$8.216
                                                                  (b)$8.726      (b)$6.725     (b)$7.952
 Ending AUV...................................................... (a)$6.904      (a)$8.216     (a)$9.839
                                                                  (b)$6.725      (b)$7.952     (b)$9.462
 Ending Number of AUs............................................ (a)41,854      (a)115,410    (a)157,580
                                                                  (b)1,185       (b)1,073      (b)1,073

------------------------------------------------------------------
SA SCHRODERS VCP GLOBAL ALLOCATION - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                     FISCAL YEAR      FISCAL YEAR       FISCAL YEAR
                                                                        ENDED            ENDED             ENDED
VARIABLE PORTFOLIOS                                                   12/31/14          12/31/15          12/31/16
================================================================= ================ ================= =================
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.371       (a)$14.228        (a)$13.896
                                                                  (b)$12.871       (b)$13.607        (b)$13.204
 Ending AUV...................................................... (a)$14.228       (a)$13.896        (a)$14.872
                                                                  (b)$13.607       (b)$13.204        (b)$14.040
 Ending Number of AUs............................................ (a)380,339       (a)408,744        (a)493,429
                                                                  (b)9,053         (b)8,069          (b)8,151

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES (FORMERLY INTERNATIONAL DIVERSIFIED EQUITIES) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.323       (a)$10.170        (a)$10.006
                                                                  (b)$10.912       (b)$9.738         (b)$9.518
 Ending AUV...................................................... (a)$10.170       (a)$10.006        (a)$9.626
                                                                  (b)$9.738        (b)$9.518         (b)$9.098
 Ending Number of AUs............................................ (a)311,855       (a)325,812        (a)302,100
                                                                  (b)717           (b)694            (b)672

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP (FORMERLY EQUITY OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.998       (a)$15.169        (a)$15.330
                                                                  (b)$13.475       (b)$14.508        (b)$14.567
 Ending AUV...................................................... (a)$15.169       (a)$15.330        (a)$16.796
                                                                  (b)$14.508       (b)$14.567        (b)$15.857
 Ending Number of AUs............................................ (a)145,009       (a)165,314        (a)183,188
                                                                  (b)666           (b)663            (b)660

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED (FORMERLY VCP TOTAL RETURN BALANCED) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$10.809       (a)$11.294        (a)$10.684
                                                                  (b)$10.791       (b)$11.247        (b)$10.613
 Ending AUV...................................................... (a)$11.294       (a)$10.684        (a)$11.222
                                                                  (b)$11.247       (b)$10.613        (b)$11.120
 Ending Number of AUs............................................ (a)4,872,931     (a)11,352,062     (a)14,931,578
                                                                  (b)1,017,764     (b)2,049,616      (b)2,544,463

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND (FORMERLY HIGH-YIELD BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.462       (a)$13.321        (a)$12.509
                                                                  (b)$12.857       (b)$12.640        (b)$11.792
 Ending AUV...................................................... (a)$13.321       (a)$12.509        (a)$14.514
                                                                  (b)$12.640       (b)$11.792        (b)$13.594
 Ending Number of AUs............................................ (a)635,481       (a)601,729        (a)643,376
                                                                  (b)14,631        (b)10,511         (b)9,726

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND INCOME) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.839        (a)$8.741         (a)$8.439
                                                                  (b)$9.462        (b)$8.351         (b)$8.011
 Ending AUV...................................................... (a)$8.741        (a)$8.439         (a)$8.405
                                                                  (b)$8.351        (b)$8.011         (b)$7.927
 Ending Number of AUs............................................ (a)197,278       (a)211,666        (a)218,739
                                                                  (b)1,073         (b)970            (b)917

------------------------------------------------------------------
SA SCHRODERS VCP GLOBAL ALLOCATION - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$10.809
                                                                  (b)N/A           (b)N/A            (b)$10.743
 Ending Number of AUs............................................ (a)N/A           (a)N/A            (a)4,713,601
                                                                  (b)N/A           (b)N/A            (b)1,075

------------------------------------------------------------------



                                                                     FISCAL YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                   12/31/17
================================================================= ================
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.872
                                                                  (b)$14.040
 Ending AUV...................................................... (a)$16.377
                                                                  (b)$15.361
 Ending Number of AUs............................................ (a)445,507
                                                                  (b)8,044

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES (FORMERLY INTERNATIONAL DIVERSIFIED
EQUITIES) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.626
                                                                  (b)$9.098
 Ending AUV...................................................... (a)$11.811
                                                                  (b)$11.091
 Ending Number of AUs............................................ (a)246,569
                                                                  (b)651

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP (FORMERLY EQUITY OPPORTUNITIES) - SAST Class 3
Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$16.796
                                                                  (b)$15.857
 Ending AUV...................................................... (a)$19.261
                                                                  (b)$18.067
 Ending Number of AUs............................................ (a)154,069
                                                                  (b)657

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED (FORMERLY VCP TOTAL RETURN BALANCED) - SAST Class 3
Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$11.222
                                                                  (b)$11.120
 Ending AUV...................................................... (a)$12.826
                                                                  (b)$12.443
 Ending Number of AUs............................................ (a)14,920,915
                                                                  (b)0

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND (FORMERLY HIGH-YIELD BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.514
                                                                  (b)$13.594
 Ending AUV...................................................... (a)$15.628
                                                                  (b)$14.543
 Ending Number of AUs............................................ (a)578,489
                                                                  (b)9,722

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND
INCOME) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$8.405
                                                                  (b)$7.927
 Ending AUV...................................................... (a)$10.267
                                                                  (b)$9.621
 Ending Number of AUs............................................ (a)190,279
                                                                  (b)917

------------------------------------------------------------------
SA SCHRODERS VCP GLOBAL ALLOCATION - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)$10.809
                                                                  (b)$10.743
 Ending AUV...................................................... (a)$12.025
                                                                  (b)$11.875
 Ending Number of AUs............................................ (a)5,645,537
                                                                  (b)1,075

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL YEAR
                                                                    INCEPTION TO         ENDED
VARIABLE PORTFOLIOS                                                   12/31/11          12/31/12
================================================================= ================ =================
SA T. ROWE PRICE VCP BALANCED - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE (FORMERLY FOREIGN VALUE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.612       (a)$8.218
                                                                  (b)$10.423       (b)$8.037
 Ending AUV...................................................... (a)$8.218        (a)$9.643
                                                                  (b)$8.037        (b)$9.369
 Ending Number of AUs............................................ (a)1,891,341     (a)2,611,227
                                                                  (b)53,537        (b)60,391

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION) - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)N/A           (a)$9.999
                                                                  (b)N/A           (b)$9.999
 Ending AUV...................................................... (a)N/A           (a)$10.506
                                                                  (b)N/A           (b)$10.435
 Ending Number of AUs............................................ (a)N/A           (a)47,782,700
                                                                  (b)N/A           (b)58,551

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY) - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)N/A           (a)$9.999
                                                                  (b)N/A           (b)$9.999
 Ending AUV...................................................... (a)N/A           (a)$10.409
                                                                  (b)N/A           (b)$10.366
 Ending Number of AUs............................................ (a)N/A           (a)5,651,792
                                                                  (b)N/A           (b)10

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.590       (a)$11.735
                                                                  (b)$14.293       (b)$11.446
 Ending AUV...................................................... (a)$11.735       (a)$14.265
                                                                  (b)$11.446       (b)$13.824
 Ending Number of AUs............................................ (a)588,419       (a)933,631
                                                                  (b)15,118        (b)24,212

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY BOND) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.492       (a)$11.973
                                                                  (b)$11.297       (b)$11.719
 Ending AUV...................................................... (a)$11.973       (a)$12.193
                                                                  (b)$11.719       (b)$11.857
 Ending Number of AUs............................................ (a)824,710       (a)1,570,864
                                                                  (b)23,038        (b)32,393

------------------------------------------------------------------
SA WELLINGTON GROWTH (FORMERLY GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.204       (a)$9.589
                                                                  (b)$10.962       (b)$9.311
 Ending AUV...................................................... (a)$9.589        (a)$10.722
                                                                  (b)$9.311        (b)$10.207
 Ending Number of AUs............................................ (a)29,823        (a)54,837
                                                                  (b)0             (b)0

------------------------------------------------------------------



                                                                      FISCAL YEAR        FISCAL YEAR        FISCAL YEAR
                                                                         ENDED              ENDED              ENDED
VARIABLE PORTFOLIOS                                                    12/31/13           12/31/14           12/31/15
================================================================= ================== ================== ==================
SA T. ROWE PRICE VCP BALANCED - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A             (a)N/A             (a)N/A
                                                                  (b)N/A             (b)N/A             (b)N/A
 Ending AUV...................................................... (a)N/A             (a)N/A             (a)N/A
                                                                  (b)N/A             (b)N/A             (b)N/A
 Ending Number of AUs............................................ (a)N/A             (a)N/A             (a)N/A
                                                                  (b)N/A             (b)N/A             (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE (FORMERLY FOREIGN VALUE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.643          (a)$11.676         (a)$10.684
                                                                  (b)$9.369          (b)$11.271         (b)$10.246
 Ending AUV...................................................... (a)$11.676         (a)$10.684         (a)$9.996
                                                                  (b)$11.271         (b)$10.246         (b)$9.525
 Ending Number of AUs............................................ (a)2,639,927       (a)3,050,176       (a)2,938,286
                                                                  (b)61,529          (b)62,747          (b)58,718

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION) - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)$10.506         (a)$12.105         (a)$12.422
                                                                  (b)$10.435         (b)$11.946         (b)$12.179
 Ending AUV...................................................... (a)$12.105         (a)$12.422         (a)$11.589
                                                                  (b)$11.946         (b)$12.179         (b)$11.288
 Ending Number of AUs............................................ (a)109,114,636     (a)159,389,149     (a)182,440,112
                                                                  (b)56,880          (b)56,880          (b)56,880

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY) - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)$10.409         (a)$12.036         (a)$12.349
                                                                  (b)$10.366         (b)$11.900         (b)$12.130
 Ending AUV...................................................... (a)$12.036         (a)$12.349         (a)$11.489
                                                                  (b)$11.900         (b)$12.130         (b)$11.213
 Ending Number of AUs............................................ (a)47,465,403      (a)99,101,538      (a)120,770,674
                                                                  (b)0               (b)0               (b)0

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.265         (a)$19.011         (a)$21.497
                                                                  (b)$13.824         (b)$18.305         (b)$20.565
 Ending AUV...................................................... (a)$19.011         (a)$21.497         (a)$22.934
                                                                  (b)$18.305         (b)$20.565         (b)$21.797
 Ending Number of AUs............................................ (a)974,955         (a)1,017,918       (a)990,597
                                                                  (b)23,184          (b)28,801          (b)27,490

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY BOND) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.193         (a)$11.714         (a)$12.088
                                                                  (b)$11.857         (b)$11.318         (b)$11.603
 Ending AUV...................................................... (a)$11.714         (a)$12.088         (a)$11.925
                                                                  (b)$11.318         (b)$11.603         (b)$11.372
 Ending Number of AUs............................................ (a)2,003,392       (a)2,182,816       (a)2,585,470
                                                                  (b)34,112          (b)34,292          (b)32,362

------------------------------------------------------------------
SA WELLINGTON GROWTH (FORMERLY GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.722         (a)$14.223         (a)$14.995
                                                                  (b)$10.207         (b)$11.459         (b)$14.025
 Ending AUV...................................................... (a)$14.223         (a)$14.995         (a)$14.735
                                                                  (b)$11.459         (b)$14.025         (b)$13.693
 Ending Number of AUs............................................ (a)67,551          (a)109,589         (a)117,843
                                                                  (b)0               (b)0               (b)0

------------------------------------------------------------------



                                                                      FISCAL YEAR       FISCAL YEAR
                                                                         ENDED             ENDED
VARIABLE PORTFOLIOS                                                    12/31/16           12/31/17
================================================================= ================== =================
SA T. ROWE PRICE VCP BALANCED - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A             (a)$10.553
                                                                  (b)N/A             (b)$10.489
 Ending AUV...................................................... (a)$10.553         (a)$12.345
                                                                  (b)$10.489         (b)$12.190
 Ending Number of AUs............................................ (a)6,293,817       (a)8,129,307
                                                                  (b)2,104           (b)2,104

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE (FORMERLY FOREIGN VALUE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.996          (a)$9.947
                                                                  (b)$9.525          (b)$9.416
 Ending AUV...................................................... (a)$9.947          (a)$11.884
                                                                  (b)$9.416          (b)$11.178
 Ending Number of AUs............................................ (a)2,840,396       (a)2,345,384
                                                                  (b)53,888          (b)51,785

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION) - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)$11.589         (a)$11.913
                                                                  (b)$11.288         (b)$11.530
 Ending AUV...................................................... (a)$11.913         (a)$14.056
                                                                  (b)$11.530         (b)$13.516
 Ending Number of AUs............................................ (a)162,160,805     (a)142,067,440
                                                                  (b)56,880          (b)0

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY) - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)$11.489         (a)$11.883
                                                                  (b)$11.213         (b)$11.523
 Ending AUV...................................................... (a)$11.883         (a)$13.836
                                                                  (b)$11.523         (b)$13.329
 Ending Number of AUs............................................ (a)109,578,131     (a)97,499,085
                                                                  (b)0               (b)0

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$22.934         (a)$22.950
                                                                  (b)$21.797         (b)$21.671
 Ending AUV...................................................... (a)$22.950         (a)$29.901
                                                                  (b)$21.671         (b)$28.053
 Ending Number of AUs............................................ (a)963,727         (a)783,307
                                                                  (b)22,701          (b)22,070

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY BOND) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.925         (a)$11.872
                                                                  (b)$11.372         (b)$11.249
 Ending AUV...................................................... (a)$11.872         (a)$12.000
                                                                  (b)$11.249         (b)$11.297
 Ending Number of AUs............................................ (a)3,085,996       (a)2,669,439
                                                                  (b)27,172          (b)27,430

------------------------------------------------------------------
SA WELLINGTON GROWTH (FORMERLY GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.735         (a)$15.528
                                                                  (b)$13.693         (b)$14.336
 Ending AUV...................................................... (a)$15.528         (a)$18.251
                                                                  (b)$14.336         (b)$16.742
 Ending Number of AUs............................................ (a)144,428         (a)132,872
                                                                  (b)0               (b)0

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.


                                      A-8

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                      FISCAL YEAR      FISCAL YEAR
                                                                    INCEPTION TO         ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/11         12/31/12         12/31/13
================================================================= ================ ================ ================
SA WELLINGTON NATURAL RESOURCES (FORMERLY NATURAL RESOURCES) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.442       (a)$9.775        (a)$9.928
                                                                  (b)$12.901       (b)$9.339        (b)$9.424
 Ending AUV...................................................... (a)$9.775        (a)$9.928        (a)$10.307
                                                                  (b)$9.339        (b)$9.424        (b)$9.721
 Ending Number of AUs............................................ (a)123,410       (a)217,900       (a)259,105
                                                                  (b)9,083         (b)15,668        (b)13,156

------------------------------------------------------------------
SA WELLINGTON REAL RETURN (FORMERLY REAL RETURN) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.594       (a)$11.812       (a)$12.059
                                                                  (b)$11.441       (b)$11.606       (b)$11.772
 Ending AUV...................................................... (a)$11.812       (a)$12.059       (a)$11.241
                                                                  (b)$11.606       (b)$11.772       (b)$10.902
 Ending Number of AUs............................................ (a)1,020,017     (a)1,957,459     (a)2,622,881
                                                                  (b)28,615        (b)36,941        (b)38,280

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH (FORMERLY AGGRESSIVE GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.245        (a)$8.080        (a)$9.214
                                                                  (b)$9.046        (b)$7.866        (b)$8.912
 Ending AUV...................................................... (a)$8.080        (a)$9.214        (a)$12.923
                                                                  (b)$7.866        (b)$8.912        (b)$12.420
 Ending Number of AUs............................................ (a)47,532        (a)64,002        (a)106,525
                                                                  (b)826           (b)7,117         (b)7,045

------------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH (FORMERLY FUNDAMENTAL GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.199       (a)$9.592        (a)$10.932
                                                                  (b)$10.950       (b)$9.319        (b)$10.553
 Ending AUV...................................................... (a)$9.592        (a)$10.932       (a)$14.703
                                                                  (b)$9.319        (b)$10.553       (b)$14.101
 Ending Number of AUs............................................ (a)13,305        (a)27,949        (a)37,349
                                                                  (b)0             (b)6,444         (b)6,383

------------------------------------------------------------------



                                                                     FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/14         12/31/15         12/31/16
================================================================= ================ ================ ================
SA WELLINGTON NATURAL RESOURCES (FORMERLY NATURAL RESOURCES) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.307       (a)$8.239        (a)$6.355
                                                                  (b)$9.721        (b)$7.720        (b)$5.916
 Ending AUV...................................................... (a)$8.239        (a)$6.355        (a)$8.104
                                                                  (b)$7.720        (b)$5.916        (b)$7.495
 Ending Number of AUs............................................ (a)353,628       (a)414,659       (a)349,990
                                                                  (b)12,540        (b)4,294         (b)2,494

------------------------------------------------------------------
SA WELLINGTON REAL RETURN (FORMERLY REAL RETURN) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.241       (a)$11.238       (a)$10.904
                                                                  (b)$10.902       (b)$10.828       (b)$10.438
 Ending AUV...................................................... (a)$11.238       (a)$10.904       (a)$11.123
                                                                  (b)$10.828       (b)$10.438       (b)$10.579
 Ending Number of AUs............................................ (a)2,862,419     (a)2,943,802     (a)2,933,295
                                                                  (b)37,357        (b)35,038        (b)33,599

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH (FORMERLY AGGRESSIVE GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.923       (a)$12.750       (a)$12.361
                                                                  (b)$12.420       (b)$12.174       (b)$11.726
 Ending AUV...................................................... (a)$12.750       (a)$12.361       (a)$13.025
                                                                  (b)$12.174       (b)$11.726       (b)$12.276
 Ending Number of AUs............................................ (a)176,666       (a)175,016       (a)146,437
                                                                  (b)6,970         (b)5,540         (b)5,461

------------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH (FORMERLY FUNDAMENTAL GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.703       (a)$15.521       (a)$15.462
                                                                  (b)$14.101       (b)$14.790       (b)$14.638
 Ending AUV...................................................... (a)$15.521       (a)$15.462       (a)$15.322
                                                                  (b)$14.790       (b)$14.638       (b)$14.412
 Ending Number of AUs............................................ (a)44,012        (a)41,731        (a)35,403
                                                                  (b)1,476         (b)1,413         (b)1,346

------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                                       ENDED
VARIABLE PORTFOLIOS                                                   12/31/17
================================================================= ===============
SA WELLINGTON NATURAL RESOURCES (FORMERLY NATURAL RESOURCES) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$8.104
                                                                  (b)$7.495
 Ending AUV...................................................... (a)$9.149
                                                                  (b)$8.407
 Ending Number of AUs............................................ (a)265,020
                                                                  (b)2,433

------------------------------------------------------------------
SA WELLINGTON REAL RETURN (FORMERLY REAL RETURN) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.123
                                                                  (b)$10.579
 Ending AUV...................................................... (a)$11.152
                                                                  (b)$10.539
 Ending Number of AUs............................................ (a)2,798,613
                                                                  (b)33,964

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH (FORMERLY AGGRESSIVE GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.025
                                                                  (b)$12.276
 Ending AUV...................................................... (a)$16.561
                                                                  (b)$15.508
 Ending Number of AUs............................................ (a)92,460
                                                                  (b)1,522

------------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH (FORMERLY FUNDAMENTAL GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.322
                                                                  (b)$14.412
 Ending AUV...................................................... (a)$20.398
                                                                  (b)$19.063
 Ending Number of AUs............................................ (a)28,711
                                                                  (b)1,287

------------------------------------------------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up Death Benefit, applicable to contracts issued prior to January 23, 2012.

                                      A-9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                                     ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                  FISCAL YEAR    FISCAL YEAR
                                                                    INCEPTION        ENDED          ENDED
                                                                   TO 12/31/11     12/31/12       12/31/13
                                                                  ============= ============== ==============
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.988     (a)$8.906      (a)$10.103
                                                                  (b)$9.887     (b)$8.801      (b)$9.959
 Ending AUV...................................................... (a)$8.906     (a)$10.103     (a)$12.301
                                                                  (b)$8.801     (b)$9.959      (b)$12.096
 Ending Number of AUs............................................ (a)1,691      (a)1,637       (a)1,566
                                                                  (b)0          (b)2,209       (b)3,325

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.129    (a)$10.477     (a)$11.610
                                                                  (b)$10.995    (b)$10.334     (b)$11.422
 Ending AUV...................................................... (a)$10.477    (a)$11.610     (a)$13.013
                                                                  (b)$10.334    (b)$11.422     (b)$12.771
 Ending Number of AUs............................................ (a)52,948     (a)76,572      (a)104,065
                                                                  (b)17,743     (b)29,131      (b)34,893

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Shares
(Inception Date - 5/2/16)
 Beginning AUV................................................... (a)N/A        (a)N/A         (a)N/A
                                                                  (b)N/A        (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A         (a)N/A
                                                                  (b)N/A        (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A         (a)N/A
                                                                  (b)N/A        (b)N/A         (b)N/A

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.667    (a)$10.853     (a)$12.105
                                                                  (b)$12.549    (b)$10.733     (b)$11.942
 Ending AUV...................................................... (a)$10.853    (a)$12.105     (a)$16.647
                                                                  (b)$10.733    (b)$11.942     (b)$16.382
 Ending Number of AUs............................................ (a)2,808      (a)3,036       (a)1,001
                                                                  (b)3,151      (b)3,111       (b)4,254

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.287    (a)$9.108      (a)$10.654
                                                                  (b)$10.191    (b)$9.008      (b)$10.511
 Ending AUV...................................................... (a)$9.108     (a)$10.654     (a)$14.218
                                                                  (b)$9.008     (b)$10.511     (b)$13.991
 Ending Number of AUs............................................ (a)13,812     (a)30,060      (a)26,504
                                                                  (b)24,856     (b)41,887      (b)40,081

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.624    (a)$9.452      (a)$10.631
                                                                  (b)$10.535    (b)$9.357      (b)$10.498
 Ending AUV...................................................... (a)$9.452     (a)$10.631     (a)$13.990
                                                                  (b)$9.357     (b)$10.498     (b)$13.780
 Ending Number of AUs............................................ (a)17,639     (a)30,862      (a)28,227
                                                                  (b)33,415     (b)59,143      (b)57,812

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.631     (a)$8.359      (a)$9.216
                                                                  (b)$9.559     (b)$8.282      (b)$9.108
 Ending AUV...................................................... (a)$8.359     (a)$9.216      (a)$12.321
                                                                  (b)$8.282     (b)$9.108      (b)$12.146
 Ending Number of AUs............................................ (a)11,079     (a)19,341      (a)21,441
                                                                  (b)16,111     (b)26,825      (b)27,287

------------------------------------------------------------------



                                                                    FISCAL YEAR    FISCAL YEAR     FISCAL YEAR   FISCAL YEAR
                                                                       ENDED          ENDED           ENDED         ENDED
                                                                     12/31/14        12/31/15       12/31/16       12/31/17
                                                                  ============== =============== ============== =============
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.301     (a)$12.445      (a)$11.480     (a)$12.782
                                                                  (b)$12.096     (b)$12.206      (b)$11.232     (b)$12.474
 Ending AUV...................................................... (a)$12.445     (a)$11.480      (a)$12.782     (a)$14.079
                                                                  (b)$12.206     (b)$11.232      (b)$12.474     (b)$13.173
 Ending Number of AUs............................................ (a)2,075       (a)5,676        (a)5,376       (a)5,303
                                                                  (b)8,616       (b)8,938        (b)8,335       (b)0

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.013     (a)$13.391      (a)$12.242     (a)$13.731
                                                                  (b)$12.771     (b)$13.109      (b)$11.955     (b)$13.376
 Ending AUV...................................................... (a)$13.391     (a)$12.242      (a)$13.731     (a)$14.814
                                                                  (b)$13.109     (b)$11.955      (b)$13.376     (b)$13.845
 Ending Number of AUs............................................ (a)124,725     (a)137,841      (a)125,553     (a)122,456
                                                                  (b)64,760      (b)59,728       (b)34,003      (b)0

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Shares
(Inception Date - 5/2/16)
 Beginning AUV................................................... (a)N/A         (a)N/A          (a)N/A         (a)$9.895
                                                                  (b)N/A         (b)N/A          (b)N/A         (b)$9.878
 Ending AUV...................................................... (a)N/A         (a)N/A          (a)$9.895      (a)$9.781
                                                                  (b)N/A         (b)N/A          (b)$9.878      (b)$9.676
 Ending Number of AUs............................................ (a)N/A         (a)N/A          (a)3,170       (a)53,220
                                                                  (b)N/A         (b)N/A          (b)3,624       (b)0

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$16.647     (a)$17.712      (a)$18.250     (a)$18.314
                                                                  (b)$16.382     (b)$17.386      (b)$17.869     (b)$17.888
 Ending AUV...................................................... (a)$17.712     (a)$18.250      (a)$18.314     (a)$22.884
                                                                  (b)$17.386     (b)$17.869      (b)$17.888     (b)$21.330
 Ending Number of AUs............................................ (a)965         (a)6,632        (a)22,766      (a)22,691
                                                                  (b)4,355       (b)4,003        (b)4,221       (b)0

------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.218     (a)$15.258      (a)$14.078     (a)$16.201
                                                                  (b)$13.991     (b)$14.977      (b)$13.785     (b)$15.824
 Ending AUV...................................................... (a)$15.258     (a)$14.078      (a)$16.201     (a)$18.737
                                                                  (b)$14.977     (b)$13.785      (b)$15.824     (b)$17.627
 Ending Number of AUs............................................ (a)28,880      (a)34,026       (a)32,404      (a)31,310
                                                                  (b)43,692      (b)49,212       (b)48,270      (b)0

------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.990     (a)$15.132      (a)$14.391     (a)$16.907
                                                                  (b)$13.780     (b)$14.868      (b)$14.105     (b)$16.529
 Ending AUV...................................................... (a)$15.132     (a)$14.391      (a)$16.907     (a)$18.965
                                                                  (b)$14.868     (b)$14.105      (b)$16.529     (b)$17.854
 Ending Number of AUs............................................ (a)40,683      (a)44,579       (a)43,545      (a)42,640
                                                                  (b)60,718      (b)65,857       (b)62,594      (b)0

------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.321     (a)$13.046      (a)$12.466     (a)$14.361
                                                                  (b)$12.146     (b)$12.830      (b)$12.228     (b)$14.052
 Ending AUV...................................................... (a)$13.046     (a)$12.466      (a)$14.361     (a)$16.017
                                                                  (b)$12.830     (b)$12.228      (b)$14.052     (b)$15.095
 Ending Number of AUs............................................ (a)27,064      (a)27,807       (a)24,758      (a)23,413
                                                                  (b)25,702      (b)24,968       (b)22,066      (b)0

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-10

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                 FISCAL YEAR   FISCAL YEAR
                                                                    INCEPTION       ENDED         ENDED
                                                                   TO 12/31/11     12/31/12      12/31/13
                                                                  ============= ============= =============
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.189    (a)$10.026    (a)$11.470
                                                                  (b)$11.038    (b)$9.875     (b)$11.269
 Ending AUV...................................................... (a)$10.026    (a)$11.470    (a)$15.469
                                                                  (b)$9.875     (b)$11.269    (b)$15.160
 Ending Number of AUs............................................ (a)9          (a)34         (a)8,650
                                                                  (b)776        (b)6,150      (b)6,564

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE (FORMERLY SMALL & MID CAP VALUE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.036    (a)$10.939    (a)$12.729
                                                                  (b)$12.907    (b)$10.812    (b)$12.550
 Ending AUV...................................................... (a)$10.939    (a)$12.729    (a)$17.211
                                                                  (b)$10.812    (b)$12.550    (b)$16.927
 Ending Number of AUs............................................ (a)35,418     (a)54,731     (a)50,722
                                                                  (b)43,641     (b)71,292     (b)71,474

------------------------------------------------------------------
SA ALLOCATION BALANCED (FORMERLY MANAGED ALLOCATION BALANCED) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.940    (a)$11.243    (a)$12.243
                                                                  (b)$11.883    (b)$11.171    (b)$12.134
 Ending AUV...................................................... (a)$11.243    (a)$12.243    (a)$13.426
                                                                  (b)$11.171    (b)$12.134    (b)$13.273
 Ending Number of AUs............................................ (a)31,417     (a)39,992     (a)66,151
                                                                  (b)16,035     (b)15,915     (b)15,882

------------------------------------------------------------------
SA ALLOCATION GROWTH (FORMERLY MANAGED ALLOCATION GROWTH) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.962    (a)$10.166    (a)$11.486
                                                                  (b)$11.881    (b)$10.079    (b)$11.360
 Ending AUV...................................................... (a)$10.166    (a)$11.486    (a)$13.974
                                                                  (b)$10.079    (b)$11.360    (b)$13.787
 Ending Number of AUs............................................ (a)7,306      (a)7,120      (a)6,488
                                                                  (b)0          (b)0          (b)8,574

------------------------------------------------------------------
SA ALLOCATION MODERATE (FORMERLY MANAGED ALLOCATION MODERATE) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.011    (a)$10.932    (a)$12.018
                                                                  (b)$11.942    (b)$10.850    (b)$11.898
 Ending AUV...................................................... (a)$10.932    (a)$12.018    (a)$13.527
                                                                  (b)$10.850    (b)$11.898    (b)$13.359
 Ending Number of AUs............................................ (a)44,285     (a)71,640     (a)94,084
                                                                  (b)11,802     (b)40,612     (b)45,434

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH (FORMERLY MANAGED ALLOCATION MODERATE GROWTH) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.797    (a)$10.489    (a)$11.648
                                                                  (b)$11.730    (b)$10.412    (b)$11.533
 Ending AUV...................................................... (a)$10.489    (a)$11.648    (a)$13.440
                                                                  (b)$10.412    (b)$11.533    (b)$13.274
 Ending Number of AUs............................................ (a)17,788     (a)61,145     (a)81,827
                                                                  (b)2,398      (b)12,862     (b)16,349

------------------------------------------------------------------
SA AMERICAN FUNDS(R) ASSET ALLOCATION (FORMERLY AMERICAN FUNDS(R) ASSET ALLOCATION SAST) - SAST Class 3
Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.805    (a)$10.058    (a)$11.454
                                                                  (b)$10.695    (b)$9.939     (b)$11.291
 Ending AUV...................................................... (a)$10.058    (a)$11.454    (a)$13.900
                                                                  (b)$9.939     (b)$11.291    (b)$13.667
 Ending Number of AUs............................................ (a)17,776     (a)13,067     (a)7,358
                                                                  (b)685        (b)10,414     (b)15,299

------------------------------------------------------------------



                                                                   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
                                                                     12/31/14      12/31/15      12/31/16     12/31/17
                                                                  ============= ============= ============= ============
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.469    (a)$17.328    (a)$18.917    (a)$19.084
                                                                  (b)$15.160    (b)$16.939    (b)$18.446    (b)$18.563
 Ending AUV...................................................... (a)$17.328    (a)$18.917    (a)$19.084    (a)$24.718
                                                                  (b)$16.939    (b)$18.446    (b)$18.563    (b)$23.041
 Ending Number of AUs............................................ (a)27,298     (a)19.433     (a)5,325      (a)5,159
                                                                  (b)6,665      (b)6,013      (b)6,362      (b)0

------------------------------------------------------------------
SA AB SMALL & MID CAP VALUE (FORMERLY SMALL & MID CAP VALUE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$17.211    (a)$18.430    (a)$17.028    (a)$20.878
                                                                  (b)$16.927    (b)$18.081    (b)$16.663    (b)$20.380
 Ending AUV...................................................... (a)$18.430    (a)$17.028    (a)$20.878    (a)$23.166
                                                                  (b)$18.081    (b)$16.663    (b)$20.380    (b)$21.802
 Ending Number of AUs............................................ (a)60,629     (a)66,909     (a)52,733     (a)51,861
                                                                  (b)75,053     (b)76,507     (b)65,823     (b)0

------------------------------------------------------------------
SA ALLOCATION BALANCED (FORMERLY MANAGED ALLOCATION BALANCED) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.426    (a)$13.909    (a)$13.499    (a)$13.974
                                                                  (b)$13.273    (b)$13.716    (b)$13.279    (b)$13.711
 Ending AUV...................................................... (a)$13.909    (a)$13.499    (a)$13.974    (a)$15.193
                                                                  (b)$13.716    (b)$13.279    (b)$13.711    (b)$14.349
 Ending Number of AUs............................................ (a)80,867     (a)84,767     (a)77,479     (a)73,819
                                                                  (b)19,551     (b)26,270     (b)26,280     (b)0

------------------------------------------------------------------
SA ALLOCATION GROWTH (FORMERLY MANAGED ALLOCATION GROWTH) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.974    (a)$14.464    (a)$13.962    (a)$14.523
                                                                  (b)$13.787    (b)$14.235    (b)$13.706    (b)$14.221
 Ending AUV...................................................... (a)$14.464    (a)$13.962    (a)$14.523    (a)$16.832
                                                                  (b)$14.235    (b)$13.706    (b)$14.221    (b)$15.835
 Ending Number of AUs............................................ (a)6,311      (a)5,900      (a)3,346      (a)3,073
                                                                  (b)8,635      (b)8,677      (b)8,836      (b)0

------------------------------------------------------------------
SA ALLOCATION MODERATE (FORMERLY MANAGED ALLOCATION MODERATE) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.527    (a)$14.005    (a)$13.550    (a)$14.072
                                                                  (b)$13.359    (b)$13.797    (b)$13.316    (b)$13.794
 Ending AUV...................................................... (a)$14.005    (a)$13.550    (a)$14.072    (a)$15.681
                                                                  (b)$13.797    (b)$13.316    (b)$13.794    (b)$14.789
 Ending Number of AUs............................................ (a)133,749    (a)141,633    (a)134,303    (a)97,637
                                                                  (b)46,524     (b)55,021     (b)44,608     (b)0

------------------------------------------------------------------
SA ALLOCATION MODERATE GROWTH (FORMERLY MANAGED ALLOCATION MODERATE GROWTH) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.440    (a)$13.900    (a)$13.435    (a)$13.962
                                                                  (b)$13.274    (b)$13.695    (b)$13.203    (b)$13.688
 Ending AUV...................................................... (a)$13.900    (a)$13.435    (a)$13.962    (a)$15.815
                                                                  (b)$13.695    (b)$13.203    (b)$13.688    (b)$14.918
 Ending Number of AUs............................................ (a)85,619     (a)89,696     (a)71,102     (a)64,313
                                                                  (b)25,821     (b)25,745     (b)22,334     (b)0

------------------------------------------------------------------
SA AMERICAN FUNDS(R) ASSET ALLOCATION (FORMERLY AMERICAN FUNDS(R) ASSET ALLOCATION SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.900    (a)$14.366    (a)$14.285    (a)$15.330
                                                                  (b)$13.667    (b)$14.091    (b)$13.976    (b)$14.962
 Ending AUV...................................................... (a)$14.366    (a)$14.285    (a)$15.330    (a)$17.476
                                                                  (b)$14.091    (b)$13.976    (b)$14.962    (b)$16.386
 Ending Number of AUs............................................ (a)62,744     (a)73.078     (a)78,553     (a)57,918
                                                                  (b)15,053     (b)11,924     (b)10,545     (b)0

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-11

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                 FISCAL YEAR   FISCAL YEAR
                                                                    INCEPTION       ENDED         ENDED
                                                                   TO 12/31/11     12/31/12      12/31/13
                                                                  ============= ============= =============
SA AMERICAN FUNDS(R) GLOBAL GROWTH (FORMERLY AMERICAN FUNDS(R) GLOBAL GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.200    (a)$10.056    (a)$12.090
                                                                  (b)$12.079    (b)$9.939     (b)$11.920
 Ending AUV...................................................... (a)$10.056    (a)$12.090    (a)$15.322
                                                                  (b)$9.939     (b)$11.920    (b)$15.069
 Ending Number of AUs............................................ (a)50,981     (a)79,450     (a)65,450
                                                                  (b)45,662     (b)69,734     (b)69,133

------------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH (FORMERLY AMERICAN FUNDS(R) GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.039    (a)$9.567     (a)$11.062
                                                                  (b)$10.938    (b)$9.464     (b)$10.916
 Ending AUV...................................................... (a)$9.567     (a)$11.062    (a)$14.119
                                                                  (b)$9.464     (b)$10.916    (b)$13.897
 Ending Number of AUs............................................ (a)39,274     (a)54,012     (a)60,945
                                                                  (b)16,510     (b)29,303     (b)30,398

------------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH-INCOME (FORMERLY AMERICAN FUNDS(R) GROWTH-INCOME SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.079    (a)$9.102     (a)$10.489
                                                                  (b)$9.985     (b)$9.002     (b)$10.348
 Ending AUV...................................................... (a)$9.102     (a)$10.489    (a)$13.734
                                                                  (b)$9.002     (b)$10.348    (b)$13.515
 Ending Number of AUs............................................ (a)32,963     (a)57,888     (a)58,540
                                                                  (b)6,577      (b)21,268     (b)22,316

------------------------------------------------------------------
SA AMERICAN FUNDS(R) VCP MANAGED ASSET ALLOCATION (FORMERLY VCP MANAGED ASSET ALLOCATION SAST) - SAST Class
3 Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)N/A        (a)$9.999     (a)$10.058
                                                                  (b)N/A        (b)$9.999     (b)$10.046
 Ending AUV...................................................... (a)N/A        (a)$10.058    (a)$11.888
                                                                  (b)N/A        (b)$10.046    (b)$11.845
 Ending Number of AUs............................................ (a)N/A        (a)5,090      (a)165,600
                                                                  (b)N/A        (b)945        (b)47,027

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA BOSTON COMPANY CAPITAL GROWTH (FORMERLY CAPITAL GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.361    (a)$9.374     (a)$10.479
                                                                  (b)$10.267    (b)$9.274     (b)$10.340
 Ending AUV...................................................... (a)$9.374     (a)$10.479    (a)$13.290
                                                                  (b)$9.274     (b)$10.340    (b)$11.493
 Ending Number of AUs............................................ (a)0          (a)0          (a)613
                                                                  (b)0          (b)0          (b)0

------------------------------------------------------------------



                                                                   FISCAL YEAR   FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                                      ENDED         ENDED           ENDED           ENDED
                                                                     12/31/14      12/31/15       12/31/16         12/31/17
                                                                  ============= ============= ================ ===============
SA AMERICAN FUNDS(R) GLOBAL GROWTH (FORMERLY AMERICAN FUNDS(R) GLOBAL GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.322    (a)$15.368    (a)$16.123       (a)$15.914
                                                                  (b)$15.069    (b)$15.076    (b)$15.778       (b)$15.534
 Ending AUV...................................................... (a)$15.368    (a)$16.123    (a)$15.914       (a)$20.522
                                                                  (b)$15.076    (b)$15.778    (b)$15.534       (b)$19.309
 Ending Number of AUs............................................ (a)95,841     (a)114,283    (a)123,405       (a)109,995
                                                                  (b)77,042     (b)72,122     (b)69,802        (b)0

------------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH (FORMERLY AMERICAN FUNDS(R) GROWTH SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.119    (a)$15.025    (a)$15.745       (a)$16.910
                                                                  (b)$13.897    (b)$14.752    (b)$15.421       (b)$16.520
 Ending AUV...................................................... (a)$15.025    (a)$15.745    (a)$16.910       (a)$21.281
                                                                  (b)$14.752    (b)$15.421    (b)$16.520       (b)$20.029
 Ending Number of AUs............................................ (a)105,597    (a)135,931    (a)135,220       (a)130,083
                                                                  (b)33,455     (b)34,257     (b)34,110        (b)0

------------------------------------------------------------------
SA AMERICAN FUNDS(R) GROWTH-INCOME (FORMERLY AMERICAN FUNDS(R) GROWTH-INCOME SAST) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.734    (a)$14.898    (a)$14.824       (a)$16.217
                                                                  (b)$13.515    (b)$14.624    (b)$14.516       (b)$15.840
 Ending AUV...................................................... (a)$14.898    (a)$14.824    (a)$16.217       (a)$19.466
                                                                  (b)$14.624    (b)$14.516    (b)$15.840       (b)$18.302
 Ending Number of AUs............................................ (a)81,046     (a)108,763    (a)97,787        (a)91,966
                                                                  (b)33,207     (b)29,383     (b)23,548        (b)0

------------------------------------------------------------------
SA AMERICAN FUNDS(R) VCP MANAGED ASSET ALLOCATION (FORMERLY VCP MANAGED ASSET ALLOCATION SAST) - SAST Class 3 Shares
(Inception Date - 10/15/12)
 Beginning AUV................................................... (a)$11.888    (a)$12.009    (a)$11.653       (a)$12.265
                                                                  (b)$11.845    (b)$11.936    (b)$11.552       (b)$12.129
 Ending AUV...................................................... (a)$12.009    (a)$11.653    (a)$12.265       (a)$13.809
                                                                  (b)$11.936    (b)$11.552    (b)$12.129       (b)$13.330
 Ending Number of AUs............................................ (a)406,272    (a)817,230    (a)1,142,018     (a)1,208,630
                                                                  (b)157,583    (b)346,832    (b)439,022       (b)0

------------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV................................................... (a)N/A        (a)$10.623    (a)$10.708       (a)$11.193
                                                                  (b)N/A        (b)$10.606    (b)$10.637       (b)$11.092
 Ending AUV...................................................... (a)N/A        (a)$10.708    (a)$11.193       (a)$11.687
                                                                  (b)N/A        (b)$10.637    (b)$11.092       (b)$11.341
 Ending Number of AUs............................................ (a)N/A        (a)0          (a)0             (a)0
                                                                  (b)N/A        (b)0          (b)0             (b)0

------------------------------------------------------------------
SA BLACKROCK VCP GLOBAL MULTI-ASSET - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A           (a)$10.364
                                                                  (b)N/A        (b)N/A        (b)N/A           (b)$10.340
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)$10.364       (a)$11.426
                                                                  (b)N/A        (b)N/A        (b)$10.340       (b)$11.284
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)499,001       (a)521,726
                                                                  (b)N/A        (b)N/A        (b)100,480       (b)0

------------------------------------------------------------------
SA BOSTON COMPANY CAPITAL GROWTH (FORMERLY CAPITAL GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.290    (a)$14.161    (a)$14.669       (a)$14.731
                                                                  (b)$11.493    (b)$13.904    (b)$14.367       (b)$14.393
 Ending AUV...................................................... (a)$14.161    (a)$14.669    (a)$14.731       (a)$17.894
                                                                  (b)$13.904    (b)$14.367    (b)$14.393       (b)$16.754
 Ending Number of AUs............................................ (a)14,361     (a)625        (a)2,043         (a)2,977
                                                                  (b)0          (b)1,460      (b)2,995         (b)0

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                 FISCAL YEAR   FISCAL YEAR
                                                                    INCEPTION       ENDED         ENDED
                                                                   TO 12/31/11     12/31/12      12/31/13
                                                                  ============= ============= =============
SA COLUMBIA TECHNOLOGY (FORMERLY TECHNOLOGY) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.172    (a)$9.925     (a)$10.495
                                                                  (b)$11.037    (b)$9.789     (b)$10.325
 Ending AUV...................................................... (a)$9.925     (a)$10.495    (a)$12.964
                                                                  (b)$9.789     (b)$10.325    (b)$11.073
 Ending Number of AUs............................................ (a)945        (a)4,264      (a)6,681
                                                                  (b)0          (b)0          (b)0

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND (FORMERLY ULTRA SHORT BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.805     (a)$9.662     (a)$9.457
                                                                  (b)$9.695     (b)$9.538     (b)$9.312
 Ending AUV...................................................... (a)$9.662     (a)$9.457     (a)$9.255
                                                                  (b)$9.538     (b)$9.312     (b)$9.091
 Ending Number of AUs............................................ (a)13         (a)45         (a)51,628
                                                                  (b)0          (b)0          (b)2,741

------------------------------------------------------------------
SA DOGS OF WALL STREET (FORMERLY "DOGS" OF WALL STREET) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.210    (a)$11.432    (a)$12.767
                                                                  (b)$11.098    (b)$11.300    (b)$12.588
 Ending AUV...................................................... (a)$11.432    (a)$12.767    (a)$17.115
                                                                  (b)$11.300    (b)$12.588    (b)$16.832
 Ending Number of AUs............................................ (a)3,058      (a)4,775      (a)6,760
                                                                  (b)1,656      (b)10,760     (b)10,387

------------------------------------------------------------------
SA EDGE ASSET ALLOCATION (FORMERLY ASSET ALLOCATION) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.072    (a)$11.310    (a)$12.423
                                                                  (b)$11.908    (b)$11.137    (b)$12.202
 Ending AUV...................................................... (a)$11.310    (a)$12.423    (a)$14.370
                                                                  (b)$11.137    (b)$12.202    (b)$14.080
 Ending Number of AUs............................................ (a)3,530      (a)3,626      (a)3,392
                                                                  (b)9,865      (b)9,706      (b)9,328

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND (FORMERLY CORPORATE BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.837    (a)$13.996    (a)$15.300
                                                                  (b)$13.716    (b)$13.850    (b)$15.103
 Ending AUV...................................................... (a)$13.996    (a)$15.300    (a)$15.223
                                                                  (b)$13.850    (b)$15.103    (b)$14.989
 Ending Number of AUs............................................ (a)53,315     (a)83,441     (a)131,237
                                                                  (b)29,093     (b)52,775     (b)64,270

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(SM) REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$8.573     (a)$8.180     (a)$9.409
                                                                  (b)$8.489     (b)$8.086     (b)$9.278
 Ending AUV...................................................... (a)$8.180     (a)$9.409     (a)$9.040
                                                                  (b)$8.086     (b)$9.278     (b)$8.892
 Ending Number of AUs............................................ (a)20,443     (a)34,822     (a)40,888
                                                                  (b)27,357     (b)44,691     (b)57,328

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE (FORMERLY SMALL COMPANY VALUE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.256    (a)$10.031    (a)$11.600
                                                                  (b)$11.149    (b)$9.919     (b)$11.442
 Ending AUV...................................................... (a)$10.031    (a)$11.600    (a)$15.409
                                                                  (b)$9.919     (b)$11.442    (b)$15.161
 Ending Number of AUs............................................ (a)10,076     (a)27,436     (a)49,425
                                                                  (b)21,600     (b)35,139     (b)33,711

------------------------------------------------------------------



                                                                   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
                                                                     12/31/14      12/31/15      12/31/16      12/31/17
                                                                  ============= ============= ============= =============
SA COLUMBIA TECHNOLOGY (FORMERLY TECHNOLOGY) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.964    (a)$15.879    (a)$17.151    (a)$19.661
                                                                  (b)$11.073    (b)$15.544    (b)$16.747    (b)$19.150
 Ending AUV...................................................... (a)$15.879    (a)$17.151    (a)$19.661    (a)$26.081
                                                                  (b)$15.544    (b)$16.747    (b)$19.150    (b)$24.406
 Ending Number of AUs............................................ (a)12,748     (a)13,949     (a)13,141     (a)14,156
                                                                  (b)5,793      (b)6,741      (b)4,460      (b)0

------------------------------------------------------------------
SA DFA ULTRA SHORT BOND (FORMERLY ULTRA SHORT BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.255     (a)$9.056     (a)$8.866     (a)$8.692
                                                                  (b)$9.091     (b)$8.873     (b)$8.666     (b)$8.474
 Ending AUV...................................................... (a)$9.056     (a)$8.866     (a)$8.692     (a)$8.589
                                                                  (b)$8.873     (b)$8.666     (b)$8.474     (b)$7.956
 Ending Number of AUs............................................ (a)3,505      (a)17,090     (a)44,771     (a)23,488
                                                                  (b)7,229      (b)10,316     (b)10,400     (b)0

------------------------------------------------------------------
SA DOGS OF WALL STREET (FORMERLY "DOGS" OF WALL STREET) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$17.115    (a)$18.600    (a)$18.627    (a)$21.554
                                                                  (b)$16.832    (b)$18.246    (b)$18.227    (b)$21.039
 Ending AUV...................................................... (a)$18.600    (a)$18.627    (a)$21.554    (a)$25.129
                                                                  (b)$18.246    (b)$18.227    (b)$21.039    (b)$23.495
 Ending Number of AUs............................................ (a)9,217      (a)15,238     (a)29,339     (a)29,308
                                                                  (b)13,631     (b)15,644     (b)16,551     (b)0

------------------------------------------------------------------
SA EDGE ASSET ALLOCATION (FORMERLY ASSET ALLOCATION) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.370    (a)$15.152    (a)$14.610    (a)$15.881
                                                                  (b)$14.080    (b)$14.808    (b)$14.244    (b)$15.444
 Ending AUV...................................................... (a)$15.152    (a)$14.610    (a)$15.881    (a)$17.726
                                                                  (b)$14.808    (b)$14.244    (b)$15.444    (b)$16.520
 Ending Number of AUs............................................ (a)3,303      (a)3,482      (a)3,618      (a)3,404
                                                                  (b)7,951      (b)6,044      (b)4,506      (b)0

------------------------------------------------------------------
SA FEDERATED CORPORATE BOND (FORMERLY CORPORATE BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.223    (a)$15.803    (a)$15.317    (a)$16.344
                                                                  (b)$14.989    (b)$15.522    (b)$15.006    (b)$15.973
 Ending AUV...................................................... (a)$15.803    (a)$15.317    (a)$16.344    (a)$17.102
                                                                  (b)$15.522    (b)$15.006    (b)$15.973    (b)$16.087
 Ending Number of AUs............................................ (a)203,125    (a)232,088    (a)272,822    (a)253,956
                                                                  (b)76,735     (b)78,614     (b)80,745     (b)0

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(SM) REAL ESTATE (FORMERLY REAL ESTATE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.040     (a)$11.511    (a)$11.501    (a)$12.258
                                                                  (b)$8.892     (b)$11.294    (b)$11.255    (b)$11.967
 Ending AUV...................................................... (a)$11.511    (a)$11.501    (a)$12.258    (a)$12.676
                                                                  (b)$11.294    (b)$11.255    (b)$11.967    (b)$11.917
 Ending Number of AUs............................................ (a)49,132     (a)48,257     (a)44,351     (a)39,239
                                                                  (b)51,275     (b)48,114     (b)42,992     (b)0

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE (FORMERLY SMALL COMPANY VALUE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.409    (a)$15.122    (a)$13.731    (a)$17.635
                                                                  (b)$15.161    (b)$14.842    (b)$13.443    (b)$17.222
 Ending AUV...................................................... (a)$15.122    (a)$13.731    (a)$17.635    (a)$19.003
                                                                  (b)$14.842    (b)$13.443    (b)$17.222    (b)$17.868
 Ending Number of AUs............................................ (a)24,566     (a)29,646     (a)131,728    (a)24,767
                                                                  (b)36,097     (b)38,125     (b)32,172     (b)0

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-13

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                 FISCAL YEAR   FISCAL YEAR
                                                                    INCEPTION       ENDED         ENDED
                                                                   TO 12/31/11     12/31/12      12/31/13
                                                                  ============= ============= =============
SA GOLDMAN SACHS GLOBAL BOND (FORMERLY GLOBAL BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.971    (a)$13.060    (a)$13.312
                                                                  (b)$12.853    (b)$12.920    (b)$13.136
 Ending AUV...................................................... (a)$13.060    (a)$13.312    (a)$12.600
                                                                  (b)$12.920    (b)$13.136    (b)$12.402
 Ending Number of AUs............................................ (a)40,647     (a)63,539     (a)111,760
                                                                  (b)7,053      (b)19,804     (b)26,650

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES (FORMERLY GROWTH OPPORTUNITIES) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.030    (a)$11.069    (a)$12.769
                                                                  (b)$12.883    (b)$10.926    (b)$12.571
 Ending AUV...................................................... (a)$11.069    (a)$12.769    (a)$17.264
                                                                  (b)$10.926    (b)$12.571    (b)$16.955
 Ending Number of AUs............................................ (a)10,351     (a)19,991     (a)18,637
                                                                  (b)22,459     (b)34,787     (b)32,226

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME (FORMERLY VCP VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)$10.995
                                                                  (b)N/A        (b)N/A        (b)$10.976
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)69,680
                                                                  (b)N/A        (b)N/A        (b)19,905

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.355    (a)$10.295    (a)$11.237
                                                                  (b)$11.236    (b)$10.170    (b)$11.073
 Ending AUV...................................................... (a)$10.295    (a)$11.237    (a)$14.853
                                                                  (b)$10.170    (b)$11.073    (b)$14.600
 Ending Number of AUs............................................ (a)6,946      (a)14,850     (a)14,475
                                                                  (b)8,337      (b)16,409     (b)17,654

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED (FORMERLY BALANCED) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.201    (a)$10.675    (a)$11.849
                                                                  (b)$11.098    (b)$10.560    (b)$11.692
 Ending AUV...................................................... (a)$10.675    (a)$11.849    (a)$13.892
                                                                  (b)$10.560    (b)$11.692    (b)$13.674
 Ending Number of AUs............................................ (a)1,517      (a)2,353      (a)5,213
                                                                  (b)593        (b)7,401      (b)7,884

------------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS (FORMERLY EMERGING MARKETS) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.642    (a)$10.200    (a)$11.884
                                                                  (b)$14.502    (b)$10.085    (b)$11.722
 Ending AUV...................................................... (a)$10.200    (a)$11.884    (a)$11.266
                                                                  (b)$10.085    (b)$11.722    (b)$11.085
 Ending Number of AUs............................................ (a)16,392     (a)21,644     (a)26,403
                                                                  (b)7,399      (b)15,662     (b)22,767

------------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME (FORMERLY GROWTH-INCOME) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.825     (a)$9.549     (a)$10.657
                                                                  (b)$9.721     (b)$9.432     (b)$10.500
 Ending AUV...................................................... (a)$9.549     (a)$10.657    (a)$13.778
                                                                  (b)$9.432     (b)$10.500    (b)$13.541
 Ending Number of AUs............................................ (a)18,413     (a)34,240     (a)36,664
                                                                  (b)22,268     (b)48,970     (b)48,228

------------------------------------------------------------------



                                                                   FISCAL YEAR     FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                                      ENDED           ENDED            ENDED           ENDED
                                                                     12/31/14       12/31/15         12/31/16         12/31/17
                                                                  ============= ================ ================ ===============
SA GOLDMAN SACHS GLOBAL BOND (FORMERLY GLOBAL BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.600    (a)$12.321       (a)$11.742       (a)$11.672
                                                                  (b)$12.402    (b)$12.097       (b)$11.500       (b)$11.403
 Ending AUV...................................................... (a)$12.321    (a)$11.742       (a)$11.672       (a)$12.233
                                                                  (b)$12.097    (b)$11.500       (b)$11.403       (b)$11.493
 Ending Number of AUs............................................ (a)168,882    (a)178,781       (a)201,727       (a)190,262
                                                                  (b)36,405     (b)39,564        (b)39,176        (b)0

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES (FORMERLY GROWTH OPPORTUNITIES) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$17.264    (a)$17.571       (a)$17.126       (a)$17.463
                                                                  (b)$16.955    (b)$17.213       (b)$16.736       (b)$17.023
 Ending AUV...................................................... (a)$17.571    (a)$17.126       (a)$17.463       (a)$21.394
                                                                  (b)$17.213    (b)$16.736       (b)$17.023       (b)$20.086
 Ending Number of AUs............................................ (a)20,344     (a)19,960        (a)19,618        (a)19,715
                                                                  (b)31,483     (b)30,310        (b)29,846        (b)0

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME (FORMERLY VCP VALUE) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$10.995    (a)$11.707       (a)$11.254       (a)$12.161
                                                                  (b)$10.976    (b)$11.658       (b)$11.179       (b)$12.050
 Ending AUV...................................................... (a)$11.707    (a)$11.254       (a)$12.161       (a)$13.157
                                                                  (b)$11.658    (b)$11.179       (b)$12.050       (b)$12.764
 Ending Number of AUs............................................ (a)321,094    (a)1,049,906     (a)1,352,519     (a)1,547,156
                                                                  (b)140,392    (b)415,131       (b)506,095       (b)0

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.853    (a)$16.210       (a)$15.948       (a)$15.421
                                                                  (b)$14.600    (b)$15.894       (b)$15.598       (b)$15.046
 Ending AUV...................................................... (a)$16.210    (a)$15.948       (a)$15.421       (a)$19.695
                                                                  (b)$15.894    (b)$15.598       (b)$15.046       (b)$18.504
 Ending Number of AUs............................................ (a)14,594     (a)16,871        (a)17,314        (a)15,869
                                                                  (b)18,436     (b)19,912        (b)21,846        (b)0

------------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED (FORMERLY BALANCED) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.892    (a)$15.191       (a)$14.909       (a)$15.677
                                                                  (b)$13.674    (b)$14.914       (b)$14.601       (b)$15.315
 Ending AUV...................................................... (a)$15.191    (a)$14.909       (a)$15.677       (a)$17.623
                                                                  (b)$14.914    (b)$14.601       (b)$15.315       (b)$16.496
 Ending Number of AUs............................................ (a)16,016     (a)33,196        (a)31,860        (a)29,666
                                                                  (b)11,178     (b)10,141        (b)8,914         (b)0

------------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS (FORMERLY EMERGING MARKETS) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.266    (a)$10.404       (a)$8.750        (a)$9.505
                                                                  (b)$11.085    (b)$10.210       (b)$8.566        (b)$9.282
 Ending AUV...................................................... (a)$10.404    (a)$8.750        (a)$9.505        (a)$13.270
                                                                  (b)$10.210    (b)$8.566        (b)$9.282        (b)$12.484
 Ending Number of AUs............................................ (a)28,723     (a)34,811        (a)33,934        (a)37,661
                                                                  (b)31,169     (b)40,354        (b)41,008        (b)0

------------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME (FORMERLY GROWTH-INCOME) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.778    (a)$15.426       (a)$14.806       (a)$16.787
                                                                  (b)$13.541    (b)$15.123       (b)$14.479       (b)$16.375
 Ending AUV...................................................... (a)$15.426    (a)$14.806       (a)$16.787       (a)$19.485
                                                                  (b)$15.123    (b)$14.479       (b)$16.375       (b)$18.153
 Ending Number of AUs............................................ (a)38,770     (a)43,381        (a)41,602        (a)39,735
                                                                  (b)49,544     (b)55,117        (b)53,956        (b)0

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                 FISCAL YEAR   FISCAL YEAR
                                                                    INCEPTION       ENDED         ENDED
                                                                   TO 12/31/11     12/31/12      12/31/13
                                                                  ============= ============= =============
SA JPMORGAN GLOBAL EQUITIES (FORMERLY GLOBAL EQUITIES) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.487    (a)$8.470     (a)$9.713
                                                                  (b)$10.367    (b)$8.359     (b)$9.563
 Ending AUV...................................................... (a)$8.470     (a)$9.713     (a)$12.028
                                                                  (b)$8.359     (b)$9.563     (b)$11.812
 Ending Number of AUs............................................ (a)6,431      (a)7,550      (a)6,907
                                                                  (b)7,237      (b)13,499     (b)16,466

------------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.874    (a)$13.282    (a)$13.980
                                                                  (b)$12.752    (b)$13.135    (b)$13.790
 Ending AUV...................................................... (a)$13.282    (a)$13.980    (a)$13.225
                                                                  (b)$13.135    (b)$13.790    (b)$13.013
 Ending Number of AUs............................................ (a)81,391     (a)165,763    (a)237,183
                                                                  (b)63,837     (b)125,083    (b)170,052

------------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH (FORMERLY MID-CAP GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.159    (a)$11.100    (a)$12.640
                                                                  (b)$13.047    (b)$10.987    (b)$12.480
 Ending AUV...................................................... (a)$11.100    (a)$12.640    (a)$17.663
                                                                  (b)$10.987    (b)$12.480    (b)$17.397
 Ending Number of AUs............................................ (a)5,242      (a)7,878      (a)11,348
                                                                  (b)7,354      (b)12,584     (b)12,142

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.512    (a)$9.269     (a)$10.250
                                                                  (b)$10.419    (b)$9.171     (b)$10.117
 Ending AUV...................................................... (a)$9.269     (a)$10.250    (a)$13.446
                                                                  (b)$9.171     (b)$10.117    (b)$13.238
 Ending Number of AUs............................................ (a)17,917     (a)29,588     (a)28,401
                                                                  (b)24,468     (b)45,426     (b)45,714

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH (FORMERLY BLUE CHIP GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.224    (a)$9.798     (a)$10.727
                                                                  (b)$11.082    (b)$9.658     (b)$10.546
 Ending AUV...................................................... (a)$9.798     (a)$10.727    (a)$14.101
                                                                  (b)$9.658     (b)$10.546    (b)$13.829
 Ending Number of AUs............................................ (a)6,643      (a)10,016     (a)10,909
                                                                  (b)5,008      (b)5,967      (b)6,146

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.300    (a)$10.107    (a)$11.816
                                                                  (b)$11.173    (b)$9.977     (b)$11.634
 Ending AUV...................................................... (a)$10.107    (a)$11.816    (a)$15.283
                                                                  (b)$9.977     (b)$11.634    (b)$15.011
 Ending Number of AUs............................................ (a)18,117     (a)29,340     (a)27,399
                                                                  (b)30,992     (b)53,577     (b)53,433

------------------------------------------------------------------
SA MFS TELECOM UTILITY (FORMERLY TELECOM UTILITY) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.091    (a)$12.286    (a)$13.680
                                                                  (b)$12.920    (b)$12.106    (b)$13.445
 Ending AUV...................................................... (a)$12.286    (a)$13.680    (a)$16.104
                                                                  (b)$12.106    (b)$13.445    (b)$15.788
 Ending Number of AUs............................................ (a)2,211      (a)5,463      (a)9,976
                                                                  (b)1,235      (b)1,185      (b)1,887

------------------------------------------------------------------



                                                                   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
                                                                     12/31/14      12/31/15      12/31/16      12/31/17
                                                                  ============= ============= ============= =============
SA JPMORGAN GLOBAL EQUITIES (FORMERLY GLOBAL EQUITIES) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.028    (a)$12.297    (a)$11.917    (a)$12.356
                                                                  (b)$11.812    (b)$12.046    (b)$11.645    (b)$12.043
 Ending AUV...................................................... (a)$12.297    (a)$11.917    (a)$12.356    (a)$15.075
                                                                  (b)$12.046    (b)$11.645    (b)$12.043    (b)$14.099
 Ending Number of AUs............................................ (a)6,913      (a)8,943      (a)9,182      (a)8,166
                                                                  (b)16,732     (b)16,563     (b)17,085     (b)0

------------------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.225    (a)$13.600    (a)$13.329    (a)$13.519
                                                                  (b)$13.013    (b)$13.349    (b)$13.050    (b)$13.203
 Ending AUV...................................................... (a)$13.600    (a)$13.329    (a)$13.519    (a)$13.789
                                                                  (b)$13.349    (b)$13.050    (b)$13.203    (b)$12.973
 Ending Number of AUs............................................ (a)340,718    (a)335,322    (a)353,842    (a)343,833
                                                                  (b)183,167    (b)178,272    (b)187,928    (b)0

------------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH (FORMERLY MID-CAP GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$17.663    (a)$19.284    (a)$19.485    (a)$19.158
                                                                  (b)$17.397    (b)$18.945    (b)$19.096    (b)$18.728
 Ending AUV...................................................... (a)$19.284    (a)$19.485    (a)$19.158    (a)$24.372
                                                                  (b)$18.945    (b)$19.096    (b)$18.728    (b)$22.924
 Ending Number of AUs............................................ (a)10,977     (a)18,161     (a)29,765     (a)28,468
                                                                  (b)13,016     (b)13,479     (b)14,275     (b)0

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.446    (a)$14.082    (a)$13.998    (a)$15.740
                                                                  (b)$13.238    (b)$13.830    (b)$13.713    (b)$15.381
 Ending AUV...................................................... (a)$14.082    (a)$13.998    (a)$15.740    (a)$18.622
                                                                  (b)$13.830    (b)$13.713    (b)$15.381    (b)$17.503
 Ending Number of AUs............................................ (a)32,774     (a)32,636     (a)33,263     (a)30,745
                                                                  (b)52,998     (b)50,438     (b)48,568     (b)0

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH (FORMERLY BLUE CHIP GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.101    (a)$15.484    (a)$15.859    (a)$16.550
                                                                  (b)$13.829    (b)$15.148    (b)$15.477    (b)$16.110
 Ending AUV...................................................... (a)$15.484    (a)$15.859    (a)$16.550    (a)$20.630
                                                                  (b)$15.148    (b)$15.477    (b)$16.110    (b)$19.341
 Ending Number of AUs............................................ (a)16,854     (a)21,108     (a)24,881     (a)23,592
                                                                  (b)13,831     (b)14.983     (b)15,462     (b)0

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.283    (a)$16.627    (a)$16.349    (a)$17.428
                                                                  (b)$15.011    (b)$16.290    (b)$15.978    (b)$16.990
 Ending AUV...................................................... (a)$16.627    (a)$16.349    (a)$17.428    (a)$21.105
                                                                  (b)$16.290    (b)$15.978    (b)$16.990    (b)$19.815
 Ending Number of AUs............................................ (a)35,126     (a)39,957     (a)40,002     (a)37,482
                                                                  (b)61,115     (b)59,608     (b)60,107     (b)0

------------------------------------------------------------------
SA MFS TELECOM UTILITY (FORMERLY TELECOM UTILITY) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$16.104    (a)$17.774    (a)$15.341    (a)$16.643
                                                                  (b)$15.788    (b)$17.382    (b)$14.965    (b)$16.195
 Ending AUV...................................................... (a)$17.774    (a)$15.341    (a)$16.643    (a)$18.780
                                                                  (b)$17.382    (b)$14.965    (b)$16.195    (b)$17.552
 Ending Number of AUs............................................ (a)14,563     (a)17,781     (a)21,213     (a)17,604
                                                                  (b)1,795      (b)1,872      (b)1,818      (b)0

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-15

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                 FISCAL YEAR   FISCAL YEAR
                                                                    INCEPTION       ENDED         ENDED
                                                                   TO 12/31/11     12/31/12      12/31/13
                                                                  ============= ============= =============
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.046    (a)$10.484    (a)$11.450
                                                                  (b)$10.924    (b)$10.351    (b)$11.277
 Ending AUV...................................................... (a)$10.484    (a)$11.450    (a)$13.371
                                                                  (b)$10.351    (b)$11.277    (b)$12.339
 Ending Number of AUs............................................ (a)4,075      (a)4,042      (a)3,823
                                                                  (b)0          (b)0          (b)0

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES (FORMERLY INTERNATIONAL DIVERSIFIED EQUITIES) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.775    (a)$8.308     (a)$9.566
                                                                  (b)$10.684    (b)$8.225     (b)$9.446
 Ending AUV...................................................... (a)$8.308     (a)$9.566     (a)$11.323
                                                                  (b)$8.225     (b)$9.446     (b)$11.153
 Ending Number of AUs............................................ (a)1,654      (a)7,123      (a)9,175
                                                                  (b)931        (b)3,629      (b)6,267

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP (FORMERLY EQUITY OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.139    (a)$9.482     (a)$10.871
                                                                  (b)$10.038    (b)$9.372     (b)$10.718
 Ending AUV...................................................... (a)$9.482     (a)$10.871    (a)$13.998
                                                                  (b)$9.372     (b)$10.718    (b)$13.766
 Ending Number of AUs............................................ (a)0          (a)732        (a)1,051
                                                                  (b)1,104      (b)5,705      (b)6,985

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED (FORMERLY VCP TOTAL RETURN BALANCED) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)$10.809
                                                                  (b)N/A        (b)N/A        (b)$10.791
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)69,387
                                                                  (b)N/A        (b)N/A        (b)33,448

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND (FORMERLY HIGH-YIELD BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.437    (a)$11.077    (a)$12.714
                                                                  (b)$11.296    (b)$10.923    (b)$12.506
 Ending AUV...................................................... (a)$11.077    (a)$12.714    (a)$13.462
                                                                  (b)$10.923    (b)$12.506    (b)13.209
 Ending Number of AUs............................................ (a)6,127      (a)13,576     (a)23,166
                                                                  (b)2,499      (b)4,320      (b)6,225

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND INCOME) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$8.914     (a)$6.904     (a)$8.216
                                                                  (b)$8.832     (b)$6.829     (b)$8.106
 Ending AUV...................................................... (a)$6.904     (a)$8.216     (a)$9.839
                                                                  (b)$6.829     (b)$8.106     (b)$9.683
 Ending Number of AUs............................................ (a)20,755     (a)27,569     (a)24,304
                                                                  (b)2,217      (b)6,259      (b)6,295

------------------------------------------------------------------
SA SCHRODERS VCP GLOBAL ALLOCATION - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                   FISCAL YEAR   FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                                      ENDED         ENDED           ENDED           ENDED
                                                                     12/31/14      12/31/15       12/31/16         12/31/17
                                                                  ============= ============= ================ ===============
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.371    (a)$14.228    (a)$13.896       (a)$14.872
                                                                  (b)$12.339    (b)$13.943    (b)$13.583       (b)$14.872
 Ending AUV...................................................... (a)$14.228    (a)$13.896    (a)$14.872       (a)$16.377
                                                                  (b)$13.943    (b)$13.583    (b)$14.872       (b)$15.361
 Ending Number of AUs............................................ (a)6,905      (a)7,088      (a)5,883         (a)5,349
                                                                  (b)0          (b)0          (b)5,883         (b)0

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES (FORMERLY INTERNATIONAL DIVERSIFIED EQUITIES) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.323    (a)$10.170    (a)$10.006       (a)$9.626
                                                                  (b)$11.153    (b)$9.993     (b)$9.807        (b)$9.411
 Ending AUV...................................................... (a)$10.170    (a)$10.006    (a)$9.626        (a)$11.811
                                                                  (b)$9.993     (b)$9.807     (b)$9.411        (b)$11.091
 Ending Number of AUs............................................ (a)10,926     (a)15,912     (a)20,360        (a)20,727
                                                                  (b)9,103      (b)15,135     (b)18,234        (b)0

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP (FORMERLY EQUITY OPPORTUNITIES) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.998    (a)$15.169    (a)$15.330       (a)$16.796
                                                                  (b)$13.766    (b)$14.880    (b)$15.001       (b)$16.394
 Ending AUV...................................................... (a)$15.169    (a)$15.330    (a)$16.796       (a)$19.261
                                                                  (b)$14.880    (b)$15.001    (b)$16.394       (b)$18.067
 Ending Number of AUs............................................ (a)4,007      (a)7,427      (a)10,105        (a)11,639
                                                                  (b)14,807     (b)13,221     (b)14,981        (b)0

------------------------------------------------------------------
SA PIMCO VCP TACTICAL BALANCED (FORMERLY VCP TOTAL RETURN BALANCED) - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$10.809    (a)$11.294    (a)$10.684       (a)$11.222
                                                                  (b)$10.791    (b)$11.247    (b)$10.613       (b)$11.120
 Ending AUV...................................................... (a)$11.294    (a)$10.684    (a)$11.222       (a)$12.826
                                                                  (b)$11.247    (b)$10.613    (b)$11.120       (b)$12.443
 Ending Number of AUs............................................ (a)331,472    (a)807,092    (a)1,060,378     (a)1,047,942
                                                                  (b)166,243    (b)365,900    (b)409,129       (b)0

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND (FORMERLY HIGH-YIELD BOND) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.462    (a)$13.321    (a)$12.509       (a)$14.514
                                                                  (b)$13.209    (b)$13.037    (b)$12.212       (b)$14.134
 Ending AUV...................................................... (a)$13.321    (a)$12.509    (a)$14.514       (a)$15.628
                                                                  (b)$13.037    (b)$12.212    (b)$14.134       (b)$14.543
 Ending Number of AUs............................................ (a)47,211     (a)63,350     (a)53,097        (a)52,726
                                                                  (b)14,436     (b)15,170     (b)14,623        (b)0

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME (FORMERLY INTERNATIONAL GROWTH AND INCOME) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.839     (a)$8.741     (a)$8.439        (a)$8.405
                                                                  (b)$9.683     (b)$8.581     (b)$8.264        (b)$8.211
 Ending AUV...................................................... (a)$8.741     (a)$8.439     (a)$8.405        (a)$10.267
                                                                  (b)$8.581     (b)$8.264     (b)$8.211        (b)$9.621
 Ending Number of AUs............................................ (a)62,233     (a)59,613     (a)57,401        (a)20,188
                                                                  (b)15,815     (b)15,431     (b)15,497        (b)0

------------------------------------------------------------------
SA SCHRODERS VCP GLOBAL ALLOCATION - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A           (a)$10.809
                                                                  (b)N/A        (b)N/A        (b)N/A           (b)$10.783
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)$10.809       (a)$12.025
                                                                  (b)N/A        (b)N/A        (b)$10.783       (b)$11.875
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)459,306       (a)590,095
                                                                  (b)N/A        (b)N/A        (b)88,948        (b)0

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                   FISCAL YEAR      FISCAL YEAR
                                                                    INCEPTION         ENDED            ENDED
                                                                   TO 12/31/11      12/31/12         12/31/13
                                                                  ============= ================ ================
SA T. ROWE PRICE VCP BALANCED - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A        (a)N/A           (a)N/A
                                                                  (b)N/A        (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A           (a)N/A
                                                                  (b)N/A        (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A           (a)N/A
                                                                  (b)N/A        (b)N/A           (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE (FORMERLY FOREIGN VALUE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.612    (a)$8.218        (a)$9.643
                                                                  (b)$10.514    (b)$8.129        (b)$9.514
 Ending AUV...................................................... (a)$8.218     (a)$9.643        (a)$11.676
                                                                  (b)$8.129     (b)$9.514        (b)$11.491
 Ending Number of AUs............................................ (a)58,307     (a)84,555        (a)83,038
                                                                  (b)62,250     (b)98,272        (b)100,807

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION) - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)N/A        (a)$9.999        (a)$10.506
                                                                  (b)N/A        (b)$9.999        (b)$10.479
 Ending AUV...................................................... (a)N/A        (a)$10.506       (a)$12.105
                                                                  (b)N/A        (b)$10.479       (b)$12.045
 Ending Number of AUs............................................ (a)N/A        (a)2,055,800     (a)5,766,353
                                                                  (b)N/A        (b)1,431,909     (b)3,324,554

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY) - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)N/A        (a)$9.999        (a)$10.409
                                                                  (b)N/A        (b)$9.999        (b)$10.392
 Ending AUV...................................................... (a)N/A        (a)$10.409       (a)$12.036
                                                                  (b)N/A        (b)$10.392       (b)$11.987
 Ending Number of AUs............................................ (a)N/A        (a)231,323       (a)2,837,820
                                                                  (b)N/A        (b)181,388       (b)1,395,755

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.590    (a)$11.735       (a)$14.265
                                                                  (b)$14.408    (b)$11.569       (b)$14.028
 Ending AUV...................................................... (a)$11.735    (a)$14.265       (a)$19.011
                                                                  (b)$11.569    (b)$14.028       (b)$18.649
 Ending Number of AUs............................................ (a)12,406     (a)17,438        (a)25,372
                                                                  (b)15,088     (b)24,804        (b)23,881

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY BOND) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.492    (a)$11.973       (a)$12.193
                                                                  (b)$11.395    (b)$11.852       (b)$12.039
 Ending AUV...................................................... (a)$11.973    (a)$12.193       (a)$11.714
                                                                  (b)$11.852    (b)$12.039       (b)$11.538
 Ending Number of AUs............................................ (a)40,290     (a)85,895        (a)112,054
                                                                  (b)19,612     (b)51,529        (b)63,435

------------------------------------------------------------------
SA WELLINGTON GROWTH (FORMERLY GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.204    (a)$9.589        (a)$10.722
                                                                  (b)$11.113    (b)$9.495        (b)$10.591
 Ending AUV...................................................... (a)$9.589     (a)$10.722       (a)$14.223
                                                                  (b)$9.495     (b)$10.591       (b)$14.014
 Ending Number of AUs............................................ (a)506        (a)490           (a)1,245
                                                                  (b)0          (b)5,747         (b)6,283

------------------------------------------------------------------



                                                                     FISCAL YEAR      FISCAL YEAR       FISCAL YEAR
                                                                        ENDED            ENDED             ENDED
                                                                      12/31/14          12/31/15         12/31/16
                                                                  ================ ================= ================
SA T. ROWE PRICE VCP BALANCED - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A           (a)N/A            (a)N/A
                                                                  (b)N/A           (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$10.553
                                                                  (b)N/A           (b)N/A            (b)$10.529
 Ending Number of AUs............................................ (a)N/A           (a)N/A            (a)521,787
                                                                  (b)N/A           (b)N/A            (b)75,406

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE (FORMERLY FOREIGN VALUE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.676       (a)$10.684        (a)$9.996
                                                                  (b)$11.491       (b)$10.488        (b)$9.789
 Ending AUV...................................................... (a)$10.684       (a)$9.996         (a)$9.947
                                                                  (b)$10.488       (b)$9.789         (b)$9.716
 Ending Number of AUs............................................ (a)100,220       (a)102,573        (a)116,753
                                                                  (b)114,843       (b)117,759        (b)117,625

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION) - SAST Class 3 Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)$12.105       (a)$12.422        (a)$11.589
                                                                  (b)$12.045       (b)$12.329        (b)$11.473
 Ending AUV...................................................... (a)$12.422       (a)$11.589        (a)$11.913
                                                                  (b)$12.329       (b)$11.473        (b)$11.765
 Ending Number of AUs............................................ (a)9,427,779     (a)11,123,655     (a)9,250,289
                                                                  (b)5,120,859     (b)5,651,124      (b)5,280,270

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY) - SAST Class 3 Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)$12.036       (a)$12.349        (a)$11.489
                                                                  (b)$11.987       (b)$12.267        (b)$11.385
 Ending AUV...................................................... (a)$12.349       (a)$11.489        (a)$11.883
                                                                  (b)$12.267       (b)$11.385        (b)$11.746
 Ending Number of AUs............................................ (a)6,165,252     (a)7,494,467      (a)7,151,282
                                                                  (b)2,772,515     (b)3,232,610      (b)3,055,497

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$19.011       (a)$21.497        (a)$22.934
                                                                  (b)$18.649       (b)$21.035        (b)$22.385
 Ending AUV...................................................... (a)$21.497       (a)$22.934        (a)$22.950
                                                                  (b)$21.035       (b)$22.385        (b)$22.345
 Ending Number of AUs............................................ (a)57,997        (a)81,258         (a)89,687
                                                                  (b)26,606        (b)26,770         (b)28,784

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY BOND) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.714       (a)$12.088        (a)$11.925
                                                                  (b)$11.538       (b)$11.876        (b)$11.687
 Ending AUV...................................................... (a)$12.088       (a)$11.925        (a)$11.872
                                                                  (b)$11.876       (b)$11.687        (b)$11.606
 Ending Number of AUs............................................ (a)146,970       (a)174,814        (a)196,083
                                                                  (b)67,350        (b)71,077         (b)92,064

------------------------------------------------------------------
SA WELLINGTON GROWTH (FORMERLY GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$14.223       (a)$14.995        (a)$14.735
                                                                  (b)$14.014       (b)$14.738        (b)$14.446
 Ending AUV...................................................... (a)$14.995       (a)$14.735        (a)$15.528
                                                                  (b)$14.738       (b)$14.446        (b)$15.186
 Ending Number of AUs............................................ (a)4,783         (a)9,009          (a)4,749
                                                                  (b)8,647         (b)8,974          (b)9,020

------------------------------------------------------------------



                                                                    FISCAL YEAR
                                                                       ENDED
                                                                      12/31/17
                                                                  ===============
SA T. ROWE PRICE VCP BALANCED - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)$10.553
                                                                  (b)$10.529
 Ending AUV...................................................... (a)$12.345
                                                                  (b)$12.190
 Ending Number of AUs............................................ (a)702,057
                                                                  (b)0

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE (FORMERLY FOREIGN VALUE) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.947
                                                                  (b)$9.716
 Ending AUV...................................................... (a)$11.884
                                                                  (b)$11.178
 Ending Number of AUs............................................ (a)107,389
                                                                  (b)0

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION (FORMERLY SUNAMERICA DYNAMIC ALLOCATION) - SAST Class 3
Shares
(Inception Date - 1/23/12)
 Beginning AUV................................................... (a)$11.913
                                                                  (b)$11.765
 Ending AUV...................................................... (a)$14.056
                                                                  (b)$13.516
 Ending Number of AUs............................................ (a)8,192,675
                                                                  (b)0

------------------------------------------------------------------
SA VCP DYNAMIC STRATEGY (FORMERLY SUNAMERICA DYNAMIC STRATEGY) - SAST Class 3
Shares
(Inception Date - 7/16/12)
 Beginning AUV................................................... (a)$11.883
                                                                  (b)$11.746
 Ending AUV...................................................... (a)$13.836
                                                                  (b)$13.329
 Ending Number of AUs............................................ (a)6,505,470
                                                                  (b)0

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION (FORMERLY CAPITAL APPRECIATION) - AST Class 3
Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$22.950
                                                                  (b)$22.345
 Ending AUV...................................................... (a)$29.901
                                                                  (b)$28.053
 Ending Number of AUs............................................ (a)103,290
                                                                  (b)0

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND (FORMERLY GOVERNMENT AND QUALITY BOND) -
AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.872
                                                                  (b)$11.606
 Ending AUV...................................................... (a)$12.000
                                                                  (b)$11.297
 Ending Number of AUs............................................ (a)180,339
                                                                  (b)0

------------------------------------------------------------------
SA WELLINGTON GROWTH (FORMERLY GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$15.528
                                                                  (b)$15.186
 Ending AUV...................................................... (a)$18.251
                                                                  (b)$16.742
 Ending Number of AUs............................................ (a)4,657
                                                                  (b)0

------------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-17

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                 FISCAL YEAR   FISCAL YEAR
                                                                    INCEPTION       ENDED         ENDED
                                                                   TO 12/31/11     12/31/12      12/31/13
                                                                  ============= ============= =============
SA WELLINGTON NATURAL RESOURCES (FORMERLY NATURAL RESOURCES) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$13.442    (a)$9.775     (a)$9.928
                                                                  (b)$13.311    (b)$9.664     (b)$9.791
 Ending AUV...................................................... (a)$9.775     (a)$9.928     (a)$10.307
                                                                  (b)$9.664     (b)$9.791     (b)$10.139
 Ending Number of AUs............................................ (a)9,543      (a)12,943     (a)18,551
                                                                  (b)7,508      (b)13,132     (b)23,283

------------------------------------------------------------------
SA WELLINGTON REAL RETURN (FORMERLY REAL RETURN) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.594    (a)$11.812    (a)$12.059
                                                                  (b)$11.606    (b)$11.804    (b)$12.021
 Ending AUV...................................................... (a)$11.812    (a)$12.059    (a)$11.241
                                                                  (b)$11.804    (b)$12.021    (b)$11.177
 Ending Number of AUs............................................ (a)28,427     (a)55,237     (a)78,939
                                                                  (b)30,342     (b)47,854     (b)63,721

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH (FORMERLY AGGRESSIVE GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$9.245     (a)$8.080     (a)$9.214
                                                                  (b)$9.169     (b)$8.000     (b)$9.099
 Ending AUV...................................................... (a)$8.080     (a)$9.214     (a)$12.923
                                                                  (b)$8.000     (b)$9.099     (b)$12.731
 Ending Number of AUs............................................ (a)11,777     (a)20,004     (a)48,393
                                                                  (b)16,286     (b)22,185     (b)27,629

------------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH (FORMERLY FUNDAMENTAL GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.199    (a)$9.592     (a)$10.932
                                                                  (b)$11.108    (b)$9.498     (b)$10.797
 Ending AUV...................................................... (a)$9.592     (a)$10.932    (a)$12.263
                                                                  (b)$9.498     (b)$10.797    (b)$14.486
 Ending Number of AUs............................................ (a)0          (a)0          (a)0
                                                                  (b)0          (b)2,314      (b)2,098

------------------------------------------------------------------



                                                                   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
                                                                     12/31/14      12/31/15      12/31/16      12/31/17
                                                                  ============= ============= ============= =============
SA WELLINGTON NATURAL RESOURCES (FORMERLY NATURAL RESOURCES) - AST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$10.307    (a)$8.239     (a)$6.355     (a)$8.104
                                                                  (b)$10.139    (b)$8.085     (b)$6.220     (b)$7.912
 Ending AUV...................................................... (a)$8.239     (a)$6.355     (a)$8.104     (a)$9.149
                                                                  (b)$8.085     (b)$6.220     (b)$7.912     (b)$8.407
 Ending Number of AUs............................................ (a)74,224     (a)26,303     (a)23,504     (a)26,036
                                                                  (b)30,524     (b)38,959     (b)32,291     (b)0

------------------------------------------------------------------
SA WELLINGTON REAL RETURN (FORMERLY REAL RETURN) - SST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$11.241    (a)$11.238    (a)$10.904    (a)$11.123
                                                                  (b)$11.177    (b)$11.146    (b)$10.788    (b)$10.977
 Ending AUV...................................................... (a)$11.238    (a)$10.904    (a)$11.123    (a)$11.152
                                                                  (b)$11.146    (b)$10.788    (b)$10.977    (b)$10.539
 Ending Number of AUs............................................ (a)137,189    (a)148,351    (a)156,733    (a)155,306
                                                                  (b)69,197     (b)68,243     (b)68,336     (b)0

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH (FORMERLY AGGRESSIVE GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.923    (a)$12.750    (a)$12.361    (a)$13.025
                                                                  (b)$12.731    (b)$12.529    (b)$12.117    (b)$12.736
 Ending AUV...................................................... (a)$12.750    (a)$12.361    (a)$13.025    (a)$16.561
                                                                  (b)$12.529    (b)$12.117    (b)$12.736    (b)$15.508
 Ending Number of AUs............................................ (a)32,511     (a)60,148     (a)27,933     (a)13,415
                                                                  (b)34,002     (b)36,016     (b)36,651     (b)0

------------------------------------------------------------------
SA WELLSCAP FUNDAMENTAL GROWTH (FORMERLY FUNDAMENTAL GROWTH) - SAST Class 3 Shares
(Inception Date - 5/2/11)
 Beginning AUV................................................... (a)$12.263    (a)$15.521    (a)$15.462    (a)$15.322
                                                                  (b)$14.486    (b)$15.254    (b)$15.158    (b)$14.983
 Ending AUV...................................................... (a)$15.521    (a)$15.462    (a)$15.322    (a)$20.398
                                                                  (b)$15.254    (b)$15.158    (b)$14.983    (b)$19.063
 Ending Number of AUs............................................ (a)14,342     (a)24,729     (a)658        (a)432
                                                                  (b)2,091      (b)2,049      (b)2,142      (b)0

------------------------------------------------------------------


        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-18

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          APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



       PROSPECTUS PROVISION                            AVAILABILITY OR VARIATION                          ISSUE STATE
Administration Charge              Contract Maintenance Fee is $30.                                  New Mexico
Administration Charge              Charge will be deducted pro-rata from Variable Portfolios only.   New York
                                                                                                     Oregon
                                                                                                     Texas
                                                                                                     Washington
Annuity Date                       You may switch to the Income Phase any time after your first      Florida
                                     contract anniversary.
Annuity Date                       You may begin the Income Phase any time 13 or more months after   New York
                                     contract issue.
Cancellation of Living Benefit     Amounts allocated to the Secure Value Account will be             Washington
                                     automatically transferred to the Goldman
                                   Sachs VIT Government Money Market Fund or similar money market portfolio.
Joint Ownership                    Benefits and Features to be made available to Domestic Partners.  California
                                                                                                     District of Columbia
                                                                                                     Maine
                                                                                                     Nevada
                                                                                                     Oregon
                                                                                                     Washington
                                                                                                     Wisconsin
Joint Ownership                    Benefits and Features to be made available to Civil Union         Colorado
                                     Partners.                                                       Hawaii
                                                                                                     Illinois
                                                                                                     New Jersey
Living Benefits                    Charge will be deducted pro-rata from Variable Portfolios only.   New York
                                                                                                     Oregon
                                                                                                     Texas
                                                                                                     Washington
Minimum Contract Value             The minimum remaining contract value after a partial withdrawal   Texas
                                     must be $2,000.
Nursing Home Waiver                The Nursing Home Waiver is not available for contracts purchased  California on or after May 1, 2014.
Polaris Income Plus Daily (only)   Charge will be deducted pro-rata from Variable Portfolios only.   Hawaii
                                                                                                     Missouri
                                                                                                     New York
                                                                                                     Oregon
                                                                                                     Texas
                                                                                                     Washington
Premium Tax                        We deduct premium tax charges of 0.50% for Qualified contracts    California
                                     and 2.35% for Non-Qualified
                                   contracts based on contract value when you begin the Income
                                     Phase.
Premium Tax                        We deduct premium tax charges of 2.0% for Non-Qualified           Maine
                                     contracts based on total Purchase
                                   Payments when you begin the Income Phase.
Premium Tax                        We deduct premium tax charges of 3.5% for Non-Qualified           Nevada
                                     contracts based on contract value when
                                   you begin the Income Phase.
Premium Tax                        For the first $500,000 in the contract, we deduct premium tax     South Dakota
                                     charges of 1.25% for Non-Qualified
                                   contracts based on total Purchase Payments when you begin the
                                     Income Phase. For any amount in
                                   excess of $500,000 in the contract, we deduct front-end premium tax charges of 0.08% for
                                   Non-Qualified contracts based on total Purchase Payments when you begin the Income Phase.
Premium Tax                        We deduct premium tax charges of 1.0% for Qualified contracts     West Virginia
                                     and 1.0% for Non-Qualified
                                   contracts based on contract value when you begin the Income
                                     Phase.
Premium Tax                        We deduct premium tax charges of 1.0% for Non-Qualified           Wyoming
                                     contracts based on total Purchase
                                   Payments when you begin the Income Phase.
Purchase Payment Age Limit         The Purchase Payment Age Limit is the later of six years after    Kentucky
                                     contract issue or the Owner's 66th
                                   birthday for contracts issued May 2, 2011 through August 2,       Minnesota
                                     2015. The Purchase Payment Age
                                   limit is not applicable to contracts issued on or after August    Oklahoma
                                     3, 2015.                                                        Texas
Purchase Payment Age Limit         The Purchase Payment Age Limit is the later of two years after    Washington
                                     contract issue or the Owner's
                                   62nd birthday for contracts issued May 2, 2011 through August 2,
                                     2015. The Purchase Payment
                                   Age limit is not applicable to contracts issued on or after
                                     August 3, 2015.
Transfer Privilege                 Any transfer over the limit of 15 will incur a $10 transfer fee.  Pennsylvania
                                                                                                     Texas


                                      B-1

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APPENDIX C - FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS,
           POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of all VIX values as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Average Value of the VIX"). In general, as the Average Value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.


EXAMPLE

ASSUME YOU ELECT POLARIS INCOME PLUS FOR ONE COVERED PERSON AND YOU INVEST A SINGLE PURCHASE PAYMENT OF $100,000 WITH NO ADDITIONAL PURCHASE PAYMENTS AND NO WITHDRAWALS BEFORE THE 16TH BENEFIT QUARTER. ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS
FOLLOWS:


               AVERAGE     CALCULATED
  BENEFIT     VALUE OF      FORMULA       ANNUAL      QUARTERLY
  QUARTER        VIX         VALUE*      FEE RATE     FEE RATE**
     1st       24.82          N/A         1.10%        0.2750%
     2nd       21.49          N/A         1.10%        0.2750%
     3rd       24.16          N/A         1.10%        0.2750%
     4th       19.44          N/A         1.10%        0.2750%
     5th       16.88         0.94%        0.94%        0.2350%

* The Calculated Formula Value equals the number resulting from application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

**    The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

IN THE 5TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 16.88. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (16.88 - 20)]

     1.10% +[0.05% x (-3.12)]

     1.10% + (-0.0016) = 0.94% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 0.94% = 0.16% which is within 0.25% of the previous Annual Fee Rate (1.10%).

0.94% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than the Maximum Annual Fee Rate (2.20%).

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.94%.

The Quarterly Fee Rate is 0.2350% (or 0.94% divided by 4).


                                      C-1



AFTER THE 5TH BENEFIT QUARTER, ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS FOLLOWS:


              AVERAGE
               VALUE     CALCULATED
  BENEFIT       OF        FORMULA       ANNUAL      QUARTERLY
  QUARTER       VIX        VALUE       FEE RATE     FEE RATE
     6th      20.00        1.10%        1.10%       0.2750%
     7th      25.57        1.38%        1.35%       0.3375%
     8th      30.22        1.61%        1.60%       0.4000%
     9th      26.02        1.40%        1.40%       0.3500%
    10th      22.83        1.24%        1.24%       0.3100%
    11th      19.88        1.09%        1.09%       0.2725%
    12th      20.60        1.13%        1.13%       0.2825%
    13th      14.44        0.82%        0.88%       0.2200%
    14th      13.41        0.77%        0.77%       0.1925%
    15th       9.11        0.56%        0.60%       0.1500%
    16th      16.30        0.92%        0.85%       0.2125%

IN THE 7TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX INCREASES TO 25.57. WE CALCULATE THE ANNUAL FEE RATE IN THE 7TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (25.57 - 20)]

     1.10% + [0.05% x (5.57)]

     1.10% + (0.00278) = 1.38% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.38% - 1.10% = 0.28% which is more than 0.25% higher than the previous Annual Fee Rate of 1.10%.

The Annual Fee Rate is adjusted to be exactly 0.25% higher than the previous Annual Fee Rate, which is 1.35% (1.10% + 0.25%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3375% (or 1.35% divided by 4).

IN THE 13TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 14.44. WE CALCULATE THE ANNUAL FEE RATE IN THE 13TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

1.10% + [0.05% x (14.44 - 20)]

1.10% + [0.05% x (-5.56)]

1.10% + (-0.00278) = 0.82% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.13% - 0.82% = 0.31% which is more than a 0.25% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.13%.

Therefore, the Annual Fee Rate is adjusted to be exactly 0.25% lower than the previous Annual Fee Rate, which is 0.88% (1.13% - 0.25%).

IN THE 15TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 9.11. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

1.10% + [0.05% x (9.11 - 20)]

1.10% + [0.05% x (-10.89)]

1.10% + (-0.005445) = 0.56% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate of 0.56% is lower than the Minimum Annual Fee Rate (0.60%).

Therefore, the Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Average Value of the VIX. If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.


                                      C-2

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--------------------------------------------------------------------------------
   APPENDIX D - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO AUGUST 22, 2016
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




None of the Living Benefits described below are currently being offered.

Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

     o Prior to January 23, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o On January 23, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.

     o On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.

If you elected a living benefit feature, you may not establish an automatic subsequent purchase payment plan, and any current payment plan has been terminated.

TABLE OF CONTENTS



Polaris Income Plus Daily........... D-1
Polaris Income Plus*................ D-2
Polaris Income Plus* Fee............ D-12
Polaris Income Builder**............ D-6
Polaris Income Builder** Fee........ D-12
MarketLock For Life................. D-12
MarketLock For Life Fee............. D-15




*     formerly named "SunAmerica Income Plus"

**    formerly named "SunAmerica Income Builder"



POLARIS INCOME PLUS DAILY


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE / PROTECTED INCOME PAYMENT PERCENTAGE:

If your contract was purchased prior to August 22, 2016, and you elected the optional Polaris Income Plus Daily Income Option 1, 2 or 3, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:


IF NO WITHDRAWALS ARE TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY OR IF THE FIRST WITHDRAWAL IS TAKEN WHEN THE COVERED PERSON IS AGE 68 OR OLDER:


                                                POLARIS INCOME PLUS   POLARIS INCOME PLUS   POLARIS INCOME PLUS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED       DAILY INCOME          DAILY INCOME         DAILY INCOME
         PERSON AT FIRST WITHDRAWAL(1)                OPTION 1              OPTION 2             OPTION 3
 One Covered Person (Age 64 and Younger)       5.5%  /  3.0%(2)      5.5%  /  3.0%(2)         4.0%  /  4.0%
 One Covered Person (Age 65 and Older)            6.0%  /  4.0%         7.0%  /  3.0%         5.0%  /  5.0%
 Two Covered Persons (Age 64 and Younger)      5.0%  /  3.0%(3)      5.0%  /  3.0%(3)         3.5%  /  3.5%
 Two Covered Persons (Age 65 and Older)           5.5%  /  4.0%         6.5%  /  3.0%         4.5%  /  4.5%

IF THE WITHDRAWAL IS TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY AND COVERED PERSON IS YOUNGER THAN AGE 68:


                                                POLARIS INCOME PLUS   POLARIS INCOME PLUS   POLARIS INCOME PLUS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED       DAILY INCOME          DAILY INCOME         DAILY INCOME
         PERSON AT FIRST WITHDRAWAL(1)                OPTION 1              OPTION 2             OPTION 3
 One Covered Person (Age 64 and Younger)       5.0%  /  2.5%(2)      5.0%  /  2.5%(2)         3.5%  /  3.5%
 One Covered Person (Age 65 and Older)            5.5%  /  3.5%         6.5%  /  2.5%         4.5%  /  4.5%
 Two Covered Persons (Age 64 and Younger)      4.5%  /  2.5%(3)      4.5%  /  2.5%(3)         3.0%  /  3.0%
 Two Covered Persons (Age 65 and Older)           5.0%  /  3.5%         6.0%  /  3.0%         4.0%  /  4.0%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the younger Covered Person's 65th birthday.

POLARIS INCOME PLUS AND POLARIS INCOME BUILDER



INCOME CREDIT

If your contract was issued prior to August 22, 2016, and you elected the optional Polaris Income Plus or Polaris Income Builder living benefits, the following Income Credit rates are applicable:


                          INCOME CREDIT
     OPTIONAL        (AS A PERCENTAGE OF THE                INCOME
  LIVING BENEFIT       INCOME CREDIT BASE)            CREDIT AVAILABILITY
 Polaris Income               6.0%              Available during the first 12
 Plus                                            Benefit Years -- the Income
                                                  Credit is REDUCED in years
                                                    withdrawals are taken
 Polaris Income               6.0%              Available during the first 12
 Builder                                         Benefit Years -- the Income
                                                Credit is ELIMINATED in years
                                                   any withdrawal is taken

If your contract was issued prior to February 29, 2016, and you elected the optional Polaris Income Plus (formerly named "SunAmerica Income Plus" for contracts issued January 23, 2012 and after) or Polaris Income Builder (formerly named "SunAmerica Income Builder" for contracts issued January 23, 2012 and after) living benefits, the following provisions are applicable to the feature you elected.

POLARIS INCOME PLUS


INVESTMENT REQUIREMENTS

If your contract was issued between May 1, 2015 and January 24, 2016, and you elected the optional Polaris Income Plus Income Option 1, 2 or 3, you must allocate your assets in accordance with A, B, C, D or E:



  A   10% Secure      45% SA VCP Dynamic Allocation; and
      Value Account   45% SA VCP Dynamic Strategy
  B   10% Secure      30% SA VCP Dynamic Allocation;
      Value Account   30% SA VCP Dynamic Strategy;
                      10% SA American Funds(R) VCP Managed Asset
                      Allocation;
                      10% SA Invesco VCP Equity-Income; and
                      10% SA PIMCO VCP Tactical Balanced
  C   10% Secure      18% SA American Funds(R) VCP Managed Asset
      Value Account   Allocation;
                      18% SA Invesco VCP Equity-Income;
                      18% SA PIMCO VCP Tactical Balanced;
                      18% SA VCP Dynamic Allocation; and
                      18% A VCP Dynamic Strategy
  D   10% Secure      30% SA VCP Dynamic Allocation;
      Value Account   20% SA American Funds(R) VCP Managed Asset
                      Allocation;
                      20% SA Invesco VCP Equity-Income; and
                      20% SA PIMCO VCP Tactical Balanced
  E   10% Secure      Up to 90% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Goldman Sachs VIT Government Money
                      Market Fund
                      SA American Funds(R) VCP Managed Asset
                      Allocation*
                      SA BlackRock VCP Global Multi Asset*
                      SA DFA Ultra Short Bond
                      SA Federated Corporate Bond
                      SA Goldman Sachs Global Bond
                      SA Invesco VCP Equity-Income*
                      SA JPMorgan MDS Core bond
                      SA PIMCO VCP Tactical Balanced*
                      SA Schroders VCP Global Allocation*
                      SA T. Rowe Price VCP Balanced*
                      SA VCP Dynamic Allocation
                      SA VCP Dynamic Strategy
                      SA Wellington Government and Quality Bond
                      SA Wellington Real Return
                      * You may invest up to a maximum of 50% in each
                      of these Variable Portfolios.

If your contract was issued between March 2, 2015 and April 30, 2015, and you elected the optional Polaris Income Plus Income Option 1, 2 or 3, the following investment requirements are applicable to your living benefit:



  A   20% Secure      40% SA VCP Dynamic Allocation; and
      Value Account   40% SA VCP Dynamic Strategy
  B   20% Secure      30% SA VCP Dynamic Allocation;
      Value Account   30% SA VCP Dynamic Strategy;
                      6% SA American Funds(R) VCP Managed Asset
                      Allocation;
                      7% SA Invesco VCP Equity-Income; and
                      7% SA PIMCO VCP Tactical Balanced
  C   20% Secure      16% SA American Funds(R) VCP Managed Asset
      Value Account   Allocation;
                      16% SA Invesco VCP Equity-Income;
                      16% SA PIMCO VCP Tactical Balanced;
                      16% SA VCP Dynamic Allocation; and
                      16% A VCP Dynamic Strategy
  D   20% Secure      20% SA VCP Dynamic Allocation;
      Value Account   20% SA American Funds(R) VCP Managed Asset
                      Allocation;
                      20% SA Invesco VCP Equity-Income; and
                      20% SA PIMCO VCP Tactical Balanced
  E   20% Secure      Up to 80% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Goldman Sachs VIT Government Money
                      Market Fund
                      SA American Funds(R) VCP Managed Asset
                      Allocation*
                      SA BlackRock VCP Global Multi Asset*
                      SA DFA Ultra Short Bond
                      SA Federated Corporate Bond
                      SA Goldman Sachs Global Bond
                      SA Invesco VCP Equity-Income*
                      SA JPMorgan MDS Core bond
                      SA PIMCO VCP Tactical Balanced*
                      SA Schroders VCP Global Allocation*
                      SA T. Rowe Price VCP Balanced*
                      SA VCP Dynamic Allocation
                      SA VCP Dynamic Strategy
                      SA Wellington Government and Quality Bond
                      SA Wellington Real Return
                      * You may invest up to a maximum of 50% in each
                      of these Variable Portfolios.



If your contract was issued between May 1, 2013 and March 1, 2015, and you elected the optional Polaris Income Plus Income Option 1, 2 or 3, the following investment requirements are applicable to your living benefit:



  A   20% Secure      40% SA VCP Dynamic Allocation; and
      Value Account   40% SA VCP Dynamic Strategy
  B   20% Secure      30% SA VCP Dynamic Allocation;
      Value Account   30% SA VCP Dynamic Strategy;
                      6% SA American Funds(R) VCP Managed Asset
                      Allocation;
                      7% SA Invesco VCP Equity-Income; and
                      7% SA PIMCO VCP Tactical Balanced
  C   20% Secure      Up to 80% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Goldman Sachs VIT Government Money
                      Market Fund
                      SA American Funds(R) VCP Managed Asset
                      Allocation*
                      SA BlackRock VCP Global Multi Asset*
                      SA DFA Ultra Short Bond
                      SA Federated Corporate Bond
                      SA Goldman Sachs Global Bond
                      SA Invesco VCP Equity-Income*
                      SA JPMorgan MDS Core bond
                      SA PIMCO VCP Tactical Balanced*
                      SA Schroders VCP Global Allocation*
                      SA T. Rowe Price VCP Balanced*
                      SA VCP Dynamic Allocation
                      SA VCP Dynamic Strategy
                      SA Wellington Government and Quality Bond
                      SA Wellington Real Return
                      * You may invest up to a maximum of 10% in each
                      of these Variable Portfolios.



MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE / PROTECTED INCOME PAYMENT PERCENTAGE:


If your contract was purchased between May 12, 2014 and August 21, 2016, and you elected the optional Polaris Income Plus Income Option 1, 2 or 3, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:


 NUMBER OF COVERED PERSONS AND AGE OF COVERED   POLARIS INCOME PLUS   POLARIS INCOME PLUS   POLARIS INCOME PLUS
         PERSON AT FIRST WITHDRAWAL(1)            INCOME OPTION 1       INCOME OPTION 2       INCOME OPTION 3
 One Covered Person (Age 64 and Younger)       5.5%  /  3.0%(2)      5.5%  /  3.0%(2)         4.0%  /  4.0%
 One Covered Person (Age 65 and Older)            6.0%  /  4.0%         7.0%  /  3.0%         5.0%  /  5.0%
 Two Covered Persons (Age 64 and Younger)      5.0%  /  3.0%(3)      5.0%  /  3.0%(3)         3.5%  /  3.5%
 Two Covered Persons (Age 65 and Older)           5.5%  /  4.0%         6.5%  /  3.0%         4.5%  /  4.5%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

If your contract was issued between February 11, 2013 and May 11, 2014, and you elected the optional Polaris Income Plus Income Option 1, 2 or 3, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable to your living benefit:


   NUMBER OF COVERED PERSONS AND AGE OF       POLARIS INCOME PLUS     POLARIS INCOME PLUS     POLARIS INCOME PLUS
    COVERED PERSON AT FIRST WITHDRAWAL*         INCOME OPTION 1         INCOME OPTION 2         INCOME OPTION 3
 One Covered Person (Age 64 and Younger)       5.0%  /  3.0%**         5.0%  /  3.0%**         3.75%  /  3.75%
 One Covered Person (Age 65 and Older)          5.5%  /  4.0%           6.5%  /  3.0%           5.0%  /  5.0%
 Two Covered Persons (Age 64 and Younger)      4.5%  /  3.0%***        4.5%  /  3.0%***        3.25%  /  3.25%
 Two Covered Persons (Age 65 and Older)         5.0%  /  4.0%           6.0%  /  3.0%           4.5%  /  4.5%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

*** If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.





If your contract was issued from February 11, 2013 through September 30, 2013, and you elected the optional Polaris Income Plus living benefit Income Option with Custom Allocation, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:


             NUMBER OF COVERED                     POLARIS
            PERSONS AND AGE OF                   INCOME PLUS
             COVERED PERSON AT                INCOME OPTION WITH
             FIRST WITHDRAWAL*                CUSTOM ALLOCATION
 One Covered Person (Age 64 and Younger)       4.5%  /  3.0%**
 One Covered Person (Age 65 and Older)          4.5%  /  4.0%
 Two Covered Persons (Age 64 and Younger)     4.0%  /  3.0%***
 Two Covered Persons (Age 65 and Older)         4.0%  /  4.0%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

*** If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.

INVESTMENT REQUIREMENTS

If your contract was issued between January 23, 2012 through September 30, 2013, and you elected the optional Polaris Income Plus living benefit Income Option with Custom Allocation, the following investment requirements are applicable:


INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS INCOME OPTION WITH CUSTOM ALLOCATION

If you elect the Polaris Income Plus Income Option with Custom Allocation, you must allocate your assets in accordance with one of three Check the Box Options or the Build-Your-Own Option:



 Check-The-     10% Secure      90% in Allocation 1, 2 or 3*; or
 Box Option 1   Value Account   90% in Combination Allocation 1, 2 or 3*
                                * Please see the allocations for the
                                formerly available Polaris Portfolio
                                Allocator Models and 50%-50%
                                Combination Models in the POLARIS
                                PORTFOLIO ALLOCATOR PROGRAM
                                and 50%-50% COMBINATION
                                MODEL PROGRAM FOR
                                CONTRACTS ISSUED PRIOR TO
                                FEBRUARY 6, 2017 APPENDIX.
 Check-The-     10% Secure      90% in one or more of the following
 Box Option 2   Value Account   Variable Portfolios:
                                SA American Funds(R) VCP
                                Managed Asset Allocation
                                SA Edge Asset Allocation
                                SA JPMorgan Diversified Balanced
                                Franklin Income VIP Fund
                                SA Allocation Balanced
                                SA Allocation Moderate
                                SA Allocation Moderate Growth
                                SA MFS Total Return
                                SA VCP Dynamic Allocation
                                SA VCP Dynamic Strategy
 Check-The-     10% Secure      90% SA DFA Ultra Short Bond
 Box Option 3   Value Account

If you choose the Build-Your-Own Option, after investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments must be invested among the Variable Portfolios, as follows:



   INVESTMENT         FLEXIBLE             VARIABLE PORTFOLIOS AND/OR
      GROUP          ALLOCATION                DCA FIXED ACCOUNTS
 A. BOND, CASH     Minimum 20%     SA DFA Ultra Short Bond
   AND DCA         Maximum 90%     SA Federated Corporate Bond
   FIXED                           SA Goldman Sachs Global Bond
   ACCOUNTS                        SA JPMorgan MFS Core Bond
                                   SA Wellington Government and Quality
                                   Bond
                                   SA Wellington Real Return
                                   DCA FIXED ACCOUNTS*
                                   DCA 6-Month
                                   1-Year DCA
                                   2-Year DCA
 B. EQUITY**        Minimum 0%     Franklin Income VIP Fund
                   Maximum 70%     Franklin Founding Funds Allocation VIP
                                   Fund
                                   Invesco V.I. American Franchise Fund
                                   Invesco V.I. Comstock Fund
                                   Invesco V.I. Growth and Income Fund
                                   Lord Abbett Growth and Income
                                   SA AB Growth
                                   SA AB Small & Mid Cap Value
                                   SA Allocation Balanced
                                   SA Allocation Growth
                                   SA Allocation Moderate Growth
                                   SA Allocation Moderate
                                   SA American Funds(R) Asset Allocation
                                   SA American Funds(R) Global Growth
                                   SA American Funds(R) Growth
                                   SA American Funds(R) Growth-Income
                                   SA Dogs of Wall Street
                                   SA Edge Asset Allocation
                                   SA Federated Corporate Bond
                                   SA Janus Focused Growth
                                   SA JPMorgan Diversified Balanced
                                   SA JPMorgan Equity-Income
                                   SA JPMorgan Global Equities
                                   SA Legg Mason BW Large Cap Value
                                   SA MFS Massachusetts Investors Trust
                                   SA MFS Total Return
                                   SA MFS Blue Chip Growth
                                   SA MFS Telecom Utility
                                   SA Morgan Stanley International Equities
                                   SA Oppenheimer Main Street Large Cap
                                   SA PineBridge High-Yield Bond
                                   SA Putnam International Growth and
                                   Income
                                   SA Templeton Foreign Value
                                   SA VCP Dynamic Allocation
                                   SA VCP Dynamic Strategy
                                   SA Wellington Capital Appreciation
                                   SA Wellington Growth Portfolio
                                   SA WellsCap Aggressive Growth
                                   SA WellsCap Fundamental Growth
                                   Portfolio
 C. LIMITED         Minimum 0%     SA American Funds(R) VCP Managed
   EQUITY          Maximum 10%     Asset Allocation
                                   SA Boston Company Capital Growth
                                   SA Columbia Technology
                                   SA Fidelity Institutional AM Real Estate
                                   SA Franklin Small Company Value
                                   SA Invesco Growth Opportunities
                                   SA JPMorgan Emerging Markets
                                   SA JPMorgan Mid-Cap Growth
                                   SA Wellington Natural Resources


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

**    Not all funds listed in the Equity group invest in equity markets.


If you elect the Polaris Income Plus Income Option with Custom Allocation, 10% of your initial Purchase Payment and subsequent Purchase Payment(s) will be allocated to the Secure Value Account and the remaining 90% may be invested in an Allocation* or Combination Allocation* that complies with the investment requirements. Your Allocation* or Combination Allocation* will automatically be rebalanced quarterly if you elect this living benefit. You may not reallocate your money from the Secure Value Account to an other Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends.
* Please see the allocations for the formerly available Polaris Portfolio Allocator Models and 50%-50% Combination Models in the POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX.


If your contract was issued from June 18, 2012 through February 10, 2013, and you elected the optional Polaris Income Plus living benefit, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:


   NUMBER OF COVERED
   PERSONS AND AGE OF           POLARIS             POLARIS
   COVERED PERSON AT          INCOME PLUS         INCOME PLUS
   FIRST WITHDRAWAL*        INCOME OPTION 1     INCOME OPTION 2
 One Covered Person
 (Age 64 and Younger)      5.5%  /  3.0%**      5.5%  /  3.0%**
 One Covered Person
 (Age 65 and Older)         5.5%  /  4.0%        6.5%  /  3.0%
 Two Covered Persons
 (Age 64 and Younger)     5.0%  /  3.0%***     5.0%  /  3.0%***
 Two Covered Persons
 (Age 65 and Older)         5.0%  /  4.0%        6.0%  /  3.0%



   NUMBER OF COVERED                                POLARIS
   PERSONS AND AGE OF          POLARIS            INCOME PLUS
   COVERED PERSON AT         INCOME PLUS          OPTION WITH
   FIRST WITHDRAWAL*       INCOME OPTION 3     CUSTOM ALLOCATION
 One Covered Person
 (Age 64 and Younger)     3.75%  /  3.75%      4.5%  /  3.0%**
 One Covered Person
 (Age 65 and Older)        5.0%  /  5.0%        4.5%  /  4.0%
 Two Covered Persons
 (Age 64 and Younger)     3.25%  /  3.25%      4.0%  /  3.0%***
 Two Covered Persons
 (Age 65 and Older)        4.5%  /  4.5%        4.0%  /  4.0%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

*** If Two covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.


                                      D-5



POLARIS INCOME BUILDER


INVESTMENT REQUIREMENTS

If your contract was issued between May 1, 2015 and January 24, 2016, and you elected the optional Polaris Income Builder, you must allocate your assets in accordance with A, B, C, D or E:



  A   10% Secure      45% SA VCP Dynamic Allocation; and
      Value Account   45% SA VCP Dynamic Strategy
  B   10% Secure      30% SA VCP Dynamic Allocation;
      Value Account   30% SA VCP Dynamic Strategy;
                      10% SA American Funds(R) VCP Managed Asset
                      Allocation;
                      10% SA Invesco VCP Equity-Income; and
                      10% SA PIMCO VCP Tactical Balanced
  C   10% Secure      18% SA American Funds(R) VCP Managed Asset
      Value Account   Allocation;
                      18% SA Invesco VCP Equity-Income;
                      18% SA PIMCO VCP Tactical Balanced;
                      18% SA VCP Dynamic Allocation; and
                      18% A VCP Dynamic Strategy
  D   10% Secure      30% SA VCP Dynamic Allocation;
      Value Account   20% SA American Funds(R) VCP Managed Asset
                      Allocation;
                      20% SA Invesco VCP Equity-Income; and
                      20% SA PIMCO VCP Tactical Balanced
  E   10% Secure      Up to 90% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Goldman Sachs VIT Government Money
                      Market Fund
                      SA American Funds(R) VCP Managed Asset
                      Allocation*
                      SA BlackRock VCP Global Multi Asset*
                      SA DFA Ultra Short Bond
                      SA Federated Corporate Bond
                      SA Goldman Sachs Global Bond
                      SA Invesco VCP Equity-Income*
                      SA JPMorgan MDS Core bond
                      SA PIMCO VCP Tactical Balanced*
                      SA Schroders VCP Global Allocation*
                      SA T. Rowe Price VCP Balanced*
                      SA VCP Dynamic Allocation
                      SA VCP Dynamic Strategy
                      SA Wellington Government and Quality Bond
                      SA Wellington Real Return
                      * You may invest up to a maximum of 50% in each
                      of these Variable Portfolios.


If your contract was issued between March 2, 2015 and April 30, 2015, and you elected the optional Polaris Income Builder, the following investment requirements are applicable to your living benefit:



  A   20% Secure      40% SA VCP Dynamic Allocation; and
      Value Account   40% SA VCP Dynamic Strategy
  B   20% Secure      30% SA VCP Dynamic Allocation;
      Value Account   30% SA VCP Dynamic Strategy;
                      6% SA American Funds(R) VCP Managed Asset
                      Allocation;
                      7% SA Invesco VCP Equity-Income; and
                      7% SA PIMCO VCP Tactical Balanced
  C   20% Secure      16% SA American Funds(R) VCP Managed Asset
      Value Account   Allocation;
                      16% SA Invesco VCP Equity-Income;
                      16% SA PIMCO VCP Tactical Balanced;
                      16% SA VCP Dynamic Allocation; and
                      16% A VCP Dynamic Strategy
  D   20% Secure      20% SA VCP Dynamic Allocation;
      Value Account   20% SA American Funds(R) VCP Managed Asset
                      Allocation;
                      20% SA Invesco VCP Equity-Income; and
                      20% SA PIMCO VCP Tactical Balanced
  E   20% Secure      Up to 80% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Goldman Sachs VIT Government Money
                      Market Fund
                      SA American Funds(R) VCP Managed Asset
                      Allocation*
                      SA BlackRock VCP Global Multi Asset*
                      SA DFA Ultra Short Bond
                      SA Federated Corporate Bond
                      SA Goldman Sachs Global Bond
                      SA Invesco VCP Equity-Income*
                      SA JPMorgan MDS Core bond
                      SA PIMCO VCP Tactical Balanced*
                      SA Schroders VCP Global Allocation*
                      SA T. Rowe Price VCP Balanced*
                      SA VCP Dynamic Allocation
                      SA VCP Dynamic Strategy
                      SA Wellington Government and Quality Bond
                      SA Wellington Real Return
                      * You may invest up to a maximum of 50% in each
                      of these Variable Portfolios.


If your contract was issued between May 1, 2013 and March 1, 2015, and you elected the optional Polaris Income


                                      D-6



Builder, the following investment requirements are applicable to your living benefit:



  A   20% Secure      40% SA VCP Dynamic Allocation; and
      Value Account   40% SA VCP Dynamic Strategy
  B   20% Secure      30% SA VCP Dynamic Allocation;
      Value Account   30% SA VCP Dynamic Strategy;
                      6% SA American Funds(R) VCP Managed Asset
                      Allocation;
                      7% SA Invesco VCP Equity-Income; and
                      7% SA PIMCO VCP Tactical Balanced
  C   20% Secure      Up to 80% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Goldman Sachs VIT Government Money
                      Market Fund
                      SA American Funds(R) VCP Managed Asset
                      Allocation*
                      SA BlackRock VCP Global Multi Asset*
                      SA DFA Ultra Short Bond
                      SA Federated Corporate Bond
                      SA Goldman Sachs Global Bond
                      SA Invesco VCP Equity-Income*
                      SA JPMorgan MDS Core bond
                      SA PIMCO VCP Tactical Balanced*
                      SA Schroders VCP Global Allocation*
                      SA T. Rowe Price VCP Balanced*
                      SA VCP Dynamic Allocation
                      SA VCP Dynamic Strategy
                      SA Wellington Government and Quality Bond
                      SA Wellington Real Return
                      * You may invest up to a maximum of 10% in each
                      of these Variable Portfolios.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE /
PROTECTED INCOME PAYMENT PERCENTAGE:

If your contract was issued from May 1, 2013 through February 28, 2016, and you elected the optional Polaris Income Builder living benefit, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:


        NUMBER OF COVERED PERSONS
        AND AGE OF COVERED PERSON              POLARIS
          AT FIRST WITHDRAWAL*              INCOME BUILDER
 One Covered Person (Age 65 and Older)     5.5%  /  5.25%
 Two Covered Persons (Age 65 and Older)    5.0%  /  4.75%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

If your contract was issued from February 11, 2013 through April 30, 2013, and you elected the optional Polaris Income Builder living benefit, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:


        NUMBER OF COVERED PERSONS
        AND AGE OF COVERED PERSON              POLARIS
          AT FIRST WITHDRAWAL*              INCOME BUILDER
 One Covered Person (Age 65 and Older)     5.25%  /  5.0%
 Two Covered Persons (Age 65 and Older)    4.75%  /  4.5%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

If your contract was issued from June 18, 2012 through February 10, 2013, and you elected the optional Polaris Income Builder living benefit, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:


         NUMBER OF COVERED PERSONS
         AND AGE OF COVERED PERSON                POLARIS
           AT FIRST WITHDRAWAL*               INCOME BUILDER
 One Covered Person (Age 64 and Younger)     3.75%  /  3.75%
 One Covered Person (Age 65 and Older)       4.75%  /  4.75%
 Two Covered Persons (Age 64 and Younger)    3.25%  /  3.25%
 Two Covered Persons (Age 65 and Older)      4.25%  /  4.25%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.



INCOME CREDIT:

If your contract was issued prior to February 11, 2013, and you elected the optional Polaris Income Builder living benefit, the annual Income Credit percentage is 8%.


MINIMUM ISSUE AGE:

If your contract was issued prior to February 11, 2013, and you elected the optional Polaris Income Builder living benefit, the minimum issue age was 45.


POLARIS INCOME PLUS AND POLARIS INCOME BUILDER

If your contract was issued from January 23, 2012 through April 30, 2013, and you elected the optional SunAmerica Income Plus or SunAmerica Income Builder living benefit, the investment requirements under SunAmerica Income Plus or SunAmerica Income Builder are as follows:

Are there investment requirements if I elect a Living Benefit?

If you elect SunAmerica Income Plus Income Option 1, 2 or 3 or SunAmerica Income Builder, we will allocate 20% of every Purchase Payment, and Continuation Contribution, if any, to the Secure Value Account. If you elect the SunAmerica Income Plus Income Option with Custom Allocation, we will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the


                                      D-7



duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless SunAmerica Income Plus or SunAmerica Income Builder have been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to another DCA Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends.

If you elect SunAmerica Income Plus Income Option 1, 2 or 3 or SunAmerica Income Builder, the remaining 80% of every Purchase Payment and Continuation Contribution, if any, can be invested among the following Variable Portfolios and available DCA Fixed Accounts:

You may allocate the remaining 80% of your assets among the following investment options:


Goldman Sachs VIT Government Money Market Fund
SA DFA Ultra Short Bond
SA Federated Corporate Bond
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government and Quality Bond
SA Wellington Real Return
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy


DCA FIXED ACCOUNTS*

6-Month DCA
1-Year DCA
2-Year DCA

You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

If you elect the SunAmerica Income Plus Income Option with Custom Allocation, the remaining 90% of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment requirements in one of four ways as outlined below.

SUNAMERICA INCOME PLUS INCOME OPTION WITH CUSTOM ALLOCATION OPTIONS

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3 as follows:



 Option 1     90% in Allocation 1, 2 or 3*; or
              90% in Combination Allocation 1, 2 or 3*
              * Please see the allocations for the formerly available
              Polaris Portfolio Allocator Models and 50%-50%
              Combination Models in the POLARIS PORTFOLIO
              ALLOCATOR PROGRAM and 50%-50% COMBINATION
              MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR
              TO FEBRUARY 6, 2017 APPENDIX.
 Option 2     90% in one or more of the following balanced Variable
              Portfolios:
              SA American Funds(R) VCP Managed Asset
              Allocation
              SA Edge Asset Allocation
              SA JPMorgan Diversified Balanced
              Franklin Income VIP Fund
              SA Allocation Balanced
              SA Allocation Moderate
              SA Allocation Moderate Growth
              SA MFS Total Return
              SA VCP Dynamic Allocation
              SA VCP Dynamic Strategy
 Option 3     90% SA DFA Ultra Short Bond


SUNAMERICA INCOME PLUS INCOME OPTION WITH CUSTOM ALLOCATION -- BUILD-YOUR-OWN OPTION

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available DCA Fixed Accounts, as follows:



   INVESTMENT         FLEXIBLE      VARIABLE PORTFOLIOS AND/OR DCA FIXED
      GROUP          ALLOCATION                   ACCOUNTS
 A. BOND, CASH     Minimum 20%     SA DFA Ultra Short Bond
   AND DCA         Maximum 90%     SA Federated Corporate Bond
   FIXED                           SA Goldman Sachs Global Bond
   ACCOUNTS                        SA JPMorgan MFS Core Bond
                                   SA Wellington Government and Quality
                                   Bond
                                   SA Wellington Real Return
                                   DCA FIXED ACCOUNTS*
                                   DCA 6-Month
                                   1-Year DCA
                                   2-Year DCA


                                      D-8





  INVESTMENT        FLEXIBLE        VARIABLE PORTFOLIOS AND/OR DCA FIXED
     GROUP         ALLOCATION                     ACCOUNTS
 B. EQUITY**      Minimum 0%     Franklin Income VIP Fund
                 Maximum 70%     Franklin Founding Funds Allocation VIP
                                 Fund
                                 Invesco V.I. American Franchise Fund
                                 Invesco V.I. Comstock Fund
                                 Invesco V.I. Growth and Income Fund
                                 Lord Abbett Growth and Income
                                 SA AB Growth
                                 SA AB Small & Mid Cap Value
                                 SA Allocation Balanced
                                 SA Allocation Growth
                                 SA Allocation Moderate Growth
                                 SA Allocation Moderate
                                 SA American Funds(R) Asset Allocation
                                 SA American Funds(R) Global Growth
                                 SA American Funds(R) Growth
                                 SA American Funds(R) Growth-Income
                                 SA Dogs of Wall Street
                                 SA Edge Asset Allocation
                                 SA Federated Corporate Bond
                                 SA Janus Focused Growth
                                 SA JPMorgan Diversified Balanced
                                 SA JPMorgan Equity-Income
                                 SA JPMorgan Global Equities
                                 SA Legg Mason BW Large Cap Value
                                 SA MFS Massachusetts Investors Trust
                                 SA MFS Total Return
                                 SA MFS Blue Chip Growth
                                 SA MFS Telecom Utility
                                 SA Morgan Stanley International Equities
                                 SA Oppenheimer Main Street Large Cap
                                 SA PineBridge High-Yield Bond
                                 SA Putnam International Growth and
                                 Income
                                 SA Templeton Foreign Value
                                 SA VCP Dynamic Allocation
                                 SA VCP Dynamic Strategy
                                 SA Wellington Capital Appreciation
                                 SA Wellington Growth Portfolio
                                 SA WellsCap Aggressive Growth
                                 SA WellsCap Fundamental Growth
                                 Portfolio
 C. LIMITED       Minimum 0%     SA American Funds(R) VCP Managed
  EQUITY         Maximum 10%     Asset Allocation
                                 SA Boston Company Capital Growth
                                 SA Columbia Technology
                                 SA Fidelity Institutional AM Real Estate
                                 SA Franklin Small Company Value
                                 SA Invesco Growth Opportunities
                                 SA JPMorgan Emerging Markets
                                 SA JPMorgan Mid-Cap Growth
                                 SA Wellington Natural Resources


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

**    Not all funds listed in the Equity group invest in equity markets.

If your contract was issued from January 23, 2012 through November 11, 2012, and you elected either the optional Polaris Income Plus or Polaris Income Builder living benefit, the following provisions are applicable to the feature you elected:

Under LIVING BENEFIT DEFINED TERMS, the terms "Eligible Purchase Payments" and "Ineligible Purchase Payments" are defined as follows:


ELIGIBLE PURCHASE PAYMENTS

Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base and Income Credit Base. The calculation of Eligible Purchase Payments does not include Income Credits or the Continuation Contribution, if any. However, the Continuation Contribution, if any, is included in the calculation of Anniversary Values. Total Purchase Payments are limited to $1,500,000 without prior Company approval. We will not accept subsequent Purchase Payments after the 2nd Contract Year.


     FIRST CONTRACT YEAR         SUBSEQUENT CONTRACT YEARS
 100% of Purchase Payments   Purchase Payments received in
 received                    Contract Year 2, capped at 100%
                             of Purchase Payments received in
                             the first Contract Year

EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 in contract year 2 for a grand total maximum of $200,000 of Eligible Purchase Payments. We will not accept subsequent Purchase Payments after the 2nd Contract Year.


INELIGIBLE PURCHASE PAYMENTS

Purchase Payments, or portions thereof, received after the 2nd Contract Year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above. We will not accept subsequent Purchase Payments after the 2nd Contract Year.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE /
PROTECTED INCOME PAYMENT PERCENTAGE:

If your contract was issued between January 23, 2012 and June 17, 2012 and you elected the optional Polaris Income Plus or Polaris Income Builder living benefits, the following provisions are applicable to the feature you elected. All other Polaris Income Plus and Polaris Income Builder provisions discussed in the prospectus above apply to your elected feature except for the following:

Under the question, "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" the income options under Polaris Income Plus and Polaris Income Builder are as follows:



   NUMBER OF COVERED
   PERSONS AND AGE OF           POLARIS             POLARIS
   COVERED PERSON AT          INCOME PLUS         INCOME PLUS
   FIRST WITHDRAWAL*        INCOME OPTION 1     INCOME OPTION 2
 One Covered Person
 (Age 64 and Younger)      6.0%  /  3.0%**      6.0%  /  3.0%**
 One Covered Person
 (Age 65 and Older)         6.0%  /  4.0%        7.0%  /  3.0%
 Two Covered Persons
 (Age 64 and Younger)     5.5%  /  3.0%***     5.5%  /  3.0%***
 Two Covered Persons
 (Age 65 and Older)         5.5%  /  4.0%        6.5%  /  3.0%




                                      D-9





   NUMBER OF COVERED
   PERSONS AND AGE OF          POLARIS              POLARIS
   COVERED PERSON AT         INCOME PLUS       INCOME PLUS WITH
   FIRST WITHDRAWAL*       INCOME OPTION 3     CUSTOM ALLOCATION
 One Covered Person
 (Age 64 and Younger)      4.0%  /  4.0%       5.0%  /  3.0%**
 One Covered Person
 (Age 65 and Older)       5.25%  /  5.25%       5.0%  /  4.0%
 Two Covered Persons
 (Age 64 and Younger)      3.5%  /  3.5%       4.5%  /  3.0%***
 Two Covered Persons
 (Age 65 and Older)       4.75%  /  4.75%       4.5%  /  4.0%




 NUMBER OF COVERED PERSONS
 AND AGE OF COVERED PERSON       POLARIS
   AT FIRST WITHDRAWAL*       INCOME BUILDER
 One Covered Person
 (Age 64 and Younger)         4.0%  /  4.0%
 One Covered Person
 (Age 65 and Older)           5.0%  /  5.0%
 Two Covered Persons
 (Age 64 and Younger)         3.5%  /  3.5%
 Two Covered Persons
 (Age 65 and Older)           4.5%  /  4.5%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age of first withdrawal is based on the age of the younger of Two Covered Persons.

** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

*** If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.

If your contract was issued prior to January 23, 2012 and you elected the optional SunAmerica Income Plus or SunAmerica Income Builder living benefits, the following provisions are applicable to the feature you elected. All other SunAmerica Income Plus and SunAmerica Income Builder provisions discussed in the prospectus above apply to your elected feature except for the following provisions:

Under LIVING BENEFIT DEFINED TERMS, the terms "Eligible Purchase Payments" and "Investment Requirements" are defined as follows:


     ELIGIBLE PURCHASE PAYMENTS

     Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base and Income Credit Base. The calculation of Eligible Purchase Payments does not include Income Credits or the Continuation Contribution, if any. However, the Continuation Contribution, if any, is included in the calculation of Anniversary Values. Total Purchase Payments are limited to $1,500,000 without prior Company approval. We will not accept subsequent Purchase Payments after the 5th contract year.


 FIRST CONTRACT YEAR        SUBSEQUENT CONTRACT YEARS
 100% of Purchase     Purchase Payments received in
 Payments Received    contract years 2-5, capped at 200%
                      of Purchase Payments received in the
                      first contract year

     INVESTMENT REQUIREMENTS

     We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account ("Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, (the "Flexible Allocation"), must be allocated by you in accordance with the investment options outlined under "ARE THERE ANY INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOMEPLUS OR SUNAMERICA INCOME BUILDER?" BELOW.

     The following Living Benefit Defined Terms do not apply to the SunAmerica Income Plus or SunAmerica Income Builder you elected: "Custom Allocation Income Option" and "Dynamic Allocation Income Option."

Under the question, "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" the income options under SunAmerica Income Plus and SunAmerica Income Builder are as follows:


SUNAMERICA INCOME PLUS


                               INCOME OPTION 1              INCOME OPTION 2
       NUMBER OF
    COVERED PERSONS         MAXIMUM       PROTECTED       MAXIMUM      PROTECTED
      AND AGE OF            ANNUAL         INCOME         ANNUAL         INCOME
    COVERED PERSON        WITHDRAWAL       PAYMENT      WITHDRAWAL      PAYMENT
 AT FIRST WITHDRAWAL*     PERCENTAGE     PERCENTAGE     PERCENTAGE     PERCENTAGE
  One Covered Person
(Age 64 and Younger)        6.0%          3.0%**          6.0%          3.0%**
  One Covered Person
  (Age 65 and Older)        6.0%           4.0%           7.0%           3.0%
 Two Covered Persons
(Age 64 and Younger)        5.5%          3.0%***         5.5%          3.0%***
 Two Covered Persons
  (Age 65 and Older)        5.5%           4.0%           6.5%           3.0%

SUNAMERICA INCOME BUILDER


                               INCOME OPTION 1              INCOME OPTION 2
       NUMBER OF
    COVERED PERSONS         MAXIMUM       PROTECTED       MAXIMUM      PROTECTED
      AND AGE OF            ANNUAL         INCOME         ANNUAL         INCOME
    COVERED PERSON        WITHDRAWAL       PAYMENT      WITHDRAWAL      PAYMENT
 AT FIRST WITHDRAWAL*     PERCENTAGE     PERCENTAGE     PERCENTAGE     PERCENTAGE
  One Covered Person
(Age 64 and Younger)        5.5%          3.0%**          5.5%          3.0%**
  One Covered Person
  (Age 65 and Older)        5.5%           4.0%           6.5%           3.0%
 Two Covered Persons
(Age 64 and Younger)        5.0%          3.0%***         5.0%          3.0%***
 Two Covered Persons
  (Age 65 and Older)        5.0%           4.0%           6.0%           3.0%

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

*** If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.

Under the question, "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" the investment requirements under SunAmerica Income Plus or SunAmerica Income Builder are as follows:


Are there investment requirements if I elect SunAmerica Income Plus or SunAmerica Income Builder?

Yes. We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus or SunAmerica Income Builder. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. The remaining 90% of every Purchase Payment and Continuation Contribution, if any (the "Flexible Allocation"), must be allocated by you in accordance with the investment requirements outlined below. As a result, there is a risk that the overall return of 90% of every Purchase Payment and Continuation Contribution may not be as high as the overall return of the entire Purchase Payment and Continuation Contribution invested in the Flexible Allocation.

Your Flexible Allocation must comply with the investment requirements in one of four ways.

FLEXIBLE ALLOCATION -- CHECK-THE-BOX OPTIONS 1-3

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3:



 Option 1     90% in Allocation 1, 2 or 3*; or
              90% in Combination Allocation 1, 2 or 3*
              * Please see the allocations for the formerly available
              Polaris Portfolio Allocator Models and 50%-50%
              Combination Models in the POLARIS PORTFOLIO
              ALLOCATOR PROGRAM and 50%-50% COMBINATION
              MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR
              TO FEBRUARY 6, 2017 APPENDIX.
 Option 2     90% in one or more of the following Variable Portfolios:
              SA American Funds(R) VCP Managed Asset
              Allocation
              SA Edge Asset Allocation
              SA JPMorgan Diversified Balanced
              Franklin Income VIP Fund
              SA Allocation Balanced
              SA Allocation Moderate
              SA Allocation Moderate Growth
              SA MFS Total Return
              SA VCP Dynamic Allocation
              SA VCP Dynamic Strategy
 Option 3     90% in SA DFA Ultra Short Bond


FLEXIBLE ALLOCATION -- BUILD-YOUR-OWN OPTION 4

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:



   INVESTMENT        INVESTMENT             VARIABLE PORTFOLIOS
      GROUP         REQUIREMENT            AND/OR FIXED ACCOUNTS
 A. BOND, CASH     Minimum 20%     SA DFA Ultra Short Bond
   AND FIXED       Maximum 90%     SA Federated Corporate Bond
   ACCOUNTS                        SA Goldman Sachs Global Bond
                                   SA JPMorgan MFS Core Bond
                                   SA Wellington Government and Quality
                                   Bond
                                   SA Wellington Real Return
                                   DCA FIXED ACCOUNTS*
                                   6-Month DCA
                                   1-Year DCA
                                   2-Year DCA
                                   FIXED ACCOUNTS
                                   1-Year Fixed (if available)

  INVESTMENT      INVESTMENT               VARIABLE PORTFOLIOS
    GROUP        REQUIREMENT              AND/OR FIXED ACCOUNTS
 B. EQUITY       Minimum 0%     Franklin Income VIP Fund
                Maximum 70%     Franklin Founding Funds Allocation VIP
                                Fund
                                Invesco V.I. American Franchise Fund
                                Invesco V.I. Comstock Fund
                                Invesco V.I. Growth and Income Fund
                                Lord Abbett Growth and Income
                                SA AB Growth
                                SA AB Small & Mid Cap Value
                                SA Allocation Balanced
                                SA Allocation Growth
                                SA Allocation Moderate Growth
                                SA Allocation Moderate
                                SA American Funds(R) Asset Allocation
                                SA American Funds(R) Global Growth
                                SA American Funds(R) Growth
                                SA American Funds(R) Growth-Income
                                SA Dogs of Wall Street
                                SA Edge Asset Allocation
                                SA Federated Corporate Bond
                                SA Janus Focused Growth
                                SA JPMorgan Diversified Balanced
                                SA JPMorgan Equity-Income
                                SA JPMorgan Global Equities
                                SA Legg Mason BW Large Cap Value
                                SA MFS Massachusetts Investors Trust
                                SA MFS Total Return
                                SA MFS Blue Chip Growth
                                SA MFS Telecom Utility
                                SA Morgan Stanley International Equities
                                SA Oppenheimer Main Street Large Cap
                                SA PineBridge High-Yield Bond
                                SA Putnam International Growth and
                                Income
                                SA Templeton Foreign Value
                                SA VCP Dynamic Allocation
                                SA VCP Dynamic Strategy
                                SA Wellington Capital Appreciation
                                SA Wellington Growth Portfolio
                                SA WellsCap Aggressive Growth
                                SA WellsCap Fundamental Growth
                                Portfolio
 C. LIMITED      Minimum 0%     SA American Funds(R) VCP Managed
  EQUITY        Maximum 10%     Asset Allocation
                                SA Boston Company Capital Growth
                                SA Columbia Technology
                                SA Fidelity Institutional AM Real Estate
                                SA Franklin Small Company Value
                                SA Invesco Growth Opportunities
                                SA JPMorgan Emerging Markets
                                SA JPMorgan Mid-Cap Growth
                                SA Wellington Natural Resources


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.


10% of your initial Purchase Payment and subsequent Purchase Payment(s) will be allocated to the Secure Value Account and the remaining 90% may be invested in an Allocation* or Combination Allocation* that complies with the investment requirements. Your Allocation* or Combination Allocation* will automatically be rebalanced quarterly if you elect this living benefit. You may not reallocate your money from the Secure Value Account to an other Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends.
* Please see the allocations for the formerly available Polaris Portfolio Allocator Models and 50%-50% Combination Models in the POLARIS PORTFOLIO ALLOCATOR PROGRAM and 50%-50% COMBINATION MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 APPENDIX.


Under the question, "WHAT IS THE FEE FOR SUNAMERICA INCOME PLUS OR SUNAMERICA INCOMEBUILDER?" the fee for SunAmerica Income Plus or SunAmerica Income Builder is as follows:


What is the fee for SunAmerica Income Plus and SunAmerica Income Builder?

The fee for SunAmerica Income Plus and SunAmerica Income Builder is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In New York, Oregon, Texas and Washington, the fee will be deducted pro-rata from Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                        MAXIMUM
                                                                      ANNUALIZED
                                                                       FEE RATE
                                                                      DECREASE OR
                                                                       INCREASE
                           INITIAL        MAXIMUM        MINIMUM         EACH
      NUMBER OF          ANNUAL FEE     ANNUAL FEE     ANNUAL FEE       BENEFIT
   COVERED PERSONS          RATE           RATE           RATE         QUARTER*
 One Covered Person          1.10%          2.20%          0.60%     (+or-)0.25%
 Two Covered
 Persons                     1.35%          2.70%          0.60%     (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above. Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

Since the fee rate is assessed against the Income Base, an increase in the Income Base due to the addition of an Income Credit, attaining a higher Anniversary Value or the addition of subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


MARKETLOCK FOR LIFE

MarketLock For Life is no longer available for election. If your contract was issued prior to January 23, 2012 and you elected the MarketLock For Life living benefit, the following provisions apply.


How does MarketLock For Life work?

MarketLock For Life locks in the highest contract anniversary value in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date.

You may elect to extend the Income Base Evaluation Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.


What determines the amount I can receive each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.


ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:


     AGE OF THE COVERED PERSON AT            MAXIMUM ANNUAL
       TIME OF FIRST WITHDRAWAL           WITHDRAWAL PERCENTAGE
    At least age 45 but prior to 65th
                birthday                   4% of Income Base
    At least age 65 but prior to 76th
                birthday                   5% of Income Base
          On or after 76th birthday        6% of Income Base

TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:


 AGE OF THE YOUNGER COVERED PERSON OR
      SURVIVING COVERED PERSON AT            MAXIMUM ANNUAL
       TIME OF FIRST WITHDRAWAL           WITHDRAWAL PERCENTAGE
    At least age 45 but prior to 65th
                birthday                   4% of Income Base
    At least age 65 but prior to 76th
                birthday                  4.75% of Income Base
          On or after 76th birthday       5.75% of Income Base

Are there investment requirements if I elect MarketLock For Life?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.


INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations, in one of four ways:



  1    Invest in one of the three available Allocations*:
       Allocation 1, Allocation 2 or Allocation 3
       or
       Invest in one of three available Combination
       Allocations*:
       Combination Allocation 1, 2 or 3
       * Please see the allocations for the formerly available
       Polaris Portfolio Allocator Models and 50%-50%
       Combination Models in the POLARIS PORTFOLIO
       ALLOCATOR PROGRAM and 50%-50% COMBINATION
       MODEL PROGRAM FOR CONTRACTS ISSUED PRIOR
       TO FEBRUARY 6, 2017 APPENDIX.
  2    Invest in one or more of the following Variable
       Portfolios:
       Franklin Income VIP Fund
       SA Allocation Balanced
       SA Allocation Moderate
       SA Allocation Moderate Growth
       SA American Funds Asset Allocation
       SA Edge Asset Allocation
       SA JPMorgan Diversified Balanced
       SA MFS Total Return
       SA VCP Dynamic Allocation
       SA VCP Dynamic Strategy
  3    Invest in the SA DFA Ultra Short Bond
  4    In accordance with the requirements outlined in the
       table below:

   INVESTMENT        INVESTMENT               VARIABLE PORTFOLIOS
      GROUP         REQUIREMENT              AND/OR FIXED ACCOUNTS
 A. BOND, CASH     Minimum 20%     SA DFA Ultra Short Bond
   AND FIXED       Maximum 90%     SA Federated Corporate Bond
   ACCOUNTS                        SA Goldman Sachs Global Bond
                                   SA JPMorgan MFS Core Bond
                                   SA Wellington Government and Quality
                                   Bond
                                   SA Wellington Real Return
                                   DCA FIXED ACCOUNTS*
                                   6-Month DCA
                                   1-Year DCA
                                   2-Year DCA
                                   FIXED ACCOUNTS
                                   1-Year Fixed (if available)
 B. EQUITY          Minimum 0%     Franklin Income VIP Fund
                   Maximum 70%     Franklin Founding Funds Allocation VIP
                                   Fund
                                   Invesco V.I. American Franchise Fund
                                   Invesco V.I. Comstock Fund
                                   Invesco V.I. Growth and Income Fund
                                   Lord Abbett Growth and Income
                                   SA AB Growth
                                   SA AB Small & Mid Cap Value
                                   SA Allocation Balanced
                                   SA Allocation Growth
                                   SA Allocation Moderate Growth
                                   SA Allocation Moderate
                                   SA American Funds(R) Asset Allocation
                                   SA American Funds(R) Global Growth
                                   SA American Funds(R) Growth
                                   SA American Funds(R) Growth-Income
                                   SA Dogs of Wall Street
                                   SA Edge Asset Allocation
                                   SA Federated Corporate Bond
                                   SA Janus Focused Growth
                                   SA JPMorgan Diversified Balanced
                                   SA JPMorgan Equity-Income
                                   SA JPMorgan Global Equities
                                   SA Legg Mason BW Large Cap Value
                                   SA MFS Massachusetts Investors Trust
                                   SA MFS Total Return
                                   SA MFS Blue Chip Growth
                                   SA MFS Telecom Utility
                                   SA Morgan Stanley International Equities
                                   SA Oppenheimer Main Street Large Cap
                                   SA PineBridge High-Yield Bond
                                   SA Putnam International Growth and
                                   Income
                                   SA Templeton Foreign Value
                                   SA VCP Dynamic Allocation
                                   SA VCP Dynamic Strategy
                                   SA Wellington Capital Appreciation
                                   SA Wellington Growth Portfolio
                                   SA WellsCap Aggressive Growth
                                   SA WellsCap Fundamental Growth
                                   Portfolio
 C. LIMITED         Minimum 0%     SA Boston Company Capital Growth
   EQUITY          Maximum 10%     SA Columbia Technology
                                   SA Fidelity Institutional AM Real Estate
                                   SA Franklin Small Company Value
                                   SA Invesco Growth Opportunities
                                   SA JPMorgan Emerging Markets
                                   SA JPMorgan Mid-Cap Growth
                                   SA Wellington Natural Resources


* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better or worse investment returns by allocating your investments more aggressively. We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.

Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS.

What are the factors used to calculate MarketLock For Life?

The benefit offered by MarketLock For Life is calculated by considering the factors described below:

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first 5 contract years are taken into consideration in determining the Eligible Purchase Payments. We will not accept subsequent Purchase Payments after the 5th contract year.


ELIGIBLE PURCHASE PAYMENTS


 FIRST CONTRACT YEAR        SUBSEQUENT CONTRACT YEARS
 100% of Purchase     Purchase Payments received in
 Payments Received    contract years 2-5, capped at 100%
                      of Purchase Payments received in the
                      first contract year

SECOND, we consider the INCOME BASE EVALUATION PERIOD. The Income Base Evaluation Period begins on the Effective Date and ends 5 years later. At the end of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and
(2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS.


How can the Income Base be increased?

On each Benefit Year Anniversary during the Income Base Evaluation Period, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base.

Increases to your Income Base occur on Benefit Year Anniversaries as described above. However, Eligible Purchase Payments can increase your Income Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


What is the fee for MarketLock For Life?

The fee for MarketLock For Life is calculated as a percentage of the Income Base and deducted quarterly from your contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In New York, Oregon, Texas and Washington, the fee will be deducted pro-rata from Variable Portfolios only. The fee depends on whether you elect to cover one life or two lives. The fee is as follows:


        NUMBER OF
     COVERED PERSONS           ANNUAL FEE RATE
 For One Covered Person     0.70% of Income Base
 For Two Covered Persons    0.95% of Income Base

An increase in the Income Base due to an adjustment to a higher Anniversary Value, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, fees will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata charge is calculated by multiplying the fee by the number of days between the date the prior fee was last assessed and the date of surrender divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


What are the effects of withdrawals on MarketLock For Life?

The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals. Excess Withdrawals may significantly reduce the value of or terminate the feature.

The impact of withdrawals and the effect on each component of MarketLock For Life are further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "WHAT ARE THE FACTORS USED TO CALCULATE MARKETLOCK FOR LIFE?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

All withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may impact other provisions of your contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge.


Can I extend the Income Base Evaluation Period beyond 5 years?

After the initial Income Base Evaluation Period, you may elect to extend the Income Base Evaluation Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of each Income Base Evaluation Period you elect to extend, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 30 days prior to the end of each Income Base Evaluation Period. If you elect to extend the feature, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than 30 days after the end of the current Income Base Evaluation Period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are no longer available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year Anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. We also reserve the right to modify MarketLock For Life at the time of extension for existing contracts as indicated above.

ALL REFERENCES TO "LIVING BENEFIT" BELOW REFER TO MARKETLOCK FOR LIFE.


When and how may I elect a Living Benefit?

You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, the Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.

IF YOU ELECT ONE COVERED PERSON:


                             COVERED PERSON
                           MINIMUM     MAXIMUM
                             AGE         AGE
        One Owner            45          80
     Joint Owners(1)         45          80

IF YOU ELECT TWO COVERED PERSONS:


                            COVERED PERSON #1      COVERED PERSON #2
                           MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                             AGE         AGE         AGE         AGE
       NON-QUALIFIED:
      Joint Owners(2)        45          80          45          85
       NON-QUALIFIED:
      One Owner with
   Spousal Beneficiary       45          80          45        N/A(3)
        QUALIFIED:
      One Owner with
   Spousal Beneficiary       45          80          45        N/A(3)


(1) Based on the age of the older Owner.

(2) Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The Spousal Beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.



If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period, the Continuing Spouse will continue to receive any increases to the Income Base for the duration of the Income Base Evaluation Period, while the contract value is greater than zero. The Continuing Spouse will also be eligible to elect to extend the Income Base Evaluation Period, upon expiration of the applicable period.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS in the prospectus); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you; or,

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits. If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


 CANCELLATION REQUEST
       RECEIVED             CANCELLATION EFFECTIVE DATE
       Years 1-5            5th Benefit Year Anniversary
      Years 6-10           10th Benefit Year Anniversary
       Years 10+       Benefit Year Anniversary following the
                        receipt of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefit are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation. If you cancelled MarketLock For Life, you may not extend the Income Base Evaluation Period.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. After the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Year in which the cancellation occurs, on the Benefit Year Anniversary. Thereafter, the fee will no longer be charged.

If you cancelled MarketLock For Life, the surviving Covered Person may not extend the Income Base Evaluation Period. The surviving Covered Person may no longer re-elect or reinstate the Living Benefit after cancellation.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?


Under any of the following circumstances, the living benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:


     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.


Under these circumstances, the fee for the living benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the living benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.


Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

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           APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
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Certain death benefits are either no longer offered or have changed since first being offered. If your contract was issued prior to January 23, 2012, please see Appendix F for a description of the death benefit calculations and death benefit calculations following a Spousal Continuation for your contract.

The following details the standard and Maximum Anniversary Value death benefits payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether a Living Benefit was elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment. We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date. Continuation Purchase Payments will not be accepted on or after the first contract anniversary if a Living Benefit was elected.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY. WE WILL NOT ACCEPT CONTINUATION PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF YOU HAVE ELECTED A LIVING BENEFIT FEATURE.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether the original Owner had elected a Living Benefit, described above.


A. STANDARD AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:


THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

     2.   OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

          If the Continuing Spouse is age 81-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.


                                      E-1



          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

     2.   OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit, described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


                                      E-2

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APPENDIX F - DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR
                  CONTRACTS ISSUED PRIOR TO JANUARY 23, 2012
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The Combination HV & Roll-Up death benefit is no longer available for election. If your contract was issued prior to January 23, 2012 and you elected the optional Combination HV & Roll-Up death benefit, the following provisions are applicable to the benefit you elected.


OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT

If you elected the Combination HV & Roll-Up death benefit, you may not elect any available Fixed Accounts and you cannot change the election thereafter at any time. The fee for the optional Combination HV & Roll-Up death benefit is 0.65% of the average daily net asset value allocated to the Variable Portfolios. You may pay for this optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Combination HV & Roll-Up death benefit may only have been elected prior to your 76th birthday at contract issue. It was not available for election in New York and Washington.

The death benefit is the greatest of:

     1.   Contract value; or

     2. The Maximum anniversary value on any contract anniversary prior to the earlier of your 85th birthday or date of death, plus Purchase Payments received since that anniversary and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

     3. Net Purchase Payments received prior to your 80th birthday accumulated at 5% through the earliest of:

          a.  15 years after the contract date; or

          b.  The day before your 80th birthday; or

          c.  The date of death,

          adjusted for Net Purchase Payments received after the timeframes outlined in (a)-(c). Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.


COMBINATION HV & ROLL-UP DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

If the original Owner elected the optional Combination HV& Roll-Up Death Benefit and the Continuing Spouse continues the contract on the Continuation Date before their 85th birthday and does not terminate this optional death benefit, the death benefit will be the greatest of:

     1.   Contract value; or

     2. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 85th birthday or date of death, plus any Continuation Purchase Payments received since that anniversary and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary after the Continuation Date.

     3. Continuation Net Purchase Payments received prior to the Continuing Spouse's 80th birthday accumulated at 5% through the earliest of:

          a.  15 years after the contract date; or

          b.  The day before the Continuing Spouse's 80th birthday; or

          c.  The Continuing Spouse's date of death,

          adjusted for Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c). Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.

If the Continuing Spouse is age 85 or older on the Continuation Date, the death benefit is equal to contract value and the optional Combination HV & Roll-Up Death Benefit fee will no longer be deducted.

If the Continuing Spouse terminates the Combination HV & Roll-Up death benefit on the Continuation Date, the standard death benefit for the Continuing Spouse applies upon his/her death and the fee for the Combination HV & Roll-Up death benefit no longer applies.


                                      F-1

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APPENDIX G - POLARIS PORTFOLIO ALLOCATOR PROGRAM AND 50%-50% COMBINATION MODEL
            PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017
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EFFECTIVE ON FEBRUARY 6, 2017, DUE TO PENDING REGULATORY CHANGES, THE POLARIS ALLOCATOR PROGRAM IS NO LONGER OFFERED.

IF YOU INVESTED IN A POLARIS PORTFOLIO ALLOCATOR MODEL PRIOR TO FEBRUARY 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.


ADDITIONALLY, IF YOU ELECTED A LIVING BENEFIT WHICH ALLOWED POLARIS PORTFOLIO ALLOCATOR MODELS AS PART OF THE INVESTMENT REQUIREMENTS, you may trade out of your allocation at any time into any investment that meets your living benefit's investment requirements, including the asset allocation of the Variable Portfolios listed in the table below ("Allocations"). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model or the Allocations below will meet the investment requirements for living benefits which previously allowed Polaris Portfolio Allocator Models.


ALLOCATIONS (EFFECTIVE FEBRUARY 6, 2017)



                               ALLOCATION     ALLOCATION     ALLOCATION     ALLOCATION
    VARIABLE PORTFOLIOS             1              2              3             4*
 Invesco V.I. Comstock
   Fund                            5.00%          5.00%          6.00%         8.00%
 Invesco V.I. Growth
   and Income Fund                 6.00%          7.00%          8.00%         8.00%
 SA AB Growth                      1.00%          1.00%          1.00%         2.00%
 SA AB Small & Mid
   Cap Value                       1.00%          1.00%          1.00%         2.00%
 SA American Funds(R)
   Global Growth                   2.00%          3.00%          4.00%         6.00%
 SA American Funds(R)
   Growth-Income                   0.00%          0.00%          1.00%         4.00%
 SA Boston Company
   Capital Growth                  2.00%          3.00%          3.00%         4.00%
 SA DFA Ultra Short
   Bond                            2.00%          1.00%          0.00%         0.00%
 SA Dogs of Wall Street            3.00%          3.00%          3.00%         5.00%
 SA Federated Corporate
   Bond                           10.00%          8.00%          7.00%         1.00%
 SA Fidelity Institutional
   AM(SM) Real Estate              0.00%          0.00%          0.00%         1.00%
 SA Franklin Small
   Company Value                   0.00%          2.00%          2.00%         1.00%
 SA Goldman Sachs
   Global Bond                     4.00%          4.00%          2.00%         2.00%
 SA Janus Focused
   Growth*                         0.00%          1.00%          1.00%         2.00%
 SA JPMorgan
   Emerging Markets                0.00%          1.00%          2.00%         2.00%
 SA JPMorgan
   Equity-Income                   6.00%          7.00%          8.00%         8.00%
 SA JPMorgan MFS
   Core Bond                      17.00%         13.00%         10.00%         5.00%
 SA Legg Mason BW
   Large Cap Value                 4.00%          4.00%          4.00%         5.00%
 SA MFS Blue Chip
   Growth                          2.00%          3.00%          4.00%         4.00%
 SA MFS Massachusetts
   Investors Trust                 6.00%          6.00%          7.00%         8.00%
 SA Morgan Stanley
   International
   Equities                        3.00%          3.00%          4.00%         5.00%
 SA Oppenheimer Main
   Street Large Cap                3.00%          4.00%          4.00%         6.00%
 SA PineBridge
   High-Yield Bond                 4.00%          3.00%          2.00%         0.00%
 SA Templeton Foreign
   Value                           3.00%          3.00%          3.00%         4.00%
 SA Wellington Capital
   Appreciation                    3.00%          3.00%          4.00%         5.00%
 SA Wellington
   Government and
   Quality Bond                    8.00%          8.00%          7.00%         2.00%
 SA Wellington Real
   Return                          5.00%          3.00%          2.00%         0.00%
                     TOTAL          100%           100%           100%          100%



* Allocation 4 above is only available if you elected the Polaris Income Plus Daily living benefit prior to February 6, 2017.



                                      G-1

EFFECTIVE ON FEBRUARY 6, 2017, DUE TO PENDING REGULATORY CHANGES THE COMBINATION MODEL PROGRAM WILL NO LONGER BE OFFERED.

IF YOU INVESTED IN A COMBINATION MODEL PRIOR TO FEBRUARY 6, 2017, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a 50%-50% Combination Model and you may no longer trade into any other Combination Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator Model in line with your investment goals over time.


                                      G-2



     Please forward a copy (without charge) of the Polaris Choice IV Variable Annuity Statement of Additional
                                                  Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: Issuing Company -----------------------------------------------------

 Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

                      STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


                                   ISSUED BY


                    AMERICAN GENERAL LIFE INSURANCE COMPANY


                               IN CONNECTION WITH


                           VARIABLE SEPARATE ACCOUNT

                       POLARIS CHOICE IV VARIABLE ANNUITY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2018, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:



                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570


                                  MAY 1, 2018


                               TABLE OF CONTENTS



                                                                      Page
                                                                     -----
Separate Account and the Company....................................    3
General Account.....................................................    4
Master-Feeder Structure.............................................    4
Information Regarding the Use of the Volatility Index ("VIX").......    5
Performance Data....................................................    5
Annuity Income Payments.............................................    7
Annuity Unit Values.................................................    7
Taxes...............................................................    9
Broker-Dealer Firms Receiving Revenue Sharing Payments..............   17
Distribution of Contracts...........................................   17
Financial Statements................................................   18

                        SEPARATE ACCOUNT AND THE COMPANY

American General Life Insurance Company ("AGL" or the "Company") is a stock life insurance company organized under the laws of the State of Texas on April 11, 1960. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company's, and American International Group has no legal obligation to back those commitments.

On December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), American General Assurance Company ("AGAC"), American General Life and Accident Insurance Company ("AGLA"), American General Life Insurance Company of Delaware ("AGLD"), SunAmerica Life Insurance Company ("SALIC") and Western National Life Insurance Company, ("WNL"), affiliates of American General Life Insurance Company, merged with and into American General Life Insurance Company ("Merger"). Prior to this date, the Polaris Choice IV contracts were issued by SunAmerica Annuity in all states except New York.

Variable Separate Account ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company. These were name changes only and did not affect the substance of any contract. Prior to December 31, 2012, the Separate Account was a separate account of SunAmerica Annuity. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, the Separate Account was transferred to and became a Separate Account of AGL under Texas law.

The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).


                                GENERAL ACCOUNT

The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed account options and/or available DCA fixed accounts in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                            MASTER-FEEDER STRUCTURE


The following underlying funds currently do not buy individual securities directly: SA American Funds(R) Global Growth Portfolio, SA American Funds(R) Growth Portfolio, SA American Funds(R) Growth-Income Portfolio, SA American Funds(R) Asset Allocation Portfolio, and SA American Funds(R) VCP Managed Asset Allocation Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").


Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, SunAmerica Asset Management, LLC ("SAAMCo") does not provide any portfolio management services for the Feeder Funds. SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.

SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the underlying fund ceases to operate as a "feeder fund," SAAMCo will serve as investment manager for the Feeder Fund.

The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:

      - Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, SAAMCo's advisory fee is solely attributable to administrative services, not portfolio management. Moreover, SAAMCo has contractually agreed to waive certain Feeder Fund advisory fees for as long as the Feeder Funds invest in a Master Fund); and

      - Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.

         INFORMATION REGARDING THE USE OF THE VOLATILITY INDEX ("VIX")

This variable annuity is not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC ("S&P") or the Chicago Board Options Exchange, Incorporated ("CBOE"). S&P and CBOE make no representation, condition or warranty, express or implied, to the owners of this variable annuity or any member of the public regarding the advisability of investing in securities generally or in this variable annuity or in the ability of the CBOE Volatility Index (the "VIX") track market performance. S&P's and CBOE's only relationship to the Company is the licensing of certain trademarks and trade names of S&P, CBOE and the VIX which is determined, composed and calculated by S&P without regard to the Company or this variable annuity. S&P has no obligation to take the needs of the Company or the owners of this variable annuity into consideration in determining, composing or calculating the VIX. S&P and CBOE are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of this variable annuity to be issued or in the determination or calculation of the equation by which this variable annuity is to be converted into cash. S&P and CBOE have no obligation or liability in connection with the administration, marketing or trading of this variable annuity.

Neither S&P, its affiliates nor their third party licensors, including CBOE, guarantee the adequacy, accuracy, timeliness or completeness of the VIX or any data included therein or any communications, including but not limited to, oral or written communications (including electronic communications) with respect thereto. S&P, its affiliates and their third party licensors, including CBOE, shall not be subject to any damages or liability for any errors, omissions or delays therein. S&P and CBOE make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the marks, the VIX or any data included therein. Without limiting any of the foregoing, in no event whatsoever shall S&P, its affiliates or their third party licensors, including CBOE, be liable for any indirect, special, incidental, punitive or consequential damages, including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(TM)" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by the Company. "CBOE", "CBOE Volatility Index" and "VIX" is a trademark of the Chicago Board Options Exchange, Incorporated and has been licensed for use by S&P.


                                PERFORMANCE DATA

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

Performance data for the various Variable Portfolios are computed in the manner described below.

GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

     Base Period Return = (EV - SV - CMF) / (SV)

where:


     SV    =   value of one Accumulation Unit at the start of a 7 day period
     EV    =   value of one Accumulation Unit at the end of the 7 day period
     CMF   =   an allocated portion of the $50 annual Contract Maintenance Fee, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Goldman Sachs VIT Government Money Market Fund. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

     Current Yield = (Base Period Return) x (365/7)

The Goldman Sachs VIT Government Money Market Fund also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:


                                                         365/7
       Effective Yield   =   [(Base Period Return + 1)           - 1]

The yield quoted should not be considered a representation of the yield of the Goldman Sachs VIT Government Money Market Fund in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Goldman Sachs VIT Government Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Goldman Sachs VIT Government Money Market Fund's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Fund's yield may become negative, which may result in a decline in the value of your investment.

OTHER VARIABLE PORTFOLIOS

The Variable Portfolios of the Separate Account other than the Goldman Sachs VIT Government Money Market Fund compute their performance data as "total return." Total return figures are derived from historical data and are not intended to be a projection of future performance.

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:


                     n
     P     (1 + T)       =   ERV

where:


     P     =   a hypothetical initial payment of $1,000
     T     =   average annual total return
     n     =   number of years
     ERV   =   redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the 1, 5, or 10 year periods (or fractional portion thereof)

The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption.

These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations.


                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

The initial monthly annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax if applicable, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first monthly variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

For fixed annuity income payments, the amount of the second and each subsequent monthly fixed annuity income payment is the same as that determined above for the first fixed monthly annuity income payment.

For variable annuity income payments, the amount of the second and each subsequent monthly variable annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly variable annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each monthly variable annuity income payment is due.


                              ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each Variable Portfolio.

The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly variable annuity income payment would be higher, but the actual net investment rate would also have to be higher in order for variable annuity income payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each monthly variable annuity income payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

   (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

   (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:


     NIF   =   ($11.46/$11.44)
           =   1.00174825

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the variable annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:


                               (1/12)
     1/        [(1.035)                   ]   =   0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

     $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial variable annuity income payment, the annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed investment rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are basis for the amount of future variable annuity income payments. This performance is compared to the monthly AIR, and if the rate of growth in the NIF is the same as the monthly AIR the payment remains the same as the prior month. If the rate of growth of the NIF is different than the

AIR, then the payment is changed proportionately to the ratio NIF / (1+AIR), calculated on a monthly basis. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a contract has all of its account value allocated to a single Variable Portfolio. As of the last valuation preceding the Annuity Date, the account was credited with 7543.2456 Accumulation Units, each having a value of $15.432655 (i.e., the account value is equal to 7543.2456 x $15.432655 =
$116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second variable annuity income payment date is $13.327695.

The first variable annuity income payment is determined using the annuity factor tables specified in the contract. These tables supply monthly annuity income payment factors, determined by the sex, age of the Annuitant and annuity income option selected, for each $1,000 of applied contract value. If the applicable factor is 5.21 for the annuitant in this hypothetical example, the first variable annuity income payment is determined by multiplying the factor of $5.21 by the result of dividing the account value by $1,000:

     First variable annuity income payment = $5.21 x ($116,412.31/$1000) =
$606.51

The number of Annuity Units (which will be constant unless the account values is transferred to another account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

     Annuity Units = $606.51/$13.256932 = 45.750404

The second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity payment due date:

     Second variable annuity income payment = 45.750404 x $13.327695 = $609.75

The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.


                                     TAXES

GENERAL

NOTE: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity income payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

      -   after attaining age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the Code);

      - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      -   under an immediate annuity contract;

      - which are attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS


Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely income tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.


The taxable portion of any withdrawal or annuity income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

      -   after attainment of age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the IRC);

      - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

      - dividends paid with respect to stock of a corporation described in IRC Section 404(k);

      - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

      - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

      - for payment of health insurance if you are unemployed and meet certain requirements;

      -   distributions from IRAs for certain higher education expenses;

      -   distributions from IRAs for first home purchases;

      - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;

      - payments to certain reservists called up for active duty after September 11, 2001; or

      - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or "transferred to another eligible plan in a direct trustee-to-trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under
Section 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the Purchase Payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your Purchase Payments not previously withdrawn.

The new Contract owner's Purchase Payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined under the Internal Revenue Code section to mean:

      -   a citizen or resident of the United States

      - a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

      - any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.

OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities


Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2018 is the lesser of 100% of includible compensation or $18,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,000 in 2018 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2018 may not exceed the lesser of $55,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2018 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2018. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income. The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590-A & B for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2018 of less than $101,000, your contribution may be fully deductible; if your income is between $101,000 and $121,000, your contribution may be partially deductible and if your income is $121,000 or more, your contribution may not be deductible. If you are single and your income in 2018 is less than $63,000, your contribution may be fully deductible;

if your income is between $63,000 and $73,000, your contribution may be partially deductible and if your income is $73,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2018 is between $189,000 and $199,000, your contribution may be partially deductible.


(d) Roth IRAs


Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2018 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2018. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2018 is less than: $189,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $120,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.


(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

             BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS


The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2017, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.




  Ameriprise Financial Services, Inc.       LPL Financial Corporation
  BancWest Investment Services, Inc.        M&T Securities, Inc.
  BBVA Compass Investment Solutions, Inc.   MML Investors Services, LLC
  BOSC, Inc.                                Morgan Stanley & Co., Incorporated
  Cetera Advisor Network LLC                NEXT Financial Group, Inc.
  Cetera Advisors LLC                       PNC Investments
  Cetera Financial Specialists LLC          Primerica Financial Services
  Cetera Investment Services LLC            Raymond James & Associates
  cfd Investment, Inc                       Raymond James Financial
  Citigroup Global Markets Inc.             RBC Capital Markets Corporation
  Citizens Securities, Inc.                 Royal Alliance Associates, Inc.
  CUSO Financial Services, L.P.             SagePoint Financial, Inc.
  Edward D. Jones & Co., L.P.               Santander Securities LLC
  First Allied Securities                   Securities Services Network
  FSC Securities Corp.                      Securities America, Inc.
  Girard Securities                         Signator Investors/John Hancock Financial Network
  Infinex Investments, Inc.                 Summit Brokerage Services
  Investacorp, Inc                          Triad Advisors, Inc
  Investment Professionals, Inc.            U.S. Bancorp Investments, Inc.
  J.J.B. Hilliard, W.L. Lyons, Inc.         UBS Financial Services Inc.
  Janney Montgomery Scott LLC.              UnionBanc Investment Services
  Kestra Investment Services                United Planners Financial Services of America
  KMS Financial Services                    Voya Financial Advisors, Inc.
  Lincoln Financial Advisor                 Wells Fargo Advisor, LLC
  Lincoln Financial Securities              Woodbury Financial Services, Inc.


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.


                           DISTRIBUTION OF CONTRACTS

The contracts are offered on a continuous basis through AIG Capital Services, Inc., located at 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367-4997. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for Variable Separate Account and American General Life Insurance Company ("AGL").

You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

The following financial statements are included in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:


      - The Audited Financial Statements of Variable Separate Account of American General Life Insurance Company as of December 31, 2017 and for each of the two years in the period ended December 31, 2017.



      - The Audited Consolidated Financial Statements of American General Life Insurance Company as of December 31, 2017 and December 31, 2016 and for each of the three years in the period ended December 31, 2017.


The financial statements of AGL should be considered only as bearing on the ability of AGL to meet its obligation under the contracts.

American General
Life Companies

                                                      Variable Separate Account
                                        American General Life Insurance Company

                                                                           2017
                                                                  Annual Report
                                                              December 31, 2017

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and the Contract Owners of Variable Separate Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the sub-accounts indicated in Note 1 (constituting Variable Separate Account sponsored by American General Life Insurance Company, hereafter collectively referred to as the "sub-accounts") as of December 31, 2017, and the related statements of operations and changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts in Variable Separate Account as of December 31, 2017, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of American General Life Insurance Company's management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts in Variable Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to each of the sub-accounts in Variable Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the mutual fund companies and transfer agents. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 26, 2018

We have served as the auditor of one or more of the sub-accounts in the AIG Life and Retirement Separate Account Group since at least 1994. We have not determined the specific year we began serving as auditor.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2017

                                                          Due from
                                                            (to)                                           Net Assets
                                                          Company's               Contract    Contract   Attributable to
                                                           General                Owners -    Owners -      Contract
                                           Investments at Account,                Annuity   Accumulation      Owner
Sub-accounts                                 Fair Value      Net     Net Assets   Reserves    Reserves      Reserves
------------                               -------------- --------- ------------ ---------- ------------ ---------------
American Funds Asset Allocation Fund
  Class 2                                   $ 63,609,571     $--    $ 63,609,571 $  336,274 $ 63,273,297  $ 63,609,571
American Funds Asset Allocation Fund
  Class 3                                     37,677,673      --      37,677,673    806,890   36,870,783    37,677,673
American Funds Global Growth Fund
  Class 2                                    184,043,666      --     184,043,666    400,435  183,643,231   184,043,666
American Funds Growth Fund Class 2           269,431,096      --     269,431,096    879,943  268,551,153   269,431,096
American Funds Growth Fund Class 3           211,655,455      --     211,655,455  6,696,385  204,959,070   211,655,455
American Funds Growth-Income Fund
  Class 2                                    260,278,687      --     260,278,687    972,184  259,306,503   260,278,687
American Funds Growth-Income Fund
  Class 3                                    167,450,242      --     167,450,242  6,750,859  160,699,383   167,450,242
American Funds High-Income Bond Fund
  Class 3                                     12,097,375      --      12,097,375    423,242   11,674,133    12,097,375
American Funds Insurance Series Capital
  Income Builder Class 4                       1,611,137      --       1,611,137         --    1,611,137     1,611,137
American Funds International Fund Class 3     31,261,822      --      31,261,822    748,741   30,513,081    31,261,822
American Funds U.S. Government AAA-
  Rated Securities Fund Class 3               10,222,233      --      10,222,233    201,782   10,020,451    10,222,233
American Funds Ultra-Short Bond Fund
  Class 3                                      4,180,825      --       4,180,825    189,352    3,991,473     4,180,825
AST SA BlackRock Multi-Asset Income
  Portfolio Class 1                                6,091      --           6,091         --        6,091         6,091
AST SA BlackRock Multi-Asset Income
  Portfolio Class 3                           16,582,698      --      16,582,698         --   16,582,698    16,582,698
AST SA Edge Asset Allocation Portfolio
  Class 1                                     89,143,380      --      89,143,380  1,799,489   87,343,891    89,143,380
AST SA Edge Asset Allocation Portfolio
  Class 2                                      5,333,892      --       5,333,892     21,219    5,312,673     5,333,892
AST SA Edge Asset Allocation Portfolio
  Class 3                                     43,796,259      --      43,796,259     73,488   43,722,771    43,796,259
AST SA Wellington Capital Appreciation
  Portfolio Class 1                          289,531,323      --     289,531,323  2,184,381  287,346,942   289,531,323
AST SA Wellington Capital Appreciation
  Portfolio Class 2                           43,466,909      --      43,466,909    140,540   43,326,369    43,466,909
AST SA Wellington Capital Appreciation
  Portfolio Class 3                          432,692,185      --     432,692,185  1,214,243  431,477,942   432,692,185
AST SA Wellington Government and
  Quality Bond Portfolio Class 1              57,076,950      --      57,076,950    832,339   56,244,611    57,076,950
AST SA Wellington Government and
  Quality Bond Portfolio Class 2              22,378,418      --      22,378,418    217,083   22,161,335    22,378,418
AST SA Wellington Government and
  Quality Bond Portfolio Class 3             509,688,431      --     509,688,431    439,171  509,249,260   509,688,431
AST SA Wellington Growth Portfolio
  Class 1                                     65,049,649      --      65,049,649    482,620   64,567,029    65,049,649
AST SA Wellington Growth Portfolio
  Class 2                                     16,502,563      --      16,502,563     41,083   16,461,480    16,502,563
AST SA Wellington Growth Portfolio
  Class 3                                     85,644,992      --      85,644,992    662,588   84,982,404    85,644,992
AST SA Wellington Multi-Asset Income
  Portfolio Class 3                           12,218,739      --      12,218,739         --   12,218,739    12,218,739
AST SA Wellington Natural Resources
  Portfolio Class 1                           22,674,292      --      22,674,292     73,295   22,600,997    22,674,292
AST SA Wellington Natural Resources
  Portfolio Class 2                            5,109,420      --       5,109,420      3,797    5,105,623     5,109,420
AST SA Wellington Natural Resources
  Portfolio Class 3                           66,140,638      --      66,140,638    235,300   65,905,338    66,140,638
BlackRock Global Allocation V.I. Fund
  Class III                                    2,544,314      --       2,544,314         --    2,544,314     2,544,314
BlackRock iShares Alternative Strategies
  V.I. Fund Class III                          1,187,714      --       1,187,714         --    1,187,714     1,187,714
BlackRock iShares Dynamic Allocation
  V.I. Fund Class III                            704,813      --         704,813         --      704,813       704,813
BlackRock iShares Dynamic Fixed Income
  V.I. Fund Class III                            353,270      --         353,270         --      353,270       353,270
BlackRock iShares Equity Appreciation
  V.I. Fund Class III                            176,957      --         176,957         --      176,957       176,957
Columbia VP Asset Allocation Fund Class
  1                                              831,361      --         831,361         --      831,361       831,361
Columbia VP Dividend Opportunity Fund
  Class 1                                      1,915,068      --       1,915,068         --    1,915,068     1,915,068
Columbia VP Emerging Markets Bond
  Fund Class 2                                     5,346      --           5,346         --        5,346         5,346
Columbia VP Income Opportunities Fund
  Class 1                                     11,742,899      --      11,742,899      8,684   11,734,215    11,742,899
Columbia VP Large Cap Growth Fund
  Class 1                                     24,420,259      --      24,420,259     76,335   24,343,924    24,420,259
Columbia VP Limited Duration Credit
  Fund Class 2                                   135,631      --         135,631         --      135,631       135,631
Columbia VP Loomis Sayles Growth Fund
  Class 1                                      1,897,331      --       1,897,331         --    1,897,331     1,897,331
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1                       390,642      --         390,642         --      390,642       390,642
Columbia VP Select International Equity
  Class 2                                      1,405,945      --       1,405,945         --    1,405,945     1,405,945
Columbia VP Small Company Growth
  Fund Class 1                                   761,082      --         761,082         --      761,082       761,082
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2                 48,136,825      --      48,136,825     16,983   48,119,842    48,136,825
FTVIP Franklin Income VIP Fund Class 2       146,560,863      --     146,560,863     92,312  146,468,551   146,560,863
FTVIP Franklin Strategic Income VIP
  Fund Class 2                                 1,171,835      --       1,171,835         --    1,171,835     1,171,835
Goldman Sachs VIT Global Trends
  Allocation Fund Service Class                   52,958      --          52,958         --       52,958        52,958
Goldman Sachs VIT Government Money
  Market Fund Institutional Shares                19,973      --          19,973         --       19,973        19,973
Goldman Sachs VIT Government Money
  Market Fund Service Class                   50,845,358      --      50,845,358    266,016   50,579,342    50,845,358
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Advisor Class           882,319      --         882,319         --      882,319       882,319
Goldman Sachs VIT Strategic Income
  Fund Advisor Class                              92,641      --          92,641         --       92,641        92,641
Invesco V.I. American Franchise Fund
  Series II                                   21,434,759      --      21,434,759    198,698   21,236,061    21,434,759
Invesco V.I. Balanced-Risk Allocation
  Fund Series II                                 673,985      --         673,985         --      673,985       673,985
Invesco V.I. Comstock Fund Series II         326,546,085      --     326,546,085    537,975  326,008,110   326,546,085
Invesco V.I. Growth and Income Fund
  Series II                                  457,564,123      --     457,564,123    509,287  457,054,836   457,564,123
Ivy Funds VIP Asset Strategy Class A             364,798      --         364,798         --      364,798       364,798
Lord Abbett Fund Bond Debenture
  Portfolio Class VC                           1,159,872      --       1,159,872         --    1,159,872     1,159,872
Lord Abbett Fund Fundamental Equity
  Portfolio Class VC                             286,796      --         286,796         --      286,796       286,796
Lord Abbett Fund Growth and Income
  Portfolio Class VC                         199,036,637      --     199,036,637    545,159  198,491,478   199,036,637
Lord Abbett Fund Mid Cap Stock Portfolio
  Class VC                                    17,441,023      --      17,441,023     55,334   17,385,689    17,441,023
Lord Abbett Fund Short Duration Portfolio
  Class VC                                     1,215,588      --       1,215,588         --    1,215,588     1,215,588
Morgan Stanley VIF Global Infrastructure
  Portfolio II Class II Shares                 1,081,536      --       1,081,536         --    1,081,536     1,081,536
Neuberger Berman AMT Absolute Return
  Multi-Manager Fund Portfolio S Class           872,098      --         872,098         --      872,098       872,098
PIMCO VIT All Asset Portfolio Advisor
  Class                                           36,196      --          36,196         --       36,196        36,196
PIMCO VIT Emerging Markets Bond
  Portfolio Advisor Class                        190,856      --         190,856         --      190,856       190,856
PIMCO VIT Unconstrained Bond Portfolio
  Advisor Class                                  892,864      --         892,864         --      892,864       892,864
PVC Diversified International Account
  Class 1                                        876,588      --         876,588     33,876      842,712       876,588

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017


                                                 Due from (to)                 Contract                      Net Assets
                                                   Company's                   Owners -  Contract Owners - Attributable to
                                  Investments at    General                    Annuity     Accumulation    Contract Owner
Sub-accounts                        Fair Value   Account, Net    Net Assets    Reserves      Reserves         Reserves
------------                      -------------- ------------- -------------- ---------- ----------------- ---------------
PVC Diversified International
  Account Class 2                 $      323,635      $--      $      323,635 $       --  $      323,635   $      323,635
PVC Equity Income Account
  Class 1                             14,019,976       --          14,019,976     72,993      13,946,983       14,019,976
PVC Equity Income Account
  Class 2                              8,521,794       --           8,521,794         --       8,521,794        8,521,794
PVC Government & High
  Quality Bond Account Class 1         2,153,085       --           2,153,085     15,712       2,137,373        2,153,085
PVC Government & High
  Quality Bond Account Class 2           811,965       --             811,965         --         811,965          811,965
PVC Income Account Class 1             3,884,877       --           3,884,877      2,081       3,882,796        3,884,877
PVC Income Account Class 2             1,828,733       --           1,828,733    115,011       1,713,722        1,828,733
PVC LargeCap Growth Account
  Class 1                                649,905       --             649,905         --         649,905          649,905
PVC LargeCap Growth Account
  Class 2                                502,580       --             502,580         --         502,580          502,580
PVC Mid Cap Blend Acct Class 1         2,006,847       --           2,006,847      6,458       2,000,389        2,006,847
PVC Mid Cap Blend Acct Class 2           777,389       --             777,389         --         777,389          777,389
PVC Principal Capital
  Appreciation Account Class 1        10,649,159       --          10,649,159     69,630      10,579,529       10,649,159
PVC Principal Capital
  Appreciation Account Class 2         2,181,936       --           2,181,936         --       2,181,936        2,181,936
PVC Real Estate Securities
  Account Class 1                        400,477       --             400,477         --         400,477          400,477
PVC Real Estate Securities
  Account Class 2                        281,058       --             281,058         --         281,058          281,058
PVC SAM Balanced Portfolio
  Class 1                             32,413,454       --          32,413,454      2,666      32,410,788       32,413,454
PVC SAM Balanced Portfolio
  Class 2                             28,573,506       --          28,573,506     64,293      28,509,213       28,573,506
PVC SAM Conservative
  Balanced Portfolio Class 1           3,135,209       --           3,135,209    115,287       3,019,922        3,135,209
PVC SAM Conservative
  Balanced Portfolio Class 2           3,476,585       --           3,476,585    217,283       3,259,302        3,476,585
PVC SAM Conservative Growth
  Portfolio Class 1                   17,121,727       --          17,121,727     26,251      17,095,476       17,121,727
PVC SAM Conservative Growth
  Portfolio Class 2                   16,899,421       --          16,899,421         --      16,899,421       16,899,421
PVC SAM Flexible Income
  Portfolio Class 1                    5,757,746       --           5,757,746     22,777       5,734,969        5,757,746
PVC SAM Flexible Income
  Portfolio Class 2                    5,957,226       --           5,957,226    101,053       5,856,173        5,957,226
PVC SAM Strategic Growth
  Portfolio Class 1                    3,831,504       --           3,831,504     23,315       3,808,189        3,831,504
PVC SAM Strategic Growth
  Portfolio Class 2                    7,050,266       --           7,050,266         --       7,050,266        7,050,266
PVC Short-Term Income
  Account Class 1                      1,601,410       --           1,601,410      3,516       1,597,894        1,601,410
PVC Short-Term Income
  Account Class 2                        776,345       --             776,345     28,226         748,119          776,345
PVC Small Cap Blend Account
  Class 1                                746,306       --             746,306      1,300         745,006          746,306
PVC Small Cap Blend Account
  Class 2                                407,370       --             407,370         --         407,370          407,370
SST SA Allocation Balanced
  Portfolio Class 3                  133,341,324       --         133,341,324         --     133,341,324      133,341,324
SST SA Allocation Growth
  Portfolio Class 3                   57,261,512       --          57,261,512         --      57,261,512       57,261,512
SST SA Allocation Moderate
  Growth Portfolio Class 3           213,552,544       --         213,552,544         --     213,552,544      213,552,544
SST SA Allocation Moderate
  Portfolio Class 3                  188,107,096       --         188,107,096    214,898     187,892,198      188,107,096
SST Asset Allocation Diversified
  Growth Portfolio Class 3            24,488,106       --          24,488,106         --      24,488,106       24,488,106
SST SA Mult-Managed
  Diversified Fixed Income
  Portfolio Class 3                      254,806       --             254,806         --         254,806          254,806
SST SA Mult-Managed
  International Equity Portfolio
  Class 3                                378,935       --             378,935         --         378,935          378,935
SST SA Mult-Managed Large
  Cap Growth Portfolio Class 3           147,016       --             147,016         --         147,016          147,016
SST SA Mult-Managed Large
  Cap Value Portfolio Class 3            158,154       --             158,154         --         158,154          158,154
SST SA Mult-Managed Mid Cap
  Growth Portfolio Class 3               385,834       --             385,834         --         385,834          385,834
SST SA Wellington Real Return
  Portfolio Class 3                  304,273,375       --         304,273,375     81,248     304,192,127      304,273,375
SST SA Columbia Focused
  Growth Portfolio Class 3               179,884       --             179,884         --         179,884          179,884
SST SA Columbia Focused Value
  Portfolio Class 3                       83,448       --              83,448         --          83,448           83,448
SST SA Multi-Managed Mid Cap
  Value Portfolio Class 3                331,327       --             331,327         --         331,327          331,327
SST SA Multi-Managed Small
  Cap Portfolio Class 3                  172,473       --             172,473         --         172,473          172,473
SST SA T. Rowe Price Growth
  Stock Portfolio Class 3                275,162       --             275,162         --         275,162          275,162
SAST Invesco VCP Value
  Portfolio Class 3                1,265,407,256       --       1,265,407,256     75,753   1,265,331,503    1,265,407,256
SAST SA AB Growth Portfolio
  Class 1                            178,356,404       --         178,356,404  1,562,466     176,793,938      178,356,404
SAST SA AB Growth Portfolio
  Class 2                             19,887,731       --          19,887,731     37,848      19,849,883       19,887,731
SAST SA AB Growth Portfolio
  Class 3                            107,720,106       --         107,720,106    365,155     107,354,951      107,720,106
SAST SA AB Small & Mid Cap
  Value Portfolio Class 2             14,272,200       --          14,272,200     23,359      14,248,841       14,272,200
SAST SA AB Small & Mid Cap
  Value Portfolio Class 3            417,732,726       --         417,732,726    453,982     417,278,744      417,732,726
SST SA Allocation Moderate
  Class 1                                 19,973       --              19,973         --          19,973           19,973
SST SA Allocation Moderate
  Growth Class 1                          35,910       --              35,910         --          35,910           35,910
SAST SA American Funds Asset
  Allocation Portfolio Class 1            82,743       --              82,743         --          82,743           82,743
SAST SA American Funds Asset
  Allocation Portfolio Class 3       509,770,442       --         509,770,442    201,862     509,568,580      509,770,442
SAST SA American Funds
  Global Growth Portfolio
  Class 3                            408,793,177       --         408,793,177    296,021     408,497,156      408,793,177
SAST SA American Funds
  Growth Portfolio Class 3           328,360,182       --         328,360,182    300,362     328,059,820      328,360,182
SAST SA American Funds
  Growth-Income Portfolio
  Class 3                            257,275,092       --         257,275,092    379,194     256,895,898      257,275,092
SAST SA American Funds VCP
  Managed Asset Allocation
  Portfolio Class 1                        6,092       --               6,092         --           6,092            6,092
SAST SA American Funds VCP
  Managed Asset Allocation
  Portfolio Class 3                1,465,252,211       --       1,465,252,211     74,030   1,465,178,181    1,465,252,211
SAST SA BlackRock VCP
  Global Multi Asset Portfolio
  Class 3                            637,444,039       --         637,444,039         --     637,444,039      637,444,039
SAST SA Boston Company
  Capital Growth Portfolio
  Class 1                              4,643,287       --           4,643,287     10,601       4,632,686        4,643,287
SAST SA Boston Company
  Capital Growth Portfolio
  Class 2                              1,409,011       --           1,409,011         --       1,409,011        1,409,011
SAST SA Boston Company
  Capital Growth Portfolio
  Class 3                             44,215,953       --          44,215,953     96,538      44,119,415       44,215,953
SAST SA Columbia Technology
  Portfolio Class 1                   12,769,743       --          12,769,743     15,672      12,754,071       12,769,743
SAST SA Columbia Technology
  Portfolio Class 2                    4,319,847       --           4,319,847        200       4,319,647        4,319,847
SAST SA Columbia Technology
  Portfolio Class 3                   45,653,006       --          45,653,006    280,527      45,372,479       45,653,006
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                   26,448,880       --          26,448,880    207,325      26,241,555       26,448,880

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017


                                                   Due from (to)               Contract                      Net Assets
                                                     Company's                 Owners -  Contract Owners - Attributable to
                                    Investments at    General                  Annuity     Accumulation    Contract Owner
Sub-accounts                          Fair Value   Account, Net   Net Assets   Reserves      Reserves         Reserves
------------                        -------------- ------------- ------------ ---------- ----------------- ---------------
SAST SA DFA Ultra Short Bond
  Portfolio Class 2                  $  6,436,847       $--      $  6,436,847 $   17,399   $  6,419,448     $  6,436,847
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                   145,166,212        --       145,166,212  2,336,893    142,829,319      145,166,212
SAST SA Dogs of Wall Street
  Portfolio Class 1                    27,695,274        --        27,695,274    346,316     27,348,958       27,695,274
SAST SA Dogs of Wall Street
  Portfolio Class 2                     6,220,861        --         6,220,861     39,200      6,181,661        6,220,861
SAST SA Dogs of Wall Street
  Portfolio Class 3                   118,646,939        --       118,646,939     20,778    118,626,161      118,646,939
SAST SA Federated Corporate
  Bond Portfolio Class 1               53,276,131        --        53,276,131    633,236     52,642,895       53,276,131
SAST SA Federated Corporate
  Bond Portfolio Class 2               15,464,857        --        15,464,857    484,169     14,980,688       15,464,857
SAST SA Federated Corporate
  Bond Portfolio Class 3              644,587,323        --       644,587,323    644,393    643,942,930      644,587,323
SAST SA Fixed Income Index
  Portfolio Class 3                     1,006,326        --         1,006,326         --      1,006,326        1,006,326
SAST SA Fixed Income
  Intermediate Index Portfolio
  Class 3                                 807,053        --           807,053         --        807,053          807,053
SAST SA Franklin Foreign
  Value Portfolio Class 2              13,450,684        --        13,450,684     65,536     13,385,148       13,450,684
SAST SA Franklin Foreign
  Value Portfolio Class 3             405,761,879        --       405,761,879    259,610    405,502,269      405,761,879
SAST SA Franklin Small
  Company Value Portfolio
  Class 3                             172,345,919        --       172,345,919     74,100    172,271,819      172,345,919
SAST SA Goldman Sachs Global
  Bond Portfolio Class 1               20,275,282        --        20,275,282    179,280     20,096,002       20,275,282
SAST SA Goldman Sachs Global
  Bond Portfolio Class 2                4,181,119        --         4,181,119      7,117      4,174,002        4,181,119
SAST SA Goldman Sachs Global
  Bond Portfolio Class 3              232,541,688        --       232,541,688     78,359    232,463,329      232,541,688
SAST SA Goldman Sachs Multi-
  Asset Insights Portfolio
  Class 3                                 684,988        --           684,988         --        684,988          684,988
SAST SA Index Allocation 60-40
  Portfolio Class 1                        36,553        --            36,553         --         36,553           36,553
SAST SA Index Allocation 60-40
  Portfolio Class 3                    24,151,784        --        24,151,784         --     24,151,784       24,151,784
SAST SA Index Allocation 80-20
  Portfolio Class 3                    60,146,364        --        60,146,364         --     60,146,364       60,146,364
SAST SA Index Allocation 90-10
  Portfolio Class 1                       139,833        --           139,833         --        139,833          139,833
SAST SA Index Allocation 90-10
  Portfolio Class 3                   169,041,332        --       169,041,332         --    169,041,332      169,041,332
SAST SA International Index
  Portfolio Class 3                       136,435        --           136,435         --        136,435          136,435
SAST SA Invesco Growth
  Opportunities Portfolio Class 1       7,644,244        --         7,644,244     20,113      7,624,131        7,644,244
SAST SA Invesco Growth
  Opportunities Portfolio Class 2       2,613,375        --         2,613,375     12,679      2,600,696        2,613,375
SAST SA Invesco Growth
  Opportunities Portfolio Class 3     138,642,573        --       138,642,573     80,012    138,562,561      138,642,573
SAST SA Janus Focused Growth
  Portfolio Class 1                    11,733,946        --        11,733,946    112,483     11,621,463       11,733,946
SAST SA Janus Focused Growth
  Portfolio Class 2                     9,363,245        --         9,363,245     41,127      9,322,118        9,363,245
SAST SA Janus Focused Growth
  Portfolio Class 3                    99,116,815        --        99,116,815     20,777     99,096,038       99,116,815
SAST SA JPMorgan Balanced
  Portfolio Class 1                    42,911,852        --        42,911,852    681,756     42,230,096       42,911,852
SAST SA JPMorgan Balanced
  Portfolio Class 2                     7,830,579        --         7,830,579      7,915      7,822,664        7,830,579
SAST SA JPMorgan Balanced
  Portfolio Class 3                   119,496,366        --       119,496,366    126,567    119,369,799      119,496,366
SAST SA JPMorgan Emerging
  Markets Portfolio Class 1            24,911,399        --        24,911,399     83,658     24,827,741       24,911,399
SAST SA JPMorgan Emerging
  Markets Portfolio Class 2             4,158,759        --         4,158,759     14,645      4,144,114        4,158,759
SAST SA JPMorgan Emerging
  Markets Portfolio Class 3           126,652,852        --       126,652,852    195,376    126,457,476      126,652,852
SAST SA JPMorgan Equity-
  Income Portfolio Class 1            123,687,488        --       123,687,488  1,876,534    121,810,954      123,687,488
SAST SA JPMorgan Equity-
  Income Portfolio Class 2              8,988,827        --         8,988,827     30,844      8,957,983        8,988,827
SAST SA JPMorgan Equity-
  Income Portfolio Class 3            140,944,540        --       140,944,540    294,843    140,649,697      140,944,540
SAST SA JPMorgan Global
  Equities Portfolio Class 1           41,995,898        --        41,995,898    245,870     41,750,028       41,995,898
SAST SA JPMorgan Global
  Equities Portfolio Class 2            3,790,728        --         3,790,728     15,452      3,775,276        3,790,728
SAST SA JPMorgan Global
  Equities Portfolio Class 3           30,823,302        --        30,823,302     32,838     30,790,464       30,823,302
SAST SA JPMorgan MFS Core
  Bond Portfolio Class 1               37,655,182        --        37,655,182    345,191     37,309,991       37,655,182
SAST SA JPMorgan MFS Core
  Bond Portfolio Class 2                6,341,421        --         6,341,421         --      6,341,421        6,341,421
SAST SA JPMorgan MFS Core
  Bond Portfolio Class 3              703,755,258        --       703,755,258    237,151    703,518,107      703,755,258
SAST SA JPMorgan Mid-Cap
  Growth Portfolio Class 1             33,512,190        --        33,512,190    502,562     33,009,628       33,512,190
SAST SA JPMorgan Mid-Cap
  Growth Portfolio Class 2             12,833,247        --        12,833,247     17,267     12,815,980       12,833,247
SAST SA JPMorgan Mid-Cap
  Growth Portfolio Class 3            112,694,882        --       112,694,882     41,557    112,653,325      112,694,882
SAST SA Large Cap Index
  Portfolio Class 3                     5,798,341        --         5,798,341         --      5,798,341        5,798,341
SAST SA Legg Mason BW
  Large Cap Value Portfolio
  Class 1                             345,232,161        --       345,232,161  2,561,193    342,670,968      345,232,161
SAST SA Legg Mason BW
  Large Cap Value Portfolio
  Class 2                              43,046,918        --        43,046,918    116,332     42,930,586       43,046,918
SAST SA Legg Mason BW
  Large Cap Value Portfolio
  Class 3                             413,453,388        --       413,453,388    566,461    412,886,927      413,453,388
SAST SA Legg Mason Tactical
  Opportunities Portfolio Class 1          23,851        --            23,851         --         23,851           23,851
SAST SA Legg Mason Tactical
  Opportunities Portfolio Class 3       2,912,461        --         2,912,461         --      2,912,461        2,912,461
SAST SA MFS Blue Chip
  Growth Portfolio Class 1              8,154,326        --         8,154,326     40,577      8,113,749        8,154,326
SAST SA MFS Blue Chip
  Growth Portfolio Class 2              2,793,112        --         2,793,112         --      2,793,112        2,793,112
SAST SA MFS Blue Chip
  Growth Portfolio Class 3             99,386,742        --        99,386,742    151,010     99,235,732       99,386,742
SAST SA MFS Massachusetts
  Investors Trust Portfolio
  Class 1                              49,594,539        --        49,594,539    607,578     48,986,961       49,594,539
SAST SA MFS Massachusetts
  Investors Trust Portfolio
  Class 2                               8,355,736        --         8,355,736     13,117      8,342,619        8,355,736
SAST SA MFS Massachusetts
  Investors Trust Portfolio
  Class 3                             261,223,335        --       261,223,335    129,506    261,093,829      261,223,335
SAST SA MFS Telecom Utility
  Portfolio Class 1                    11,206,865        --        11,206,865     92,133     11,114,732       11,206,865
SAST SA MFS Telecom Utility
  Portfolio Class 2                     1,227,250        --         1,227,250     11,834      1,215,416        1,227,250
SAST SA MFS Telecom Utility
  Portfolio Class 3                    22,400,428        --        22,400,428     49,695     22,350,733       22,400,428
SAST SA MFS Total Return
  Bond Portfolio Class 1              107,789,576        --       107,789,576    867,652    106,921,924      107,789,576
SAST SA MFS Total Return
  Bond Portfolio Class 2               28,831,401        --        28,831,401    105,072     28,726,329       28,831,401
SAST SA MFS Total Return
  Bond Portfolio Class 3              177,549,051        --       177,549,051    363,421    177,185,630      177,549,051
SAST SA Mid Cap Index
  Portfolio Class 3                       176,136        --           176,136         --        176,136          176,136
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                              30,148,322        --        30,148,322    323,684     29,824,638       30,148,322
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 2                              10,105,910        --        10,105,910     35,092     10,070,818       10,105,910

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017


                                                   Due from (to)                 Contract                      Net Assets
                                                     Company's                   Owners -  Contract Owners - Attributable to
                                    Investments at    General                    Annuity     Accumulation    Contract Owner
Sub-accounts                          Fair Value   Account, Net    Net Assets    Reserves      Reserves         Reserves
------------                        -------------- ------------- -------------- ---------- ----------------- ---------------
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                           $  123,218,042      $--      $  123,218,042 $  156,483  $  123,061,559   $  123,218,042
SAST SA Oppenheimer Main
  Street Large Cap Portfolio
  Class 1                               26,027,800       --          26,027,800    432,753      25,595,047       26,027,800
SAST SA Oppenheimer Main
  Street Large Cap Portfolio
  Class 2                                3,671,426       --           3,671,426      6,142       3,665,284        3,671,426
SAST SA Oppenheimer Main
  Street Large Cap Portfolio
  Class 3                               59,024,297       --          59,024,297     50,910      58,973,387       59,024,297
SAST SA PIMCO VCP Tactical
  Balanced Portfolio Class 3         1,173,983,269       --       1,173,983,269     75,352   1,173,907,917    1,173,983,269
SAST SA PineBridge High-Yield
  Bond Portfolio Class 1                38,016,279       --          38,016,279    480,366      37,535,913       38,016,279
SAST SA PineBridge High-Yield
  Bond Portfolio Class 2                 7,827,063       --           7,827,063     31,045       7,796,018        7,827,063
SAST SA PineBridge High-Yield
  Bond Portfolio Class 3               116,360,217       --         116,360,217    288,062     116,072,155      116,360,217
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                               29,412,803       --          29,412,803    228,531      29,184,272       29,412,803
SAST SA Putnam International
  Growth and Income Portfolio
  Class 2                                5,160,572       --           5,160,572     16,927       5,143,645        5,160,572
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                              115,766,412       --         115,766,412    200,787     115,565,625      115,766,412
SAST SA Pyramis Real Estate
  Portfolio Class 1                     23,652,055       --          23,652,055    123,316      23,528,739       23,652,055
SAST SA Pyramis Real Estate
  Portfolio Class 2                      5,498,633       --           5,498,633     19,083       5,479,550        5,498,633
SAST SA Pyramis Real Estate
  Portfolio Class 3                    182,914,559       --         182,914,559    208,603     182,705,956      182,914,559
SAST SA Schroders VCP Global
  Allocation Portfolio Class 1             165,195       --             165,195         --         165,195          165,195
SAST SA Schroder's VCP
  Global Allocation Portfolio
  Class 3                              532,884,307       --         532,884,307         --     532,884,307      532,884,307
SAST SA Small Cap Index
  Portfolio Class 3                        125,918       --             125,918         --         125,918          125,918
SAST SA T. Rowe Price Asset
  Allocation Growth Portfolio
  Class 3                                5,363,729       --           5,363,729         --       5,363,729        5,363,729
SAST SA T. Rowe Price VCP
  Balanced Portfolio Class 3           939,117,877       --         939,117,877      6,301     939,111,576      939,117,877
SAST SA VCP Dynamic
  Allocation Portfolio Class 1              33,454       --              33,454         --          33,454           33,454
SAST SA VCP Dynamic
  Allocation Portfolio Class 3       9,416,742,282       --       9,416,742,282  1,593,328   9,415,148,954    9,416,742,282
SAST SA VCP Dynamic Strategy
  Portfolio Class 1                         33,455       --              33,455         --          33,455           33,455
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                  6,014,279,127       --       6,014,279,127  1,176,182   6,013,102,945    6,014,279,127
SAST SA VCP Index Allocation
  Portfolio Class 3                      9,859,521       --           9,859,521         --       9,859,521        9,859,521
SAST SA WellsCap Aggressive
  Growth Portfolio Class 1              24,394,787       --          24,394,787    375,064      24,019,723       24,394,787
SAST SA WellsCap Aggressive
  Growth Portfolio Class 2               2,993,503       --           2,993,503        158       2,993,345        2,993,503
SAST SA WellsCap Aggressive
  Growth Portfolio Class 3              25,328,561       --          25,328,561     10,571      25,317,990       25,328,561
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1              40,191,723       --          40,191,723    437,774      39,753,949       40,191,723
SAST SA WellsCap Fundamental
  Growth Portfolio Class 2               2,394,692       --           2,394,692        200       2,394,492        2,394,692
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3              59,517,003       --          59,517,003     85,751      59,431,252       59,517,003
VALIC Company I Global Social
  Awareness Fund                           979,815       --             979,815         --         979,815          979,815
VALIC Company I International
  Equities Index Fund                    4,727,345       --           4,727,345         --       4,727,345        4,727,345
VALIC Company I Mid Cap
  Index Fund                             3,780,228       --           3,780,228         --       3,780,228        3,780,228
VALIC Company I Nasdaq-100
  Index Fund                             2,472,309       --           2,472,309         --       2,472,309        2,472,309
VALIC Company I Small Cap
  Index Fund                             3,155,328       --           3,155,328         --       3,155,328        3,155,328
VALIC Company I Stock Index
  Fund                                  11,281,677       --          11,281,677         --      11,281,677       11,281,677

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2017


                                                                            Net Asset
                                                                            Value per Shares at Fair Cost of Shares
Sub-accounts                                                       Shares     Share       Value           Held      Level*
------------                                                     ---------- --------- -------------- -------------- ------
American Funds Asset Allocation Fund Class 2                      2,707,943  $23.49    $ 63,609,571   $ 50,852,585    1
American Funds Asset Allocation Fund Class 3                      1,587,765   23.73      37,677,673     30,172,984    1
American Funds Global Growth Fund Class 2                         6,086,100   30.24     184,043,666    147,145,994    1
American Funds Growth Fund Class 2                                3,483,272   77.35     269,431,096    221,261,447    1
American Funds Growth Fund Class 3                                2,702,445   78.32     211,655,455    174,136,399    1
American Funds Growth-Income Fund Class 2                         5,235,942   49.71     260,278,687    219,061,698    1
American Funds Growth-Income Fund Class 3                         3,329,693   50.29     167,450,242    141,877,908    1
American Funds High-Income Bond Fund Class 3                      1,182,539   10.23      12,097,375     12,427,702    1
American Funds Insurance Series Capital Income Builder Class 4      155,215   10.38       1,611,137      1,516,709    1
American Funds International Fund Class 3                         1,437,325   21.75      31,261,822     27,042,123    1
American Funds U.S. Government AAA-Rated Securities Fund
  Class 3                                                           844,115   12.11      10,222,233     10,539,252    1
American Funds Ultra-Short Bond Fund Class 3                        375,973   11.12       4,180,825      4,176,727    1
AST SA BlackRock Multi-Asset Income Portfolio Class 1                   935    6.51           6,091          6,063    1
AST SA BlackRock Multi-Asset Income Portfolio Class 3             2,571,675    6.45      16,582,698     16,526,978    1
AST SA Edge Asset Allocation Portfolio Class 1                    6,246,836   14.27      89,143,380     85,618,403    1
AST SA Edge Asset Allocation Portfolio Class 2                      374,269   14.25       5,333,892      5,124,394    1
AST SA Edge Asset Allocation Portfolio Class 3                    3,094,746   14.15      43,796,259     44,442,233    1
AST SA Wellington Capital Appreciation Portfolio Class 1          6,191,902   46.76     289,531,323    254,957,764    1
AST SA Wellington Capital Appreciation Portfolio Class 2            969,240   44.85      43,466,909     38,839,579    1
AST SA Wellington Capital Appreciation Portfolio Class 3          9,920,113   43.62     432,692,185    404,880,650    1
AST SA Wellington Government and Quality Bond Portfolio Class 1   3,795,841   15.04      57,076,950     57,404,683    1
AST SA Wellington Government and Quality Bond Portfolio Class 2   1,484,708   15.07      22,378,418     22,434,466    1
AST SA Wellington Government and Quality Bond Portfolio Class 3  33,988,925   15.00     509,688,431    513,447,584    1
AST SA Wellington Growth Portfolio Class 1                        2,090,887   31.11      65,049,649     44,195,751    1
AST SA Wellington Growth Portfolio Class 2                          529,779   31.15      16,502,563     12,146,666    1
AST SA Wellington Growth Portfolio Class 3                        2,756,287   31.07      85,644,992     63,324,778    1
AST SA Wellington Multi-Asset Income Portfolio Class 3            1,504,841    8.12      12,218,739     11,709,165    1
AST SA Wellington Natural Resources Portfolio Class 1             1,103,833   20.54      22,674,292     27,630,905    1
AST SA Wellington Natural Resources Portfolio Class 2               249,167   20.51       5,109,420      5,347,843    1
AST SA Wellington Natural Resources Portfolio Class 3             3,242,572   20.40      66,140,638     57,050,359    1
BlackRock Global Allocation V.I. Fund Class III                     171,450   14.84       2,544,314      2,379,954    1
BlackRock iShares Alternative Strategies V.I. Fund Class III        107,001   11.10       1,187,714      1,113,816    1
BlackRock iShares Dynamic Allocation V.I. Fund Class III             63,554   11.09         704,813        654,087    1
BlackRock iShares Dynamic Fixed Income V.I. Fund Class III           35,257   10.02         353,270        353,841    1
BlackRock iShares Equity Appreciation V.I. Fund Class III            15,112   11.71         176,957        152,406    1
Columbia VP Asset Allocation Fund Class 1                            51,414   16.17         831,361        611,087    1
Columbia VP Dividend Opportunity Fund Class 1                        75,694   25.30       1,915,068        988,895    1
Columbia VP Emerging Markets Bond Fund Class 2                          527   10.15           5,346          4,981    1
Columbia VP Income Opportunities Fund Class 1                     1,553,293    7.56      11,742,899     12,568,892    1
Columbia VP Large Cap Growth Fund Class 1                         1,457,056   16.76      24,420,259     18,285,746    1
Columbia VP Limited Duration Credit Fund Class 2                     14,429    9.40         135,631        136,492    1
Columbia VP Loomis Sayles Growth Fund Class 1                        64,977   29.20       1,897,331      1,358,242    1
Columbia VP Mid Cap Growth Opportunity Fund Class 1                  15,147   25.79         390,642        240,691    1
Columbia VP Select International Equity Class 2                      90,009   15.62       1,405,945      1,144,491    1
Columbia VP Small Company Growth Fund Class 1                        40,678   18.71         761,082        521,667    1
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2         6,513,779    7.39      48,136,825     46,038,776    1
FTVIP Franklin Income VIP Fund Class 2                            9,063,752   16.17     146,560,863    140,629,006    1
FTVIP Franklin Strategic Income VIP Fund Class 2                    108,503   10.80       1,171,835      1,169,047    1
Goldman Sachs VIT Global Trends Allocation Fund Service Class         4,254   12.45          52,958         48,879    1
Goldman Sachs VIT Government Money Market Fund Institutional
  Shares                                                             19,973    1.00          19,973         19,973    1
Goldman Sachs VIT Government Money Market Fund Service Class     50,845,358    1.00      50,845,358     50,845,364    1
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor
  Class                                                              94,265    9.36         882,319        876,526    1
Goldman Sachs VIT Strategic Income Fund Advisor Class                10,480    8.84          92,641         95,809    1
Invesco V.I. American Franchise Fund Series II                      352,545   60.80      21,434,759     16,616,783    1
Invesco V.I. Balanced-Risk Allocation Fund Series II                 60,339   11.17         673,985        669,386    1
Invesco V.I. Comstock Fund Series II                             15,898,057   20.54     326,546,085    234,075,689    1
Invesco V.I. Growth and Income Fund Series II                    20,192,591   22.66     457,564,123    411,419,239    1
Ivy Funds VIP Asset Strategy Class A                                 38,942    9.37         364,798        335,432    1
Lord Abbett Fund Bond Debenture Portfolio Class VC                   93,689   12.38       1,159,872      1,133,022    1
Lord Abbett Fund Fundamental Equity Portfolio Class VC               15,207   18.86         286,796        279,527    1
Lord Abbett Fund Growth and Income Portfolio Class VC             5,357,648   37.15     199,036,637    149,700,369    1
Lord Abbett Fund Mid Cap Stock Portfolio Class VC                   711,588   24.51      17,441,023     13,628,212    1
Lord Abbett Fund Short Duration Portfolio Class VC                   84,533   14.38       1,215,588      1,244,997    1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2017


                                                                           Net Asset
                                                                           Value per Shares at Fair Cost of Shares
Sub-accounts                                                      Shares     Share       Value           Held      Level*
------------                                                    ---------- --------- -------------- -------------- ------
Morgan Stanley VIF Global Infrastructure Portfolio II Class II
  Shares                                                           137,775  $ 7.85   $    1,081,536 $    1,043,548   1
Neuberger Berman AMT Absolute Return Multi-Manager Fund
  Portfolio S Class                                                 88,091    9.90          872,098        842,215   1
PIMCO VIT All Asset Portfolio Advisor Class                          3,300   10.97           36,196         33,282   1
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class             14,525   13.14          190,856        190,287   1
PIMCO VIT Unconstrained Bond Portfolio Advisor Class                84,712   10.54          892,864        855,817   1
PVC Diversified International Account Class 1                       51,534   17.01          876,588        512,255   1
PVC Diversified International Account Class 2                       18,882   17.14          323,635        229,633   1
PVC Equity Income Account Class 1                                  537,576   26.08       14,019,976      9,946,991   1
PVC Equity Income Account Class 2                                  329,408   25.87        8,521,794      5,508,197   1
PVC Government & High Quality Bond Account Class 1                 220,603    9.76        2,153,085      2,281,620   1
PVC Government & High Quality Bond Account Class 2                  83,278    9.75          811,965        859,878   1
PVC Income Account Class 1                                         373,905   10.39        3,884,877      3,882,085   1
PVC Income Account Class 2                                         176,689   10.35        1,828,733      1,787,492   1
PVC LargeCap Growth Account Class 1                                 19,820   32.79          649,905        307,624   1
PVC LargeCap Growth Account Class 2                                 15,402   32.63          502,580        228,864   1
PVC Mid Cap Blend Acct Class 1                                      33,774   59.42        2,006,847      1,548,779   1
PVC Mid Cap Blend Acct Class 2                                      13,163   59.06          777,389        616,893   1
PVC Principal Capital Appreciation Account Class 1                 373,131   28.54       10,649,159      8,240,314   1
PVC Principal Capital Appreciation Account Class 2                  77,209   28.26        2,181,936      1,671,094   1
PVC Real Estate Securities Account Class 1                          19,422   20.62          400,477        323,451   1
PVC Real Estate Securities Account Class 2                          13,578   20.70          281,058        217,715   1
PVC SAM Balanced Portfolio Class 1                               2,039,865   15.89       32,413,454     30,364,641   1
PVC SAM Balanced Portfolio Class 2                               1,817,653   15.72       28,573,506     27,597,775   1
PVC SAM Conservative Balanced Portfolio Class 1                    254,275   12.33        3,135,209      2,956,081   1
PVC SAM Conservative Balanced Portfolio Class 2                    285,200   12.19        3,476,585      3,379,991   1
PVC SAM Conservative Growth Portfolio Class 1                      862,121   19.86       17,121,727     14,020,202   1
PVC SAM Conservative Growth Portfolio Class 2                      862,215   19.60       16,899,421     14,619,044   1
PVC SAM Flexible Income Portfolio Class 1                          444,614   12.95        5,757,746      5,458,765   1
PVC SAM Flexible Income Portfolio Class 2                          464,320   12.83        5,957,226      5,700,229   1
PVC SAM Strategic Growth Portfolio Class 1                         176,404   21.72        3,831,504      3,191,971   1
PVC SAM Strategic Growth Portfolio Class 2                         328,531   21.46        7,050,266      6,016,922   1
PVC Short-Term Income Account Class 1                              628,004    2.55        1,601,410      1,607,886   1
PVC Short-Term Income Account Class 2                              306,856    2.53          776,345        781,637   1
PVC Small Cap Blend Account Class 1                                 43,644   17.10          746,306        648,624   1
PVC Small Cap Blend Account Class 2                                 23,893   17.05          407,370        354,724   1
SST SA Allocation Balanced Portfolio Class 3                    12,226,890   10.91      133,341,324    138,055,938   1
SST SA Allocation Growth Portfolio Class 3                       3,949,413   14.50       57,261,512     52,196,314   1
SST SA Allocation Moderate Growth Portfolio Class 3             18,087,541   11.81      213,552,544    205,183,971   1
SST SA Allocation Moderate Portfolio Class 3                    16,117,603   11.67      188,107,096    181,593,204   1
SST Asset Allocation Diversified Growth Portfolio Class 3        1,989,843   12.31       24,488,106     24,849,486   1
SST SA Mult-Managed Diversified Fixed Income Portfolio
  Class 3                                                           21,878   11.65          254,806        257,818   1
SST SA Mult-Managed International Equity Portfolio Class 3          38,837    9.76          378,935        336,124   1
SST SA Mult-Managed Large Cap Growth Portfolio Class 3              10,093   14.57          147,016        132,339   1
SST SA Mult-Managed Large Cap Value Portfolio Class 3                9,194   17.20          158,154        146,592   1
SST SA Mult-Managed Mid Cap Growth Portfolio Class 3                22,507   17.14          385,834        360,352   1
SST SA Wellington Real Return Portfolio Class 3                 31,726,295    9.59      304,273,375    311,318,993   1
SST SA Columbia Focused Growth Portfolio Class 3                    18,688    9.63          179,884        171,442   1
SST SA Columbia Focused Value Portfolio Class 3                      3,962   21.06           83,448         72,846   1
SST SA Multi-Managed Mid Cap Value Portfolio Class 3                19,461   17.03          331,327        328,859   1
SST SA Multi-Managed Small Cap Portfolio Class 3                    12,615   13.67          172,473        165,499   1
SST SA T. Rowe Price Growth Stock Portfolio Class 3                 10,920   25.20          275,162        264,579   1
SAST Invesco VCP Value Portfolio Class 3                        93,048,832   13.60    1,265,407,256  1,101,331,787   1
SAST SA AB Growth Portfolio Class 1                              3,999,565   44.59      178,356,404    121,077,117   1
SAST SA AB Growth Portfolio Class 2                                448,452   44.35       19,887,731     12,579,689   1
SAST SA AB Growth Portfolio Class 3                              2,454,897   43.88      107,720,106     80,031,368   1
SAST SA AB Small & Mid Cap Value Portfolio Class 2                 739,822   19.29       14,272,200     13,142,101   1
SAST SA AB Small & Mid Cap Value Portfolio Class 3              21,821,388   19.14      417,732,726    390,714,497   1
SST SA Allocation Moderate Class 1                                   1,708   11.69           19,973         19,958   1
SST SA Allocation Moderate Growth Class 1                            3,035   11.83           35,910         36,095   1
SAST SA American Funds Asset Allocation Portfolio Class 1            5,570   14.85           82,743         82,269   1
SAST SA American Funds Asset Allocation Portfolio Class 3       34,414,673   14.81      509,770,442    468,213,639   1
SAST SA American Funds Global Growth Portfolio Class 3          31,230,451   13.09      408,793,177    379,756,572   1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2017


                                                                        Net Asset
                                                                        Value per Shares at Fair Cost of Shares
Sub-accounts                                                  Shares      Share       Value           Held      Level*
------------                                                ----------- --------- -------------- -------------- ------
SAST SA American Funds Growth Portfolio Class 3              25,034,780  $13.12   $  328,360,182 $  297,782,358   1
SAST SA American Funds Growth-Income Portfolio Class 3       19,866,987   12.95      257,275,092    237,444,509   1
SAST SA American Funds VCP Managed Asset Allocation
  Portfolio Class 1                                                 424   14.37            6,092          6,044   1
SAST SA American Funds VCP Managed Asset Allocation
  Portfolio Class 3                                         102,242,330   14.33    1,465,252,211  1,291,202,136   1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3   54,721,666   11.65      637,444,039    583,852,380   1
SAST SA Boston Company Capital Growth Portfolio Class 1         275,426   16.86        4,643,287      2,732,722   1
SAST SA Boston Company Capital Growth Portfolio Class 2          84,763   16.62        1,409,011        780,673   1
SAST SA Boston Company Capital Growth Portfolio Class 3       2,687,774   16.45       44,215,953     27,896,153   1
SAST SA Columbia Technology Portfolio Class 1                 1,816,430    7.03       12,769,743      8,020,736   1
SAST SA Columbia Technology Portfolio Class 2                   631,092    6.85        4,319,847      2,452,345   1
SAST SA Columbia Technology Portfolio Class 3                 6,785,150    6.73       45,653,006     36,194,878   1
SAST SA DFA Ultra Short Bond Portfolio Class 1                2,502,948   10.57       26,448,880     26,388,714   1
SAST SA DFA Ultra Short Bond Portfolio Class 2                  616,405   10.44        6,436,847      6,426,462   1
SAST SA DFA Ultra Short Bond Portfolio Class 3               14,021,456   10.35      145,166,212    144,895,098   1
SAST SA Dogs of Wall Street Portfolio Class 1                 1,907,191   14.52       27,695,274     21,545,697   1
SAST SA Dogs of Wall Street Portfolio Class 2                   429,154   14.50        6,220,861      4,835,511   1
SAST SA Dogs of Wall Street Portfolio Class 3                 8,245,518   14.39      118,646,939    108,532,339   1
SAST SA Federated Corporate Bond Portfolio Class 1            3,950,129   13.49       53,276,131     51,189,849   1
SAST SA Federated Corporate Bond Portfolio Class 2            1,147,273   13.48       15,464,857     15,415,554   1
SAST SA Federated Corporate Bond Portfolio Class 3           48,111,905   13.40      644,587,323    644,646,340   1
SAST SA Fixed Income Index Portfolio Class 3                     98,178   10.25        1,006,326      1,003,264   1
SAST SA Fixed Income Intermediate Index Portfolio Class 3        81,141    9.95          807,053        807,568   1
SAST SA Franklin Foreign Value Portfolio Class 2                793,403   16.95       13,450,684     11,474,700   1
SAST SA Franklin Foreign Value Portfolio Class 3             24,003,593   16.90      405,761,879    346,063,455   1
SAST SA Franklin Small Company Value Portfolio Class 3        7,331,838   23.51      172,345,919    152,727,499   1
SAST SA Goldman Sachs Global Bond Portfolio Class 1           1,808,366   11.21       20,275,282     21,570,584   1
SAST SA Goldman Sachs Global Bond Portfolio Class 2             376,239   11.11        4,181,119      4,319,286   1
SAST SA Goldman Sachs Global Bond Portfolio Class 3          21,131,002   11.00      232,541,688    235,157,197   1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio
  Class 3                                                        66,702   10.27          684,988        680,726   1
SAST SA Index Allocation 60-40 Portfolio Class 1                  3,333   10.97           36,553         36,844   1
SAST SA Index Allocation 60-40 Portfolio Class 3              2,202,432   10.97       24,151,784     23,390,482   1
SAST SA Index Allocation 80-20 Portfolio Class 3              5,342,881   11.26       60,146,364     57,660,485   1
SAST SA Index Allocation 90-10 Portfolio Class 1                 12,259   11.41          139,833        140,054   1
SAST SA Index Allocation 90-10 Portfolio Class 3             14,822,726   11.40      169,041,332    161,150,193   1
SAST SA International Index Portfolio Class 3                    11,820   11.54          136,435        136,389   1
SAST SA Invesco Growth Opportunities Portfolio Class 1          833,599    9.17        7,644,244      7,244,045   1
SAST SA Invesco Growth Opportunities Portfolio Class 2          296,263    8.82        2,613,375      2,433,214   1
SAST SA Invesco Growth Opportunities Portfolio Class 3       16,091,795    8.62      138,642,573    128,048,131   1
SAST SA Janus Focused Growth Portfolio Class 1                  865,916   13.55       11,733,946      9,712,698   1
SAST SA Janus Focused Growth Portfolio Class 2                  705,759   13.27        9,363,245      6,742,885   1
SAST SA Janus Focused Growth Portfolio Class 3                7,588,618   13.06       99,116,815     87,679,517   1
SAST SA JPMorgan Balanced Portfolio Class 1                   2,105,400   20.38       42,911,852     36,159,204   1
SAST SA JPMorgan Balanced Portfolio Class 2                     384,919   20.34        7,830,579      6,900,258   1
SAST SA JPMorgan Balanced Portfolio Class 3                   5,896,533   20.27      119,496,366    115,527,393   1
SAST SA JPMorgan Emerging Markets Portfolio Class 1           2,684,037    9.28       24,911,399     18,900,521   1
SAST SA JPMorgan Emerging Markets Portfolio Class 2             450,319    9.24        4,158,759      3,457,946   1
SAST SA JPMorgan Emerging Markets Portfolio Class 3          13,824,566    9.16      126,652,852     99,820,028   1
SAST SA JPMorgan Equity-Income Portfolio Class 1              3,441,162   35.94      123,687,488     81,789,361   1
SAST SA JPMorgan Equity-Income Portfolio Class 2                250,348   35.91        8,988,827      6,262,044   1
SAST SA JPMorgan Equity-Income Portfolio Class 3              3,942,876   35.75      140,944,540    116,014,953   1
SAST SA JPMorgan Global Equities Portfolio Class 1            1,806,461   23.25       41,995,898     25,046,391   1
SAST SA JPMorgan Global Equities Portfolio Class 2              163,421   23.20        3,790,728      2,358,421   1
SAST SA JPMorgan Global Equities Portfolio Class 3            1,335,639   23.08       30,823,302     22,746,576   1
SAST SA JPMorgan MFS Core Bond Portfolio Class 1              4,206,296    8.95       37,655,182     37,725,263   1
SAST SA JPMorgan MFS Core Bond Portfolio Class 2                710,864    8.92        6,341,421      6,476,847   1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3             79,416,185    8.86      703,755,258    709,648,254   1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1             1,817,396   18.44       33,512,190     25,005,287   1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2               718,994   17.85       12,833,247      9,057,152   1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3             6,441,810   17.49      112,694,882     97,753,452   1
SAST SA Large Cap Index Portfolio Class 3                       259,713   22.33        5,798,341      5,810,962   1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1      15,309,437   22.55      345,232,161    331,094,066   1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 2       1,908,763   22.55       43,046,918     40,786,638   1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2017


                                                                         Net Asset
                                                                         Value per Shares at Fair Cost of Shares
Sub-accounts                                                   Shares      Share       Value           Held      Level*
------------                                                 ----------- --------- -------------- -------------- ------
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3       18,431,307  $22.43   $  413,453,388 $  402,610,235   1
SAST SA Legg Mason Tactical Opportunities Portfolio Class 1        2,320   10.28           23,851         23,895   1
SAST SA Legg Mason Tactical Opportunities Portfolio Class 3      283,327   10.28        2,912,461      2,889,155   1
SAST SA MFS Blue Chip Growth Portfolio Class 1                   621,137   13.13        8,154,326      6,106,475   1
SAST SA MFS Blue Chip Growth Portfolio Class 2                   213,504   13.08        2,793,112      1,754,309   1
SAST SA MFS Blue Chip Growth Portfolio Class 3                 7,645,398   13.00       99,386,742     72,922,797   1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1    2,049,922   24.19       49,594,539     31,973,706   1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2      345,197   24.21        8,355,736      6,103,122   1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3   10,844,848   24.09      261,223,335    188,876,766   1
SAST SA MFS Telecom Utility Portfolio Class 1                    738,692   15.17       11,206,865      9,064,422   1
SAST SA MFS Telecom Utility Portfolio Class 2                     80,721   15.20        1,227,250      1,058,055   1
SAST SA MFS Telecom Utility Portfolio Class 3                  1,480,835   15.13       22,400,428     21,327,454   1
SAST SA MFS Total Return Bond Portfolio Class 1                5,535,617   19.47      107,789,576     89,053,683   1
SAST SA MFS Total Return Bond Portfolio Class 2                1,479,715   19.48       28,831,401     23,926,125   1
SAST SA MFS Total Return Bond Portfolio Class 3                9,139,068   19.43      177,549,051    157,784,475   1
SAST SA Mid Cap Index Portfolio Class 3                           15,728   11.20          176,136        174,111   1
SAST SA Morgan Stanley International Equities Portfolio
  Class 1                                                      2,760,093   10.92       30,148,322     25,509,314   1
SAST SA Morgan Stanley International Equities Portfolio
  Class 2                                                        929,077   10.88       10,105,910      8,120,647   1
SAST SA Morgan Stanley International Equities Portfolio
  Class 3                                                     11,351,950   10.85      123,218,042    103,962,331   1
SAST SA Oppenheimer Main Street Large Cap Portfolio
  Class 1                                                      1,147,576   22.68       26,027,800     14,442,061   1
SAST SA Oppenheimer Main Street Large Cap Portfolio
  Class 2                                                        161,937   22.67        3,671,426      1,967,080   1
SAST SA Oppenheimer Main Street Large Cap Portfolio
  Class 3                                                      2,613,437   22.58       59,024,297     44,885,472   1
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3         95,565,990   12.28    1,173,983,269  1,042,374,824   1
SAST SA PineBridge High-Yield Bond Portfolio Class 1           6,606,906    5.75       38,016,279     37,715,601   1
SAST SA PineBridge High-Yield Bond Portfolio Class 2           1,361,156    5.75        7,827,063      7,860,496   1
SAST SA PineBridge High-Yield Bond Portfolio Class 3          20,354,271    5.72      116,360,217    116,045,797   1
SAST SA Putnam International Growth and Income Portfolio
  Class 1                                                      2,624,935   11.21       29,412,803     27,168,441   1
SAST SA Putnam International Growth and Income Portfolio
  Class 2                                                        458,303   11.26        5,160,572      3,919,400   1
SAST SA Putnam International Growth and Income Portfolio
  Class 3                                                     10,308,346   11.23      115,766,412     83,834,072   1
SAST SA Pyramis Real Estate Portfolio Class 1                  1,781,079   13.28       23,652,055     24,124,264   1
SAST SA Pyramis Real Estate Portfolio Class 2                    415,166   13.24        5,498,633      5,695,193   1
SAST SA Pyramis Real Estate Portfolio Class 3                 13,906,799   13.15      182,914,559    201,000,443   1
SAST SA Schroders VCP Global Allocation Portfolio Class 1         13,603   12.14          165,195        164,713   1
SAST SA Schroder's VCP Global Allocation Portfolio Class 3    44,021,213   12.11      532,884,307    479,237,495   1
SAST SA Small Cap Index Portfolio Class 3                         11,093   11.35          125,918        126,153   1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio
  Class 3                                                        521,329   10.29        5,363,729      5,327,177   1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3          74,206,392   12.66      939,117,877    814,192,749   1
SAST SA VCP Dynamic Allocation Portfolio Class 1                   2,349   14.24           33,454         32,386   1
SAST SA VCP Dynamic Allocation Portfolio Class 3             662,795,056   14.21    9,416,742,282  8,038,435,883   1
SAST SA VCP Dynamic Strategy Portfolio Class 1                     2,356   14.20           33,455         32,388   1
SAST SA VCP Dynamic Strategy Portfolio Class 3               424,609,034   14.16    6,014,279,127  5,234,072,066   1
SAST SA VCP Index Allocation Portfolio Class 3                   950,396   10.37        9,859,521      9,725,513   1
SAST SA WellsCap Aggressive Growth Portfolio Class 1           1,094,766   22.28       24,394,787     14,217,358   1
SAST SA WellsCap Aggressive Growth Portfolio Class 2             136,543   21.92        2,993,503      1,578,314   1
SAST SA WellsCap Aggressive Growth Portfolio Class 3           1,170,459   21.64       25,328,561     18,603,797   1
SAST SA WellsCap Fundamental Growth Portfolio Class 1          1,525,946   26.34       40,191,723     30,669,902   1
SAST SA WellsCap Fundamental Growth Portfolio Class 2             93,114   25.72        2,394,692      1,735,334   1
SAST SA WellsCap Fundamental Growth Portfolio Class 3          2,356,381   25.26       59,517,003     45,413,478   1
VALIC Company I Global Social Awareness Fund                      37,128   26.39          979,815        828,618   1
VALIC Company I International Equities Index Fund                617,147    7.66        4,727,345      4,017,486   1
VALIC Company I Mid Cap Index Fund                               128,492   29.42        3,780,228      3,380,931   1
VALIC Company I Nasdaq-100 Index Fund                            184,226   13.42        2,472,309      1,946,527   1
VALIC Company I Small Cap Index Fund                             138,331   22.81        3,155,328      2,739,525   1
VALIC Company I Stock Index Fund                                 276,444   40.81       11,281,677      9,708,180   1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS



                                                           American     American     American
                                                         Funds Asset  Funds Asset  Funds Global    American      American
                                                          Allocation   Allocation  Growth Fund   Funds Growth  Funds Growth
                                                         Fund Class 2 Fund Class 3   Class 2     Fund Class 2  Fund Class 3
                                                         ------------ ------------ ------------  ------------  ------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $   946,843  $   576,632  $  1,149,747  $  1,289,797  $  1,125,003
   Mortality and expense risk and administrative
     charges                                                (967,779)    (479,347)   (2,810,069)   (4,136,527)   (2,615,196)
                                                         -----------  -----------  ------------  ------------  ------------
   Net investment income (loss)                              (20,936)      97,285    (1,660,322)   (2,846,730)   (1,490,193)
   Net realized gain (loss)                                2,820,493    1,255,036     8,559,280    12,350,041     4,452,173
   Capital gain distribution from mutual funds             2,880,928    1,669,196     5,399,230    25,204,930    18,960,046
   Change in unrealized appreciation (depreciation)
     of investments                                        2,847,976    2,037,218    33,636,153    26,434,136    25,203,625
                                                         -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from operations          8,528,461    5,058,735    45,934,341    61,142,377    47,125,651
                                                         -----------  -----------  ------------  ------------  ------------
From contract transactions:
   Payments received from contract owners                    942,185      142,697       741,842     1,071,927       191,143
   Payments for contract benefits or terminations         (6,945,740)  (3,259,414)  (23,231,802)  (32,740,186)  (15,639,123)
   Transfers between sub-accounts (including fixed
     account), net                                          (202,332)     525,826    (5,307,598)   (6,410,395)   (3,491,681)
   Contract maintenance charges                              (47,802)     (10,016)     (315,109)     (377,589)      (48,610)
   Adjustments to net assets allocated to contracts in
     payout period                                               731       11,530        (2,494)        4,295       222,818
                                                         -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                            (6,252,958)  (2,589,377)  (28,115,161)  (38,451,948)  (18,765,453)
                                                         -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets                          2,275,503    2,469,358    17,819,180    22,690,429    28,360,198
Net assets at beginning of period                         61,334,068   35,208,315   166,224,486   246,740,667   183,295,257
                                                         -----------  -----------  ------------  ------------  ------------
Net assets at end of period                              $63,609,571  $37,677,673  $184,043,666  $269,431,096  $211,655,455
                                                         ===========  ===========  ============  ============  ============
Beginning units                                            2,492,696      470,444     5,013,782     7,384,493       586,505
Units issued                                                 115,255       21,807       124,152       173,825         3,857
Units redeemed                                              (349,311)     (53,700)     (848,786)   (1,173,199)      (55,988)
                                                         -----------  -----------  ------------  ------------  ------------
Ending units                                               2,258,640      438,551     4,289,148     6,385,119       534,374
                                                         ===========  ===========  ============  ============  ============
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $   969,292  $   574,867  $  1,542,341  $  1,871,053  $  1,482,220
   Mortality and expense risk and administrative
     charges                                                (945,849)    (464,061)   (2,728,592)   (3,894,318)   (2,366,736)
                                                         -----------  -----------  ------------  ------------  ------------
   Net investment income (loss)                               23,443      110,806    (1,186,251)   (2,023,265)     (884,516)
   Net realized gain (loss)                                2,265,471    1,063,875     5,025,443     7,681,493     2,634,447
   Capital gain distribution from mutual funds             1,504,678      864,363    14,898,514    22,365,409    16,335,680
   Change in unrealized appreciation (depreciation)
     of investments                                          786,066      728,788   (21,095,866)  (10,017,251)   (4,181,994)
                                                         -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from operations          4,579,658    2,767,832    (2,358,160)   18,006,386    13,903,617
                                                         -----------  -----------  ------------  ------------  ------------
From contract transactions:
   Payments received from contract owners                    787,046        7,254       865,627       823,465       472,060
   Payments for contract benefits or terminations         (8,006,063)  (3,212,571)  (23,558,445)  (32,021,733)  (18,699,474)
   Transfers between sub-accounts (including fixed
     account), net                                           294,204     (582,382)   (3,001,181)   (5,728,662)   (6,227,646)
   Contract maintenance charges                              (50,964)     (10,890)     (364,318)     (419,291)      (52,914)
   Adjustments to net assets allocated to contracts in
     payout period                                           (18,155)       7,851         2,948        18,769       253,676
                                                         -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                            (6,993,932)  (3,790,738)  (26,055,369)  (37,327,452)  (24,254,298)
                                                         -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets                         (2,414,274)  (1,022,906)  (28,413,529)  (19,321,066)  (10,350,681)
Net assets at beginning of period                         63,748,342   36,231,221   194,638,015   266,061,733   193,645,938
                                                         -----------  -----------  ------------  ------------  ------------
Net assets at end of period                              $61,334,068  $35,208,315  $166,224,486  $246,740,667  $183,295,257
                                                         ===========  ===========  ============  ============  ============
Beginning units                                            2,791,383      523,181     5,814,880     8,582,423       670,078
Units issued                                                 111,371       12,366       202,834       200,481        10,911
Units redeemed                                              (410,058)     (65,103)   (1,003,932)   (1,398,411)      (94,484)
                                                         -----------  -----------  ------------  ------------  ------------
Ending units                                               2,492,696      470,444     5,013,782     7,384,493       586,505
                                                         ===========  ===========  ============  ============  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                   American
                                                                                                     Funds
                                                                                                   Insurance
                                                                                                    Series
                                                           American      American      American     Capital     American
                                                         Funds Growth- Funds Growth- Funds High-    Income        Funds
                                                          Income Fund   Income Fund  Income Bond    Builder   International
                                                            Class 2       Class 3    Fund Class 3   Class 4   Fund Class 3
                                                         ------------- ------------- ------------ ----------  -------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $  3,465,096  $  2,291,443  $   805,189  $   34,868   $   384,785
   Mortality and expense risk and administrative
     charges                                               (4,006,712)   (2,110,334)    (167,773)    (15,494)     (386,247)
                                                         ------------  ------------  -----------  ----------   -----------
   Net investment income (loss)                              (541,616)      181,109      637,416      19,374        (1,462)
   Net realized gain (loss)                                10,695,709     3,874,656     (120,305)      1,921       166,178
   Capital gain distribution from mutual funds             16,461,744    10,268,988           --          --       341,224
   Change in unrealized appreciation (depreciation) of
     investments                                           21,156,343    16,383,078      193,405     123,506     7,272,373
                                                         ------------  ------------  -----------  ----------   -----------
Increase (decrease) in net assets from operations          47,772,180    30,707,831      710,516     144,801     7,778,313
                                                         ------------  ------------  -----------  ----------   -----------
From contract transactions:
   Payments received from contract owners                   1,587,385       466,628        3,461     136,213        61,586
   Payments for contract benefits or terminations         (34,931,310)  (16,441,490)    (940,372)    (80,854)   (2,897,410)
   Transfers between sub-accounts (including fixed
     account), net                                         (3,952,529)   (3,359,886)    (433,631)    152,850      (392,650)
   Contract maintenance charges                              (350,714)      (47,698)      (4,095)       (145)       (8,283)
   Adjustments to net assets allocated to contracts in
     payout period                                             13,974       222,165       18,124          --        10,455
                                                         ------------  ------------  -----------  ----------   -----------
Increase (decrease) in net assets from contract
  transactions                                            (37,633,194)  (19,160,281)  (1,356,513)    208,064    (3,226,302)
                                                         ------------  ------------  -----------  ----------   -----------
Increase (decrease) in net assets                          10,138,986    11,547,550     (645,997)    352,865     4,552,011
Net assets at beginning of period                         250,139,701   155,902,692   12,743,372   1,258,272    26,709,811
                                                         ------------  ------------  -----------  ----------   -----------
Net assets at end of period                              $260,278,687  $167,450,242  $12,097,375  $1,611,137   $31,261,822
                                                         ============  ============  ===========  ==========   ===========
Beginning units                                             8,729,063       721,420      125,945     127,777       477,077
Units issued                                                  184,663         7,713        4,785      28,910         7,310
Units redeemed                                             (1,374,441)      (88,153)     (17,551)     (9,768)      (56,564)
                                                         ------------  ------------  -----------  ----------   -----------
Ending units                                                7,539,285       640,980      113,179     146,919       427,823
                                                         ============  ============  ===========  ==========   ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $  3,607,286  $  2,312,472  $   746,347  $   31,049   $   388,470
   Mortality and expense risk and administrative
     charges                                               (3,966,516)   (2,021,072)    (161,299)    (10,888)     (370,359)
                                                         ------------  ------------  -----------  ----------   -----------
   Net investment income (loss)                              (359,230)      291,400      585,048      20,161        18,111
   Net realized gain (loss)                                 8,819,221     2,552,573     (537,487)     (2,307)     (572,042)
   Capital gain distribution from mutual funds             28,274,553    17,089,561           --          --     2,445,527
   Change in unrealized appreciation (depreciation) of
     investments                                          (13,288,035)   (5,045,835)   1,826,994      (3,498)   (1,354,430)
                                                         ------------  ------------  -----------  ----------   -----------
Increase (decrease) in net assets from operations          23,446,509    14,887,699    1,874,555      14,356       537,166
                                                         ------------  ------------  -----------  ----------   -----------
From contract transactions:
   Payments received from contract owners                   1,621,492       354,706       35,060     543,459       147,429
   Payments for contract benefits or terminations         (35,301,745)  (17,480,895)  (1,831,869)    (12,098)   (3,701,237)
   Transfers between sub-accounts (including fixed
     account), net                                         (5,730,457)   (3,569,883)   1,043,050      50,277    (1,853,523)
   Contract maintenance charges                              (405,247)      (53,042)      (4,619)       (150)       (9,400)
   Adjustments to net assets allocated to contracts in
     payout period                                              3,358       271,192       17,351          --         7,488
                                                         ------------  ------------  -----------  ----------   -----------
Increase (decrease) in net assets from contract
  transactions                                            (39,812,599)  (20,477,922)    (741,027)    581,488    (5,409,243)
                                                         ------------  ------------  -----------  ----------   -----------
Increase (decrease) in net assets                         (16,366,090)   (5,590,223)   1,133,528     595,844    (4,872,077)
Net assets at beginning of period                         266,505,791   161,492,915   11,609,844     662,428    31,581,888
                                                         ------------  ------------  -----------  ----------   -----------
Net assets at end of period                              $250,139,701  $155,902,692  $12,743,372  $1,258,272   $26,709,811
                                                         ============  ============  ===========  ==========   ===========
Beginning units                                            10,210,265       823,135      133,285      69,041       576,621
Units issued                                                  298,283        18,249       31,425      64,954         3,934
Units redeemed                                             (1,779,485)     (119,964)     (38,765)     (6,218)     (103,478)
                                                         ------------  ------------  -----------  ----------   -----------
Ending units                                                8,729,063       721,420      125,945     127,777       477,077
                                                         ============  ============  ===========  ==========   ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
December 31, 2017


                                                                                           AST SA
                                                                  American                BlackRock   AST SA
                                                                 Funds U.S.                Multi-    BlackRock    AST SA Edge
                                                                 Government    American     Asset   Multi-Asset      Asset
                                                                 AAA-Rated   Funds Ultra-  Income     Income      Allocation
                                                                 Securities   Short Bond  Portfolio  Portfolio     Portfolio
                                                                Fund Class 3 Fund Class 3  Class 1    Class 3       Class 1
                                                                ------------ ------------ --------- -----------  ------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   140,794  $    15,118   $   --   $   251,840  $  2,368,177
   Mortality and expense risk and administrative charges           (136,257)     (51,103)      (3)     (121,433)   (1,373,158)
                                                                -----------  -----------   ------   -----------  ------------
   Net investment income (loss)                                       4,537      (35,985)      (3)      130,407       995,019
   Net realized gain (loss)                                         (33,707)       1,985       --       (59,966)    1,470,843
   Capital gain distribution from mutual funds                           --           --       --            --     7,211,369
   Change in unrealized appreciation (depreciation) of
     investments                                                     73,361        4,155       28       276,287       610,392
                                                                -----------  -----------   ------   -----------  ------------
Increase (decrease) in net assets from operations                    44,191      (29,845)      25       346,728    10,287,623
                                                                -----------  -----------   ------   -----------  ------------
From contract transactions:
   Payments received from contract owners                             5,179        2,701    6,047     9,279,643       814,110
   Payments for contract benefits or terminations                  (782,105)    (870,834)      --      (722,957)  (10,665,321)
   Transfers between sub-accounts (including fixed
     account), net                                                  454,877    1,133,459       19     3,613,872    (1,793,516)
   Contract maintenance charges                                      (3,707)      (2,788)      --       (81,879)      (30,934)
   Adjustments to net assets allocated to contracts in payout
     period                                                          11,017        3,910       --            --        22,804
                                                                -----------  -----------   ------   -----------  ------------
Increase (decrease) in net assets from contract transactions       (314,739)     266,448    6,066    12,088,679   (11,652,857)
                                                                -----------  -----------   ------   -----------  ------------
Increase (decrease) in net assets                                  (270,548)     236,603    6,091    12,435,407    (1,365,234)
Net assets at beginning of period                                10,492,781    3,944,222       --     4,147,291    90,508,614
                                                                -----------  -----------   ------   -----------  ------------
Net assets at end of period                                     $10,222,233  $ 4,180,825   $6,091   $16,582,698  $ 89,143,380
                                                                ===========  ===========   ======   ===========  ============
Beginning units                                                     259,915      198,630       --       367,303     2,299,860
Units issued                                                         27,452       74,414      583     1,152,865        52,734
Units redeemed                                                      (35,201)     (60,899)      --      (119,297)     (330,847)
                                                                -----------  -----------   ------   -----------  ------------
Ending units                                                        252,166      212,145      583     1,400,871     2,021,747
                                                                ===========  ===========   ======   ===========  ============
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $   153,329  $        --   $   --   $    73,645  $  2,571,910
   Mortality and expense risk and administrative charges           (144,409)     (60,016)      --       (18,916)   (1,397,583)
                                                                -----------  -----------   ------   -----------  ------------
   Net investment income (loss)                                       8,920      (60,016)      --        54,729     1,174,327
   Net realized gain (loss)                                             205      (18,242)      --       (30,598)    1,253,523
   Capital gain distribution from mutual funds                      214,836           --       --       201,577     6,392,532
   Change in unrealized appreciation (depreciation) of
     investments                                                   (223,036)      14,259       --      (207,953)     (827,423)
                                                                -----------  -----------   ------   -----------  ------------
Increase (decrease) in net assets from operations                       925      (63,999)      --        17,755     7,992,959
                                                                -----------  -----------   ------   -----------  ------------
From contract transactions:
   Payments received from contract owners                            45,672           --       --     2,926,943       478,178
   Payments for contract benefits or terminations                (1,468,405)  (1,213,375)      --      (155,268)  (10,486,479)
   Transfers between sub-accounts (including fixed
     account), net                                                  930,504     (845,892)      --     1,260,991    (2,280,338)
   Contract maintenance charges                                      (4,354)      (3,052)      --       (10,778)      (35,858)
   Adjustments to net assets allocated to contracts in payout
     period                                                          10,133          966       --            --         8,367
                                                                -----------  -----------   ------   -----------  ------------
Increase (decrease) in net assets from contract transactions       (486,450)  (2,061,353)      --     4,021,888   (12,316,130)
                                                                -----------  -----------   ------   -----------  ------------
Increase (decrease) in net assets                                  (485,525)  (2,125,352)      --     4,039,643    (4,323,171)
Net assets at beginning of period                                10,978,306    6,069,574       --       107,648    94,831,785
                                                                -----------  -----------   ------   -----------  ------------
Net assets at end of period                                     $10,492,781  $ 3,944,222   $   --   $ 4,147,291  $ 90,508,614
                                                                ===========  ===========   ======   ===========  ============
Beginning units                                                     271,758      301,423       --         8,383     2,630,695
Units issued                                                         44,077      144,034       --       410,962        46,208
Units redeemed                                                      (55,920)    (246,827)      --       (52,042)     (377,043)
                                                                -----------  -----------   ------   -----------  ------------
Ending units                                                        259,915      198,630       --       367,303     2,299,860
                                                                ===========  ===========   ======   ===========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                     AST SA
                                         AST SA    AST SA Edge       AST SA        Wellington       AST SA
                                       Edge Asset     Asset        Wellington       Capital       Wellington
                                       Allocation  Allocation        Capital      Appreciation      Capital
                                       Portfolio    Portfolio     Appreciation     Portfolio     Appreciation
                                        Class 2      Class 3    Portfolio Class 1   Class 2    Portfolio Class 3
                                       ----------  -----------  ----------------- ------------ -----------------
For the Year Ended December 31, 2017
From operations:
   Dividends                           $  132,629  $ 1,040,189    $         --    $        --    $         --
   Mortality and expense risk and
     administrative charges               (88,373)    (616,172)     (4,204,030)      (667,997)     (6,592,730)
                                       ----------  -----------    ------------    -----------    ------------
   Net investment income (loss)            44,256      424,017      (4,204,030)      (667,997)     (6,592,730)
   Net realized gain (loss)               133,308      348,597       7,672,696      1,867,450      10,335,011
   Capital gain distribution from
     mutual funds                         426,264    3,444,520      22,041,728      3,463,395      35,704,303
   Change in unrealized appreciation
     (depreciation) of investments            966      315,075      47,572,228      6,565,822      73,312,288
                                       ----------  -----------    ------------    -----------    ------------
Increase (decrease) in net assets
  from operations                         604,794    4,532,209      73,082,622     11,228,670     112,758,872
                                       ----------  -----------    ------------    -----------    ------------
From contract transactions:
   Payments received from contract
     owners                                    --    4,776,668         591,004        110,251       6,952,053
   Payments for contract benefits or
     terminations                        (622,873)  (4,414,043)    (27,933,933)    (5,976,318)    (52,146,459)
   Transfers between sub-accounts
     (including fixed account), net      (177,491)   1,271,393      (5,880,397)    (1,420,824)    (30,649,760)
   Contract maintenance charges           (12,455)    (194,649)        (96,537)       (73,723)     (2,013,925)
   Adjustments to net assets
     allocated to contracts in payout
     period                                  (559)           4          (9,500)          (390)         (5,852)
                                       ----------  -----------    ------------    -----------    ------------
Increase (decrease) in net assets
  from contract transactions             (813,378)   1,439,373     (33,329,363)    (7,361,004)    (77,863,943)
                                       ----------  -----------    ------------    -----------    ------------
Increase (decrease) in net assets        (208,584)   5,971,582      39,753,259      3,867,666      34,894,929
Net assets at beginning of period       5,542,476   37,824,677     249,778,064     39,599,243     397,797,256
                                       ----------  -----------    ------------    -----------    ------------
Net assets at end of period            $5,333,892  $43,796,259    $289,531,323    $43,466,909    $432,692,185
                                       ==========  ===========    ============    ===========    ============
Beginning units                           146,465    1,624,960       2,649,737        425,984       9,920,776
Units issued                                1,366      512,123          38,670          5,234         726,192
Units redeemed                            (21,554)    (352,837)       (337,139)       (72,985)     (2,201,615)
                                       ----------  -----------    ------------    -----------    ------------
Ending units                              126,277    1,784,246       2,351,268        358,233       8,445,353
                                       ==========  ===========    ============    ===========    ============
For the Year Ended December 31, 2016
From operations:
   Dividends                           $  144,400  $   916,075    $         --    $        --    $         --
   Mortality and expense risk and
     administrative charges               (89,626)    (538,422)     (3,950,251)      (644,945)     (6,187,881)
                                       ----------  -----------    ------------    -----------    ------------
   Net investment income (loss)            54,774      377,653      (3,950,251)      (644,945)     (6,187,881)
   Net realized gain (loss)               124,896     (355,146)      4,697,440      1,096,451       7,057,767
   Capital gain distribution from
     mutual funds                         381,723    2,501,812      33,098,288      5,381,762      54,075,855
   Change in unrealized appreciation
     (depreciation) of investments       (102,759)     319,779     (33,775,781)    (5,930,766)    (54,677,628)
                                       ----------  -----------    ------------    -----------    ------------
Increase (decrease) in net assets
  from operations                         458,634    2,844,098          69,696        (97,498)        268,113
                                       ----------  -----------    ------------    -----------    ------------
From contract transactions:
   Payments received from contract
     owners                                   150    1,996,122       1,486,384         36,936      10,403,507
   Payments for contract benefits or
     terminations                        (588,455)  (3,288,755)    (28,868,597)    (4,904,646)    (39,390,741)
   Transfers between sub-accounts
     (including fixed account), net       (61,280)   2,153,618      (7,540,822)      (809,950)      1,916,495
   Contract maintenance charges           (13,355)    (177,832)       (109,992)       (76,521)     (2,326,075)
   Adjustments to net assets
     allocated to contracts in payout
     period                                   136           19          19,540            752           3,088
                                       ----------  -----------    ------------    -----------    ------------
Increase (decrease) in net assets
  from contract transactions             (662,804)     683,172     (35,013,487)    (5,753,429)    (29,393,726)
                                       ----------  -----------    ------------    -----------    ------------
Increase (decrease) in net assets        (204,170)   3,527,270     (34,943,791)    (5,850,927)    (29,125,613)
Net assets at beginning of period       5,746,646   34,297,407     284,721,855     45,450,170     426,922,869
                                       ----------  -----------    ------------    -----------    ------------
Net assets at end of period            $5,542,476  $37,824,677    $249,778,064    $39,599,243    $397,797,256
                                       ==========  ===========    ============    ===========    ============
Beginning units                           164,976    1,559,554       3,034,634        489,826      10,203,791
Units issued                                7,309      803,259          67,750         10,189       1,521,458
Units redeemed                            (25,820)    (737,853)       (452,647)       (74,031)     (1,804,473)
                                       ----------  -----------    ------------    -----------    ------------
Ending units                              146,465    1,624,960       2,649,737        425,984       9,920,776
                                       ==========  ===========    ============    ===========    ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                           AST SA       AST SA
                                                         Wellington   Wellington       AST SA
                                                         Government   Government     Wellington      AST SA       AST SA
                                                         and Quality  and Quality    Government    Wellington   Wellington
                                                            Bond         Bond       and Quality      Growth       Growth
                                                          Portfolio    Portfolio   Bond Portfolio  Portfolio    Portfolio
                                                           Class 1      Class 2       Class 3       Class 1      Class 2
                                                         -----------  -----------  -------------- -----------  -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $ 1,060,785  $   371,024   $  8,193,501  $   740,940  $   165,044
   Mortality and expense risk and administrative
     charges                                                (902,906)    (361,474)    (7,902,529)    (972,943)    (262,687)
                                                         -----------  -----------   ------------  -----------  -----------
   Net investment income (loss)                              157,879        9,550        290,972     (232,003)     (97,643)
   Net realized gain (loss)                                   (9,285)        (588)    (1,183,870)   2,904,310    1,049,775
   Change in unrealized appreciation (depreciation) of
     investments                                             677,737      290,933      7,094,344    7,889,859    1,778,113
                                                         -----------  -----------   ------------  -----------  -----------
Increase (decrease) in net assets from operations            826,331      299,895      6,201,446   10,562,166    2,730,245
                                                         -----------  -----------   ------------  -----------  -----------
From contract transactions:
   Payments received from contract owners                    592,207      123,568      9,424,596      211,613       48,839
   Payments for contract benefits or terminations         (6,905,475)  (3,177,026)   (62,149,829)  (6,609,445)  (2,472,892)
   Transfers between sub-accounts (including fixed
     account), net                                        (1,593,688)     326,068     27,607,292   (1,286,140)    (829,843)
   Contract maintenance charges                              (31,675)     (57,714)    (3,487,439)     (30,932)     (37,896)
   Adjustments to net assets allocated to contracts in
     payout period                                            12,067         (299)        (3,013)       2,346         (466)
                                                         -----------  -----------   ------------  -----------  -----------
Increase (decrease) in net assets from contract
  transactions                                            (7,926,564)  (2,785,403)   (28,608,393)  (7,712,558)  (3,292,258)
                                                         -----------  -----------   ------------  -----------  -----------
Increase (decrease) in net assets                         (7,100,233)  (2,485,508)   (22,406,947)   2,849,608     (562,013)
Net assets at beginning of period                         64,177,183   24,863,926    532,095,378   62,200,041   17,064,576
                                                         -----------  -----------   ------------  -----------  -----------
Net assets at end of period                              $57,076,950  $22,378,418   $509,688,431  $65,049,649  $16,502,563
                                                         ===========  ===========   ============  ===========  ===========
Beginning units                                            3,038,083    1,205,009     34,857,836    1,220,490      344,929
Units issued                                                 164,283       69,176      5,334,119       19,599        3,061
Units redeemed                                              (534,767)    (202,821)    (7,083,141)    (158,041)     (64,963)
                                                         -----------  -----------   ------------  -----------  -----------
Ending units                                               2,667,599    1,071,364     33,108,814    1,082,048      283,027
                                                         ===========  ===========   ============  ===========  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $   952,247  $   322,573   $  6,368,806  $   651,962  $   142,797
   Mortality and expense risk and administrative
     charges                                              (1,044,183)    (434,726)    (8,409,414)    (961,924)    (270,146)
                                                         -----------  -----------   ------------  -----------  -----------
   Net investment income (loss)                              (91,936)    (112,153)    (2,040,608)    (309,962)    (127,349)
   Net realized gain (loss)                                  207,267      123,855       (444,099)   2,513,919      680,330
   Capital gain distribution from mutual funds               459,042      178,991      3,708,572    4,395,727    1,173,442
   Change in unrealized appreciation (depreciation) of
     investments                                            (516,863)    (121,517)    (3,551,439)  (3,195,961)    (854,979)
                                                         -----------  -----------   ------------  -----------  -----------
Increase (decrease) in net assets from operations             57,510       69,176     (2,327,574)   3,403,723      871,444
                                                         -----------  -----------   ------------  -----------  -----------
From contract transactions:
   Payments received from contract owners                    591,430       52,037     27,982,296      191,718       28,549
   Payments for contract benefits or terminations         (8,793,389)  (4,528,212)   (60,304,386)  (7,129,380)  (2,062,959)
   Transfers between sub-accounts (including fixed
     account), net                                         2,333,510     (547,133)    53,560,073   (2,055,394)    (452,096)
   Contract maintenance charges                              (38,955)     (70,416)    (4,301,548)     (34,874)     (39,924)
   Adjustments to net assets allocated to contracts in
     payout period                                            12,423        2,125          3,697        1,559          167
                                                         -----------  -----------   ------------  -----------  -----------
Increase (decrease) in net assets from contract
  transactions                                            (5,894,981)  (5,091,599)    16,940,132   (9,026,371)  (2,526,263)
                                                         -----------  -----------   ------------  -----------  -----------
Increase (decrease) in net assets                         (5,837,471)  (5,022,423)    14,612,558   (5,622,648)  (1,654,819)
Net assets at beginning of period                         70,014,654   29,886,349    517,482,820   67,822,689   18,719,395
                                                         -----------  -----------   ------------  -----------  -----------
Net assets at end of period                              $64,177,183  $24,863,926   $532,095,378  $62,200,041  $17,064,576
                                                         ===========  ===========   ============  ===========  ===========
Beginning units                                            3,311,085    1,444,594     32,693,134    1,407,748      399,190
Units issued                                                 314,800       47,986     10,935,132        9,243        5,657
Units redeemed                                              (587,802)    (287,571)    (8,770,430)    (196,501)     (59,918)
                                                         -----------  -----------   ------------  -----------  -----------
Ending units                                               3,038,083    1,205,009     34,857,836    1,220,490      344,929
                                                         ===========  ===========   ============  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                         AST SA        AST SA       AST SA       AST SA
                                                            AST SA     Wellington    Wellington   Wellington   Wellington
                                                          Wellington   Multi-Asset    Natural      Natural      Natural
                                                            Growth       Income      Resources    Resources    Resources
                                                          Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                                           Class 3       Class 3      Class 1      Class 2      Class 3
                                                         ------------  -----------  -----------  -----------  ------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $    781,993  $    17,554  $   550,759  $   118,425  $  1,521,732
   Mortality and expense risk and administrative
     charges                                               (1,337,608)     (58,392)    (330,918)     (80,657)   (1,037,002)
                                                         ------------  -----------  -----------  -----------  ------------
   Net investment income (loss)                              (555,615)     (40,838)     219,841       37,768       484,730
   Net realized gain (loss)                                 4,190,616       26,074   (3,190,622)    (564,982)   (6,523,463)
   Change in unrealized appreciation (depreciation) of
     investments                                           10,223,800      507,803    5,685,329    1,132,427    14,271,845
                                                         ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from operations          13,858,801      493,039    2,714,548      605,213     8,233,112
                                                         ------------  -----------  -----------  -----------  ------------
From contract transactions:
   Payments received from contract owners                   1,874,844    9,637,479       45,999       18,407       819,808
   Payments for contract benefits or terminations         (11,443,007)    (131,823)  (2,429,019)    (671,916)   (9,287,139)
   Transfers between sub-accounts (including fixed
     account), net                                         (1,628,367)   1,897,832     (714,802)    (170,106)   (2,895,629)
   Contract maintenance charges                              (343,381)     (43,361)     (15,201)     (17,025)     (355,799)
   Adjustments to net assets allocated to contracts in
     payout period                                             (2,225)          --        1,092          139         1,160
                                                         ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                            (11,542,136)  11,360,127   (3,111,931)    (840,501)  (11,717,599)
                                                         ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets                           2,316,665   11,853,166     (397,383)    (235,288)   (3,484,487)
Net assets at beginning of period                          83,328,327      365,573   23,071,675    5,344,708    69,625,125
                                                         ------------  -----------  -----------  -----------  ------------
Net assets at end of period                              $ 85,644,992  $12,218,739  $22,674,292  $ 5,109,420  $ 66,140,638
                                                         ============  ===========  ===========  ===========  ============
Beginning units                                             2,396,140       36,876      589,517      141,328     4,084,353
Units issued                                                  179,199    1,080,504       22,554        6,973       569,869
Units redeemed                                               (442,558)     (42,024)    (100,776)     (28,588)   (1,173,193)
                                                         ------------  -----------  -----------  -----------  ------------
Ending units                                                2,132,781    1,075,356      511,295      119,713     3,481,029
                                                         ============  ===========  ===========  ===========  ============
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $    643,219  $        --  $   918,635  $   221,010  $  2,743,522
   Mortality and expense risk and administrative
     charges                                               (1,329,014)        (478)    (323,690)     (84,974)   (1,064,018)
                                                         ------------  -----------  -----------  -----------  ------------
   Net investment income (loss)                              (685,795)        (478)     594,945      136,036     1,679,504
   Net realized gain (loss)                                 3,077,335           46   (3,950,301)  (1,159,566)  (14,870,019)
   Capital gain distribution from mutual funds              5,963,604           --           --           --            --
   Change in unrealized appreciation (depreciation) of
     investments                                           (4,039,183)       1,771    8,654,751    2,332,768    29,909,722
                                                         ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from operations           4,315,961        1,339    5,299,395    1,309,238    16,719,207
                                                         ------------  -----------  -----------  -----------  ------------
From contract transactions:
   Payments received from contract owners                     583,001      342,457       68,245       10,960     1,107,053
   Payments for contract benefits or terminations          (9,684,596)        (297)  (2,306,022)    (545,980)   (6,695,363)
   Transfers between sub-accounts (including fixed
     account), net                                           (909,267)      22,074     (502,640)    (529,912)   (7,817,521)
   Contract maintenance charges                              (390,249)          --      (17,061)     (17,678)     (438,972)
   Adjustments to net assets allocated to contracts in
     payout period                                              3,130           --       (2,099)        (275)        1,521
                                                         ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                            (10,397,981)     364,234   (2,759,577)  (1,082,885)  (13,843,282)
                                                         ------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets                          (6,082,020)     365,573    2,539,818      226,353     2,875,925
Net assets at beginning of period                          89,410,347           --   20,531,857    5,118,355    66,749,200
                                                         ------------  -----------  -----------  -----------  ------------
Net assets at end of period                              $ 83,328,327  $   365,573  $23,071,675  $ 5,344,708  $ 69,625,125
                                                         ============  ===========  ===========  ===========  ============
Beginning units                                             2,674,883           --      671,538      172,720     4,882,343
Units issued                                                  191,626       38,915       33,317        4,474       579,949
Units redeemed                                               (470,369)      (2,039)    (115,338)     (35,866)   (1,377,939)
                                                         ------------  -----------  -----------  -----------  ------------
Ending units                                                2,396,140       36,876      589,517      141,328     4,084,353
                                                         ============  ===========  ===========  ===========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                        BlackRock
                                                                                  BlackRock  BlackRock   iShares   BlackRock
                                                                     BlackRock     iShares    iShares    Dynamic    iShares
                                                                       Global    Alternative  Dynamic     Fixed      Equity
                                                                     Allocation  Strategies  Allocation  Income   Appreciation
                                                                     V.I. Fund    V.I. Fund  V.I. Fund  V.I. Fund  V.I. Fund
                                                                     Class III    Class III  Class III  Class III  Class III
                                                                     ----------  ----------- ---------- --------- ------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                         $   30,763  $   29,008   $ 11,633  $  6,313    $  2,696
   Mortality and expense risk and administrative charges                (30,193)    (13,561)    (6,317)   (2,956)     (1,901)
                                                                     ----------  ----------   --------  --------    --------
   Net investment income (loss)                                             570      15,447      5,316     3,357         795
   Net realized gain (loss)                                              11,093       6,950        358      (143)      2,593
   Capital gain distribution from mutual funds                           28,976          --         --        --          --
   Change in unrealized appreciation (depreciation) of investments      223,533      93,906     58,092     2,436      25,919
                                                                     ----------  ----------   --------  --------    --------
Increase (decrease) in net assets from operations                       264,172     116,303     63,766     5,650      29,307
                                                                     ----------  ----------   --------  --------    --------
From contract transactions:
   Payments received from contract owners                               483,336      48,252     53,555   148,062       8,601
   Payments for contract benefits or terminations                      (370,193)    (60,130)    (1,656)     (197)    (20,118)
   Transfers between sub-accounts (including fixed account), net         36,093      78,244    247,299    83,920      15,778
   Contract maintenance charges                                             (83)        (87)       (22)      (36)        (38)
                                                                     ----------  ----------   --------  --------    --------
Increase (decrease) in net assets from contract transactions            149,153      66,279    299,176   231,749       4,223
                                                                     ----------  ----------   --------  --------    --------
Increase (decrease) in net assets                                       413,325     182,582    362,942   237,399      33,530
Net assets at beginning of period                                     2,130,989   1,005,132    341,871   115,871     143,427
                                                                     ----------  ----------   --------  --------    --------
Net assets at end of period                                          $2,544,314  $1,187,714   $704,813  $353,270    $176,957
                                                                     ==========  ==========   ========  ========    ========
Beginning units                                                         219,791      98,350     34,361    11,664      14,686
Units issued                                                             50,485      18,284     29,423    24,643       2,628
Units redeemed                                                          (36,832)    (11,972)      (263)   (1,625)     (2,374)
                                                                     ----------  ----------   --------  --------    --------
Ending units                                                            233,444     104,662     63,521    34,682      14,940
                                                                     ==========  ==========   ========  ========    ========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                         $   26,050  $   25,328   $  6,481  $  1,946    $  2,117
   Mortality and expense risk and administrative charges                (26,977)    (10,003)    (3,833)     (969)     (1,418)
                                                                     ----------  ----------   --------  --------    --------
   Net investment income (loss)                                            (927)     15,325      2,648       977         699
   Net realized gain (loss)                                             (14,467)     (2,182)      (199)        5        (480)
   Change in unrealized appreciation (depreciation) of investments       66,086      13,453     13,461    (1,531)      9,717
                                                                     ----------  ----------   --------  --------    --------
Increase (decrease) in net assets from operations                        50,692      26,596     15,910      (549)      9,936
                                                                     ----------  ----------   --------  --------    --------
From contract transactions:
   Payments received from contract owners                                40,660      96,628      8,443    46,601      14,183
   Payments for contract benefits or terminations                       (66,614)    (12,440)        --        --        (802)
   Transfers between sub-accounts (including fixed account), net         70,054     264,398     28,915    20,742      28,859
   Contract maintenance charges                                             (91)        (77)       (20)      (35)        (23)
                                                                     ----------  ----------   --------  --------    --------
Increase (decrease) in net assets from contract transactions             44,009     348,509     37,338    67,308      42,217
                                                                     ----------  ----------   --------  --------    --------
Increase (decrease) in net assets                                        94,701     375,105     53,248    66,759      52,153
Net assets at beginning of period                                     2,036,288     630,027    288,623    49,112      91,274
                                                                     ----------  ----------   --------  --------    --------
Net assets at end of period                                          $2,130,989  $1,005,132   $341,871  $115,871    $143,427
                                                                     ==========  ==========   ========  ========    ========
Beginning units                                                         215,571      64,714     30,466     5,033      10,067
Units issued                                                             17,392      38,759      3,931     6,721       5,347
Units redeemed                                                          (13,172)     (5,123)       (36)      (90)       (728)
                                                                     ----------  ----------   --------  --------    --------
Ending units                                                            219,791      98,350     34,361    11,664      14,686
                                                                     ==========  ==========   ========  ========    ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                              Columbia VP  Columbia VP  Columbia VP   Columbia VP  Columbia VP
                                                                 Asset       Dividend     Emerging      Income      Large Cap
                                                               Allocation  Opportunity  Markets Bond Opportunities Growth Fund
                                                              Fund Class 1 Fund Class 1 Fund Class 2 Fund Class 1    Class 1
                                                              ------------ ------------ ------------ ------------- -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $ 13,019    $       --     $  218     $   722,111  $        --
   Mortality and expense risk and administrative charges         (12,003)      (28,439)       (50)       (197,792)    (403,431)
                                                                --------    ----------     ------     -----------  -----------
   Net investment income (loss)                                    1,016       (28,439)       168         524,319     (403,431)
   Net realized gain (loss)                                        7,557        54,744          7        (704,119)   1,063,284
   Capital gain distribution from mutual funds                       745            --         --              --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                  93,321       193,957        226         761,771    5,040,894
                                                                --------    ----------     ------     -----------  -----------
Increase (decrease) in net assets from operations                102,639       220,262        401         581,971    5,700,747
                                                                --------    ----------     ------     -----------  -----------
From contract transactions:
   Payments received from contract owners                             --            --      2,680             688       22,495
   Payments for contract benefits or terminations                (21,886)      (74,668)        --      (1,347,039)  (3,805,001)
   Transfers between sub-accounts (including fixed
     account), net                                                 1,368        13,741        157      (1,135,440)    (859,305)
   Contract maintenance charges                                     (118)       (2,745)        (3)        (45,961)     (73,030)
   Adjustments to net assets allocated to contracts in
     payout period                                                    --            --         --              --         (266)
                                                                --------    ----------     ------     -----------  -----------
Increase (decrease) in net assets from contract transactions     (20,636)      (63,672)     2,834      (2,527,752)  (4,715,107)
                                                                --------    ----------     ------     -----------  -----------
Increase (decrease) in net assets                                 82,003       156,590      3,235      (1,945,781)     985,640
Net assets at beginning of period                                749,358     1,758,478      2,111      13,688,680   23,434,619
                                                                --------    ----------     ------     -----------  -----------
Net assets at end of period                                     $831,361    $1,915,068     $5,346     $11,742,899  $24,420,259
                                                                ========    ==========     ======     ===========  ===========
Beginning units                                                   45,110       103,609        206         559,044    2,242,342
Units issued                                                          75         2,987        266          39,230       57,221
Units redeemed                                                    (1,270)       (6,430)        --        (140,540)    (446,083)
                                                                --------    ----------     ------     -----------  -----------
Ending units                                                      43,915       100,166        472         457,734    1,853,480
                                                                ========    ==========     ======     ===========  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $ 16,979    $       --     $   89     $ 1,361,652  $        --
   Mortality and expense risk and administrative charges         (11,488)      (28,491)       (25)       (216,831)    (260,476)
                                                                --------    ----------     ------     -----------  -----------
   Net investment income (loss)                                    5,491       (28,491)        64       1,144,821     (260,476)
   Net realized gain (loss)                                       12,468       125,828         68        (550,855)     222,429
   Capital gain distribution from mutual funds                     8,561            --         --         568,113           --
   Change in unrealized appreciation (depreciation) of
     investments                                                   1,114       110,959        150         (38,629)   1,093,619
                                                                --------    ----------     ------     -----------  -----------
Increase (decrease) in net assets from operations                 27,634       208,296        282       1,123,450    1,055,572
                                                                --------    ----------     ------     -----------  -----------
From contract transactions:
   Payments received from contract owners                             --            --         --           1,368        7,736
   Payments for contract benefits or terminations                (40,365)     (162,082)        --      (1,523,561)  (2,094,146)
   Transfers between sub-accounts (including fixed
     account), net                                                (9,752)     (133,489)       (85)      1,183,564   24,522,751
   Contract maintenance charges                                     (153)       (3,174)        (2)        (59,997)     (56,321)
   Adjustments to net assets allocated to contracts in
     payout period                                                    --            --         --              --         (973)
                                                                --------    ----------     ------     -----------  -----------
Increase (decrease) in net assets from contract transactions     (50,270)     (298,745)       (87)       (398,626)  22,379,047
                                                                --------    ----------     ------     -----------  -----------
Increase (decrease) in net assets                                (22,636)      (90,449)       195         724,824   23,434,619
Net assets at beginning of period                                771,994     1,848,927      1,916      12,963,856           --
                                                                --------    ----------     ------     -----------  -----------
Net assets at end of period                                     $749,358    $1,758,478     $2,111     $13,688,680  $23,434,619
                                                                ========    ==========     ======     ===========  ===========
Beginning units                                                   48,225       122,000        206         577,730           --
Units issued                                                          56         1,963        245          94,801    5,779,756
Units redeemed                                                    (3,171)      (20,354)      (245)       (113,487)  (3,537,414)
                                                                --------    ----------     ------     -----------  -----------
Ending units                                                      45,110       103,609        206         559,044    2,242,342
                                                                ========    ==========     ======     ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 Columbia     Columbia     Columbia                    Columbia
                                                                VP Limited   VP Loomis    VP Mid Cap   Columbia VP     VP Small
                                                                 Duration      Sayles       Growth        Select       Company
                                                                  Credit       Growth    Opportunity  International     Growth
                                                               Fund Class 2 Fund Class 1 Fund Class 1 Equity Class 2 Fund Class 1
                                                               ------------ ------------ ------------ -------------- ------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   3,765    $       --    $     --     $   25,967    $      --
   Mortality and expense risk and administrative charges           (1,192)      (29,362)     (5,905)       (20,942)     (11,249)
                                                                ---------    ----------    --------     ----------    ---------
   Net investment income (loss)                                     2,573       (29,362)     (5,905)         5,025      (11,249)
   Net realized gain (loss)                                        (1,092)       70,514      19,857         23,843       40,744
   Capital gain distribution from mutual funds                         --            --          --             --       39,755
   Change in unrealized appreciation (depreciation) of
     investments                                                     (829)      457,944      58,780        278,036      106,381
                                                                ---------    ----------    --------     ----------    ---------
Increase (decrease) in net assets from operations                     652       499,096      72,732        306,904      175,631
                                                                ---------    ----------    --------     ----------    ---------
From contract transactions:
   Payments received from contract owners                         233,688           200         148             --          149
   Payments for contract benefits or terminations                      --      (165,525)    (39,841)      (110,933)     (62,772)
   Transfers between sub-accounts (including fixed account),
     net                                                         (125,656)     (125,681)     (4,977)       (63,206)     (29,230)
   Contract maintenance charges                                        (2)       (2,110)       (110)        (2,129)        (325)
                                                                ---------    ----------    --------     ----------    ---------
Increase (decrease) in net assets from contract transactions      108,030      (293,116)    (44,780)      (176,268)     (92,178)
                                                                ---------    ----------    --------     ----------    ---------
Increase (decrease) in net assets                                 108,682       205,980      27,952        130,636       83,453
Net assets at beginning of period                                  26,949     1,691,351     362,690      1,275,309      677,629
                                                                ---------    ----------    --------     ----------    ---------
Net assets at end of period                                     $ 135,631    $1,897,331    $390,642     $1,405,945    $ 761,082
                                                                =========    ==========    ========     ==========    =========
Beginning units                                                     2,720       161,969      21,650        131,396       36,596
Units issued                                                       25,477            64         634            922          524
Units redeemed                                                    (14,562)      (23,289)     (3,035)       (16,663)      (4,813)
                                                                ---------    ----------    --------     ----------    ---------
Ending units                                                       13,635       138,744      19,249        115,655       32,307
                                                                =========    ==========    ========     ==========    =========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $   5,794    $       --    $     --     $   14,221    $      --
   Mortality and expense risk and administrative charges           (1,163)      (17,697)     (6,571)       (13,357)     (10,782)
                                                                ---------    ----------    --------     ----------    ---------
   Net investment income (loss)                                     4,631       (17,697)     (6,571)           864      (10,782)
   Net realized gain (loss)                                        (2,201)        5,960      19,825        (21,362)      47,084
   Capital gain distribution from mutual funds                         --            --          --             --      140,124
   Change in unrealized appreciation (depreciation) of
     investments                                                    1,709        81,146     (10,590)       (16,582)    (102,660)
                                                                ---------    ----------    --------     ----------    ---------
Increase (decrease) in net assets from operations                   4,139        69,409       2,664        (37,080)      73,766
                                                                ---------    ----------    --------     ----------    ---------
From contract transactions:
   Payments received from contract owners                           1,400           133          --             --           --
   Payments for contract benefits or terminations                      --       (56,307)    (41,137)       (72,879)     (57,998)
   Transfers between sub-accounts (including fixed account),
     net                                                          (68,705)    1,679,656     (42,004)     1,386,944      (56,622)
   Contract maintenance charges                                        --        (1,540)       (120)        (1,676)        (438)
                                                                ---------    ----------    --------     ----------    ---------
Increase (decrease) in net assets from contract transactions      (67,305)    1,621,942     (83,261)     1,312,389     (115,058)
                                                                ---------    ----------    --------     ----------    ---------
Increase (decrease) in net assets                                 (63,166)    1,691,351     (80,597)     1,275,309      (41,292)
Net assets at beginning of period                                  90,115            --     443,287             --      718,921
                                                                ---------    ----------    --------     ----------    ---------
Net assets at end of period                                     $  26,949    $1,691,351    $362,690     $1,275,309    $ 677,629
                                                                =========    ==========    ========     ==========    =========
Beginning units                                                     9,468            --      26,926             --       43,151
Units issued                                                       11,830       337,514         673        285,277          390
Units redeemed                                                    (18,578)     (175,545)     (5,949)      (153,881)      (6,945)
                                                                ---------    ----------    --------     ----------    ---------
Ending units                                                        2,720       161,969      21,650        131,396       36,596
                                                                =========    ==========    ========     ==========    =========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                    Goldman
                                                                                     Sachs       Goldman
                                                                                      VIT       Sachs VIT
                                             FTVIP                                   Global    Government
                                            Franklin                     FTVIP       Trends       Money
                                            Founding       FTVIP        Franklin   Allocation    Market
                                             Funds        Franklin     Strategic      Fund        Fund
                                         Allocation VIP  Income VIP    Income VIP   Service   Institutional
                                          Fund Class 2  Fund Class 2  Fund Class 2   Class       Shares
                                         -------------- ------------  ------------ ---------- -------------
For the Year Ended December 31, 2017
From operations:
   Dividends                              $ 1,288,946   $  6,001,812   $   32,267   $   146      $    15
   Mortality and expense risk and
     administrative charges                  (735,243)    (2,204,545)     (12,525)     (454)          (8)
                                          -----------   ------------   ----------   -------      -------
   Net investment income (loss)               553,703      3,797,267       19,742      (308)           7
   Net realized gain (loss)                   111,394      1,361,085       (2,200)      106           --
   Capital gain distribution from
     mutual funds                           1,986,938             --           --     1,237           --
   Change in unrealized appreciation
     (depreciation) of investments          1,995,664      6,103,983       13,793     3,674           --
                                          -----------   ------------   ----------   -------      -------
Increase (decrease) in net assets from
  operations                                4,647,699     11,262,335       31,335     4,709            7
                                          -----------   ------------   ----------   -------      -------
From contract transactions:
   Payments received from contract
     owners                                 1,688,840      3,437,633      228,479     7,617       20,000
   Payments for contract benefits or
     terminations                          (4,892,391)   (17,381,572)     (13,000)   (1,004)      (9,170)
   Transfers between sub-accounts
     (including fixed account), net           429,261      5,049,856      294,633     3,107        9,136
   Contract maintenance charges              (303,051)      (739,844)         (49)       --           --
   Adjustments to net assets allocated
     to contracts in payout period                 47            135           --        --           --
                                          -----------   ------------   ----------   -------      -------
Increase (decrease) in net assets from
  contract transactions                    (3,077,294)    (9,633,792)     510,063     9,720       19,966
                                          -----------   ------------   ----------   -------      -------
Increase (decrease) in net assets           1,570,405      1,628,543      541,398    14,429       19,973
Net assets at beginning of period          46,566,420    144,932,320      630,437    38,529           --
                                          -----------   ------------   ----------   -------      -------
Net assets at end of period               $48,136,825   $146,560,863   $1,171,835   $52,958      $19,973
                                          ===========   ============   ==========   =======      =======
Beginning units                             3,615,670     10,442,843       63,662     3,937           --
Units issued                                  342,815      1,200,435       57,078     1,002        2,912
Units redeemed                               (573,257)    (1,876,429)      (6,577)     (102)        (919)
                                          -----------   ------------   ----------   -------      -------
Ending units                                3,385,228      9,766,849      114,163     4,837        1,993
                                          ===========   ============   ==========   =======      =======
For the Year Ended December 31, 2016
From operations:
   Dividends                              $ 1,817,755   $  6,822,816   $   20,838   $   102      $    --
   Mortality and expense risk and
     administrative charges                  (715,481)    (2,093,466)      (7,535)     (439)          --
                                          -----------   ------------   ----------   -------      -------
   Net investment income (loss)             1,102,274      4,729,350       13,303      (337)          --
   Net realized gain (loss)                (1,026,838)      (227,762)      (3,100)     (426)          --
   Capital gain distribution from
     mutual funds                           1,538,723             --           --        --           --
   Change in unrealized appreciation
     (depreciation) of investments          3,373,971     11,464,811       29,347     1,831           --
                                          -----------   ------------   ----------   -------      -------
Increase (decrease) in net assets from
  operations                                4,988,130     15,966,399       39,550     1,068           --
                                          -----------   ------------   ----------   -------      -------
From contract transactions:
   Payments received from contract
     owners                                   666,518      3,206,770       36,362        --           --
   Payments for contract benefits or
     terminations                          (4,367,386)   (12,927,714)     (19,538)   (4,796)          --
   Transfers between sub-accounts
     (including fixed account), net        (2,562,733)      (455,332)      32,177     2,616           --
   Contract maintenance charges              (360,116)      (934,806)         (56)       --           --
   Adjustments to net assets allocated
     to contracts in payout period                 --          1,046           --        --           --
                                          -----------   ------------   ----------   -------      -------
Increase (decrease) in net assets from
  contract transactions                    (6,623,717)   (11,110,036)      48,945    (2,180)          --
                                          -----------   ------------   ----------   -------      -------
Increase (decrease) in net assets          (1,635,587)     4,856,363       88,495    (1,112)          --
Net assets at beginning of period          48,202,007    140,075,957      541,942    39,641           --
                                          -----------   ------------   ----------   -------      -------
Net assets at end of period               $46,566,420   $144,932,320   $  630,437   $38,529      $    --
                                          ===========   ============   ==========   =======      =======
Beginning units                             4,171,986     11,333,252       58,383     4,209           --
Units issued                                  262,978      1,323,697        9,165       270           --
Units redeemed                               (819,294)    (2,214,106)      (3,886)     (542)          --
                                          -----------   ------------   ----------   -------      -------
Ending units                                3,615,670     10,442,843       63,662     3,937           --
                                          ===========   ============   ==========   =======      =======

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                Goldman
                                                                               Sachs VIT    Goldman                   Invesco
                                                                  Goldman        Multi-    Sachs VIT                    V.I.
                                                                 Sachs VIT      Strategy   Strategic                 Balanced-
                                                                 Government   Alternatives  Income     Invesco V.I.     Risk
                                                                Money Market   Portfolio     Fund        American    Allocation
                                                                Fund Service    Advisor     Advisor     Franchise       Fund
                                                                   Class         Class       Class    Fund Series II Series II
                                                                ------------  ------------ ---------  -------------- ----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $    261,049    $ 16,847   $   1,248   $        --    $ 22,081
   Mortality and expense risk and administrative charges            (711,891)     (9,942)     (1,930)     (305,483)     (6,012)
                                                                ------------    --------   ---------   -----------    --------
   Net investment income (loss)                                     (450,842)      6,905        (682)     (305,483)     16,069
   Net realized gain (loss)                                               --      (2,806)     (5,839)    1,598,108       6,957
   Capital gain distribution from mutual funds                            --          --          --     1,663,058      31,675
   Change in unrealized appreciation (depreciation) of
     investments                                                          --      27,806       1,471     1,286,440     (10,001)
                                                                ------------    --------   ---------   -----------    --------
Increase (decrease) in net assets from operations                   (450,842)     31,905      (5,050)    4,242,123      44,700
                                                                ------------    --------   ---------   -----------    --------
From contract transactions:
   Payments received from contract owners                         55,358,963      40,992          --     1,242,827      55,487
   Payments for contract benefits or terminations                (29,872,939)    (11,340)    (30,306)   (1,958,217)         --
   Transfers between sub-accounts (including fixed account),
     net                                                         (29,180,311)     40,590     (75,626)    1,029,582     198,777
   Contract maintenance charges                                     (434,261)        (54)         (9)      (67,545)        (30)
   Adjustments to net assets allocated to contracts in payout
     period                                                            1,618          --          --          (388)         --
                                                                ------------    --------   ---------   -----------    --------
Increase (decrease) in net assets from contract transactions      (4,126,930)     70,188    (105,941)      246,259     254,234
                                                                ------------    --------   ---------   -----------    --------
Increase (decrease) in net assets                                 (4,577,772)    102,093    (110,991)    4,488,382     298,934
Net assets at beginning of period                                 55,423,130     780,226     203,632    16,946,377     375,051
                                                                ------------    --------   ---------   -----------    --------
Net assets at end of period                                     $ 50,845,358    $882,319   $  92,641   $21,434,759    $673,985
                                                                ============    ========   =========   ===========    ========
Beginning units                                                    5,594,375      85,350      21,309       977,733      36,089
Units issued                                                      10,755,960      13,830       2,897       214,045      33,498
Units redeemed                                                   (11,175,502)     (6,304)    (14,196)     (207,054)    (10,298)
                                                                ------------    --------   ---------   -----------    --------
Ending units                                                       5,174,833      92,876      10,010       984,724      59,289
                                                                ============    ========   =========   ===========    ========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $     13,096    $  5,366   $   3,777   $        --    $    613
   Mortality and expense risk and administrative charges            (289,229)     (7,390)     (2,179)     (262,984)     (3,581)
                                                                ------------    --------   ---------   -----------    --------
   Net investment income (loss)                                     (276,133)     (2,024)      1,598      (262,984)     (2,968)
   Net realized gain (loss)                                               --      (4,828)       (652)    1,473,280      (1,473)
   Capital gain distribution from mutual funds                            --          --          --     1,569,179          --
   Change in unrealized appreciation (depreciation) of
     investments                                                          (6)      3,541      (1,650)   (2,691,178)     30,698
                                                                ------------    --------   ---------   -----------    --------
Increase (decrease) in net assets from operations                   (276,139)     (3,311)       (704)       88,297      26,257
                                                                ------------    --------   ---------   -----------    --------
From contract transactions:
   Payments received from contract owners                         47,299,295      66,222          --       433,802      78,858
   Payments for contract benefits or terminations                (10,674,884)    (30,301)    (14,204)   (1,782,075)     (4,792)
   Transfers between sub-accounts (including fixed account),
     net                                                          19,254,795     252,539      38,583       364,364      41,721
   Contract maintenance charges                                     (179,937)        (52)         (5)      (71,251)        (36)
   Adjustments to net assets allocated to contracts in payout
     period                                                               --          --          --        (1,890)         --
                                                                ------------    --------   ---------   -----------    --------
Increase (decrease) in net assets from contract transactions      55,699,269     288,408      24,374    (1,057,050)    115,751
                                                                ------------    --------   ---------   -----------    --------
Increase (decrease) in net assets                                 55,423,130     285,097      23,670      (968,753)    142,008
Net assets at beginning of period                                         --     495,129     179,962    17,915,130     233,043
                                                                ------------    --------   ---------   -----------    --------
Net assets at end of period                                     $ 55,423,130    $780,226   $ 203,632   $16,946,377    $375,051
                                                                ============    ========   =========   ===========    ========
Beginning units                                                           --      53,719      18,829     1,044,100      24,709
Units issued                                                      12,937,882      36,710       4,014       142,706      12,698
Units redeemed                                                    (7,343,507)     (5,079)     (1,534)     (209,073)     (1,318)
                                                                ------------    --------   ---------   -----------    --------
Ending units                                                       5,594,375      85,350      21,309       977,733      36,089
                                                                ============    ========   =========   ===========    ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                                                  Lord Abbett
                                                                                                      Lord Abbett    Fund
                                                                              Invesco V.I.  Ivy Funds  Fund Bond  Fundamental
                                                                Invesco V.I.   Growth and   VIP Asset  Debenture    Equity
                                                                Comstock Fund Income Fund   Strategy   Portfolio   Portfolio
                                                                  Series II    Series II     Class A   Class VC    Class VC
                                                                ------------- ------------  --------- ----------- -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $  6,264,619  $  5,888,589  $  5,382  $   46,512   $  2,764
   Mortality and expense risk and administrative charges          (4,908,726)   (7,005,253)   (3,983)    (12,172)    (2,260)
                                                                ------------  ------------  --------  ----------   --------
   Net investment income (loss)                                    1,355,893    (1,116,664)    1,399      34,340        504
   Net realized gain (loss)                                       24,934,181    13,490,780    (2,302)      3,679         28
   Capital gain distribution from mutual funds                    13,724,335    18,948,250        --      10,957     19,836
   Change in unrealized appreciation (depreciation) of
     investments                                                   7,335,555    21,395,277    53,489      29,255      3,267
                                                                ------------  ------------  --------  ----------   --------
Increase (decrease) in net assets from operations                 47,349,964    52,717,643    52,586      78,231     23,635
                                                                ------------  ------------  --------  ----------   --------
From contract transactions:
   Payments received from contract owners                          3,932,836     5,335,462     3,500     114,034     67,804
   Payments for contract benefits or terminations                (36,364,768)  (52,250,709)   (4,227)       (900)      (881)
   Transfers between sub-accounts (including fixed
     account), net                                                (4,794,829)    1,708,515   (17,723)    (31,169)    14,735
   Contract maintenance charges                                   (1,796,180)   (2,657,865)       (8)        (27)        (5)
   Adjustments to net assets allocated to contracts in payout
     period                                                            1,281        12,295        --          --         --
                                                                ------------  ------------  --------  ----------   --------
Increase (decrease) in net assets from contract transactions     (39,021,660)  (47,852,302)  (18,458)     81,938     81,653
                                                                ------------  ------------  --------  ----------   --------
Increase (decrease) in net assets                                  8,328,304     4,865,341    34,128     160,169    105,288
Net assets at beginning of period                                318,217,781   452,698,782   330,670     999,703    181,508
                                                                ------------  ------------  --------  ----------   --------
Net assets at end of period                                     $326,546,085  $457,564,123  $364,798  $1,159,872   $286,796
                                                                ============  ============  ========  ==========   ========
Beginning units                                                   16,979,208    21,778,769    38,574      93,065     16,046
Units issued                                                       1,230,030     1,419,017     1,292      16,143      6,929
Units redeemed                                                    (3,093,530)   (3,489,980)   (3,562)     (9,134)      (112)
                                                                ------------  ------------  --------  ----------   --------
Ending units                                                      15,115,708    19,707,806    36,304     100,074     22,863
                                                                ============  ============  ========  ==========   ========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $  4,075,137  $  3,925,393  $  1,558  $   44,828   $  2,159
   Mortality and expense risk and administrative charges          (4,755,983)   (6,842,621)   (3,278)     (8,006)    (1,957)
                                                                ------------  ------------  --------  ----------   --------
   Net investment income (loss)                                     (680,846)   (2,917,228)   (1,720)     36,822        202
   Net realized gain (loss)                                       23,468,692    11,531,380   (20,356)     (4,312)      (848)
   Capital gain distribution from mutual funds                    24,498,328    41,536,787        --          --      3,505
   Change in unrealized appreciation (depreciation) of
     investments                                                  (2,796,659)   22,762,703    11,156      28,070     22,233
                                                                ------------  ------------  --------  ----------   --------
Increase (decrease) in net assets from operations                 44,489,515    72,913,642   (10,920)     60,580     25,092
                                                                ------------  ------------  --------  ----------   --------
From contract transactions:
Payments received from contract owners                             8,150,112     8,861,758    91,736     483,232         --
   Payments for contract benefits or terminations                (29,134,102)  (43,690,190)  (17,876)    (21,999)    (1,018)
   Transfers between sub-accounts (including fixed
     account), net                                               (22,042,847)  (36,041,692)  (22,257)     41,769    (13,053)
   Contract maintenance charges                                   (2,152,145)   (3,150,009)       (7)        (28)        (5)
   Adjustments to net assets allocated to contracts in payout
     period                                                           (4,247)       (6,951)       --          --         --
                                                                ------------  ------------  --------  ----------   --------
Increase (decrease) in net assets from contract transactions     (45,183,229)  (74,027,084)   51,596     502,974    (14,076)
                                                                ------------  ------------  --------  ----------   --------
Increase (decrease) in net assets                                   (693,714)   (1,113,442)   40,676     563,554     11,016
Net assets at beginning of period                                318,911,495   453,812,224   289,994     436,149    170,492
                                                                ------------  ------------  --------  ----------   --------
Net assets at end of period                                     $318,217,781  $452,698,782  $330,670  $  999,703   $181,508
                                                                ============  ============  ========  ==========   ========
Beginning units                                                   19,495,530    25,455,167    32,456      45,171     17,254
Units issued                                                       1,340,204     1,634,979    13,177      60,344        523
Units redeemed                                                    (3,856,526)   (5,311,377)   (7,059)    (12,450)    (1,731)
                                                                ------------  ------------  --------  ----------   --------
Ending units                                                      16,979,208    21,778,769    38,574      93,065     16,046
                                                                ============  ============  ========  ==========   ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                            Neuberger
                                                                                                             Berman
                                                                                                               AMT
                                                                                                Morgan      Absolute
                                                                                             Stanley VIF     Return
                                                     Lord Abbett   Lord Abbett  Lord Abbett     Global       Multi-
                                                     Fund Growth    Fund Mid    Fund Short  Infrastructure   Manager
                                                     and Income     Cap Stock    Duration    Portfolio II     Fund
                                                   Portfolio Class  Portfolio    Portfolio     Class II    Portfolio S
                                                         VC         Class VC     Class VC       Shares        Class
                                                   --------------- -----------  ----------- -------------- -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                        $  2,591,640   $   105,100  $   40,430    $   21,352    $     --
   Mortality and expense risk and administrative
     charges                                          (3,106,046)     (282,710)    (11,646)      (11,698)    (10,008)
                                                    ------------   -----------  ----------    ----------    --------
   Net investment income (loss)                         (514,406)     (177,610)     28,784         9,654     (10,008)
   Net realized gain (loss)                           13,795,851     1,197,792        (634)       (8,776)     (3,565)
   Capital gain distribution from mutual funds        19,176,082     1,697,256          --        46,458          --
   Change in unrealized appreciation
     (depreciation) of investments                   (10,556,806)   (1,781,674)    (20,076)       56,333      58,262
                                                    ------------   -----------  ----------    ----------    --------
Increase (decrease) in net assets from operations     21,900,721       935,764       8,074       103,669      44,689
                                                    ------------   -----------  ----------    ----------    --------
From contract transactions:
   Payments received from contract owners              1,255,008        82,758     339,645        91,727      12,648
   Payments for contract benefits or terminations    (23,728,834)   (1,974,399)    (28,657)      (34,715)    (11,247)
   Transfers between sub-accounts (including
     fixed account), net                                (376,336)     (605,819)     64,702        88,390      34,843
   Contract maintenance charges                       (1,162,903)      (12,233)       (127)         (138)        (58)
   Adjustments to net assets allocated to
     contracts in payout period                            1,815             4          --            --          --
                                                    ------------   -----------  ----------    ----------    --------
Increase (decrease) in net assets from contract
  transactions                                       (24,011,250)   (2,509,689)    375,563       145,264      36,186
                                                    ------------   -----------  ----------    ----------    --------
Increase (decrease) in net assets                     (2,110,529)   (1,573,925)    383,637       248,933      80,875
Net assets at beginning of period                    201,147,166    19,014,948     831,951       832,603     791,223
                                                    ------------   -----------  ----------    ----------    --------
Net assets at end of period                         $199,036,637   $17,441,023  $1,215,588    $1,081,536    $872,098
                                                    ============   ===========  ==========    ==========    ========
Beginning units                                       11,722,972       848,772      82,407        86,395      86,558
Units issued                                             637,414        30,003      54,955        23,917      10,258
Units redeemed                                        (1,935,816)     (138,765)    (18,033)       (9,591)     (6,303)
                                                    ------------   -----------  ----------    ----------    --------
Ending units                                          10,424,570       740,010     119,329       100,721      90,513
                                                    ============   ===========  ==========    ==========    ========
For the Year Ended December 31, 2016
From operations:
   Dividends                                        $  2,927,707   $    91,216  $   20,984    $   11,100    $     --
   Mortality and expense risk and administrative
     charges                                          (3,130,366)     (284,318)    (10,060)       (7,132)     (7,438)
                                                    ------------   -----------  ----------    ----------    --------
   Net investment income (loss)                         (202,659)     (193,102)     10,924         3,968      (7,438)
   Net realized gain (loss)                           13,287,380     1,004,680      (9,723)       (9,244)     (2,512)
   Capital gain distribution from mutual funds         2,686,053     1,040,475          --        32,179       3,809
Change in unrealized appreciation (depreciation)
  of investments                                      12,894,539       673,019      16,510        25,417      (2,289)
                                                    ------------   -----------  ----------    ----------    --------
Increase (decrease) in net assets from operations     28,665,313     2,525,072      17,711        52,320      (8,430)
                                                    ------------   -----------  ----------    ----------    --------
From contract transactions:
   Payments received from contract owners              1,375,108        62,813      62,347       236,345      59,972
   Payments for contract benefits or terminations    (20,735,758)   (2,464,715)    (32,333)      (24,676)    (10,897)
   Transfers between sub-accounts (including
     fixed account), net                             (13,342,204)     (149,312)   (119,065)      190,803     273,259
   Contract maintenance charges                       (1,408,472)      (13,713)        (90)          (84)        (56)
   Adjustments to net assets allocated to
     contracts in payout period                             (758)         (218)         --            --          --
                                                    ------------   -----------  ----------    ----------    --------
Increase (decrease) in net assets from contract
  transactions                                       (34,112,084)   (2,565,145)    (89,141)      402,388     322,278
                                                    ------------   -----------  ----------    ----------    --------
Increase (decrease) in net assets                     (5,446,771)      (40,073)    (71,430)      454,708     313,848
Net assets at beginning of period                    206,593,937    19,055,021     903,381       377,895     477,375
                                                    ------------   -----------  ----------    ----------    --------
Net assets at end of period                         $201,147,166   $19,014,948  $  831,951    $  832,603    $791,223
                                                    ============   ===========  ==========    ==========    ========
Beginning units                                       13,843,406       975,144      91,371        44,845      51,274
Units issued                                             446,368        27,045      37,585        48,832      37,571
Units redeemed                                        (2,566,802)     (153,417)    (46,549)       (7,282)     (2,287)
                                                    ------------   -----------  ----------    ----------    --------
Ending units                                          11,722,972       848,772      82,407        86,395      86,558
                                                    ============   ===========  ==========    ==========    ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                               PIMCO
                                                                                VIT
                                                                     PIMCO   Emerging
                                                                    VIT All   Markets    PIMCO VIT        PVC           PVC
                                                                     Asset     Bond    Unconstrained  Diversified   Diversified
                                                                   Portfolio Portfolio     Bond      International International
                                                                    Advisor   Advisor    Portfolio      Account       Account
                                                                     Class     Class   Advisor Class    Class 1       Class 2
                                                                   --------- --------- ------------- ------------- -------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                       $  1,554  $  8,191    $ 13,514      $  15,503     $   4,891
   Mortality and expense risk and administrative charges               (377)   (1,938)    (10,318)       (12,239)       (5,713)
                                                                   --------  --------    --------      ---------     ---------
   Net investment income (loss)                                       1,177     6,253       3,196          3,264          (822)
   Net realized gain (loss)                                             214       100         777         15,239        35,494
   Change in unrealized appreciation (depreciation) of
     investments                                                      2,564     5,959      24,778        181,687        49,440
                                                                   --------  --------    --------      ---------     ---------
Increase (decrease) in net assets from operations                     3,955    12,312      28,751        200,190        84,112
                                                                   --------  --------    --------      ---------     ---------
From contract transactions:
   Payments received from contract owners                                --    36,096      85,807             --            --
   Payments for contract benefits or terminations                        --        --     (16,452)       (70,880)     (112,943)
   Transfers between sub-accounts (including fixed account), net     (8,093)    9,792      57,529        (19,022)      (10,161)
   Contract maintenance charges                                          --        (7)       (105)        (1,272)         (144)
   Adjustments to net assets allocated to contracts in payout
     period                                                              --        --          --              1            --
                                                                   --------  --------    --------      ---------     ---------
Increase (decrease) in net assets from contract transactions         (8,093)   45,881     126,779        (91,173)     (123,248)
                                                                   --------  --------    --------      ---------     ---------
Increase (decrease) in net assets                                    (4,138)   58,193     155,530        109,017       (39,136)
Net assets at beginning of period                                    40,334   132,663     737,334        767,571       362,771
                                                                   --------  --------    --------      ---------     ---------
Net assets at end of period                                        $ 36,196  $190,856    $892,864      $ 876,588     $ 323,635
                                                                   ========  ========    ========      =========     =========
Beginning units                                                       4,141    12,726      73,697        104,876        52,785
Units issued                                                             42     6,462      15,385             73           210
Units redeemed                                                         (859)   (2,317)     (2,984)       (10,722)      (16,020)
                                                                   --------  --------    --------      ---------     ---------
Ending units                                                          3,324    16,871      86,098         94,227        36,975
                                                                   ========  ========    ========      =========     =========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                       $    639  $  3,468    $  9,674      $  18,462     $   7,600
   Mortality and expense risk and administrative charges               (132)     (823)     (7,543)       (12,118)       (5,886)
                                                                   --------  --------    --------      ---------     ---------
   Net investment income (loss)                                         507     2,645       2,131          6,344         1,714
   Net realized gain (loss)                                          (2,216)     (865)     (2,392)          (466)        4,344
   Change in unrealized appreciation (depreciation) of
     investments                                                      2,659    (1,422)     23,942        (21,119)      (11,960)
                                                                   --------  --------    --------      ---------     ---------
Increase (decrease) in net assets from operations                       950       358      23,681        (15,241)       (5,902)
                                                                   --------  --------    --------      ---------     ---------
From contract transactions:
   Payments received from contract owners                            31,705   100,853     115,061             --            --
   Payments for contract benefits or terminations                        --    (4,332)    (38,034)      (175,569)      (10,666)
   Transfers between sub-accounts (including fixed account), net    (10,463)   (5,351)    275,630        (24,210)       (2,202)
   Contract maintenance charges                                          --        (8)        (79)        (1,625)         (157)
   Adjustments to net assets allocated to contracts in payout
     period                                                              --        --          --              3            --
                                                                   --------  --------    --------      ---------     ---------
Increase (decrease) in net assets from contract transactions         21,242    91,162     352,578       (201,401)      (13,025)
                                                                   --------  --------    --------      ---------     ---------
Increase (decrease) in net assets                                    22,192    91,520     376,259       (216,642)      (18,927)
Net assets at beginning of period                                    18,142    41,143     361,075        984,213       381,698
                                                                   --------  --------    --------      ---------     ---------
Net assets at end of period                                        $ 40,334  $132,663    $737,334      $ 767,571     $ 362,771
                                                                   ========  ========    ========      =========     =========
Beginning units                                                       2,077     4,344      37,305        132,854        54,686
Units issued                                                          3,966    10,462      44,556            975         1,170
Units redeemed                                                       (1,902)   (2,080)     (8,164)       (28,953)       (3,071)
                                                                   --------  --------    --------      ---------     ---------
Ending units                                                          4,141    12,726      73,697        104,876        52,785
                                                                   ========  ========    ========      =========     =========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                              PVC         PVC
                                                                                           Government  Government
                                                                                             & High      & High
                                                                 PVC Equity    PVC Equity   Quality     Quality
                                                                   Income        Income       Bond        Bond    PVC Income
                                                                Account Class   Account     Account     Account    Account
                                                                      1         Class 2     Class 1     Class 2    Class 1
                                                                ------------- -----------  ----------  ---------- ----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                     $   306,047  $   164,224  $   97,480   $ 31,309  $  174,407
   Mortality and expense risk and administrative charges            (203,021)    (133,506)    (37,154)   (13,499)    (58,638)
                                                                 -----------  -----------  ----------   --------  ----------
   Net investment income (loss)                                      103,026       30,718      60,326     17,810     115,769
   Net realized gain (loss)                                          728,266      569,213     (23,701)    (2,488)     23,094
   Capital gain distribution from mutual funds                       657,825      393,331          --         --          --
   Change in unrealized appreciation (depreciation) of
     investments                                                     948,600      462,435     (28,211)   (15,980)      3,516
                                                                 -----------  -----------  ----------   --------  ----------
Increase (decrease) in net assets from operations                  2,437,717    1,455,697       8,414       (658)    142,379
                                                                 -----------  -----------  ----------   --------  ----------
From contract transactions:
   Payments received from contract owners                              7,256      (60,846)        550         --          --
   Payments for contract benefits or terminations                 (1,592,772)  (1,187,047)   (352,111)   (52,221)   (316,365)
   Transfers between sub-accounts (including fixed account),
     net                                                            (313,977)     (92,813)    (75,056)    (3,728)    (75,700)
   Contract maintenance charges                                      (17,208)     (18,923)     (1,337)      (405)     (6,126)
   Adjustments to net assets allocated to contracts in payout
     period                                                              169           --         122         --          33
                                                                 -----------  -----------  ----------   --------  ----------
Increase (decrease) in net assets from contract transactions      (1,916,532)  (1,359,629)   (427,832)   (56,354)   (398,158)
                                                                 -----------  -----------  ----------   --------  ----------
Increase (decrease) in net assets                                    521,185       96,068    (419,418)   (57,012)   (255,779)
Net assets at beginning of period                                 13,498,791    8,425,726   2,572,503    868,977   4,140,656
                                                                 -----------  -----------  ----------   --------  ----------
Net assets at end of period                                      $14,019,976  $ 8,521,794  $2,153,085   $811,965  $3,884,877
                                                                 ===========  ===========  ==========   ========  ==========
Beginning units                                                      808,983      540,798     303,754    107,931     388,160
Units issued                                                           2,567        5,143      11,475      1,053       5,120
Units redeemed                                                      (108,686)     (85,216)    (62,493)    (8,003)    (41,729)
                                                                 -----------  -----------  ----------   --------  ----------
Ending units                                                         702,864      460,725     252,736    100,981     351,551
                                                                 ===========  ===========  ==========   ========  ==========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                     $   363,947  $   212,563  $   98,295   $ 29,883  $  197,854
   Mortality and expense risk and administrative charges            (196,822)    (135,354)    (43,585)   (15,948)    (64,376)
                                                                 -----------  -----------  ----------   --------  ----------
   Net investment income (loss)                                      167,125       77,209      54,710     13,935     133,478
   Net realized gain (loss)                                          601,940      444,177       6,904      3,893      45,977
   Capital gain distribution from mutual funds                       667,847      431,330         482        153          --
   Change in unrealized appreciation (depreciation) of
     investments                                                     315,287      132,576     (47,268)   (18,566)     12,740
                                                                 -----------  -----------  ----------   --------  ----------
Increase (decrease) in net assets from operations                  1,752,199    1,085,292      14,828       (585)    192,195
                                                                 -----------  -----------  ----------   --------  ----------
From contract transactions:
   Payments received from contract owners                                756       60,846         450      9,298          --
   Payments for contract benefits or terminations                 (1,486,667)    (898,258)   (670,834)   (73,378)   (567,469)
   Transfers between sub-accounts (including fixed account),
     net                                                            (487,246)    (507,759)    272,743    141,213     (46,717)
   Contract maintenance charges                                      (22,876)     (19,809)     (1,760)      (489)     (8,415)
   Adjustments to net assets allocated to contracts in payout
     period                                                              162           --         165         --          31
                                                                 -----------  -----------  ----------   --------  ----------
Increase (decrease) in net assets from contract transactions      (1,995,871)  (1,364,980)   (399,236)    76,644    (622,570)
                                                                 -----------  -----------  ----------   --------  ----------
Increase (decrease) in net assets                                   (243,672)    (279,688)   (384,408)    76,059    (430,375)
Net assets at beginning of period                                 13,742,463    8,705,414   2,956,911    792,918   4,571,031
                                                                 -----------  -----------  ----------   --------  ----------
Net assets at end of period                                      $13,498,791  $ 8,425,726  $2,572,503   $868,977  $4,140,656
                                                                 ===========  ===========  ==========   ========  ==========
Beginning units                                                      938,574      634,532     349,519     98,474     446,081
Units issued                                                          13,964        5,722      35,296     51,104      18,296
Units redeemed                                                      (143,555)     (99,456)    (81,061)   (41,647)    (76,217)
                                                                 -----------  -----------  ----------   --------  ----------
Ending units                                                         808,983      540,798     303,754    107,931     388,160
                                                                 ===========  ===========  ==========   ========  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                      PVC       PVC
                                                                                    LargeCap  LargeCap                PVC Mid
                                                                       PVC Income    Growth    Growth     PVC Mid    Cap Blend
                                                                        Account     Account   Account    Cap Blend   Acct Class
                                                                        Class 2     Class 1   Class 2   Acct Class 1     2
                                                                       ----------  ---------  --------  ------------ ----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                           $   77,867  $   2,243  $    699   $   10,432  $   2,415
   Mortality and expense risk and administrative charges                  (29,579)    (8,585)   (7,171)     (28,871)   (11,484)
                                                                       ----------  ---------  --------   ----------  ---------
   Net investment income (loss)                                            48,288     (6,342)   (6,472)     (18,439)    (9,069)
   Net realized gain (loss)                                                16,655     18,546    14,472       85,878     13,472
   Capital gain distribution from mutual funds                                 --         --        --      126,388     48,699
   Change in unrealized appreciation (depreciation) of investments         (3,896)   152,903   117,311      212,181     95,299
                                                                       ----------  ---------  --------   ----------  ---------
Increase (decrease) in net assets from operations                          61,047    165,107   125,311      406,008    148,401
                                                                       ----------  ---------  --------   ----------  ---------
From contract transactions:
   Payments received from contract owners                                      --         --        --          360         --
   Payments for contract benefits or terminations                        (201,445)   (25,815)  (14,105)    (177,425)   (20,973)
   Transfers between sub-accounts (including fixed account), net          (64,456)     3,918       651      (15,786)    12,235
   Contract maintenance charges                                              (863)      (214)      (82)      (2,327)      (216)
   Adjustments to net assets allocated to contracts in payout period            2         --        --           31         --
                                                                       ----------  ---------  --------   ----------  ---------
Increase (decrease) in net assets from contract transactions             (266,762)   (22,111)  (13,536)    (195,147)    (8,954)
                                                                       ----------  ---------  --------   ----------  ---------
Increase (decrease) in net assets                                        (205,715)   142,996   111,775      210,861    139,447
Net assets at beginning of period                                       2,034,448    506,909   390,805    1,795,986    637,942
                                                                       ----------  ---------  --------   ----------  ---------
Net assets at end of period                                            $1,828,733  $ 649,905  $502,580   $2,006,847  $ 777,389
                                                                       ==========  =========  ========   ==========  =========
Beginning units                                                           200,256     46,464    37,831       85,276     32,010
Units issued                                                                2,847        482       486           97        607
Units redeemed                                                            (28,730)    (2,130)   (1,587)      (8,304)      (992)
                                                                       ----------  ---------  --------   ----------  ---------
Ending units                                                              174,373     44,816    36,730       77,069     31,625
                                                                       ==========  =========  ========   ==========  =========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                           $  100,078  $   1,503  $    312   $    7,560  $     879
   Mortality and expense risk and administrative charges                  (34,727)    (8,254)   (6,322)     (27,711)   (10,513)
                                                                       ----------  ---------  --------   ----------  ---------
   Net investment income (loss)                                            65,351     (6,751)   (6,010)     (20,151)    (9,634)
   Net realized gain (loss)                                                22,774     57,067     8,754      118,604     80,072
   Capital gain distribution from mutual funds                                 --         --        --      303,940    103,578
   Change in unrealized appreciation (depreciation) of investments          1,226    (90,107)  (31,405)    (247,617)  (125,290)
                                                                       ----------  ---------  --------   ----------  ---------
Increase (decrease) in net assets from operations                          89,351    (39,791)  (28,661)     154,776     48,726
                                                                       ----------  ---------  --------   ----------  ---------
From contract transactions:
   Payments received from contract owners                                      --         --        --          360         --
   Payments for contract benefits or terminations                        (333,676)   (28,944)  (12,221)    (195,700)   (75,021)
   Transfers between sub-accounts (including fixed account), net           63,144    (92,647)   11,114     (108,754)  (122,316)
   Contract maintenance charges                                              (934)      (233)      (94)      (2,674)      (259)
   Adjustments to net assets allocated to contracts in payout period            3         --        --           54         --
                                                                       ----------  ---------  --------   ----------  ---------
Increase (decrease) in net assets from contract transactions             (271,463)  (121,824)   (1,201)    (306,714)  (197,596)
                                                                       ----------  ---------  --------   ----------  ---------
Increase (decrease) in net assets                                        (182,112)  (161,615)  (29,862)    (151,938)  (148,870)
Net assets at beginning of period                                       2,216,560    668,524   420,667    1,947,924    786,812
                                                                       ----------  ---------  --------   ----------  ---------
Net assets at end of period                                            $2,034,448  $ 506,909  $390,805   $1,795,986  $ 637,942
                                                                       ==========  =========  ========   ==========  =========
Beginning units                                                           226,558     57,254    37,927      100,415     42,728
Units issued                                                                6,416        201     1,108           72          8
Units redeemed                                                            (32,718)   (10,991)   (1,204)     (15,211)   (10,726)
                                                                       ----------  ---------  --------   ----------  ---------
Ending units                                                              200,256     46,464    37,831       85,276     32,010
                                                                       ==========  =========  ========   ==========  =========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                     PVC
                                                                   PVC Principal  Principal    PVC Real   PVC Real
                                                                      Capital      Capital      Estate     Estate     PVC SAM
                                                                   Appreciation  Appreciation Securities Securities  Balanced
                                                                      Account      Account     Account    Account    Portfolio
                                                                      Class 1      Class 2     Class 1    Class 2     Class 1
                                                                   ------------- ------------ ---------- ---------- -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                        $   127,054   $   21,397   $  6,821   $  3,982  $   672,971
   Mortality and expense risk and administrative charges               (148,787)     (32,701)    (5,585)    (4,213)    (492,748)
                                                                    -----------   ----------   --------   --------  -----------
   Net investment income (loss)                                         (21,733)     (11,304)     1,236       (231)     180,223
   Net realized gain (loss)                                             214,666       28,188     23,687      4,857      171,647
   Capital gain distribution from mutual funds                               --           --     37,330     26,050      740,788
   Change in unrealized appreciation (depreciation) of
     investments                                                      1,591,666      333,704    (33,596)   (11,552)   2,970,226
                                                                    -----------   ----------   --------   --------  -----------
Increase (decrease) in net assets from operations                     1,784,599      350,588     28,657     19,124    4,062,884
                                                                    -----------   ----------   --------   --------  -----------
From contract transactions:
   Payments received from contract owners                                 1,284           --         --         --      167,353
   Payments for contract benefits or terminations                      (914,794)    (118,884)   (32,601)    (6,202)  (3,952,846)
   Transfers between sub-accounts (including fixed account), net        (70,537)       8,401    (16,166)    17,778      (31,734)
   Contract maintenance charges                                         (10,562)        (951)      (804)      (302)     (14,579)
   Adjustments to net assets allocated to contracts in payout
     period                                                                 103           --         --         --           41
                                                                    -----------   ----------   --------   --------  -----------
Increase (decrease) in net assets from contract transactions           (994,506)    (111,434)   (49,571)    11,274   (3,831,765)
                                                                    -----------   ----------   --------   --------  -----------
Increase (decrease) in net assets                                       790,093      239,154    (20,914)    30,398      231,119
Net assets at beginning of period                                     9,859,066    1,942,782    421,391    250,660   32,182,335
                                                                    -----------   ----------   --------   --------  -----------
Net assets at end of period                                         $10,649,159   $2,181,936   $400,477   $281,058  $32,413,454
                                                                    ===========   ==========   ========   ========  ===========
Beginning units                                                         440,632       92,625     13,147      8,136    2,170,674
Units issued                                                              1,914          867        437        576       14,486
Units redeemed                                                          (42,675)      (5,785)    (2,005)      (205)    (254,892)
                                                                    -----------   ----------   --------   --------  -----------
Ending units                                                            399,871       87,707     11,579      8,507    1,930,268
                                                                    ===========   ==========   ========   ========  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                        $   110,524   $   17,035   $  6,267   $  3,061  $   690,125
   Mortality and expense risk and administrative charges               (143,389)     (31,245)    (6,473)    (3,918)    (502,175)
                                                                    -----------   ----------   --------   --------  -----------
   Net investment income (loss)                                         (32,865)     (14,210)      (206)      (857)     187,950
   Net realized gain (loss)                                              80,141       22,345     30,224     12,952       (3,147)
   Capital gain distribution from mutual funds                           74,970       14,590     38,237     20,894    1,989,903
   Change in unrealized appreciation (depreciation) of
     investments                                                        567,237      113,278    (48,672)   (23,665)    (502,658)
                                                                    -----------   ----------   --------   --------  -----------
Increase (decrease) in net assets from operations                       689,483      136,003     19,583      9,324    1,672,048
                                                                    -----------   ----------   --------   --------  -----------
From contract transactions:
   Payments received from contract owners                                 1,284       13,289         --         --        1,590
   Payments for contract benefits or terminations                    (1,181,420)    (271,882)   (57,281)   (10,298)  (3,311,431)
   Transfers between sub-accounts (including fixed account), net       (222,565)     (41,933)       663      2,481     (325,555)
   Contract maintenance charges                                         (13,669)      (1,198)      (934)      (364)     (19,020)
   Adjustments to net assets allocated to contracts in payout
     period                                                                  85           --         --         --           35
                                                                    -----------   ----------   --------   --------  -----------
Increase (decrease) in net assets from contract transactions         (1,416,285)    (301,724)   (57,552)    (8,181)  (3,654,381)
                                                                    -----------   ----------   --------   --------  -----------
Increase (decrease) in net assets                                      (726,802)    (165,721)   (37,969)     1,143   (1,982,333)
Net assets at beginning of period                                    10,585,868    2,108,503    459,360    249,517   34,164,668
                                                                    -----------   ----------   --------   --------  -----------
Net assets at end of period                                         $ 9,859,066   $1,942,782   $421,391   $250,660  $32,182,335
                                                                    ===========   ==========   ========   ========  ===========
Beginning units                                                         508,754      107,657     14,969      8,414    2,421,383
Units issued                                                              6,190        1,404        411        479       12,628
Units redeemed                                                          (74,312)     (16,436)    (2,233)      (757)    (263,337)
                                                                    -----------   ----------   --------   --------  -----------
Ending units                                                            440,632       92,625     13,147      8,136    2,170,674
                                                                    ===========   ==========   ========   ========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                             PVC SAM      PVC SAM      PVC SAM      PVC SAM
                                                                PVC SAM    Conservative Conservative Conservative Conservative
                                                               Balanced      Balanced     Balanced      Growth       Growth
                                                               Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                                                Class 2      Class 1      Class 2      Class 1      Class 2
                                                              -----------  ------------ ------------ ------------ ------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $   568,069   $   86,954  $    87,071  $   264,080  $   221,229
   Mortality and expense risk and administrative charges         (463,508)     (46,200)     (56,753)    (263,404)    (268,636)
                                                              -----------   ----------  -----------  -----------  -----------
   Net investment income (loss)                                   104,561       40,754       30,318          676      (47,407)
   Net realized gain (loss)                                       216,520       22,205       23,802      472,352      311,658
   Capital gain distribution from mutual funds                    699,787       33,023       36,056      370,263      360,807
   Change in unrealized appreciation (depreciation) of
     investments                                                2,564,012      195,347      226,303    1,965,270    2,073,225
                                                              -----------   ----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations               3,584,880      291,329      316,479    2,808,561    2,698,283
                                                              -----------   ----------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                           4,400           33          (32)       1,883       58,133
   Payments for contract benefits or terminations              (4,091,723)    (189,300)    (477,421)  (1,921,534)  (2,209,844)
   Transfers between sub-accounts (including fixed
     account), net                                                136,596       (3,831)     201,330     (250,453)    (151,925)
   Contract maintenance charges                                   (41,748)      (1,496)      (1,814)      (9,885)     (38,139)
   Adjustments to net assets allocated to contracts in
     payout period                                                      1          180           94            1           --
                                                              -----------   ----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions   (3,992,474)    (194,414)    (277,843)  (2,179,988)  (2,341,775)
                                                              -----------   ----------  -----------  -----------  -----------
Increase (decrease) in net assets                                (407,594)      96,915       38,636      628,573      356,508
Net assets at beginning of period                              28,981,100    3,038,294    3,437,949   16,493,154   16,542,913
                                                              -----------   ----------  -----------  -----------  -----------
Net assets at end of period                                   $28,573,506   $3,135,209  $ 3,476,585  $17,121,727  $16,899,421
                                                              ===========   ==========  ===========  ===========  ===========
Beginning units                                                 2,043,509      290,260      334,936    1,063,647    1,119,781
Units issued                                                       54,058          105       19,861        3,793       14,041
Units redeemed                                                   (316,158)     (17,435)     (37,251)    (130,941)    (160,921)
                                                              -----------   ----------  -----------  -----------  -----------
Ending units                                                    1,781,409      272,930      317,546      936,499      972,901
                                                              ===========   ==========  ===========  ===========  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $   554,714   $   78,942  $    82,831  $   236,520  $   202,217
   Mortality and expense risk and administrative charges         (471,407)     (48,149)     (60,395)    (253,946)    (271,849)
                                                              -----------   ----------  -----------  -----------  -----------
   Net investment income (loss)                                    83,307       30,793       22,436      (17,426)     (69,632)
   Net realized gain (loss)                                        14,168       42,381       57,631      200,134      282,738
   Capital gain distribution from mutual funds                  1,816,335      118,544      138,185      866,995      892,770
   Change in unrealized appreciation (depreciation) of
     investments                                                 (525,962)     (38,455)     (48,976)    (219,234)    (278,753)
                                                              -----------   ----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations               1,387,848      153,263      169,276      830,469      827,123
                                                              -----------   ----------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                         133,694      113,982      232,979        2,583        7,915
   Payments for contract benefits or terminations              (3,734,690)    (639,935)  (1,051,313)  (1,525,394)  (2,345,305)
   Transfers between sub-accounts (including fixed
     account), net                                               (286,708)     (57,297)    (108,644)     (78,412)      23,516
   Contract maintenance charges                                   (49,396)      (1,932)      (2,316)     (10,465)     (41,135)
   Adjustments to net assets allocated to contracts in
     payout period                                                      2       (1,616)      (3,552)           2           --
                                                              -----------   ----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions   (3,937,098)    (586,798)    (932,846)  (1,611,686)  (2,355,009)
                                                              -----------   ----------  -----------  -----------  -----------
Increase (decrease) in net assets                              (2,549,250)    (433,535)    (763,570)    (781,217)  (1,527,886)
Net assets at beginning of period                              31,530,350    3,471,829    4,201,519   17,274,371   18,070,799
                                                              -----------   ----------  -----------  -----------  -----------
Net assets at end of period                                   $28,981,100   $3,038,294  $ 3,437,949  $16,493,154  $16,542,913
                                                              ===========   ==========  ===========  ===========  ===========
Beginning units                                                 2,331,940      347,189      430,461    1,172,681    1,284,667
Units issued                                                       86,543       12,692       24,860       10,084       17,735
Units redeemed                                                   (374,974)     (69,621)    (120,385)    (119,118)    (182,621)
                                                              -----------   ----------  -----------  -----------  -----------
Ending units                                                    2,043,509      290,260      334,936    1,063,647    1,119,781
                                                              ===========   ==========  ===========  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                  PVC SAM      PVC SAM     PVC SAM     PVC SAM   PVC Short-
                                                                 Flexible     Flexible    Strategic   Strategic     Term
                                                                  Income       Income      Growth      Growth      Income
                                                                 Portfolio    Portfolio   Portfolio   Portfolio   Account
                                                                  Class 1      Class 2     Class 1     Class 2    Class 1
                                                                -----------  ----------  ----------  ----------  ----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   197,363  $  184,793  $   58,829  $   82,579  $   25,374
   Mortality and expense risk and administrative charges            (90,014)    (95,103)    (59,977)   (111,247)    (21,392)
                                                                -----------  ----------  ----------  ----------  ----------
   Net investment income (loss)                                     107,349      89,690      (1,148)    (28,668)      3,982
   Net realized gain (loss)                                          52,972      74,748      30,009     176,629      (2,247)
   Capital gain distribution from mutual funds                       42,666      43,079     113,387     186,047          --
   Change in unrealized appreciation (depreciation) of
     investments                                                    188,094     173,494     613,429     919,741       8,022
                                                                -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from operations                   391,081     381,011     755,677   1,253,749       9,757
                                                                -----------  ----------  ----------  ----------  ----------
From contract transactions:
   Payments received from contract owners                               960          --         753       3,397     367,484
   Payments for contract benefits or terminations                  (673,647)   (981,320)   (802,765)   (718,266)   (112,143)
   Transfers between sub-accounts (including fixed account),
     net                                                              5,351      55,573     148,892     (35,958)    (19,900)
   Contract maintenance charges                                      (3,269)     (2,265)     (1,459)    (16,339)       (914)
   Adjustments to net assets allocated to contracts in payout
     period                                                             324           2           1          --          58
                                                                -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from contract transactions       (670,281)   (928,010)   (654,578)   (767,166)    234,585
                                                                -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets                                  (279,200)   (546,999)    101,099     486,583     244,342
Net assets at beginning of period                                 6,036,946   6,504,225   3,730,405   6,563,683   1,357,068
                                                                -----------  ----------  ----------  ----------  ----------
Net assets at end of period                                     $ 5,757,746  $5,957,226  $3,831,504  $7,050,266  $1,601,410
                                                                ===========  ==========  ==========  ==========  ==========
Beginning units                                                     509,471     573,433     219,047     407,450     177,800
Units issued                                                          1,265      12,961      64,498       9,955      50,059
Units redeemed                                                      (54,810)    (93,260)    (96,605)    (52,851)    (17,381)
                                                                -----------  ----------  ----------  ----------  ----------
Ending units                                                        455,926     493,134     186,940     364,554     210,478
                                                                ===========  ==========  ==========  ==========  ==========
For the Year Ended December 31, 2016
   From operations:
   Dividends                                                    $   205,588  $  203,730  $   53,906  $   81,150  $   29,339
   Mortality and expense risk and administrative charges            (99,036)   (103,131)    (58,503)   (108,436)    (18,847)
                                                                -----------  ----------  ----------  ----------  ----------
   Net investment income (loss)                                     106,552     100,599      (4,597)    (27,286)     10,492
   Net realized gain (loss)                                          94,564      28,005    (143,292)     79,277       2,888
   Capital gain distribution from mutual funds                      120,128     129,205     202,267     366,611          --
   Change in unrealized appreciation (depreciation) of
     investments                                                     44,864      59,828     114,934    (140,623)    (10,050)
                                                                -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from operations                   366,108     317,637     169,312     277,979       3,330
                                                                -----------  ----------  ----------  ----------  ----------
From contract transactions:
   Payments received from contract owners                               960          --         753       2,703         350
   Payments for contract benefits or terminations                (1,429,040)   (496,255)   (378,635)   (557,313)   (277,242)
   Transfers between sub-accounts (including fixed account),
     net                                                            101,563     (33,257)   (279,265)   (224,715)    939,294
   Contract maintenance charges                                      (3,495)     (2,452)     (2,033)    (17,647)     (1,063)
   Adjustments to net assets allocated to contracts in payout
     period                                                             303           2           2          --          56
                                                                -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from contract transactions     (1,329,709)   (531,962)   (659,178)   (796,972)    661,395
                                                                -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets                                  (963,601)   (214,325)   (489,866)   (518,993)    664,725
Net assets at beginning of period                                 7,000,547   6,718,550   4,220,271   7,082,676     692,343
                                                                -----------  ----------  ----------  ----------  ----------
Net assets at end of period                                     $ 6,036,946  $6,504,225  $3,730,405  $6,563,683  $1,357,068
                                                                ===========  ==========  ==========  ==========  ==========
Beginning units                                                     621,141     622,664     258,928     458,021      90,686
Units issued                                                          8,702       5,892      29,586       2,079     124,611
Units redeemed                                                     (120,372)    (55,123)    (69,467)    (52,650)    (37,497)
                                                                -----------  ----------  ----------  ----------  ----------
Ending units                                                        509,471     573,433     219,047     407,450     177,800
                                                                ===========  ==========  ==========  ==========  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                PVC Short-    PVC       PVC        SST SA         SST SA
                                                                   Term    Small Cap Small Cap   Allocation     Allocation
                                                                  Income     Blend     Blend      Balanced        Growth
                                                                 Account    Account   Account  Portfolio Class  Portfolio
                                                                 Class 2    Class 1   Class 2         3          Class 3
                                                                ---------- --------- --------- --------------- -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $  16,052  $  2,708  $    574   $  2,084,852   $   528,565
   Mortality and expense risk and administrative charges          (14,954)  (11,438)   (6,229)    (1,937,195)     (585,235)
                                                                ---------  --------  --------   ------------   -----------
   Net investment income (loss)                                     1,098    (8,730)   (5,655)       147,657       (56,670)
   Net realized gain (loss)                                         1,108     3,739     1,503       (854,823)      655,333
   Capital gain distribution from mutual funds                         --        --        --      4,323,554     1,231,320
   Change in unrealized appreciation (depreciation) of
     investments                                                     (145)   81,225    44,169      7,535,457     4,029,145
                                                                ---------  --------  --------   ------------   -----------
Increase (decrease) in net assets from operations                   2,061    76,234    40,017     11,151,845     5,859,128
                                                                ---------  --------  --------   ------------   -----------
From contract transactions:
   Payments received from contract owners                              --        33        --      5,180,675    23,640,084
   Payments for contract benefits or terminations                (192,890)  (19,867)  (26,942)   (13,907,435)   (2,425,021)
   Transfers between sub-accounts (including fixed account),
     net                                                            2,347   (26,235)    7,883      2,614,802     3,145,716
   Contract maintenance charges                                    (1,300)     (540)     (234)      (860,714)     (212,072)
   Adjustments to net assets allocated to contracts in payout
     period                                                           895        20        --             --            --
                                                                ---------  --------  --------   ------------   -----------
Increase (decrease) in net assets from contract transactions     (190,948)  (46,589)  (19,293)    (6,972,672)   24,148,707
                                                                ---------  --------  --------   ------------   -----------
Increase (decrease) in net assets                                (188,887)   29,645    20,724      4,179,173    30,007,835
Net assets at beginning of period                                 965,232   716,661   386,646    129,162,151    27,253,677
                                                                ---------  --------  --------   ------------   -----------
Net assets at end of period                                     $ 776,345  $746,306  $407,370   $133,341,324   $57,261,512
                                                                =========  ========  ========   ============   ===========
Beginning units                                                   132,546    57,427    32,325      9,119,217     1,856,917
Units issued                                                          475       300       675      1,911,616     1,733,265
Units redeemed                                                    (26,811)   (3,815)   (2,311)    (2,415,882)     (264,782)
                                                                ---------  --------  --------   ------------   -----------
Ending units                                                      106,210    53,912    30,689      8,614,951     3,325,400
                                                                =========  ========  ========   ============   ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $  18,602  $  1,677  $    278   $  2,432,469   $   452,599
   Mortality and expense risk and administrative charges          (14,471)  (10,440)   (5,785)    (1,997,053)     (398,231)
                                                                ---------  --------  --------   ------------   -----------
   Net investment income (loss)                                     4,131    (8,763)   (5,507)       435,416        54,368
   Net realized gain (loss)                                         3,104   (10,165)   (5,013)       349,651       750,047
   Capital gain distribution from mutual funds                         --    28,623    15,306     12,079,127       620,384
   Change in unrealized appreciation (depreciation) of
     investments                                                   (6,007)   86,363    47,057     (8,087,739)     (373,724)
                                                                ---------  --------  --------   ------------   -----------
Increase (decrease) in net assets from operations                   1,228    96,058    51,843      4,776,455     1,051,075
                                                                ---------  --------  --------   ------------   -----------
From contract transactions:
   Payments received from contract owners                              --        33        --      3,946,817     2,332,034
   Payments for contract benefits or terminations                (140,327)  (49,159)  (27,386)   (13,045,873)   (2,349,411)
   Transfers between sub-accounts (including fixed account),
     net                                                          437,575   (24,864)  (17,925)       697,022      (257,009)
   Contract maintenance charges                                      (980)     (644)     (306)    (1,122,293)     (144,545)
   Adjustments to net assets allocated to contracts in payout
     period                                                           976        17        --             --            --
                                                                ---------  --------  --------   ------------   -----------
Increase (decrease) in net assets from contract transactions      297,244   (74,617)  (45,617)    (9,524,327)     (418,931)
                                                                ---------  --------  --------   ------------   -----------
Increase (decrease) in net assets                                 298,472    21,441     6,226     (4,747,872)      632,144
Net assets at beginning of period                                 666,760   695,220   380,420    133,910,023    26,621,533
                                                                ---------  --------  --------   ------------   -----------
Net assets at end of period                                     $ 965,232  $716,661  $386,646   $129,162,151   $27,253,677
                                                                =========  ========  ========   ============   ===========
Beginning units                                                    91,701    64,235    36,662      9,808,347     1,891,628
Units issued                                                       74,154       113        82        779,671       322,262
Units redeemed                                                    (33,309)   (6,921)   (4,419)    (1,468,801)     (356,973)
                                                                ---------  --------  --------   ------------   -----------
Ending units                                                      132,546    57,427    32,325      9,119,217     1,856,917
                                                                =========  ========  ========   ============   ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                SST SA
                                                                                 Mult-       SST SA
                                        SST SA                    SST Asset     Managed       Mult-
                                      Allocation      SST SA     Allocation   Diversified    Managed
                                       Moderate     Allocation   Diversified     Fixed    International
                                        Growth       Moderate      Growth       Income       Equity
                                      Portfolio     Portfolio     Portfolio    Portfolio    Portfolio
                                       Class 3       Class 3       Class 3      Class 3      Class 3
                                     ------------  ------------  -----------  ----------- -------------
For the Year Ended December 31,
  2017
From operations:
   Dividends                         $  2,937,506  $  2,674,718  $   298,209   $  4,853     $  6,876
   Mortality and expense risk and
     administrative charges            (3,028,091)   (2,696,528)    (110,989)    (1,904)      (3,640)
                                     ------------  ------------  -----------   --------     --------
   Net investment income (loss)           (90,585)      (21,810)     187,220      2,949        3,236
   Net realized gain (loss)             1,831,306     1,587,836       60,594        (95)       1,955
   Capital gain distribution from
     mutual funds                       6,737,330     3,983,161    1,568,322        509           --
   Change in unrealized
     appreciation (depreciation)
     of investments                    16,842,172    14,223,734     (325,497)      (258)      61,092
                                     ------------  ------------  -----------   --------     --------
Increase (decrease) in net assets
  from operations                      25,320,223    19,772,921    1,490,639      3,105       66,283
                                     ------------  ------------  -----------   --------     --------
From contract transactions:
   Payments received from contract
     owners                            12,673,790     9,314,652   20,840,295    125,212       46,086
   Payments for contract benefits
     or terminations                  (14,651,721)  (15,826,863)    (764,294)        --           --
   Transfers between sub-accounts
     (including fixed account), net     3,862,378       102,255    2,635,142      9,243       36,859
   Contract maintenance charges        (1,455,681)   (1,266,646)     (76,880)        (7)         (15)
   Adjustments to net assets
     allocated to contracts in
     payout period                             --        (1,880)          --         --           --
                                     ------------  ------------  -----------   --------     --------
Increase (decrease) in net assets
  from contract transactions              428,766    (7,678,482)  22,634,263    134,448       82,930
                                     ------------  ------------  -----------   --------     --------
Increase (decrease) in net assets      25,748,989    12,094,439   24,124,902    137,553      149,213
Net assets at beginning of period     187,803,555   176,012,657      363,204    117,253      229,722
                                     ------------  ------------  -----------   --------     --------
Net assets at end of period          $213,552,544  $188,107,096  $24,488,106   $254,806     $378,935
                                     ============  ============  ===========   ========     ========
Beginning units                        13,266,860    12,342,311       35,541     11,676       25,297
Units issued                            1,748,960     1,458,317    2,127,878     16,229       10,328
Units redeemed                         (1,725,850)   (1,992,364)    (148,095)    (2,906)      (2,119)
                                     ------------  ------------  -----------   --------     --------
Ending units                           13,289,970    11,808,264    2,015,324     24,999       33,506
                                     ============  ============  ===========   ========     ========
For the Year Ended December 31,
  2016
From operations:
   Dividends                         $  3,318,364  $  3,081,714  $     2,297   $  1,132     $  3,609
   Mortality and expense risk and
     administrative charges            (2,852,337)   (2,642,451)      (2,097)    (1,195)      (2,458)
                                     ------------  ------------  -----------   --------     --------
   Net investment income (loss)           466,027       439,263          200        (63)       1,151
   Net realized gain (loss)             2,369,642     1,988,076         (921)        (2)        (280)
   Capital gain distribution from
     mutual funds                      25,342,152    18,083,194       31,458        930           --
   Change in unrealized
     appreciation (depreciation)
     of investments                   (20,821,160)  (13,822,790)     (16,136)      (248)      (4,101)
                                     ------------  ------------  -----------   --------     --------
Increase (decrease) in net assets
  from operations                       7,356,661     6,687,743       14,601        617       (3,230)
                                     ------------  ------------  -----------   --------     --------
From contract transactions:
   Payments received from contract
     owners                             6,278,015     5,658,648      138,519     12,425        6,250
   Payments for contract benefits
     or terminations                  (13,789,310)  (14,717,883)      (2,083)        --           --
   Transfers between sub-accounts
     (including fixed account), net    (3,625,496)   (1,267,196)      87,587     36,007       10,319
   Contract maintenance charges        (1,794,408)   (1,640,138)         (34)        --           (5)
   Adjustments to net assets
     allocated to contracts in
     payout period                             --        (8,250)          --         --           --
                                     ------------  ------------  -----------   --------     --------
Increase (decrease) in net assets
  from contract transactions          (12,931,199)  (11,974,819)     223,989     48,432       16,564
                                     ------------  ------------  -----------   --------     --------
Increase (decrease) in net assets      (5,574,538)   (5,287,076)     238,590     49,049       13,334
Net assets at beginning of period     193,378,093   181,299,733      124,614     68,204      216,388
                                     ------------  ------------  -----------   --------     --------
Net assets at end of period          $187,803,555  $176,012,657  $   363,204   $117,253     $229,722
                                     ============  ============  ===========   ========     ========
Beginning units                        14,224,508    13,221,703       13,112      6,915       23,474
Units issued                              848,406       948,274       23,225      4,787        1,824
Units redeemed                         (1,806,054)   (1,827,666)        (796)       (26)          (1)
                                     ------------  ------------  -----------   --------     --------
Ending units                           13,266,860    12,342,311       35,541     11,676       25,297
                                     ============  ============  ===========   ========     ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                        SST SA    SST SA    SST SA
                                                                         Mult-     Mult-     Mult-                    SST SA
                                                                        Managed   Managed   Managed      SST SA      Columbia
                                                                       Large Cap Large Cap  Mid Cap    Wellington     Focused
                                                                        Growth     Value    Growth     Real Return    Growth
                                                                       Portfolio Portfolio Portfolio Portfolio Class Portfolio
                                                                        Class 3   Class 3   Class 3         3         Class 3
                                                                       --------- --------- --------- --------------- ---------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                           $    335  $  2,870  $     --   $  6,530,234   $     --
   Mortality and expense risk and administrative charges                 (1,499)   (1,773)   (4,109)    (4,500,613)    (1,066)
                                                                       --------  --------  --------   ------------   --------
   Net investment income (loss)                                          (1,164)    1,097    (4,109)     2,029,621     (1,066)
   Net realized gain (loss)                                               1,898       676     1,048     (1,300,361)      (334)
   Capital gain distribution from mutual funds                            7,723    11,613    34,324             --         --
   Change in unrealized appreciation (depreciation) of investments       15,811     3,041    44,295        569,668     20,544
                                                                       --------  --------  --------   ------------   --------
Increase (decrease) in net assets from operations                        24,268    16,427    75,558      1,298,928     19,144
                                                                       --------  --------  --------   ------------   --------
From contract transactions:
   Payments received from contract owners                                24,530    16,720    16,556      7,357,090      4,466
   Payments for contract benefits or terminations                       (12,338)   (3,857)  (13,114)   (29,615,533)      (681)
   Transfers between sub-accounts (including fixed account), net         30,216    11,653     4,508     28,484,787    113,294
   Contract maintenance charges                                             (27)      (12)      (29)    (2,457,923)       (15)
   Adjustments to net assets allocated to contracts in payout period         --        --        --          1,381         --
                                                                       --------  --------  --------   ------------   --------
Increase (decrease) in net assets from contract transactions             42,381    24,504     7,921      3,769,802    117,064
                                                                       --------  --------  --------   ------------   --------
Increase (decrease) in net assets                                        66,649    40,931    83,479      5,068,730    136,208
Net assets at beginning of period                                        80,367   117,223   302,355    299,204,645     43,676
                                                                       --------  --------  --------   ------------   --------
Net assets at end of period                                            $147,016  $158,154  $385,834   $304,273,375   $179,884
                                                                       --------  --------  --------   ------------   --------
Beginning units                                                           7,720    10,958    28,632     26,513,148      4,724
Units issued                                                              5,169     3,075     2,894      4,902,146     10,152
Units redeemed                                                           (1,751)     (922)   (2,102)    (4,597,364)      (250)
                                                                       --------  --------  --------   ------------   --------
Ending units                                                             11,138    13,111    29,424     26,817,930     14,626
                                                                       --------  --------  --------   ------------   --------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                           $    152  $  1,669  $     --   $         --   $     --
   Mortality and expense risk and administrative charges                 (1,060)   (1,478)   (3,412)    (4,420,847)      (306)
                                                                       --------  --------  --------   ------------   --------
   Net investment income (loss)                                            (908)      191    (3,412)    (4,420,847)      (306)
   Net realized gain (loss)                                              (1,663)     (174)   (1,182)    (1,597,721)       (96)
   Capital gain distribution from mutual funds                            2,447     3,830    16,502             --      6,271
   Change in unrealized appreciation (depreciation) of investments          454    11,274    (2,016)    12,186,761     (9,412)
                                                                       --------  --------  --------   ------------   --------
Increase (decrease) in net assets from operations                           330    15,121     9,892      6,168,193     (3,543)
                                                                       --------  --------  --------   ------------   --------
From contract transactions:
   Payments received from contract owners                                   800     6,592        --      8,802,529     16,205
   Payments for contract benefits or terminations                        (3,782)   (3,290)   (3,768)   (22,971,891)      (110)
   Transfers between sub-accounts (including fixed account), net         (4,298)   (5,294)    5,159     19,027,850      2,479
   Contract maintenance charges                                             (12)      (23)      (29)    (3,039,504)        --
   Adjustments to net assets allocated to contracts in payout period         --        --        --            (41)        --
                                                                       --------  --------  --------   ------------   --------
Increase (decrease) in net assets from contract transactions             (7,292)   (2,015)    1,362      1,818,943     18,574
                                                                       --------  --------  --------   ------------   --------
Increase (decrease) in net assets                                        (6,962)   13,106    11,254      7,987,136     15,031
Net assets at beginning of period                                        87,329   104,117   291,101    291,217,509     28,645
                                                                       --------  --------  --------   ------------   --------
Net assets at end of period                                            $ 80,367  $117,223  $302,355   $299,204,645   $ 43,676
                                                                       --------  --------  --------   ------------   --------
Beginning units                                                           8,467    11,052    28,478     26,378,012      2,785
Units issued                                                                538       828     1,002      4,160,716      1,951
Units redeemed                                                           (1,285)     (922)     (848)    (4,025,580)       (12)
                                                                       --------  --------  --------   ------------   --------
Ending units                                                              7,720    10,958    28,632     26,513,148      4,724
                                                                       --------  --------  --------   ------------   --------

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                  SST SA             SST SA T.
                                                                        SST SA    Multi-    SST SA     Rowe
                                                                       Columbia   Managed   Multi-     Price
                                                                        Focused   Mid Cap   Managed   Growth
                                                                         Value     Value   Small Cap   Stock     SAST Invesco
                                                                       Portfolio Portfolio Portfolio Portfolio     VCP Value
                                                                        Class 3   Class 3   Class 3   Class 3  Portfolio Class 3
                                                                       --------- --------- --------- --------- -----------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                            $ 1,037  $  3,234  $    232  $     --   $    9,996,609
   Mortality and expense risk and administrative charges                   (840)   (3,490)   (2,087)   (2,865)     (15,889,853)
                                                                        -------  --------  --------  --------   --------------
   Net investment income (loss)                                             197      (256)   (1,855)   (2,865)      (5,893,244)
   Net realized gain (loss)                                                 122     1,657     2,563    (3,947)       5,010,423
   Capital gain distribution from mutual funds                            2,206    38,635    14,538    32,966               --
   Change in unrealized appreciation (depreciation) of investments       10,580    (7,710)   (2,121)   37,895       94,402,174
                                                                        -------  --------  --------  --------   --------------
Increase (decrease) in net assets from operations                        13,105    32,326    13,125    64,049       93,519,353
                                                                        -------  --------  --------  --------   --------------
From contract transactions:
   Payments received from contract owners                                 5,388    13,829     3,358    43,592      134,593,200
   Payments for contract benefits or terminations                          (914)   (6,202)  (18,371)       --      (44,538,581)
   Transfers between sub-accounts (including fixed account), net          8,187   (16,363)   33,643   (82,425)     129,399,961
   Contract maintenance charges                                             (35)      (19)      (12)      (21)     (10,407,412)
   Adjustments to net assets allocated to contracts in payout period         --        --        --        --            1,324
                                                                        -------  --------  --------  --------   --------------
Increase (decrease) in net assets from contract transactions             12,626    (8,755)   18,618   (38,854)     209,048,492
                                                                        -------  --------  --------  --------   --------------
Increase (decrease) in net assets                                        25,731    23,571    31,743    25,195      302,567,845
Net assets at beginning of period                                        57,717   307,756   140,730   249,967      962,839,411
                                                                        -------  --------  --------  --------   --------------
Net assets at end of period                                             $83,448  $331,327  $172,473  $275,162   $1,265,407,256
                                                                        =======  ========  ========  ========   ==============
Beginning units                                                           5,080    28,179    14,191    21,527       78,488,067
Units issued                                                              1,140     4,403     5,115     3,776       23,570,056
Units redeemed                                                             (103)   (5,439)   (5,559)   (6,451)      (6,988,545)
                                                                        -------  --------  --------  --------   --------------
Ending units                                                              6,117    27,143    13,747    18,852       95,069,578
                                                                        =======  ========  ========  ========   ==============
For the Year Ended December 31, 2016
From operations:
   Dividends                                                            $   524  $  2,577  $     --  $     --   $    5,315,284
   Mortality and expense risk and administrative charges                   (547)   (3,232)   (1,376)   (3,213)     (11,459,841)
                                                                        -------  --------  --------  --------   --------------
   Net investment income (loss)                                             (23)     (655)   (1,376)   (3,213)      (6,144,557)
   Net realized gain (loss)                                                 (29)   (5,195)  (22,036)    1,632        6,699,203
   Capital gain distribution from mutual funds                            4,642     5,964     2,413    26,025           93,254
   Change in unrealized appreciation (depreciation) of investments        3,351    38,778    21,730   (13,098)      78,520,067
                                                                        -------  --------  --------  --------   --------------
Increase (decrease) in net assets from operations                         7,941    38,892       731    11,346       79,167,967
                                                                        -------  --------  --------  --------   --------------
From contract transactions:
   Payments received from contract owners                                 4,533    32,402     2,070    20,510      177,689,723
   Payments for contract benefits or terminations                            --   (16,782)     (121)  (12,332)     (26,866,059)
   Transfers between sub-accounts (including fixed account), net              3    31,388    34,435   (48,653)     100,299,699
   Contract maintenance charges                                             (24)      (37)      (10)      (77)      (9,719,076)
   Adjustments to net assets allocated to contracts in payout period         --        --        --        --             (758)
                                                                        -------  --------  --------  --------   --------------
Increase (decrease) in net assets from contract transactions              4,512    46,971    36,374   (40,552)     241,403,529
                                                                        -------  --------  --------  --------   --------------
Increase (decrease) in net assets                                        12,453    85,863    37,105   (29,206)     320,571,496
Net assets at beginning of period                                        45,264   221,893   103,625   279,173      642,267,915
                                                                        -------  --------  --------  --------   --------------
Net assets at end of period                                             $57,717  $307,756  $140,730  $249,967   $  962,839,411
                                                                        =======  ========  ========  ========   ==============
Beginning units                                                           4,667    23,282    10,444    25,580       56,711,476
Units issued                                                                416     7,465     4,333     5,178       32,729,988
Units redeemed                                                               (3)   (2,568)     (586)   (9,231)     (10,953,397)
                                                                        -------  --------  --------  --------   --------------
Ending units                                                              5,080    28,179    14,191    21,527       78,488,067
                                                                        =======  ========  ========  ========   ==============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                              SAST SA AB    SAST SA AB
                                      SAST SA AB    SAST SA AB   SAST SA AB   Small & Mid   Small & Mid
                                        Growth        Growth       Growth      Cap Value     Cap Value
                                      Portfolio     Portfolio    Portfolio     Portfolio     Portfolio
                                       Class 1       Class 2      Class 3       Class 2       Class 3
                                     ------------  -----------  ------------  -----------  ------------
For the Year Ended December 31,
  2017
From operations:
   Dividends                         $     61,304  $        --  $         --  $    30,914  $    569,067
   Mortality and expense risk and
     administrative charges            (2,569,195)    (291,324)   (1,648,044)    (219,042)   (6,369,349)
                                     ------------  -----------  ------------  -----------  ------------
   Net investment income (loss)        (2,507,891)    (291,324)   (1,648,044)    (188,128)   (5,800,282)
   Net realized gain (loss)             9,129,978    1,825,786     9,315,310      564,203    13,367,243
   Capital gain distribution from
     mutual funds                      11,780,545    1,313,163     7,426,436    1,268,092    38,325,120
   Change in unrealized
     appreciation (depreciation)
     of investments                    25,467,008    2,017,535    12,196,462     (186,475)   (2,552,273)
                                     ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets
  from operations                      43,869,640    4,865,160    27,290,164    1,457,692    43,339,808
                                     ------------  -----------  ------------  -----------  ------------
From contract transactions:
   Payments received from contract
     owners                               403,905       40,487     2,340,162       65,466     4,312,368
   Payments for contract benefits
     or terminations                  (15,944,412)  (2,143,793)  (14,189,377)  (1,789,709)  (46,734,843)
   Transfers between sub-accounts
     (including fixed account), net    (3,596,529)    (349,985)   (5,488,585)     (33,961)   21,516,460
   Contract maintenance charges           (98,618)     (40,107)     (365,755)     (34,783)   (2,509,990)
   Adjustments to net assets
     allocated to contracts in
     payout period                         (2,440)        (462)       (4,254)         857         2,972
                                     ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets
  from contract transactions          (19,238,094)  (2,493,860)  (17,707,809)  (1,792,130)  (23,413,033)
                                     ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets      24,631,546    2,371,300     9,582,355     (334,438)   19,926,775
Net assets at beginning of period     153,724,858   17,516,431    98,137,751   14,606,638   397,805,951
                                     ------------  -----------  ------------  -----------  ------------
Net assets at end of period          $178,356,404  $19,887,731  $107,720,106  $14,272,200  $417,732,726
                                     ============  ===========  ============  ===========  ============
Beginning units                         2,525,631      294,065     2,620,315      411,577    15,477,739
Units issued                               27,064        9,333       271,468       19,182     1,479,060
Units redeemed                           (296,626)     (45,987)     (600,049)     (69,304)   (2,816,058)
                                     ------------  -----------  ------------  -----------  ------------
Ending units                            2,256,069      257,411     2,291,734      361,455    14,140,741
                                     ============  ===========  ============  ===========  ============
For the Year Ended December 31,
  2016
From operations:
   Dividends                         $    332,332  $     7,111  $         --  $    33,499  $    528,058
   Mortality and expense risk and
     administrative charges            (2,433,375)    (279,240)   (1,591,322)    (221,131)   (6,265,010)
                                     ------------  -----------  ------------  -----------  ------------
   Net investment income (loss)        (2,101,043)    (272,129)   (1,591,322)    (187,632)   (5,736,952)
   Net realized gain (loss)             8,800,779    1,676,073     8,842,705      551,588    (6,275,470)
   Capital gain distribution from
     mutual funds                      20,506,552    2,339,959    13,248,069      709,615    20,181,179
   Change in unrealized
     appreciation (depreciation)
     of investments                   (25,468,022)  (3,621,267)  (19,699,844)   1,891,095    59,092,629
                                     ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets
  from operations                       1,738,266      122,636       799,608    2,964,666    67,261,386
                                     ------------  -----------  ------------  -----------  ------------
From contract transactions:
   Payments received from contract
     owners                               767,038       25,599     3,299,960       31,804     4,252,610
   Payments for contract benefits
     or terminations                  (16,713,620)  (2,427,989)  (14,774,459)  (2,033,842)  (36,651,234)
   Transfers between sub-accounts
     (including fixed account), net    (3,099,261)     107,439       209,617     (426,192)  (40,792,589)
   Contract maintenance charges          (112,439)     (43,156)     (416,147)     (36,465)   (3,129,801)
   Adjustments to net assets
     allocated to contracts in
     payout period                         18,981          178         2,058       (1,009)       (6,017)
                                     ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets
  from contract transactions          (19,139,301)  (2,337,929)  (11,678,971)  (2,465,704)  (76,327,031)
                                     ------------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets     (17,401,035)  (2,215,293)  (10,879,363)     498,962    (9,065,645)
Net assets at beginning of period     171,125,893   19,731,724   109,017,114   14,107,676   406,871,596
                                     ------------  -----------  ------------  -----------  ------------
Net assets at end of period          $153,724,858  $17,516,431  $ 98,137,751  $14,606,638  $397,805,951
                                     ============  ===========  ============  ===========  ============
Beginning units                         2,846,827      334,856     2,765,013      488,367    18,508,751
Units issued                               86,575       13,025       553,885       24,194     1,113,305
Units redeemed                           (407,771)     (53,816)     (698,583)    (100,984)   (4,144,317)
                                     ------------  -----------  ------------  -----------  ------------
Ending units                            2,525,631      294,065     2,620,315      411,577    15,477,739
                                     ============  ===========  ============  ===========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                            SAST SA
                                                            American      SAST SA         SAST SA
                                                  SST SA     Funds       American        American
                                       SST SA   Allocation   Asset      Funds Asset    Funds Global
                                     Allocation  Moderate  Allocation   Allocation        Growth
                                      Moderate    Growth   Portfolio  Portfolio Class Portfolio Class
                                      Class 1    Class 1    Class 1          3               3
                                     ---------- ---------- ---------- --------------- ---------------
For the Year Ended December 31,
  2017
From operations:
   Dividends                          $    --    $    91    $    --    $  3,218,472    $  3,660,332
   Mortality and expense risk and
     administrative charges                (2)        (7)       (20)     (5,325,100)     (6,183,752)
                                      -------    -------    -------    ------------    ------------
   Net investment income (loss)            (2)        84        (20)     (2,106,628)     (2,523,420)
   Net realized gain (loss)                --         --          1       6,649,830      18,314,842
   Capital gain distribution from
     mutual funds                          --        191         --       7,179,308      38,949,320
   Change in unrealized
     appreciation (depreciation)
     of investments                        16       (185)       473      34,439,447      48,478,881
                                      -------    -------    -------    ------------    ------------
Increase (decrease) in net assets
  from operations                          14         90        454      46,161,957     103,219,623
                                      -------    -------    -------    ------------    ------------
From contract transactions:
   Payments received from contract
     owners                            19,999     35,796     23,800     201,264,475       7,075,603
   Payments for contract benefits
     or terminations                       --         --         --     (35,230,115)    (43,130,424)
   Transfers between sub-accounts
     (including fixed account), net       (40)        24     58,489      40,622,994     (38,720,963)
   Contract maintenance charges            --         --         --      (2,152,083)     (2,848,530)
   Adjustments to net assets
     allocated to contracts in
     payout period                         --         --         --            (532)         (1,725)
                                      -------    -------    -------    ------------    ------------
Increase (decrease) in net assets
  from contract transactions           19,959     35,820     82,289     204,504,739     (77,626,039)
                                      -------    -------    -------    ------------    ------------
Increase (decrease) in net assets      19,973     35,910     82,743     250,666,696      25,593,584
Net assets at beginning of period          --         --         --     259,103,746     383,199,593
                                      -------    -------    -------    ------------    ------------
Net assets at end of period           $19,973    $35,910    $82,743    $509,770,442    $408,793,177
                                      =======    =======    =======    ============    ============
Beginning units                            --         --         --      16,750,562      23,925,284
Units issued                            1,806      3,198      7,363      15,266,249       1,249,650
Units redeemed                             (4)        (1)        (3)     (3,379,396)     (5,413,552)
                                      -------    -------    -------    ------------    ------------
Ending units                            1,802      3,197      7,360      28,637,415      19,761,382
                                      =======    =======    =======    ============    ============
For the Year Ended December 31,
  2016
From operations:
   Dividends                          $    --    $    --    $    --    $  3,889,544    $  6,581,534
   Mortality and expense risk and
     administrative charges                --         --         --      (3,325,762)     (5,769,601)
                                      -------    -------    -------    ------------    ------------
   Net investment income (loss)            --         --         --         563,782         811,933
   Net realized gain (loss)                --         --         --       4,471,341       8,581,536
   Capital gain distribution from
     mutual funds                          --         --         --      14,218,582      58,015,587
   Change in unrealized
     appreciation (depreciation)
     of investments                        --         --         --      (3,508,401)    (71,329,436)
                                      -------    -------    -------    ------------    ------------
Increase (decrease) in net assets
  from operations                          --         --         --      15,745,304      (3,920,380)
                                      -------    -------    -------    ------------    ------------
From contract transactions:
   Payments received from contract
     owners                                --         --         --      35,693,200       8,139,755
   Payments for contract benefits
     or terminations                       --         --         --     (16,271,195)    (29,167,551)
   Transfers between sub-accounts
     (including fixed account), net        --         --         --      36,319,365      17,970,958
   Contract maintenance charges            --         --         --      (1,209,043)     (3,407,240)
   Adjustments to net assets
     allocated to contracts in
     payout period                         --         --         --         (21,792)          2,177
                                      -------    -------    -------    ------------    ------------
Increase (decrease) in net assets
  from contract transactions               --         --         --      54,510,535      (6,461,901)
                                      -------    -------    -------    ------------    ------------
Increase (decrease) in net assets          --         --         --      70,255,839     (10,382,281)
Net assets at beginning of period          --         --         --     188,847,907     393,581,874
                                      -------    -------    -------    ------------    ------------
Net assets at end of period           $    --    $    --    $    --    $259,103,746    $383,199,593
                                      =======    =======    =======    ============    ============
Beginning units                            --         --         --      13,107,481      24,266,979
Units issued                               --         --         --       5,569,917       3,325,306
Units redeemed                             --         --         --      (1,926,836)     (3,667,001)
                                      -------    -------    -------    ------------    ------------
Ending units                               --         --         --      16,750,562      23,925,284
                                      =======    =======    =======    ============    ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                  SAST SA
                                                                  American
                                                                   Funds
                                                      SAST SA       VCP                          SAST SA
                                       SAST SA       American     Managed        SAST SA        BlackRock
                                       American    Funds Growth-   Asset     American Funds    VCP Global
                                     Funds Growth     Income     Allocation    VCP Managed     Multi Asset
                                      Portfolio      Portfolio   Portfolio  Asset Allocation    Portfolio
                                       Class 3        Class 3     Class 1   Portfolio Class 3    Class 3
                                     ------------  ------------- ---------- ----------------- ------------
For the Year Ended December 31,
  2017
From operations:
   Dividends                         $  1,424,727  $  3,898,204    $   --    $    9,930,418   $     64,808
   Mortality and expense risk and
     administrative charges            (4,974,462)   (3,825,424)       (3)      (18,018,091)    (7,308,334)
                                     ------------  ------------    ------    --------------   ------------
   Net investment income (loss)        (3,549,735)       72,780        (3)       (8,087,673)    (7,243,526)
   Net realized gain (loss)            16,688,348    12,919,624        --         7,191,914      1,343,313
   Capital gain distribution from
     mutual funds                      35,030,588    30,097,910        --        26,982,871      2,072,159
   Change in unrealized
     appreciation (depreciation)
     of investments                    25,907,671     3,066,485        48       127,091,220     55,864,259
                                     ------------  ------------    ------    --------------   ------------
Increase (decrease) in net assets
  from operations                      74,076,872    46,156,799        45       153,178,332     52,036,205
                                     ------------  ------------    ------    --------------   ------------
From contract transactions:
   Payments received from contract
     owners                            12,182,477    11,180,612     6,047       160,408,678    118,782,749
   Payments for contract benefits
     or terminations                  (38,837,333)  (32,261,106)       --       (53,212,306)   (20,562,998)
   Transfers between sub-accounts
     (including fixed account), net   (19,656,982)   (4,750,526)       --       133,451,500     99,630,166
   Contract maintenance charges        (1,629,442)   (1,282,322)       --       (11,942,555)    (5,395,420)
   Adjustments to net assets
     allocated to contracts in
     payout period                            617           (34)       --               789             --
                                     ------------  ------------    ------    --------------   ------------
Increase (decrease) in net assets
  from contract transactions          (47,940,663)  (27,113,376)    6,047       228,706,106    192,454,497
                                     ------------  ------------    ------    --------------   ------------
Increase (decrease) in net assets      26,136,209    19,043,423     6,092       381,884,438    244,490,702
Net assets at beginning of period     302,223,973   238,231,669        --     1,083,367,773    392,953,337
                                     ------------  ------------    ------    --------------   ------------
Net assets at end of period          $328,360,182  $257,275,092    $6,092    $1,465,252,211   $637,444,039
                                     ============  ============    ======    ==============   ============
Beginning units                        17,720,152    14,664,143        --        87,433,286     37,804,236
Units issued                            1,337,457     1,304,388       547        25,163,710     22,471,412
Units redeemed                         (3,781,840)   (2,820,124)       --        (7,866,166)    (4,798,555)
                                     ------------  ------------    ------    --------------   ------------
Ending units                           15,275,769    13,148,407       547       104,730,830     55,477,093
                                     ============  ============    ======    ==============   ============
For the Year Ended December 31,
  2016
From operations:
   Dividends                         $    955,045  $  3,292,387    $   --    $    6,455,533   $    227,437
   Mortality and expense risk and
     administrative charges            (4,497,841)   (3,491,935)       --       (12,224,896)    (2,454,165)
                                     ------------  ------------    ------    --------------   ------------
   Net investment income (loss)        (3,542,796)     (199,548)       --        (5,769,363)    (2,226,728)
   Net realized gain (loss)            11,247,714     9,369,983        --         2,364,054         55,521
   Capital gain distribution from
     mutual funds                      78,101,643    41,144,268        --         9,095,491      3,089,833
   Change in unrealized
     appreciation (depreciation)
     of investments                   (64,184,253)  (29,242,438)       --        46,100,540     (2,272,600)
                                     ------------  ------------    ------    --------------   ------------
Increase (decrease) in net assets
  from operations                      21,622,308    21,072,265        --        51,790,722     (1,353,974)
                                     ------------  ------------    ------    --------------   ------------
From contract transactions:
   Payments received from contract
     owners                             9,180,961     9,892,274        --       244,173,656    218,064,636
   Payments for contract benefits
     or terminations                  (22,204,099)  (19,826,429)       --       (29,230,198)    (5,046,081)
   Transfers between sub-accounts
     (including fixed account), net     4,088,456       747,973        --       178,997,937    183,168,718
   Contract maintenance charges        (1,906,967)   (1,448,575)       --       (10,265,204)    (1,879,962)
   Adjustments to net assets
     allocated to contracts in
     payout period                            570           152        --              (164)            --
                                     ------------  ------------    ------    --------------   ------------
Increase (decrease) in net assets
  from contract transactions          (10,841,079)  (10,634,605)       --       383,676,027    394,307,311
                                     ------------  ------------    ------    --------------   ------------
Increase (decrease) in net assets      10,781,229    10,437,660        --       435,466,749    392,953,337
Net assets at beginning of period     291,442,744   227,794,009        --       647,901,024             --
                                     ------------  ------------    ------    --------------   ------------
Net assets at end of period          $302,223,973  $238,231,669    $   --    $1,083,367,773   $392,953,337
                                     ============  ============    ======    ==============   ============
Beginning units                        18,339,918    15,356,253        --        55,204,840             --
Units issued                            2,060,324     1,565,063        --        39,994,879     39,439,801
Units redeemed                         (2,680,090)   (2,257,173)       --        (7,766,433)    (1,635,565)
                                     ------------  ------------    ------    --------------   ------------
Ending units                           17,720,152    14,664,143        --        87,433,286     37,804,236
                                     ============  ============    ======    ==============   ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                  SAST SA     SAST SA     SAST SA
                                                                  Boston      Boston      Boston
                                                                  Company     Company     Company      SAST SA     SAST SA
                                                                  Capital     Capital     Capital      Columbia    Columbia
                                                                  Growth      Growth      Growth      Technology  Technology
                                                                 Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
                                                                  Class 1     Class 2     Class 3      Class 1     Class 2
                                                                ----------  ----------  -----------  -----------  ----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   13,805  $    2,143  $    37,740  $        --  $       --
   Mortality and expense risk and administrative charges           (70,866)    (22,500)    (689,168)    (183,975)    (63,713)
                                                                ----------  ----------  -----------  -----------  ----------
   Net investment income (loss)                                    (57,061)    (20,357)    (651,428)    (183,975)    (63,713)
   Net realized gain (loss)                                        484,229     134,683    4,042,788    1,239,476     310,784
   Capital gain distribution from mutual funds                      44,371      13,613      434,340    1,553,386     527,509
   Change in unrealized appreciation (depreciation) of
     investments                                                   442,969     151,726    4,780,300      679,038     328,043
                                                                ----------  ----------  -----------  -----------  ----------
Increase (decrease) in net assets from operations                  914,508     279,665    8,606,000    3,287,925   1,102,623
                                                                ----------  ----------  -----------  -----------  ----------
From contract transactions:
   Payments received from contract owners                           14,722          --    1,130,863       64,522      31,876
   Payments for contract benefits or terminations                 (513,739)   (230,740)  (5,025,004)  (1,101,792)   (229,346)
   Transfers between sub-accounts (including fixed account),
     net                                                          (269,767)    (22,534)  (1,896,890)     705,618      88,200
   Contract maintenance charges                                     (1,918)     (2,988)    (292,924)      (5,237)     (9,483)
   Adjustments to net assets allocated to contracts in payout
     period                                                              4          --       (1,848)        (212)          1
                                                                ----------  ----------  -----------  -----------  ----------
Increase (decrease) in net assets from contract transactions      (770,698)   (256,262)  (6,085,803)    (337,101)   (118,752)
                                                                ----------  ----------  -----------  -----------  ----------
Increase (decrease) in net assets                                  143,810      23,403    2,520,197    2,950,824     983,871
Net assets at beginning of period                                4,499,477   1,385,608   41,695,756    9,818,919   3,335,976
                                                                ----------  ----------  -----------  -----------  ----------
Net assets at end of period                                     $4,643,287  $1,409,011  $44,215,953  $12,769,743  $4,319,847
                                                                ==========  ==========  ===========  ===========  ==========
Beginning units                                                    385,795     122,508    3,469,979    2,142,987     749,966
Units issued                                                        10,246         180      178,862      299,675      57,719
Units redeemed                                                     (69,360)    (20,225)    (659,359)    (349,599)    (76,766)
                                                                ----------  ----------  -----------  -----------  ----------
Ending units                                                       326,681     102,463    2,989,482    2,093,063     730,919
                                                                ==========  ==========  ===========  ===========  ==========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $    8,354  $      314  $        --  $        --  $       --
   Mortality and expense risk and administrative charges           (69,833)    (21,967)    (620,991)    (143,338)    (49,796)
                                                                ----------  ----------  -----------  -----------  ----------
   Net investment income (loss)                                    (61,479)    (21,653)    (620,991)    (143,338)    (49,796)
   Net realized gain (loss)                                        382,754      62,890    2,219,792    1,321,792     344,570
   Capital gain distribution from mutual funds                      18,402       5,691      165,602           --          --
   Change in unrealized appreciation (depreciation) of
     investments                                                  (303,421)    (42,156)  (1,589,049)      71,831     152,309
                                                                ----------  ----------  -----------  -----------  ----------
Increase (decrease) in net assets from operations                   36,256       4,772      175,354    1,250,285     447,083
                                                                ----------  ----------  -----------  -----------  ----------
From contract transactions:
   Payments received from contract owners                           52,382          --    3,471,838       45,684       5,044
   Payments for contract benefits or terminations                 (359,595)    (45,454)  (3,912,981)    (866,880)   (257,885)
   Transfers between sub-accounts (including fixed account),
     net                                                          (179,516)    (17,334)   2,701,322   (1,126,200)   (102,961)
   Contract maintenance charges                                     (2,366)     (3,096)    (265,875)      (7,202)     (8,378)
   Adjustments to net assets allocated to contracts in payout
     period                                                            (39)         --        2,326          189          --
                                                                ----------  ----------  -----------  -----------  ----------
Increase (decrease) in net assets from contract transactions      (489,134)    (65,884)   1,996,630   (1,954,409)   (364,180)
                                                                ----------  ----------  -----------  -----------  ----------
Increase (decrease) in net assets                                 (452,878)    (61,112)   2,171,984     (704,124)     82,903
Net assets at beginning of period                                4,952,355   1,446,720   39,523,772   10,523,043   3,253,073
                                                                ----------  ----------  -----------  -----------  ----------
Net assets at end of period                                     $4,499,477  $1,385,608  $41,695,756  $ 9,818,919  $3,335,976
                                                                ==========  ==========  ===========  ===========  ==========
Beginning units                                                    427,992     128,758    3,396,725    2,643,090     840,073
Units issued                                                        34,097       5,809      578,401      162,961      53,494
Units redeemed                                                     (76,294)    (12,059)    (505,147)    (663,064)   (143,601)
                                                                ----------  ----------  -----------  -----------  ----------
Ending units                                                       385,795     122,508    3,469,979    2,142,987     749,966
                                                                ==========  ==========  ===========  ===========  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                SAST SA      SAST SA      SAST SA                     SAST SA
                                                                Columbia    DFA Ultra    DFA Ultra    SAST SA DFA   Dogs of Wall
                                                               Technology   Short Bond   Short Bond   Ultra Short      Street
                                                               Portfolio    Portfolio    Portfolio   Bond Portfolio  Portfolio
                                                                Class 3      Class 1      Class 2       Class 3       Class 1
                                                              -----------  -----------  -----------  -------------- ------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $        --  $    80,368  $     7,660   $     43,095  $   611,566
   Mortality and expense risk and administrative
     charges                                                     (679,285)    (395,657)    (100,015)    (2,256,397)    (407,718)
                                                              -----------  -----------  -----------   ------------  -----------
   Net investment income (loss)                                  (679,285)    (315,289)     (92,355)    (2,213,302)     203,848
   Net realized gain (loss)                                     5,346,765       29,871       (6,534)       (47,833)   2,175,884
   Capital gain distribution from mutual funds                  5,692,157           --           --             --    2,119,361
   Change in unrealized appreciation (depreciation) of
     investments                                                1,364,964       73,243       34,808        712,868     (279,488)
                                                              -----------  -----------  -----------   ------------  -----------
Increase (decrease) in net assets from operations              11,724,601     (212,175)     (64,081)    (1,548,267)   4,219,605
                                                              -----------  -----------  -----------   ------------  -----------
From contract transactions:
   Payments received from contract owners                       2,966,400    1,717,343      453,688     13,737,846      167,186
   Payments for contract benefits or terminations              (4,947,586)  (5,530,406)  (1,439,078)   (47,396,588)  (2,615,480)
   Transfers between sub-accounts (including fixed
     account), net                                                503,423    3,939,248      584,497     18,819,740     (928,044)
   Contract maintenance charges                                  (136,469)     (32,654)     (16,439)    (1,049,576)     (12,267)
   Adjustments to net assets allocated to contracts in
     payout period                                                    643          775          192          4,722       (4,935)
                                                              -----------  -----------  -----------   ------------  -----------
Increase (decrease) in net assets from contract transactions   (1,613,589)      94,306     (417,140)   (15,883,856)  (3,393,540)
                                                              -----------  -----------  -----------   ------------  -----------
Increase (decrease) in net assets                              10,111,012     (117,869)    (481,221)   (17,432,123)     826,065
Net assets at beginning of period                              35,541,994   26,566,749    6,918,068    162,598,335   26,869,209
                                                              -----------  -----------  -----------   ------------  -----------
Net assets at end of period                                   $45,653,006  $26,448,880  $ 6,436,847   $145,166,212  $27,695,274
                                                              ===========  ===========  ===========   ============  ===========
Beginning units                                                 4,304,127    2,220,534      594,953     16,545,399    1,015,867
Units issued                                                      826,332    1,035,087      155,036      7,693,016       47,229
Units redeemed                                                 (1,234,642)  (1,027,150)    (189,202)    (9,233,370)    (168,336)
                                                              -----------  -----------  -----------   ------------  -----------
Ending units                                                    3,895,817    2,228,471      560,787     15,005,045      894,760
                                                              ===========  ===========  ===========   ============  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $        --  $        --  $        --   $         --  $   588,003
   Mortality and expense risk and administrative
     charges                                                     (546,246)    (457,998)    (125,268)    (2,644,696)    (394,033)
                                                              -----------  -----------  -----------   ------------  -----------
   Net investment income (loss)                                  (546,246)    (457,998)    (125,268)    (2,644,696)     193,970
   Net realized gain (loss)                                     4,617,599      (54,620)     (32,649)      (483,897)   1,890,687
   Capital gain distribution from mutual funds                         --           --           --             --    1,358,386
   Change in unrealized appreciation (depreciation) of
     investments                                                  639,975       23,543       13,178        (80,993)     379,616
                                                              -----------  -----------  -----------   ------------  -----------
Increase (decrease) in net assets from operations               4,711,328     (489,075)    (144,739)    (3,209,586)   3,822,659
                                                              -----------  -----------  -----------   ------------  -----------
From contract transactions:
   Payments received from contract owners                       1,634,283    2,243,150       59,571     34,189,660      113,702
   Payments for contract benefits or terminations              (3,654,379)  (9,366,598)  (1,666,630)   (48,632,998)  (3,180,204)
   Transfers between sub-accounts (including fixed
     account), net                                             (2,854,513)   1,730,253      478,138      7,630,006    1,881,902
   Contract maintenance charges                                  (140,787)     (35,612)     (25,754)    (1,410,583)     (13,587)
   Adjustments to net assets allocated to contracts in
     payout period                                                  1,009         (435)         159         (2,608)         324
                                                              -----------  -----------  -----------   ------------  -----------
Increase (decrease) in net assets from contract transactions   (5,014,387)  (5,429,242)  (1,154,516)    (8,226,523)  (1,197,863)
                                                              -----------  -----------  -----------   ------------  -----------
Increase (decrease) in net assets                                (303,059)  (5,918,317)  (1,299,255)   (11,436,109)   2,624,796
Net assets at beginning of period                              35,845,053   32,485,066    8,217,323    174,034,444   24,244,413
                                                              -----------  -----------  -----------   ------------  -----------
Net assets at end of period                                   $35,541,994  $26,566,749  $ 6,918,068   $162,598,335  $26,869,209
                                                              ===========  ===========  ===========   ============  ===========
Beginning units                                                 5,207,797    2,671,877      694,357     17,341,840    1,064,541
Units issued                                                      832,490    1,991,859      241,417     19,396,182      135,671
Units redeemed                                                 (1,736,160)  (2,443,202)    (340,821)   (20,192,623)    (184,345)
                                                              -----------  -----------  -----------   ------------  -----------
Ending units                                                    4,304,127    2,220,534      594,953     16,545,399    1,015,867
                                                              ===========  ===========  ===========   ============  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                       SAST SA      SAST SA
                                                           SAST SA                    Federated    Federated      SAST SA
                                                         Dogs of Wall  SAST SA Dogs   Corporate    Corporate     Federated
                                                            Street    of Wall Street    Bond         Bond        Corporate
                                                          Portfolio     Portfolio     Portfolio    Portfolio   Bond Portfolio
                                                           Class 2       Class 3       Class 1      Class 2       Class 3
                                                         ------------ -------------- -----------  -----------  --------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                              $  129,636   $  2,455,448  $ 2,390,076  $   655,219   $ 27,170,189
   Mortality and expense risk and administrative
     charges                                                 (94,987)    (1,752,630)    (834,251)    (249,795)    (9,675,200)
                                                          ----------   ------------  -----------  -----------   ------------
   Net investment income (loss)                               34,649        702,818    1,555,825      405,424     17,494,989
   Net realized gain (loss)                                  618,997      5,025,828      817,554      332,772      3,259,511
   Capital gain distribution from mutual funds               479,901      9,381,670      243,160       69,329      2,916,254
   Change in unrealized appreciation (depreciation) of
     investments                                            (189,653)     2,131,379       81,732      (40,990)     5,768,923
                                                          ----------   ------------  -----------  -----------   ------------
Increase (decrease) in net assets from operations            943,894     17,241,695    2,698,271      766,535     29,439,677
                                                          ----------   ------------  -----------  -----------   ------------
From contract transactions:
   Payments received from contract owners                     24,299      6,027,052      444,768      106,660     18,793,768
   Payments for contract benefits or terminations           (946,935)   (13,307,158)  (6,445,567)  (2,763,135)   (67,409,806)
   Transfers between sub-accounts (including fixed
     account), net                                           175,688     (3,959,946)   1,143,611      542,288     46,663,896
   Contract maintenance charges                              (11,124)      (545,165)     (22,420)     (28,162)    (4,580,002)
   Adjustments to net assets allocated to contracts in
     payout period                                             2,341           (182)      11,014          620         (4,688)
                                                          ----------   ------------  -----------  -----------   ------------
Increase (decrease) in net assets from contract
  transactions                                              (755,731)   (11,785,399)  (4,868,594)  (2,141,729)    (6,536,832)
                                                          ----------   ------------  -----------  -----------   ------------
Increase (decrease) in net assets                            188,163      5,456,296   (2,170,323)  (1,375,194)    22,902,845
Net assets at beginning of period                          6,032,698    113,190,643   55,446,454   16,840,051    621,684,478
                                                          ----------   ------------  -----------  -----------   ------------
Net assets at end of period                               $6,220,861   $118,646,939  $53,276,131  $15,464,857   $644,587,323
                                                          ==========   ============  ===========  ===========   ============
Beginning units                                              234,696      4,930,440    1,864,212      582,655     30,459,042
Units issued                                                  16,893        779,062       91,368       39,978      5,690,392
Units redeemed                                               (44,403)    (1,173,289)    (249,816)    (111,570)    (5,547,223)
                                                          ----------   ------------  -----------  -----------   ------------
Ending units                                                 207,186      4,536,213    1,705,764      511,063     30,602,211
                                                          ==========   ============  ===========  ===========   ============
For the Year Ended December 31, 2016
From operations:
   Dividends                                              $  124,929   $  2,076,910  $ 2,664,470  $   784,162   $ 26,078,276
   Mortality and expense risk and administrative
     charges                                                 (95,163)    (1,506,247)    (894,899)    (272,846)    (9,161,025)
                                                          ----------   ------------  -----------  -----------   ------------
   Net investment income (loss)                               29,766        570,663    1,769,571      511,316     16,917,251
   Net realized gain (loss)                                  550,012      4,485,117      916,214      288,270      2,382,723
   Capital gain distribution from mutual funds               309,851      5,322,974           --           --             --
   Change in unrealized appreciation (depreciation) of
     investments                                               7,828      3,718,830    1,409,852      359,355     19,029,859
                                                          ----------   ------------  -----------  -----------   ------------
Increase (decrease) in net assets from operations            897,457     14,097,584    4,095,637    1,158,941     38,329,833
                                                          ----------   ------------  -----------  -----------   ------------
From contract transactions:
   Payments received from contract owners                      1,869      6,632,994      303,234        9,401     23,970,191
   Payments for contract benefits or terminations           (695,326)    (8,729,273)  (7,191,942)  (2,387,649)   (55,919,883)
   Transfers between sub-accounts (including fixed
     account), net                                          (159,505)    14,521,835   (1,561,610)     547,126     43,551,394
   Contract maintenance charges                              (11,963)      (552,967)     (25,357)     (34,362)    (5,023,146)
   Adjustments to net assets allocated to contracts in
     payout period                                            (3,355)           (70)      (1,298)      (2,566)         7,230
                                                          ----------   ------------  -----------  -----------   ------------
Increase (decrease) in net assets from contract
  transactions                                              (868,280)    11,872,519   (8,476,973)  (1,868,050)     6,585,786
                                                          ----------   ------------  -----------  -----------   ------------
Increase (decrease) in net assets                             29,177     25,970,103   (4,381,336)    (709,109)    44,915,619
Net assets at beginning of period                          6,003,521     87,220,540   59,827,790   17,549,160    576,768,859
                                                          ----------   ------------  -----------  -----------   ------------
Net assets at end of period                               $6,032,698   $113,190,643  $55,446,454  $16,840,051   $621,684,478
                                                          ==========   ============  ===========  ===========   ============
Beginning units                                              270,685      4,416,050    2,154,353      649,130     29,134,813
Units issued                                                  13,531      1,530,552       58,948       69,689      7,189,685
Units redeemed                                               (49,520)    (1,016,162)    (349,089)    (136,164)    (5,865,456)
                                                          ----------   ------------  -----------  -----------   ------------
Ending units                                                 234,696      4,930,440    1,864,212      582,655     30,459,042
                                                          ==========   ============  ===========  ===========   ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                             SAST SA
                                 SAST SA      Fixed
                                  Fixed       Income       SAST SA       SAST SA        SAST SA
                                 Income    Intermediate   Franklin      Franklin    Franklin Small
                                  Index       Index     Foreign Value Foreign Value     Company
                                Portfolio   Portfolio     Portfolio     Portfolio   Value Portfolio
                                 Class 3     Class 3       Class 2       Class 3        Class 3
                               ----------  ------------ ------------- ------------- ---------------
For the Year Ended
  December 31, 2017
From operations:
   Dividends                   $       --    $     --    $   335,261  $  9,753,819   $    668,882
   Mortality and expense risk
     and administrative
     charges                       (1,994)       (746)      (207,407)   (6,219,171)    (2,632,175)
                               ----------    --------    -----------  ------------   ------------
   Net investment income
     (loss)                        (1,994)       (746)       127,854     3,534,648     (1,963,293)
   Net realized gain (loss)          (579)         (6)       333,519    12,455,273     11,013,904
   Capital gain distribution
     from mutual funds                 --          --             --            --     20,967,798
   Change in unrealized
     appreciation
     (depreciation) of
     investments                    3,062        (515)     1,949,740    56,751,877    (17,074,126)
                               ----------    --------    -----------  ------------   ------------
Increase (decrease) in net
  assets from operations              489      (1,267)     2,411,113    72,741,798     12,944,283
                               ----------    --------    -----------  ------------   ------------
From contract transactions:
   Payments received from
     contract owners              447,304     695,204         52,892     2,308,218      1,116,713
   Payments for contract
     benefits or terminations    (230,494)     (1,812)    (1,709,600)  (43,018,894)   (18,970,155)
   Transfers between
     sub-accounts (including
     fixed account), net          789,779     114,928       (386,466)  (18,910,144)     7,756,258
   Contract maintenance
     charges                         (752)         --        (38,178)   (2,624,372)    (1,189,522)
   Adjustments to net assets
     allocated to contracts
     in payout period                  --          --           (358)           20            278
                               ----------    --------    -----------  ------------   ------------
Increase (decrease) in net
  assets from contract
  transactions                  1,005,837     808,320     (2,081,710)  (62,245,172)   (11,286,428)
                               ----------    --------    -----------  ------------   ------------
Increase (decrease) in net
  assets                        1,006,326     807,053        329,403    10,496,626      1,657,855
Net assets at beginning of
  period                               --          --     13,121,281   395,265,253    170,688,064
                               ----------    --------    -----------  ------------   ------------
Net assets at end of period    $1,006,326    $807,053    $13,450,684  $405,761,879   $172,345,919
                               ==========    ========    ===========  ============   ============
Beginning units                        --          --        729,118    31,016,379     10,201,524
Units issued                      124,755      81,668         11,431     1,177,180      1,022,970
Units redeemed                    (24,267)       (288)      (116,186)   (5,540,433)    (1,874,028)
                               ----------    --------    -----------  ------------   ------------
Ending units                      100,488      81,380        624,363    26,653,126      9,350,466
                               ==========    ========    ===========  ============   ============
For the Year Ended
  December 31, 2016
From operations:
   Dividends                   $       --    $     --    $   234,605  $  6,769,480   $    734,858
   Mortality and expense risk
     and administrative
     charges                           --          --       (210,645)   (6,018,717)    (2,621,868)
                               ----------    --------    -----------  ------------   ------------
   Net investment income
     (loss)                            --          --         23,960       750,763     (1,887,010)
   Net realized gain (loss)            --          --         99,325     2,539,477     13,356,452
   Capital gain distribution
     from mutual funds                 --          --        258,050     7,798,602     18,016,279
   Change in unrealized
     appreciation
     (depreciation) of
     investments                       --          --       (502,210)  (12,719,964)    10,422,713
                               ----------    --------    -----------  ------------   ------------
Increase (decrease) in net
  assets from operations               --          --       (120,875)   (1,631,122)    39,908,434
                               ----------    --------    -----------  ------------   ------------
From contract transactions:
   Payments received from
     contract owners                   --          --         36,539     4,998,521      2,067,871
   Payments for contract
     benefits or terminations          --          --     (1,932,037)  (32,672,160)   (14,978,469)
   Transfers between
     sub-accounts (including
     fixed account), net               --          --       (181,845)   13,260,650    (25,448,251)
   Contract maintenance
     charges                           --          --        (41,983)   (3,247,444)    (1,500,048)
   Adjustments to net assets
     allocated to contracts
     in payout period                  --          --            (67)          317           (889)
                               ----------    --------    -----------  ------------   ------------
Increase (decrease) in net
  assets from contract
  transactions                         --          --     (2,119,393)  (17,660,116)   (39,859,786)
                               ----------    --------    -----------  ------------   ------------
Increase (decrease) in net
  assets                               --          --     (2,240,268)  (19,291,238)        48,648
Net assets at beginning of
  period                               --          --     15,361,549   414,556,491    170,639,416
                               ----------    --------    -----------  ------------   ------------
Net assets at end of period    $       --    $     --    $13,121,281  $395,265,253   $170,688,064
                               ==========    ========    ===========  ============   ============
Beginning units                        --          --        850,802    32,156,715     12,872,619
Units issued                           --          --         33,187     3,464,400        599,959
Units redeemed                         --          --       (154,871)   (4,604,736)    (3,271,054)
                               ----------    --------    -----------  ------------   ------------
Ending units                           --          --        729,118    31,016,379     10,201,524
                               ==========    ========    ===========  ============   ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                            SAST SA
                                                                                 SAST SA                    Goldman     SAST SA
                                                                   SAST SA       Goldman       SAST SA    Sachs Multi-   Index
                                                                   Goldman     Sachs Global Goldman Sachs    Asset     Allocation
                                                                 Sachs Global      Bond      Global Bond    Insights     60-40
                                                                Bond Portfolio  Portfolio     Portfolio    Portfolio   Portfolio
                                                                   Class 1       Class 2       Class 3      Class 3     Class 1
                                                                -------------- ------------ ------------- ------------ ----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                     $    605,947   $  120,572  $  6,399,281    $  1,482    $   328
   Mortality and expense risk and administrative charges             (314,396)     (70,559)   (3,419,094)       (563)       (15)
                                                                 ------------   ----------  ------------    --------    -------
   Net investment income (loss)                                       291,551       50,013     2,980,187         919        313
   Net realized gain (loss)                                          (277,145)    (145,878)   (3,251,334)        112         --
   Capital gain distribution from mutual funds                             --           --            --       1,881        257
   Change in unrealized appreciation (depreciation) of
     investments                                                    1,038,642      320,452    11,220,417       4,262       (291)
                                                                 ------------   ----------  ------------    --------    -------
Increase (decrease) in net assets from operations                   1,053,048      224,587    10,949,270       7,174        279
                                                                 ------------   ----------  ------------    --------    -------
From contract transactions:
   Payments received from contract owners                             118,893       27,961     7,352,890     678,765     36,282
   Payments for contract benefits or terminations                  (2,228,942)    (840,795)  (22,575,346)       (385)        --
   Transfers between sub-accounts (including fixed account),
     net                                                              241,965     (114,799)   12,172,953        (566)        (8)
   Contract maintenance charges                                        (8,416)      (9,483)   (1,792,156)         --         --
   Adjustments to net assets allocated to contracts in payout
     period                                                             2,623         (419)         (569)         --         --
                                                                 ------------   ----------  ------------    --------    -------
Increase (decrease) in net assets from contract transactions       (1,873,877)    (937,535)   (4,842,228)    677,814     36,274
                                                                 ------------   ----------  ------------    --------    -------
Increase (decrease) in net assets                                    (820,829)    (712,948)    6,107,042     684,988     36,553
Net assets at beginning of period                                  21,096,111    4,894,067   226,434,646          --         --
                                                                 ------------   ----------  ------------    --------    -------
Net assets at end of period                                      $ 20,275,282   $4,181,119  $232,541,688    $684,988    $36,553
                                                                 ============   ==========  ============    ========    =======
Beginning units                                                       978,868      233,878    16,589,023          --         --
Units issued                                                           48,599       12,140     3,109,432      67,741      3,297
Units redeemed                                                       (133,032)     (55,585)   (3,364,488)     (1,217)        (1)
                                                                 ------------   ----------  ------------    --------    -------
Ending units                                                          894,435      190,433    16,333,967      66,524      3,296
                                                                 ============   ==========  ============    ========    =======
For the Year Ended December 31, 2016
From operations:
   Dividends                                                     $     69,455   $    6,827  $    155,440    $     --    $    --
   Mortality and expense risk and administrative charges             (368,475)     (85,783)   (3,270,444)         --         --
                                                                 ------------   ----------  ------------    --------    -------
   Net investment income (loss)                                      (299,020)     (78,956)   (3,115,004)         --         --
   Net realized gain (loss)                                          (414,141)     (90,456)   (3,813,755)         --         --
   Change in unrealized appreciation (depreciation) of
     investments                                                      847,410      192,894     4,421,471          --         --
                                                                 ------------   ----------  ------------    --------    -------
                                                                      134,249       23,482   (2,507,288)          --         --
Increase (decrease) in net assets from operations                ------------   ----------  ------------    --------    -------
From contract transactions:
Payments received from contract owners                                113,257       15,605    11,003,104          --         --
   Payments for contract benefits or terminations                  (2,820,700)    (715,828)  (17,515,283)         --         --
   Transfers between sub-accounts (including fixed account),
     net                                                           (1,248,488)      86,666    45,302,179          --         --
   Contract maintenance charges                                       (10,934)     (11,271)   (2,020,882)         --         --
   Adjustments to net assets allocated to contracts in payout
     period                                                             4,715          241           283          --         --
                                                                 ------------   ----------  ------------    --------    -------
                                                                  (3,962,150)    (624,587)    36,769,401          --         --
Increase (decrease) in net assets from contract transactions     ------------   ----------  ------------    --------    -------
Increase (decrease) in net assets                                  (3,827,901)    (601,105)   34,262,113          --         --
Net assets at beginning of period                                  24,924,012    5,495,172   192,172,533          --         --
                                                                 ------------   ----------  ------------    --------    -------
                                                                 $ 21,096,111   $4,894,067  $226,434,646    $     --    $    --
Net assets at end of period                                      ============   ==========  ============    ========    =======
Beginning units                                                     1,154,392      261,329    13,485,814          --         --
Units issued                                                           43,658       21,379     6,454,698          --         --
Units redeemed                                                       (219,182)     (48,830)   (3,351,489)         --         --
                                                                 ------------   ----------  ------------    --------    -------
                                                                      978,868      233,878    16,589,023          --         --
Ending units                                                     ============   ==========  ============    ========    =======

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                              SAST SA
                                  SAST SA        SAST SA       Index                      SAST SA
                                   Index          Index      Allocation SAST SA Index  International
                               Allocation 60- Allocation 80-   90-10    Allocation 90-     Index
                                40 Portfolio   20 Portfolio  Portfolio   10 Portfolio    Portfolio
                                  Class 3        Class 3      Class 1      Class 3        Class 3
                               -------------- -------------- ---------- -------------- -------------
For the Year Ended
  December 31, 2017
From operations:
   Dividends                    $   164,990    $   642,335   $      --   $  1,775,343    $  2,456
   Mortality and expense risk
     and administrative
     charges                       (118,721)      (306,713)       (191)      (716,976)       (123)
                                -----------    -----------   ---------   ------------    --------
   Net investment income
     (loss)                          46,269        335,622        (191)     1,058,367       2,333
   Net realized gain (loss)          55,233         39,738       6,549         62,448           2
   Capital gain distribution
     from mutual funds              167,143        336,707          --        817,723         347
   Change in unrealized
     appreciation
     (depreciation) of
     investments                    771,217      2,886,996        (222)     7,480,105          46
                                -----------    -----------   ---------   ------------    --------
Increase (decrease) in net
  assets from operations          1,039,862      3,599,063       6,136      9,418,643       2,728
                                -----------    -----------   ---------   ------------    --------
From contract transactions:
   Payments received from
     contract owners             21,753,717     51,737,413     222,292    148,499,677      25,000
   Payments for contract
     benefits or terminations      (336,745)      (512,860)    (86,263)    (1,685,139)       (344)
   Transfers between
     sub-accounts (including
     fixed account), net          1,768,824      5,515,693      (2,332)    13,358,611     109,051
   Contract maintenance
     charges                        (73,874)      (192,945)         --       (550,460)         --
                                -----------    -----------   ---------   ------------    --------
Increase (decrease) in net
  assets from contract           23,111,922     56,547,301     133,697    159,622,689     133,707
  transactions                  -----------    -----------   ---------   ------------    --------
Increase (decrease) in net       24,151,784     60,146,364     139,833    169,041,332     136,435
  assets                        -----------    -----------   ---------   ------------    --------
Net assets at end of period     $24,151,784    $60,146,364   $ 139,833   $169,041,332    $136,435
                                ===========    ===========   =========   ============    ========
Units issued                      2,358,050      5,435,267      42,154     15,061,613      13,300
                                  (161,272)      (110,762)    (30,064)      (316,641)       (109)
Units redeemed                  -----------    -----------   ---------   ------------    --------
Ending units                      2,196,778      5,324,505      12,090     14,744,972      13,191
                                ===========    ===========   =========   ============    ========
For the Year Ended
  December 31, 2016
From operations:
   Dividends                    $        --    $        --   $      --   $         --    $     --
   Mortality and expense risk
     and administrative
     charges                             --             --          --             --          --
                                -----------    -----------   ---------   ------------    --------
   Net investment income
     (loss)                              --             --          --             --          --
   Net realized gain (loss)              --             --          --             --          --
   Capital gain distribution
     from mutual funds                   --             --          --             --          --
   Change in unrealized
     appreciation
     (depreciation) of
     investments                         --             --          --             --          --
                                -----------    -----------   ---------   ------------    --------
Increase (decrease) in net
  assets from operations                 --             --          --             --          --
                                -----------    -----------   ---------   ------------    --------
From contract transactions:
   Payments received from
     contract owners                     --             --          --             --          --
   Payments for contract
     benefits or terminations            --             --          --             --          --
   Policy loans                          --             --          --             --          --
   Transfers between
     sub-accounts (including
     fixed account), net                 --             --          --             --          --
   Contract maintenance
     charges                             --             --          --             --          --
   Adjustments to net assets
     allocated to contracts
     in payout period                    --             --          --             --          --
                                -----------    -----------   ---------   ------------    --------
Increase (decrease) in net
  assets from contract
  transactions                           --             --          --             --          --
                                -----------    -----------   ---------   ------------    --------
Increase (decrease) in net
  assets                                 --             --          --             --          --
Net assets at beginning of               --             --          --             --          --
  period                        -----------    -----------   ---------   ------------    --------
Net assets at end of period     $        --    $        --   $      --   $         --    $     --
                                ===========    ===========   =========   ============    ========
Beginning units                          --             --          --             --          --
Units issued                             --             --          --             --          --
Units redeemed                           --             --          --             --          --
                                -----------    -----------   ---------   ------------    --------
Ending units                             --             --          --             --          --
                                ===========    ===========   =========   ============    ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                  SAST SA       SAST SA
                                  Invesco       Invesco       SAST SA        SAST SA       SAST SA
                                  Growth        Growth     Invesco Growth Janus Focused Janus Focused
                               Opportunities Opportunities Opportunities     Growth        Growth
                                 Portfolio     Portfolio     Portfolio      Portfolio     Portfolio
                                  Class 1       Class 2       Class 3        Class 1       Class 2
                               ------------- ------------- -------------- ------------- -------------
For the Year Ended
  December 31, 2017
From operations:
   Mortality and expense risk
     and administrative
     charges                    $  (113,299)  $  (43,838)   $ (2,120,873)  $  (175,087)  $  (143,737)
                                -----------   ----------    ------------   -----------   -----------
   Net investment income
     (loss)                        (113,299)     (43,838)     (2,120,873)     (175,087)     (143,737)
   Net realized gain (loss)         226,815      164,223       5,088,225       923,625       656,023
   Capital gain distribution
     from mutual funds              254,004       89,250       4,802,010       859,172       706,080
   Change in unrealized
     appreciation
     (depreciation) of
     investments                  1,155,034      350,167      20,506,030     1,205,941     1,025,138
                                -----------   ----------    ------------   -----------   -----------
Increase (decrease) in net
  assets from operations          1,522,554      559,802      28,275,392     2,813,651     2,243,504
                                -----------   ----------    ------------   -----------   -----------
From contract transactions:
   Payments received from
     contract owners                 38,099          191         623,298       132,525         4,763
   Payments for contract
     benefits or terminations      (793,590)    (600,856)    (14,608,863)   (1,660,785)   (1,061,220)
   Transfers between
     sub-accounts (including
     fixed account), net             50,044       (9,534)     (9,486,518)       87,703      (436,820)
   Contract maintenance
     charges                         (4,692)      (4,416)     (1,006,667)       (5,550)      (18,989)
   Adjustments to net assets
     allocated to contracts
     in payout period                   345          709            (291)          323          (388)
                                -----------   ----------    ------------   -----------   -----------
Increase (decrease) in net
  assets from contract
  transactions                     (709,794)    (613,906)    (24,479,041)   (1,445,784)   (1,512,654)
                                -----------   ----------    ------------   -----------   -----------
Increase (decrease) in net
  assets                            812,760      (54,104)      3,796,351     1,367,867       730,850
Net assets at beginning of
  period                          6,831,484    2,667,479     134,846,222    10,366,079     8,632,395
                                -----------   ----------    ------------   -----------   -----------
Net assets at end of period     $ 7,644,244   $2,613,375    $138,642,573   $11,733,946   $ 9,363,245
                                ===========   ==========    ============   ===========   ===========
Beginning units                     723,143      290,203      10,826,280       590,718       506,392
Units issued                         44,538       15,561         279,858        34,409         7,178
Units redeemed                     (109,656)     (73,676)     (2,073,328)     (103,435)      (84,307)
                                -----------   ----------    ------------   -----------   -----------
Ending units                        658,025      232,088       9,032,810       521,692       429,263
                                ===========   ==========    ============   ===========   ===========
For the Year Ended
  December 31, 2016
From operations:
   Mortality and expense risk
     and administrative
     charges                    $  (107,032)  $  (41,747)   $ (2,065,390)  $  (174,294)  $  (149,928)
                                -----------   ----------    ------------   -----------   -----------
   Net investment income
     (loss)                        (107,032)     (41,747)     (2,065,390)     (174,294)     (149,928)
   Net realized gain (loss)         208,361       47,325       1,988,339       881,688       760,700
   Capital gain distribution
     from mutual funds              574,975      222,796      11,892,331     1,069,238       856,434
   Change in unrealized
     appreciation
     (depreciation) of
     investments                   (582,674)    (187,354)     (9,245,369)   (2,175,508)   (1,819,662)
                                -----------   ----------    ------------   -----------   -----------
Increase (decrease) in net
  assets from operations             93,630       41,020       2,569,911      (398,876)     (352,456)
                                -----------   ----------    ------------   -----------   -----------
From contract transactions:
   Payments received from
     contract owners                 30,450        6,376         672,884        31,890        16,295
   Payments for contract
     benefits or terminations      (704,852)    (364,550)    (11,648,114)   (1,191,016)     (992,117)
   Transfers between
     sub-accounts (including
     fixed account), net           (574,450)     (24,481)      1,375,706      (832,854)   (1,090,013)
   Contract maintenance
     charges                         (5,167)      (4,488)     (1,267,191)       (6,210)      (20,677)
   Adjustments to net assets
     allocated to contracts
     in payout period                   385         (327)           (799)          388         1,041
                                -----------   ----------    ------------   -----------   -----------
Increase (decrease) in net
  assets from contract
  transactions                   (1,253,634)    (387,470)    (10,867,514)   (1,997,802)   (2,085,471)
                                -----------   ----------    ------------   -----------   -----------
Increase (decrease) in net
  assets                         (1,160,004)    (346,450)     (8,297,603)   (2,396,678)   (2,437,927)
Net assets at beginning of
  period                          7,991,488    3,013,929     143,143,825    12,762,757    11,070,322
                                -----------   ----------    ------------   -----------   -----------
Net assets at end of period     $ 6,831,484   $2,667,479    $134,846,222   $10,366,079   $ 8,632,395
                                ===========   ==========    ============   ===========   ===========
Beginning units                     866,277      335,794      11,845,744       706,390       628,610
Units issued                         24,635        7,853         852,639        18,647        13,661
Units redeemed                     (167,769)     (53,444)     (1,872,103)     (134,319)     (135,879)
                                -----------   ----------    ------------   -----------   -----------
Ending units                        723,143      290,203      10,826,280       590,718       506,392
                                ===========   ==========    ============   ===========   ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                                SAST SA
                                                         SAST SA Janus   SAST SA      SAST SA      SAST SA     JPMorgan
                                                            Focused     JPMorgan     JPMorgan     JPMorgan     Emerging
                                                            Growth      Balanced     Balanced     Balanced      Markets
                                                           Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                                            Class 3      Class 1      Class 2      Class 3      Class 1
                                                         ------------- -----------  ----------  ------------  -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $         --  $   675,241  $  109,457  $  1,579,020  $   449,859
   Mortality and expense risk and administrative
     charges                                               (1,534,112)    (642,817)   (120,403)   (1,573,944)    (346,266)
                                                         ------------  -----------  ----------  ------------  -----------
   Net investment income (loss)                            (1,534,112)      32,424     (10,946)        5,076      103,593
   Net realized gain (loss)                                 6,700,013    1,481,060     438,580     5,107,161      787,759
   Capital gain distribution from mutual funds              7,637,813    2,032,444     359,729     5,480,948           --
   Change in unrealized appreciation (depreciation) of
     investments                                           11,455,543    1,562,132     111,732     2,250,686    6,575,229
                                                         ------------  -----------  ----------  ------------  -----------
Increase (decrease) in net assets from operations          24,259,257    5,108,060     899,095    12,843,871    7,466,581
                                                         ------------  -----------  ----------  ------------  -----------
From contract transactions:
   Payments received from contract owners                   1,240,841      711,901       4,139    17,366,854      116,486
   Payments for contract benefits or terminations         (10,271,013)  (4,727,606)   (896,693)  (13,615,171)  (2,207,663)
   Transfers between sub-accounts (including fixed
     account), net                                         (8,130,795)     (64,730)    135,449     5,188,062      504,279
   Contract maintenance charges                              (616,658)     (22,035)    (14,398)     (613,334)     (18,219)
   Adjustments to net assets allocated to contracts in
     payout period                                                  1        5,313         770           (65)       1,321
                                                         ------------  -----------  ----------  ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                            (17,777,624)  (4,097,157)   (770,733)    8,326,346   (1,603,796)
                                                         ------------  -----------  ----------  ------------  -----------
Increase (decrease) in net assets                           6,481,633    1,010,903     128,362    21,170,217    5,862,785
Net assets at beginning of period                          92,635,182   41,900,949   7,702,217    98,326,149   19,048,614
                                                         ------------  -----------  ----------  ------------  -----------
Net assets at end of period                              $ 99,116,815  $42,911,852  $7,830,579  $119,496,366  $24,911,399
                                                         ============  ===========  ==========  ============  ===========
Beginning units                                             5,785,018    1,670,764     316,357     5,622,038    1,183,654
Units issued                                                  359,074       84,960      18,754     2,856,171      110,029
Units redeemed                                             (1,299,627)    (238,952)    (49,231)   (2,357,086)    (189,196)
                                                         ------------  -----------  ----------  ------------  -----------
Ending units                                                4,844,465    1,516,772     285,880     6,121,123    1,104,487
                                                         ============  ===========  ==========  ============  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $         --  $   700,288  $  112,068  $  1,377,700  $   397,037
   Mortality and expense risk and administrative
     charges                                               (1,451,660)    (640,780)   (118,383)   (1,446,272)    (289,624)
                                                         ------------  -----------  ----------  ------------  -----------
   Net investment income (loss)                            (1,451,660)      59,508      (6,315)      (68,572)     107,413
   Net realized gain (loss)                                 4,169,032    1,199,043     349,566     2,507,478      (96,272)
   Capital gain distribution from mutual funds              9,045,401    1,843,335     326,307     4,231,880           --
   Change in unrealized appreciation (depreciation) of
     investments                                          (15,241,141)    (817,971)   (282,284)   (1,730,616)   1,577,546
                                                         ------------  -----------  ----------  ------------  -----------
Increase (decrease) in net assets from operations          (3,478,368)   2,283,915     387,274     4,940,170    1,588,687
                                                         ------------  -----------  ----------  ------------  -----------
From contract transactions:
   Payments received from contract owners                   1,847,046      960,169       8,535     6,114,212       71,514
   Payments for contract benefits or terminations          (7,451,325)  (4,382,067)   (768,265)   (9,590,400)  (1,803,439)
   Transfers between sub-accounts (including fixed
     account), net                                         (1,414,087)     671,006     606,134     4,325,098      (48,757)
   Contract maintenance charges                              (738,551)     (25,213)    (11,774)     (664,267)     (13,188)
   Adjustments to net assets allocated to contracts in
     payout period                                                 99      (10,161)     (2,608)       (2,376)      (1,452)
                                                         ------------  -----------  ----------  ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                             (7,756,818)  (2,786,266)   (167,978)      182,267   (1,795,322)
                                                         ------------  -----------  ----------  ------------  -----------
Increase (decrease) in net assets                         (11,235,186)    (502,351)    219,296     5,122,437     (206,635)
Net assets at beginning of period                         103,870,368   42,403,300   7,482,921    93,203,712   19,255,249
                                                         ------------  -----------  ----------  ------------  -----------
Net assets at end of period                              $ 92,635,182  $41,900,949  $7,702,217  $ 98,326,149  $19,048,614
                                                         ============  ===========  ==========  ============  ===========
Beginning units                                             6,263,049    1,786,855     323,806     5,566,611    1,304,541
Units issued                                                  713,131      141,519      44,279     1,077,495      103,726
Units redeemed                                             (1,191,162)    (257,610)    (51,728)   (1,022,068)    (224,613)
                                                         ------------  -----------  ----------  ------------  -----------
Ending units                                                5,785,018    1,670,764     316,357     5,622,038    1,183,654
                                                         ============  ===========  ==========  ============  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                           SAST SA      SAST SA                    SAST SA
                                                          JPMorgan     JPMorgan       SAST SA     JPMorgan       SAST SA
                                                          Emerging     Emerging      JPMorgan      Equity-      JPMorgan
                                                           Markets      Markets    Equity-Income   Income     Equity-Income
                                                          Portfolio    Portfolio     Portfolio    Portfolio     Portfolio
                                                           Class 2      Class 3       Class 1      Class 2       Class 3
                                                         ----------  ------------  ------------- -----------  -------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $   71,832  $  2,079,090  $  2,528,722  $   169,988  $  2,623,774
   Mortality and expense risk and administrative
     charges                                                (62,494)   (1,937,211)   (1,829,525)    (139,215)   (2,073,119)
                                                         ----------  ------------  ------------  -----------  ------------
   Net investment income (loss)                               9,338       141,879       699,197       30,773       550,655
   Net realized gain (loss)                                 118,552     4,848,237     7,320,310      602,534     7,823,375
   Capital gain distribution from mutual funds                   --            --     5,934,692      430,162     6,894,225
   Change in unrealized appreciation (depreciation) of
     investments                                          1,175,470    36,267,872     4,517,863      264,086     5,587,965
                                                         ----------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets from operations         1,303,360    41,257,988    18,472,062    1,327,555    20,856,220
                                                         ----------  ------------  ------------  -----------  ------------
From contract transactions:
   Payments received from contract owners                    31,903     2,236,247       622,862       16,757     3,082,730
   Payments for contract benefits or terminations          (531,419)  (14,896,855)  (14,067,241)  (1,062,031)  (13,066,304)
   Transfers between sub-accounts (including fixed
     account), net                                          (63,326)  (13,272,942)   (2,177,444)     (57,791)   (2,873,438)
   Contract maintenance charges                              (8,710)     (791,383)      (50,906)     (12,573)     (869,589)
   Adjustments to net assets allocated to contracts in
     payout period                                              (73)       (2,022)       31,666         (842)         (978)
                                                         ----------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                             (571,625)  (26,726,955)  (15,641,063)  (1,116,480)  (13,727,579)
                                                         ----------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets                           731,735    14,531,033     2,830,999      211,075     7,128,641
Net assets at beginning of period                         3,427,024   112,121,819   120,856,489    8,777,752   133,815,899
                                                         ----------  ------------  ------------  -----------  ------------
Net assets at end of period                              $4,158,759  $126,652,852  $123,687,488  $ 8,988,827  $140,944,540
                                                         ==========  ============  ============  ===========  ============
Beginning units                                             219,944     9,316,070     2,373,264      175,757     6,661,764
Units issued                                                 19,909       887,475        38,703        2,769       669,850
Units redeemed                                              (48,945)   (2,553,188)     (328,589)     (23,593)   (1,261,282)
                                                         ----------  ------------  ------------  -----------  ------------
Ending units                                                190,908     7,650,357     2,083,378      154,933     6,070,332
                                                         ==========  ============  ============  ===========  ============
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $   64,803  $  1,894,746  $  2,263,362  $   151,896  $  2,132,375
   Mortality and expense risk and administrative
     charges                                                (58,240)   (1,724,278)   (1,794,262)    (137,064)   (1,902,978)
                                                         ----------  ------------  ------------  -----------  ------------
   Net investment income (loss)                               6,563       170,468       469,100       14,832       229,397
   Net realized gain (loss)                                 (65,714)   (2,587,423)    5,722,502      540,476     6,870,453
   Capital gain distribution from mutual funds                   --            --     3,915,428      286,637     4,220,760
   Change in unrealized appreciation (depreciation) of
     investments                                            388,078    11,895,255     5,185,070      259,084     4,760,153
                                                         ----------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets from operations           328,927     9,478,300    15,292,100    1,101,029    16,080,763
                                                         ----------  ------------  ------------  -----------  ------------
From contract transactions:
   Payments received from contract owners                    16,593     2,331,160       418,036        9,433    10,041,915
   Payments for contract benefits or terminations          (456,393)  (10,436,912)  (12,748,305)    (822,111)  (10,281,423)
   Transfers between sub-accounts (including fixed
     account), net                                         (256,438)   (3,390,066)   (2,473,870)    (421,135)   (3,032,192)
   Contract maintenance charges                              (8,485)     (872,327)      (58,723)     (13,108)     (957,844)
   Adjustments to net assets allocated to contracts in
     payout period                                               22           725        13,405       (2,017)          370
                                                         ----------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                             (704,701)  (12,367,420)  (14,849,457)  (1,248,938)   (4,229,174)
                                                         ----------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets                          (375,774)   (2,889,120)      442,643     (147,909)   11,851,589
Net assets at beginning of period                         3,802,798   115,010,939   120,413,846    8,925,661   121,964,310
                                                         ----------  ------------  ------------  -----------  ------------
Net assets at end of period                              $3,427,024  $112,121,819  $120,856,489  $ 8,777,752  $133,815,899
                                                         ==========  ============  ============  ===========  ============
Beginning units                                             265,542    10,266,018     2,684,512      203,079     6,771,445
Units issued                                                 10,636     1,168,397        43,618        2,250     1,196,741
Units redeemed                                              (56,234)   (2,118,345)     (354,866)     (29,572)   (1,306,422)
                                                         ----------  ------------  ------------  -----------  ------------
Ending units                                                219,944     9,316,070     2,373,264      175,757     6,661,764
                                                         ==========  ============  ============  ===========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                SAST SA      SAST SA     SAST SA      SAST SA      SAST SA
                                                               JPMorgan     JPMorgan    JPMorgan     JPMorgan     JPMorgan
                                                                Global       Global      Global      MFS Core     MFS Core
                                                               Equities     Equities    Equities       Bond         Bond
                                                               Portfolio    Portfolio   Portfolio    Portfolio    Portfolio
                                                                Class 1      Class 2     Class 3      Class 1      Class 2
                                                              -----------  ----------  -----------  -----------  -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $   721,566  $   61,938  $   472,291  $   885,730  $   145,205
   Mortality and expense risk and administrative charges         (606,707)    (57,028)    (461,255)    (577,400)    (103,538)
                                                              -----------  ----------  -----------  -----------  -----------
   Net investment income (loss)                                   114,859       4,910       11,036      308,330       41,667
   Net realized gain (loss)                                     1,936,734     215,522    2,078,421      260,991      (32,812)
   Change in unrealized appreciation (depreciation) of
     investments                                                6,047,040     530,038    3,913,654      330,085      136,886
                                                              -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations               8,098,633     750,470    6,003,111      899,406      145,741
                                                              -----------  ----------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                          99,054         432      679,363      350,736       84,650
   Payments for contract benefits or terminations              (3,675,486)   (372,786)  (3,980,696)  (3,823,959)  (1,162,950)
   Transfers between sub-accounts (including fixed
     account), net                                               (442,014)   (177,630)    (497,799)   1,301,885      320,187
   Contract maintenance charges                                   (16,560)     (6,806)    (150,923)     (15,553)     (14,729)
   Adjustments to net assets allocated to contracts in
     payout period                                                    720         106          198       (1,032)          --
                                                              -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions   (4,034,286)   (556,684)  (3,949,857)  (2,187,923)    (772,842)
                                                              -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets                               4,064,347     193,786    2,053,254   (1,288,517)    (627,101)
Net assets at beginning of period                              37,931,551   3,596,942   28,770,048   38,943,699    6,968,522
                                                              -----------  ----------  -----------  -----------  -----------
Net assets at end of period                                   $41,995,898  $3,790,728  $30,823,302  $37,655,182  $ 6,341,421
                                                              ===========  ==========  ===========  ===========  ===========
Beginning units                                                 1,368,531     132,337    1,768,510    1,352,999      249,214
Units issued                                                       23,143       1,094      165,720       99,998       28,348
Units redeemed                                                   (156,124)    (19,414)    (368,765)    (174,944)     (55,616)
                                                              -----------  ----------  -----------  -----------  -----------
Ending units                                                    1,235,550     114,017    1,565,465    1,278,053      221,946
                                                              ===========  ==========  ===========  ===========  ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $   542,236  $   46,102  $   332,895  $   784,203  $   127,068
   Mortality and expense risk and administrative charges         (585,214)    (58,430)    (446,523)    (631,815)    (118,103)
                                                              -----------  ----------  -----------  -----------  -----------
   Net investment income (loss)                                   (42,978)    (12,328)    (113,628)     152,388        8,965
   Net realized gain (loss)                                     1,628,795     185,020    1,674,472      332,387       13,952
   Change in unrealized appreciation (depreciation) of
     investments                                                 (174,178)    (42,156)    (601,834)     334,027      126,440
                                                              -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations               1,411,639     130,536      959,010      818,802      149,357
                                                              -----------  ----------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                         193,685       3,489      759,362      473,034       14,421
   Payments for contract benefits or terminations              (3,938,541)   (600,266)  (3,015,253)  (4,469,776)  (1,098,055)
   Transfers between sub-accounts (including fixed
     account), net                                             (1,245,967)   (111,352)    (789,446)    (326,431)      33,468
   Contract maintenance charges                                   (18,989)     (7,423)    (188,148)     (19,369)     (18,854)
   Adjustments to net assets allocated to contracts in
     payout period                                                   (170)         93          185        3,213            1
                                                              -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions   (5,009,982)   (715,459)  (3,233,300)  (4,339,329)  (1,069,019)
                                                              -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets                              (3,598,343)   (584,923)  (2,274,290)  (3,520,527)    (919,662)
Net assets at beginning of period                              41,529,894   4,181,865   31,044,338   42,464,226    7,888,184
                                                              -----------  ----------  -----------  -----------  -----------
Net assets at end of period                                   $37,931,551  $3,596,942  $28,770,048  $38,943,699  $ 6,968,522
                                                              ===========  ==========  ===========  ===========  ===========
Beginning units                                                 1,560,225     159,931    1,934,461    1,502,339      286,576
Units issued                                                       19,603       2,064      226,626       98,182       25,518
Units redeemed                                                   (211,297)    (29,658)    (392,577)    (247,522)     (62,880)
                                                              -----------  ----------  -----------  -----------  -----------
Ending units                                                    1,368,531     132,337    1,768,510    1,352,999      249,214
                                                              ===========  ==========  ===========  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                          SAST SA      SAST SA       SAST SA
                                                            SAST SA      JPMorgan     JPMorgan      JPMorgan      SAST SA
                                                            JPMorgan      Mid-Cap      Mid-Cap       Mid-Cap     Large Cap
                                                            MFS Core      Growth       Growth        Growth        Index
                                                         Bond Portfolio  Portfolio    Portfolio     Portfolio    Portfolio
                                                            Class 3       Class 1      Class 2       Class 3      Class 3
                                                         -------------- -----------  -----------  ------------  ----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                              $ 15,079,146  $        --  $        --  $         --  $       --
   Mortality and expense risk and administrative
     charges                                               (10,450,629)    (482,827)    (196,939)   (1,735,737)       (773)
                                                          ------------  -----------  -----------  ------------  ----------
   Net investment income (loss)                              4,628,517     (482,827)    (196,939)   (1,735,737)       (773)
   Net realized gain (loss)                                   (584,081)   2,019,481    1,217,759     8,305,510          35
   Capital gain distribution from mutual funds                      --    1,761,751      711,301     6,372,840          --
   Change in unrealized appreciation (depreciation) of
     investments                                            10,784,309    4,376,910    1,305,657    13,985,550     (12,620)
                                                          ------------  -----------  -----------  ------------  ----------
Increase (decrease) in net assets from operations           14,828,745    7,675,315    3,037,778    26,928,163     (13,358)
                                                          ------------  -----------  -----------  ------------  ----------
From contract transactions:
   Payments received from contract owners                   15,722,103      557,459       23,208     2,540,179      25,000
   Payments for contract benefits or terminations          (71,753,317)  (3,485,638)  (1,656,300)  (12,971,325)         --
   Transfers between sub-accounts (including fixed
     account), net                                          55,771,423       31,053     (490,585)   (7,519,430)  5,786,699
   Contract maintenance charges                             (5,478,338)     (14,993)     (25,499)     (527,939)         --
   Adjustments to net assets allocated to contracts in
     payout period                                                 (21)         301         (122)         (361)         --
                                                          ------------  -----------  -----------  ------------  ----------
Increase (decrease) in net assets from contract
  transactions                                              (5,738,150)  (2,911,818)  (2,149,298)  (18,478,876)  5,811,699
                                                          ------------  -----------  -----------  ------------  ----------
Increase (decrease) in net assets                            9,090,595    4,763,497      888,480     8,449,287   5,798,341
Net assets at beginning of period                          694,664,663   28,748,693   11,944,767   104,245,595          --
                                                          ------------  -----------  -----------  ------------  ----------
Net assets at end of period                               $703,755,258  $33,512,190  $12,833,247  $112,694,882  $5,798,341
                                                          ============  ===========  ===========  ============  ==========
Beginning units                                             43,120,503    1,465,011      623,566     5,475,198          --
Units issued                                                 7,386,202       92,951       11,645       454,692     553,204
Units redeemed                                              (7,495,691)    (220,416)    (109,214)   (1,274,534)         (5)
                                                          ------------  -----------  -----------  ------------  ----------
Ending units                                                43,011,014    1,337,546      525,997     4,655,356     553,199
                                                          ============  ===========  ===========  ============  ==========
For the Year Ended December 31, 2016
From operations:
   Dividends                                              $ 11,390,905  $        --  $        --  $         --  $       --
   Mortality and expense risk and administrative
     charges                                               (10,369,746)    (463,919)    (199,446)   (1,614,725)         --
                                                          ------------  -----------  -----------  ------------  ----------
   Net investment income (loss)                              1,021,159     (463,919)    (199,446)   (1,614,725)         --
   Net realized gain (loss)                                   (136,125)   2,059,035    1,086,453     5,627,823          --
   Capital gain distribution from mutual funds                      --    3,634,473    1,542,025    13,149,044          --
   Change in unrealized appreciation (depreciation) of
     investments                                             9,316,207   (5,799,882)  (2,676,809)  (18,975,341)         --
                                                          ------------  -----------  -----------  ------------  ----------
Increase (decrease) in net assets from operations           10,201,241     (570,293)    (247,777)   (1,813,199)         --
                                                          ------------  -----------  -----------  ------------  ----------
From contract transactions:
   Payments received from contract owners                   26,897,549      140,946        7,540     1,967,142          --
   Payments for contract benefits or terminations          (57,632,923)  (3,131,382)  (1,766,664)   (9,256,081)         --
   Transfers between sub-accounts (including fixed
     account), net                                          47,532,550   (1,530,196)    (250,855)    4,105,936          --
   Contract maintenance charges                             (6,666,328)     (17,559)     (27,580)     (646,836)         --
   Adjustments to net assets allocated to contracts in
     payout period                                                (287)       1,022           91           (47)         --
                                                          ------------  -----------  -----------  ------------  ----------
Increase (decrease) in net assets from contract
  transactions                                              10,130,561   (4,537,169)  (2,037,468)   (3,829,886)         --
                                                          ------------  -----------  -----------  ------------  ----------
Increase (decrease) in net assets                           20,331,802   (5,107,462)  (2,285,245)   (5,643,085)         --
Net assets at beginning of period                          674,332,861   33,856,155   14,230,012   109,888,680          --
                                                          ------------  -----------  -----------  ------------  ----------
Net assets at end of period                               $694,664,663  $28,748,693  $11,944,767  $104,245,595  $       --
                                                          ============  ===========  ===========  ============  ==========
Beginning units                                             41,821,741    1,702,554      731,734     5,678,575          --
Units issued                                                 8,162,312       46,828       16,456       741,520          --
Units redeemed                                              (6,863,550)    (284,371)    (124,624)     (944,897)         --
                                                          ------------  -----------  -----------  ------------  ----------
Ending units                                                43,120,503    1,465,011      623,566     5,475,198          --
                                                          ============  ===========  ===========  ============  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                           SAST SA                       SAST SA       SAST SA
                                                          SAST SA Legg    Legg Mason   SAST SA Legg    Legg Mason    Legg Mason
                                                            Mason BW       BW Large      Mason BW       Tactical      Tactical
                                                            Large Cap     Cap Value      Large Cap    Opportunities Opportunities
                                                         Value Portfolio  Portfolio   Value Portfolio   Portfolio     Portfolio
                                                             Class 1       Class 2        Class 3        Class 1       Class 3
                                                         --------------- -----------  --------------- ------------- -------------
For the Year Ended December 31, 2017
From operations:
   Dividends                                              $  5,962,097   $   690,816   $  6,307,987      $    86     $    7,782
   Mortality and expense risk and administrative
     charges                                                (5,099,122)     (673,650)    (6,321,890)          (4)        (2,451)
                                                          ------------   -----------   ------------      -------     ----------
   Net investment income (loss)                                862,975        17,166        (13,903)          82          5,331
   Net realized gain (loss)                                 (1,246,382)     (260,782)    (6,038,761)          --             25
   Capital gain distribution from mutual funds              11,623,956     1,474,965     14,235,416           --             --
   Change in unrealized appreciation (depreciation) of
     investments                                            46,572,611     6,095,852     61,220,362          (43)        23,305
                                                          ------------   -----------   ------------      -------     ----------
Increase (decrease) in net assets from operations           57,813,160     7,327,201     69,403,114           39         28,661
                                                          ------------   -----------   ------------      -------     ----------
From contract transactions:
   Payments received from contract owners                    1,073,322        66,743      4,452,473       23,800      2,746,381
   Payments for contract benefits or terminations          (37,691,363)   (6,618,408)   (51,234,797)          --           (405)
   Transfers between sub-accounts (including fixed
     account), net                                          (7,698,177)   (1,469,662)   (11,391,569)          12        137,824
   Contract maintenance charges                               (134,213)      (86,815)    (2,085,851)          --             --
   Adjustments to net assets allocated to contracts in
     payout period                                              12,557          (392)        (3,324)          --             --
                                                          ------------   -----------   ------------      -------     ----------
Increase (decrease) in net assets from contract
  transactions                                             (44,437,874)   (8,108,534)   (60,263,068)      23,812      2,883,800
                                                          ------------   -----------   ------------      -------     ----------
Increase (decrease) in net assets                           13,375,286      (781,333)     9,140,046       23,851      2,912,461
Net assets at beginning of period                          331,856,875    43,828,251    404,313,342           --             --
                                                          ------------   -----------   ------------      -------     ----------
Net assets at end of period                               $345,232,161   $43,046,918   $413,453,388      $23,851     $2,912,461
                                                          ============   ===========   ============      =======     ==========
Beginning units                                              5,697,680       770,664     13,854,264           --             --
Units issued                                                    45,245         5,927        751,797        2,314        283,419
Units redeemed                                                (748,120)     (138,404)    (2,446,646)          --           (151)
                                                          ------------   -----------   ------------      -------     ----------
Ending units                                                 4,994,805       638,187     12,159,415        2,314        283,268
                                                          ============   ===========   ============      =======     ==========
For the Year Ended December 31, 2016
From operations:
   Dividends                                              $  2,877,160   $   312,818   $  2,504,673      $    --     $       --
   Mortality and expense risk and administrative
     charges                                                (4,910,499)     (686,175)    (6,227,616)          --             --
                                                          ------------   -----------   ------------      -------     ----------
   Net investment income (loss)                             (2,033,339)     (373,357)    (3,722,943)          --             --
   Net realized gain (loss)                                    185,730        63,382     (5,612,982)          --             --
   Capital gain distribution from mutual funds              81,514,144    10,998,393    102,196,357           --             --
   Change in unrealized appreciation (depreciation) of
     investments                                           (40,738,710)   (5,545,779)   (45,394,727)          --             --
                                                          ------------   -----------   ------------      -------     ----------
Increase (decrease) in net assets from operations           38,927,825     5,142,639     47,465,705           --             --
                                                          ------------   -----------   ------------      -------     ----------
From contract transactions:
   Payments received from contract owners                      948,819        42,307      7,208,040           --             --
   Payments for contract benefits or terminations          (35,015,696)   (6,342,840)   (42,016,168)          --             --
   Transfers between sub-accounts (including fixed
     account), net                                         (10,168,866)   (1,707,967)   (21,771,576)          --             --
   Contract maintenance charges                               (155,764)      (94,233)    (2,506,621)          --             --
   Adjustments to net assets allocated to contracts in
     payout period                                               1,436        (2,751)          (298)          --             --
                                                          ------------   -----------   ------------      -------     ----------
Increase (decrease) in net assets from contract
  transactions                                             (44,390,071)   (8,105,484)   (59,086,623)          --             --
                                                          ------------   -----------   ------------      -------     ----------
Increase (decrease) in net assets                           (5,462,246)   (2,962,845)   (11,620,918)          --             --
Net assets at beginning of period                          337,319,121    46,791,096    415,934,260           --             --
                                                          ------------   -----------   ------------      -------     ----------
Net assets at end of period                               $331,856,875   $43,828,251   $404,313,342      $    --     $       --
                                                          ============   ===========   ============      =======     ==========
Beginning units                                              6,538,560       926,420     15,559,952           --             --
Units issued                                                    60,077         7,782        892,880           --             --
Units redeemed                                                (900,957)     (163,538)    (2,598,568)          --             --
                                                          ------------   -----------   ------------      -------     ----------
Ending units                                                 5,697,680       770,664     13,854,264           --             --
                                                          ============   ===========   ============      =======     ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                SAST SA
                                       SAST SA      SAST SA    SAST SA MFS    SAST SA MFS         MFS
                                      MFS Blue     MFS Blue     Blue Chip    Massachusetts   Massachusetts
                                     Chip Growth  Chip Growth    Growth     Investors Trust Investors Trust
                                      Portfolio    Portfolio    Portfolio      Portfolio       Portfolio
                                       Class 1      Class 2      Class 3        Class 1         Class 2
                                     -----------  ----------- ------------  --------------- ---------------
For the Year Ended December 31,
  2017
From operations:
   Dividends                         $    53,573  $   14,207  $    448,276    $   492,853     $    70,106
   Mortality and expense risk and
     administrative charges             (115,413)    (41,778)   (1,466,943)      (729,000)       (126,636)
                                     -----------  ----------  ------------    -----------     -----------
   Net investment income (loss)          (61,840)    (27,571)   (1,018,667)      (236,147)        (56,530)
   Net realized gain (loss)              388,253     175,120     7,872,504      2,959,403         853,981
   Capital gain distribution from
     mutual funds                        163,827      55,343     2,021,057      1,220,948         203,158
   Change in unrealized
     appreciation (depreciation)
     of investments                    1,193,345     388,670    12,489,112      5,383,778         566,861
                                     -----------  ----------  ------------    -----------     -----------
Increase (decrease) in net assets
  from operations                      1,683,585     591,562    21,364,006      9,327,982       1,567,470
                                     -----------  ----------  ------------    -----------     -----------
From contract transactions:
   Payments received from contract
     owners                               86,782         (15)    2,467,293        371,708           9,259
   Payments for contract benefits
     or terminations                    (786,150)   (287,511)  (10,662,386)    (4,960,387)     (1,391,646)
   Transfers between sub-accounts
     (including fixed account), net      356,062     (30,703)   (3,589,194)      (749,307)         59,374
   Contract maintenance charges           (3,796)     (6,168)     (589,863)       (23,427)        (16,876)
   Adjustments to net assets
     allocated to contracts in
     payout period                           166          --            95          4,247             111
                                     -----------  ----------  ------------    -----------     -----------
Increase (decrease) in net assets
  from contract transactions            (346,936)   (324,397)  (12,374,055)    (5,357,166)     (1,339,778)
                                     -----------  ----------  ------------    -----------     -----------
Increase (decrease) in net assets      1,336,649     267,165     8,989,951      3,970,816         227,692
Net assets at beginning of period      6,817,677   2,525,947    90,396,791     45,623,723       8,128,044
                                     -----------  ----------  ------------    -----------     -----------
Net assets at end of period          $ 8,154,326  $2,793,112  $ 99,386,742    $49,594,539     $ 8,355,736
                                     ===========  ==========  ============    ===========     ===========
Beginning units                          657,941     253,275     6,716,150      1,162,651         211,826
Units issued                              56,085       1,047       583,020         23,142           8,790
Units redeemed                           (85,066)    (29,924)   (1,442,408)      (148,328)        (40,927)
                                     -----------  ----------  ------------    -----------     -----------
Ending units                             628,960     224,398     5,856,762      1,037,465         179,689
                                     ===========  ==========  ============    ===========     ===========
For the Year Ended December 31,
  2016
From operations:
   Dividends                         $    41,276  $   10,695  $    322,363    $   403,382     $    53,005
   Mortality and expense risk and
     administrative charges             (106,698)    (40,464)   (1,325,385)      (693,204)       (126,598)
                                     -----------  ----------  ------------    -----------     -----------
   Net investment income (loss)          (65,422)    (29,769)   (1,003,022)      (289,822)        (73,593)
   Net realized gain (loss)              489,967     189,884     4,002,457      2,533,600       1,004,550
   Capital gain distribution from
     mutual funds                        210,324      76,142     2,728,204      3,919,174         656,308
   Change in unrealized
     appreciation (depreciation)
     of investments                     (329,159)   (129,592)   (1,880,041)    (3,135,466)     (1,075,428)
                                     -----------  ----------  ------------    -----------     -----------
Increase (decrease) in net assets
  from operations                        305,710     106,665     3,847,598      3,027,486         511,837
                                     -----------  ----------  ------------    -----------     -----------
From contract transactions:
   Payments received from contract
     owners                                6,983         884     4,996,064        386,406           6,147
   Payments for contract benefits
     or terminations                    (854,940)   (308,395)   (7,844,752)    (4,743,102)     (1,196,627)
   Transfers between sub-accounts
     (including fixed account), net     (198,637)    (90,756)    2,056,383       (923,949)       (316,298)
   Contract maintenance charges           (4,206)     (6,039)     (674,952)       (25,873)        (18,124)
   Adjustments to net assets
     allocated to contracts in
     payout period                         1,466          --           (47)         6,774              76
                                     -----------  ----------  ------------    -----------     -----------
Increase (decrease) in net assets
  from contract transactions          (1,049,334)   (404,306)   (1,467,304)    (5,299,744)     (1,524,826)
                                     -----------  ----------  ------------    -----------     -----------
Increase (decrease) in net assets       (743,624)   (297,641)    2,380,294     (2,272,258)     (1,012,989)
Net assets at beginning of period      7,561,301   2,823,588    88,016,497     47,895,981       9,141,033
                                     -----------  ----------  ------------    -----------     -----------
Net assets at end of period          $ 6,817,677  $2,525,947  $ 90,396,791    $45,623,723     $ 8,128,044
                                     ===========  ==========  ============    ===========     ===========
Beginning units                          764,873     296,156     6,941,171      1,305,231         254,376
Units issued                              60,979      10,527     1,019,143         27,710          26,133
Units redeemed                          (167,911)    (53,408)   (1,244,164)      (170,290)        (68,683)
                                     -----------  ----------  ------------    -----------     -----------
Ending units                             657,941     253,275     6,716,150      1,162,651         211,826
                                     ===========  ==========  ============    ===========     ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                      SAST SA
                                                       SAST SA MFS      MFS     SAST SA MFS
                                        SAST SA MFS      Telecom      Telecom     Telecom     SAST SA MFS
                                       Massachusetts     Utility      Utility     Utility     Total Return
                                      Investors Trust   Portfolio    Portfolio   Portfolio   Bond Portfolio
                                     Portfolio Class 3   Class 1      Class 2     Class 3       Class 1
                                     ----------------- -----------  ----------  -----------  --------------
For the Year Ended December 31,
  2017
From operations:
   Dividends                           $  2,071,203    $   302,319  $   32,251  $   535,426   $  2,661,816
   Mortality and expense risk and
     administrative charges              (3,971,195)      (176,437)    (20,808)    (347,405)    (1,659,499)
                                       ------------    -----------  ----------  -----------   ------------
   Net investment income (loss)          (1,899,992)       125,882      11,443      188,021      1,002,317
   Net realized gain (loss)              20,788,951        562,117     108,273      412,053      3,868,580
   Capital gain distribution from
     mutual funds                         6,643,132        111,115      12,659      217,250      5,767,982
   Change in unrealized
     appreciation (depreciation)
     of investments                      24,786,429        652,372      29,658    1,946,580        213,491
                                       ------------    -----------  ----------  -----------   ------------
Increase (decrease) in net assets
  from operations                        50,318,520      1,451,486     162,033    2,763,904     10,852,370
                                       ------------    -----------  ----------  -----------   ------------
From contract transactions:
   Payments received from contract
     owners                               3,180,069         96,902         660      992,489      1,036,897
   Payments for contract benefits
     or terminations                    (27,636,248)    (1,359,280)   (224,986)  (2,372,746)   (11,977,598)
   Transfers between sub-accounts
     (including fixed account), net     (14,342,974)      (301,485)    (78,938)    (969,715)      (673,796)
   Contract maintenance charges          (1,837,000)        (6,923)     (2,468)    (120,289)       (40,658)
   Adjustments to net assets
     allocated to contracts in
     payout period                              (98)            (9)       (286)        (183)         7,909
                                       ------------    -----------  ----------  -----------   ------------
Increase (decrease) in net assets
  from contract transactions            (40,636,251)    (1,570,795)   (306,018)  (2,470,444)   (11,647,246)
                                       ------------    -----------  ----------  -----------   ------------
Increase (decrease) in net assets         9,682,269       (119,309)   (143,985)     293,460       (794,876)
Net assets at beginning of period       251,541,066     11,326,174   1,371,235   22,106,968    108,584,452
                                       ------------    -----------  ----------  -----------   ------------
Net assets at end of period            $261,223,335    $11,206,865  $1,227,250  $22,400,428   $107,789,576
                                       ============    ===========  ==========  ===========   ============
Beginning units                          11,336,228        483,684      60,597    1,217,465      2,693,485
Units issued                                592,216         11,013       1,910      187,895         84,281
Units redeemed                           (2,156,722)       (72,138)    (14,514)    (292,828)      (357,238)
                                       ------------    -----------  ----------  -----------   ------------
Ending units                              9,771,722        422,559      47,993    1,112,532      2,420,528
                                       ============    ===========  ==========  ===========   ============
For the Year Ended December 31,
  2016
From operations:
   Dividends                           $  1,562,229    $   340,491  $   41,823  $   601,389   $  2,548,902
   Mortality and expense risk and
     administrative charges              (3,770,326)      (182,051)    (24,271)    (352,443)    (1,707,218)
                                       ------------    -----------  ----------  -----------   ------------
   Net investment income (loss)          (2,208,097)       158,440      17,552      248,946        841,684
   Net realized gain (loss)              11,375,126        565,089     111,803      784,253      3,893,658
   Capital gain distribution from
     mutual funds                        21,510,027        239,510      31,202      465,231      6,428,687
   Change in unrealized
     appreciation (depreciation)
     of investments                     (14,709,618)        75,003     (35,872)     399,619     (3,195,898)
                                       ------------    -----------  ----------  -----------   ------------
Increase (decrease) in net assets
  from operations                        15,967,438      1,038,042     124,685    1,898,049      7,968,131
                                       ------------    -----------  ----------  -----------   ------------
From contract transactions:
   Payments received from contract
     owners                               8,232,929         21,959       1,979      940,972        989,589
   Payments for contract benefits
     or terminations                    (20,910,274)    (1,432,668)   (318,382)  (2,922,381)   (13,778,410)
   Transfers between sub-accounts
     (including fixed account), net      (1,789,602)       (90,710)    101,697       74,829     (1,003,940)
   Contract maintenance charges          (2,162,678)        (7,715)     (3,412)    (158,367)       (49,350)
   Adjustments to net assets
     allocated to contracts in
     payout period                             (590)        (1,569)         19          113          7,436
                                       ------------    -----------  ----------  -----------   ------------
Increase (decrease) in net assets
  from contract transactions            (16,630,215)    (1,510,703)   (218,099)  (2,064,834)   (13,834,675)
                                       ------------    -----------  ----------  -----------   ------------
Increase (decrease) in net assets          (662,777)      (472,661)    (93,414)    (166,785)    (5,866,544)
Net assets at beginning of period       252,203,843     11,798,835   1,464,649   22,273,753    114,450,996
                                       ------------    -----------  ----------  -----------   ------------
Net assets at end of period            $251,541,066    $11,326,174  $1,371,235  $22,106,968   $108,584,452
                                       ============    ===========  ==========  ===========   ============
Beginning units                          11,937,528        548,711      70,313    1,304,070      3,050,425
Units issued                              1,009,233         37,245       8,464      345,010         94,756
Units redeemed                           (1,610,533)      (102,272)    (18,180)    (431,615)      (451,696)
                                       ------------    -----------  ----------  -----------   ------------
Ending units                             11,336,228        483,684      60,597    1,217,465      2,693,485
                                       ============    ===========  ==========  ===========   ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                SAST SA       SAST SA
                                                                                Morgan        Morgan
                                                                    SAST SA     Stanley       Stanley
                                      SAST SA MFS    SAST SA MFS    Mid Cap  International International
                                      Total Return   Total Return    Index     Equities      Equities
                                     Bond Portfolio Bond Portfolio Portfolio   Portfolio     Portfolio
                                        Class 2        Class 3      Class 3     Class 1       Class 2
                                     -------------- -------------- --------- ------------- -------------
For the Year Ended December 31,
  2017
From operations:
   Dividends                          $   671,062    $  3,936,169  $  1,063   $   344,743   $   103,349
   Mortality and expense risk and
     administrative charges              (460,465)     (2,674,468)     (284)     (444,443)     (159,288)
                                      -----------    ------------  --------   -----------   -----------
   Net investment income (loss)           210,597       1,261,701       779       (99,700)      (55,939)
   Net realized gain (loss)             1,186,247       6,725,471        11       230,117       442,121
   Capital gain distribution from
     mutual funds                       1,555,747       9,430,685     1,200            --            --
   Change in unrealized
     appreciation (depreciation)
     of investments                       (74,946)       (692,127)    2,025     5,901,218     1,711,536
                                      -----------    ------------  --------   -----------   -----------
Increase (decrease) in net assets
  from operations                       2,877,645      16,725,730     4,015     6,031,635     2,097,718
                                      -----------    ------------  --------   -----------   -----------
From contract transactions:
   Payments received from contract
     owners                                23,617      11,853,706    26,205        84,362        28,418
   Payments for contract benefits
     or terminations                   (3,674,763)    (24,829,876)     (153)   (3,127,858)   (1,503,591)
   Transfers between sub-accounts
     (including fixed account), net      (234,776)      6,623,905   146,069       (64,149)     (438,142)
   Contract maintenance charges           (52,470)       (668,195)       --       (15,258)      (28,253)
   Adjustments to net assets
     allocated to contracts in
     payout period                         (1,070)            520        --         9,308          (351)
                                      -----------    ------------  --------   -----------   -----------
Increase (decrease) in net assets
  from contract transactions           (3,939,462)     (7,019,940)  172,121    (3,113,595)   (1,941,919)
                                      -----------    ------------  --------   -----------   -----------
Increase (decrease) in net assets      (1,061,817)      9,705,790   176,136     2,918,040       155,799
Net assets at beginning of period      29,893,218     167,843,261        --    27,230,282     9,950,111
                                      -----------    ------------  --------   -----------   -----------
Net assets at end of period           $28,831,401    $177,549,051  $176,136   $30,148,322   $10,105,910
                                      ===========    ============  ========   ===========   ===========
Beginning units                           758,634       6,682,583        --     2,046,678       769,565
Units issued                               16,590       1,468,881    16,871       117,258        15,581
Units redeemed                           (111,643)     (1,337,141)      (16)     (324,250)     (149,281)
                                      -----------    ------------  --------   -----------   -----------
Ending units                              663,581       6,814,323    16,855     1,839,686       635,865
                                      ===========    ============  ========   ===========   ===========
For the Year Ended December 31,
  2016
From operations:
   Dividends                          $   650,225    $  3,333,986  $     --   $   363,454   $   112,085
   Mortality and expense risk and
     administrative charges              (492,979)     (2,564,869)       --      (436,424)     (166,744)
                                      -----------    ------------  --------   -----------   -----------
   Net investment income (loss)           157,246         769,117        --       (72,970)      (54,659)
   Net realized gain (loss)             1,318,936       6,272,452        --      (526,304)      231,822
   Capital gain distribution from
     mutual funds                       1,773,224       9,512,885        --            --            --
   Change in unrealized
     appreciation (depreciation)
     of investments                    (1,061,840)     (5,498,150)       --      (492,283)     (607,800)
                                      -----------    ------------  --------   -----------   -----------
Increase (decrease) in net assets
  from operations                       2,187,566      11,056,304        --    (1,091,557)     (430,637)
                                      -----------    ------------  --------   -----------   -----------
From contract transactions:
   Payments received from contract
     owners                                84,776       5,913,722        --        86,745        17,678
   Payments for contract benefits
     or terminations                   (4,264,946)    (19,835,813)       --    (2,793,249)   (1,575,969)
   Transfers between sub-accounts
     (including fixed account), net      (768,518)      6,387,537        --      (815,794)     (146,812)
   Contract maintenance charges           (54,047)       (703,029)       --       (15,852)      (31,629)
   Adjustments to net assets
     allocated to contracts in
     payout period                            805             552        --         2,754            68
                                      -----------    ------------  --------   -----------   -----------
Increase (decrease) in net assets
  from contract transactions           (5,001,930)     (8,237,031)       --    (3,535,396)   (1,736,664)
                                      -----------    ------------  --------   -----------   -----------
Increase (decrease) in net assets      (2,814,364)      2,819,273        --    (4,626,953)   (2,167,301)
Net assets at beginning of period      32,707,582     165,023,988        --    31,857,235    12,117,412
                                      -----------    ------------  --------   -----------   -----------
Net assets at end of period           $29,893,218    $167,843,261  $     --   $27,230,282   $ 9,950,111
                                      ===========    ============  ========   ===========   ===========
Beginning units                           889,296       6,615,573        --     2,312,299       902,973
Units issued                               17,753       1,371,230        --       249,061        36,495
Units redeemed                           (148,415)     (1,304,220)       --      (514,682)     (169,903)
                                      -----------    ------------  --------   -----------   -----------
Ending units                              758,634       6,682,583        --     2,046,678       769,565
                                      ===========    ============  ========   ===========   ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                           SAST SA       SAST SA       SAST SA
                                          SAST SA        Oppenheimer   Oppenheimer   Oppenheimer
                                      Morgan Stanley     Main Street   Main Street   Main Street     SAST SA PIMCO
                                       International      Large Cap     Large Cap     Large Cap       VCP Tactical
                                         Equities      Portfolio Class  Portfolio  Portfolio Class Balanced Portfolio
                                     Portfolio Class 3        1          Class 2          3             Class 3
                                     ----------------- --------------- ----------- --------------- ------------------
For the Year Ended December 31,
  2017
From operations:
   Dividends                           $  1,163,662      $   265,091   $   32,175    $   469,344     $    1,957,675
   Mortality and expense risk and
     administrative charges              (1,924,031)        (396,106)     (60,633)      (871,097)       (14,932,348)
                                       ------------      -----------   ----------    -----------     --------------
   Net investment income (loss)            (760,369)        (131,015)     (28,458)      (401,753)       (12,974,673)
   Net realized gain (loss)               3,030,090        1,830,670      527,171      3,394,004          4,684,382
   Capital gain distribution from
     mutual funds                                --          613,651       89,937      1,379,406         54,616,335
   Change in unrealized
     appreciation (depreciation)
     of investments                      22,897,273        1,346,778      (49,129)     3,569,634         98,885,403
                                       ------------      -----------   ----------    -----------     --------------
Increase (decrease) in net assets
  from operations                        25,166,994        3,660,084      539,521      7,941,291        145,211,447
                                       ------------      -----------   ----------    -----------     --------------
From contract transactions:
   Payments received from contract
     owners                               1,569,486           69,859       12,784      2,597,675         90,569,125
   Payments for contract benefits
     or terminations                    (14,595,052)      (2,908,821)    (561,954)    (5,908,531)       (44,558,553)
   Transfers between sub-accounts
     (including fixed account), net      (4,724,045)        (394,473)    (266,424)       897,404         73,250,217
   Contract maintenance charges            (663,704)         (13,352)      (6,987)      (277,757)       (10,006,526)
   Adjustments to net assets
     allocated to contracts in
     payout period                           (3,739)             958           72           (182)               289
                                       ------------      -----------   ----------    -----------     --------------
Increase (decrease) in net assets
  from contract transactions            (18,417,054)      (3,245,829)    (822,509)    (2,691,391)       109,254,552
                                       ------------      -----------   ----------    -----------     --------------
Increase (decrease) in net assets         6,749,940          414,255     (282,988)     5,249,900        254,465,999
Net assets at beginning of period       116,468,102       25,613,545    3,954,414     53,774,397        919,517,270
                                       ------------      -----------   ----------    -----------     --------------
Net assets at end of period            $123,218,042      $26,027,800   $3,671,426    $59,024,297     $1,173,983,269
                                       ============      ===========   ==========    ===========     ==============
Beginning units                           9,863,969          772,040      122,648      2,478,652         81,202,899
Units issued                                652,124           14,747          934        331,877         16,632,655
Units redeemed                           (1,962,187)        (105,203)     (24,468)      (394,143)        (7,379,760)
                                       ------------      -----------   ----------    -----------     --------------
Ending units                              8,553,906          681,584       99,114      2,416,386         90,455,794
                                       ============      ===========   ==========    ===========     ==============
For the Year Ended December 31,
  2016
From operations:
   Dividends                           $  1,158,796      $   199,731   $   24,573    $   272,834     $           --
   Mortality and expense risk and
     administrative charges              (1,833,294)        (393,181)     (66,519)      (749,314)        (9,919,632)
                                       ------------      -----------   ----------    -----------     --------------
   Net investment income (loss)            (674,498)        (193,450)     (41,946)      (476,480)        (9,919,632)
   Net realized gain (loss)                 (95,977)       1,688,706      600,560      2,865,663            558,261
   Capital gain distribution from
     mutual funds                                --          819,000      130,280      1,608,392                 --
   Change in unrealized
     appreciation (depreciation)
     of investments                      (3,976,309)         124,575     (303,023)       627,250         48,710,654
                                       ------------      -----------   ----------    -----------     --------------
Increase (decrease) in net assets
  from operations                        (4,746,784)       2,438,831      385,871      4,624,825         39,349,283
                                       ------------      -----------   ----------    -----------     --------------
From contract transactions:
   Payments received from contract
     owners                               4,347,775           93,706        5,316      5,257,520        240,703,244
   Payments for contract benefits
     or terminations                    (13,434,689)      (3,089,201)    (562,763)    (4,710,464)       (23,366,013)
   Transfers between sub-accounts
     (including fixed account), net       5,406,923         (493,986)    (427,890)     1,583,487        161,842,832
   Contract maintenance charges            (687,614)         (14,921)      (9,202)      (240,475)        (8,258,331)
   Adjustments to net assets
     allocated to contracts in
     payout period                            4,970            1,784           50           (211)               101
                                       ------------      -----------   ----------    -----------     --------------
Increase (decrease) in net assets
  from contract transactions             (4,362,635)      (3,502,618)    (994,489)     1,889,857        370,921,833
                                       ------------      -----------   ----------    -----------     --------------
Increase (decrease) in net assets        (9,109,419)      (1,063,787)    (608,618)     6,514,682        410,271,116
Net assets at beginning of period       125,577,521       26,677,332    4,563,032     47,259,715        509,246,154
                                       ------------      -----------   ----------    -----------     --------------
Net assets at end of period            $116,468,102      $25,613,545   $3,954,414    $53,774,397     $  919,517,270
                                       ============      ===========   ==========    ===========     ==============
Beginning units                          10,118,896          884,704      155,376      2,277,826         47,381,022
Units issued                              1,509,112           18,571        3,789        609,218         40,105,550
Units redeemed                           (1,764,039)        (131,235)     (36,517)      (408,392)        (6,283,673)
                                       ------------      -----------   ----------    -----------     --------------
Ending units                              9,863,969          772,040      122,648      2,478,652         81,202,899
                                       ============      ===========   ==========    ===========     ==============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                      SAST SA        SAST SA
                                                                                      Putnam         Putnam
                                        SAST SA        SAST SA        SAST SA      International  International
                                       PineBridge     PineBridge     PineBridge     Growth and     Growth and
                                       High-Yield     High-Yield     High-Yield       Income         Income
                                     Bond Portfolio Bond Portfolio Bond Portfolio Portfolio Class   Portfolio
                                        Class 1        Class 2        Class 3            1           Class 2
                                     -------------- -------------- -------------- --------------- -------------
For the Year Ended December 31,
  2017
From operations:
   Dividends                          $ 3,630,232    $   690,583    $ 10,512,282    $   432,449    $   69,167
   Mortality and expense risk and
     administrative charges              (631,006)      (126,516)     (1,874,085)      (437,705)      (82,041)
                                      -----------    -----------    ------------    -----------    ----------
   Net investment income (loss)         2,999,226        564,067       8,638,197         (5,256)      (12,874)
   Net realized gain (loss)               281,790        209,853       1,264,823       (342,609)       98,035
   Change in unrealized
     appreciation (depreciation)
     of investments                       (25,261)      (175,941)       (690,494)     6,173,556       964,912
                                      -----------    -----------    ------------    -----------    ----------
Increase (decrease) in net assets
  from operations                       3,255,755        597,979       9,212,526      5,825,691     1,050,073
                                      -----------    -----------    ------------    -----------    ----------
From contract transactions:
   Payments received from contract
     owners                               139,219         53,862       3,807,193        152,526        20,638
   Payments for contract benefits
     or terminations                   (4,752,531)    (1,018,707)    (15,331,836)    (2,964,137)     (666,136)
   Transfers between sub-accounts
     (including fixed account), net    (2,515,492)       503,542      (4,647,696)      (833,583)     (146,368)
   Contract maintenance charges           (16,877)       (17,612)       (561,260)       (15,063)       (9,806)
   Adjustments to net assets
     allocated to contracts in
     payout period                          5,960             36           1,971          1,325           131
                                      -----------    -----------    ------------    -----------    ----------
Increase (decrease) in net assets
  from contract transactions           (7,139,721)      (478,879)    (16,731,628)    (3,658,932)     (801,541)
                                      -----------    -----------    ------------    -----------    ----------
Increase (decrease) in net assets      (3,883,966)       119,100      (7,519,102)     2,166,759       248,532
Net assets at beginning of period      41,900,245      7,707,963     123,879,319     27,246,044     4,912,040
                                      -----------    -----------    ------------    -----------    ----------
Net assets at end of period           $38,016,279    $ 7,827,063    $116,360,217    $29,412,803    $5,160,572
                                      ===========    ===========    ============    ===========    ==========
Beginning units                         1,377,454        261,478       6,690,025      1,845,105       340,179
Units issued                              142,945         34,263       1,191,908         39,879         9,113
Units redeemed                           (363,811)       (48,883)     (2,020,938)      (259,593)      (57,040)
                                      -----------    -----------    ------------    -----------    ----------
Ending units                            1,156,588        246,858       5,860,995      1,625,391       292,252
                                      ===========    ===========    ============    ===========    ==========
For the Year Ended December 31,
  2016
From operations:
   Dividends                          $ 2,695,808    $   549,155    $  7,770,875    $   520,769    $   85,059
   Mortality and expense risk and
     administrative charges              (634,177)      (134,697)     (1,826,200)      (427,842)      (79,396)
                                      -----------    -----------    ------------    -----------    ----------
   Net investment income (loss)         2,061,631        414,458       5,944,675         92,927         5,663
   Net realized gain (loss)              (704,560)       192,372      (2,492,050)    (1,159,206)      (52,326)
   Change in unrealized
     appreciation (depreciation)
     of investments                     5,056,486        679,374      14,459,063        956,890        20,317
                                      -----------    -----------    ------------    -----------    ----------
Increase (decrease) in net assets
  from operations                       6,413,557      1,286,204      17,911,688       (109,389)      (26,346)
                                      -----------    -----------    ------------    -----------    ----------
From contract transactions:
   Payments received from contract
     owners                               289,374         17,767       4,715,624        122,591        17,745
   Payments for contract benefits
     or terminations                   (6,233,150)      (880,927)    (12,888,209)    (2,962,517)     (674,117)
   Transfers between sub-accounts
     (including fixed account), net     1,471,064     (1,328,000)      7,769,645       (472,387)      121,331
   Contract maintenance charges           (19,012)       (18,827)       (684,761)       (17,367)       (9,628)
   Adjustments to net assets
     allocated to contracts in
     payout period                         (8,611)          (226)           (878)        (1,497)           89
                                      -----------    -----------    ------------    -----------    ----------
Increase (decrease) in net assets
  from contract transactions           (4,500,335)    (2,210,213)     (1,088,579)    (3,331,177)     (544,580)
                                      -----------    -----------    ------------    -----------    ----------
Increase (decrease) in net assets       1,913,222       (924,009)     16,823,109     (3,440,566)     (570,926)
Net assets at beginning of period      39,987,023      8,631,972     107,056,210     30,686,610     5,482,966
                                      -----------    -----------    ------------    -----------    ----------
Net assets at end of period           $41,900,245    $ 7,707,963    $123,879,319    $27,246,044    $4,912,040
                                      ===========    ===========    ============    ===========    ==========
Beginning units                         1,530,919        340,698       6,475,263      2,077,122       378,945
Units issued                              439,313          5,271       3,189,710         91,419        22,418
Units redeemed                           (592,778)       (84,491)     (2,974,948)      (323,436)      (61,184)
                                      -----------    -----------    ------------    -----------    ----------
Ending units                            1,377,454        261,478       6,690,025      1,845,105       340,179
                                      ===========    ===========    ============    ===========    ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                         SAST SA
                                         SAST SA                                                        Schroders
                                          Putnam                           SAST SA                         VCP
                                      International       SAST SA       Pyramis Real       SAST SA        Global
                                        Growth and      Pyramis Real       Estate        Pyramis Real   Allocation
                                     Income Portfolio Estate Portfolio Portfolio Class Estate Portfolio Portfolio
                                         Class 3          Class 1             2            Class 3       Class 1
                                     ---------------- ---------------- --------------- ---------------- ----------
For the Year Ended December 31,
  2017
From operations:
   Dividends                           $  1,419,577     $   688,606      $   153,001     $  4,847,772    $     --
   Mortality and expense risk and
     administrative charges              (1,874,697)       (381,556)         (94,242)      (2,880,545)        (25)
                                       ------------     -----------      -----------     ------------    --------
   Net investment income (loss)            (455,120)        307,050           58,759        1,967,227         (25)
   Net realized gain (loss)               4,251,555       1,360,903          418,441        5,283,185          --
   Capital gain distribution from
     mutual funds                                --       3,217,842          763,905       24,933,808          --
   Change in unrealized
     appreciation (depreciation)
     of investments                      19,886,503      (3,937,446)      (1,020,346)     (25,689,659)        483
                                       ------------     -----------      -----------     ------------    --------
Increase (decrease) in net assets
  from operations                        23,682,938         948,349          220,759        6,494,561         458
                                       ------------     -----------      -----------     ------------    --------
From contract transactions:
   Payments received from contract
     owners                                 652,241         124,111            3,009        1,444,613     164,750
   Payments for contract benefits
     or terminations                    (16,426,363)     (3,166,629)      (1,174,783)     (22,509,911)         --
   Transfers between sub-accounts
     (including fixed account), net      (7,011,436)       (785,041)         (90,096)       9,248,530         (13)
   Contract maintenance charges            (792,077)        (10,648)          (9,750)      (1,227,527)         --
   Adjustments to net assets
     allocated to contracts in
     payout period                           (2,750)           (195)            (757)          (3,445)         --
                                       ------------     -----------      -----------     ------------    --------
Increase (decrease) in net assets
  from contract transactions            (23,580,385)     (3,838,402)      (1,272,377)     (13,047,740)    164,737
                                       ------------     -----------      -----------     ------------    --------
Increase (decrease) in net assets           102,553      (2,890,053)      (1,051,618)      (6,553,179)    165,195
Net assets at beginning of period       115,663,859      26,542,108        6,550,251      189,467,738          --
                                       ------------     -----------      -----------     ------------    --------
Net assets at end of period            $115,766,412     $23,652,055      $ 5,498,633     $182,914,559    $165,195
                                       ============     ===========      ===========     ============    ========
Beginning units                           9,026,207         734,690          186,950       10,107,470          --
Units issued                                349,723          19,153            8,068        1,172,813      14,828
Units redeemed                           (1,949,206)       (123,139)         (43,474)      (1,779,194)         (2)
                                       ------------     -----------      -----------     ------------    --------
Ending units                              7,426,724         630,704          151,544        9,501,089      14,826
                                       ============     ===========      ===========     ============    ========
For the Year Ended December 31,
  2016
From operations:
   Dividends                           $  1,880,030     $   632,031      $   152,370     $  3,731,396    $     --
   Mortality and expense risk and
     administrative charges              (1,875,226)       (420,166)        (110,359)      (2,960,105)         --
                                       ------------     -----------      -----------     ------------    --------
   Net investment income (loss)               4,804         211,865           42,011          771,291          --
   Net realized gain (loss)                 303,404       1,704,056          490,203       13,027,261          --
   Capital gain distribution from
     mutual funds                                --       1,345,207          348,503        9,067,829          --
   Change in unrealized
     appreciation (depreciation)
     of investments                        (933,180)     (1,413,572)        (423,542)      (9,996,755)         --
                                       ------------     -----------      -----------     ------------    --------
Increase (decrease) in net assets
  from operations                          (624,972)      1,847,556          457,175       12,869,626          --
                                       ------------     -----------      -----------     ------------    --------
From contract transactions:
   Payments received from contract
     owners                                 658,843          24,641            5,502        2,150,968          --
   Payments for contract benefits
     or terminations                    (14,015,746)     (3,270,674)        (678,535)     (18,438,342)         --
   Transfers between sub-accounts
     (including fixed account), net       3,900,676        (685,041)        (352,897)      (4,154,549)         --
   Contract maintenance charges            (865,860)        (13,718)         (12,626)      (1,531,004)         --
   Adjustments to net assets
     allocated to contracts in
     payout period                            3,146           1,952              171            5,480          --
                                       ------------     -----------      -----------     ------------    --------
Increase (decrease) in net assets
  from contract transactions            (10,318,941)     (3,942,840)      (1,038,385)     (21,967,447)         --
                                       ------------     -----------      -----------     ------------    --------
Increase (decrease) in net assets       (10,943,913)     (2,095,284)        (581,210)      (9,097,821)         --
Net assets at beginning of period       126,607,772      28,637,392        7,131,461      198,565,559          --
                                       ------------     -----------      -----------     ------------    --------
Net assets at end of period            $115,663,859     $26,542,108      $ 6,550,251     $189,467,738    $     --
                                       ============     ===========      ===========     ============    ========
Beginning units                           9,819,168         847,955          217,424       11,096,011          --
Units issued                                878,842          45,621           13,854        1,266,102          --
Units redeemed                           (1,671,803)       (158,886)         (44,328)      (2,254,643)         --
                                       ------------     -----------      -----------     ------------    --------
Ending units                              9,026,207         734,690          186,950       10,107,470          --
                                       ============     ===========      ===========     ============    ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 SAST SA T.
                                                                 Rowe Price                     SAST SA
                                          SAST SA       SAST SA    Asset                          VCP
                                      Schroder's VCP   Small Cap Allocation     SAST SA T.      Dynamic
                                          Global         Index     Growth     Rowe Price VCP   Allocation
                                        Allocation     Portfolio Portfolio       Balanced      Portfolio
                                     Portfolio Class 3  Class 3   Class 3    Portfolio Class 3  Class 1
                                     ----------------- --------- ----------  ----------------- ----------
For the Year Ended December 31,
  2017
From operations:
   Dividends                           $         --    $    287  $   10,742    $    247,889     $   372
   Mortality and expense risk and
     administrative charges              (6,262,095)        (74)     (4,664)    (10,084,885)        (53)
                                       ------------    --------  ----------    ------------     -------
   Net investment income (loss)          (6,262,095)        213       6,078      (9,836,996)        319
   Net realized gain (loss)               1,693,410           7         528       3,980,363           5
   Capital gain distribution from
     mutual funds                         5,459,781         437         945       2,785,349         657
   Change in unrealized
     appreciation (depreciation)
     of investments                      49,109,566        (236)     36,552     117,478,289       1,068
                                       ------------    --------  ----------    ------------     -------
Increase (decrease) in net assets
  from operations                        50,000,662         421      44,103     114,407,005       2,049
                                       ------------    --------  ----------    ------------     -------
From contract transactions:
   Payments received from contract
     owners                              86,235,211     110,567   4,907,566     198,811,749      31,504
   Payments for contract benefits
     or terminations                    (17,683,428)       (153)     (7,889)    (29,853,792)         --
   Transfers between sub-accounts
     (including fixed account), net      90,070,386      15,083     420,112     176,900,389         (12)
   Contract maintenance charges          (4,572,782)         --        (163)     (7,354,105)        (87)
   Adjustments to net assets
     allocated to contracts in
     payout period                               --          --          --               9          --
                                       ------------    --------  ----------    ------------     -------
Increase (decrease) in net assets
  from contract transactions            154,049,387     125,497   5,319,626     338,504,250      31,405
                                       ------------    --------  ----------    ------------     -------
Increase (decrease) in net assets       204,050,049     125,918   5,363,729     452,911,255      33,454
Net assets at beginning of period       328,834,258          --          --     486,206,622          --
                                       ------------    --------  ----------    ------------     -------
Net assets at end of period            $532,884,307    $125,918  $5,363,729    $939,117,877     $33,454
                                       ============    ========  ==========    ============     =======
Beginning units                          30,345,467          --          --      46,652,003          --
Units issued                             17,596,742      12,420     532,978      35,167,581       2,879
Units redeemed                           (3,859,017)        (15)    (11,637)     (6,160,295)        (14)
                                       ------------    --------  ----------    ------------     -------
Ending units                             44,083,192      12,405     521,341      75,659,289       2,865
                                       ============    ========  ==========    ============     =======
For the Year Ended December 31,
  2016
From operations:
   Dividends                           $         --    $     --  $       --    $  1,643,448     $    --
   Mortality and expense risk and
     administrative charges              (1,944,731)         --          --      (2,984,476)         --
                                       ------------    --------  ----------    ------------     -------
   Net investment income (loss)          (1,944,731)         --          --      (1,341,028)         --
   Net realized gain (loss)                 107,151          --          --      (7,361,537)         --
   Capital gain distribution from
     mutual funds                         4,400,683          --          --              --          --
   Change in unrealized
     appreciation (depreciation)
     of investments                       4,537,246          --          --       7,446,839          --
                                       ------------    --------  ----------    ------------     -------
Increase (decrease) in net assets
  from operations                         7,100,349          --          --      (1,255,726)         --
                                       ------------    --------  ----------    ------------     -------
From contract transactions:
   Payments received from contract
     owners                             160,757,964          --          --     263,596,313          --
   Payments for contract benefits
     or terminations                     (4,453,370)         --          --      (6,264,496)         --
   Transfers between sub-accounts
     (including fixed account), net     166,930,982          --          --     232,402,383          --
   Contract maintenance charges          (1,501,667)         --          --      (2,271,859)         --
   Adjustments to net assets
     allocated to contracts in
     payout period                               --          --          --               7          --
                                       ------------    --------  ----------    ------------     -------
Increase (decrease) in net assets
  from contract transactions            321,733,909          --          --     487,462,348          --
                                       ------------    --------  ----------    ------------     -------
Increase (decrease) in net assets       328,834,258          --          --     486,206,622          --
                                       ------------    --------  ----------    ------------     -------
Net assets at end of period            $328,834,258    $     --  $       --    $486,206,622     $    --
                                       ============    ========  ==========    ============     =======
Units issued                             31,740,512          --          --      48,484,219          --
Units redeemed                           (1,395,045)         --          --      (1,832,216)         --
                                       ------------    --------  ----------    ------------     -------
Ending units                             30,345,467          --          --      46,652,003          --
                                       ============    ========  ==========    ============     =======

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                        SAST SA                                    SAST SA
                                                          VCP                       SAST SA       WellsCap
                                        SAST SA VCP     Dynamic                    VCP Index     Aggressive
                                          Dynamic      Strategy     SAST SA VCP    Allocation      Growth
                                        Allocation     Portfolio Dynamic Strategy  Portfolio   Portfolio Class
                                     Portfolio Class 3  Class 1  Portfolio Class 3  Class 3           1
                                     ----------------- --------- ----------------- ----------  ---------------
For the Year Ended December 31,
  2017
   From operations:
   Dividends                          $   98,796,106    $   362   $   61,371,304   $   28,504    $        --
   Mortality and expense risk and
     administrative charges             (129,281,251)       (53)     (82,269,904)     (12,267)      (350,873)
                                      --------------    -------   --------------   ----------    -----------
   Net investment income (loss)          (30,485,145)       309      (20,898,600)      16,237       (350,873)
   Net realized gain (loss)              190,781,582          4       80,454,067        2,272      1,391,164
   Capital gain distribution from
     mutual funds                        187,574,170        640      116,814,074       12,061             --
   Change in unrealized
     appreciation (depreciation)
     of investments                    1,152,376,036      1,067      707,632,210      134,009      4,560,083
                                      --------------    -------   --------------   ----------    -----------
Increase (decrease) in net assets
  from operations                      1,500,246,643      2,020      884,001,751      164,579      5,600,374
                                      --------------    -------   --------------   ----------    -----------
From contract transactions:
   Payments received from contract
     owners                              207,628,369     31,507      125,162,699    3,765,756        128,064
   Payments for contract benefits
     or terminations                    (552,637,283)        --     (311,911,049)     (93,437)    (2,141,240)
   Transfers between sub-accounts
     (including fixed account), net     (199,768,973)        15     (119,189,457)   6,029,647       (466,788)
   Contract maintenance charges          (83,753,469)       (87)     (53,647,824)      (7,024)       (16,971)
   Adjustments to net assets
     allocated to contracts in
     payout period                           (31,561)        --          (41,124)          --          7,288
                                      --------------    -------   --------------   ----------    -----------
Increase (decrease) in net assets
  from contract transactions            (628,562,917)    31,435     (359,626,755)   9,694,942     (2,489,647)
                                      --------------    -------   --------------   ----------    -----------
Increase (decrease) in net assets        871,683,726     33,455      524,374,996    9,859,521      3,110,727
Net assets at beginning of period      8,545,058,556         --    5,489,904,131           --     21,284,060
                                      --------------    -------   --------------   ----------    -----------
Net assets at end of period           $9,416,742,282    $33,455   $6,014,279,127   $9,859,521    $24,394,787
                                      ==============    =======   ==============   ==========    ===========
Beginning units                          710,379,450         --      457,797,898           --      1,011,488
Units issued                              34,158,163      2,907       21,367,988      960,965         36,360
Units redeemed                           (82,677,079)       (11)     (49,411,594)     (12,120)      (139,224)
                                      --------------    -------   --------------   ----------    -----------
Ending units                             661,860,534      2,896      429,754,292      948,845        908,624
                                      ==============    =======   ==============   ==========    ===========
For the Year Ended December 31,
  2016
From operations:
   Dividends                          $  125,794,037    $    --   $   77,465,192   $       --    $        --
   Mortality and expense risk and
     administrative charges             (125,080,190)        --      (79,124,160)          --       (326,745)
                                      --------------    -------   --------------   ----------    -----------
   Net investment income (loss)              713,847         --       (1,658,968)          --       (326,745)
   Net realized gain (loss)              104,429,616         --       45,869,083           --        910,129
   Change in unrealized
     appreciation (depreciation)
     of investments                      154,469,405         --      155,518,823           --        565,093
                                      --------------    -------   --------------   ----------    -----------
Increase (decrease) in net assets
  from operations                        259,612,868         --      199,728,938           --      1,148,477
                                      --------------    -------   --------------   ----------    -----------
From contract transactions:
   Payments received from contract
     owners                              419,358,119         --      269,941,509           --         97,510
   Payments for contract benefits
     or terminations                    (414,011,593)        --     (226,307,177)          --     (1,983,644)
   Transfers between sub-accounts
     (including fixed account), net     (251,666,495)        --     (136,995,068)          --       (864,798)
   Contract maintenance charges         (108,130,119)        --      (68,952,328)          --        (19,489)
   Adjustments to net assets
     allocated to contracts in
     payout period                             4,295         --            1,250           --          2,033
                                      --------------    -------   --------------   ----------    -----------
Increase (decrease) in net assets
  from contract transactions            (354,445,793)        --     (162,311,814)          --     (2,768,388)
                                      --------------    -------   --------------   ----------    -----------
Increase (decrease) in net assets        (94,832,925)        --       37,417,124           --     (1,619,911)
Net assets at beginning of period      8,639,891,481         --    5,452,487,007           --     22,903,971
                                      --------------    -------   --------------   ----------    -----------
Net assets at end of period           $8,545,058,556    $    --   $5,489,904,131   $       --    $21,284,060
                                      ==============    =======   ==============   ==========    ===========
Beginning units                          740,201,876         --      471,375,112           --      1,149,746
Units issued                              68,821,814         --       47,836,989           --         33,038
Units redeemed                           (98,644,240)        --      (61,414,203)          --       (171,296)
                                      --------------    -------   --------------   ----------    -----------
Ending units                             710,379,450         --      457,797,898           --      1,011,488
                                      ==============    =======   ==============   ==========    ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                      SAST SA      SAST SA      SAST SA      SAST SA      SAST SA
                                      WellsCap     WellsCap    WellsCap     WellsCap     WellsCap
                                     Aggressive   Aggressive  Fundamental  Fundamental  Fundamental
                                       Growth       Growth      Growth       Growth       Growth
                                     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                      Class 2      Class 3      Class 1      Class 2      Class 3
                                     ----------  -----------  -----------  ----------- ------------
For the Year Ended December 31,
  2017
From operations:
   Dividends                         $       --  $        --  $    98,839  $    2,889  $     13,016
   Mortality and expense risk and
     administrative charges             (46,884)    (364,070)    (571,775)    (36,851)     (962,378)
                                     ----------  -----------  -----------  ----------  ------------
   Net investment income (loss)         (46,884)    (364,070)    (472,936)    (33,962)     (949,362)
   Net realized gain (loss)             332,443    1,816,659    1,098,722     167,947     6,370,588
   Capital gain distribution from
     mutual funds                            --           --    1,902,083     119,180     3,033,118
   Change in unrealized
     appreciation (depreciation)
     of investments                     430,878    4,299,899    8,265,191     400,382     8,873,804
                                     ----------  -----------  -----------  ----------  ------------
Increase (decrease) in net assets
  from operations                       716,437    5,752,488   10,793,060     653,547    17,328,148
                                     ----------  -----------  -----------  ----------  ------------
From contract transactions:
   Payments received from contract
     owners                               8,780      678,275      241,037       6,314       358,947
   Payments for contract benefits
     or terminations                   (196,208)  (2,570,594)  (3,682,327)   (262,498)   (7,793,892)
   Transfers between sub-accounts
     (including fixed account), net    (384,235)    (740,376)  (1,246,633)    (75,716)   (7,731,329)
   Contract maintenance charges          (6,466)    (129,716)     (24,930)     (2,935)     (424,762)
   Adjustments to net assets
     allocated to contracts in
     payout period                           --           (6)       2,666          --        (4,223)
                                     ----------  -----------  -----------  ----------  ------------
Increase (decrease) in net assets
  from contract transactions           (578,129)  (2,762,417)  (4,710,187)   (334,835)  (15,595,259)
                                     ----------  -----------  -----------  ----------  ------------
Increase (decrease) in net assets       138,308    2,990,071    6,082,873     318,712     1,732,889
Net assets at beginning of period     2,855,195   22,338,490   34,108,850   2,075,980    57,784,114
                                     ----------  -----------  -----------  ----------  ------------
Net assets at end of period          $2,993,503  $25,328,561  $40,191,723  $2,394,692  $ 59,517,003
                                     ==========  ===========  ===========  ==========  ============
Beginning units                         140,110    1,487,003    1,246,553      78,475     2,526,417
Units issued                              1,523      212,031       27,853       1,245       124,574
Units redeemed                          (26,463)    (363,554)    (175,125)    (11,809)     (670,708)
                                     ----------  -----------  -----------  ----------  ------------
Ending units                            115,170    1,335,480    1,099,281      67,911     1,980,283
                                     ==========  ===========  ===========  ==========  ============
For the Year Ended December 31,
  2016
From operations:
   Mortality and expense risk and
     administrative charges          $  (45,160) $  (341,462) $  (546,692) $  (34,915) $   (923,756)
                                     ----------  -----------  -----------  ----------  ------------
   Net investment income (loss)         (45,160)    (341,462)    (546,692)    (34,915)     (923,756)
   Net realized gain (loss)             176,485    1,236,112      443,466     107,707     2,457,241
   Capital gain distribution from
     mutual funds                            --           --    3,110,289     194,548     5,232,420
   Change in unrealized
     appreciation (depreciation)
     of investments                      16,700      141,102   (3,244,685)   (287,165)   (7,338,150)
                                     ----------  -----------  -----------  ----------  ------------
Increase (decrease) in net assets
  from operations                       148,025    1,035,752     (237,622)    (19,825)     (572,245)
                                     ----------  -----------  -----------  ----------  ------------
From contract transactions:
   Payments received from contract
     owners                              18,286      516,203      126,419       2,522       768,982
   Payments for contract benefits
     or terminations                   (225,418)  (2,416,137)  (3,666,395)   (127,721)   (5,855,693)
   Transfers between sub-accounts
     (including fixed account), net    (164,097)    (741,384)  (1,010,002)   (127,609)    2,247,746
   Contract maintenance charges          (6,654)    (161,121)     (28,596)     (3,085)     (445,503)
   Adjustments to net assets
     allocated to contracts in
     payout period                           --           (1)       1,770          --         4,579
                                     ----------  -----------  -----------  ----------  ------------
Increase (decrease) in net assets
  from contract transactions           (377,883)  (2,802,440)  (4,576,804)   (255,893)   (3,279,889)
                                     ----------  -----------  -----------  ----------  ------------
Increase (decrease) in net assets      (229,858)  (1,766,688)  (4,814,426)   (275,718)   (3,852,134)
Net assets at beginning of period     3,085,053   24,105,178   38,923,276   2,351,698    61,636,248
                                     ----------  -----------  -----------  ----------  ------------
Net assets at end of period          $2,855,195  $22,338,490  $34,108,850  $2,075,980  $ 57,784,114
                                     ==========  ===========  ===========  ==========  ============
Beginning units                         159,660    1,678,891    1,415,118      88,179     2,639,948
Units issued                              2,836      197,310       13,641       1,379       260,313
Units redeemed                          (22,386)    (389,198)    (182,206)    (11,083)     (373,844)
                                     ----------  -----------  -----------  ----------  ------------
Ending units                            140,110    1,487,003    1,246,553      78,475     2,526,417
                                     ==========  ===========  ===========  ==========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                       VALIC
                                     Company I     VALIC
                                      Global     Company I     VALIC       VALIC       VALIC
                                      Social   International Company I   Company I   Company I
                                     Awareness   Equities     Mid Cap    Nasdaq-100  Small Cap
                                       Fund     Index Fund   Index Fund  Index Fund  Index Fund
                                     --------- ------------- ----------  ----------  ----------
For the Year Ended December 31,
  2017
From operations:
   Dividends                         $  7,813   $   90,363   $   30,519  $   13,587  $   22,167
   Mortality and expense risk and
     administrative charges            (9,017)     (46,931)     (36,247)    (25,444)    (30,939)
                                     --------   ----------   ----------  ----------  ----------
   Net investment income (loss)        (1,204)      43,432       (5,728)    (11,857)     (8,772)
   Net realized gain (loss)             2,223        2,408        1,371      45,603       5,329
   Capital gain distribution from
     mutual funds                          --           --      208,988      84,786     105,789
   Change in unrealized
     appreciation (depreciation)
     of investments                   137,651      758,835      230,696     434,275     230,758
                                     --------   ----------   ----------  ----------  ----------
Increase (decrease) in net assets
  from operations                     138,670      804,675      435,327     552,807     333,104
                                     --------   ----------   ----------  ----------  ----------
From contract transactions:
   Payments received from contract
     owners                           657,900      682,716      677,654     208,781     640,972
   Payments for contract benefits
     or terminations                       --      (34,056)     (40,067)    (89,042)    (26,280)
   Transfers between sub-accounts
     (including fixed account), net    (8,230)     111,028      205,603     102,366     194,832
   Contract maintenance charges           (10)        (157)        (149)       (173)       (151)
                                     --------   ----------   ----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions          649,660      759,531      843,041     221,932     809,373
                                     --------   ----------   ----------  ----------  ----------
Increase (decrease) in net assets     788,330    1,564,206    1,278,368     774,739   1,142,477
Net assets at beginning of period     191,485    3,163,139    2,501,860   1,697,570   2,012,851
                                     --------   ----------   ----------  ----------  ----------
Net assets at end of period          $979,815   $4,727,345   $3,780,228  $2,472,309  $3,155,328
                                     ========   ==========   ==========  ==========  ==========
Beginning units                        18,561      337,899      209,458     145,709     169,200
Units issued                           58,505       86,169       78,834      39,041      75,750
Units redeemed                           (676)     (13,127)     (12,328)    (23,010)    (10,742)
                                     --------   ----------   ----------  ----------  ----------
Ending units                           76,390      410,941      275,964     161,740     234,208
                                     ========   ==========   ==========  ==========  ==========
For the Year Ended December 31,
  2016
From operations:
   Dividends                         $    596   $   55,726   $   20,614  $    6,401  $   20,819
   Mortality and expense risk and
     administrative charges            (1,823)     (27,628)     (22,978)    (14,880)    (21,271)
                                     --------   ----------   ----------  ----------  ----------
   Net investment income (loss)        (1,227)      28,098       (2,364)     (8,479)       (452)
   Net realized gain (loss)               170      (13,910)     (27,953)      1,772     (47,252)
   Capital gain distribution from
     mutual funds                          --           --      157,290      39,345     119,317
   Change in unrealized
     appreciation (depreciation)
     of investments                    13,545       21,668      226,130      60,227     257,187
                                     --------   ----------   ----------  ----------  ----------
Increase (decrease) in net assets
  from operations                      12,488       35,856      353,103      92,865     328,800
                                     --------   ----------   ----------  ----------  ----------
From contract transactions:
   Payments received from contract
     owners                             3,150      538,112      661,041     548,694     316,226
   Payments for contract benefits
     or terminations                       --      (42,718)    (152,546)    (19,001)   (149,271)
   Transfers between sub-accounts
     (including fixed account), net   175,847    1,021,021      105,175     139,189     (84,376)
   Contract maintenance charges            --         (146)        (182)       (138)       (167)
                                     --------   ----------   ----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions          178,997    1,516,269      613,488     668,744      82,412
                                     --------   ----------   ----------  ----------  ----------
Increase (decrease) in net assets     191,485    1,552,125      966,591     761,609     411,212
Net assets at beginning of period          --    1,611,014    1,535,269     935,961   1,601,639
                                     --------   ----------   ----------  ----------  ----------
Net assets at end of period          $191,485   $3,163,139   $2,501,860  $1,697,570  $2,012,851
                                     --------   ----------   ----------  ----------  ----------
Beginning units                            --      172,038      153,265      84,914     161,506
Units issued                           18,656      174,895       82,209      66,822      46,861
Units redeemed                            (95)      (9,034)     (26,016)     (6,027)    (39,167)
                                     ========   ==========   ==========  ==========  ==========
Ending units                           18,561      337,899      209,458     145,709     169,200
                                     ========   ==========   ==========  ==========  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                        VALIC
                                                                      Company I
                                                                     Stock Index
                                                                        Fund
                                                                     -----------
For the Year Ended December 31, 2017
From operations:
   Dividends                                                         $   143,407
   Mortality and expense risk and administrative charges                (119,967)
                                                                     -----------
   Net investment income (loss)                                           23,440
   Net realized gain (loss)                                               83,385
   Capital gain distribution from mutual funds                           420,659
   Change in unrealized appreciation (depreciation) of investments     1,358,914
                                                                     -----------
Increase (decrease) in net assets from operations                      1,886,398
                                                                     -----------
From contract transactions:
   Payments received from contract owners                              2,045,841
   Payments for contract benefits or terminations                     (1,381,322)
   Transfers between sub-accounts (including fixed account), net          18,169
   Contract maintenance charges                                             (366)
                                                                     -----------
Increase (decrease) in net assets from contract transactions             682,322
                                                                     -----------
Increase (decrease) in net assets                                      2,568,720
Net assets at beginning of period                                      8,712,957
                                                                     -----------
Net assets at end of period                                          $11,281,677
                                                                     ===========
Beginning units                                                          762,475
Units issued                                                             319,897
Units redeemed                                                          (259,709)
                                                                     -----------
Ending units                                                             822,663
                                                                     ===========
For the Year Ended December 31, 2016
From operations:
   Dividends                                                         $   152,900
   Mortality and expense risk and administrative charges                 (80,037)
                                                                     -----------
   Net investment income (loss)                                           72,863
   Net realized gain (loss)                                              (25,710)
   Capital gain distribution from mutual funds                           447,175
   Change in unrealized appreciation (depreciation) of investments       259,227
                                                                     -----------
Increase (decrease) in net assets from operations                        753,555
                                                                     -----------
From contract transactions:
   Payments received from contract owners                              1,363,499
   Payments for contract benefits or terminations                        (86,044)
   Transfers between sub-accounts (including fixed account), net       1,034,978
   Contract maintenance charges                                             (310)
                                                                     -----------
Increase (decrease) in net assets from contract transactions           2,312,123
                                                                     -----------
Increase (decrease) in net assets                                      3,065,678
Net assets at beginning of period                                      5,647,279
                                                                     -----------
Net assets at end of period                                          $ 8,712,957
                                                                     ===========
Beginning units                                                          546,045
Units issued                                                             246,921
Units redeemed                                                           (30,491)
                                                                     -----------
Ending units                                                             762,475
                                                                     ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. Organization

Variable Separate Account (the Separate Account) is a segregated investment account established by American General Life Insurance Company (the Company) to receive and invest premium payments from variable annuity contracts issued by the Company. The Company is a wholly owned subsidiary of AGC Life Insurance Company, an indirect, wholly owned subsidiary of American International Group, Inc. (AIG).

The Separate Account includes the following variable annuity products:

 American Pathway II                    Polaris II
 Polaris                                Polaris II Platinum Series
 Polaris Advantage                      Polaris Platinum
 Polaris Advantage II                   Polaris Platinum II
 Polaris Advisor                        Polaris Platinum III
 Polaris Advisor III                    Polaris Preferred Solution
 Polaris America                        Polaris Protector
 Polaris Choice                         Polaris Retirement Protector
 Polaris Choice II                      Polaris Select Investor
 Polaris Choice III                     WM Diversified Strategies
 Polaris Choice IV                      WM Diversified Strategies III

The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of the Separate Account is AIG Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of these contracts.

Principal Funds Distributor, Inc. distributes WM Diversified Strategies and WM Diversified Strategies III contracts. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as open-ended management investment companies. The names in bold in the table below are the diversified, open-ended management investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2017 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods to reflect a full twelve month period, except as noted below.

American Fund Insurance Series
(American Funds)
American Funds Asset Allocation Fund                    American Funds Growth-Income Fund
Class 2                                                 Class 3
American Funds Asset Allocation Fund                    American Funds High-Income Bond Fund
Class 3                                                 Class 3
American Funds Global Growth Fund                       American Funds Insurance Series Capital Income Builder
Class 2                                                 Class 4
American Funds Growth Fund Class 2                      American Funds International Fund
                                                        Class 3
American Funds Growth Fund Class 3                      American Funds U.S. Government AAA-Rated Securities Fund
                                                        Class 3
American Funds Growth-Income Fund                       American Funds Ultra-Short Bond Fund
Class 2                                                 Class 3

Anchor Series Trust (AST)/(a)/
AST SA BlackRock Multi-Asset Income                     AST SA Wellington Government and Quality Bond Portfolio
Portfolio Class 1/(bp)/                                 Class 2/(d)/
AST SA BlackRock Multi-Asset Income                     AST SA Wellington Government and Quality Bond Portfolio
Portfolio Class 3                                       Class 3/(d)/
AST SA Edge Asset Allocation                            AST SA Wellington Growth Portfolio
Portfolio Class 1/(b)/                                  Class 1/(e)/
AST SA Edge Asset Allocation                            AST SA Wellington Growth Portfolio
Portfolio Class 2/(b)/                                  Class 2/(e)/
AST SA Edge Asset Allocation                            AST SA Wellington Growth Portfolio
Portfolio Class 3/(b)/                                  Class 3/(f)/
AST SA Wellington Capital                               AST SA Wellington Multi-Asset Income
Appreciation Portfolio Class 1/(c)/                     Portfolio Class 3/(f)/
AST SA Wellington Capital                               AST SA Wellington Natural Resources
Appreciation Portfolio Class 2/(c)/                     Portfolio Class 1/(g)/
AST SA Wellington Capital                               AST SA Wellington Natural Resources
Appreciation Portfolio Class 3/(c)/                     Portfolio Class 2/(g)/
AST SA Wellington Government and Quality Bond Portfolio AST SA Wellington Natural Resources
Class 1/(d)/                                            Portfolio Class 3/(g)/

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


 BlackRock Variable Series Funds
 (BlackRock)
 BlackRock Global Allocation V.I. Fund  BlackRock iShares Dynamic Fixed
 Class III                              Income V.I. Fund Class III
 BlackRock iShares Alternative          BlackRock iShares Equity Appreciation
 Strategies V.I. Fund Class III         V.I. Fund Class III
 BlackRock iShares Dynamic Allocation
 V.I. Fund Class III

 Columbia Funds Variable Insurance
 Trust I (Columbia VP)
 Columbia VP Asset Allocation Fund      Columbia VP Limited Duration Credit
 Class 1                                Fund Class 2
 Columbia VP Dividend Opportunity Fund  Columbia VP Loomis Sayles Growth Fund
 Class 1                                Class 1/(bq)/
 Columbia VP Emerging Markets Bond      Columbia VP Mid Cap Growth
 Fund Class 2                           Opportunity Fund Class 1
 Columbia VP Income Opportunities Fund  Columbia VP Select International
 Class 1                                Equity Class 2
 Columbia VP Large Cap Growth Fund      Columbia VP Small Company Growth Fund
 Class 1/(bq)/                          Class 1

 Franklin Templeton Variable Insurance
 Products Trust (FTVIP)
 FTVIP Franklin Founding Funds          FTVIP Franklin Strategic Income VIP
 Allocation VIP Fund Class 2            Fund Class 2
 FTVIP Franklin Income VIP Fund Class 2

 Goldman Sachs Variable Insurance
 Trust (Goldman Sachs VIT)
 Goldman Sachs VIT Global Trends        Goldman Sachs VIT Multi-Strategy
 Allocation Fund Service Class          Alternatives Portfolio Advisor Class
 Goldman Sachs VIT Government Money     Goldman Sachs VIT Strategic Income
 Market Fund Institutional Shares/(bj)/ Fund Advisor Class
 Goldman Sachs VIT Government Money
 Market Fund Service Class

 Invesco Variable Insurance Funds
 (Invesco V.I.)
 Invesco V.I. American Franchise Fund
 Series II                              Invesco V.I. Comstock Fund Series II
 Invesco V.I. Balanced-Risk Allocation  Invesco V.I. Growth and Income Fund
 Fund Series II                         Series II

 Ivy Funds Variable Insurance
 Portfolios (Ivy Funds VIP)
 Ivy Funds VIP Asset Strategy Class A

 Lord Abbett Series Fund, Inc. (Lord
 Abbett Fund)
 Lord Abbett Fund Bond Debenture        Lord Abbett Fund Mid Cap Stock
 Portfolio Class VC                     Portfolio Class VC
 Lord Abbett Fund Fundamental Equity    Lord Abbett Fund Short Duration
 Portfolio Class VC                     Portfolio Class VC
 Lord Abbett Fund Growth and Income
 Portfolio Class VC

 Morgan Stanley Variable Insurance
 Fund, Inc./(h)/
 Morgan Stanley VIF Global
 Infrastructure Portfolio II Class II
 Shares/(i)/

 Neuberger Berman Advisers Management
 Trust (Neuberger Berman AMT)
 Neuberger Berman AMT Absolute Return
 Multi-Manager Fund Portfolio S Class

 PIMCO Variable Insurance Trust (PIMCO
 VIT)
 PIMCO VIT All Asset Portfolio Advisor  PIMCO VIT Unconstrained Bond
 Class                                  Portfolio Advisor Class
 PIMCO VIT Emerging Markets Bond
 Portfolio Advisor Class
 Principal Variable Contracts Funds,
 Inc. (PVC)
 PVC Diversified International Account  PVC Real Estate Securities Account
 Class 1                                Class 1
 PVC Diversified International Account  PVC Real Estate Securities Account
 Class 2                                Class 2
 PVC Equity Income Account Class 1      PVC SAM Balanced Portfolio Class 1
 PVC Equity Income Account Class 2      PVC SAM Balanced Portfolio Class 2
 PVC Government & High Quality Bond     PVC SAM Conservative Balanced
 Account Class 1                        Portfolio Class 1
 PVC Government & High Quality Bond     PVC SAM Conservative Balanced
 Account Class 2                        Portfolio Class 2
 PVC Income Account Class 1             PVC SAM Conservative Growth Portfolio
                                        Class 1
 PVC Income Account Class 2             PVC SAM Conservative Growth Portfolio
                                        Class 2
 PVC LargeCap Growth Account Class 1    PVC SAM Flexible Income Portfolio
                                        Class 1
 PVC LargeCap Growth Account Class 2    PVC SAM Flexible Income Portfolio
                                        Class 2
 PVC Mid Cap Blend Acct Class 1         PVC SAM Strategic Growth Portfolio
                                        Class 1
 PVC Mid Cap Blend Acct Class 2         PVC SAM Strategic Growth Portfolio
                                        Class 2
 PVC Money Market Account Class 1/(j)/ PVC Short-Term Income Account Class 1 PVC Money Market Account Class 2/(j)/ PVC Short-Term Income Account Class 2 PVC Principal Capital Appreciation
 Account Class 1                        PVC Small Cap Blend Account Class 1
 PVC Principal Capital Appreciation
 Account Class 2

 Seasons Series Trust (SST)/(a)/
 SST SA Allocation Balanced Portfolio   SST SA Mult-Managed Large Cap Value
 Class 3/(k)/                           Portfolio Class 3/(s)/
 SST SA Allocation Growth Portfolio     SST SA Mult-Managed Mid Cap Growth
 Class 3/(l)/                           Portfolio Class 3/(t)/
 SST SA Allocation Moderate Growth      SST SA Wellington Real Return
 Portfolio Class 3/(m)/                 Portfolio Class 3/(u)/
 SST SA Allocation Moderate Portfolio   SST SA Columbia Focused Growth
 Class 3/(n)/                           Portfolio Class 3
 SST Asset Allocation Diversified       SST SA Columbia Focused Value
 Growth Portfolio Class 3/(o)/          Portfolio Class 3
 SST SA Mult-Managed Diversified Fixed  SST SA Multi-Managed Mid Cap Value
 Income Portfolio Class 3/(p)/          Portfolio Class 3/(v)/
 SST SA Mult-Managed International      SST SA Multi-Managed Small Cap
 Equity Portfolio Class 3/(q)/          Portfolio Class 3/(w)/
 SST SA Mult-Managed Large Cap Growth   SST SA T. Rowe Price Growth Stock
 Portfolio Class 3/(r)/                 Portfolio Class 3/(x)/
 SST SA Allocation Moderate Class       SST SA Allocation Moderate Growth
 1/(bm)/                                Class 1/(bn)/

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


 SunAmerica Series Trust (SAST)
 SAST Invesco VCP Value Portfolio       SAST SA JPMorgan Global Equities
 Class 3/(y)/                           Portfolio Class 2/(au)/
 SAST SA AB Growth Portfolio Class 1    SAST SA JPMorgan Global Equities
                                        Portfolio Class 3/(au)/
 SAST SA AB Growth Portfolio Class 2    SAST SA JPMorgan MFS Core Bond
                                        Portfolio Class 1
 SAST SA AB Growth Portfolio Class 3    SAST SA JPMorgan MFS Core Bond
                                        Portfolio Class 2
 SAST SA AB Small & Mid Cap Value       SAST SA JPMorgan MFS Core Bond
 Portfolio Class 2/(z)/                 Portfolio Class 3
 SAST SA AB Small & Mid Cap Value       SAST SA JPMorgan Mid-Cap Growth
 Portfolio Class 3/(z)/                 Portfolio Class 1/(av)/
 SAST SA American Funds Asset           SAST SA JPMorgan Mid-Cap Growth
 Allocation Portfolio Class 1/(bl)/     Portfolio Class 2/(av)/
 SAST SA American Funds Asset           SAST SA JPMorgan Mid-Cap Growth
 Allocation Portfolio Class 3/(aa)/     Portfolio Class 3/(av)/
 SAST SA American Funds Global Growth   SAST SA Large Cap Index Portfolio
 Portfolio Class 3/(ab)/                Class 3/(bk)/
 SAST SA American Funds Growth          SAST SA Legg Mason BW Large Cap Value
 Portfolio Class 3/(ac)/                Portfolio Class 1
 SAST SA American Funds Growth-Income   SAST SA Legg Mason BW Large Cap Value
 Portfolio Class 3/(ad)/                Portfolio Class 2
 SAST SA American Funds VCP Managed
 Asset Allocation Portfolio Class       SAST SA Legg Mason BW Large Cap Value
 1/(ae)/                                Portfolio Class 3
 SAST SA American Funds VCP Managed
 Asset Allocation Portfolio Class       SAST SA Legg Mason Tactical
 3/(ae)/                                Opportunities Portfolio Class 1
 SAST SA BlackRock VCP Global Multi     SAST SA Legg Mason Tactical
 Asset Portfolio Class 3/(af)/          Opportunities Portfolio Class 3
 SAST SA Boston Company Capital Growth  SAST SA MFS Blue Chip Growth
 Portfolio Class 1/(ag)/                Portfolio Class 1/(aw)/
 SAST SA Boston Company Capital Growth  SAST SA MFS Blue Chip Growth
 Portfolio Class 2/(ag)/                Portfolio Class 2/(aw)/
 SAST SA Boston Company Capital Growth  SAST SA MFS Blue Chip Growth
 Portfolio Class 3/(ag)/                Portfolio Class 3/(aw)/
 SAST SA Columbia Technology Portfolio  SAST SA MFS Massachusetts Investors
 Class 1/(ah)/                          Trust Portfolio Class 1
 SAST SA Columbia Technology Portfolio  SAST SA MFS Massachusetts Investors
 Class 2/(ah)/                          Trust Portfolio Class 2
 SAST SA Columbia Technology Portfolio  SAST SA MFS Massachusetts Investors
 Class 3/(ah)/                          Trust Portfolio Class 3
 SAST SA DFA Ultra Short Bond           SAST SA MFS Telecom Utility Portfolio
 Portfolio Class 1/(ai)/                Class 1/(ax)/
 SAST SA DFA Ultra Short Bond           SAST SA MFS Telecom Utility Portfolio
 Portfolio Class 2/(ai)/                Class 2/(ax)/
 SAST SA DFA Ultra Short Bond           SAST SA MFS Telecom Utility Portfolio
 Portfolio Class 3/(ai)/                Class 3/(ax)/
 SAST SA Dogs of Wall Street Portfolio  SAST SA MFS Total Return Bond
 Class 1/(aj)/                          Portfolio Class 1
 SAST SA Dogs of Wall Street Portfolio  SAST SA MFS Total Return Bond
 Class 2/(aj)/                          Portfolio Class 2
 SAST SA Dogs of Wall Street Portfolio  SAST SA MFS Total Return Bond
 Class 3/(aj)/                          Portfolio Class 3
 SAST SA Federated Corporate Bond       SAST SA Mid Cap Index Portfolio Class
 Portfolio Class 1/(ak)/                3/(al)/
 SAST SA Federated Corporate Bond       SAST SA Morgan Stanley International
 Portfolio Class 2/(ak)/                Equities Portfolio Class 1/(ay)/
 SAST SA Federated Corporate Bond       SAST SA Morgan Stanley International
 Portfolio Class 3/(ak)/                Equities Portfolio Class 2/(ay)/
 SAST SA Fixed Income Index Portfolio   SAST SA Morgan Stanley International
 Class 3/(al)/                          Equities Portfolio Class 3/(ay)/
 SAST SA Fixed Income Intermediate      SAST SA Oppenheimer Main Street Large
 Index Portfolio Class 3/(am)/          Cap Portfolio Class 1/(az)/
 SAST SA Franklin Foreign Value         SAST SA Oppenheimer Main Street Large
 Portfolio Class 2/(an)/                Cap Portfolio Class 2/(az)/
 SAST SA Franklin Foreign Value         SAST SA Oppenheimer Main Street Large
 Portfolio Class 3/(an)/                Cap Portfolio Class 3/(az)/
 SAST SA Franklin Small Company Value   SAST SA PIMCO VCP Tactical Balanced
 Portfolio Class 3/(ao)/                Portfolio Class 3/(ba)/
 SAST SA Goldman Sachs Global Bond      SAST SA PineBridge High-Yield Bond
 Portfolio Class 1/(ap)/                Portfolio Class 1/(bb)/
 SAST SA Goldman Sachs Global Bond      SAST SA PineBridge High-Yield Bond
 Portfolio Class 2/(ap)/                Portfolio Class 2/(bb)/
 SAST SA Goldman Sachs Global Bond      SAST SA PineBridge High-Yield Bond
 Portfolio Class 3/(ap)/                Portfolio Class 3/(bb)/
 SAST SA Goldman Sachs Multi-Asset      SAST SA Putnam International Growth
 Insights Portfolio Class 3/(am)/       and Income Portfolio Class 1/(bc)/
 SAST SA Index Allocation 60-40         SAST SA Putnam International Growth
 Portfolio Class 1/(al)/                and Income Portfolio Class 2/(bc)/
 SAST SA Index Allocation 60-40         SAST SA Putnam International Growth
 Portfolio Class 3/(al)/                and Income Portfolio Class 3/(bc)/
 SAST SA Index Allocation 80-20         SAST SA Pyramis Real Estate Portfolio
 Portfolio Class 3/(al)/                Class 1/(bd)/
 SAST SA Index Allocation 90-10         SAST SA Pyramis Real Estate Portfolio
 Portfolio Class 1/(al)/                Class 2/(bd)/
 SAST SA Index Allocation 90-10         SAST SA Pyramis Real Estate Portfolio
 Portfolio Class 3/(al)/                Class 3/(bd)/
 SAST SA International Index Portfolio  SAST SA Schroders VCP Global
 Class 3/(al)/                          Allocation Portfolio Class 1/(be)/
 SAST SA Invesco Growth Opportunities   SAST SA Schroder's VCP Global
 Portfolio Class 1/(aq)/                Allocation Portfolio Class 3/(be)/
 SAST SA Invesco Growth Opportunities   SAST SA Small Cap Index Portfolio
 Portfolio Class 2/(aq)/                Class 3/(al)/
 SAST SA Invesco Growth Opportunities   SAST SA T. Rowe Price Asset
 Portfolio Class 3/(aq)/                Allocation Growth Portfolio Class
                                        3/(am)/
 SAST SA Janus Focused Growth           SAST SA T. Rowe Price VCP Balanced
 Portfolio Class 1                      Portfolio Class 3
 SAST SA Janus Focused Growth           SAST SA VCP Dynamic Allocation
 Portfolio Class 2                      Portfolio Class 1/(bf)/
 SAST SA Janus Focused Growth           SAST SA VCP Dynamic Allocation
 Portfolio Class 3                      Portfolio Class 3/(bf)/
 SAST SA JPMorgan Balanced Portfolio    SAST SA VCP Dynamic Strategy
 Class 1/(ar)/                          Portfolio Class 1/(bg)/
 SAST SA JPMorgan Balanced Portfolio    SAST SA VCP Dynamic Strategy
 Class 2/(ar)/                          Portfolio Class 3/(bg)/
 SAST SA JPMorgan Balanced Portfolio    SAST SA VCP Index Allocation
 Class 3/(ar)/                          Portfolio Class 3/(am)/
 SAST SA JPMorgan Emerging Markets      SAST SA WellsCap Aggressive Growth
 Portfolio Class 1/(as)/                Portfolio Class 1/(bh)/
 SAST SA JPMorgan Emerging Markets      SAST SA WellsCap Aggressive Growth
 Portfolio Class 2/(as)/                Portfolio Class 2/(bh)/
 SAST SA JPMorgan Emerging Markets      SAST SA WellsCap Aggressive Growth
 Portfolio Class 3/(as)/                Portfolio Class 3/(bh)/
 SAST SA JPMorgan Equity-Income         SAST SA WellsCap Fundamental Growth
 Portfolio Class 1/(at)/                Portfolio Class 1/(bi)/
 SAST SA JPMorgan Equity-Income         SAST SA WellsCap Fundamental Growth
 Portfolio Class 2/(at)/                Portfolio Class 2/(bi)/
 SAST SA JPMorgan Equity-Income         SAST SA WellsCap Fundamental Growth
 Portfolio Class 3/(at)/                Portfolio Class 3/(bi)/
 SAST SA JPMorgan Global Equities
 Portfolio Class 1/(au)/

 VALIC Company I/(bo)/
 VALIC Company I Global Social
 Awareness Fund                         VALIC Company I Nasdaq-100 Index Fund
 VALIC Company I International
 Equities Index Fund                    VALIC Company I Small Cap Index Fund
 VALIC Company I Mid Cap Index Fund     VALIC Company I Stock Index Fund

(a)These are affiliated investment companies. SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust.
(b)Formerly AST Asset Allocation Portfolio.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


(c) Formerly AST Capital Appreciation Portfolio.
(d) Formerly AST Government and Quality Bond Portfolio.
(e) Formerly AST Growth Portfolio.
(f) Formerly AST Strategic Multi-Asset Portfolio. For the period September 26, 2016 (commencement of operations) to December 31, 2016.
(g) Formerly AST Natural Resources Portfolio.
(h) On May 1, 2017, Universal Institutional Funds, Inc. and its underlying funds were re-branded to Morgan Stanley Variable Insurance Fund, Inc.
(i) Formerly UIF Global Infrastructure Portfolio.
(j) For the period May 2, 2016 (commencement of operations) to Dec. 31, 2016.
(k) Formerly SST Allocation Balanced Portfolio.
(l) Formerly SST Allocation Growth Portfolio.
(m) Formerly SST Allocation Moderate Growth Portfolio.
(n) Formerly SST Allocation Moderate Portfolio.
(o) For the period September 26, 2016 (commencement of operations) to Dec. 31, 2016.
(p) Formerly SST Diversified Fixed Income Portfolio.
(q) Formerly SST International Equity Portfolio.
(r) Formerly SST Large Cap Growth Portfolio.
(s) Formerly SST Large Cap Value Portfolio.
(t) Formerly SST Mid Cap Growth Portfolio.
(u) Formerly SST Real Return Portfolio.
(v) Formerly SST Mid Cap Value Portfolio.
(w) Formerly SST Small Cap Portfolio.
(x) Formerly SST Stock Portfolio.
(y) Formerly SAST VCP Value Portfolio.
(z) Formerly SAST Small & Mid Cap Value Portfolio.
(aa)Formerly SAST American Funds Asset Allocation Portfolio.
(ab)Formerly SAST American Funds Global Growth Portfolio.
(ac)Formerly SAST American Funds Growth Portfolio.
(ad)Formerly SAST American Funds Growth-Income Portfolio.
(ae)Formerly SAST VCP Managed Asset Allocation SAST Portfolio.
(af)Formerly SAST BlackRock VCP Global Multi-Asset Portfolio. For the period January 25, 2016 (commencement of operations) to December 31, 2016.
(ag)Formerly SAST Capital Growth Portfolio.
(ah)Formerly SAST Technology Portfolio.
(ai)Formerly SAST Ultra Short Bond Portfolio.
(aj)Formerly SAST Dogs of Wall Street Portfolio.
(ak)Formerly SAST Corporate Bond Portfolio.
(al)For the period February 3, 2017 (commencement of operations) to December 31, 2017.
(am)For the period October 9, 2017 (commencement of operations) to December 31, 2017.
(an)Formerly SAST Foreign Value Portfolio.
(ao)Formerly SAST Small Company Value Portfolio.
(ap)Formerly SAST Global Bond Portfolio.
(aq)Formerly SAST Growth Opportunities Portfolio.
(ar)Formerly SAST Balanced Portfolio.
(as)Formerly SAST Emerging Markets Portfolio.
(at)Formerly SAST Growth-Income Portfolio.
(au)Formerly SAST Global Equities Portfolio.
(av)Formerly SAST Mid-Cap Growth Portfolio.
(aw)Formerly SAST Blue Chip Growth Portfolio.
(ax)Formerly SAST Telecom Utility Portfolio.
(ay)Formerly SAST International Diversified Equities Portfolio.
(az)Formerly SAST Equity Opportunities Portfolio.
(ba)Formerly SAST VCP Total Return Balanced Portfolio.
(bb)Formerly SAST High-Yield Bond Portfolio.
(bc)Formerly SAST International Growth and Income Portfolio.
(bd)Formerly SAST Real Estate Portfolio.

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(be)Formerly SAST Schroder's VCP Global Allocation Portfolio. For the period August 23, 2017 (commencement of operations) through December 31, 2017.
(bf)Formerly SAST Dynamic Allocation Portfolio.
(bg)Formerly SAST Dynamic Strategy Portfolio.
(bh)Formerly SAST Aggressive Growth Portfolio.
(bi)Formerly SAST Fundamental Growth Portfolio.
(bj)For the period October 20, 2017 (commencement of operations) to December 31, 2017.
(bk)For the period March 27, 2017 (commencement of operations) to December 31, 2017.
(bl)For the period October 24, 2017 (commencement of operations) to December 31, 2017.
(bm)Formerly SST Allocation Moderate Portfolio.
(bn)Formerly SST Allocation Moderate Growth Portfolio.
(bo)VALIC Company I is an affiliated investment company. The Variable Annuity Life Insurance Company (VALIC), an affiliate of the Company, serves as the investment advisor to VALIC Company I. VALIC Retirement Services Company, a direct, wholly owned subsidiary of VALIC, serves as the transfer agent and accounting services agent to VALIC Company I. SunAmerica Asset Management LLC (SAAMCO), an affiliate of the Company, serves as investment sub-advisor to certain underlying mutual funds of VALIC Company I.
(bp)For the period December 1, 2017 (commencement of operations) to December 31, 2017.
(bq)For the period April 29, 2016 (commencement of operations) to December 31, 2017.

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of the Separate Account are segregated from the Company's assets. The operations of the Separate Account are part of the Company. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

2. Summary of Significant Accounting Policy

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States
(GAAP). The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.

An assumed interest rate of 3.50 percent is used in determining annuity payments for all products with the exception of the American Pathway II product, which uses a 4.00 percent assumed interest rate.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

Accumulation Unit: This is the basic valuation unit used to calculate the contract owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

Income Taxes: The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. The Company will periodically review changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. Fair Value Measurements

Assets recorded at fair value in the Separate Account's Statement of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of valuation inputs:

.. Level 1-- Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

.. Level 2-- Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other that quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

.. Level 3-- Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Separate Account assets measured at fair value as of December 31, 2017 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2017, and respective hierarchy levels.

4. Expenses

Expense charges are applied against the current value of the Separate Account and are paid as follows:

Separate Account Annual Charges: Deductions for the mortality and expense risk charges and distribution charges are calculated daily, at an annual rate, on the actual prior day's net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to the Company. The mortality risk charge represents compensation to the Company for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to the Company for assuming the risk that the current contract

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES OF FINANCIAL STATEMENTS (CONTINUED)

administration charges will be insufficient to cover the cost of administering the contract in the future. The distribution expense charge covers all expenses associated with the distribution of the contract. These charges are included on the mortality and expense risk and administrative charges line in the
Statements of Operations and Changes in Net Assets.
--------------------------------------------------------------------------------

The exact rate depends on the particular product issued and the death benefits elected for each product. Expense charges for each product are as follows:
--------------------------------------------------------------------------------

 Products                                 Separate Account Annual Charges*
 --------                               -------------------------------------
 American Pathway II                    1.30% or 1.40%
 Polaris                                1.52%
 Polaris Advantage                      1.65%, 1.90%, or 2.30%
 Polaris Advantage II                   1.30%, 1.55%, 1.90% or 2.15%

 Polaris Advisor                        1.52%, 1.72% or 1.97%
 ---------------                        -------------------------------------
 Polaris Advisor III                    1.65%, 1.90% or 2.30%
 Polaris America                        1.52% or 1.77%
 Polaris Choice                         1.52%, 1.72% or 1.97%
 Polaris Choice II                      1.52%, 1.72% or 1.97%
 Polaris Choice III                     1.52%, 1.77%, 2.02% or 2.17%
 Polaris Choice IV                      1.65%, 1.90% or 2.30%
 Polaris II                             1.52% or 1.77%
 Polaris Platinum                       1.52% or 1.77%
 Polaris Platinum II                    1.52%, 1.77% or 2.02%
 Polaris Platinum III                   1.15%, 1.55% or 1.95%
 Polaris Preferred Solution             1.00%, 1.40%, 1.55% or 1.80%
 Polaris Protector                      1.52% or 1.77%
 Polaris Retirement Protector           1.30%, 1.55% or 1.80%
 Polaris Select Investor                1.10%, 1.35%, 1.40% or 1.70%
 WM Diversified Strategies              1.40%, 1.55% or 1.80%

 WM Diversified Strategies III          1.55%, 1.70% or 1.95%

* The distribution charge is deducted at an annual rate of 0.15 percent of the net asset value of each portfolio and is included in the respective separate account annual charge rate.

Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by the Company on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by the Company related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

The contract maintenance charge ranges from $30 to $50 for certain contracts.

Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Withdrawal charges may be assessed for withdrawals in excess of the free withdrawal amount as defined in the contracts. Withdrawal amounts in excess of the free withdrawal amount are assessed withdrawal charges based on tables of charges applicable to specific contracts.

The maximum withdrawal charge of 9 percent is assessed on amount withdrawn in excess of free withdrawals. There are no withdrawal charges under the Polaris Advisor and Polaris Advisor III contracts.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES OF FINANCIAL STATEMENTS (CONTINUED)


Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer in excess of the maximum transactions allowed for the product.

Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, the Company will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes upon receipt of a purchase payment or upon surrender of the contract.

Capital Protector Fee: This optional feature provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee is calculated as a percentage of the contract value minus purchase payments received after the 90/th/ day from the date of contract issuance and deducted quarterly from the contract value during the waiting period. This optional feature is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fee for the Capital Protector Program ranges from 0.10 percent to
0.65 percent. This optional feature is offered under Polaris Advantage, Polaris Choice II, Polaris Choice III, Polaris Platinum II, Polaris Preferred Solution, Polaris Protector, WM Diversified Strategies and WM Diversified Strategies III contracts.

Income Protector Fee: The optional Income Protector Program provides a guaranteed fixed minimum retirement income upon annuitization. The fee is calculated as a percentage of the income benefit base, as defined in the prospectus, and is deducted annually from the contract value. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges. The income protector fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fee for the Capital Protector Program ranges from 0.10 percent to
0.45 percent. This optional feature is offered under Polaris America, Polaris Choice, Polaris Choice II, Polaris II, Polaris Platinum, Polaris Platinum II, Polaris Protector, WM Diversified Strategies, and WM Diversified Strategies III contracts.

MarketLock, Marketlock for Two, MarketLock for Life Plus, MarketLock Income
Plus and MarketLock for Life: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period.
--------------------------------------------------------------------------------

    .  MarketLock, MarketLock for Two and Income Rewards

       The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals, or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

    .  MarketLock for Life, MarketLock for Life Plus and MarketLock Income Plus

       The annual fee is calculated as a percentage of the income base and deducted quarterly from the contract value. The income base is calculated as the greater of purchase payments made in the first contract year and

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES OF FINANCIAL STATEMENTS (CONTINUED)

       purchase payments made in contract years 2-5, capped at 100 percent of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Income Rewards: This optional feature provides a guaranteed withdrawal stream during an applicable period of time.

       The annual fee is calculated as a percentage of the benefit base and deducted quarterly from the contract value. The benefit base is equal to purchase payments received during the first 90 days, adjusted for withdrawals, before the benefit availability date (the availability date is up to the first 10 contract years, based on election). After the benefit availability date, the benefit base is increased by up to 50 percent of premiums received during the first 90 days, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows (Note: if Extension of the evaluation period is elected, an additional 0.10 percent -
0.25 percent is added to the Annual Fee):

Optional Features                                Products Offered                         Annual Fees
-----------------                      -------------------------------------  -----------------------------------
MarketLock                             Polaris Advantage                      0.50% to 0.65%
                                       Polaris Choice II
                                       Polaris Choice III
                                       Polaris Platinum II
                                       Polaris Preferred Solution
                                       WM Diversified Strategies
                                       WM Diversified Strategies III
MarketLock for Two                     Polaris Choice II                      0.40% prior to the first withdrawal
                                       Polaris Choice III                     0.80% after the first withdrawal
                                       Polaris Platinum II
                                       Polaris Preferred Solution
                                       WM Diversified Strategies
                                       WM Diversified Strategies III
Income Rewards                         Polaris Choice II                      0.65% in years zero to seven
                                       Polaris Choice III                     0.45% in years eight to 10
                                       Polaris Platinum II
                                       Polaris Preferred Solution
                                       Polaris Protector
                                       WM Diversified Strategies
                                       WM Diversified Strategies III
MarketLock for Life                    Polaris Advantage                      0.70% for one covered person
                                       Polaris Choice III                     0.95% for two covered person
                                       Polaris Choice IV
                                       Polaris Platinum II
                                       Polaris Platinum III
                                       Polaris Preferred Solution

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES OF FINANCIAL STATEMENTS (CONTINUED)


Optional Features                                Products Offered                          Annual Fees
-----------------                      -------------------------------------  -------------------------------------
MarketLock for Life Plus               Polaris Advantage                      0.65% to 0.95% for one covered person
                                       Polaris Choice III                     0.90% to 1.25% for two covered person
                                       Polaris Platinum II
                                       Polaris Preferred Solution
MarketLock Income Plus                 Polaris Advantage                      0.85% to 1.10% for one covered person
                                       Polaris Advisor III                    1.10% to 1.35% for two covered person
                                       Polaris Choice III
                                       Polaris Platinum II
                                       Polaris Platinum III
                                       Polaris Preferred Solution

Polaris Income Plus and Polaris Income Builder Fee: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first five years, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value. The fee may change after the first year based on an index of market volatility. The annual fee included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows:

Optional Features                                Products Offered                          Annual Fees
-----------------                      -------------------------------------  -------------------------------------
Polaris Income Plus                    Polaris Advantage                      0.60% to 2.20% for one covered person
                                       Polaris Advantage II                   0.60% to 2.70% for two covered
                                                                              persons
                                       Polaris Choice III
                                       Polaris Choice IV
                                       Polaris Platinum III
                                       Polaris Preferred Solution
                                       Polaris Retirement Protector
Polaris Income Builder                 Polaris Advantage                      0.60% to 2.20% for one covered person
                                       Polaris Advantage II                   0.60% to 2.70% for two covered
                                                                              persons
                                       Polaris Choice III
                                       Polaris Choice IV
                                       Polaris Platinum III
                                       Polaris Preferred Solution

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5. Purchases and Sales of Investments

For the year ended December 31, 2017, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts                                                           Cost of Purchases Proceeds from Sales
------------                                                           ----------------- -------------------
American Funds Asset Allocation Fund Class 2                              $ 5,765,196        $ 9,158,162
American Funds Asset Allocation Fund Class 3                                3,679,274          4,502,170
American Funds Global Growth Fund Class 2                                   9,479,695         33,855,948
American Funds Growth Fund Class 2                                         30,513,858         46,607,607
American Funds Growth Fund Class 3                                         20,564,695         21,860,295
American Funds Growth-Income Fund Class 2                                  22,356,891         44,069,959
American Funds Growth-Income Fund Class 3                                  13,153,281         21,863,467
American Funds High-Income Bond Fund Class 3                                1,209,674          1,928,771
American Funds Insurance Series Capital Income Builder Class 4                341,190            113,753
American Funds International Fund Class 3                                   1,008,786          3,895,325
American Funds U.S. Government AAA-Rated Securities Fund Class 3            1,197,267          1,507,470
American Funds Ultra-Short Bond Fund Class 3                                1,465,678          1,235,215
AST SA BlackRock Multi-Asset Income Portfolio Class 1                           6,066                  2
AST SA BlackRock Multi-Asset Income Portfolio Class 3                      13,285,000          1,065,915
AST SA Edge Asset Allocation Portfolio Class 1                             10,380,164         13,826,633
AST SA Edge Asset Allocation Portfolio Class 2                                591,378            934,236
AST SA Edge Asset Allocation Portfolio Class 3                             13,177,439          7,869,530
AST SA Wellington Capital Appreciation Portfolio Class 1                   23,371,408         38,863,072
AST SA Wellington Capital Appreciation Portfolio Class 2                    3,917,806          8,483,412
AST SA Wellington Capital Appreciation Portfolio Class 3                   49,647,581         98,399,953
AST SA Wellington Government and Quality Bond Portfolio Class 1             3,338,367         11,107,052
AST SA Wellington Government and Quality Bond Portfolio Class 2             1,588,948          4,364,802
AST SA Wellington Government and Quality Bond Portfolio Class 3            69,488,231         97,805,651
AST SA Wellington Growth Portfolio Class 1                                  1,277,235          9,221,795
AST SA Wellington Growth Portfolio Class 2                                    232,388          3,622,289
AST SA Wellington Growth Portfolio Class 3                                  4,289,042         16,386,794
AST SA Wellington Multi-Asset Income Portfolio Class 3                     11,643,648            324,361
AST SA Wellington Natural Resources Portfolio Class 1                       1,125,753          4,017,844
AST SA Wellington Natural Resources Portfolio Class 2                         359,922          1,162,655
AST SA Wellington Natural Resources Portfolio Class 3                       8,348,128         19,580,996
BlackRock Global Allocation V.I. Fund Class III                               578,035            399,335
BlackRock iShares Alternative Strategies V.I. Fund Class III                  218,691            136,965
BlackRock iShares Dynamic Allocation V.I. Fund Class III                      312,880              8,388
BlackRock iShares Dynamic Fixed Income V.I. Fund Class III                    253,970             18,863
BlackRock iShares Equity Appreciation V.I. Fund Class III                      31,249             26,231
Columbia VP Asset Allocation Fund Class 1                                      15,099             33,973
Columbia VP Dividend Opportunity Fund Class 1                                  40,237            132,348
Columbia VP Emerging Markets Bond Fund Class 2                                  3,055                 52
Columbia VP Income Opportunities Fund Class 1                               1,633,349          3,636,783
Columbia VP Large Cap Growth Fund Class 1                                     552,592          5,671,130
Columbia VP Limited Duration Credit Fund Class 2                              257,587            146,984
Columbia VP Loomis Sayles Growth Fund Class 1                                     448            322,925
Columbia VP Mid Cap Growth Opportunity Fund Class 1                             4,376             55,061
Columbia VP Select International Equity Class 2                                35,616            206,858
Columbia VP Small Company Growth Fund Class 1                                  40,377            104,048
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2                   7,369,949          7,906,601
FTVIP Franklin Income VIP Fund Class 2                                     20,080,321         25,916,847
FTVIP Franklin Strategic Income VIP Fund Class 2                              608,428             78,624
Goldman Sachs VIT Global Trends Allocation Fund Service Class                  12,105              1,455
Goldman Sachs VIT Government Money Market Fund Institutional Shares            29,182              9,208
Goldman Sachs VIT Government Money Market Fund Service Class               81,397,164         85,974,937
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class         144,833             67,740
Goldman Sachs VIT Strategic Income Fund Advisor Class                          28,059            134,682
Invesco V.I. American Franchise Fund Series II                              5,744,981          4,141,100
Invesco V.I. Balanced-Risk Allocation Fund Series II                          420,128            118,150
Invesco V.I. Comstock Fund Series II                                       36,304,664         60,246,098
Invesco V.I. Growth and Income Fund Series II                              44,818,834         74,839,550
Ivy Funds VIP Asset Strategy Class A                                           17,815             34,875
Lord Abbett Fund Bond Debenture Portfolio Class VC                            240,155            112,920
Lord Abbett Fund Fundamental Equity Portfolio Class VC                        105,110              3,118
Lord Abbett Fund Growth and Income Portfolio Class VC                      30,602,605         35,952,182
Lord Abbett Fund Mid Cap Stock Portfolio Class VC                           2,286,619          3,276,661
                                                                          -----------        -----------

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Sub-accounts                                                               Cost of Purchases Proceeds from Sales
------------                                                               ----------------- -------------------
Lord Abbett Fund Short Duration Portfolio Class VC                           $    597,657        $   193,311
Morgan Stanley VIF Global Infrastructure Portfolio II Class II Shares             308,185            106,808
Neuberger Berman AMT Absolute Return Multi-Manager Fund Portfolio S Class          93,755             67,577
PIMCO VIT All Asset Portfolio Advisor Class                                         2,006              8,923
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class                            79,249             27,115
PIMCO VIT Unconstrained Bond Portfolio Advisor Class                              169,261             39,285
PVC Diversified International Account Class 1                                      15,503            103,412
PVC Diversified International Account Class 2                                       6,112            130,182
PVC Equity Income Account Class 1                                                 992,811          2,148,491
PVC Equity Income Account Class 2                                                 578,482          1,514,061
PVC Government & High Quality Bond Account Class 1                                188,724            556,229
PVC Government & High Quality Bond Account Class 2                                 38,728             77,272
PVC Income Account Class 1                                                        218,356            500,745
PVC Income Account Class 2                                                         99,947            318,423
PVC LargeCap Growth Account Class 1                                                 7,560             36,013
PVC LargeCap Growth Account Class 2                                                 5,341             25,349
PVC Mid Cap Blend Acct Class 1                                                    138,755            225,952
PVC Mid Cap Blend Acct Class 2                                                     64,108             33,433
PVC Principal Capital Appreciation Account Class 1                                151,270          1,167,508
PVC Principal Capital Appreciation Account Class 2                                 35,113            157,852
PVC Real Estate Securities Account Class 1                                         58,566             69,571
PVC Real Estate Securities Account Class 2                                         47,755             10,662
PVC SAM Balanced Portfolio Class 1                                              1,605,067          4,515,822
PVC SAM Balanced Portfolio Class 2                                              1,923,068          5,111,194
PVC SAM Conservative Balanced Portfolio Class 1                                   119,977            240,614
PVC SAM Conservative Balanced Portfolio Class 2                                   324,477            536,217
PVC SAM Conservative Growth Portfolio Class 1                                     674,230          2,483,278
PVC SAM Conservative Growth Portfolio Class 2                                     778,039          2,806,414
PVC SAM Flexible Income Portfolio Class 1                                         250,991            771,257
PVC SAM Flexible Income Portfolio Class 2                                         369,517          1,164,759
PVC SAM Strategic Growth Portfolio Class 1                                      1,373,636          1,915,974
PVC SAM Strategic Growth Portfolio Class 2                                        427,683          1,037,470
PVC Short-Term Income Account Class 1                                             395,058            156,491
PVC Short-Term Income Account Class 2                                              18,306            208,156
PVC Small Cap Blend Account Class 1                                                 5,466             60,787
PVC Small Cap Blend Account Class 2                                                 8,513             33,461
SST SA Allocation Balanced Portfolio Class 3                                   30,634,614         33,136,075
SST SA Allocation Growth Portfolio Class 3                                     29,090,851          3,767,495
SST SA Allocation Moderate Growth Portfolio Class 3                            32,427,766         25,352,252
SST SA Allocation Moderate Portfolio Class 3                                   25,527,039         29,244,169
SST Asset Allocation Diversified Growth Portfolio Class 3                      25,653,471          1,263,666
SST SA Mult-Managed Diversified Fixed Income Portfolio Class 3                    168,696             30,791
SST SA Mult-Managed International Equity Portfolio Class 3                        111,935             25,768
SST SA Mult-Managed Large Cap Growth Portfolio Class 3                             70,682             21,742
SST SA Mult-Managed Large Cap Value Portfolio Class 3                              48,853             11,639
SST SA Mult-Managed Mid Cap Growth Portfolio Class 3                               68,276             30,141
SST SA Wellington Real Return Portfolio Class 3                                50,446,956         44,647,533
SST SA Columbia Focused Growth Portfolio Class 3                                  118,277              2,280
SST SA Columbia Focused Value Portfolio Class 3                                    17,037              2,009
SST SA Multi-Managed Mid Cap Value Portfolio Class 3                               91,832             62,207
SST SA Multi-Managed Small Cap Portfolio Class 3                                   71,533             61,962
SST SA T. Rowe Price Growth Stock Portfolio Class 3                                84,020             79,675
SAST Invesco VCP Value Portfolio Class 3                                      238,747,318         35,592,069
SAST SA AB Growth Portfolio Class 1                                            12,635,927         22,601,366
SAST SA AB Growth Portfolio Class 2                                             1,899,464          3,371,484
SAST SA AB Growth Portfolio Class 3                                            12,935,344         24,864,763
SAST SA AB Small & Mid Cap Value Portfolio Class 2                              1,878,126          2,590,293
SAST SA AB Small & Mid Cap Value Portfolio Class 3                             67,254,111         75,147,203
SST SA Allocation Moderate Class 1                                                 20,000                 42
SST SA Allocation Moderate Growth Class 1                                          36,102                  6
SAST SA American Funds Asset Allocation Portfolio Class 1                          82,325                 56
SAST SA American Funds Asset Allocation Portfolio Class 3                     248,627,375         39,049,956
SAST SA American Funds Global Growth Portfolio Class 3                         57,070,198         98,270,339
SAST SA American Funds Growth Portfolio Class 3                                55,433,560         71,893,370
SAST SA American Funds Growth-Income Portfolio Class 3                         51,226,182         48,168,867
SAST SA American Funds VCP Managed Asset Allocation Portfolio Class 1               6,050                  6
SAST SA American Funds VCP Managed Asset Allocation Portfolio Class 3         287,328,003         39,726,699
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3                    202,967,128         15,683,997
                                                                             ------------        -----------

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Sub-accounts                                                  Cost of Purchases Proceeds from Sales
------------                                                  ----------------- -------------------
SAST SA Boston Company Capital Growth Portfolio Class 1         $    175,382       $    958,770
SAST SA Boston Company Capital Growth Portfolio Class 2               16,542            279,547
SAST SA Boston Company Capital Growth Portfolio Class 3            2,687,978          8,990,870
SAST SA Columbia Technology Portfolio Class 1                      3,001,003          1,968,693
SAST SA Columbia Technology Portfolio Class 2                        812,687            467,642
SAST SA Columbia Technology Portfolio Class 3                     15,761,133         12,361,850
SAST SA DFA Ultra Short Bond Portfolio Class 1                    10,822,664         11,043,765
SAST SA DFA Ultra Short Bond Portfolio Class 2                     1,757,861          2,267,355
SAST SA DFA Ultra Short Bond Portfolio Class 3                    61,900,943         79,998,100
SAST SA Dogs of Wall Street Portfolio Class 1                      3,613,916          4,684,247
SAST SA Dogs of Wall Street Portfolio Class 2                      1,017,204          1,258,386
SAST SA Dogs of Wall Street Portfolio Class 3                     25,873,176         26,736,873
SAST SA Federated Corporate Bond Portfolio Class 1                 4,221,368          7,290,977
SAST SA Federated Corporate Bond Portfolio Class 2                 1,792,167          3,459,143
SAST SA Federated Corporate Bond Portfolio Class 3               107,721,188         93,846,777
SAST SA Fixed Income Index Portfolio Class 3                       1,247,379            243,536
SAST SA Fixed Income Intermediate Index Portfolio Class 3            809,829              2,255
SAST SA Franklin Foreign Value Portfolio Class 2                     462,760          2,416,615
SAST SA Franklin Foreign Value Portfolio Class 3                  18,979,126         77,689,648
SAST SA Franklin Small Company Value Portfolio Class 3            36,033,909         31,596,039
SAST SA Goldman Sachs Global Bond Portfolio Class 1                1,356,899          2,939,226
SAST SA Goldman Sachs Global Bond Portfolio Class 2                  373,652          1,261,175
SAST SA Goldman Sachs Global Bond Portfolio Class 3               37,608,829         39,470,870
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3         693,309             12,694
SAST SA Index Allocation 60-40 Portfolio Class 1                      36,871                 27
SAST SA Index Allocation 60-40 Portfolio Class 3                  24,777,814          1,442,506
SAST SA Index Allocation 80-20 Portfolio Class 3                  58,194,881            565,713
SAST SA Index Allocation 90-10 Portfolio Class 1                     473,464            339,958
SAST SA Index Allocation 90-10 Portfolio Class 3                 162,013,873            934,608
SAST SA International Index Portfolio Class 3                        137,634              1,247
SAST SA Invesco Growth Opportunities Portfolio Class 1               649,789          1,218,879
SAST SA Invesco Growth Opportunities Portfolio Class 2               246,341            814,836
SAST SA Invesco Growth Opportunities Portfolio Class 3             8,415,755         30,213,659
SAST SA Janus Focused Growth Portfolio Class 1                     1,331,549          2,093,249
SAST SA Janus Focused Growth Portfolio Class 2                       844,420          1,794,731
SAST SA Janus Focused Growth Portfolio Class 3                    12,622,906         24,296,828
SAST SA JPMorgan Balanced Portfolio Class 1                        4,113,499          6,145,789
SAST SA JPMorgan Balanced Portfolio Class 2                          909,844          1,331,794
SAST SA JPMorgan Balanced Portfolio Class 3                       50,096,128         36,283,757
SAST SA JPMorgan Emerging Markets Portfolio Class 1                2,139,923          3,640,126
SAST SA JPMorgan Emerging Markets Portfolio Class 2                  430,265            992,552
SAST SA JPMorgan Emerging Markets Portfolio Class 3               10,601,266         37,186,342
SAST SA JPMorgan Equity-Income Portfolio Class 1                   9,060,079         18,067,253
SAST SA JPMorgan Equity-Income Portfolio Class 2                     731,163          1,386,708
SAST SA JPMorgan Equity-Income Portfolio Class 3                  18,801,760         25,084,455
SAST SA JPMorgan Global Equities Portfolio Class 1                 1,134,690          5,054,117
SAST SA JPMorgan Global Equities Portfolio Class 2                    88,934            640,707
SAST SA JPMorgan Global Equities Portfolio Class 3                 2,760,381          6,699,201
SAST SA JPMorgan MFS Core Bond Portfolio Class 1                   3,109,823          4,989,417
SAST SA JPMorgan MFS Core Bond Portfolio Class 2                     937,034          1,668,208
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                 102,308,936        103,418,569
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1                  3,090,580          4,723,475
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2                    907,082          2,542,018
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3                 14,176,732         28,018,504
SAST SA Large Cap Index Portfolio Class 3                          5,811,756                829
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1           18,014,237         49,965,179
SAST SA Legg Mason BW Large Cap Value Portfolio Class 2            2,365,482          8,981,884
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3           29,878,401         75,919,956
SAST SA Legg Mason Tactical Opportunities Portfolio Class 1           23,898                  3
SAST SA Legg Mason Tactical Opportunities Portfolio Class 3        2,890,672              1,542
SAST SA MFS Blue Chip Growth Portfolio Class 1                       810,859          1,055,807
SAST SA MFS Blue Chip Growth Portfolio Class 2                        79,321            375,946
SAST SA MFS Blue Chip Growth Portfolio Class 3                     9,639,076         21,010,740
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1        2,269,351          6,641,717
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2          658,369          1,851,518
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3       16,110,380         52,003,490
SAST SA MFS Telecom Utility Portfolio Class 1                        612,799          1,946,596
SAST SA MFS Telecom Utility Portfolio Class 2                         75,522            357,439
                                                                ============       ============

FS VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Sub-accounts                                                      Cost of Purchases Proceeds from Sales
------------                                                      ----------------- -------------------
SAST SA MFS Telecom Utility Portfolio Class 3                       $  3,662,262       $  5,727,434
SAST SA MFS Total Return Bond Portfolio Class 1                       10,759,771         15,636,718
SAST SA MFS Total Return Bond Portfolio Class 2                        2,741,736          4,914,854
SAST SA MFS Total Return Bond Portfolio Class 3                       35,490,020         31,817,354
SAST SA Mid Cap Index Portfolio Class 3                                  174,534                433
SAST SA Morgan Stanley International Equities Portfolio Class 1        1,573,140          4,786,435
SAST SA Morgan Stanley International Equities Portfolio Class 2          270,137          2,267,995
SAST SA Morgan Stanley International Equities Portfolio Class 3        6,888,979         26,066,402
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1            1,080,269          3,843,462
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 2              145,045            906,075
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3            7,329,946          9,043,685
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3                186,275,904         35,379,691
SAST SA PineBridge High-Yield Bond Portfolio Class 1                   7,520,830         11,661,326
SAST SA PineBridge High-Yield Bond Portfolio Class 2                   1,709,433          1,624,245
SAST SA PineBridge High-Yield Bond Portfolio Class 3                  27,187,731         35,281,163
SAST SA Putnam International Growth and Income Portfolio Class 1         777,222          4,441,409
SAST SA Putnam International Growth and Income Portfolio Class 2         164,684            979,098
SAST SA Putnam International Growth and Income Portfolio Class 3       4,440,463         28,475,967
SAST SA Pyramis Real Estate Portfolio Class 1                          4,344,563          4,658,072
SAST SA Pyramis Real Estate Portfolio Class 2                          1,155,987          1,605,701
SAST SA Pyramis Real Estate Portfolio Class 3                         47,387,773         33,534,480
SAST SA Schroders VCP Global Allocation Portfolio Class 1                164,754                 41
SAST SA Schroder's VCP Global Allocation Portfolio Class 3           167,020,831         13,773,759
SAST SA Small Cap Index Portfolio Class 3                                126,374                227
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3        5,436,879            110,230
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3                 350,417,086         26,411,322
SAST SA VCP Dynamic Allocation Portfolio Class 1                          32,588                207
SAST SA VCP Dynamic Allocation Portfolio Class 3                     437,218,549        908,692,479
SAST SA VCP Dynamic Strategy Portfolio Class 1                            32,566                182
SAST SA VCP Dynamic Strategy Portfolio Class 3                       259,778,645        523,489,926
SAST SA VCP Index Allocation Portfolio Class 3                         9,815,147             91,906
SAST SA WellsCap Aggressive Growth Portfolio Class 1                     640,952          3,481,472
SAST SA WellsCap Aggressive Growth Portfolio Class 2                      27,480            652,493
SAST SA WellsCap Aggressive Growth Portfolio Class 3                   3,206,838          6,382,338
SAST SA WellsCap Fundamental Growth Portfolio Class 1                  2,592,486          5,873,525
SAST SA WellsCap Fundamental Growth Portfolio Class 2                    160,748            410,365
SAST SA WellsCap Fundamental Growth Portfolio Class 3                  5,213,018         18,724,521
VALIC Company I Global Social Awareness Fund                             665,671             17,216
VALIC Company I International Equities Index Fund                        950,843            147,879
VALIC Company I Mid Cap Index Fund                                     1,197,460            151,158
VALIC Company I Nasdaq-100 Index Fund                                    601,110            306,249
VALIC Company I Small Cap Index Fund                                   1,043,204            136,813
VALIC Company I Stock Index Fund                                       4,469,177          3,342,757
                                                                    ============       ============

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. Financial Highlights

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2017, follows:

                                                   December 31, 2017                     For the Year Ended December 31, 2017
                                        ---------------------------------------------  ----------------------------------------
                                                                                                     Expense         Total
                                                   Unit Value ($)/(a)/                 Investment Ratio (%)/(d)/ Return (%)/(e)/
                                                   -------------------                   Income   -------------- --------------
                                                                            Net          Ratio
Sub-accounts                              Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                            ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds Asset Allocation Fund
  Class 2                                2,258,640  27.17     28.22      63,609,571       1.52     1.52   1.77   14.20    14.48
American Funds Asset Allocation Fund
  Class 3                                  438,551  84.27     85.99      37,677,673       1.58     1.30   1.40   14.68    14.79
American Funds Global Growth Fund
  Class 2                                4,289,148  40.33     43.21     184,043,666       0.66     1.52   1.97   28.91    29.49
American Funds Growth Fund Class 2       6,385,119  39.73     42.55     269,431,096       0.50     1.52   1.97   25.80    26.36
American Funds Growth Fund Class 3         534,374 388.44    396.35     211,655,455       0.57     1.30   1.40   26.61    26.73
American Funds Growth-Income Fund
  Class 2                                7,539,285  32.46     34.78     260,278,687       1.36     1.52   1.97   20.00    20.54
American Funds Growth-Income Fund
  Class 3                                  640,980 256.28    261.50     167,450,242       1.42     1.30   1.40   20.77    20.89
American Funds High-Income Bond
  Fund Class 3                             113,179 104.81    106.94      12,097,375       6.48     1.30   1.40    5.54     5.65
American Funds Insurance Series
  Capital Income Builder Class 4           146,919  10.47     11.02       1,611,137       2.43     1.10   1.70   10.76    11.42
American Funds International Fund
  Class 3                                  427,823  71.68     73.14      31,261,822       1.33     1.30   1.40   30.40    30.53
American Funds U.S. Government
  AAA-Rated Securities Fund Class 3        252,166  39.75     40.56      10,222,233       1.36     1.30   1.40    0.31     0.41
American Funds Ultra-Short Bond
  Fund Class 3                             212,145  19.32     19.71       4,180,825       0.37     1.30   1.40   -0.86    -0.76
AST SA BlackRock Multi-Asset
  Income Portfolio Class 1                     583            10.44           6,091       0.00            0.55             4.43
AST SA BlackRock Multi-Asset
  Income Portfolio Class 3               1,400,871  10.24     11.34      16,582,698       2.43     1.00   2.30    2.42     3.74
AST SA Edge Asset Allocation
  Portfolio Class 1                      2,021,747  42.31     44.10      89,143,380       2.64     1.52   1.77   11.76    12.04
AST SA Edge Asset Allocation
  Portfolio Class 2                        126,277  40.07     43.04       5,333,892       2.44     1.52   1.97   11.37    11.87
AST SA Edge Asset Allocation
  Portfolio Class 3                      1,784,246  13.51     16.52      43,796,259       2.55     1.00   2.30   10.90    12.34
AST SA Wellington Capital
  Appreciation Portfolio Class 1         2,351,268  32.44    125.11     289,531,323       0.00     1.52   1.77   30.46    30.78
AST SA Wellington Capital
  Appreciation Portfolio Class 2           358,233 115.22    124.38      43,466,909       0.00     1.40   1.97   30.00    30.74
AST SA Wellington Capital
  Appreciation Portfolio Class 3         8,445,353  18.68     28.05     432,692,185       0.00     1.10   2.30   29.45    31.00
AST SA Wellington Government and
  Quality Bond Portfolio Class 1         2,667,599  14.11     21.55      57,076,950       1.75     1.52   1.77    1.13     1.39
AST SA Wellington Government and
  Quality Bond Portfolio Class 2         1,071,364  19.63     21.07      22,378,418       1.57     1.52   1.97    0.85     1.31
AST SA Wellington Government and
  Quality Bond Portfolio Class 3        33,108,814  10.21     11.30     509,688,431       1.57     1.00   2.30    0.42     1.73
AST SA Wellington Growth Portfolio
  Class 1                                1,082,048  57.70     60.19      65,049,649       1.16     1.52   1.77   17.69    17.98
AST SA Wellington Growth Portfolio
  Class 2                                  283,027  54.90     58.83      16,502,563       0.98     1.52   1.97   17.28    17.81
AST SA Wellington Growth Portfolio
  Class 3                                2,132,781  15.19     51.79      85,644,992       0.93     1.10   2.17   16.93    18.18
AST SA Wellington Multi-Asset
  Income Portfolio Class 3               1,075,356  11.32     11.40      12,218,739       0.28     1.00   1.55   14.28    14.91
AST SA Wellington Natural Resources
  Portfolio Class 1                        511,295  42.55     44.39      22,674,292       2.41     1.52   1.77   13.05    13.33
AST SA Wellington Natural Resources
  Portfolio Class 2                        119,713  40.49     43.49       5,109,420       2.27     1.52   1.97   12.66    13.16
AST SA Wellington Natural Resources
  Portfolio Class 3                      3,481,029   8.41      9.56      66,140,638       2.24     1.10   2.30   12.17    13.52
BlackRock Global Allocation V.I. Fund
  Class III                                233,444  10.58     11.21       2,544,314       1.32     1.10   1.70   11.80    12.47
BlackRock iShares Alternative
  Strategies V.I. Fund Class III           104,662  10.72     11.60       1,187,714       2.65     1.10   1.70   10.56    11.22
BlackRock iShares Dynamic Allocation
  V.I. Fund Class III                       63,521  10.70     11.40         704,813       2.22     1.10   1.70   12.79    13.47
BlackRock iShares Dynamic Fixed
  Income V.I. Fund Class III                34,682  10.08     10.25         353,270       2.69     1.10   1.40    2.16     2.47
BlackRock iShares Equity Appreciation
  V.I. Fund Class III                       14,940  11.40     11.99         176,957       1.68     1.10   1.40   19.88    20.24
Columbia VP Asset Allocation Fund
  Class 1                                   43,915  18.17     18.93         831,361       1.65     1.52   1.77   13.60    13.88
Columbia VP Dividend Opportunity
  Fund Class 1                             100,166  18.43     19.23       1,915,068       0.00     1.52   1.77   12.38    12.66
Columbia VP Emerging Markets Bond
  Fund Class 2                                 472  11.14     11.33           5,346       5.85     1.10   1.70    9.82    10.47
Columbia VP Income Opportunities
  Fund Class 1                             457,734  23.94     26.16      11,742,899       5.68     1.52   2.17    4.28     4.96
Columbia VP Large Cap Growth Fund
  Class 1                                1,853,480  13.06     13.20      24,420,259       0.00     1.52   2.17   25.39    26.21
Columbia VP Limited Duration Credit
  Fund Class 2                              13,635             9.98         135,631       4.63     1.10   1.40    0.39     0.69
Columbia VP Loomis Sayles Growth
  Fund Class 1                             138,744  13.63     13.69       1,897,331       0.00     1.52   1.77   30.70    31.03
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1                  19,249  18.15     20.63         390,642       0.00     1.52   2.02   20.53    21.14
Columbia VP Select International
  Equity Class 2                           115,655  12.11     12.16       1,405,945       1.94     1.52   1.77   24.96    25.27
Columbia VP Small Company Growth
  Fund Class 1                              32,307  22.70     23.69         761,082       0.00     1.52   1.77   26.99    27.30
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2            3,385,228  13.17     14.85      48,136,825       2.72     1.10   2.30    9.44    10.76
FTVIP Franklin Income VIP Fund
  Class 2                                9,766,849  13.85     15.64     146,560,863       4.12     1.10   2.30    7.19     8.48
FTVIP Franklin Strategic Income VIP
  Fund Class 2                             114,163  10.15     10.33       1,171,835       3.58     1.10   1.70    2.80     3.42
Goldman Sachs VIT Global Trends
  Allocation Fund Service Class              4,837  10.33     10.95          52,958       0.32     1.10   1.35   11.60    11.88
Goldman Sachs VIT Government
  Money Market Fund Institutional
  Shares                                     1,993            10.02          19,973       0.08            0.55             0.22
Goldman Sachs VIT Government
  Money Market Fund Service Class        5,174,833   9.74      9.87      50,845,358       0.49     1.10   1.90   -1.38    -0.59
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Advisor Class      92,876   9.48      9.52         882,319       2.03     1.10   1.70    3.38     4.00
Goldman Sachs VIT Strategic Income
  Fund Advisor Class                        10,010   9.12      9.39          92,641       0.84     1.10   1.35   -3.63    -3.39
Invesco V.I. American Franchise Fund
  Series II                                984,724  17.23     21.33      21,434,759       0.00     1.10   2.30   24.15    25.64
Invesco V.I. Balanced-Risk Allocation
  Fund Series II                            59,289  11.10     11.53         673,985       4.21     1.10   1.40    8.31     8.63
Invesco V.I. Comstock Fund Series II    15,115,708  15.32     17.63     326,546,085       1.94     1.10   2.30   14.91    16.29
Invesco V.I. Growth and Income Fund
  Series II                             19,707,806  15.53     17.85     457,564,123       1.29     1.10   2.30   11.45    12.79
Ivy Funds VIP Asset Strategy Class A        36,304   9.68     10.17         364,798       1.55     1.10   1.70   16.29    16.98
Lord Abbett Fund Bond Debenture
  Portfolio Class VC                       100,074  11.01     11.70       1,159,872       4.31     1.10   1.70    7.38     8.02
Lord Abbett Fund Fundamental Equity
  Portfolio Class VC                        22,863  12.10     12.60         286,796       1.18     1.10   1.40   11.01    11.35
Lord Abbett Fund Growth and Income
  Portfolio Class VC                    10,424,570  15.09     15.11     199,036,637       1.30     1.10   2.30   10.81    12.14
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                       740,010  22.72     23.63      17,441,023       0.58     1.52   1.77    4.96     5.22
Lord Abbett Fund Short Duration
  Portfolio Class VC                       119,329  10.02     10.24       1,215,588       3.95     1.10   1.70    0.47     1.07

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                    December 31, 2017                     For the Year Ended December 31, 2017
                                        ----------------------------------------------  ----------------------------------------
                                                                                        Investment    Expense         Total
                                                    Unit Value ($)/(a)/                            Ratio (%)/(d)/ Return (%)/(e)/
                                                    -------------------      Net          Income   -------------- --------------
                                                                                          Ratio
Sub-accounts                               Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                            ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
Morgan Stanley VIF Global
  Infrastructure Portfolio II Class II
  Shares                                    100,721 10.13      10.90        1,081,536      1.97     1.10   1.70   10.65    11.32
Neuberger Berman AMT Absolute
  Return Multi-Manager Fund
  Portfolio S Class                          90,513  9.34       9.69          872,098      0.00     1.10   1.70    4.89     5.52
PIMCO VIT All Asset Portfolio
  Advisor Class                               3,324 10.88      10.89           36,196      4.06     1.10   1.35   11.86    12.14
PIMCO VIT Emerging Markets Bond
  Portfolio Advisor Class                    16,871 11.23      11.57          190,856      5.06     1.10   1.40    8.24     8.57
PIMCO VIT Unconstrained Bond
  Portfolio Advisor Class                    86,098 10.25      10.41          892,864      1.66     1.10   1.70    3.14     3.76
PVC Diversified International
  Account Class 1                            94,227  8.84       9.38          876,588      1.89     1.40   1.80   26.77    27.27
PVC Diversified International
  Account Class 2                            36,975  8.31       8.82          323,635      1.43     1.55   1.95   26.31    26.82
PVC Equity Income Account Class 1           702,864 18.87      20.16       14,019,976      2.22     1.40   1.80   18.92    19.40
PVC Equity Income Account Class 2           460,725 17.67      18.21        8,521,794      1.94     1.52   1.95   18.44    18.95
PVC Government & High Quality
  Bond Account Class 1                      252,736  8.15       8.69        2,153,085      4.13     1.40   1.80    0.06     0.46
PVC Government & High Quality
  Bond Account Class 2                      100,981  7.62       8.11          811,965      3.73     1.55   1.95   -0.45    -0.05
PVC Income Account Class 1                  351,551 10.46      11.18        3,884,877      4.35     1.40   1.80    3.25     3.66
PVC Income Account Class 2                  174,373  9.87      10.53        1,828,733      4.03     1.55   1.95    2.85     3.26
PVC LargeCap Growth Account
  Class 1                                    44,816 13.71      14.65          649,905      0.39     1.40   1.80   32.49    33.02
PVC LargeCap Growth Account
  Class 2                                    36,730 12.91      13.76          502,580      0.16     1.55   1.95   31.95    32.48
PVC Mid Cap Blend Acct Class 1               77,069 24.83      26.50        2,006,847      0.55     1.40   1.80   23.28    23.78
PVC Mid Cap Blend Acct Class 2               31,625 23.22      24.76          777,389      0.34     1.55   1.95   22.78    23.27
PVC Principal Capital Appreciation
  Account Class 1                           399,871 25.15      26.85       10,649,159      1.24     1.40   1.80   18.60    19.08
PVC Principal Capital Appreciation
  Account Class 2                            87,707 23.49      25.06        2,181,936      1.04     1.55   1.95   18.14    18.61
PVC Real Estate Securities Account
  Class 1                                    11,579 32.59      34.66          400,477      1.66     1.40   1.80    7.25     7.68
PVC Real Estate Securities Account
  Class 2                                     8,507 32.18      33.24          281,058      1.50     1.55   1.70    7.11     7.27
PVC SAM Balanced Portfolio
  Class 1                                 1,930,268 16.10      17.19       32,413,454      2.08     1.40   1.80   13.16    13.61
PVC SAM Balanced Portfolio
  Class 2                                 1,781,409 15.13      16.22       28,573,506      1.97     1.52   1.95   12.67    13.15
PVC SAM Conservative Balanced
  Portfolio Class 1                         272,930 10.93      11.66        3,135,209      2.82     1.40   1.80    9.48     9.91
PVC SAM Conservative Balanced
  Portfolio Class 2                         317,546 10.28      15.34        3,476,585      2.52     1.52   1.95    9.00     9.47
PVC SAM Conservative Growth
  Portfolio Class 1                         936,499 17.57      18.75       17,121,727      1.57     1.40   1.80   17.65    18.12
PVC SAM Conservative Growth
  Portfolio Class 2                         972,901 16.47      17.61       16,899,421      1.32     1.52   1.95   17.16    17.67
PVC SAM Flexible Income Portfolio
  Class 1                                   455,926 12.07      12.90        5,757,746      3.35     1.40   1.80    6.48     6.91
PVC SAM Flexible Income Portfolio
  Class 2                                   493,134 11.36      14.96        5,957,226      2.97     1.52   1.95    6.05     6.51
PVC SAM Strategic Growth
  Portfolio Class 1                         186,940 19.54      20.84        3,831,504      1.56     1.40   1.80   20.05    20.53
PVC SAM Strategic Growth
  Portfolio Class 2                         364,554 18.33      19.66        7,050,266      1.21     1.52   1.95   19.60    20.11
PVC Short-Term Income Account
  Class 1                                   210,478  7.38       7.89        1,601,410      1.72     1.40   1.80    0.56     0.97
PVC Short-Term Income Account
  Class 2                                   106,210  6.95       7.40          776,345      1.84     1.55   1.95   -0.18     0.22
PVC Small Cap Blend Account
  Class 1                                    53,912 13.40      14.29          746,306      0.37     1.40   1.80   10.86    11.30
PVC Small Cap Blend Account
  Class 2                                    30,689 12.58      13.37          407,370      0.14     1.55   1.95   10.40    10.84
SST SA Allocation Balanced
  Portfolio Class 3                       8,614,951 11.28      14.35      133,341,324      1.59     1.10   2.30    8.02     9.32
SST SA Allocation Growth Portfolio
  Class 3                                 3,325,400 10.97      16.19       57,261,512      1.25     1.00   2.15    9.68    15.33
SST SA Allocation Moderate Growth
  Portfolio Class 3                      13,289,970 10.81      14.92      213,552,544      1.46     1.00   2.30    8.11    12.54
SST SA Allocation Moderate
  Portfolio Class 3                      11,808,264 11.59      14.79      188,107,096      1.47     1.10   2.30   10.72    12.05
SST Asset Allocation Diversified
  Growth Portfolio Class 3                2,015,324 12.07      12.21       24,488,106      2.40     1.00   1.95   17.19    18.30
SST SA Mult-Managed Diversified
  Fixed Income Portfolio Class 3             24,999 10.23      10.41          254,806      2.61     1.10   1.40    2.29     2.60
SST SA Mult-Managed International
  Equity Portfolio Class 3                   33,506 11.33      11.39          378,935      2.26     1.10   1.40   24.66    25.04
SST SA Mult-Managed Large Cap
  Growth Portfolio Class 3                   11,138 13.14      13.91          147,016      0.29     1.10   1.40   25.61    25.99
SST SA Mult-Managed Large Cap
  Value Portfolio Class 3                    13,111 11.89      12.39          158,154      2.08     1.10   1.40   12.45    12.78
SST SA Mult-Managed Mid Cap
  Growth Portfolio Class 3                   29,424 12.56      13.42          385,834      0.00     1.10   1.40   24.25    24.62
SST SA Wellington Real Return
  Portfolio Class 3                      26,817,930 10.02      10.54      304,273,375      2.16     1.00   2.30   -0.38     0.24
SST SA Columbia Focused Growth
  Portfolio Class 3                          14,626 11.96      12.34          179,884      0.00     1.10   1.40   33.03    33.43
SST SA Columbia Focused Value
  Portfolio Class 3                           6,117 12.89      13.94           83,448      1.47     1.10   1.70   19.35    20.07
SST SA Multi-Managed Mid Cap
  Value Portfolio Class 3                    27,143 11.75      12.49          331,327      1.01     1.10   1.40   11.07    11.40
SST SA Multi-Managed Small Cap
  Portfolio Class 3                          13,747 11.32      12.93          172,473      0.14     1.10   1.70    8.37     9.02
SST SA T. Rowe Price Growth Stock
  Portfolio Class 3                          18,852 12.93      14.87          275,162      0.00     1.10   1.70   30.65    31.43
SAST Invesco VCP Value Portfolio
  Class 3                                95,069,578 10.65      12.85    1,265,407,256      0.90     1.00   2.15    6.50     7.66
SAST SA AB Growth Portfolio
  Class 1                                 2,256,069 20.99      79.95      178,356,404      0.04     1.52   1.77   29.69    30.01
SAST SA AB Growth Portfolio
  Class 2                                   257,411 72.49      79.71       19,887,731      0.00     1.40   1.97   29.24    29.97
SAST SA AB Growth Portfolio
  Class 3                                 2,291,734 19.61      23.04      107,720,106      0.00     1.10   2.30   28.69    30.23
SAST SA AB Small & Mid Cap
  Value Portfolio Class 2                   361,455 37.07      39.74       14,272,200      0.21     1.52   1.97   10.72    11.21
SAST SA AB Small & Mid Cap
  Value Portfolio Class 3                14,140,741 15.78      21.80      417,732,726      0.14     1.10   2.30   10.24    11.57
SST SA Allocation Moderate Class 1            1,802            11.08           19,973      0.00            0.55            10.83
SST SA Allocation Moderate Growth
  Class 1                                     3,197            11.23           35,910      0.25            0.55            12.31
SAST SA American Funds Asset
  Allocation Portfolio Class 1                7,360            11.24           82,743      0.00            0.55            12.42
SAST SA American Funds Asset
  Allocation Portfolio Class 3           28,637,415 14.04      16.39      509,770,442      0.84     1.00   2.30   13.26    14.74
SAST SA American Funds Global
  Growth Portfolio Class 3               19,761,382 15.59      19.31      408,793,177      0.92     1.10   2.30   28.13    29.67
SAST SA American Funds Growth
  Portfolio Class 3                      15,275,769 17.40      20.03      328,360,182      0.45     1.10   2.30   25.04    26.54
SAST SA American Funds Growth-
  Income Portfolio Class 3               13,148,407 16.55      18.30      257,275,092      1.57     1.10   2.30   19.26    20.70
SAST SA American Funds VCP
  Managed Asset Allocation
  Portfolio Class 1                             547            11.13            6,092      0.00            0.55            11.34
SAST SA American Funds VCP
  Managed Asset Allocation
  Portfolio Class 3                     104,730,830 10.75      13.44    1,465,252,211      0.78     1.00   2.15    7.45    12.03
SAST SA BlackRock VCP Global
  Multi Asset Portfolio Class 3          55,477,093 10.60      11.32      637,444,039      0.01     1.00   2.15    6.01     9.67
SAST SA Boston Company Capital
  Growth Portfolio Class 1                  326,681 13.66      14.25        4,643,287      0.30     1.52   1.77   21.63    21.93
SAST SA Boston Company Capital
  Growth Portfolio Class 2                  102,463 12.99      13.92        1,409,011      0.15     1.52   1.97   21.20    21.75
SAST SA Boston Company Capital
  Growth Portfolio Class 3                2,989,482 12.64      15.57       44,215,953      0.09     1.10   2.17   20.84    22.14

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                  December 31, 2017                     For the Year Ended December 31, 2017
                                       ---------------------------------------------  ----------------------------------------
                                                                                      Investment    Expense         Total
                                                  Unit Value ($)/(a)/                            Ratio (%)/(d)/ Return (%)/(e)/
                                                  -------------------      Net          Income   -------------- --------------
                                                                                        Ratio
Sub-accounts                             Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                           ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA Columbia Technology
  Portfolio Class 1                     2,093,063  5.85       6.11      12,769,743       0.00     1.52   1.77   32.82    33.16
SAST SA Columbia Technology
  Portfolio Class 2                       730,919  5.54       6.07       4,319,847       0.00     1.40   1.97   32.36    33.11
SAST SA Columbia Technology
  Portfolio Class 3                     3,895,817 23.66      24.41      45,653,006       0.00     1.10   2.30   31.80    33.38
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                     2,228,471  9.99      11.39      26,448,880       0.30     0.80   1.77   -1.05    -0.15
SAST SA DFA Ultra Short Bond
  Portfolio Class 2                       560,787 10.83      11.60       6,436,847       0.11     1.52   1.97   -1.40    -0.95
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                    15,005,045  7.96       9.43     145,166,212       0.03     1.00   2.30   -1.82    -0.54
SAST SA Dogs of Wall Street Portfolio
  Class 1                                 894,760 29.70      30.99      27,695,274       2.24     1.52   1.77   16.74    17.03
SAST SA Dogs of Wall Street Portfolio
  Class 2                                 207,186 28.29      30.29       6,220,861       2.12     1.52   1.97   16.33    16.86
SAST SA Dogs of Wall Street Portfolio
  Class 3                               4,536,213 16.67      23.50     118,646,939       2.13     1.10   2.30   15.84    17.23
SAST SA Federated Corporate Bond
  Portfolio Class 1                     1,705,764 29.97      31.29      53,276,131       4.40     1.52   1.77    4.77     5.03
SAST SA Federated Corporate Bond
  Portfolio Class 2                       511,063 28.47      30.55      15,464,857       4.06     1.52   1.97    4.41     4.88
SAST SA Federated Corporate Bond
  Portfolio Class 3                    30,602,211 11.34      16.09     644,587,323       4.29     1.00   2.30    3.96     5.32
SAST SA Fixed Income Index Portfolio
  Class 3                                 100,488 10.01      10.02       1,006,326       0.00     1.15   1.70    0.07     0.20
SAST SA Fixed Income Intermediate
  Index Portfolio Class 3                  81,380  9.91       9.92         807,053       0.00     1.15   1.55   -0.89    -0.80
SAST SA Franklin Foreign Value
  Portfolio Class 2                       624,363 19.93      21.64      13,450,684       2.52     1.52   1.97   19.22    19.75
SAST SA Franklin Foreign Value
  Portfolio Class 3                    26,653,126 11.18      11.72     405,761,879       2.44     1.10   2.30   18.71    20.14
SAST SA Franklin Small Company
  Value Portfolio Class 3               9,350,466 14.95      17.87     172,345,919       0.39     1.10   2.30    7.06     8.35
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                       894,435 14.31      22.74      20,275,282       2.93     1.52   1.77    4.94     5.20
SAST SA Goldman Sachs Global Bond
  Portfolio Class 2                       190,433 20.71      22.18       4,181,119       2.66     1.52   1.97    4.58     5.05
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                    16,333,967  9.95      11.49     232,541,688       2.79     1.00   2.30    4.13     5.49
SAST SA Goldman Sachs Multi-Asset
  Insights Portfolio Class 3               66,524 10.29      10.30         684,988       0.22     1.15   1.55    2.89     2.99
SAST SA Index Allocation 60-40
  Portfolio Class 1                         3,296            11.09          36,553       0.90            0.55            10.91
SAST SA Index Allocation 60-40
  Portfolio Class 3                     2,196,778 10.95      11.02      24,151,784       0.68     1.00   1.70    9.52    10.21
SAST SA Index Allocation 80-20
  Portfolio Class 3                     5,324,505 11.25      11.32      60,146,364       1.07     1.00   1.70   12.54    13.25
SAST SA Index Allocation 90-10
  Portfolio Class 1                        12,090            11.57         139,833       0.00            0.55            15.66
SAST SA Index Allocation 90-10
  Portfolio Class 3                    14,744,972 11.40      11.49     169,041,332       1.05     1.00   1.95   13.96    14.93
SAST SA International Index Portfolio
  Class 3                                  13,191 10.33      10.35         136,435       1.80     1.15   1.80    3.32     3.48
SAST SA Invesco Growth Opportunities
  Portfolio Class 1                       658,025 11.15      11.63       7,644,244       0.00     1.52   1.77   22.67    22.97
SAST SA Invesco Growth Opportunities
  Portfolio Class 2                       232,088 10.58      11.37       2,613,375       0.00     1.52   1.97   22.24    22.79
SAST SA Invesco Growth Opportunities
  Portfolio Class 3                     9,032,810 15.11      20.09     138,642,573       0.00     1.10   2.30   21.72    23.18
SAST SA Janus Focused Growth
  Portfolio Class 1                       521,692 21.58      22.52      11,733,946       0.00     1.52   1.77   27.88    28.20
SAST SA Janus Focused Growth
  Portfolio Class 2                       429,263 21.12      21.97       9,363,245       0.00     1.52   1.77   27.69    28.00
SAST SA Janus Focused Growth
  Portfolio Class 3                     4,844,465 15.20      18.50      99,116,815       0.00     1.10   2.30   26.89    28.41
SAST SA JPMorgan Balanced Portfolio
  Class 1                               1,516,772 15.38      28.44      42,911,852       1.59     1.52   1.77   12.56    12.84
SAST SA JPMorgan Balanced Portfolio
  Class 2                                 285,880 25.89      27.75       7,830,579       1.41     1.52   1.97   12.17    12.67
SAST SA JPMorgan Balanced Portfolio
  Class 3                               6,121,123 13.96      16.50     119,496,366       1.45     1.00   2.30   11.69    13.14
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                     1,104,487 21.59      33.73      24,911,399       2.05     1.52   1.77   39.79    40.14
SAST SA JPMorgan Emerging Markets
  Portfolio Class 2                       190,908 20.50      21.99       4,158,759       1.89     1.52   1.97   39.31    39.93
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                     7,650,357 11.46      12.48     126,652,852       1.74     1.10   2.30   38.71    40.38
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                     2,083,378 18.30      60.17     123,687,488       2.07     1.52   1.77   16.22    16.51
SAST SA JPMorgan Equity-Income
  Portfolio Class 2                       154,933 54.59      58.65       8,988,827       1.91     1.52   1.97   15.81    16.34
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                     6,070,332 16.15      18.15     140,944,540       1.91     1.10   2.30   15.32    16.71
SAST SA JPMorgan Global Equities
  Portfolio Class 1                     1,235,550 32.66      34.08      41,995,898       1.81     1.52   1.77   22.17    22.47
SAST SA JPMorgan Global Equities
  Portfolio Class 2                       114,017 31.12      33.99       3,790,728       1.68     1.40   1.97   21.74    22.44
SAST SA JPMorgan Global Equities
  Portfolio Class 3                     1,565,465 14.10      14.28      30,823,302       1.59     1.10   2.30   21.22    22.68
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                     1,278,053 28.32      29.50      37,655,182       2.31     1.52   1.77    2.13     2.39
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                       221,946 27.62      28.78       6,341,421       2.18     1.52   1.77    1.98     2.23
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                    43,011,014 10.19      12.97     703,755,258       2.16     1.00   2.30    1.34     2.66
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                     1,337,546 14.42      25.24      33,512,190       0.00     1.52   1.77   27.38    27.70
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 2                       525,997 22.94      25.16      12,833,247       0.00     1.40   1.97   26.94    27.66
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                     4,655,356 16.73      22.92     112,694,882       0.00     1.10   2.30   26.39    27.91
SAST SA Large Cap Index Portfolio
  Class 3                                 553,199 10.48      10.49       5,798,341       0.00     1.15   1.55    4.81     4.91
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1               4,994,805 23.04      69.68     345,232,161       1.76     1.52   1.77   18.46    18.76
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 2                 638,187 63.27      69.46      43,046,918       1.59     1.40   1.97   18.05    18.72
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3              12,159,415 15.98      17.50     413,453,388       1.54     1.10   2.30   17.55    18.96
SAST SA Legg Mason Tactical
  Opportunities Portfolio Class 1           2,314            10.31          23,851       0.36            0.55             3.05
SAST SA Legg Mason Tactical
  Opportunities Portfolio Class 3         283,268 10.28      10.29       2,912,461       0.27     1.15   1.55    2.76     2.85
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                       628,960 12.30      15.61       8,154,326       0.72     1.52   1.77   24.81    25.13
SAST SA MFS Blue Chip Growth
  Portfolio Class 2                       224,398 11.72      12.55       2,793,112       0.53     1.52   1.97   24.38    24.94
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                     5,856,762 17.43      19.34      99,386,742       0.47     1.10   2.30   23.85    25.34
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1               1,037,465 21.12      48.03      49,594,539       1.04     1.52   1.77   21.26    21.56
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 2                 179,689 43.89      46.92       8,355,736       0.85     1.52   1.97   20.84    21.38
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3               9,771,722 16.01      19.81     261,223,335       0.81     1.10   2.30   20.32    21.77
SAST SA MFS Telecom Utility
  Portfolio Class 1                       422,559 25.45      26.55      11,206,865       2.68     1.52   1.77   12.99    13.27
SAST SA MFS Telecom Utility
  Portfolio Class 2                        47,993 24.93      25.92       1,227,250       2.48     1.52   1.77   12.82    13.10
SAST SA MFS Telecom Utility
  Portfolio Class 3                     1,112,532 12.43      17.55      22,400,428       2.41     1.10   2.30   12.11    13.46
SAST SA MFS Total Return Bond
  Portfolio Class 1                     2,420,528 20.10      44.95     107,789,576       2.46     1.52   1.77   10.26    10.54

                                           December 31, 2017                      For the Year Ended December 31, 2017
                               ----------------------------------------------  -------------------------------------------
                                                                                Investment       Expense         Total
                                           Unit Value ($)/(a)/                                Ratio (%)/(d)/ Return (%)/(e)/
                                           -------------------      Net           Income      -------------- --------------
Sub-accounts                      Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                   ----------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST SA MFS Total Return Bond
  Portfolio Class 2                663,581 40.91      43.88       28,831,401       2.29        1.52   1.97    9.88    10.37
SAST SA MFS Total Return Bond
  Portfolio Class 3              6,814,323 13.40      15.36      177,549,051       2.28        1.00   2.30    9.41    10.84
SAST SA Mid Cap Index
  Portfolio Class 3                 16,855 10.43      10.45          176,136       0.60        1.15   1.95    4.35     4.54
SAST SA Morgan Stanley
  International Equities
  Portfolio Class 1              1,839,686 15.72      16.40       30,148,322       1.20        1.52   1.77   22.86    23.17
SAST SA Morgan Stanley
  International Equities
  Portfolio Class 2                635,865 14.95      16.02       10,105,910       1.03        1.52   1.97   22.43    22.98
SAST SA Morgan Stanley
  International Equities
  Portfolio Class 3              8,553,906 11.09      11.41      123,218,042       0.97        1.10   2.30   21.91    23.37
SAST SA Oppenheimer Main
  Street Large Cap Portfolio
  Class 1                          681,584 36.63      38.23       26,027,800       1.03        1.52   1.77   14.83    15.11
SAST SA Oppenheimer Main
  Street Large Cap Portfolio
  Class 2                           99,114 34.75      37.32        3,671,426       0.84        1.52   1.97   14.43    14.94
SAST SA Oppenheimer Main
  Street Large Cap Portfolio
  Class 3                        2,416,386 16.10      18.07       59,024,297       0.83        1.10   2.30   13.94    15.31
SAST SA PIMCO VCP Tactical
  Balanced Portfolio Class 3    90,455,794 10.92      12.53    1,173,983,269       0.19        1.00   2.15    9.16    13.72
SAST SA PineBridge High-Yield
  Bond Portfolio Class 1         1,156,588 31.58      32.91       38,016,279       9.09        1.52   1.77    7.81     8.08
SAST SA PineBridge High-Yield
  Bond Portfolio Class 2           246,858 29.89      32.11        7,827,063       8.89        1.52   1.97    7.44     7.92
SAST SA PineBridge High-Yield
  Bond Portfolio Class 3         5,860,995 11.97      14.54      116,360,217       0.00        1.10   2.30    6.98     8.27
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                        1,625,391 12.54      18.24       29,412,803       1.53        1.52   1.77   22.32    22.62
SAST SA Putnam International
  Growth and Income Portfolio
  Class 2                          292,252 16.68      17.83        5,160,572       1.37        1.52   1.97   21.89    22.44
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                        7,426,724  9.62      11.79      115,766,412       1.23        1.10   2.30   21.37    22.83
SAST SA Pyramis Real Estate
  Portfolio Class 1                630,704 35.96      37.52       23,652,055       2.74        1.52   1.77    3.54     3.80
SAST SA Pyramis Real Estate
  Portfolio Class 2                151,544 34.17      36.63        5,498,633       2.54        1.52   1.97    3.18     3.64
SAST SA Pyramis Real Estate
  Portfolio Class 3              9,501,089 11.92      12.54      182,914,559       2.60        1.10   2.30    2.74     3.98
SAST SA Schroders VCP Global
  Allocation Portfolio Class 1      14,826            11.14          165,195       0.00               0.55            11.43
SAST SA Schroder's VCP Global
  Allocation Portfolio Class 3  44,083,192 10.79      11.87      532,884,307       0.00        1.00   2.30    7.92    10.53
SAST SA Small Cap Index
  Portfolio Class 3                 12,405 10.14      10.16          125,918       0.23        1.15   1.95    1.38     1.57
SAST SA T. Rowe Price Asset
  Allocation Growth Portfolio
  Class 3                          521,341 10.28      10.29        5,363,729       0.20        1.15   1.70    2.78     2.92
SAST SA T. Rowe Price VCP
  Balanced Portfolio Class 3    75,659,289 11.03      12.19      939,117,877       0.03        0.85   2.30   10.31    16.21
SAST SA VCP Dynamic
  Allocation Portfolio Class 1       2,865 11.65      11.68           33,454       1.11        0.55   0.80   16.52    16.78
SAST SA VCP Dynamic
  Allocation Portfolio Class 3 661,860,534 11.17      13.64    9,416,742,282       1.10        1.00   2.15   11.65    17.40
SAST SA VCP Dynamic Strategy
  Portfolio Class 1                  2,896            11.55           33,455       1.08               0.55            15.53
SAST SA VCP Dynamic Strategy
  Portfolio Class 3            429,754,292 11.10      13.46    6,014,279,127       1.07        1.00   2.15   11.02    15.85
SAST SA VCP Index Allocation
  Portfolio Class 3                948,845 10.38      10.40        9,859,521       0.29        1.00   1.95    3.76     3.98
SAST SA WellsCap Aggressive
  Growth Portfolio Class 1         908,624 13.65      26.90       24,394,787       0.00        1.52   1.77   27.32    27.64
SAST SA WellsCap Aggressive
  Growth Portfolio Class 2         115,170 24.44      26.22        2,993,503       0.00        1.52   1.97   26.88    27.45
SAST SA WellsCap Aggressive
  Growth Portfolio Class 3       1,335,480 15.51      15.64       25,328,561       0.00        1.10   2.30   26.33    27.85
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1       1,099,281 35.11      36.63       40,191,723       0.27        1.52   1.77   33.31    33.64
SAST SA WellsCap Fundamental
  Growth Portfolio Class 2          67,911 33.28      35.73        2,394,692       0.13        1.52   1.97   32.84    33.44
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3       1,980,283 16.75      19.06       59,517,003       0.02        1.10   2.30   32.28    33.87
VALIC Company I Global Social
  Awareness Fund                    76,390 12.46      12.94          979,815       1.33        1.10   1.40   21.01    21.37
VALIC Company I International
  Equities Index Fund              410,941 11.50      11.59        4,727,345       2.29        1.10   1.40   22.63    22.99
VALIC Company I Mid Cap Index
  Fund                             275,964 13.04      13.98        3,780,228       0.97        1.10   1.40   14.30    14.64
VALIC Company I Nasdaq-100
  Index Fund                       161,740 13.74      15.59        2,472,309       0.65        1.10   1.70   30.07    30.85
VALIC Company I Small Cap
  Index Fund                       234,208 12.59      14.02        3,155,328       0.86        1.10   1.40   12.79    13.13
VALIC Company I Stock Index
  Fund                             822,663 12.66      13.85       11,281,677       1.43        1.10   1.70   19.37    20.09
                               ----------- -----      -----    -------------       ----        ----   ----   -----    -----

                                          December 31, 2016                      For the Year Ended December 31 2016
                               --------------------------------------------  -------------------------------------------
                                                                              Investment       Expense         Total
                                         Unit Value ($)/(a)/                                Ratio (%)/(d)/ Return (%)/(e)/
                                         -------------------      Net           Income      -------------- --------------
Sub-accounts                     Units   Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                   --------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset
  Allocation Fund Class 2      2,492,696  23.79     24.65      61,334,068        1.55        1.52   1.77    7.50     7.76
American Funds Asset
  Allocation Fund Class 3        470,444  73.48     74.91      35,208,315        1.61        1.30   1.40    7.97     8.07
American Funds Global Growth
  Fund Class 2                 5,013,782  31.28     33.37     166,224,486        0.85        1.52   1.97   -1.34    -0.89
American Funds Growth Fund
  Class 2                      7,384,493  31.58     33.67     246,740,667        0.73        1.52   1.97    7.36     7.84
American Funds Growth Fund
  Class 3                        586,505 306.81    312.74     183,295,257        0.79        1.30   1.40    8.04     8.15
American Funds Growth-Income
  Fund Class 2                 8,729,063  27.05     28.85     250,139,701        1.40        1.52   1.97    9.35     9.84
American Funds Growth-Income
  Fund Class 3                   721,420 212.21    216.31     155,902,692        1.46        1.30   1.40   10.05    10.16
American Funds High-Income
  Bond Fund Class 3              125,945  99.31    101.23      12,743,372        6.13        1.30   1.40   16.05    16.17
American Funds Insurance
  Series Capital Income
  Builder Class 4                127,777   9.45      9.89       1,258,272        3.23        1.10   1.70    2.04     2.65
American Funds International
  Fund Class 3                   477,077  54.97     56.04      26,709,811        1.33        1.30   1.40    2.14     2.24
American Funds U.S.
  Government AAA-Rated
  Securities Fund Class 3        259,915  39.63     40.40      10,492,781        1.43        1.30   1.40   -0.17    -0.07
American Funds Ultra-Short
  Bond Fund Class 3              198,630  19.49     19.86       3,944,222        0.00        1.30   1.40   -1.48    -1.38
AST SA BlackRock Multi-Asset
  Income Portfolio Class 3       367,303  10.27     10.93       4,147,291        3.46        1.10   2.30    3.86     5.11
AST SA Edge Asset Allocation
  Portfolio Class 1            2,299,860  37.85     39.36      90,508,614        2.78        1.52   1.77    8.84     9.11
AST SA Edge Asset Allocation
  Portfolio Class 2              146,465  35.98     38.47       5,542,476        2.56        1.52   1.97    8.46     8.95
AST SA Edge Asset Allocation
  Portfolio Class 3            1,624,960  11.98     14.90      37,824,677        2.54        1.10   2.30    7.99     9.29
AST SA Wellington Capital
  Appreciation Portfolio
  Class 1                      2,649,737  24.87     95.66     249,778,064        0.00        1.52   1.77    0.20     0.45
AST SA Wellington Capital
  Appreciation Portfolio
  Class 2                        425,984  88.63     95.13      39,599,243        0.00        1.40   1.97   -0.15     0.42
                               ---------  ------   ------     -----------        ----        ----   ----   -----    -----

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2016                       For the Year Ended December 31 2016
                                     ---------------------------------------------  -------------------------------------------
                                                                                     Investment       Expense         Total
                                                Unit Value ($)/(a)/                                Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
AST SA Wellington Capital
  Appreciation Portfolio Class 3      9,920,776 14.26      21.67     397,797,256         0.00       1.10   2.30   -0.58     0.62
AST SA Wellington Government and
  Quality Bond Portfolio Class 1      3,038,083 13.95      21.25      64,177,183         1.42       1.52   1.77   -0.31    -0.06
AST SA Wellington Government and
  Quality Bond Portfolio Class 2      1,205,009 19.46      20.80      24,863,926         1.18       1.52   1.97   -0.66    -0.21
AST SA Wellington Government and
  Quality Bond Portfolio Class 3     34,857,836 10.00      11.25     532,095,378         1.21       1.10   2.30   -1.08     0.11
AST SA Wellington Growth Portfolio
  Class 1                             1,220,490 49.03      51.02      62,200,041         1.00       1.52   1.77    5.52     5.78
AST SA Wellington Growth Portfolio
  Class 2                               344,929 46.81      49.94      17,064,576         0.80       1.52   1.97    5.15     5.63
AST SA Wellington Growth Portfolio
  Class 3                             2,396,140 12.86      44.29      83,328,327         0.74       1.10   2.17    4.84     5.96
AST SA Wellington Multi-Asset
  Income Portfolio Class 3               36,876  9.91       9.92         365,573         0.00       1.15   1.30   -1.34    -1.30
AST SA Wellington Natural Resources
  Portfolio Class 1                     589,517 37.64      39.17      23,071,675         4.21       1.52   1.77   27.69    28.00
AST SA Wellington Natural Resources
  Portfolio Class 2                     141,328 35.95      38.44       5,344,708         4.22       1.52   1.97   27.24    27.81
AST SA Wellington Natural Resources
  Portfolio Class 3                   4,084,353  7.49       8.42      69,625,125         4.02       1.10   2.30   26.70    28.22
BlackRock Global Allocation V.I.
  Fund Class III                        219,791  9.47       9.97       2,130,989         1.25       1.10   1.70    2.06     2.67
BlackRock iShares Alternative
  Strategies V.I. Fund Class III         98,350  9.70      10.43       1,005,132         3.10       1.10   1.70    4.43     5.06
BlackRock iShares Dynamic
  Allocation V.I. Fund Class III         34,361  9.49      10.05         341,871         2.06       1.10   1.70    4.38     5.00
BlackRock iShares Dynamic Fixed
  Income V.I. Fund Class III             11,664  9.87      10.00         115,871         2.36       1.10   1.40    1.89     2.19
BlackRock iShares Equity
  Appreciation V.I. Fund Class III       14,686  9.51       9.97         143,427         1.80       1.10   1.40    7.54     7.86
Columbia VP Asset Allocation Fund
  Class 1                                45,110 16.00      16.63         749,358         2.23       1.52   1.77    3.52     3.77
Columbia VP Dividend Opportunity
  Fund Class 1                          103,609 16.40      17.07       1,758,478         0.00       1.52   1.77   11.68    11.96
Columbia VP Emerging Markets Bond
  Fund Class 2                              206 10.15      10.25           2,111         4.42       1.10   1.70    9.21     9.86
Columbia VP Income Opportunities
  Fund Class 1                          559,044 22.96      24.93      13,688,680        10.22       1.52   2.17    8.56     9.26
Columbia VP Large Cap Growth Fund
  Class 1                             2,242,342 10.41      10.46      23,434,619         0.00       1.52   2.17    4.13     4.59
Columbia VP Limited Duration Credit
  Fund Class 2                            2,720             9.91          26,949         9.90              1.10             4.13
Columbia VP Loomis Sayles Growth
  Fund Class 1                          161,969 10.43      10.45       1,691,351         0.00       1.52   1.77    4.29     4.46
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1               21,650 15.05      17.03         362,690         0.00       1.52   2.02    0.25     0.75
Columbia VP Select International
  Equity Class 2                        131,396  9.69       9.71       1,275,309         1.12       1.52   1.77   -3.09    -2.93
Columbia VP Small Company Growth
  Fund Class 1                           36,596 17.88      18.61         677,629         0.00       1.52   1.77   10.77    11.05
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2         3,615,670 12.04      13.41      46,566,420         3.84       1.10   2.30   10.61    11.95
FTVIP Franklin Income VIP Fund
  Class 2                            10,442,843 12.92      14.42     144,932,320         4.79       1.10   2.30   11.44    12.78
FTVIP Franklin Strategic Income VIP
  Fund Class 2                           63,662  9.88       9.99         630,437         3.55       1.10   1.70    6.12     6.76
Goldman Sachs VIT Global Trends
  Allocation Fund Service Class           3,937             9.79          38,529         0.26              1.10             3.20
Goldman Sachs VIT Government Money
  Market Fund Service Class           5,594,375  9.87       9.93      55,423,130         0.02       1.10   1.95   -1.27    -0.70
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Advisor
  Class                                  85,350  9.16       9.17         780,226         0.84       1.10   1.70   -1.41    -0.82
Goldman Sachs VIT Strategic Income
  Fund Advisor Class                     21,309  9.44       9.74         203,632         1.97       1.10   1.35   -0.61    -0.36
Invesco V.I. American Franchise
  Fund Series II                        977,733 13.72      17.18      16,946,377         0.00       1.10   2.30   -0.30     0.90
Invesco V.I. Balanced-Risk
  Allocation Fund Series II              36,089 10.25      10.61         375,051         0.20       1.10   1.40    9.97    10.30
Invesco V.I. Comstock Fund Series II 16,979,208 13.17      15.34     318,217,781         1.28       1.10   2.30   14.33    15.71
Invesco V.I. Growth and Income Fund
  Series II                          21,778,769 13.76      16.02     452,698,782         0.87       1.10   2.30   16.72    18.13
Ivy Funds VIP Asset Strategy Class A     38,574  8.32       8.69         330,670         0.50       1.10   1.70   -4.21    -3.63
Lord Abbett Fund Bond Debenture
  Portfolio Class VC                     93,065 10.26      10.83         999,703         6.24       1.10   1.70   10.25    10.91
Lord Abbett Fund Fundamental Equity
  Portfolio Class VC                     16,046            11.31         181,508         1.23              1.10            14.48
Lord Abbett Fund Growth and Income
  Portfolio Class VC                 11,722,972 13.48      13.62     201,147,166         1.44       1.10   2.30   14.46    15.84
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                    848,772 21.64      22.46      19,014,948         0.48       1.52   1.77   14.36    14.64
Lord Abbett Fund Short Duration
  Portfolio Class VC                     82,407  9.98      10.13         831,951         2.42       1.10   1.70    1.73     2.34
Morgan Stanley VIF Global
  Infrastructure Portfolio II Class
  II Shares                              86,395  9.16       9.80         832,603         1.83       1.10   1.70   13.03    13.71
Neuberger Berman AMT Absolute
  Return Multi-Manager Fund
  Portfolio S Class                      86,558  8.91       9.18         791,223         0.00       1.10   1.70   -2.32    -1.73
PIMCO VIT All Asset Portfolio
  Advisor Class                           4,141  9.71       9.86          40,334         2.19       1.10   1.40   11.34    11.67
PIMCO VIT Emerging Markets Bond
  Portfolio Advisor Class                12,726 10.35      10.69         132,663         3.99       1.10   1.40   11.63    11.96
PIMCO VIT Unconstrained Bond
  Portfolio Advisor Class                73,697  9.93      10.03         737,334         1.76       1.10   1.70    2.87     3.49
PVC Diversified International
  Account Class 1                       104,876  6.98       7.37         767,571         2.11       1.40   1.80   -1.43    -1.03
PVC Diversified International
  Account Class 2                        52,785  6.58       6.96         362,771         2.04       1.55   1.95   -1.82    -1.42
PVC Equity Income Account Class 1       808,983 15.87      16.88      13,498,791         2.67       1.40   1.80   13.66    14.11
PVC Equity Income Account Class 2       540,798 14.91      15.31       8,425,726         2.48       1.52   1.95   13.21    13.70
PVC Government & High Quality Bond
  Account Class 1                       303,754  8.14       8.65       2,572,503         3.56       1.40   1.80   -0.01     0.39
PVC Government & High Quality Bond
  Account Class 2                       107,931  7.65       8.11         868,977         3.60       1.55   1.95   -0.41    -0.02
PVC Income Account Class 1              388,160 10.13      10.78       4,140,656         4.54       1.40   1.80    3.84     4.25
PVC Income Account Class 2              200,256  9.60      10.20       2,034,448         4.71       1.55   1.95    3.49     3.90
PVC LargeCap Growth Account Class 1      46,464 10.35      11.01         506,909         0.26       1.40   1.80   -6.82    -6.45
PVC LargeCap Growth Account Class 2      37,831  9.79      10.39         390,805         0.08       1.55   1.95   -7.20    -6.83
PVC Mid Cap Blend Acct Class 1           85,276 20.14      21.41       1,795,986         0.40       1.40   1.80    8.40     8.84
PVC Mid Cap Blend Acct Class 2           32,010 18.91      20.09         637,942         0.12       1.55   1.95    7.99     8.42
PVC Principal Capital Appreciation
  Account Class 1                       440,632 21.20      22.55       9,859,066         1.08       1.40   1.80    7.17     7.60
PVC Principal Capital Appreciation
  Account Class 2                        92,625 19.88      21.12       1,942,782         0.84       1.55   1.95    6.76     7.18
PVC Real Estate Securities Account
  Class 1                                13,147 30.39      32.19         421,391         1.42       1.40   1.80    3.96     4.38
PVC Real Estate Securities Account
  Class 2                                 8,136 30.05      30.99         250,660         1.22       1.55   1.70    3.76     3.91
PVC SAM Balanced Portfolio Class 1    2,170,674 14.23      15.13      32,182,335         2.08       1.40   1.80    4.92     5.34
                                     ---------- -----      -----     -----------        -----       ----   ----   -----    -----

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES OF FINANCIAL STATEMENTS (CONTINUED)


                                                  December 31, 2016                     For the Year Ended December 31 2016
                                       ---------------------------------------------  ----------------------------------------
                                                                                      Investment    Expense         Total
                                                  Unit Value ($)/(a)/      Net          Income   Ratio (%)/(d)/ Return (%)/(e)/
                                       ---------- ------------------- --------------  ---------- -------------- --------------
                                                                                        Ratio
Sub-accounts                             Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                           ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
PVC SAM Balanced Portfolio Class 2      2,043,509 13.43      14.33       28,981,100      1.83     1.52   1.95    4.57     5.02
PVC SAM Conservative Balanced
  Portfolio Class 1                       290,260  9.98      10.61        3,038,294      2.43     1.40   1.80    4.48     4.90
PVC SAM Conservative Balanced
  Portfolio Class 2                       334,936  9.43      14.02        3,437,949      2.17     1.52   1.95    4.03     4.48
PVC SAM Conservative Growth
  Portfolio Class 1                     1,063,647 14.94      15.88       16,493,154      1.40     1.40   1.80    5.09     5.51
PVC SAM Conservative Growth
  Portfolio Class 2                     1,119,781 14.05      14.97       16,542,913      1.17     1.52   1.95    4.70     5.15
PVC SAM Flexible Income Portfolio
  Class 1                                 509,471 11.33      12.07        6,036,946      3.15     1.40   1.80    5.14     5.56
PVC SAM Flexible Income Portfolio
  Class 2                                 573,433 10.72      14.05        6,504,225      3.08     1.52   1.95    4.68     5.13
PVC SAM Strategic Growth Portfolio
  Class 1                                 219,047 16.28      17.29        3,730,405      1.36     1.40   1.80    4.26     4.68
PVC SAM Strategic Growth Portfolio
  Class 2                                 407,450 15.32      16.37        6,563,683      1.19     1.52   1.95    3.87     4.31
PVC Short-Term Income Account Class
  1                                       177,800  7.34       7.81        1,357,068      2.86     1.40   1.80    0.32     0.72
PVC Short-Term Income Account Class
  2                                       132,546  6.96       7.39          965,232      2.28     1.55   1.95    0.04     0.44
PVC Small Cap Blend Account Class 1        57,427 12.09      12.84          716,661      0.24     1.40   1.80   15.30    15.76
PVC Small Cap Blend Account Class 2        32,325 11.39      12.06          386,646      0.07     1.55   1.95   14.90    15.36
SST SA Allocation Balanced Portfolio
  Class 3                               9,119,217 10.32      13.28      129,162,151      1.85     1.10   2.30    2.84     4.08
SST SA Allocation Growth Portfolio
  Class 3                               1,856,917 10.37      14.04       27,253,677      1.68     1.10   2.15    3.50     4.59
SST SA Allocation Moderate Growth
  Portfolio Class 3                    13,266,860 10.35      13.26      187,803,555      1.74     1.10   2.30    3.26     4.50
SST SA Allocation Moderate Portfolio
  Class 3                              12,342,311 10.34      13.36      176,012,657      1.72     1.10   2.30    3.18     4.42
SST Asset Allocation Diversified
  Growth Portfolio Class 3                 35,541 10.31      10.77          363,204      0.94     1.10   1.40    5.63     5.95
SST SA Mult-Managed Diversified
  Fixed Income Portfolio Class 3           11,676 10.00      10.15          117,253      1.22     1.10   1.40    1.76     2.06
SST SA Mult-Managed International
  Equity Portfolio Class 3                 25,297  9.06       9.14          229,722      1.62     1.10   1.40   -1.72    -1.42
SST SA Mult-Managed Large Cap
  Growth Portfolio Class 3                  7,720 10.46      11.04           80,367      0.18     1.10   1.40    1.44     1.74
SST SA Mult-Managed Large Cap
  Value Portfolio Class 3                  10,958 10.58      10.98          117,223      1.51     1.10   1.40   13.19    13.53
SST SA Mult-Managed Mid Cap
  Growth Portfolio Class 3                 28,632 10.11      10.77          302,355      0.00     1.10   1.40    3.06     3.37
SST SA Wellington Real Return
  Portfolio Class 3                    26,513,148  9.94      10.58      299,204,645      0.00     1.10   2.30    1.35     2.57
SST SA Columbia Focused Growth
  Portfolio Class 3                         4,724             9.24           43,676      0.00            1.10           -10.11
SST SA Columbia Focused Value
  Portfolio Class 3                         5,080 10.80      11.61           57,717      1.02     1.10   1.70   17.02    17.72
SST SA Multi-Managed Mid Cap Value
  Portfolio Class 3                        28,179 10.57      11.21          307,756      0.97     1.10   1.40   14.13    14.48
SST SA Multi-Managed Small Cap
  Portfolio Class 3                        14,191 10.87      11.86          162,460      0.00     1.10   1.40   16.98    17.34
SST SA T. Rowe Price Growth Stock
  Portfolio Class 3                        21,527  9.90      11.31          236,869      0.00     1.10   1.70   -0.71    -0.11
SAST Invesco VCP Value Portfolio
  Class 3                              78,488,067 10.70      11.94      962,839,411      0.66     1.10   2.15    7.52     8.65
SAST SA AB Growth Portfolio Class 1     2,525,631 16.18      61.49      153,724,858      0.20     1.52   1.77    1.02     1.27
SAST SA AB Growth Portfolio Class 2       294,065 56.09      61.33       17,516,431      0.04     1.40   1.97    0.66     1.24
SAST SA AB Growth Portfolio Class 3     2,620,315 15.06      17.90       98,137,751      0.00     1.10   2.30    0.23     1.44
SAST SA AB Small & Mid Cap Value
  Portfolio Class 2                       411,577 33.48      35.73       14,606,638      0.23     1.52   1.97   22.34    22.89
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                    15,477,739 14.15      19.78      414,810,848      0.13     1.10   2.30   21.82    23.29
SAST SA American Funds Asset
  Allocation Portfolio Class 3         16,750,562 12.20      14.47      259,103,746      1.74     1.10   2.30    6.62     7.91
SAST SA American Funds Global
  Growth Portfolio Class 3             23,925,284 12.02      15.07      383,199,593      1.69     1.10   2.30   -1.93    -0.75
SAST SA American Funds Growth
  Portfolio Class 3                    17,720,152 13.75      16.02      302,223,973      0.32     1.10   2.30    6.70     7.99
SAST SA American Funds Growth-
  Income Portfolio Class 3             14,664,143 13.71      15.35      238,231,669      1.41     1.10   2.30    8.69     9.99
SAST SA American Funds VCP
  Managed Asset Allocation Portfolio
  Class 3                              87,433,286 10.38      12.00    1,083,367,773      0.75     1.10   2.15    4.73     5.83
SAST SA BlackRock VCP Global Multi
  Asset Portfolio Class 3              37,804,236 10.32      10.42      392,953,337      0.06     1.10   2.15    3.19     4.21
SAST SA Boston Company Capital
  Growth Portfolio Class 1                385,795 11.23      11.69        4,499,477      0.18     1.52   1.77    0.56     0.81
SAST SA Boston Company Capital
  Growth Portfolio Class 2                122,508 10.72      11.43        1,385,608      0.02     1.52   1.97    0.21     0.66
SAST SA Boston Company Capital
  Growth Portfolio Class 3              3,469,979 10.46      12.75       41,695,756      0.00     1.10   2.17   -0.09     0.98
SAST SA Columbia Technology
  Portfolio Class 1                     2,142,987  4.41       4.59        9,818,919      0.00     1.52   1.77   14.78    15.07
SAST SA Columbia Technology
  Portfolio Class 2                       749,966  4.19       4.56        3,335,976      0.00     1.40   1.97   14.38    15.04
SAST SA Columbia Technology
  Portfolio Class 3                     4,304,127 17.74      18.52       35,541,994      0.00     1.10   2.30   13.89    15.26
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                     2,220,534  8.97      11.98       26,566,749      0.00     1.52   1.77   -1.84    -1.60
SAST SA DFA Ultra Short Bond
  Portfolio Class 2                       594,953 10.98      11.71        6,918,068      0.00     1.52   1.97   -2.18    -1.74
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                    16,545,399  8.10       9.45      162,598,335      0.00     1.10   2.30   -2.60    -1.43
SAST SA Dogs of Wall Street Portfolio
  Class 1                               1,015,867 25.44      26.48       26,869,209      2.30     1.52   1.77   15.87    16.15
SAST SA Dogs of Wall Street Portfolio
  Class 2                                 234,696 24.32      25.92        6,032,698      2.08     1.52   1.97   15.46    15.98
SAST SA Dogs of Wall Street Portfolio
  Class 3                               4,930,440 14.22      20.28      111,516,305      2.09     1.10   2.30   14.97    16.35
SAST SA Federated Corporate Bond
  Portfolio Class 1                     1,864,212 28.61      29.79       55,446,454      4.62     1.52   1.77    6.85     7.11
SAST SA Federated Corporate Bond
  Portfolio Class 2                       582,655 27.26      29.13       16,840,051      4.56     1.52   1.97    6.47     6.95
SAST SA Federated Corporate Bond
  Portfolio Class 3                    30,459,042 10.72      15.47      621,684,478      4.35     1.10   2.30    6.02     7.29
SAST SA Franklin Foreign Value
  Portfolio Class 2                       729,118 16.72      18.07       13,121,281      1.65     1.52   1.97   -0.71    -0.26
SAST SA Franklin Foreign Value
  Portfolio Class 3                    31,016,379  9.42       9.76      395,265,253      1.67     1.10   2.30   -1.14     0.05
SAST SA Franklin Small Company
  Value Portfolio Class 3              10,201,524 13.79      16.69      173,968,272      0.43     1.10   2.30   27.60    29.13
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                       978,868 13.64      21.61       21,096,111      0.30     1.52   1.77   -0.46    -0.22
SAST SA Goldman Sachs Global Bond
  Portfolio Class 2                       233,878 19.81      21.11        4,894,067      0.13     1.52   1.97   -0.81    -0.36
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                    16,589,023  9.40      11.04      226,434,646      0.07     1.10   2.30   -1.24    -0.05
SAST SA Invesco Growth Opportunities
  Portfolio Class 1                       723,143  9.09       9.45        6,831,484      0.00     1.52   1.77    2.10     2.35
SAST SA Invesco Growth Opportunities
  Portfolio Class 2                       290,203  8.66       9.26        2,667,479      0.00     1.52   1.97    1.74     2.20

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES OF FINANCIAL STATEMENTS (CONTINUED)


                                                   December 31, 2016                     For the Year Ended December 31 2016
                                       ----------------------------------------------  ----------------------------------------
                                                                                       Investment    Expense         Total
                                                   Unit Value ($)/(a)/      Net          Income   Ratio (%)/(d)/ Return (%)/(e)/
                                       ----------- ------------------- --------------  ---------- -------------- --------------
                                                                                         Ratio
Sub-accounts                              Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                           ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA Invesco Growth
  Opportunities Portfolio Class 3       10,826,280 12.27      16.50      134,846,222      0.00     1.10   2.30    1.31     2.53
SAST SA Janus Focused Growth
  Portfolio Class 1                        590,718 16.88      17.57       10,366,079      0.00     1.52   1.77   -3.17    -2.93
SAST SA Janus Focused Growth
  Portfolio Class 2                        506,392 16.54      17.17        8,632,395      0.00     1.52   1.77   -3.32    -3.08
SAST SA Janus Focused Growth
  Portfolio Class 3                      5,785,018 11.83      14.58       92,635,182      0.00     1.10   2.30   -3.92    -2.77
SAST SA JPMorgan Balanced Portfolio
  Class 1                                1,670,764 13.66      25.21       41,900,949      1.66     1.52   1.77    5.29     5.55
SAST SA JPMorgan Balanced Portfolio
  Class 2                                  316,357 23.08      24.63        7,702,217      1.48     1.52   1.97    4.92     5.39
SAST SA JPMorgan Balanced Portfolio
  Class 3                                5,622,038 12.30      14.77       98,326,149      1.44     1.10   2.30    4.47     5.73
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                      1,183,654 15.45      24.07       19,048,614      2.07     1.52   1.77    8.77     9.04
SAST SA JPMorgan Emerging Markets
  Portfolio Class 2                        219,944 14.72      15.71        3,427,024      1.79     1.52   1.97    8.39     8.88
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                      9,316,070  8.17       9.00      112,121,819      1.67     1.10   2.30    7.93     9.22
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                      2,373,264 15.74      51.65      120,856,489      1.88     1.52   1.77   13.53    13.81
SAST SA JPMorgan Equity-Income
  Portfolio Class 2                        175,757 47.13      50.41        8,777,752      1.72     1.52   1.97   13.13    13.64
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                      6,661,764 13.84      15.74      133,815,899      1.67     1.10   2.30   12.65    14.00
SAST SA JPMorgan Global Equities
  Portfolio Class 1                      1,368,531 12.29      27.82       37,931,551      1.36     1.52   1.77    3.81     4.07
SAST SA JPMorgan Global Equities
  Portfolio Class 2                        132,337 25.56      27.76        3,596,942      1.19     1.40   1.97    3.45     4.04
SAST SA JPMorgan Global Equities
  Portfolio Class 3                      1,768,510 11.63      11.64       28,770,048      1.11     1.10   2.30    3.01     4.25
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                      1,352,999 27.73      28.81       38,943,699      1.93     1.52   1.77    1.56     1.82
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                        249,214 27.08      28.15        6,968,522      1.71     1.52   1.77    1.41     1.66
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                     43,120,503  9.89      12.80      694,664,663      1.66     1.10   2.30    0.78     1.99
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                      1,465,011 11.32      19.76       28,748,693      0.00     1.52   1.77   -1.55    -1.31
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 2                        623,566 18.07      19.71       11,944,767      0.00     1.40   1.97   -1.89    -1.33
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                      5,475,198 13.08      18.14      104,245,595      0.00     1.10   2.30   -2.31    -1.14
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1                5,697,680 19.45      58.68      331,856,875      0.86     1.52   1.77   12.59    12.87
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 2                  770,664 53.60      58.51       43,828,251      0.69     1.40   1.97   12.20    12.84
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3               13,854,264 13.43      14.89      404,313,342      0.61     1.10   2.30   11.72    13.06
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                        657,941  9.85      12.48        6,817,677      0.57     1.52   1.77    4.49     4.75
SAST SA MFS Blue Chip Growth
  Portfolio Class 2                        253,275  9.42      10.05        2,525,947      0.40     1.52   1.97    4.13     4.59
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                      6,716,150 13.91      15.62       90,396,791      0.36     1.10   2.30    3.68     4.93
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1                1,162,651 17.42      39.51       45,623,723      0.86     1.52   1.77    6.73     7.00
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 2                  211,826 36.32      38.66        8,128,044      0.61     1.52   1.97    6.36     6.84
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3               11,336,228 13.15      16.47      251,541,066      0.62     1.10   2.30    5.91     7.18
SAST SA MFS Telecom Utility
  Portfolio Class 1                        483,684 22.52      23.44       11,326,174      2.94     1.52   1.77    8.63     8.90
SAST SA MFS Telecom Utility
  Portfolio Class 2                         60,597 22.10      22.92        1,371,235      2.95     1.52   1.77    8.47     8.74
SAST SA MFS Telecom Utility
  Portfolio Class 3                      1,217,465 10.96      15.66       22,106,968      2.71     1.10   2.30    7.79     9.09
SAST SA MFS Total Return Bond
  Portfolio Class 1                      2,693,485 18.23      40.67      108,584,452      2.29     1.52   1.77    7.16     7.43
SAST SA MFS Total Return Bond
  Portfolio Class 2                        758,634 37.23      39.75       29,893,218      2.08     1.52   1.97    6.79     7.27
SAST SA MFS Total Return Bond
  Portfolio Class 3                      6,682,583 12.04      14.04      167,843,261      2.00     1.10   2.30    6.33     7.61
SAST SA Morgan Stanley International
  Equities Portfolio Class 1             2,046,678 12.79      13.31       27,230,282      1.23     1.52   1.77   -3.67    -3.43
SAST SA Morgan Stanley International
  Equities Portfolio Class 2               769,565 12.21      13.02        9,950,111      1.02     1.52   1.97   -4.01    -3.58
SAST SA Morgan Stanley International
  Equities Portfolio Class 3             9,863,969  9.10       9.25      116,468,102      0.96     1.10   2.30   -4.42    -3.27
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1              772,040 31.90      33.21       25,613,545      0.76     1.52   1.77    9.71     9.98
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 2              122,648 30.37      32.47        3,954,414      0.58     1.52   1.97    9.32     9.81
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3            2,478,652 13.96      15.86       53,774,397      0.54     1.10   2.30    8.86    10.17
SAST SA PIMCO VCP Tactical
  Balanced Portfolio Class 3            81,202,899 10.22      11.02      919,517,270      0.00     1.10   2.15    4.51     5.61
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                      1,377,454 29.29      30.45       41,900,245      6.58     1.52   1.77   16.18    16.47
SAST SA PineBridge High-Yield Bond
  Portfolio Class 2                        261,478 27.82      29.76        7,707,963      6.72     1.52   1.97   15.78    16.30
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                      6,690,025 11.05      13.59      123,879,319      6.73     1.10   2.30   15.28    16.67
SAST SA Putnam International Growth
  and Income Portfolio Class 1           1,845,105 10.25      14.87       27,246,044      1.80     1.52   1.77   -0.27    -0.02
SAST SA Putnam International Growth
  and Income Portfolio Class 2             340,179 13.68      14.56        4,912,040      1.64     1.52   1.97   -0.62    -0.17
SAST SA Putnam International Growth
  and Income Portfolio Class 3           9,026,207  7.93       9.60      115,663,859      1.55     1.10   2.30   -1.04     0.15
SAST SA Pyramis Real Estate Portfolio
  Class 1                                  734,690 34.73      36.15       26,542,108      2.29     1.52   1.77    6.73     6.99
SAST SA Pyramis Real Estate Portfolio
  Class 2                                  186,950 33.12      35.35        6,550,251      2.23     1.52   1.97    6.36     6.83
SAST SA Pyramis Real Estate Portfolio
  Class 3                               10,107,470 11.60      12.06      189,467,738      1.92     1.10   2.30    5.90     7.18
SAST SA Schroder's VCP Global
  Allocation Portfolio Class 3          30,345,467 10.74      10.87      328,834,258      0.00     1.10   2.30    7.44     8.65
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                     46,652,003 10.49      10.61      493,653,461      0.33     1.10   2.30    4.90     6.09
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                    710,379,450  9.82      11.53    8,545,058,556      1.46     1.10   2.30    2.14     3.37
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                    457,797,898  9.87      11.62    5,489,904,131      1.42     1.10   2.15    2.92     4.00
SAST SA WellsCap Aggressive
  Growth Portfolio Class 1               1,011,488 10.72      21.08       21,284,060      0.00     1.52   1.77    5.50     5.76
SAST SA WellsCap Aggressive
  Growth Portfolio Class 2                 140,110 19.26      20.58        2,855,195      0.00     1.52   1.97    5.13     5.61
SAST SA WellsCap Aggressive
  Growth Portfolio Class 3               1,487,003 12.23      12.28       22,387,502      0.00     1.10   2.30    4.68     5.94
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1               1,246,553 26.34      27.41       34,108,850      0.00     1.52   1.77   -0.78    -0.53
SAST SA WellsCap Fundamental
  Growth Portfolio Class 2                  78,475 25.06      26.78        2,075,980      0.00     1.52   1.97   -1.12    -0.68
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3               2,526,417 12.51      14.41       57,784,114      0.00     1.10   2.30   -1.55    -0.36
VALIC Company I Global Social
  Awareness Fund                            18,561 10.30      10.66          191,485      0.31     1.10   1.40    5.46     5.78
VALIC Company I International
  Equities Index Fund                      337,899  9.35       9.45        3,163,139      2.33     1.10   1.40   -0.15     0.15
VALIC Company I Mid Cap Index
  Fund                                     209,458 11.40      12.19        2,501,860      1.02     1.10   1.40   18.95    19.31

                                                 December 31, 2016                   For the Year Ended December 31 2016
                                       ------------------------------------------  ----------------------------------------
                                                                                   Investment    Expense         Total
                                               Unit Value ($)/(a)/      Net          Income   Ratio (%)/(d)/ Return (%)/(e)/
                                       ------- ------------------- --------------  ---------- -------------- --------------
                                                                                     Ratio
Sub-accounts                            Units  Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                           ------- ------    -------   --------------  ---------- ------ ------- ------  -------
VALIC Company I Nasdaq-100 Index Fund  145,709 10.56      11.91      1,697,570        0.49     1.10   1.70    4.97     5.60
VALIC Company I Small Cap Index Fund   169,200 11.16      12.39      2,012,851        1.15     1.10   1.40   19.50    19.86
VALIC Company I Stock Index Fund       762,475 10.60      11.53      8,712,957        2.13     1.10   1.70    9.72    10.38
                                       ------- -----      -----      ---------        ----     ----   ----   -----    -----

                                                   December 31, 2015                     For the Year Ended December 31 2015
                                        ---------------------------------------------  ----------------------------------------
                                                                                       Investment    Expense         Total
                                                   Unit Value ($)/(a)/      Net          Income   Ratio (%)/(d)/ Return (%)/(e)/
                                        ---------- ------------------- --------------  ---------- -------------- --------------
                                                                                         Ratio
Sub-accounts                              Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                            ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds Asset Allocation Fund
  Class 2                                2,791,383  22.13     22.88      63,748,342       1.59     1.52   1.77    -0.38   -0.13
American Funds Asset Allocation Fund
  Class 3                                  523,181  68.06     69.31      36,231,221       1.66     1.30   1.40     0.05    0.15
American Funds Global Growth Fund
  Class 2                                5,814,880  31.71     33.67     194,638,015       0.99     1.52   1.97     4.85    5.32
American Funds Growth Fund Class 2       8,582,423  29.42     31.22     266,061,733       0.58     1.52   1.97     4.77    5.25
American Funds Growth Fund Class 3         670,078 283.96    289.17     193,645,938       0.65     1.30   1.40     5.44    5.54
American Funds Growth-Income Fund
  Class 2                               10,210,265  24.74     26.27     266,505,791       1.25     1.52   1.97    -0.52   -0.08
American Funds Growth-Income Fund
  Class 3                                  823,135 192.83    196.37     161,492,915       1.33     1.30   1.40     0.12    0.22
American Funds High-Income Bond
  Fund Class 3                             133,285  85.58     87.14      11,609,844       5.37     1.30   1.40    -8.42   -8.33
American Funds Insurance Series
  Capital Income Builder Class 4            69,041   9.43      9.64         662,428       2.81     1.10   1.40    -3.16   -2.87
American Funds International Fund
  Class 3                                  576,621  53.82     54.81      31,581,888       1.55     1.30   1.40    -5.77   -5.68
American Funds U.S. Government
  AAA-Rated Securities Fund Class 3        271,758  39.70     40.42      10,978,306       1.40     1.30   1.40     0.23    0.33
American Funds Ultra-Short Bond Fund
  Class 3                                  301,423  19.78     20.14       6,069,574       0.00     1.30   1.40    -1.83   -1.73
AST SA BlackRock Multi-Asset Income
  Portfolio Class 3                          8,383   9.77     10.78         107,648       0.75     1.10   1.40    -6.05   -5.77
AST SA Edge Asset Allocation
  Portfolio Class 1                      2,630,695  34.78     36.08      94,831,785       2.92     1.52   1.77    -3.45   -3.21
AST SA Edge Asset Allocation
  Portfolio Class 2                        164,976  33.17     35.31       5,746,646       2.76     1.52   1.97    -3.78   -3.35
AST SA Edge Asset Allocation
  Portfolio Class 3                      1,559,554  10.96     13.79      34,297,407       2.80     1.10   2.30    -4.20   -3.04
AST SA Wellington Capital
  Appreciation Portfolio Class 1         3,034,634  91.72     95.23     284,721,855       0.00     1.52   1.77     6.82    7.09
AST SA Wellington Capital
  Appreciation Portfolio Class 2           489,826  88.76     94.73      45,450,170       0.00     1.40   1.97     6.45    7.06
AST SA Wellington Capital
  Appreciation Portfolio Class 3        10,203,791  14.17     21.80     426,922,869       0.00     1.10   2.30     5.99    7.27
AST SA Wellington Government and
  Quality Bond Portfolio Class 1         3,311,085  20.49     21.27      70,014,654       1.48     1.52   1.77    -1.22   -0.98
AST SA Wellington Government and
  Quality Bond Portfolio Class 2         1,444,594  19.59     20.81      29,886,349       1.28     1.52   1.97    -1.57   -1.13
AST SA Wellington Government and
  Quality Bond Portfolio Class 3        32,693,134   9.99     11.37     517,482,820       1.28     1.10   2.30    -1.99   -0.81
AST SA Wellington Growth Portfolio
  Class 1                                1,407,748  46.46     48.23      67,822,689       0.62     1.52   1.77    -1.61   -1.36
AST SA Wellington Growth Portfolio
  Class 2                                  399,190  44.52     47.28      18,719,395       0.42     1.52   1.97    -1.95   -1.51
AST SA Wellington Growth Portfolio
  Class 3                                2,674,883  12.13     14.28      89,410,347       0.34     1.10   2.15    -2.22   -1.19
AST SA Wellington Natural Resources
  Portfolio Class 1                        671,538  29.47     30.60      20,531,857       1.53     1.52   1.77   -22.77  -22.58
AST SA Wellington Natural Resources
  Portfolio Class 2                        172,720  28.25     30.02       5,118,355       1.29     1.52   1.97   -23.04  -22.70
AST SA Wellington Natural Resources
  Portfolio Class 3                      4,882,343   5.92      6.57      66,749,200       1.15     1.10   2.30   -23.37  -22.45
BlackRock Global Allocation V.I. Fund
  Class III                                215,571   9.27      9.71       2,036,288       1.42     1.10   1.70    -7.26   -2.08
BlackRock iShares Alternative
  Strategies V.I. Fund Class III            64,714   9.29      9.93         630,027       5.66     1.10   1.70    -7.12   -2.32
BlackRock iShares Dynamic Allocation
  V.I. Fund Class III                       30,466   9.09      9.57         288,623       3.57     1.10   1.70    -9.10   -5.04
BlackRock iShares Dynamic Fixed
  Income V.I. Fund Class III                 5,033   9.69      9.79          49,112       3.49     1.10   1.40    -2.84   -2.55
BlackRock iShares Equity Appreciation
  V.I. Fund Class III                       10,067   8.85      9.24          91,274       3.34     1.10   1.40    -8.00   -7.72
Columbia VP Asset Allocation Fund
  Class 1                                   48,225  15.45     16.02         771,994       2.07     1.52   1.77    -0.71   -0.46
Columbia VP Dividend Opportunity
  Fund Class 1                             122,000  14.68     15.24       1,848,927       0.00     1.52   1.77    -4.36   -4.12
Columbia VP Emerging Markets Bond
  Fund Class 2                                 206   9.29      9.33           1,916       0.00     1.10   1.70    -7.10   -2.39
Columbia VP Income Opportunities
  Fund Class 1                             577,730  21.15     22.81      12,963,856       9.20     1.52   2.17    -3.12   -2.49
Columbia VP Limited Duration Credit
  Fund Class 2                               9,468   9.58      9.51          90,115       0.00     1.10   1.40    -3.84   -3.56
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1                  26,926  15.02     16.91         443,287       0.00     1.52   2.02     3.50    4.02
Columbia VP Small Company Growth
  Fund Class 1                              43,151  16.14     16.76         718,921       0.00     1.52   1.77     2.00    2.26
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2            4,171,986  10.88     11.98      48,202,007       3.02     1.10   2.30    -8.35   -7.24
FTVIP Franklin Income VIP Fund Class
  2                                     11,333,252  11.59     12.79     140,075,957       4.72     1.10   2.30    -9.17   -8.07
FTVIP Franklin Strategic Income VIP
  Fund Class 2                              58,383   9.31      9.36         541,942       6.39     1.10   1.70    -6.92   -4.92
Goldman Sachs VIT Global Trends
  Allocation Fund Service Class              4,209   8.97      9.48          39,641       0.18     1.10   1.70   -10.33   -6.07
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Advisor Class      53,719   9.23      9.31         495,129       3.62     1.10   1.70    -6.94   -5.93
Goldman Sachs VIT Strategic Income
  Fund Advisor Class                        18,829   9.41      9.48         179,962       1.92     1.10   1.40    -3.61   -3.32
Invesco V.I. American Franchise Fund
  Series II                              1,044,100  13.59     17.23      17,915,130       0.00     1.10   2.30     2.37    3.60
Invesco V.I. Balanced-Risk Allocation
  Fund Series II                            24,709   9.01      9.62         233,043       2.73     1.10   1.70    -9.88   -5.45
Invesco V.I. Comstock Fund Series II    19,495,530  11.39     13.42     318,911,495       1.66     1.10   2.30    -8.33   -7.22
Invesco V.I. Growth and Income Fund
  Series II                             25,455,167  11.65     13.72     453,812,224       2.55     1.10   2.30    -5.51   -4.37
Ivy Funds VIP Asset Strategy Class A        32,456   8.61      9.02         289,994       0.21     1.10   1.40    -9.62   -9.35
Lord Abbett Fund Bond Debenture
  Portfolio Class VC                        45,171   9.30      9.76         436,149       8.22     1.10   1.70    -6.98    0.10
Lord Abbett Fund Fundamental Equity
  Portfolio Class VC                        17,254             9.88         170,492       0.02            1.10           -14.58
Lord Abbett Fund Growth and Income
  Portfolio Class VC                    13,843,406  11.63     11.90     206,593,937       1.18     1.10   2.30    -5.07   -3.93
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                       975,144  18.93     19.59      19,055,021       0.55     1.52   1.77    -5.48   -5.24
Lord Abbett Fund Short Duration
  Portfolio Class VC                        91,371   9.81      9.90         903,381       2.71     1.10   1.70    -1.92    1.59

                                                    December 31, 2015                     For the Year Ended December 31 2015
                                         ---------------------------------------------  ----------------------------------------
                                                                                        Investment    Expense         Total
                                                    Unit Value ($)/(a)/      Net          Income   Ratio (%)/(d)/ Return (%)/(e)/
                                         ---------- ------------------- --------------  ---------- -------------- --------------
                                                                                          Ratio
Sub-accounts                               Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                             ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
Morgan Stanley VIF Global
  Infrastructure Portfolio II Class II
  Shares                                     44,845  8.10       8.61         377,895       0.40     1.10   1.70   -18.99  -14.83
Neuberger Berman AMT Absolute Return
  Multi-Manager Fund Portfolio S Class       51,274  9.12       9.35         477,375       0.00     1.10   1.70    -8.81   -6.10
PIMCO VIT All Asset Portfolio Advisor
  Class                                       2,077  8.70       8.85          18,142       0.20     1.10   1.40   -10.45  -10.18
PIMCO VIT Emerging Markets Bond
  Portfolio Advisor Class                     4,344  9.24       9.58          41,143       6.16     1.10   1.40    -3.67   -3.38
PIMCO VIT Unconstrained Bond Portfolio
  Advisor Class                              37,305  9.66       9.69         361,075       2.10     1.10   1.70    -3.43   -2.85
PVC Diversified International Account
  Class 1                                   132,854  7.08       7.45         984,213       2.58     1.40   1.80    -2.13   -1.74
PVC Diversified International Account
  Class 2                                    54,686  6.70       7.06         381,698       2.22     1.55   1.95    -2.57   -2.18
PVC Equity Income Account Class 1           938,574 13.96      14.79      13,742,463       2.41     1.40   1.80    -5.64   -5.26
PVC Equity Income Account Class 2           634,532 13.17      13.46       8,705,414       2.19     1.52   1.95    -6.00   -5.60
PVC Government & High Quality Bond
  Account Class 1                           349,519  8.14       8.62       2,956,911       3.28     1.40   1.80    -1.00   -0.61
PVC Government & High Quality Bond
  Account Class 2                            98,474  7.68       8.11         792,918       3.18     1.55   1.95    -1.28   -0.88
PVC Income Account Class 1                  446,081  9.76      10.34       4,571,031       4.33     1.40   1.80    -2.48   -2.09
PVC Income Account Class 2                  226,558  9.28       9.81       2,216,560       3.91     1.55   1.95    -2.84   -2.45
PVC LargeCap Growth Account Class 1          57,254 11.10      11.77         668,524       0.13     1.40   1.80     3.11    3.52
PVC LargeCap Growth Account Class 2          37,927 10.55      11.15         420,667       0.00     1.55   1.95     2.71    3.12
PVC Mid Cap Blend Acct Class 1              100,415 18.58      19.67       1,947,924       0.52     1.40   1.80    -0.17    0.23
PVC Mid Cap Blend Acct Class 2               42,728 17.51      18.53         786,812       0.25     1.55   1.95    -0.59   -0.19
PVC Principal Capital Appreciation
  Account Class 1                           508,754 19.78      20.96      10,585,868       0.27     1.40   1.80     0.35    0.76
PVC Principal Capital Appreciation
  Account Class 2                           107,657 18.62      19.71       2,108,503       0.04     1.55   1.95    -0.03    0.37
PVC Real Estate Securities Account
  Class 1                                    14,969 29.23      30.84         459,360       1.42     1.40   1.80     2.35    2.76
PVC Real Estate Securities Account
  Class 2                                     8,414 28.96      29.82         249,517       1.45     1.55   1.70     2.25    2.40
PVC SAM Balanced Portfolio Class 1        2,421,383 13.56      14.37      34,164,668       2.87     1.40   1.80    -2.58   -2.19
PVC SAM Balanced Portfolio Class 2        2,331,940 12.85      13.65      31,530,350       2.66     1.52   1.95    -2.99   -2.57
PVC SAM Conservative Balanced Portfolio
  Class 1                                   347,189  9.55      10.11       3,471,829       3.23     1.40   1.80    -2.55   -2.16
PVC SAM Conservative Balanced Portfolio
  Class 2                                   430,461  9.06      13.41       4,201,519       3.09     1.52   1.95    -2.85   -2.43
PVC SAM Conservative Growth Portfolio
  Class 1                                 1,172,681 14.21      15.05      17,274,371       2.19     1.40   1.80    -2.86   -2.47
PVC SAM Conservative Growth Portfolio
  Class 2                                 1,284,667 13.42      14.24      18,070,799       1.98     1.52   1.95    -3.25   -2.83
PVC SAM Flexible Income Portfolio Class
  1                                         621,141 10.78      11.43       7,000,547       3.57     1.40   1.80    -3.07   -2.68
PVC SAM Flexible Income Portfolio Class
  2                                         622,664 10.24      13.36       6,718,550       3.29     1.52   1.95    -3.45   -3.03
PVC SAM Strategic Growth Portfolio
  Class 1                                   258,928 15.61      16.51       4,220,271       2.18     1.40   1.80    -3.38   -2.99
PVC SAM Strategic Growth Portfolio
  Class 2                                   458,021 14.75      15.69       7,082,676       2.12     1.52   1.95    -3.77   -3.35
PVC Short-Term Income Account Class 1        90,686  7.32       7.76         692,343       2.47     1.40   1.80    -1.09   -0.69
PVC Short-Term Income Account Class 2        91,701  6.96       7.35         666,760       2.53     1.55   1.95    -1.35   -0.96
PVC Small Cap Blend Account Class 1          64,235 10.48      11.09         695,220       0.87     1.40   1.80     4.83   10.91
PVC Small Cap Blend Account Class 2          36,662  9.91      10.46         380,420       0.37     1.55   1.95    -0.85    4.58
SST SA Allocation Balanced Portfolio
  Class 3                                 9,808,347  9.92      12.92     133,910,023       1.29     1.10   2.30    -3.57   -2.41
SST SA Allocation Growth Portfolio
  Class 3                                 1,891,628  9.91      13.31      26,621,533       1.41     1.10   2.30    -4.10   -2.94
SST SA Allocation Moderate Growth
  Portfolio Class 3                      14,224,508  9.90      12.84     193,378,093       1.34     1.10   2.30    -3.97   -2.81
SST SA Allocation Moderate Portfolio
  Class 3                                13,221,703  9.90      12.95     181,299,733       1.28     1.10   2.30    -3.87   -2.71
SST Asset Allocation Diversified Growth
  Portfolio Class 3                          13,112  9.33      10.16         124,614       5.86     1.10   1.35    -6.74   -1.49
SST SA Mult-Managed Diversified Fixed
  Income Portfolio Class 3                    6,915  9.83       9.94          68,204       3.25     1.10   1.40    -1.91   -1.62
SST SA Mult-Managed International
  Equity Portfolio Class 3                   23,474  9.20       9.30         216,388       2.03     1.10   1.40    -4.45   -4.17
SST SA Mult-Managed Large Cap Growth
  Portfolio Class 3                           8,467 10.31      10.85          87,329       0.12     1.10   1.40     2.85    3.16
SST SA Mult-Managed Large Cap Value
  Portfolio Class 3                          11,052  9.34       9.67         104,117       0.46     1.10   1.40    -6.39   -6.11
SST SA Mult-Managed Mid Cap Growth
  Portfolio Class 3                          28,478  9.81      10.42         291,101       0.00     1.10   1.40    -1.28   -0.98
SST SA Wellington Real Return Portfolio
  Class 3                                26,378,012  9.69      10.44     291,217,509       3.72     1.10   2.30    -3.60   -2.43
SST SA Columbia Focused Growth
  Portfolio Class 3                           2,785  9.67      10.28          28,645       0.00     1.10   1.35    -3.34    2.04
SST SA Columbia Focused Value Portfolio
  Class 3                                     4,667  9.26       9.86          45,264       1.39     1.10   1.35    -7.45   -5.21
SST SA Multi-Managed Mid Cap Value
  Portfolio Class 3                          23,282  9.27       9.79         221,893       0.40     1.10   1.40    -7.34   -7.06
SST SA Multi-Managed Small Cap
  Portfolio Class 3                          10,444  9.29      10.11         103,625       0.00     1.10   1.40    -7.20   -6.92
SST SA T. Rowe Price Growth Stock
  Portfolio Class 3                          25,580  9.97      11.32         279,173       0.00     1.10   1.70    -0.32    9.05
SAST Invesco VCP Value Portfolio Class 3 56,711,476  9.84      11.10     642,267,915       0.22     1.10   2.15    -4.35   -3.34
SAST SA AB Growth Portfolio Class 1       2,846,827 58.49      60.72     171,125,893       0.13     1.52   1.77     9.31    9.58
SAST SA AB Growth Portfolio Class 2         334,856 55.72      60.58      19,731,724       0.00     1.40   1.97     8.93    9.55
SAST SA AB Growth Portfolio Class 3       2,765,013 14.84      17.86     109,017,114       0.00     1.10   2.30     8.46    9.77
SAST SA AB Small & Mid Cap Value
  Portfolio Class 2                         488,367 27.37      29.08      14,107,676       0.39     1.52   1.97    -7.81   -7.40
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                      18,508,751 11.47      16.23     406,871,596       0.31     1.10   2.30    -8.21   -7.10
SAST SA American Funds Asset Allocation
  Portfolio Class 3                      13,107,481 11.30      13.57     188,847,907       1.45     1.10   2.30    -1.21   -0.02
SAST SA American Funds Global Growth
  Portfolio Class 3                      24,266,979 12.11      15.37     393,581,874       0.90     1.10   2.30     4.23    5.49
SAST SA American Funds Growth Portfolio
  Class 3                                18,339,918 12.73      15.01     291,442,744       0.91     1.10   2.30     4.12    5.37
SAST SA American Funds Growth- Income
  Portfolio Class 3                      15,356,253 12.46      14.12     227,794,009       1.01     1.10   2.30    -1.14    0.06
SAST SA American Funds VCP Managed
  Asset Allocation Portfolio Class 3     55,204,840  9.81      11.46     647,901,024       0.00     1.10   2.15    -3.45   -2.44
SAST SA Boston Company Capital Growth
  Portfolio Class 1                         427,992 11.17      11.60       4,952,355       0.07     1.52   1.77     3.72    3.98
SAST SA Boston Company Capital Growth
  Portfolio Class 2                         128,758 10.70      11.36       1,446,720       0.00     1.52   1.97     3.36    3.83
SAST SA Boston Company Capital Growth
  Portfolio Class 3                       3,396,725 10.47      12.62      39,523,772       0.00     1.10   2.17     3.05    4.16

                                                  December 31, 2015                     For the Year Ended December 31 2015
                                       ---------------------------------------------  ----------------------------------------
                                                                                      Investment    Expense         Total
                                                  Unit Value ($)/(a)/      Net          Income   Ratio (%)/(d)/ Return (%)/(e)/
                                       ---------- ------------------- --------------  ---------- -------------- --------------
                                                                                        Ratio
Sub-accounts                             Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                           ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA Columbia Technology Portfolio
  Class 1                               2,643,090  3.84       3.99      10,523,043       0.00     1.52   1.77     8.15    8.42
SAST SA Columbia Technology Portfolio
  Class 2                                 840,073  3.66       3.97       3,253,073       0.00     1.40   1.97     7.78    8.39
SAST SA Columbia Technology Portfolio
  Class 3                               5,207,797 15.39      16.26      35,845,053       0.00     1.10   2.30     7.31    8.61
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                     2,671,877 11.73      12.17      32,485,066       0.00     1.52   1.77    -1.96   -1.72
SAST SA DFA Ultra Short Bond
  Portfolio Class 2                       694,357 11.23      11.92       8,217,323       0.00     1.52   1.97    -2.30   -1.86
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                    17,341,840  8.32       9.59     174,034,444       0.00     1.10   2.30    -2.72   -1.55
SAST SA Dogs of Wall Street Portfolio
  Class 1                               1,064,541 21.96      22.79      24,244,413       1.88     1.52   1.77     0.28    0.53
SAST SA Dogs of Wall Street Portfolio
  Class 2                                 270,685 21.06      22.35       6,003,521       1.72     1.52   1.97    -0.07    0.38
SAST SA Dogs of Wall Street Portfolio
  Class 3                               4,416,050 12.22      17.64      87,220,540       1.71     1.10   2.30    -0.50    0.70
SAST SA Federated Corporate Bond
  Portfolio Class 1                     2,154,353 26.78      27.81      59,827,790       3.77     1.52   1.77    -2.95   -2.71
SAST SA Federated Corporate Bond
  Portfolio Class 2                       649,130 25.61      27.23      17,549,160       3.57     1.52   1.97    -3.29   -2.86
SAST SA Federated Corporate Bond
  Portfolio Class 3                    29,134,813 10.00      14.60     576,768,859       3.53     1.10   2.30    -3.71   -2.55
SAST SA Franklin Foreign Value
  Portfolio Class 2                       850,802 16.84      18.12      15,361,549       1.91     1.52   1.97    -6.64   -6.22
SAST SA Franklin Foreign Value
  Portfolio Class 3                    32,156,715  9.52       9.75     414,556,491       1.91     1.10   2.30    -7.04   -5.92
SAST SA Franklin Small Company Value
  Portfolio Class 3                    12,872,619 10.68      13.08     170,639,416       0.06     1.10   2.30    -9.78   -8.69
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                     1,154,392 20.86      21.66      24,924,012       0.00     1.52   1.77    -4.58   -4.34
SAST SA Goldman Sachs Global Bond
  Portfolio Class 2                       261,329 19.97      21.19       5,495,172       0.00     1.52   1.97    -4.91   -4.48
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                    13,485,814  9.40      11.18     192,172,533       0.00     1.10   2.30    -5.32   -4.17
SAST SA Invesco Growth Opportunities
  Portfolio Class 1                       866,277  8.90       9.24       7,991,488       0.00     1.52   1.77    -2.40   -2.16
SAST SA Invesco Growth Opportunities
  Portfolio Class 2                       335,794  8.51       9.06       3,013,929       0.00     1.52   1.97    -2.74   -2.31
SAST SA Invesco Growth Opportunities
  Portfolio Class 3                    11,845,744 11.97      16.29     143,143,825       0.00     1.10   2.30    -3.16   -1.99
SAST SA Janus Focused Growth
  Portfolio Class 1                       706,390 17.43      18.10      12,762,757       0.00     1.52   1.77    -1.49   -1.24
SAST SA Janus Focused Growth
  Portfolio Class 2                       628,610 17.11      17.71      11,070,322       0.00     1.52   1.77    -1.64   -1.39
SAST SA Janus Focused Growth
  Portfolio Class 3                     6,263,049 12.17      15.18     103,870,368       0.00     1.10   2.30    -2.26   -1.08
SAST SA JPMorgan Balanced Portfolio
  Class 1                               1,786,855 23.01      23.88      42,403,300       1.73     1.52   1.77    -1.72   -1.48
SAST SA JPMorgan Balanced Portfolio
  Class 2                                 323,806 22.00      23.37       7,482,921       1.54     1.52   1.97    -2.07   -1.63
SAST SA JPMorgan Balanced Portfolio
  Class 3                               5,566,611 11.63      14.14      93,203,712       1.55     1.10   2.30    -2.49   -1.31
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                     1,304,541 14.20      14.74      19,255,249       1.76     1.52   1.77   -15.78  -15.57
SAST SA JPMorgan Emerging Markets
  Portfolio Class 2                       265,542 13.58      14.43       3,802,798       1.62     1.52   1.97   -16.08  -15.70
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                    10,266,018  7.48       8.34     115,010,939       1.56     1.10   2.30   -16.44  -15.43
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                     2,684,512 43.72      45.38     120,413,846       1.70     1.52   1.77    -3.89   -3.65
SAST SA JPMorgan Equity-Income
  Portfolio Class 2                       203,079 41.66      44.36       8,925,661       1.60     1.52   1.97    -4.23   -3.80
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                     6,771,445 12.14      13.97     121,964,310       1.59     1.10   2.30    -4.64   -3.49
SAST SA JPMorgan Global Equities
  Portfolio Class 1                     1,560,225 25.75      26.74      41,529,894       1.42     1.52   1.77    -2.96   -2.72
SAST SA JPMorgan Global Equities
  Portfolio Class 2                       159,931 24.71      26.69       4,181,865       1.23     1.40   1.97    -3.30   -2.75
SAST SA JPMorgan Global Equities
  Portfolio Class 3                     1,934,461 11.17      11.29      31,044,338       1.20     1.10   2.30    -3.71   -2.55
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                     1,502,339 27.31      28.29      42,464,226       1.17     1.52   1.77    -1.87   -1.62
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                       286,576 26.71      27.69       7,888,184       0.83     1.52   1.77    -2.02   -1.77
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                    41,821,741  9.70      12.70     674,332,861       0.90     1.10   2.30    -2.63   -1.46
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                     1,702,554 19.28      20.02      33,856,155       0.00     1.52   1.77     1.18    1.43
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 2                       731,734 18.42      19.97      14,230,012       0.00     1.40   1.97     0.82    1.40
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                     5,678,575 13.23      18.57     109,888,680       0.00     1.10   2.30     0.39    1.60
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1               6,538,560 50.07      51.98     337,319,121       0.50     1.52   1.77    -0.47   -0.22
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 2                 926,420 47.77      51.85      46,791,096       0.33     1.40   1.97    -0.81   -0.25
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3              15,559,952 11.88      13.33     415,934,260       0.23     1.10   2.30    -1.24   -0.05
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                       764,873  9.43       9.79       7,561,301       0.38     1.52   1.77     2.55    2.81
SAST SA MFS Blue Chip Growth
  Portfolio Class 2                       296,156  9.05       9.61       2,823,588       0.24     1.52   1.97     2.20    2.66
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                     6,941,171 13.25      15.06      88,016,497       0.19     1.10   2.30     1.76    2.99
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1               1,305,231 35.57      36.92      47,895,981       0.83     1.52   1.77    -1.54   -1.29
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 2                 254,376 34.15      36.18       9,141,033       0.66     1.52   1.97    -1.88   -1.44
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3              11,937,528 12.27      15.55     252,203,843       0.61     1.10   2.30    -2.30   -1.12
SAST SA MFS Telecom Utility Portfolio
  Class 1                                 548,711 20.73      21.52      11,798,835       4.69     1.52   1.77   -13.58  -13.36
SAST SA MFS Telecom Utility Portfolio
  Class 2                                  70,313 20.37      21.08       1,464,649       4.50     1.52   1.77   -13.71  -13.49
SAST SA MFS Telecom Utility Portfolio
  Class 3                               1,304,070 10.04      14.52      22,273,753       4.47     1.10   2.30   -14.25  -13.22
SAST SA MFS Total Return Bond
  Portfolio Class 1                     3,050,425 36.48      37.85     114,450,996       2.39     1.52   1.77    -2.21   -1.96
SAST SA MFS Total Return Bond
  Portfolio Class 2                       889,296 34.87      37.06      32,707,582       2.18     1.52   1.97    -2.55   -2.11
SAST SA MFS Total Return Bond
  Portfolio Class 3                     6,615,573 11.19      13.20     165,023,988       2.12     1.10   2.30    -2.97   -1.79
SAST SA Morgan Stanley International
  Equities Portfolio Class 1            2,312,299 13.28      13.79      31,857,235       2.08     1.52   1.77    -1.49   -1.24
SAST SA Morgan Stanley International
  Equities Portfolio Class 2              902,973 12.72      13.51      12,117,412       1.88     1.52   1.97    -1.83   -1.39
SAST SA Morgan Stanley International
  Equities Portfolio Class 3           10,118,896  9.52       9.56     125,577,521       1.80     1.10   2.30    -2.25   -1.07
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1             884,704 29.08      30.20      26,677,332       0.57     1.52   1.77     1.19    1.45
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 2             155,376 27.78      29.57       4,563,032       0.40     1.52   1.97     0.84    1.29
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3           2,277,826 12.67      14.57      47,259,715       0.37     1.10   2.30     0.41    1.62
SAST SA PIMCO VCP Tactical Balanced
  Portfolio Class 3                    47,381,022  9.68      10.54     509,246,154       0.00     1.10   2.15    -5.87   -4.88
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                     1,530,919 25.21      26.14      39,987,023       5.12     1.52   1.77    -5.97   -5.74
SAST SA PineBridge High-Yield Bond
  Portfolio Class 2                       340,698 24.03      25.59       8,631,972       4.98     1.52   1.97    -6.30   -5.88

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2015                       For the Year Ended December 31 2015
                                    ----------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                   6,475,263  9.48      11.79      107,056,210       5.19        1.10   2.30   -6.70    -5.58
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                             2,077,122 14.32      14.88       30,686,610       2.60        1.52   1.77   -3.33    -3.09
SAST SA Putnam International
  Growth and Income Portfolio
  Class 2                               378,945 13.77      14.58        5,482,966       2.41        1.52   1.97   -3.67    -3.23
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                             9,819,168  8.01       9.58      126,607,772       2.32        1.10   2.30   -4.08    -2.92
SAST SA Pyramis Real Estate
  Portfolio Class 1                     847,955 32.54      33.79       28,637,392       1.73        1.52   1.77    0.04     0.29
SAST SA Pyramis Real Estate
  Portfolio Class 2                     217,424 31.14      33.09        7,131,461       1.54        1.52   1.97   -0.31     0.14
SAST SA Pyramis Real Estate
  Portfolio Class 3                  11,096,011 10.95      11.25      198,565,559       1.50        1.10   2.30   -0.74     0.46
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                 740,201,876  9.50      11.29    8,639,891,481       1.05        1.10   2.30   -7.31    -6.19
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                 471,375,112  9.49      11.29    5,452,487,007       0.81        1.10   2.15   -7.43    -6.45
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                   1,149,746 19.20      19.93       22,903,971       0.00        1.52   1.77   -2.92    -2.68
SAST SA WellsCap Aggressive Growth
  Portfolio Class 2                     159,660 18.32      19.48        3,085,053       0.00        1.52   1.97   -3.26    -2.82
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                   1,678,891 11.55      11.73       24,105,178       0.00        1.10   2.30   -3.67    -2.51
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1            1,415,118 26.54      27.56       38,923,276       0.00        1.52   1.77   -0.25     0.00
SAST SA WellsCap Fundamental
  Growth Portfolio Class 2               88,179 25.34      26.96        2,351,698       0.00        1.52   1.97   -0.60    -0.15
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3            2,639,948 14.64      16.26       61,636,248       0.00        1.15   2.30   -1.03     0.12
VALIC Company I International
  Equities Index Fund                   172,038  9.34       9.46        1,611,014       0.32        1.10   1.40   -2.38    -2.09
VALIC Company I Mid Cap Index Fund      153,265  9.59      10.22        1,535,269       0.10        1.10   1.40   -3.85    -3.57
VALIC Company I Nasdaq-100 Index
  Fund                                   84,914 10.71      11.28          935,961       0.14        1.10   1.40    7.67     8.00
VALIC Company I Small Cap Index
  Fund                                  161,506  9.34      10.34        1,601,639       0.00        1.10   1.40   -5.81    -5.52
VALIC Company I Stock Index Fund        546,045  9.97      10.45        5,647,279       0.00        1.10   1.40   -0.35    -0.05

                                                December 31, 2014                       For the Year Ended December 31 2014
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset Allocation
  Fund Class 2                        3,134,901  22.22     22.91      71,685,041        1.42        1.52   1.77     3.55    3.81
American Funds Asset Allocation
  Fund Class 3                          572,831  68.03     69.21      39,614,090        1.48        1.30   1.40     4.00    4.10
American Funds Global Growth Fund
  Class 2                             6,938,511  30.24     31.96     220,617,184        1.10        1.52   1.97     0.32    0.77
American Funds Growth Fund Class 2   10,341,097  28.08     29.67     304,784,034        0.74        1.52   1.97     6.39    6.87
American Funds Growth Fund Class 3      758,561 269.32    273.99     207,717,875        0.95        1.30   1.40     7.08    7.19
American Funds Growth-Income Fund
  Class 2                            12,261,272  24.87     26.29     320,475,121        1.23        1.52   1.97     8.48    8.97
American Funds Growth-Income Fund
  Class 3                               941,271 192.61    195.94     184,282,551        1.31        1.30   1.40     9.17    9.28
American Funds High-Income Bond
  Fund Class 3                          168,452  93.45     95.06      16,007,664        5.52        1.30   1.40    -0.81   -0.71
American Funds Insurance Series
  Capital Income Builder Class 4            707             9.73           6,886        0.00               1.40            -2.66
American Funds International Fund
  Class 3                               658,805  57.12     58.11      38,263,106        1.39        1.30   1.40    -3.91   -3.82
American Funds U.S. Government
  AAA-Rated Securities Fund Class 3     321,306  39.60     40.29      12,937,888        1.04        1.30   1.40     3.65    3.75
American Funds Ultra-Short Bond
  Fund Class 3                          370,027  20.15     20.50       7,581,985        0.00        1.30   1.40    -1.83   -1.73
AST SA Edge Asset Allocation
  Portfolio Class 1                   2,978,668  36.02     37.27     110,944,048        2.37        1.52   1.77     5.58    5.84
AST SA Edge Asset Allocation
  Portfolio Class 2                     186,837  34.47     36.54       6,745,743        2.03        1.52   1.97     5.21    5.68
AST SA Edge Asset Allocation
  Portfolio Class 3                   1,531,013  14.40     15.83      36,335,227        2.21        1.15   2.30     4.76    5.97
AST SA Wellington Capital
  Appreciation Portfolio Class 1      3,471,675  85.86     88.93     303,798,648        0.00        1.52   1.77    13.22   13.50
AST SA Wellington Capital
  Appreciation Portfolio Class 2        582,777  83.38     88.49      50,614,579        0.00        1.40   1.97    12.83   13.47
AST SA Wellington Capital
  Appreciation Portfolio Class 3     10,550,598  20.56     22.50     447,124,602        0.00        1.15   2.30    12.34   13.64
AST SA Wellington Government and
  Quality Bond Portfolio Class 1      3,791,180  20.74     21.48      80,943,079        1.83        1.52   1.77     3.32    3.58
AST SA Wellington Government and
  Quality Bond Portfolio Class 2      1,761,628  19.90     21.05      36,871,794        1.66        1.52   1.97     2.96    3.43
AST SA Wellington Government and
  Quality Bond Portfolio Class 3     33,515,084  11.60     12.62     556,008,094        1.65        1.15   2.30     2.52    3.71
AST SA Wellington Growth Portfolio
  Class 1                             1,641,387  47.22     48.89      80,179,098        0.54        1.52   1.77     5.56    5.83
AST SA Wellington Growth Portfolio
  Class 2                               480,301  45.40     48.00      22,890,888        0.40        1.52   1.97     5.20    5.67
AST SA Wellington Growth Portfolio
  Class 3                             2,865,165  14.61     15.67     103,500,385        0.30        1.15   2.30     4.91    5.96
AST SA Wellington Natural Resources
  Portfolio Class 1                     786,603  38.17     39.53      31,068,567        1.16        1.52   1.77   -19.96  -19.76
AST SA Wellington Natural Resources
  Portfolio Class 2                     202,008  36.71     38.83       7,757,067        0.95        1.52   1.97   -20.24  -19.88
AST SA Wellington Natural Resources
  Portfolio Class 3                   4,537,357   7.72      8.62      86,960,927        0.79        1.15   2.30   -20.58  -19.66
Columbia VP Asset Allocation Fund
  Class 1                                50,356  15.56     16.09         809,820        2.52        1.52   1.77     8.12    8.39
Columbia VP Dividend Opportunity
  Fund Class 1                          138,166  15.35     15.90       2,185,966        0.00        1.52   2.02     8.15    8.42
Columbia VP Income Opportunities
  Fund Class 1                          689,685  21.83     23.40      15,886,936        0.00        1.52   2.17     1.79    2.45
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1               29,229  14.51     16.25         462,634        0.00        1.52   2.02     5.27    5.79
Columbia VP Small Company Growth
  Fund Class 1                           56,831  15.82     16.39         927,272        0.00        1.52   2.02    -6.31   -6.08
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2         4,543,641  11.87     12.87      56,850,080        2.79        1.15   2.30     0.51    1.67
FTVIP Franklin Income VIP Fund
  Class 2                            12,250,257  12.76     13.91     165,202,869        5.14        1.15   2.30     2.24    3.47
FTVIP Franklin Strategic Income VIP
  Fund Class 2                            1,059             9.71          10,403        0.00        0.00   1.40     0.00   -2.91
Invesco V.I. American Franchise
  Fund Series II                      1,196,992  16.83     18.41      19,893,499        0.00        1.15   2.30     5.71    6.93
Invesco V.I. Comstock Fund Series II 20,591,968  14.64     15.90     368,875,078        1.08        1.15   2.30     6.62    7.85
Invesco V.I. Growth and Income Fund
  Series II                          27,664,310  14.52     15.81     523,816,386        1.46        1.15   2.30     7.46    8.71
Ivy Funds VIP Asset Strategy Class A      1,077             9.53          10,317        0.00               1.40            -4.68
Lord Abbett Fund Growth and Income
  Portfolio Class VC                 15,464,822  12.54     13.70     242,902,584        0.67        1.15   2.30     5.20    6.42
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                  1,116,823  20.02     20.67      23,037,053        0.41        1.52   1.77     9.57    9.85
PVC Diversified International
  Account Class 1                       153,238   7.23      7.58       1,156,814        2.22        1.40   1.80    -4.94   -4.56

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2014                       For the Year Ended December 31 2014
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
PVC Diversified International
  Account Class 2                        61,069  6.88       7.22         436,042        1.86        1.55   1.95   -5.27    -4.89
PVC Equity Income Account Class 1     1,104,948 14.80      15.62      17,102,964        2.37        1.40   1.80   10.79    11.23
PVC Equity Income Account Class 2       725,547 14.02      14.26      10,552,625        2.17        1.52   2.17   10.29    10.76
PVC Government & High Quality Bond
  Account Class 1                       363,757  8.23       8.67       3,099,798        3.68        1.40   1.80    3.20     3.62
PVC Government & High Quality Bond
  Account Class 2                       105,039  7.78       8.19         854,357        3.39        1.55   1.95    2.72     3.13
PVC Income Account Class 1              499,447 10.01      10.56       5,230,886        4.46        1.40   1.80    3.67     4.08
PVC Income Account Class 2              278,215  9.55      10.06       2,792,095        4.02        1.55   1.95    3.23     3.64
PVC LargeCap Growth Account Class 1      81,292 10.77      11.37         907,530        0.61        1.40   1.80    9.14     9.57
PVC LargeCap Growth Account Class 2      40,668 10.27      10.81         437,242        0.35        1.55   1.95    8.71     9.15
PVC Mid Cap Blend Acct Class 1          114,948 18.61      19.63       2,224,709        0.51        1.40   1.80   10.97    11.41
PVC Mid Cap Blend Acct Class 2           39,854 17.61      18.56         734,929        0.28        1.55   1.95   10.53    10.97
PVC Principal Capital Appreciation
  Account Class 1                       489,733 19.72      20.80      10,118,157        3.06        1.40   1.80   10.45    10.89
PVC Principal Capital Appreciation
  Account Class 2                        97,658 18.63      19.64       1,903,974        2.84        1.55   1.95   10.03    10.47
PVC Real Estate Securities Account
  Class 1                                20,110 28.56      30.01         601,392        1.63        1.40   1.80   30.45    30.98
PVC Real Estate Securities Account
  Class 2                                10,034 28.32      29.12         290,847        1.34        1.55   1.95   30.21    30.40
PVC SAM Balanced Portfolio Class 1    2,735,552 13.92      14.69      39,533,551        2.74        1.40   1.80    4.91     5.33
PVC SAM Balanced Portfolio Class 2    2,616,625 13.24      14.01      36,330,970        2.44        1.52   2.17    4.53     4.98
PVC SAM Conservative Balanced
  Portfolio Class 1                     376,427  9.80      10.33       3,848,231        3.00        1.40   1.80    4.32     4.74
PVC SAM Conservative Balanced
  Portfolio Class 2                     513,845  9.33      13.75       5,120,776        2.81        1.52   2.17    3.87     4.32
PVC SAM Conservative Growth
  Portfolio Class 1                   1,350,407 14.63      15.43      20,426,876        1.76        1.40   1.80    5.52     5.94
PVC SAM Conservative Growth
  Portfolio Class 2                   1,421,493 13.87      14.65      20,599,307        1.61        1.52   2.17    5.07     5.53
PVC SAM Flexible Income Portfolio
  Class 1                               672,824 11.12      11.75       7,804,004        3.62        1.40   1.80    4.14     4.55
PVC SAM Flexible Income Portfolio
  Class 2                               713,484 10.60      13.78       7,945,734        3.32        1.52   2.17    3.75     4.20
PVC SAM Strategic Growth Portfolio
  Class 1                               282,265 16.16      17.02       4,729,638        1.48        1.40   1.80    6.74     7.17
PVC SAM Strategic Growth Portfolio
  Class 2                               561,513 15.33      16.24       8,983,731        1.33        1.52   2.17    6.26     6.72
PVC Short-Term Income Account Class
  1                                     103,278  7.40       7.81         795,506        1.57        1.40   1.80   -0.09     0.31
PVC Short-Term Income Account Class
  2                                     104,957  7.05       7.42         772,195        1.38        1.55   1.95   -0.93    -0.54
SST SA Allocation Balanced
  Portfolio Class 3                  10,295,642 13.39      14.53     144,673,420        1.20        1.15   2.30    2.93     4.12
SST SA Allocation Growth Portfolio
  Class 3                             1,913,601 13.87      15.14      27,807,698        0.66        1.15   2.30    2.84     4.03
SST SA Allocation Moderate Growth
  Portfolio Class 3                  14,811,676 13.37      14.54     208,071,601        0.99        1.15   2.30    2.76     3.94
SST SA Allocation Moderate
  Portfolio Class 3                  13,572,652 13.47      14.65     191,993,264        1.11        1.15   2.30    2.86     4.05
SST SA Wellington Real Return
  Portfolio Class 3                  27,375,871 10.83      11.76     310,990,581        0.00        1.15   2.30   -0.68     0.47
SAST Invesco VCP Value Portfolio
  Class 3                            17,844,802 11.61      11.81     209,560,765        1.42        1.15   2.15    5.95     7.01
SAST SA AB Growth Portfolio Class 1   3,266,680 53.51      55.41     179,268,262        0.00        1.52   1.77   12.16    12.44
SAST SA AB Growth Portfolio Class 2     391,535 51.15      55.30      21,090,293        0.00        1.40   1.97   11.77    12.41
SAST SA AB Growth Portfolio Class 3   2,687,981 16.47      18.08     109,039,481        0.00        1.15   2.30   11.29    12.58
SAST SA AB Small & Mid Cap Value
  Portfolio Class 2                     552,250 29.68      31.40      17,239,857        0.63        1.52   1.97    6.84     7.33
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                  19,506,963 17.69      19.20     471,312,873        0.58        1.15   2.30    6.39     7.62
SAST SA American Funds Asset
  Allocation Portfolio Class 3       11,116,845 13.73      14.97     161,322,873        1.03        1.15   2.30    2.69     3.88
SAST SA American Funds Global
  Growth Portfolio Class 3           27,628,071 11.48      14.74     426,715,336        0.91        1.15   2.30   -0.35    14.81
SAST SA American Funds Growth
  Portfolio Class 3                  19,407,765 14.42      15.66     294,153,090        0.60        1.15   2.30    5.73     6.95
SAST SA American Funds Growth-
  Income Portfolio Class 3           16,302,164 12.46      14.28     242,403,728        0.97        1.15   2.30    7.77    24.57
SAST SA American Funds VCP Managed
  Asset Allocation Portfolio Class 3 21,300,859 11.87      12.14     256,821,376        0.46        1.15   2.30    0.51     1.52
SAST SA Boston Company Capital
  Growth Portfolio Class 1              473,522 10.77      11.15       5,270,606        0.09        1.52   1.77    6.69     6.95
SAST SA Boston Company Capital
  Growth Portfolio Class 2              144,114 10.35      10.94       1,560,618        0.00        1.52   1.97    6.32     6.79
SAST SA Boston Company Capital
  Growth Portfolio Class 3            3,863,112 10.16      14.82      42,903,142        0.00        1.15   2.30    6.00     7.08
SAST SA Columbia Technology
  Portfolio Class 1                   2,865,982  3.55       3.68      10,521,188        0.00        1.52   1.77   22.65    22.96
SAST SA Columbia Technology
  Portfolio Class 2                     849,096  3.40       3.66       3,037,861        0.00        1.40   1.97   22.22    22.92
SAST SA Columbia Technology
  Portfolio Class 3                   5,490,784 15.15      16.57      30,545,733        0.00        1.15   2.30   21.70    23.10
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                   3,174,252 11.96      12.39      39,219,947        0.00        1.52   1.77   -2.03    -1.79
SAST SA DFA Ultra Short Bond
  Portfolio Class 2                     789,819 11.49      12.14       9,535,730        0.00        1.52   1.97   -2.37    -1.93
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                  14,453,928  8.55       9.45     149,957,471        0.00        1.15   2.30   -2.79    -1.67
SAST SA Dogs of Wall Street
  Portfolio Class 1                   1,177,216 21.89      22.67      26,670,331        1.37        1.52   1.77    8.81     9.08
SAST SA Dogs of Wall Street
  Portfolio Class 2                     314,435 21.08      22.26       6,948,652        1.19        1.52   1.97    8.43     8.92
SAST SA Dogs of Wall Street
  Portfolio Class 3                   4,559,563 17.73      19.33      90,761,106        1.30        1.15   2.30    7.97     9.22
SAST SA Federated Corporate Bond
  Portfolio Class 1                   2,462,124 27.59      28.58      70,289,396        3.48        1.52   1.77    3.95     4.21
SAST SA Federated Corporate Bond
  Portfolio Class 2                     749,964 26.48      28.03      20,878,805        3.31        1.52   1.97    3.58     4.05
SAST SA Federated Corporate Bond
  Portfolio Class 3                  30,051,209 15.16      16.51     629,787,413        3.32        1.15   2.30    3.14     4.33
SAST SA Franklin Foreign Value
  Portfolio Class 2                   1,008,127 18.04      19.32      19,417,993        1.01        1.52   1.97   -8.69    -8.28
SAST SA Franklin Foreign Value
  Portfolio Class 3                  33,869,805 10.25      11.14     473,506,742        0.98        1.15   2.30   -9.09    -8.03
SAST SA Franklin Small Company
  Value Portfolio Class 3            13,458,183 14.50      15.75     195,803,515        0.07        1.15   2.30   -2.50    -1.37
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                   1,344,763 21.86      22.64      30,347,937        0.00        1.52   1.77   -2.09    -1.84
SAST SA Goldman Sachs Global Bond
  Portfolio Class 2                     332,059 21.00      22.18       7,315,689        0.00        1.52   1.97   -2.43    -1.99
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                  13,896,825 11.80      12.84     212,608,834        0.00        1.15   2.30   -2.85    -1.72
SAST SA Invesco Growth
  Opportunities Portfolio Class 1       950,542  9.12       9.44       8,962,471        0.00        1.52   1.77    1.91     2.16
SAST SA Invesco Growth
  Opportunities Portfolio Class 2       374,713  8.75       9.27       3,444,199        0.00        1.52   1.97    1.55     2.01
SAST SA Invesco Growth
  Opportunities Portfolio Class 3    13,426,390 16.82      18.31     163,518,392        0.00        1.15   2.30    1.12     2.29
SAST SA Janus Focused Growth
  Portfolio Class 1                     841,411 17.69      18.33      15,378,182        0.01        1.52   1.77    9.28     9.55
SAST SA Janus Focused Growth
  Portfolio Class 2                     720,343 17.40      17.96      12,871,166        0.00        1.52   1.77    9.12     9.39
SAST SA Janus Focused Growth
  Portfolio Class 3                   6,707,363 15.53      16.94     113,285,776        0.00        1.15   2.30    8.43     9.69
SAST SA JPMorgan Balanced Portfolio
  Class 1                             1,939,220 23.41      24.24      46,621,859        1.38        1.52   1.77    9.49     9.76
SAST SA JPMorgan Balanced Portfolio
  Class 2                               375,881 22.46      23.75       8,843,955        1.22        1.52   1.97    9.11     9.60

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2014                       For the Year Ended December 31 2014
                                    ----------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST SA JPMorgan Balanced
  Portfolio Class 3                   5,591,504 14.50      15.87       95,948,227       1.18        1.15   2.30     8.64    9.89
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                   1,474,476 16.86      17.46       25,776,787       1.23        1.52   1.77    -7.54   -7.31
SAST SA JPMorgan Emerging Markets
  Portfolio Class 2                     297,399 16.18      17.12        5,057,165       1.07        1.52   1.97    -7.86   -7.45
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                   9,927,054  9.98      10.88      135,203,697       1.02        1.15   2.30    -8.26   -7.19
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                   3,090,161 45.49      47.10      143,804,787       1.20        1.52   1.77    12.11   12.39
SAST SA JPMorgan Equity-Income
  Portfolio Class 2                     214,369 43.50      46.11        9,796,349       1.03        1.52   1.97    11.71   12.22
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                   6,612,547 14.65      16.13      126,838,697       1.10        1.15   2.30    11.24   12.52
SAST SA JPMorgan Global Equities
  Portfolio Class 1                   1,782,689 26.53      27.48       48,795,554       0.68        1.52   1.77     2.37    2.62
SAST SA JPMorgan Global Equities
  Portfolio Class 2                     181,447 25.55      27.44        4,885,258       0.53        1.40   1.97     2.01    2.59
SAST SA JPMorgan Global Equities
  Portfolio Class 3                   1,979,213 11.73      12.89       33,885,187       0.48        1.15   2.30     1.57    2.74
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                   1,713,471 27.83      28.76       49,239,407       1.25        1.52   1.77     2.97    3.23
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                     428,245 27.26      28.19       12,017,884       1.03        1.52   1.77     2.82    3.07
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                  44,583,224 13.05      14.24      746,584,821       1.04        1.15   2.30     2.17    3.35
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                   1,917,446 19.06      19.74       37,555,080       0.00        1.52   1.77     9.32    9.59
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 2                     848,710 18.27      19.70       16,313,282       0.00        1.40   1.97     8.93    9.56
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                   6,145,552 18.49      20.08      117,640,080       0.00        1.15   2.30     8.47    9.72
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1             7,539,296 50.30      52.10      389,849,011       0.61        1.52   1.77     4.87    5.13
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 2             1,089,790 48.16      51.98       55,286,214       0.45        1.40   1.97     4.50    5.10
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3            17,090,522 13.50      14.69      478,324,649       0.37        1.15   2.30     4.05    5.26
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                     839,118  9.20       9.52        8,065,086       0.05        1.52   1.77     9.96   10.23
SAST SA MFS Blue Chip Growth
  Portfolio Class 2                     309,675  8.85       9.36        2,879,201       0.00        1.52   1.97     9.57   10.07
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                   7,120,286 14.80      16.22       85,641,538       0.00        1.15   2.30     9.10   10.36
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1   1,479,989 36.13      37.41       55,020,109       0.55        1.52   1.77     8.93    9.20
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 2     304,049 34.80      36.71       11,089,581       0.40        1.52   1.97     8.55    9.04
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3  12,669,126 15.92      17.36      278,476,642       0.35        1.15   2.30     8.08    9.33
SAST SA MFS Telecom Utility
  Portfolio Class 1                     666,531 23.99      24.84       16,544,715       2.76        1.52   1.77    10.52   10.79
SAST SA MFS Telecom Utility
  Portfolio Class 2                      82,979 23.61      24.37        2,001,329       2.43        1.52   1.77    10.35   10.63
SAST SA MFS Telecom Utility
  Portfolio Class 3                   1,348,617 16.94      18.55       26,948,480       2.41        1.15   2.30     9.66   10.93
SAST SA MFS Total Return Bond
  Portfolio Class 1                   3,528,804 37.30      38.61      134,958,739       2.07        1.52   1.77     6.55    6.81
SAST SA MFS Total Return Bond
  Portfolio Class 2                   1,037,331 35.78      37.86       38,998,840       1.89        1.52   1.97     6.17    6.65
SAST SA MFS Total Return Bond
  Portfolio Class 3                   7,127,285 13.61      14.82      190,416,716       1.83        1.15   2.30     5.72    6.94
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                             2,499,779 13.48      13.96       34,874,907       1.55        1.52   1.77   -10.06   -9.84
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 2                             1,041,448 12.96      13.70       14,184,843       1.37        1.52   1.97   -10.38   -9.97
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                            10,912,622  9.74      10.65      139,287,893       1.31        1.15   2.30   -10.76   -9.73
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1         1,016,868 28.74      29.77       30,227,192       0.39        1.52   1.77     8.50    8.78
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 2           178,293 27.55      29.19        5,167,986       0.28        1.52   1.97     8.13    8.61
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3         2,312,895 14.51      15.84       49,332,791       0.20        1.15   2.30     7.66    8.91
SAST SA PIMCO VCP Tactical
  Balanced Portfolio Class 3         17,179,189 10.18      11.20      194,628,123       0.00        1.15   2.15     1.78    3.97
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                   1,797,984 26.81      27.73       49,826,489       4.68        1.52   1.77    -0.92   -0.67
SAST SA PineBridge High-Yield Bond
  Portfolio Class 2                     400,553 25.65      27.19       10,785,971       4.81        1.52   1.97    -1.27   -0.82
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                   6,996,957 12.64      13.97      128,062,205       4.54        1.15   2.30    -1.69   -0.55
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                             2,380,357 14.82      15.35       36,281,962       1.78        1.52   1.77   -11.04  -10.82
SAST SA Putnam International
  Growth and Income Portfolio
  Class 2                               440,742 14.29      15.07        6,596,215       1.64        1.52   1.97   -11.35  -10.95
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                            10,895,587  8.35       9.13      147,419,969       1.48        1.15   2.30   -11.73  -10.71
SAST SA Pyramis Real Estate
  Portfolio Class 1                     969,654 32.53      33.69       32,654,759       1.37        1.52   1.77    27.50   27.82
SAST SA Pyramis Real Estate
  Portfolio Class 2                     256,385 31.24      33.04        8,406,601       1.17        1.52   1.97    27.05   27.63
SAST SA Pyramis Real Estate
  Portfolio Class 3                  12,341,692 11.03      12.03      226,546,315       1.11        1.15   2.30    26.51   27.97
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                 606,848,166 12.18      12.61    7,575,040,025       0.59        1.15   2.30     1.95    3.13
SAST SA VCP Dynamic Strategy
  Portfolio Class 3                 353,964,056 10.15      12.20    4,390,062,545       0.46        1.15   2.30     1.46    2.09
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                   1,273,089 19.78      20.48       26,056,715       0.00        1.52   1.77    -1.21   -0.97
SAST SA WellsCap Aggressive Growth
  Portfolio Class 2                     162,108 18.94      20.05        3,224,586       0.00        1.52   1.97    -1.56   -1.12
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                   1,638,624 12.17      13.29       24,985,871       0.00        1.15   2.30    -1.98   -0.85
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1            1,622,691 26.61      27.56       44,639,162       0.00        1.52   1.77     5.70    5.97
SAST SA WellsCap Fundamental
  Growth Portfolio Class 2              102,334 25.49      27.00        2,735,332       0.00        1.52   1.97     5.33    5.81
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3            3,052,407 14.79      16.24       71,886,692       0.00        1.15   2.30     4.88    6.10

                                                December 31, 2013                       For the Year Ended December 31 2013
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset Allocation
  Fund Class 2                        3,557,044  21.46     22.07      78,372,329        1.45        1.52   1.77   21.53    21.83
American Funds Asset Allocation
  Fund Class 3                          639,183  65.41     66.48      42,459,364        1.52        1.30   1.40   22.09    22.21
American Funds Global Growth Fund
  Class 2                             8,115,559  30.14     31.72     256,137,760        1.19        1.52   1.97   26.67    27.24
American Funds Growth Fund Class 2   12,326,326  26.39     27.76     340,146,937        0.90        1.52   1.97   27.57    28.15
American Funds Growth Fund Class 3      845,426 251.51    255.61     215,982,019        0.98        1.30   1.40   28.40    28.52
American Funds Growth-Income Fund
  Class 2                            14,676,170  22.92     24.13     352,190,230        1.30        1.52   1.97   30.91    31.49
American Funds Growth-Income Fund
  Class 3                             1,078,621 176.43    179.30     193,255,373        1.38        1.30   1.40   31.73    31.86
American Funds High-Income Bond
  Fund Class 3                          198,461  94.21     95.74      18,994,525        6.15        1.30   1.40    5.29     5.40
American Funds International Fund
  Class 3                               763,819  59.45     60.42      46,122,250        1.37        1.30   1.40   19.98    20.10

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                               December 31, 2013                       For the Year Ended December 31 2013
                                    ---------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds U.S. Government
  AAA- Rated Securities Fund Class
  3                                    371,384 38.21      38.83      14,411,049         0.64       1.30   1.40   -4.35    -4.25
American Funds Ultra-Short Bond
  Fund Class 3                         382,715 20.52      20.86       7,979,244         0.00       1.30   1.40   -1.82    -1.73
AST SA Edge Asset Allocation
  Portfolio Class 1                  3,445,475 34.12      35.22     121,313,146         2.82       1.52   1.77   15.82    16.11
AST SA Edge Asset Allocation
  Portfolio Class 2                    278,470 32.77      34.57       9,535,613         2.54       1.52   1.97   15.42    15.94
AST SA Edge Asset Allocation
  Portfolio Class 3                  1,595,233 13.74      14.94      37,030,304         2.59       1.15   2.30   14.92    16.25
AST SA Wellington Capital
  Appreciation Portfolio Class 1     3,993,983 20.52      78.35     308,056,100         0.00       1.52   1.77   33.44    33.78
AST SA Wellington Capital
  Appreciation Portfolio Class 2       702,652 73.91      77.98      53,896,333         0.00       1.40   1.97   32.98    33.74
AST SA Wellington Capital
  Appreciation Portfolio Class 3    11,227,421 18.31      19.80     454,840,165         0.00       1.15   2.30   32.41    33.94
AST SA Wellington Government and
  Quality Bond Portfolio Class 1     4,435,744 20.07      20.73      91,347,684         2.34       1.52   1.77   -3.81    -3.56
AST SA Wellington Government and
  Quality Bond Portfolio Class 2     2,106,669 19.33      20.35      42,659,536         2.12       1.52   1.97   -4.14    -3.71
AST SA Wellington Government and
  Quality Bond Portfolio Class 3    36,451,502 11.32      12.17     599,998,696         2.12       1.15   2.30   -4.55    -3.45
AST SA Wellington Growth Portfolio
  Class 1                            1,963,129 44.73      46.20      90,632,280         0.78       1.52   1.77   32.81    33.14
AST SA Wellington Growth Portfolio
  Class 2                              557,541 43.16      45.42      25,167,652         0.61       1.52   1.97   32.35    32.94
AST SA Wellington Growth Portfolio
  Class 3                            3,156,786 13.92      14.79     113,886,341         0.54       1.15   2.30   31.98    33.30
AST SA Wellington Natural
  Resources Portfolio Class 1          896,929 47.69      49.26      44,152,161         0.90       1.52   1.77    3.95     4.21
AST SA Wellington Natural
  Resources Portfolio Class 2          218,887 46.02      48.46      10,503,909         0.78       1.52   1.97    3.58     4.05
AST SA Wellington Natural
  Resources Portfolio Class 3        4,173,885  9.72      10.73     108,369,729         0.70       1.15   2.30    3.14     4.33
Columbia VP Asset Allocation Fund
  Class 1                               53,461 14.40      14.85         793,248         2.42       1.52   1.77   16.10    16.39
Columbia VP Dividend Opportunity
  Fund Class 1                         171,187 14.19      14.67       2,499,869         0.00       1.52   2.02   24.60    24.91
Columbia VP Income Opportunities
  Fund Class 1                         816,832 21.45      22.84      18,377,700        14.04       1.52   2.17    2.82     3.49
Columbia VP Mid Cap Growth
  Opportunity Fund Class 1              31,993 13.78      15.36         478,365         0.12       1.52   2.02   28.96    29.27
Columbia VP Small Company Growth
  Fund Class 1                          60,171 16.89      17.45       1,045,736         0.11       1.52   2.02   38.02    38.36
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2        4,268,985 11.81      12.66      52,738,368        12.11       1.15   2.30   20.97    22.36
FTVIP Franklin Income VIP Fund
  Class 2                           11,538,863 12.48      13.40     150,921,881         6.45       1.15   2.30   11.36    12.64
Invesco V.I. American Franchise
  Fund Series II                     1,384,872 15.92      17.22      21,494,962         0.23       1.15   2.30   36.62    38.20
Invesco V.I. Comstock Fund Series
  II                                22,819,996 13.73      14.75     384,187,587         1.44       1.15   2.30   32.58    34.11
Invesco V.I. Growth and Income
  Fund Series II                    31,574,780 13.52      14.54     559,065,143         1.27       1.15   2.30   30.74    32.24
Lord Abbett Fund Growth and Income
  Portfolio Class VC                17,888,768 11.92      12.87     266,894,588         0.56       1.15   2.30   32.82    34.35
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                 1,345,896 18.27      18.82      25,275,232         0.40       1.52   1.77   28.04    28.36
PVC Diversified International
  Account Class 1                      188,078  7.61       7.94       1,489,308         2.32       1.40   1.80   16.29    16.76
PVC Diversified International
  Account Class 2                       70,247  7.26       7.59         528,508         2.19       1.55   1.95   15.91    16.37
PVC Equity Income Account Class 1    1,264,344 13.36      14.04      17,612,822         2.94       1.40   1.80   25.04    25.54
PVC Equity Income Account Class 2      798,311 12.71      12.88      10,491,880         2.89       1.52   2.17   24.58    25.12
PVC Government & High Quality Bond
  Account Class 1                      403,459  7.97       8.37       3,324,472         3.95       1.40   1.80   -2.79    -2.40
PVC Government & High Quality Bond
  Account Class 2                      115,220  7.58       7.94         909,719         3.77       1.55   1.95   -3.20    -2.81
PVC Income Account Class 1             602,655  9.65      10.15       6,068,394         4.51       1.40   1.80   -1.38    -0.99
PVC Income Account Class 2             315,183  9.25       9.71       3,052,453         4.70       1.55   1.95   -1.82    -1.43
PVC LargeCap Growth Account Class 1     67,597  9.87      10.38         696,135         1.48       1.40   1.80   31.53    32.05
PVC LargeCap Growth Account Class 2     46,715  9.45       9.91         460,573         1.22       1.55   1.95   31.07    31.59
PVC Mid Cap Blend Acct Class 1         129,347 16.77      17.62       2,250,808         1.39       1.40   1.80   31.55    32.07
PVC Mid Cap Blend Acct Class 2          42,148 15.94      16.73         700,580         1.29       1.55   1.95   31.01    31.54
PVC Principal Capital Appreciation
  Account Class 1                      571,796 17.85      18.76      10,659,059         6.34       1.40   1.80   30.29    30.81
PVC Principal Capital Appreciation
  Account Class 2                      108,659 16.93      17.77       1,919,921         6.39       1.55   1.95   29.73    30.25
PVC Real Estate Securities Account
  Class 1                               24,952 21.89      22.92         569,391         1.12       1.40   1.80    2.48     2.65
PVC Real Estate Securities Account
  Class 2                               11,435 21.75      22.33         254,164         1.10       1.55   1.95    2.12     2.27
PVC SAM Balanced Portfolio Class 1   3,325,779 13.27      13.94      45,713,970         2.28       1.40   1.80   15.59    16.05
PVC SAM Balanced Portfolio Class 2   3,058,011 12.67      13.35      40,472,400         2.13       1.52   2.17   15.06    15.56
PVC SAM Conservative Balanced
  Portfolio Class 1                    487,502  9.40       9.87       4,758,976         2.79       1.40   1.80    9.54     9.98
PVC SAM Conservative Balanced
  Portfolio Class 2                    598,315  8.98      13.18       5,710,598         2.53       1.52   2.17    9.11     9.57
PVC SAM Conservative Growth
  Portfolio Class 1                  1,584,881 13.87      14.56      22,666,090         1.73       1.40   1.80   20.88    21.37
PVC SAM Conservative Growth
  Portfolio Class 2                  1,656,672 13.20      13.88      22,783,372         1.60       1.52   2.17   20.46    20.98
PVC SAM Flexible Income Portfolio
  Class 1                              780,371 10.68      11.23       8,658,858         3.32       1.40   1.80    5.83     6.26
PVC SAM Flexible Income Portfolio
  Class 2                              793,951 10.22      13.23       8,488,777         3.28       1.52   2.17    5.39     5.84
PVC SAM Strategic Growth Portfolio
  Class 1                              373,607 15.14      15.89       5,854,141         1.28       1.40   1.80   25.13    25.63
PVC SAM Strategic Growth Portfolio
  Class 2                              631,501 14.43      15.21       9,481,336         1.09       1.52   2.17   24.65    25.18
PVC Short-Term Income Account
  Class 1                              121,727  7.41       7.79         937,075         1.92       1.40   1.80   -0.66    -0.26
PVC Short-Term Income Account
  Class 2                              106,974  7.12       7.47         791,922         1.84       1.55   1.95   -0.70    -0.30
SST SA Allocation Balanced
  Portfolio Class 3                 10,386,821 13.01      13.96     140,695,502         1.78       1.15   2.30    8.95    10.20
SST SA Allocation Growth Portfolio
  Class 3                            1,837,110 13.49      14.55      25,665,233         0.88       1.15   2.30   20.88    22.27
SST SA Allocation Moderate Growth
  Portfolio Class 3                 15,103,446 13.01      13.99     204,732,449         1.37       1.15   2.30   14.64    15.96
SST SA Allocation Moderate
  Portfolio Class 3                 13,528,274 13.09      14.08     184,596,378         1.52       1.15   2.30   11.83    13.12
SST SA Wellington Real Return
  Portfolio Class 3                 26,775,156 10.90      11.70     303,828,327         0.77       1.15   2.30   -7.39    -6.32
SAST Invesco VCP Value Portfolio
  Class 3                            4,907,424 10.96      11.03      54,020,433         0.44       1.15   2.15    9.58    10.32
SAST SA AB Growth Portfolio Class 1  3,723,567 13.81      47.71     181,945,320         0.27       1.52   1.77   35.04    35.37
SAST SA AB Growth Portfolio Class 2    472,755 45.77      49.19      22,683,417         0.11       1.40   1.97   34.57    35.33
SAST SA AB Growth Portfolio Class 3  2,952,965 14.80      16.06     115,181,825         0.02       1.15   2.30   33.99    35.53
SAST SA AB Small & Mid Cap Value
  Portfolio Class 2                    700,302 27.78      29.26      20,393,339         0.35       1.52   1.97   34.91    35.52
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                 22,482,583 16.62      17.84     517,039,466         0.26       1.15   2.30   34.33    35.88
SAST SA American Funds Asset
  Allocation Portfolio Class 3      10,832,171 13.38      14.41     151,830,987         1.40       1.15   2.30   20.56    21.95
SAST SA American Funds Global
  Growth Portfolio Class 3          29,461,573 14.79      15.90     452,930,380         0.57       1.15   2.30   25.91    27.36
SAST SA American Funds Growth
  Portfolio Class 3                 20,980,181 13.64      14.64     298,538,080         0.48       1.15   2.30   26.80    28.26

VARIABLE SEPARATE ACCOUNT
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                               December 31, 2013                       For the Year Ended December 31 2013
                                    ---------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST SA American Funds Growth-
  Income Portfolio Class 3          17,447,565 13.25      14.23     238,480,333        1.21        1.15   2.30   30.08    31.58
SAST SA American Funds VCP Managed
  Asset Allocation Portfolio Class
  3                                  8,833,845 11.81      11.96     105,219,286        0.08        1.15   2.30   17.61    19.58
SAST SA Boston Company Capital
  Growth Portfolio Class 1             537,506 10.09      10.43       5,594,508        0.76        1.52   1.77   26.99    27.31
SAST SA Boston Company Capital
  Growth Portfolio Class 2             204,675  9.73      10.24       2,079,030        0.61        1.52   1.97   26.55    27.12
SAST SA Boston Company Capital
  Growth Portfolio Class 3           4,479,417  9.58      13.84      46,442,265        0.56        1.15   2.30   26.17    27.46
SAST SA Columbia Technology
  Portfolio Class 1                  3,015,476  2.89       2.99       9,002,990        0.00        1.52   1.77   23.68    23.99
SAST SA Columbia Technology
  Portfolio Class 2                    932,586  2.78       2.98       2,719,453        0.00        1.40   1.97   23.25    23.95
SAST SA Columbia Technology
  Portfolio Class 3                  5,907,349 12.45      13.46      24,372,613        0.00        1.15   2.30   22.72    24.14
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                  3,325,725 12.21       9.75      41,819,465        0.00        1.52   1.77   -2.01    -1.76
SAST SA DFA Ultra Short Bond
  Portfolio Class 2                  1,175,932 11.77      12.38      14,481,861        0.00        1.52   1.97   -2.35    -1.91
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                 14,206,110  8.80       9.61     155,470,211        0.00        1.15   2.30   -2.77    -1.65
SAST SA Dogs of Wall Street
  Portfolio Class 1                  1,379,465 20.12      20.79      28,655,599        1.53        1.52   1.77   34.22    34.56
SAST SA Dogs of Wall Street
  Portfolio Class 2                    397,515 19.44      20.44       8,077,405        1.40        1.52   1.97   33.76    34.36
SAST SA Dogs of Wall Street
  Portfolio Class 3                  4,189,008 16.42      17.70      77,607,623        1.46        1.15   2.30   33.19    34.72
SAST SA Federated Corporate Bond
  Portfolio Class 1                  2,944,548 26.54      27.43      80,677,033        4.11        1.52   1.77   -0.38    -0.13
SAST SA Federated Corporate Bond
  Portfolio Class 2                    888,319 25.56      26.94      23,787,994        3.89        1.52   1.97   -0.72    -0.28
SAST SA Federated Corporate Bond
  Portfolio Class 3                 31,196,561 14.70      15.82     646,977,548        4.12        1.15   2.30   -1.15    -0.01
SAST SA Franklin Foreign Value
  Portfolio Class 2                  1,182,233 19.75      21.07      24,841,804        1.70        1.52   1.97   20.81    21.35
SAST SA Franklin Foreign Value
  Portfolio Class 3                 33,840,654 11.27      12.11     529,074,266        1.65        1.15   2.30   20.29    21.67
SAST SA Franklin Small Company
  Value Portfolio Class 3           14,289,780 14.87      15.97     210,934,543        0.67        1.15   2.30   31.97    33.49
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                  1,507,896 15.14      22.33      34,673,951        1.08        1.52   1.77   -5.23    -5.00
SAST SA Goldman Sachs Global Bond
  Portfolio Class 2                    387,300 21.52      22.63       8,716,751        0.89        1.52   1.97   -5.56    -5.14
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                 13,417,886 12.15      13.07     216,989,289        0.95        1.15   2.30   -5.97    -4.88
SAST SA Invesco Growth
  Opportunities Portfolio Class 1    1,238,477  8.95       9.24      11,433,943        0.00        1.52   1.77   35.38    35.72
SAST SA Invesco Growth
  Opportunities Portfolio Class 2      444,075  8.62       9.09       4,007,411        0.00        1.52   1.97   34.91    35.51
SAST SA Invesco Growth
  Opportunities Portfolio Class 3   15,734,010 16.64      17.90     183,849,459        0.00        1.15   2.30   34.33    35.88
SAST SA Janus Focused Growth
  Portfolio Class 1                  1,017,407 16.19      16.73      16,978,777        0.21        1.52   1.77   32.34    32.67
SAST SA Janus Focused Growth
  Portfolio Class 2                    901,697 15.94      16.42      14,745,650        0.05        1.52   1.77   32.14    32.47
SAST SA Janus Focused Growth
  Portfolio Class 3                  7,026,877 14.32      15.44     109,092,849        0.01        1.15   2.30   31.32    32.83
SAST SA JPMorgan Balanced
  Portfolio Class 1                  2,126,612 21.38      22.08      46,451,843        1.50        1.52   1.77   17.39    17.68
SAST SA JPMorgan Balanced
  Portfolio Class 2                    411,516 20.59      21.67       8,841,085        1.42        1.52   1.97   16.98    17.50
SAST SA JPMorgan Balanced
  Portfolio Class 3                  5,232,807 13.35      14.44      82,862,821        1.41        1.15   2.30   16.48    17.82
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                  1,714,373 18.24      18.83      32,323,411        0.53        1.52   1.77   -5.08    -4.84
SAST SA JPMorgan Emerging Markets
  Portfolio Class 2                    328,690 17.56      18.50       6,044,398        0.37        1.52   1.97   -5.41    -4.99
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                  9,977,805 10.88      11.72     150,751,361        0.33        1.15   2.30   -5.82    -4.73
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                  3,557,126 13.29      40.57     147,327,004        1.50        1.52   1.77   29.45    29.77
SAST SA JPMorgan Equity-Income
  Portfolio Class 2                    263,050 38.94      41.09      10,731,229        1.40        1.52   1.97   29.00    29.58
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                  6,409,569 13.17      14.33     111,002,605        1.43        1.15   2.30   28.45    29.93
SAST SA JPMorgan Global Equities
  Portfolio Class 1                  2,015,137 25.92      26.78      53,809,389        0.54        1.52   1.77   23.99    24.30
SAST SA JPMorgan Global Equities
  Portfolio Class 2                    191,720 25.05      26.75       5,039,206        0.36        1.40   1.97   23.56    24.26
SAST SA JPMorgan Global Equities
  Portfolio Class 3                  1,978,581 11.55      12.55      34,910,507        0.34        1.15   2.30   23.03    24.44
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                  2,019,747 27.02      27.86      56,232,882        1.31        1.52   1.77   -5.28    -5.04
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 2                    542,384 26.51      27.35      14,765,227        1.13        1.52   1.77   -5.42    -5.18
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                 47,226,038 12.77      13.78     790,267,631        1.22        1.15   2.30   -6.01    -4.93
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                  2,246,993 17.44      18.01      40,169,622        0.00        1.52   1.77   39.92    40.27
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 2                  1,015,183 16.77      17.98      17,850,590        0.00        1.40   1.97   39.43    40.23
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                  6,681,662 17.05      18.30     116,935,074        0.00        1.15   2.30   38.84    40.44
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1            8,789,794 17.24      47.97     432,542,277        1.18        1.52   1.77   31.34    31.67
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 2            1,307,735 46.09      49.46      63,243,583        1.02        1.40   1.97   30.88    31.63
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3           18,397,328 12.97      13.95     521,161,365        0.93        1.15   2.30   30.32    31.82
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                    843,535  8.36       8.64       7,363,497        0.34        1.52   1.77   31.62    31.95
SAST SA MFS Blue Chip Growth
  Portfolio Class 2                    357,368  8.08       8.50       3,022,372        0.18        1.52   1.97   31.16    31.75
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                  7,376,713 13.57      14.69      78,662,929        0.12        1.15   2.30   30.60    32.11
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1  1,684,838 33.17      34.26      57,359,876        0.62        1.52   1.77   29.51    29.83
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 2    355,630 32.06      33.67      11,906,751        0.47        1.52   1.97   29.06    29.64
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3 13,632,793 14.73      15.88     283,185,602        0.42        1.15   2.30   28.51    29.99
SAST SA MFS Telecom Utility
  Portfolio Class 1                    740,461 21.71      22.42      16,591,619        2.42        1.52   1.77   17.87    18.17
SAST SA MFS Telecom Utility
  Portfolio Class 2                     92,755 21.40      22.03       2,021,794        2.09        1.52   1.77   17.70    17.99
SAST SA MFS Telecom Utility
  Portfolio Class 3                  1,287,931 15.45      16.72      23,844,401        2.18        1.15   2.30   16.96    18.31
SAST SA MFS Total Return Bond
  Portfolio Class 1                  4,056,102 35.01      36.15     145,293,218        2.32        1.52   1.77   16.92    17.21
SAST SA MFS Total Return Bond
  Portfolio Class 2                  1,220,344 33.70      35.50      43,051,546        2.13        1.52   1.97   16.51    17.04
SAST SA MFS Total Return Bond
  Portfolio Class 3                  7,922,055 12.87      13.86     207,025,709        2.13        1.15   2.30   16.02    17.35
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                            2,735,184 14.99      15.48      42,330,888        2.64        1.52   1.77   18.51    18.81
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 2                            1,181,253 14.46      15.21      17,883,661        2.42        1.52   1.97   18.10    18.63
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                           11,544,046 10.91      11.80     165,223,822        2.40        1.15   2.30   17.59    18.95
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1        1,164,812 26.48      27.37      31,838,932        0.55        1.52   1.77   28.92    29.25
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 2          205,845 25.48      26.88       5,500,018        0.43        1.52   1.97   28.48    29.05
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3        1,901,413 13.48      14.55      40,647,695        0.38        1.15   2.30   27.96    29.40
SAST SA PIMCO VCP Tactical
  Balanced Portfolio Class 3         4,772,124 10.77      10.85      51,642,050        1.02               1.40    7.73     8.45
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                  2,289,102 27.06      27.92      63,869,997        5.16        1.52   1.77    6.02     6.28
SAST SA PineBridge High-Yield Bond
  Portfolio Class 2                    485,256 25.98      27.41      13,195,181        5.05        1.52   1.97    5.65     6.12

                                            December 31, 2013                       For the Year Ended December 31 2013
                                ----------------------------------------------  -------------------------------------------
                                                                                                  Expense         Total
                                            Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                            -------------------      Net           Income      -------------- --------------
Sub-accounts                       Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                    ----------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST SA PineBridge High-Yield
  Bond Portfolio Class 3          8,009,377 12.86      14.04      150,844,934       4.99        1.15   2.30    5.19     6.41
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                         2,742,382 12.34      16.66       46,885,819       2.00        1.52   1.77   19.90    20.20
SAST SA Putnam International
  Growth and Income Portfolio
  Class 2                           498,168 16.12      16.93        8,378,889       1.84        1.52   1.97   19.48    20.02
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                        11,370,655  9.46      10.23      175,188,561       1.70        1.15   2.30   18.97    20.34
SAST SA Pyramis Real Estate
  Portfolio Class 1               1,084,616 25.51      26.36       28,572,706       1.15        1.52   1.77   -3.80    -3.56
SAST SA Pyramis Real Estate
  Portfolio Class 2                 332,391 24.59      25.89        8,546,099       0.97        1.52   1.97   -4.14    -3.71
SAST SA Pyramis Real Estate
  Portfolio Class 3              15,959,829  8.72       9.40      238,203,941       0.94        1.15   2.30   -4.55    -3.45
SAST SA VCP Dynamic Allocation
  Portfolio Class 3             409,285,686 11.95      12.22    4,968,981,157       0.00        1.15   2.30   14.48    15.80
SAST SA VCP Dynamic Strategy
  Portfolio Class 3             172,984,385 11.95      12.13    2,086,919,684       0.00        1.15   2.30   15.06    16.21
SAST SA WellsCap Aggressive
  Growth Portfolio Class 1        1,637,279 20.02      20.67       33,810,009       0.00        1.52   1.77   40.44    40.79
SAST SA WellsCap Aggressive
  Growth Portfolio Class 2          184,421 19.24      20.28        3,712,893       0.00        1.52   1.97   39.95    40.58
SAST SA WellsCap Aggressive
  Growth Portfolio Class 3        1,562,994 12.42      13.41       25,407,830       0.00        1.15   2.30   39.35    40.96
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1        1,832,839 25.17      26.00       47,551,481       0.00        1.52   1.77   34.66    35.00
SAST SA WellsCap Fundamental
  Growth Portfolio Class 2          116,882 24.20      25.52        2,956,092       0.00        1.52   1.97   34.20    34.80
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3        3,474,144 14.10      15.31       78,469,003       0.00        1.15   2.30   33.62    35.16

(a)Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.
(b)These amounts represent the net asset value before adjustments allocated to the contracts in payout period.
(c)These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year.
(d)These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.
(e)These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

7. Subsequent Events

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through April 26, 2018, the date the financial statements were issued, and has determined that no additional items require disclosure.

American General Life
Insurance Company
Audited GAAP Financial Statements
At December 31, 2017 and 2016 and for each of the three years ended December 31, 2017

AMERICAN GENERAL LIFE INSURANCE COMPANY
TABLE OF CONTENTS

                                                                           Page
                                                                           ----
 CONSOLIDATED FINANCIAL STATEMENTS

 Report of Independent Auditors                                              2
 Consolidated Balance Sheet at December 31, 2017 and 2016                    3
 Consolidated Statements of Income for each of the years ended
   December 31, 2017, 2016 and 2015                                          4
 Consolidated Statements of Comprehensive Income (Loss) for each of the
   years ended December 31, 2017, 2016 and 2015                              5
 Consolidated Statements of Equity for each of the years ended
   December 31, 2017, 2016 and 2015                                          6
 Consolidated Statements of Cash Flows for each of the years ended
   December 31, 2017, 2016 and 2015                                          7

 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

 1.   Basis of Presentation                                                  8
 2.   Summary of Significant Accounting Policies                             9
 3.   Fair Value Measurements                                               15
 4.   Investments                                                           33
 5.   Lending Activities                                                    44
 6.   Reinsurance                                                           46
 7.   Derivatives and Hedge Accounting                                      47
 8.   Deferred Policy Acquisition Costs and Deferred Sales Inducements      49
 9.   Variable Interest Entities                                            52
 10.  Insurance Liabilities                                                 54
 11.  Variable Life and Annuity Contracts                                   57
 12.  Debt                                                                  59
 13.  Commitments and Contingencies                                         60
 14.  Equity                                                                61
 15.  Statutory Financial Data and Restrictions                             63
 16.  Benefit Plans                                                         63
 17.  Income Taxes                                                          64
 18.  Related Party Transactions                                            68
 19.  Subsequent Events                                                     70

Report of Independent Auditors

To the Board of Directors of
American General Life Insurance Company

We have audited the accompanying consolidated financial statements of American General Life Insurance Company and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., which comprise the consolidated balance sheets as of December 31, 2017 and 2016, and the related consolidated statements of income, comprehensive income (loss), equity and cash flows for each of the three years in the period ended
December 31, 2017.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American General Life Insurance Company and its subsidiaries as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017 in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP

April 26, 2018

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS

                                                                                                                  December 31,
                                                                                                                -----------------
(in millions, except for share data)                                                                              2017     2016
------------------------------------                                                                            -------- --------
Assets:
   Investments:
       Fixed maturity securities:
          Bonds available for sale, at fair value (amortized cost: 2017 - $96,876; 2016 - $96,184)              $104,575 $100,867
          Other bond securities, at fair value                                                                     3,163    3,047
       Equity securities:
          Common and preferred stock, available for sale, at fair value (cost: 2017 - $52; 2016 - $11)                58       15
          Other common and preferred stock, at fair value                                                              3        4
       Mortgage and other loans receivable, net of allowance                                                      19,707   16,458
       Other invested assets (portion measured at fair value: 2017 - $1,294; 2016 - $1,508)                        3,620    3,498
       Short-term investments (portion measured at fair value: 2017 - $3,604; 2016 - $3,122)                       3,844    3,347
                                                                                                                -------- --------
          Total investments                                                                                      134,970  127,236
   Cash                                                                                                              160      173
   Accrued investment income                                                                                       1,059    1,051
   Amounts due from related parties                                                                                1,023    1,097
   Premiums and other receivables - net of allowance                                                                 865      789
   Reinsurance assets, net of allowance                                                                            1,701    1,572
   Deferred policy acquisition costs                                                                               6,621    6,787
   Current income tax receivable                                                                                     239       --
   Deferred income taxes                                                                                           1,183    1,610
   Other assets (including restricted cash of $46 in 2017 and $1 in 2016)                                          1,652    2,562
   Separate account assets, at fair value                                                                         49,470   44,174
                                                                                                                -------- --------
Total assets                                                                                                    $198,943 $187,051
                                                                                                                ======== ========
Liabilities:
   Future policy benefits for life and accident and health insurance contracts                                  $ 36,078 $ 33,112
   Policyholder contract deposits (portion measured at fair value: 2017 - $3,564; 2016 - $2,743)                  81,496   78,613
   Policy claims and benefits payable                                                                                688      702
   Other policyholder funds                                                                                        1,849    2,034
   Current income tax payable                                                                                         --       71
   Notes payable - to affiliates (portion measured at fair value: 2017 - $627; 2016 - $568)                        1,862    1,259
   Notes payable - to third parties                                                                                  901      220
   Amounts due to related parties                                                                                    998    1,134
   Securities lending payable                                                                                      2,457    2,142
   Other liabilities                                                                                               3,086    3,548
   Separate account liabilities                                                                                   49,470   44,174
                                                                                                                -------- --------
Total liabilities                                                                                                178,885  167,009
                                                                                                                -------- --------
Commitments and contingencies (see Note 13)

American General Life Insurance Company (AGL) shareholder's equity:
   Preferred stock, $100 par value; 8,500 shares authorized, issued and outstanding                                    1        1
   Common stock, $10 par value; 600,000 shares authorized, issued and outstanding                                      6        6
   Additional paid-in capital                                                                                     15,137   16,673
   Accumulated other comprehensive income                                                                          4,752    3,295
                                                                                                                -------- --------
Total AGL shareholder's equity                                                                                    19,896   19,975
Noncontrolling interests                                                                                             162       67
                                                                                                                -------- --------
Total equity                                                                                                      20,058   20,042
                                                                                                                -------- --------
Total liabilities and equity                                                                                    $198,943 $187,051
                                                                                                                ======== ========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME


                                                     Years Ended December 31,
                                                    -------------------------
  (in millions)                                       2017     2016     2015
  -------------                                     -------  -------  -------
  Revenues:
     Premiums                                       $ 3,397  $ 1,722  $ 2,628
     Policy fees                                      2,226    2,078    2,090
     Net investment income                            6,523    6,318    6,118
     Net realized capital losses:
         Total other-than-temporary
           impairments on available for sale
           securities                                   (46)    (210)    (197)
         Portion of other-than-temporary
           impairments on available for sale
           fixed maturity securities
           recognized in other comprehensive
           loss                                         (43)     (17)     (22)
                                                    -------  -------  -------
         Net other-than-temporary impairments
           on available for sale securities
           recognized in net income                     (89)    (227)    (219)
         Other realized capital (losses) gains       (1,073)    (903)     141
                                                    -------  -------  -------
     Total net realized capital losses:              (1,162)  (1,130)     (78)
         Other income                                 1,004    1,237    2,268
                                                    -------  -------  -------
  Total revenues                                     11,988   10,225   13,026
                                                    -------  -------  -------
  Benefits and expenses:
     Policyholder benefits                            6,008    4,644    5,276
     Interest credited to policyholder account
       balances                                       2,081    2,211    2,178
     Amortization of deferred policy
       acquisition costs                                375      261      787
     General operating and other expenses             1,831    2,139    3,087
     Net (gain) loss on sale of divested
       businesses                                        --     (238)      --
                                                    -------  -------  -------
  Total benefits and expenses                        10,295    9,017   11,328
                                                    -------  -------  -------
  Income before income tax expense                    1,693    1,208    1,698
  Income tax expense (benefit):
     Current                                            858    1,248      549
     Deferred                                           256     (951)    (111)
                                                    -------  -------  -------
  Income tax expense                                  1,114      297      438
                                                    -------  -------  -------
  Net income                                            579      911    1,260
  Less:
  Net income attributable to noncontrolling
    interests                                             3        1       --
                                                    -------  -------  -------
  Net income attributable to AGL                    $   576  $   910  $ 1,260
                                                    =======  =======  =======

  See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)


                                                                                                        Years Ended December 31,
                                                                                                        -----------------------
(in millions)                                                                                            2017    2016     2015

Net income                                                                                              $  579  $  911  $ 1,260
                                                                                                        ------  ------  -------
Other comprehensive income (loss), net of tax
   Change in unrealized appreciation (depreciation) of fixed maturity investments on which other-than-
     temporary credit impairments were recognized                                                          129     (34)    (225)
   Change in unrealized appreciation (depreciation) of all other investments                             2,080   1,457   (4,368)
   Adjustments to deferred policy acquisition costs, value of business acquired and deferred sales
     inducements                                                                                          (355)   (100)     442
   Change in unrealized insurance loss recognition                                                        (610)   (361)     551
   Change in foreign currency translation adjustments                                                       --      --       (2)
                                                                                                        ------  ------  -------
Other comprehensive income (loss)                                                                        1,244     962   (3,602)
                                                                                                        ------  ------  -------
Comprehensive income (loss)                                                                              1,823   1,873   (2,342)
Comprehensive income attributable to noncontrolling interests                                                3       1       --
                                                                                                        ------  ------  -------
Comprehensive income (loss) attributable to AGL                                                         $1,820  $1,872  $(2,342)
                                                                                                        ======  ======  =======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF EQUITY


                                                                     Accumulated
                                                Additional              Other       Total AGL      Non-
                               Preferred Common  Paid-in   Retained Comprehensive Shareholder's controlling  Total
(in millions)                    Stock   Stock   Capital   Earnings    Income        Equity      Interests   Equity
-------------                  --------- ------ ---------- -------- ------------- ------------- ----------- -------
Balance, January 1, 2015          $ 1     $ 6    $18,514   $   218     $ 5,935       $24,674       $ --     $24,674
                                  ---     ---    -------   -------     -------       -------       ----     -------
Net income attributable to
  AGL or other noncontrolling
  interests                        --      --         --     1,260          --         1,260         --       1,260
Dividends                          --      --         --      (903)         --          (903)        --        (903)
Other comprehensive loss           --      --         --        --      (3,602)       (3,602)        --      (3,602)
Capital contributions from
  Parent                           --      --         32        --          --            32         --          32
Other                              --      --         --        --          --            --         (3)         (3)
                                  ---     ---    -------   -------     -------       -------       ----     -------
Balance, December 31, 2015        $ 1     $ 6    $18,546   $   575     $ 2,333       $21,461       $ (3)    $21,458
                                  ===     ===    =======   =======     =======       =======       ====     =======
Net income attributable to
  AGL or other noncontrolling
  interests                        --      --         --       910          --           910          1         911
Dividends                          --      --         --    (1,491)         --        (1,491)        --      (1,491)
Other comprehensive income         --      --         --        --         962           962         --         962
Net increase due to
  acquisitions and
  consolidations                   --      --         --        --          --            --         65          65
Capital contributions from
  Parent                           --      --         12        --          --            12         --          12
Return of capital                  --      --     (1,885)       --          --        (1,885)        --      (1,885)
Deconsolidation of VIEs            --      --         --         6          --             6          3           9
Other                              --      --         --        --          --            --          1           1
                                  ---     ---    -------   -------     -------       -------       ----     -------
Balance, December 31, 2016        $ 1     $ 6    $16,673   $    --     $ 3,295       $19,975       $ 67     $20,042
                                  ===     ===    =======   =======     =======       =======       ====     =======
Net income attributable to
  AGL or other noncontrolling
  interests                        --      --         --       576          --           576          3         579
Dividends                          --      --         --      (363)         --          (363)        --        (363)
Other comprehensive income         --      --         --        --       1,244         1,244         --       1,244
Net increase due to
  acquisitions and
  consolidations                   --      --         --        --          --            --         87          87
Return of capital                  --      --     (1,536)       --          --        (1,536)        --      (1,536)
Deconsolidation of
  subsidiaries                     --      --         --        --          --            --         (1)         (1)
Reclassification of certain
  tax effects from AOCI            --      --         --      (213)        213            --         --          --
Other                              --      --         --        --          --            --          6           6
                                  ---     ---    -------   -------     -------       -------       ----     -------
Balance, December 31, 2017        $ 1     $ 6    $15,137   $    --     $ 4,752       $19,896       $162     $20,058
                                  ===     ===    =======   =======     =======       =======       ====     =======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                                Years Ended December 31,
                                                                                              ----------------------------
(in millions)                                                                                   2017      2016      2015
-------------                                                                                 --------  --------  --------
Cash flows from operating activities:
   Net income                                                                                 $    579  $    911  $  1,260
                                                                                              --------  --------  --------
   Adjustments to reconcile net income to net cash provided by operating activities:
       Interest credited to policyholder account balances                                        2,081     2,211     2,178
       Amortization of deferred policy acquisition costs                                           375       261       787
       Fees charged for policyholder contract deposits                                          (1,472)   (1,337)   (1,203)
       Net realized capital losses                                                               1,162     1,130        78
       Net (gains) on sale of divested businesses                                                   --      (238)       --
       Unrealized losses (gains) in earnings, net                                                 (281)      (41)       25
       Equity in (income) losses of partnerships and other invested assets                          19        92       (32)
       Accretion of net premium/discount on investments                                           (736)     (828)     (710)
       Capitalized interest                                                                        (94)      (71)      (59)
       Provision for deferred income taxes                                                         256      (951)     (111)
   Changes in operating assets and liabilities:
       Accrued investment income                                                                    (8)        4       (13)
       Amounts due (to) from related parties                                                       (61)     (236)       62
       Reinsurance assets                                                                         (129)       93       (49)
       Deferred policy acquisition costs                                                          (714)     (805)     (983)
       Current income tax receivable/payable                                                       361     1,201       448
       Future policy benefits and other policyholder funds                                       1,836       932     1,193
       Other, net                                                                                 (183)     (223)     (220)
                                                                                              --------  --------  --------
   Total adjustments                                                                             2,412     1,194     1,391
                                                                                              --------  --------  --------
Net cash provided by operating activities                                                        2,991     2,105     2,651
                                                                                              ========  ========  ========
Cash flows from investing activities:
   Proceeds from (payments for)
       Sales or distribution of:
          Available for sale investments                                                         7,059     8,353     7,514
          Other investments, excluding short-term investments                                     (205)    2,796     2,670
          Divested businesses, net                                                                  --       238        --
       Redemption and maturities of fixed maturity securities available for sale                 9,367     8,831     7,837
       Principal payments received on sales and maturities of mortgage and other loans
         receivable                                                                              2,567     2,892     2,094
       Redemption and maturities of other investments, excluding short-term investments            279       230       196
   Purchases of:
       Available for sale investments                                                          (16,784)  (19,834)  (17,431)
       Mortgage and other loans receivable                                                      (5,708)   (5,100)   (4,932)
       Other investments, excluding short-term investments                                        (647)     (607)   (2,442)
   Net change in restricted cash                                                                   (45)        3       392
   Net change in short-term investments                                                           (497)   (1,497)     (469)
   Other, net                                                                                     (235)   (1,075)     (179)
                                                                                              --------  --------  --------
Net cash used in investing activities                                                           (4,849)   (4,770)   (4,750)
                                                                                              ========  ========  ========
Cash flows from financing activities:
   Policyholder contract deposits                                                               11,232    10,529    10,208
   Policyholder contract withdrawals                                                           (10,742)   (7,478)   (7,112)
   Net exchanges (to) from separate accounts                                                     1,451      (870)   (1,239)
   Change in repurchase agreements                                                                (248)       18       281
   Repayment of notes payable                                                                       --      (286)     (221)
   Issuance of notes payable                                                                     1,298       603       100
   Change in securities lending payable                                                            315     1,180       962
   Change in cash overdrafts                                                                       (43)       45        --
   Dividends and return of capital paid to Parent Company, net of cash contributions            (1,418)   (1,220)     (824)
   Other, net                                                                                       --        --        (2)
                                                                                              --------  --------  --------
Net cash provided by financing activities                                                        1,845     2,521     2,153
                                                                                              ========  ========  ========
Net increase (decrease) in cash                                                                    (13)     (144)       54
Cash at beginning of year                                                                          173       317       263
                                                                                              --------  --------  --------
Cash at end of year                                                                           $    160  $    173  $    317
                                                                                              ========  ========  ========
Supplementary Disclosure of Consolidated Cash Flow Information

Cash paid during the period for:
   Interest                                                                                   $     12  $      7  $      9
   Taxes                                                                                           493        42        91
Non-cash investing/financing activities:
   Sales inducements credited to policyholder contract deposits                                      6        12        13
   Non-cash dividends                                                                              481     2,156       237
   Settlement of non-cash dividends payable                                                         --        --     1,292
   Non-cash contributions from Parent                                                               --        12        32

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. BASIS OF PRESENTATION

American General Life Insurance Company, including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). Unless the context indicates otherwise, the terms "AGL," "the Company," "we," "us" or "our" mean American General Life Insurance Company and its consolidated entities, and the term "AIG Parent" means American International Group, Inc. and not any of AIG Parent's consolidated subsidiaries.

We are a leading provider of individual term and universal life insurance solutions to middle-income and high net worth customers, as well as a leading provider of fixed and variable annuities. Our primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, private placement variable annuities, structured settlements, corporate and bank-owned life insurance, terminal funding annuities, guaranteed investment contracts (GICs) and funding agreements, stable value wrap products and group benefits. We distribute our products through independent marketing organizations, independent insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants, and direct-to-consumer through AIG Direct. We also provide support services to certain affiliated insurance companies through our subsidiaries, AIG Enterprise Services LLC (AIGES) and SunAmerica Asset Management LLC (SAAMCo).

SAAMCo and its wholly owned distributor, AIG Capital Services, Inc. (AIGCS), and its wholly owned servicing agent, SunAmerica Fund Services, Inc. (SFS), represent our asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds and variable subaccounts offered within our variable annuity and variable universal life products, and by distributing retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

In May 2016, we sold AIG Advisor Group, our network of independent broker-dealers, to investment funds affiliated with Lightyear Capital LLC and PSP Investments. Our consolidated Statements of Income included total revenues and expenses of AIG Advisor Group of $477 million and $193 million, respectively, in 2016 and total revenues and expenses of $1.4 billion and $1.3 billion, respectively, in 2015.

Our operations are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of our insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. We are exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. We control our exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of our assets and liabilities, monitoring and limiting prepayments and extension risk in our portfolio, maintaining a large percentage of our portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk. We are also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect our exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States
(GAAP). All significant intercompany accounts and transactions have been eliminated.

The consolidated financial statements include the accounts of the Company, our controlled subsidiaries (generally through a greater than 50 percent ownership of voting rights and voting interests), and variable interest entities (VIEs) of which we are the primary beneficiary. Equity investments in entities that we do not consolidate, including corporate entities in which we have significant influence, and partnership and partnership-like entities in which we have more than minor influence over the operating and financial policies, are accounted for under the equity method unless we have elected the fair value option.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Out of Period Adjustments

In 2017, we recorded out of period adjustments to correct errors related to prior periods, which increased pre-tax income by $127 million, increased net income by $106 million and decreased comprehensive income by $107 million. The out of period adjustments were primarily related to insurance liabilities and deferred policy acquisition costs. We have evaluated the effect of the errors on prior years and on the respective years in which they were corrected, taking into account both qualitative and quantitative factors. Management believes these errors and their corrections are not material to any previously issued consolidated financial statements or the current period.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. Accounting policies that we believe are most dependent on the application of estimates and assumptions are considered our critical accounting estimates and are related to the determination of:

..   income tax assets and liabilities, including recoverability of our net deferred tax asset and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset and provisional estimates associated with the enactment of the Tax Cuts and Jobs Act of 2017 (Tax Act);

..   reinsurance assets;

..   valuation of future policy benefit liabilities and timing and extent of loss recognition;

..   valuation of liabilities for guaranteed benefit features of variable annuity products;

..   estimated gross profits (EGP) to value deferred policy acquisition costs
    (DAC) for investment-oriented products;

..   impairment charges, including other-than-temporary impairments on available for sale securities and impairment on other invested assets;

..   liability for legal contingencies; and

..   fair value measurements of certain financial assets and liabilities.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, our consolidated financial condition, results of operations and cash flows could be materially affected.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following table identifies our significant accounting policies presented in other Notes to these Consolidated Financial Statements, with a reference to the Note where a detailed description can be found:

    Note 3.  Fair Value Measurements

                 .Short-term investments

    Note 4.  Investments

                 .Fixed maturity and equity securities

                 .Other invested assets

                 .Net investment income

                 .Net realized capital gains (losses)

                 .Other-than-temporary impairments

    Note 5.  Lending Activities

                 .Mortgage and other loans receivable - net of allowance

    Note 6.  Reinsurance

                 .Reinsurance assets, net of allowance

    Note 7.  Derivatives and Hedge Accounting

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


              .Derivative assets and liabilities, at fair value

Note 8.   Deferred Policy Acquisition Costs and Deferred Sales Inducements

              .Deferred policy acquisition costs

              .Amortization of deferred policy acquisition costs

              .Deferred sales inducements

Note 9.   Variable Interest Entities

Note 10.  Insurance Liabilities

              .Future policy benefits

              .Policyholder contract deposits

              .Other policyholder funds

Note 11.  Variable Life and Annuity Contracts

Note 12.  Debt

              .Long-term debt

Note 13.  Commitments and Contingencies

              .Legal contingencies

Note 17.  Income Taxes

Other significant accounting policies

Premiums for long-duration life insurance products and life contingent annuities are recognized as revenues when due. Estimates for premiums due but not yet collected are accrued. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross premium received and the net premium is deferred and recognized in premiums in the Consolidated Statements of Income.

Premiums on accident and health policies are earned primarily on a pro rata basis over the term of the related coverage. The reserves for unearned premiums include the portion of premiums written relating to the unexpired terms of coverage.

Reinsurance premiums ceded are recognized as a reduction in revenues over the period the reinsurance coverage is provided in proportion to the risks to which the premiums relate.

Policy fees represent fees recognized from universal life and investment-type products consisting of policy charges for the cost of insurance or mortality and expense charges, policy administration charges, surrender charges and amortization of unearned revenue reserves. Policy fees are recognized as revenues in the period in which they are assessed against policyholders, unless the fees are designed to compensate us for services to be provided in the future. Fees deferred as unearned revenue are amortized in relation to the incidence of EGP to be realized over the estimated lives of the contracts, similar to DAC.

Other income primarily includes advisory fees and commissions from the broker dealer business and income from legal settlements.

In 2017, other income included business interruption insurance recoveries of $6 million related to the flooding and property damage that occurred at our main administrative office located in Houston, TX. In August 2017, Hurricane Harvey made a landfall in Texas and Louisiana causing widespread flooding and property damage in various southern counties within the region.

Cash represents cash on hand and non-interest bearing demand deposits.

Short-term investments consist of interest-bearing cash equivalents, time deposits, securities purchased under agreements to resell, and investments, such as commercial paper, with original maturities within one year from the date of purchase.

Premiums and other receivables - net of allowance include premium balances receivable, amounts due from agents and brokers and policyholders, and other receivables.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Other assets consist of prepaid expenses, deposits, other deferred charges, real estate, other fixed assets, capitalized software costs, deferred sales inducements, restricted cash and freestanding derivative assets.

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise from any of our other businesses. The liabilities for these accounts are equal to the account assets. Separate accounts may also include deposits for funds held under stable value wrap funding agreements, although the majority of stable value wrap sales are measured based on the notional amount included in assets under management and do not include the receipt of funds. For a more detailed discussion of separate accounts, see Note 11.

Other liabilities include other funds on deposit, other payables, securities sold under agreements to repurchase and freestanding derivative liabilities.

Accounting Standards Adopted During 2017

Derivative Contract Novations

In March 2016, the Financial Accounting Standards Board (FASB) issued an accounting standard that clarifies that a change in the counterparty (novation) to a derivative instrument that has been designated as a hedging instrument does not, in and of itself, require de-designation of that hedging relationship provided that all other hedge accounting criteria continue to be met.

We adopted the standard on its required effective date of January 1, 2017. The adoption of the standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Contingent Put and Call Options in Debt Instruments

In March 2016, the FASB issued an accounting standard that clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. The standard requires an evaluation of embedded call (put) options solely on a four-step decision sequence that requires an entity to consider whether (1) the amount paid upon settlement is adjusted based on changes in an index, (2) the amount paid upon settlement is indexed to an underlying other than interest rates or credit risk, (3) the debt involves a substantial premium or discount and (4) the put or call option is contingently exercisable.

We adopted the standard on its required effective date of January 1, 2017. The adoption of this standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Simplifying the Transition to the Equity Method of Accounting

In March 2016, the FASB issued an accounting standard that eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods during which the investment had been held.

We adopted the standard on its required effective date of January 1, 2017. The adoption of the standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Interest Held through Related Parties that are under Common Control

In October 2016, the FASB issued an accounting standard that amends the consolidation analysis for a reporting entity that is the single decision maker of a VIE. The new guidance will require the decision maker's evaluation of its interests held through related parties that are under common control on a proportionate basis (rather than in their entirety) when

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

determining whether it is the primary beneficiary of that VIE. The amendment does not change the characteristics of a primary beneficiary.

We adopted the standard on its required effective date of January 1, 2017. The adoption of the standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Clarifying the Definition of a Business

In January 2017, the FASB issued an accounting standard that changes the definition of a business to assist entities in evaluating when a set of transferred assets and activities is a business. The new standard will require an entity to evaluate if substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar assets; if so, the set of transferred assets and activities is not a business. At a minimum, a set must include an input and a substantive process that together significantly contribute to the ability to create output.

We adopted the standard on October 1, 2017. The impact of the standard is primarily related to our investments in real estate. As a result of the adoption, we anticipate that future acquisitions of certain real estate investments will no longer meet the definition of a business and will be treated as asset acquisitions. As a result, no goodwill would be recognized from these investments and certain costs can be capitalized as part of the asset acquisitions. The adoption of this standard did not have a material effect on our consolidated financial condition, results of operations and cash flows.

Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (AOCI)

In February 2018, the FASB issued an accounting standard that allows the optional reclassification of stranded tax effects within accumulated other comprehensive income to retained earnings that arise due to the enactment of the Tax Act. We have elected to early adopt the accounting standard in our financial statements for the year ended December 31, 2017. Accordingly, we have recorded a reclassification adjustment of $213 million related to the effect of the change in the U.S. federal corporate income tax rate on the gross deferred tax amounts at the date of enactment of the Tax Act. Consistent with Staff Accounting Bulletin No. 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act (SAB 118), released by the Securities and Exchange Commission, these are provisional adjustments and may be revised as relevant guidance is released.

We use the security-by-security approach when releasing stranded income tax effects from AOCI for available for sale securities.

Future Application of Accounting Standards

Revenue Recognition

In May 2014, the FASB issued an accounting standard that supersedes most existing revenue recognition guidance. The standard excludes from its scope the accounting for insurance contracts, leases, financial instruments, and certain other agreements that are governed under other GAAP guidance, but could affect the revenue recognition for certain of our other activities.

We will adopt this standard on its effective date of January 1, 2018 using the modified retrospective approach. Our analysis of revenues indicates that substantially all of our revenues are from sources excluded from the scope of the standard. For those revenue sources within the scope of the standard, there are no material changes in the timing or measurement of revenues based upon the guidance. As substantially all of our revenue sources are excluded from the scope of the standard, the adoption of the standard will not have a material effect on our reported consolidated financial condition, results of operations, cash flows or required disclosures.

Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB issued an accounting standard that will require equity investments that do not follow the equity method of accounting or are not subject to consolidation to be measured at fair value with changes in fair value

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

recognized in earnings, while financial liabilities for which fair value option accounting has been elected, changes in fair value due to instrument-specific credit risk will be presented separately in other comprehensive income. The standard allows the election to record equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes with changes in the carrying value of the equity investments recorded in earnings. The standard also updates certain fair value disclosure requirements for financial instruments carried at amortized cost.

We will adopt this standard on its effective date of January 1, 2018 using the modified retrospective approach. Based on our review substantially all of our assets and liabilities are not within the scope of the standard. The adoption of this standard will not have material effect on our reported consolidated financial condition, results of operations, cash flows or require disclosures.

Leases

In February 2016, the FASB issued an accounting standard that will require lessees with lease terms of more than 12 months to recognize a right of use asset and a corresponding lease liability on their balance sheets. For income statement purposes, the FASB retained a dual model, requiring leases to be classified as either operating leases or finance leases.

We plan to adopt the standard on its effective date of January 1, 2019 using a modified retrospective approach upon adoption. We are currently quantifying the expected recognition on our balance sheet for a right to use asset and a lease liability as required by the standard. We do not expect the impact of the standard to have a material effect on our reported consolidated financial condition, results of operations, cash flows or required disclosures.

Financial Instruments - Credit Losses

In June 2016, the FASB issued an accounting standard that will change how entities account for credit losses for most financial assets. The standard will replace the existing incurred loss impairment model with a new "current expected credit loss model" that generally will result in earlier recognition of credit losses. The standard will apply to financial assets subject to credit losses, including loans measured at amortized cost, reinsurance receivables and certain off-balance sheet credit exposures. Additionally, the impairment for available for sale debt securities, including purchased credit deteriorated securities, are subject to the new guidance and will be measured in a similar manner, except that losses will be recognized as allowances rather than reductions in the amortized cost of the securities. The standard will also require additional information to be disclosed in the footnotes.

The standard is effective on January 1, 2020, with early adoption permitted on January 1, 2019. We are continuing to develop our implementation plan to adopt the standard and are assessing the impact of the standard on our reported consolidated financial condition, results of operations, cash flows and required disclosures. While we expect an increase in our allowances for credit losses for the financial instruments within scope of the standard, given the objective of the new standard, the amount of any change will be dependent on our portfolios' composition and quality at the adoption date as well as economic conditions and forecasts at that time.

Classification of Certain Cash Receipts and Cash Payments

In August 2016, the FASB issued an accounting standard that addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments provide clarity on the treatment of eight specifically defined types of cash inflows and outflows.

We will adopt this standard retrospectively on its effective date of January 1, 2018. The standard addresses presentation in the Statement of Cash Flows only and will have no effect on our reported consolidated financial condition, results of operations or required disclosures.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Intra-Entity Transfers of Assets Other than Inventory

In October 2016, the FASB issued an accounting standard that will require an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs, rather than when the asset is sold to a third party.

We will adopt the standard on its effective date of January 1, 2018 using a modified retrospective approach. The adoption of this standard will not have a material impact on our reported consolidated financial condition, results of operations, cash flows or required disclosures.

Restricted Cash

In November 2016, the FASB issued an accounting standard that provides guidance on the presentation of restricted cash in the Statement of Cash Flows. Entities will be required to explain the changes during a reporting period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents in the statement of cash flows.

We will adopt the standard retrospectively on its effective date of January 1, 2018. The standard addresses presentation of restricted cash in the Statement of Cash Flows only and will have no effect on our reported consolidated financial condition, results of operations or required disclosures.

Gains and Losses from the Derecognition of Nonfinancial Assets

In February 2017, the FASB issued an accounting standard that clarifies the scope of the derecognition guidance for the sale, transfer and derecognition of nonfinancial assets to noncustomers that aligns with the new revenue recognition principles. The standard also adds new accounting for partial sales of nonfinancial assets (including in substance real estate) that requires an entity to derecognize a nonfinancial asset when it 1) ceases to have a controlling financial interest in the legal entity that holds the asset based on the consolidation model and 2) transfers control of the asset based on the revenue recognition model.

We will adopt this standard on its effective date of January 1, 2018 under the modified retrospective approach. Based on our evaluation, we do not expect the standard to have a material impact on our reported consolidated financial condition, results of operations, cash flows or required disclosures.

Improving the Presentation of Net Periodic Pension and Postretirement Benefit
Cost

In March 2017, the FASB issued an accounting standard that requires entities to report the service cost component of net periodic pension and postretirement benefit costs in the same line item as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net periodic benefit costs are required to be separately presented in the income statement. The amendments also allow only the service cost component to be eligible for capitalization when applicable.

We will adopt this standard on its effective date of January 1, 2018. The standard primarily addresses the presentation of the service cost component of net periodic benefit costs in the income statement. AIG Parent's U.S. pension plans are frozen and no longer accrue benefits, which are reflected as service costs. Therefore, the standard will have no material effect on our reported consolidated financial condition, results of operations, cash flows or required disclosures.

Modification of Shared-Based Payment Awards

In May 2017, the FASB issued an accounting standard that provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting.

We will prospectively adopt this standard on its effective date of January 1, 2018 and do not expect the standard to have a material effect on our reported consolidated financial condition, results of operations, cash flows or required disclosures.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Derivatives and Hedging

In August 2017, the FASB issued an accounting standard that improves and expands hedge accounting for both financial and commodity risks. The provisions of the amendment are intended to better align the accounting with an entity's risk management activities, enhance the transparency on how the economic results are presented in the financial statements and the footnote, and simplify the application of hedge accounting treatment.

The standard is effective on January 1, 2019, with early adoption permitted. We are evaluating the timing of adoption and are assessing the impact of the standard on our reported consolidated financial condition, results of operations, cash flows and required disclosures.

3. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

We carry certain of our financial instruments at fair value. We define the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We are responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. We maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value in the Consolidated Balance Sheets are measured and classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of valuation inputs:

..   Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. We do not adjust the quoted price for such instruments.

..   Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

..   Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels discussed above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Valuation Methodologies of Financial Instruments Measured at Fair Value

Incorporation of Credit Risk in Fair Value Measurements

..   Our Own Credit Risk. Fair value measurements for certain derivative liabilities incorporate our own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to us at the balance sheet date by reference to observable AIG credit default swap (CDS) or cash bond spreads. We calculate the effect of credit spread changes using discounted cash flow techniques that incorporate current market interest rates. A derivative counterparty's net credit exposure to us is determined based on master netting agreements, when applicable, which take into consideration all derivative positions with us, as well as collateral we post with the counterparty at the balance sheet date. For a description of how we incorporate our own credit risk in the valuation of embedded derivatives related to certain annuity and life insurance products, see Embedded Derivatives within Policyholder Contract Deposits, below.

..   Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit by determining the explicit cost for us to protect against our net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. Our net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

For fair values measured based on internal models, the cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid-market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to us by an independent third party. We utilize an interest rate based on the benchmark London Interbank Offered Rate (LIBOR) curve to derive our discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, we believe this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value. Market price data is generally obtained from dealer markets.

We employ independent third-party valuation service providers to gather, analyze, and interpret market information to derive fair value estimates for individual investments, based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation service providers are reviewed and understood by management, through periodic discussion with and information provided by the independent third-party valuation service providers. In addition, as discussed further below, control processes are applied to the fair values received from independent third-party valuation service providers to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of market-accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions for comparable securities, benchmark yields, interest rate yield curves, credit spreads, prepayment rates, default rates, recovery assumptions, currency rates, quoted prices for similar securities and other market-observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

We have control processes designed to ensure that the fair values received from independent third-party valuation service providers are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. We assess the reasonableness of individual security values received from independent third-party valuation service providers through various analytical techniques, and have procedures to escalate related questions internally and to the independent third-party valuation service providers for resolution. To assess the degree of pricing consensus among various valuation service providers for specific asset types, we conduct comparisons of prices received from available sources. We use these comparisons to establish a hierarchy for the fair values received from independent third-party valuation service providers to be used for particular security classes. We also validate prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

When our independent third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing market accepted valuation models. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies and defaults, loss severity assumptions, prepayments, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from independent third-party valuation service providers, including management reviews. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations reflect illiquidity and non-transferability, based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of comparable securities, adjusted for illiquidity and structure. Fair values determined internally are also subject to management review to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities including residential mortgage backed securities (RMBS), commercial mortgage backed securities (CMBS), collateralized debt obligations (CDO), other asset-backed securities (ABS) and fixed maturity securities issued by government sponsored entities and corporate entities.

Equity Securities Traded in Active Markets

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchange or dealer markets.

Mortgage and Other Loans Receivable

We estimate the fair value of mortgage and other loans receivable that are measured at fair value by using dealer quotations, discounted cash flow analyses and/or internal valuation models. The determination of fair value considers inputs such as interest rate, maturity, the borrower's creditworthiness, collateral, subordination, guarantees, past-due status, yield curves, credit curves, prepayment rates, market pricing for comparable loans and other relevant factors.

Other Invested Assets

We initially estimate the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, we generally obtain the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

statements of which are generally audited annually. We consider observable market data and perform certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement. The fair values of other investments carried at fair value, such as direct private equity holdings, are initially determined based on transaction price and are subsequently estimated based on available evidence such as market transactions in similar instruments, other financing transactions of the issuer and other available financial information for the issuer, with adjustments made to reflect illiquidity as appropriate.

Short-term Investments

For short-term investments that are measured at amortized cost, the carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk. Securities purchased under agreements to resell (reverse repurchase agreements) are generally treated as collateralized receivables. We report certain receivables arising from securities purchased under agreements to resell as Short-term investments in the Consolidated Balance Sheets. When these receivables are measured at fair value, we use market-observable interest rates to determine fair value.

Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over-the-counter (OTC). We generally value exchange-traded derivatives such as futures and options using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. We generally use similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. We will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, independent third-party valuation service providers and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Derivatives within Policyholder Contract Deposits

Certain variable annuity and equity-indexed annuity and life contracts contain embedded derivatives that we bifurcate from the host contracts and account for separately at fair value, with changes in fair value recognized in earnings. These embedded derivatives are classified within Policyholder contract deposits. We have concluded these contracts contain either (i) a written option that guarantees a minimum accumulation value at maturity, (ii) a written option that guarantees annual withdrawals regardless of underlying market performance for a specific period or for life, or (iii) equity-indexed written options that meet the criteria of derivatives and must be bifurcated.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The fair value of embedded derivatives contained in certain variable annuity and equity-indexed annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These discounted cash flow projections primarily include benefits and related fees assessed, when applicable. In some instances, the projected cash flows from fees may exceed projected cash flows related to benefit payments and therefore, at a point in time, the carrying value of the embedded derivative may be in a net asset position. The projected cash flows incorporate best estimate assumptions for policyholder behavior (including mortality, lapses, withdrawals and benefit utilization), along with an explicit risk margin to reflect a market participant's estimates of projected cash flows and policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on our historical experience.

Because of the dynamic and complex nature of the projected cash flows with respect to embedded derivatives in our variable annuity contracts, risk neutral valuations are used, which are calibrated to observable interest rate and equity option prices. Estimating the underlying cash flows for these products involves judgments regarding expected market rates of return, market volatility, credit spreads, correlations of certain market variables, fund performance, discount rates and policyholder behavior. The portion of fees attributable to the fair value of expected benefit payments are included within the fair value measurement of these embedded derivatives, and related fees are classified in net realized capital gains (losses) as earned, consistent with other changes in the fair value of these embedded policy derivatives. Any portion of the fees not attributed to the embedded derivatives are excluded from the fair value measurement and classified in policy fees as earned.

With respect to embedded derivatives in our equity-indexed annuity and life contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and our ability to adjust the participation rate and the cap on equity-indexed credited rates in light of market conditions and policyholder behavior assumptions.

Projected cash flows are discounted using the interest rate swap curve (swap curve), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a non-complex swap against the floating rate (for example, LIBOR) leg of a related tenor. We also incorporate our own risk of non-performance in the valuation of the embedded derivatives associated with variable annuity and equity-indexed annuity and life contracts. The non-performance risk adjustment reflects a market participant's view of our claims-paying ability by incorporating an additional spread to the swap curve used to discount projected benefit cash flows in the valuation of these embedded derivatives. The non-performance risk adjustment is calculated by constructing forward rates based on a weighted average of observable corporate credit indices to approximate our claims-paying ability rating.

Notes Payable

Certain VIEs that we consolidate have each elected the fair value option for certain tranches of their structured securities, which are included in notes payable - to affiliates. The fair value of the structured securities is determined using a mark-to-model approach, discounting cash flows produced by an internally validated model. Cash flows are discounted based on current market spreads for U.S. collateralized loan obligations (CLOs), adjusted for structural specific attributes. The market spreads are adjusted to include a spread premium to compensate for the complexity and perceived illiquidity of the structured securities. The spread premiums were derived on the respective issuance dates of the structured securities, with reference to the issuance spread on tranches of structured securities issued by the same entities that were purchased by independent, non-affiliated third parties.

Other Liabilities

Other liabilities measured at fair value include certain securities sold under agreements to repurchase and certain securities sold but not yet purchased. Liabilities arising from securities sold under agreements to repurchase are generally treated as collateralized borrowings. We estimate the fair value of liabilities arising under these agreements by using market-observable interest rates. This methodology considers such factors as the coupon rate, yield curves and other relevant factors. Fair values for securities sold but not yet purchased are based on current market prices.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about assets and liabilities measured at fair value on a recurring basis, and indicates the level of the fair value measurement based on the observability of the inputs used:

December 31, 2017                                                                             Counterparty    Cash
(in millions)                                                         Level 1 Level 2 Level 3 Netting/(a)/ Collateral   Total
-----------------                                                     ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities                  $   200 $   342 $    --   $    --      $  --    $    542
   Obligations of states, municipalities and political subdivisions        --   2,694   1,280        --         --       3,974
   Non-U.S. governments                                                    --   3,019      --        --         --       3,019
   Corporate debt                                                          --  70,121     600        --         --      70,721
   RMBS                                                                    --   7,744   6,916        --         --      14,660
   CMBS                                                                    --   4,091     379        --         --       4,470
   CDO/ABS                                                                 --   1,337   5,852        --         --       7,189
                                                                      ------- ------- -------   -------      -----    --------
Total bonds available for sale                                            200  89,348  15,027        --         --     104,575
                                                                      ------- ------- -------   -------      -----    --------
Other bond securities:
   Non-U.S. governments                                                    --      46      --        --         --          46
   Corporate debt                                                          --   1,527      --        --         --       1,527
   RMBS                                                                    --      64     394        --         --         458
   CMBS                                                                    --     150      10        --         --         160
   CDO/ABS                                                                 --      21     951        --         --         972
                                                                      ------- ------- -------   -------      -----    --------
Total other bond securities                                                --   1,808   1,355        --         --       3,163
                                                                      ------- ------- -------   -------      -----    --------
Equity securities available for sale:
   Common stock                                                             3      --      --        --         --           3
   Preferred stock                                                         11      --      --        --         --          11
   Mutual funds                                                            44      --      --        --         --          44
                                                                      ------- ------- -------   -------      -----    --------
Total equity securities available for sale                                 58      --      --        --         --          58
                                                                      ------- ------- -------   -------      -----    --------
Other common and preferred stock                                            3      --      --        --         --           3
Other invested assets/(b)/                                                 --      --      31        --         --          31
Short-term investments                                                    698   2,906      --        --         --       3,604
Other assets - Investment in AIG                                            6      --      --        --         --           6
Derivative assets:
   Interest rate contracts                                                 --     550      --        --         --         550
   Foreign exchange contracts                                              --     398      --        --         --         398
   Equity contracts                                                       164     894      78        --         --       1,136
   Other contracts                                                         --      --      13        --         --          13
   Counterparty netting and cash collateral                                --      --      --    (1,429)       (45)     (1,474)
                                                                      ------- ------- -------   -------      -----    --------
Total derivative assets                                                   164   1,842      91    (1,429)       (45)        623
                                                                      ------- ------- -------   -------      -----    --------
Separate account assets                                                47,530   1,940      --        --         --      49,470
                                                                      ------- ------- -------   -------      -----    --------
Total                                                                 $48,659 $97,844 $16,504   $(1,429)     $ (45)   $161,533
                                                                      ======= ======= =======   =======      =====    ========
Liabilities:
Policyholder contract deposits                                        $    -- $    84 $ 3,480   $    --      $  --    $  3,564
Notes payable - to affiliates                                              --      --     627        --         --         627
Derivative liabilities:
   Interest rate contracts                                                  2     969      --        --         --         971
   Foreign exchange contracts                                              --     448      --        --         --         448
   Equity contracts                                                         1     888      --        --         --         889
   Other contracts                                                         --      --       4        --         --           4
   Counterparty netting and cash collateral                                --      --      --    (1,429)      (627)     (2,056)
                                                                      ------- ------- -------   -------      -----    --------
Total derivative liabilities                                                3   2,305       4    (1,429)      (627)        256
                                                                      ------- ------- -------   -------      -----    --------
Total                                                                 $     3 $ 2,389 $ 4,111   $(1,429)     $(627)   $  4,447
                                                                      ======= ======= =======   =======      =====    ========

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


December 31, 2016                                                                             Counterparty    Cash
(in millions)                                                         Level 1 Level 2 Level 3 Netting/(a)/ Collateral   Total
-----------------                                                     ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities                  $    -- $   335 $    --    $  --       $  --    $    335
   Obligations of states, municipalities and political subdivisions        --   2,474     995       --          --       3,469
   Non-U.S. governments                                                    --   2,619      --       --          --       2,619
   Corporate debt                                                          --  67,419     546       --          --      67,965
   RMBS                                                                    --   7,187   7,027       --          --      14,214
   CMBS                                                                    --   4,288     793       --          --       5,081
   CDO/ABS                                                                 --   2,116   5,068       --          --       7,184
                                                                      ------- ------- -------    -----       -----    --------
Total bonds available for sale                                             --  86,438  14,429       --          --     100,867
                                                                      ------- ------- -------    -----       -----    --------
Other bond securities:
   Non-U.S. governments                                                    --      41      --       --          --          41
   Corporate debt                                                          --   1,421      --       --          --       1,421
   RMBS                                                                    --      33     324       --          --         357
   CMBS                                                                    --     164      17       --          --         181
   CDO/ABS                                                                 --      22   1,025       --          --       1,047
                                                                      ------- ------- -------    -----       -----    --------
Total other bond securities                                                --   1,681   1,366       --          --       3,047
                                                                      ------- ------- -------    -----       -----    --------
Equity securities available for sale:
   Common stock                                                             3      --      --       --          --           3
   Preferred stock                                                         11      --      --       --          --          11
   Mutual funds                                                             1      --      --       --          --           1
                                                                      ------- ------- -------    -----       -----    --------
Total equity securities available for sale                                 15      --      --       --          --          15
                                                                      ------- ------- -------    -----       -----    --------
Other common and preferred stock                                            4      --      --       --          --           4
Other invested assets/(b)/                                                 --      --      28       --          --          28
Short-term investments                                                    656   2,466      --       --          --       3,122
Other assets - Investment in AIG                                            7      --      --       --          --           7
Derivative assets:
   Interest rate contracts                                                 --     517      --       --          --         517
   Foreign exchange contracts                                              --     601      --       --          --         601
   Equity contracts                                                       167      41      55       --          --         263
   Other contracts                                                         --      --      14       --          --          14
   Counterparty netting and cash collateral                                --      --      --     (762)        (46)       (808)
                                                                      ------- ------- -------    -----       -----    --------
Total derivative assets                                                   167   1,159      69     (762)        (46)        587
                                                                      ------- ------- -------    -----       -----    --------
Separate account assets                                                42,152   2,022      --       --          --      44,174
                                                                      ------- ------- -------    -----       -----    --------
Total                                                                 $43,001 $93,766 $15,892    $(762)      $ (46)   $151,851
                                                                      ======= ======= =======    =====       =====    ========
Liabilities:
Policyholder contract deposits                                        $    -- $    95 $ 2,648    $  --       $  --    $  2,743
Notes payable - to affiliates                                              --      --     568       --          --         568
Derivative liabilities:
   Interest rate contracts                                                 --   1,547      --       --          --       1,547
   Foreign exchange contracts                                              --     333      --       --          --         333
   Equity contracts                                                        12      --      --       --          --          12
   Other contracts                                                         --      --       5       --          --           5
   Counterparty netting and cash collateral                                --      --      --     (762)       (852)     (1,614)
                                                                      ------- ------- -------    -----       -----    --------
Total derivative liabilities                                               12   1,880       5     (762)       (852)        283
                                                                      ------- ------- -------    -----       -----    --------
Total                                                                 $    12 $ 1,975 $ 3,221    $(762)      $(852)   $  3,594
                                                                      ======= ======= =======    =====       =====    ========

(a)Represents netting of derivative exposures covered by qualifying master netting agreements.
(b)Excludes investments that are measured at fair value using the NAV per share (or its equivalent), which totaled $1.3 billion and $1.5 billion as of December 31, 2017 and 2016, respectively.

Transfers of Level 1 and Level 2 Assets and Liabilities

Our policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. We had no significant transfers between Level 1 and Level 2 during 2017 and 2016.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during the years ended December 31, 2017 and 2016 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) related to the Level 3 assets and liabilities in the Consolidated Balance Sheets at December 31, 2017 and 2016:

                                                                                                               Changes in
                                                                                                               Unrealized
                                     Net Realized                 Purchases,                                 Gains (Losses)
                                         and                        Sales,                                    Included in
                            Fair      Unrealized                  Issuances                                    Income on
                            Value   Gains (Losses)     Other         and        Gross     Gross   Fair Value  Instruments
                          Beginning  Included in   Comprehensive Settlements, Transfers Transfers   End of   Held at End of
(in millions)              of Year      Income     Income (Loss)     Net         In        Out       Year         Year
-------------             --------- -------------- ------------- ------------ --------- --------- ---------- --------------
December 31, 2017
Assets:
Bonds available for sale:
   Obligations of
     states,
     municipalities and
     political
     subdivisions          $   995      $  (1)         $118         $ 191       $ --     $   (23)  $ 1,280       $  --
   Corporate debt              546          5             8           (66)       326        (219)      600          --
   RMBS                      7,027        443           435          (977)        --         (12)    6,916          --
   CMBS                        793         66           (32)         (385)        16         (79)      379          --
   CDO/ABS                   5,068         54           109           621         --          --     5,852          --
                           -------      -----          ----         -----       ----     -------   -------       -----
Total bonds available       14,429        567           638          (616)       342        (333)   15,027          --
  for sale
                           -------      -----          ----         -----       ----     -------   -------       -----
Other bond securities:
   RMBS                        324         45            --            42         --         (17)      394          36
   CMBS                         17         --            --            --         --          (7)       10          --
   CDO/ABS                   1,025         55            --          (129)        --          --       951          36
                           -------      -----          ----         -----       ----     -------   -------       -----
Total other bond             1,366        100            --           (87)        --         (24)    1,355          72
  securities
                           -------      -----          ----         -----       ----     -------   -------       -----
Other invested assets           28          2            --             1         --          --        31           2
                           -------      -----          ----         -----       ----     -------   -------       -----
Total                      $15,823      $ 669          $638         $(702)      $342     $  (357)  $16,413       $  74
                           =======      =====          ====         =====       ====     =======   =======       =====
Liabilities:
Policyholder contract      $(2,648)     $(691)         $ --         $(141)      $ --     $    --   $(3,480)      $(431)
  deposits
Notes payable - to            (568)       (86)           --            27         --          --      (627)         --
  affiliates
Derivatives assets, net*
   Equity contracts             55         39            --           (16)        --          --        78          33
   Other contracts               9         67            --           (67)        --          --         9          65
                           -------      -----          ----         -----       ----     -------   -------       -----
Total derivatives               64        106            --           (83)        --          --        87          98
  assets, net*
                           -------      -----          ----         -----       ----     -------   -------       -----
Total                      $(3,152)     $(671)         $ --         $(197)      $ --     $    --   $(4,020)      $(333)
                           =======      =====          ====         =====       ====     =======   =======       =====

                                                                                                               Changes in
                                                                                                               Unrealized
                                     Net Realized                 Purchases,                                 Gains (Losses)
                                         and                        Sales,                                    Included in
                            Fair      Unrealized                  Issuances                                    Income on
                            Value   Gains (Losses)     Other         and        Gross     Gross   Fair Value  Instruments
                          Beginning  Included in   Comprehensive Settlements, Transfers Transfers   End of   Held at End of
(in millions)              of Year      Income     Income (Loss)     Net         In        Out       Year         Year
-------------             --------- -------------- ------------- ------------ --------- --------- ---------- --------------
December 31, 2016
Assets:
Bonds available for sale:
   Obligations of
     states,
     municipalities and
     political
     subdivisions          $   993      $  (1)         $ 21         $ 101       $ --     $  (119)  $   995       $  --
   Corporate debt              733         (7)          (10)          (56)       337        (451)      546          --
   RMBS                      7,233        398            55          (662)        19         (16)    7,027          --
   CMBS                      1,194         58           (84)           (1)        14        (388)      793          --
   CDO/ABS                   4,151         96           (55)          870         11          (5)    5,068          --
                           -------      -----          ----         -----       ----     -------   -------       -----
Total bonds available
  for sale                  14,304        544           (73)          252        381        (979)   14,429          --
                           -------      -----          ----         -----       ----     -------   -------       -----
Other bond securities:
   RMBS                        727         35            --          (439)         1          --       324          (3)
   CMBS                         60         --            --            (4)         7         (46)       17          (1)
   CDO/ABS                   1,046         46            --           (67)        --          --     1,025          17
                           -------      -----          ----         -----       ----     -------   -------       -----
Total other bond
  securities                 1,833         81            --          (510)         8         (46)    1,366          13
                           -------      -----          ----         -----       ----     -------   -------       -----
Equity securities
  available for sale:           --         --            --            --         --          --        --          --
Other invested assets           30         (2)           (6)           15         --          (9)       28          (2)
                           -------      -----          ----         -----       ----     -------   -------       -----
Total                      $16,167      $ 623          $(79)        $(243)      $389     $(1,034)  $15,823       $  11
                           =======      =====          ====         =====       ====     =======   =======       =====
Liabilities:
Policyholder contract
  deposits                 $(1,995)     $(415)         $ --         $(238)      $ --     $    --   $(2,648)      $(350)
Notes payable - to
  affiliates                  (474)      (108)           --            14         --          --      (568)         --
Derivatives assets, net*
   Equity contracts             53          7            --            (5)        --          --        55          60
   Other contracts               5         71            --           (67)        --          --         9          76
                           -------      -----          ----         -----       ----     -------   -------       -----
Total derivatives
  assets, net*                  58         78            --           (72)        --          --        64         136
                           -------      -----          ----         -----       ----     -------   -------       -----
Total                      $(2,411)     $(445)         $ --         $(296)      $ --     $    --   $(3,152)      $(214)
                           =======      =====          ====         =====       ====     =======   =======       =====

* Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Net realized and unrealized gains and losses included in income related to Level 3 assets and liabilities shown above were reported in the Consolidated Statements of Income as follows:

                                                             Net
                                                           Realized
                                                   Net     Capital
                                         Policy Investment  Gains
     (in millions)                        Fees    Income   (Losses) Total
     -------------                       ------ ---------- -------- -----
     December 31, 2017
        Bonds available for sale          $--     $ 600     $ (33)  $ 567
        Other bond securities              --       100        --     100
        Other invested assets              --         2        --       2
        Policyholder contract deposits     --        --      (691)   (691)
        Notes payable - to affiliates      --       (86)       --     (86)
        Derivative assets, net             67        --        39     106

     December 31, 2016
        Bonds available for sale          $--     $ 638     $ (94)  $ 544
        Other bond securities              --        76         5      81
        Other invested assets              --        (2)       --      (2)
        Policyholder contract deposits     --        --      (415)   (415)
        Notes payable - to affiliates      --      (108)       --    (108)
        Derivative assets, net             71        --         7      78

The following table presents the gross components of purchases, sales, issues and settlements, net, shown above:

                                                                                                   Purchases, Sales,
                                                                                                     Issuances and
(in millions)                                                         Purchases Sales  Settlements Settlements, Net
-------------                                                         --------- -----  ----------- -----------------
December 31, 2017
Assets:
Bonds available for sale:
   Obligations of states, municipalities and political subdivisions    $  194   $  (3)   $    --         $ 191
   Corporate debt                                                          45     (33)       (78)          (66)
   RMBS                                                                   592     (59)    (1,510)         (977)
   CMBS                                                                    19    (100)      (304)         (385)
   CDO/ABS                                                              1,709     (94)      (994)          621
                                                                       ------   -----    -------         -----
Total bonds available for sale                                          2,559    (289)    (2,886)         (616)
                                                                       ------   -----    -------         -----
Other bond securities:
   RMBS                                                                    84      --        (42)           42
   CDO/ABS                                                                  8      --       (137)         (129)
                                                                       ------   -----    -------         -----
Total other bond securities                                                92      --       (179)          (87)
                                                                       ------   -----    -------         -----
Other invested assets                                                       5      --         (4)            1
                                                                       ------   -----    -------         -----
Total assets                                                           $2,656   $(289)   $(3,069)        $(702)
                                                                       ======   =====    =======         =====
Liabilities:
Policyholder contract deposits                                         $   --   $(308)   $   167         $(141)
Notes payable - to affiliates                                              (4)     --         31            27
Derivatives liabilities, net
   Equity contracts                                                         6      --        (22)          (16)
   Other contracts                                                         --      --        (67)          (67)
                                                                       ------   -----    -------         -----
Total derivatives liabilities, net                                          6      --        (89)          (83)
                                                                       ------   -----    -------         -----
Total liabilities                                                      $    2   $(308)   $   109         $(197)
                                                                       ======   =====    =======         =====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                                                    Purchases,
                                                                                                      Sales,
                                                                                                    Issuances
                                                                                                       and
                                                                                                   Settlements,
(in millions)                                                         Purchases Sales  Settlements     Net
-------------                                                         --------- -----  ----------- ------------
December 31, 2016
Assets:
Bonds available for sale:
   Obligations of states, municipalities and political subdivisions    $  105   $  --    $    (4)     $ 101
   Corporate debt                                                          16     (24)       (48)       (56)
   RMBS                                                                   830      (9)    (1,483)      (662)
   CMBS                                                                    74     (25)       (50)        (1)
   CDO/ABS                                                              2,431    (372)    (1,189)       870
                                                                       ------   -----    -------      -----
Total bonds available for sale                                          3,456    (430)    (2,774)       252
                                                                       ------   -----    -------      -----
Other bond securities:
   RMBS                                                                   141    (472)      (108)      (439)
   CMBS                                                                    32     (34)        (2)        (4)
   CDO/ABS                                                                 19      --        (86)       (67)
                                                                       ------   -----    -------      -----
Total other bond securities                                               192    (506)      (196)      (510)
                                                                       ------   -----    -------      -----
Other invested assets                                                      15      --         --         15
                                                                       ------   -----    -------      -----
Total assets                                                           $3,663   $(936)   $(2,970)     $(243)
                                                                       ======   =====    =======      =====
Liabilities:
Policyholder contract deposits                                         $   --   $(349)   $   111      $(238)
Notes payable - to affiliates                                              --      --         14         14
Derivatives liabilities, net
   Equity contracts                                                         5      --        (10)        (5)
   Other contracts                                                        (12)     --        (55)       (67)
                                                                       ------   -----    -------      -----
Total derivatives liabilities, net                                         (7)     --        (65)       (72)
                                                                       ------   -----    -------      -----
Total liabilities                                                      $   (7)  $(349)   $    60      $(296)
                                                                       ======   =====    =======      =====

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2017 and 2016 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Transfers of Level 3 Assets and Liabilities

We record transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. The net realized and unrealized gains (losses) included in income (loss) or other comprehensive income (loss) and as shown in the table above excludes $23 million of net losses related to assets transferred into Level 3 in 2017 and includes $5 million of net gains related to assets transferred out of Level 3 in 2017. The net realized and unrealized gains (losses) included in income (loss) or other comprehensive income (loss) and as shown in the table above excluded $68 million of net losses related to assets transferred into Level 3 in 2016 and included $73 million of net losses related to assets transferred out of Level 3 in 2016.

Transfers of Level 3 Assets

During the years ended December 31, 2017 and 2016, transfers into Level 3 assets primarily included certain investments in private placement corporate debt, RMBS, CMBS, and CDO/ABS. Transfers of private placement corporate debt and certain ABS into Level 3 assets were primarily the result of limited market pricing information that required us to determine fair value for these securities based on inputs that are adjusted to better reflect our own assumptions regarding the characteristics of a specific security or associated market liquidity. The transfers of investments in RMBS, CMBS and CDO and certain ABS into Level 3 assets were due to decreases in market transparency and liquidity for individual security types.

During the years ended December 31, 2017 and 2016, transfers out of Level 3 assets primarily included private placement and other corporate debt, CMBS, CDO/ABS, RMBS and certain investments in municipal securities. Transfers of certain investments in municipal securities, corporate debt, RMBS, CMBS and CDO/ABS out of Level 3 assets were based on consideration of market liquidity as well as related transparency of pricing and associated observable inputs for these investments. Transfers of certain investments in private placement corporate debt and certain ABS out of Level 3 assets were primarily the result of using observable pricing information that reflects the fair

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

value of those securities without the need for adjustment based on our own assumptions regarding the characteristics of a specific security or the current liquidity in the market.

Transfers of Level 3 Liabilities

There were no significant transfers of derivative or other liabilities into or out of Level 3 for the years ended December 31, 2017 and 2016.

Quantitative Information about Level 3 Fair Value Measurements

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from independent third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments (primarily CDO/ABS) may not be reasonably available to us, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

                     Fair Value at
                     December 31,
(in millions)            2017      Valuation Technique          Unobservable Input/(b)/         Range (Weighted Average)
-------------        ------------- -------------------- ----------------------------------      ------------------------
Assets:
Obligations of
  states,
  municipalities
  and political
  subdivisions          $1,254     Discounted cash flow                              Yield         3.57% - 4.32% (3.95%)
Corporate debt             574     Discounted cash flow                              Yield        2.68% - 10.94% (6.81%)
RMBS/(a)/                6,793     Discounted cash flow           Constant prepayment rate        4.13% - 13.82% (8.98%)
                                                                             Loss severity      44.31% - 76.55% (60.43%)
                                                                     Constant default rate         3.45% - 8.23% (5.84%)
                                                                                     Yield         2.83% - 5.36% (4.09%)
CMBS                       227     Discounted cash flow                              Yield         1.81% - 8.45% (5.13%)
CDO/ABS/(a)/             1,900     Discounted cash flow                              Yield         3.47% - 4.86% (4.16%)

Liabilities:
Embedded
  derivatives
  within
  Policyholder
  contract deposits:
   GMWB                 $1,668     Discounted cash flow                  Equity volatility              06.45% - 51.25%
                                                                           Base lapse rate              00.35% - 14.00%
                                                                        Dynamic lapse rate             30.00% - 170.00%
                                                                      Mortality multiplier/(c)/        40.00% - 153.00%
                                                                          Utilization rate             90.00% - 100.00%
                                                        Equity / interest-rate correlation              20.00% - 40.00%
   Index annuities       1,283     Discounted cash flow                         Lapse rate              00.50% - 40.00%
                                                                      Mortality multiplier/(c)/        42.00% - 162.00%
                                                                             Option budget                01.00%-04.00%
   Indexed life            505     Discounted cash flow                    Base lapse rate              02.00% - 19.00%
                                                                            Mortality rate              00.00% - 40.00%

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                     Fair Value at
                     December 31,
(in millions)            2016      Valuation Technique         Unobservable Input/(b)/        Range (Weighted Average)
-------------        ------------- -------------------- --------------------------------      ------------------------
Assets:
Obligations of
  states,
  municipalities
  and political
  subdivisions          $  770     Discounted cash flow                            Yield         3.42% - 7.22% (5.32%)
Corporate debt             323     Discounted cash flow                            Yield         3.45% - 6.22% (4.83%)
RMBS/(a)/                7,033     Discounted cash flow         Constant prepayment rate         1.52% - 9.44% (5.48%)
                                                                           Loss severity      49.23% - 81.13% (65.18%)
                                                                   Constant default rate         3.54% - 8.45% (5.99%)
                                                                                   Yield         3.46% - 6.05% (4.76%)
CMBS                        20     Discounted cash flow                            Yield         1.85% - 3.03% (2.44%)
CDO/ABS/(a)/             1,353     Discounted cash flow                            Yield         4.19% - 5.97% (5.08%)

Liabilities:
Embedded
  derivatives
  within
  Policyholder
  contract deposits:
   GMWB                 $1,496     Discounted cash flow                Equity volatility              13.00% - 50.00%
                                                                         Base lapse rate               0.50% - 20.00%
                                                                      Dynamic lapse rate             30.00% - 170.00%
                                                                    Mortality multiplier/(d)/        42.00% - 161.00%
                                                                        Utilization rate                      100.00%
                                                        Equity/interest-rate correlation              20.00% - 40.00%
   Index annuities         760     Discounted cash flow                       Lapse rate               1.00% - 40.00%
                                                                    Mortality multiplier/(d)/       101.00% - 103.00%
                                                                           Option budget                1.00% - 4.00%
   Indexed life            374     Discounted cash flow                  Base lapse rate                2.00% -19.00%
                                                                          Mortality rate               0.00% - 40.00%

(a)Information received from third-party valuation service providers. The ranges of the unobservable inputs for constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CDO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by us. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by us, because there are other factors relevant to the fair values of specific tranches owned by us including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(b)Represents discount rates, estimates and assumptions that we believe would be used by market participants when valuing these assets and liabilities.
(c)Mortality inputs are shown as multipliers of the 2012 Individual Annuity Mortality Basic table.

The ranges of reported inputs for Obligations of states, municipalities and political subdivisions, Corporate debt, RMBS, CDO/ABS, and CMBS valued using a discounted cash flow technique consist of one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to our risk management practices that might offset risks inherent in these Level 3 assets and liabilities.

Sensitivity to Changes in Unobservable Inputs

We consider unobservable inputs to be those for which market data is not available and that are developed using the best information available to us about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following paragraphs provide a general description of sensitivities of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. The effect of a change in a particular assumption in the sensitivity analysis below is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs discussed below. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Obligations of States, Municipalities and Political Subdivisions

The significant unobservable input used in the fair value measurement of certain investments in obligations of states, municipalities and political subdivisions is yield. In general, increases in the yield would decrease the fair value of investments in obligations of states, municipalities and political subdivisions.

Corporate Debt

Corporate debt securities included in Level 3 are primarily private placement issuances that are not traded in active markets or that are subject to transfer restrictions. Fair value measurements consider illiquidity and non-transferability. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, considering illiquidity and structure. The significant unobservable input used in the fair value measurement of corporate debt is the yield. The yield is affected by the market movements in credit spreads and U.S. Treasury yields. In addition, the migration in credit quality of a given security generally has a corresponding effect on the fair value measurement of the security. For example, a downward migration of credit quality would increase spreads. Holding U.S. Treasury rates constant, an increase in corporate credit spreads would decrease the fair value of corporate debt.

RMBS and CDO/ABS

The significant unobservable inputs used in fair value measurements of RMBS and certain CDO/ABS valued by third-party valuation service providers are constant prepayment rates (CPR), loss severity, constant default rates (CDR) and yield.
A change in the assumptions used for the probability of default will generally be accompanied by a corresponding change in the assumption used for the loss severity and an inverse change in the assumption used for prepayment rates. In general, increases in CPR, loss severity, CDR and yield, in isolation, would result in a decrease in the fair value measurement. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship between the directional change of each input is not usually linear.

CMBS

The significant unobservable input used in fair value measurements for CMBS is the yield. Prepayment assumptions for each mortgage pool are factored into the yield. CMBS generally feature a lower degree of prepayment risk than RMBS because commercial mortgages generally contain a penalty for prepayment. In general, increases in the yield would decrease the fair value of CMBS.

Embedded derivatives within Policyholder contract deposits

Embedded derivatives reported within Policyholder contract deposits include guaranteed minimum withdrawal benefits (GMWB) within variable annuity products and interest crediting rates based on market indices within index annuities, indexed life and guaranteed investment contracts (GICs). For any given contract, assumptions for unobservable inputs vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. The following unobservable inputs are used for valuing embedded derivatives measured at fair value:

..   Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. Increases in assumed volatility will generally increase the fair value of both the projected cash flows from rider fees as well as the projected cash flows related to benefit payments. Therefore, the net change in the fair value of the liability may be either a decrease or an increase, depending on the relative changes in projected rider fees and projected benefit payments.

..   Equity / interest rate correlation estimates the relationship between changes in equity returns and interest rates in the economic scenario generator used to value our GMWB embedded derivatives. In general, a higher positive correlation assumes that equity markets and interest rates move in a more correlated fashion, which generally increases the fair value of the liability.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


..   Base lapse rate assumptions are determined by company experience and are adjusted at the contract level using a dynamic lapse function, which reduces the base lapse rate when the contract is in-the-money (when the contract holder's guaranteed value, as estimated by the Company, is worth more than their underlying account value). Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. Increases in assumed lapse rates will generally decrease the fair value of the liability, as fewer policyholders would persist to collect guaranteed withdrawal amounts.

..   Mortality rate assumptions, which vary by age and gender, are based on company experience and include a mortality improvement assumption. Increases in assumed mortality rates will decrease the fair value of the liability, while lower mortality rate assumptions will generally increase the fair value of the liability, because guaranteed payments will be made for a longer period of time.

..   Utilization assumptions estimate the timing when policyholders with a GMWB will elect to utilize their benefit and begin taking withdrawals. The assumptions may vary by the type of guarantee, tax-qualified status, the contract's withdrawal history and the age of the policyholder. Utilization assumptions are based on company experience, which includes partial withdrawal behavior. Increases in assumed utilization rates will generally increase the fair value of the liability.

..   Option budget estimates the expected long-term cost of options used to hedge exposures associated with equity price changes. The level of option budgets determines future costs of the options, which impacts the growth in account value and the valuation of embedded derivatives.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Investments in Certain Entities Carried at Fair Value Using Net Asset Value per Share

The following table includes information related to our investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring basis, we use the net asset value per share to measure fair value.

                                                                          December 31, 2017           December 31, 2016
                                                                     --------------------------- ---------------------------
                                                                       Fair Value                  Fair Value
                                                                        Using Net                   Using Net
                                                                       Asset Value                 Asset Value
                                                                      Per Share (or   Unfunded    Per Share (or   Unfunded
(in millions)                    Investment Category Includes        its equivalent) Commitments its equivalent) Commitments
-------------               ---------------------------------------  --------------- ----------- --------------- -----------
Investment Category
Private equity funds:
   Leveraged buyout         Debt and/or equity investments made as
                            part of a transaction in which assets
                            of mature companies are acquired from
                            the current shareholders, typically
                            with the use of financial leverage           $  246         $ 99         $  325         $123

   Real Estate /            Investments in real estate properties
   Infrastructure           and infrastructure positions, including
                            power plants and other energy
                            generating facilities                            34           15             55           20

   Venture capital          Early-stage, high-potential, growth
                            companies expected to generate a return
                            through an eventual realization event,
                            such as an initial public offering or
                            sale of the company                              28           42             31            3

   Distressed               Securities of companies that are in
                            default, under bankruptcy protection,
                            or troubled                                       5           17             10           17

   Other                    Includes multi-strategy, mezzanine, and
                            other strategies                                 55           37             29           25
                                                                         ------         ----         ------         ----
Total private equity funds                                                  368          210            450          188
                                                                         ------         ----         ------         ----
Hedge funds:
   Event-driven             Securities of companies undergoing
                            material structural changes, including
                            mergers, acquisitions and other
                            reorganizations                                 250           --            338            8

   Long-short               Securities that the manager believes
                            are undervalued, with corresponding
                            short positions to hedge market risk            375           --            458           --

   Macro                    Investments that take long and short
                            positions in financial instruments
                            based on a top-down view of certain
                            economic and capital market conditions           66           --             30           --

   Distressed               Securities of companies that are in
                            default, under bankruptcy protection or
                            troubled                                        114            8            127            8

   Other                    Includes investments held in funds that
                            are less liquid, as well as other
                            strategies which allow for broader
                            allocation between public and private
                            investments                                      90            2             77           13
                                                                         ------         ----         ------         ----
Total hedge funds                                                           895           10          1,030           29
                                                                         ------         ----         ------         ----
Total                                                                    $1,263         $220         $1,480         $217
                                                                         ======         ====         ======         ====

Private equity fund investments included above are not redeemable, because distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager's discretion, typically in one or two-year increments.

The hedge fund investments included above, which are carried at fair value, are generally redeemable monthly, quarterly, semi-annually and annually, as shown below, with redemption notices ranging from one day to 180 days. Certain hedge fund investments have partial contractual redemption restrictions. These partial redemption restrictions are generally related to one or more investments held in the hedge funds that the fund manager deemed to be illiquid. The majority of these contractual restrictions, which may have been put in place at the fund's inception or thereafter, have pre-defined end dates. The majority of these restrictions are generally expected to be lifted by the end of 2018.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents information regarding the expected remaining lives of our investments in private equity funds, assuming average original expected lives of 10 years for the funds, and information regarding redemptions and contractual restrictions related to our hedge fund investments:

December 31,                                                                     2017
------------                                                                     ----
Percentage of private equity fund investments with remaining lives of:
   Three years or less                                                            65%
   Between four and six years                                                      8
   Between seven and 10 years                                                     27
                                                                                 ---
       Total                                                                     100%
                                                                                 ===
Percentage of hedge fund investments redeemable:
   Monthly                                                                        25%
   Quarterly                                                                      45
   Semi-annually                                                                  18
   Annually                                                                       12
                                                                                 ---
       Total                                                                     100%
                                                                                 ===
Percentage of hedge fund investments' fair value subject to contractual partial
  restrictions                                                                    52%
                                                                                 ===

Fair Value Option

Under the fair value option, we may elect to measure at fair value financial assets and financial liabilities that are not otherwise required to be carried at fair value. Subsequent changes in fair value for designated items are reported in earnings. We elect the fair value option for certain hybrid securities given the complexity of bifurcating the economic components associated with the embedded derivatives. Refer to Note 7 for additional information related to embedded derivatives.

Additionally, we elect the fair value option for certain alternative investments when such investments are eligible for this election. We believe this measurement basis is consistent with the applicable accounting guidance used by the respective investment company funds themselves. Refer to Note 4 for additional information on securities and other invested assets for which we have elected the fair value option.

Certain VIEs, which are securitization vehicles that we consolidate, have elected the fair value option for a tranche of their structured securities, which are included in notes payable - to affiliates. Refer to Note 9 for additional information on these VIEs.

The following table presents the difference between fair values and the aggregate contractual principal amounts of notes payable for which the fair value option was elected:

                                           December 31, 2017                 December 31, 2016
                                   --------------------------------  --------------------------------
                                              Outstanding                       Outstanding
                                               Principal                         Principal
(in millions)                      Fair Value   Amount    Difference Fair Value   Amount    Difference
-------------                      ---------- ----------- ---------- ---------- ----------- ----------
Liabilities:
   Notes payable - to affiliates      $627      $1,112      $(485)      $568       $926       $(358)

We assumed GIC liabilities, which are reported in policyholder contract deposits on the Consolidated Balance Sheets, from an affiliate, AIG Matched Funding Corp. (AIGMFC). AIGMFC had elected the fair value option for these GIC liabilities and we have maintained this election. The change in the value of each of the GIC liabilities is partially offset by a swap used to economically hedge the changes in the fair value of the GICs. See Note 18 for additional information on the GIC assumption and the related swaps.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the gains or losses recorded related to the eligible instruments for which we elected the fair value option:

                                                    Gain (Loss)
             Years Ended December 31,            -----------------
             (in millions)                       2017   2016  2015
             -------------                       ----  -----  ----
             Assets:
                Bond and equity securities       $326  $ 232  $(19)
                Alternative investments/(a)/      133     18    29
             Liabilities:
                Policyholder contract deposits     (1)    (1)   (1)
                Notes payable - to affiliates     (98)  (122)    5
                                                 ----  -----  ----
             Total gain                          $360  $ 127  $ 14
                                                 ====  =====  ====

(a)Includes certain hedge funds, private equity funds and other investment partnerships.

Interest income, dividend income and net unrealized gains (losses) on assets measured under the fair value option are recognized and included in net investment income in the Consolidated Statements of Income. Interest on liabilities measured under the fair value option is recognized in other income in the Consolidated Statements of Income. See Note 4 herein for additional information about our policies for recognition, measurement, and disclosure of interest, dividend and other income.

FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

We measure the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. See Notes 4 and 5 herein for additional information about how we test various asset classes for impairment.

Impairments for other investments for the year ended December 31, 2017 primarily relate to commercial mortgage loans, the fair values of which are determined based on independent broker quotations or valuation models using unobservable inputs, as well as the estimated fair value of the underlying collateral or the present value of the expected future cash flows. Impairments for other investments for the year ended December 31, 2016 primarily related to real estate investments acquired in foreclosure. Impairments for other investments for the year ended December 31, 2015 primarily related to certain investments in affordable housing partnerships, the fair values of which were determined based on remaining tax credits and other residual benefits due from the respective partnerships. Residual benefits included consideration of the fair value of underlying real estate properties, which was determined based on market-appropriate capitalization rates applied to net operating income of the properties.

The following table presents assets measured at fair value on a non-recurring basis at the time of impairment and the related impairment charges recorded during the periods presented:

                                 Assets at Fair Value      Impairment Charges
                             ----------------------------- ------------------
                                  Non-Recurring Basis       December 31,
                             ----------------------------- ------------------
      (in millions)          Level 1 Level 2 Level 3 Total 2017   2016  2015
      -------------          ------- ------- ------- ----- ----   ----  ----
      December 31, 2017
         Other investments     $--     $--     $--    $--  $15     $2   $10

      December 31, 2016
         Other investments     $--     $--     $ 5    $ 5

FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


..   Mortgage and other loans receivable: Fair values of loans on commercial real estate and other loans receivable were estimated for disclosure purposes using discounted cash flow calculations based on discount rates that we believe market participants would use in determining the price that they would pay for such assets. For certain loans, our current incremental lending rates for similar types of loans are used as the discount rates, because we believe this rate approximates the rates market participants would use. Fair values of residential mortgage loans are generally determined based on market prices, using market based adjustments for credit and servicing as appropriate. The fair values of policy loans are generally estimated based on unpaid principal amount as of each reporting date. No consideration is given to credit risk because policy loans are effectively collateralized by the cash surrender value of the policies.

..   Other invested assets: that are not measured at fair value represent our investments in Federal Home Loan Bank common stock. These investments are carried at amortized cost, which approximates fair value.

..   Cash and short-term investments: The carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

..   Policyholder contract deposits associated with investment-type contracts:
    Fair values for policyholder contract deposits associated with investment-type contracts not accounted for at fair value are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those of the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rate (if available) or current risk-free interest rate consistent with the currency in which the cash flows are denominated. To determine fair value, other factors include current policyholder account values and related surrender charges and other assumptions include expectations about policyholder behavior and an appropriate risk margin.

..   Notes Payable: Fair values of these obligations were estimated based on discounted cash flow calculations using a discount rate that is indicative of the current market for securities with similar risk characteristics.

The following table presents the carrying amounts and estimated fair values of our financial instruments not measured at fair value, and indicates the level in the fair value hierarchy of the estimated fair value measurement based on the observability of the inputs used:

                                                 Estimated Fair Value
                                            ------------------------------- Carrying
(in millions)                               Level 1 Level 2 Level 3  Total   Value
-------------                               ------- ------- ------- ------- --------
December 31, 2017
Assets:
   Mortgage and other loans receivable       $ --    $ 44   $20,101 $20,145 $19,707
   Other invested assets                       --      38        --      38      38
   Short-term investments                      --     240        --     240     240
   Cash                                       160      --        --     160     160
Liabilities:
   Policyholder contract deposits/(a)/         --     387    63,690  64,077  62,367
   Note payable - to affiliates, net/(b)/      --      --     1,234   1,234   1,235
   Note payable - to third parties, net        --      --       899     899     901

December 31, 2016
Assets:
   Mortgage and other loans receivable       $ --    $ 59   $16,718 $16,777 $16,458
   Other invested assets                       --      31        --      31      31
   Short-term investments                      --     225        --     225     225
   Cash                                       173      --        --     173     173
Liabilities:
   Policyholder contract deposits/(a)/         --     382    63,895  64,277  61,160
   Note payable - to affiliates, net/(b)/      --      --       691     691     691
   Note payable - to third parties, net        --      --       219     219     220

(a)Excludes embedded policy derivatives which are carried at fair value on a recurring basis.
(b)Excludes notes for which the fair value option has been elected.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4. INVESTMENTS

Fixed Maturity and Equity Securities

Bonds held to maturity are carried at amortized cost when we have the ability and positive intent to hold these securities until maturity. When we do not have the ability or positive intent to hold bonds until maturity, these securities are classified as available for sale or are measured at fair value at our election. None of our fixed maturity securities met the criteria for held to maturity classification at December 31, 2017 or 2016.

Fixed maturity and equity securities classified as available for sale are carried at fair value. Unrealized gains and losses from available for sale investments in fixed maturity and equity securities are reported as a separate component of accumulated other comprehensive income (AOCI), net of DAC, deferred sales inducements and deferred income taxes, in shareholder's equity. Realized and unrealized gains and losses from fixed maturity and equity securities measured at fair value at our election are reflected in net investment income. Investments in fixed maturity and equity securities are recorded on a trade-date basis.

Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. For investments in certain RMBS, CMBS and CDO/ABS, (collectively, structured securities), recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. For purchased credit impaired (PCI) securities, at acquisition, the difference between the undiscounted expected future cash flows and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over the securities' remaining lives on an effective level-yield basis. Subsequently, effective yields recognized on PCI securities are recalculated and adjusted prospectively to reflect changes in the contractual benchmark interest rates on variable rate securities and any significant increases in undiscounted expected future cash flows arising due to reasons other than interest rate changes.

Other Securities Measured at Fair Value

Securities for which we have elected the fair value option are carried at fair value and reported in other bond securities or other common and preferred stocks in the Consolidated Balance Sheets. Changes in fair value of these assets are reported in net investment income. Interest income and dividend income on assets measured under the fair value option are recognized and included in net investment income. See Note 3 for additional information on financial assets designated under the fair value option.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Securities Available for Sale

The following table presents the amortized cost or cost and fair value of our available for sale securities:

                                                                                                                 Other-Than-
                                                                      Amortized   Gross      Gross                Temporary
                                                                       Cost or  Unrealized Unrealized            Impairments
(in millions)                                                           Cost      Gains      Losses   Fair Value in AOCI/(a)/
-------------                                                         --------- ---------- ---------- ---------- -----------
December 31, 2017
Bonds available for sale:
   U.S. government and government sponsored entities                   $   492    $   50    $    --    $    542     $ --
   Obligations of states, municipalities and political subdivisions      3,538       443         (7)      3,974       --
   Non-U.S. governments                                                  2,873       185        (39)      3,019       --
   Corporate debt                                                       65,337     5,761       (377)     70,721       11
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             13,290     1,458        (88)     14,660      773
       CMBS                                                              4,311       193        (34)      4,470       35
       CDO/ABS                                                           7,035       180        (26)      7,189        7
                                                                       -------    ------    -------    --------     ----
   Total mortgage-backed, asset-backed and collateralized               24,636     1,831       (148)     26,319      815
                                                                       -------    ------    -------    --------     ----
Total bonds available for sale/(b)/                                     96,876     8,270       (571)    104,575      826
                                                                       -------    ------    -------    --------     ----
Equity securities available for sale:
   Common stock                                                              2         1         --           3       --
   Preferred stock                                                           8         3         --          11       --
   Mutual Funds                                                             42         2         --          44       --
                                                                       -------    ------    -------    --------     ----
Total equity securities available for sale                                  52         6         --          58       --
                                                                       -------    ------    -------    --------     ----
Other assets - Investment in AIG                                             9         3         (6)          6       --
                                                                       -------    ------    -------    --------     ----
Total                                                                  $96,937    $8,279    $  (577)   $104,639     $826
                                                                       =======    ======    =======    ========     ====
December 31, 2016
Bonds available for sale:
   U.S. government and government sponsored entities                   $   291    $   45    $    (1)   $    335     $ --
   Obligations of states, municipalities and political subdivisions      3,275       245        (51)      3,469       --
   Non-U.S. governments                                                  2,626       107       (114)      2,619       --
   Corporate debt                                                       64,649     4,294       (978)     67,965        1
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             13,310     1,093       (189)     14,214      540
       CMBS                                                              4,886       239        (44)      5,081       87
       CDO/ABS                                                           7,147       127        (90)      7,184       10
                                                                       -------    ------    -------    --------     ----
   Total mortgage-backed, asset-backed and collateralized               25,343     1,459       (323)     26,479      637
                                                                       -------    ------    -------    --------     ----
Total bonds available for sale/(b)/                                     96,184     6,150     (1,467)    100,867      638
                                                                       -------    ------    -------    --------     ----
Equity securities available for sale:
   Common stock                                                              1         2         --           3       --
   Preferred stock                                                           8         3         --          11       --
   Mutual Funds                                                              2        --         --           2       --
                                                                       -------    ------    -------    --------     ----
Total equity securities available for sale                                  11         5         --          16       --
                                                                       -------    ------    -------    --------     ----
Other assets - Investment in AIG                                             9         3         (5)          7       --
                                                                       -------    ------    -------    --------     ----
Total                                                                  $96,204    $6,158    $(1,472)   $100,890     $638
                                                                       =======    ======    =======    ========     ====

(a)Represents the amount of other-than-temporary impairments recognized in Accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.
(b)At December 31, 2017 and 2016, bonds available for sale held by us that were below investment grade or not rated totaled $13.4 billion and $14.5 billion, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Securities Available for Sale in a Loss Position

The following table summarizes the fair value and gross unrealized losses on our available for sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

                                          Less than 12 Months    12 Months or More           Total
                                         --------------------- --------------------- ---------------------
                                                      Gross                 Gross                 Gross
                                                    Unrealized            Unrealized            Unrealized
(in millions)                            Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-------------                            ---------- ---------- ---------- ---------- ---------- ----------
December 31, 2017
Bonds available for sale:
   U.S. government and government
     sponsored entities                   $    51      $ --      $    2      $ --     $    53     $   --
   Obligations of states,
     municipalities and political
     subdivisions                              88         1         113         6         201          7
   Non-U.S. governments                       448        21         189        18         637         39
   Corporate debt                           6,009       195       3,387       182       9,396        377
   RMBS                                     1,920        43       1,091        45       3,011         88
   CMBS                                       915        21         232        13       1,147         34
   CDO/ABS                                    653        10         364        16       1,017         26
                                          -------      ----      ------      ----     -------     ------
Total bonds available for sale             10,084       291       5,378       280      15,462        571
                                          -------      ----      ------      ----     -------     ------
Equity securities available for sale:
   Common stock                                 1        --          --        --           1         --
                                          -------      ----      ------      ----     -------     ------
Total equity securities available for
  sale                                          1        --          --        --           1         --
                                          -------      ----      ------      ----     -------     ------
Other assets - Investment in AIG               --        --           2         6           2          6
                                          -------      ----      ------      ----     -------     ------
Total                                     $10,085      $291      $5,380      $286     $15,465     $  577
                                          =======      ====      ======      ====     =======     ======
December 31, 2016
Bonds available for sale:
   U.S. government and government
     sponsored entities                   $    10      $  1      $   --      $ --     $    10     $    1
   Obligations of states,
     municipalities and political
     subdivisions                             914        45          26         6         940         51
   Non-U.S. governments                     1,114        55         256        59       1,370        114
   Corporate debt                          13,995       593       3,285       385      17,280        978
   RMBS                                     2,575        85       1,712       104       4,287        189
   CMBS                                       964        35         135         9       1,099         44
   CDO/ABS                                  2,044        44         733        46       2,777         90
                                          -------      ----      ------      ----     -------     ------
Total bonds available for sale             21,616       858       6,147       609      27,763      1,467
                                          -------      ----      ------      ----     -------     ------
   Common stock                                 1        --          --        --           1         --
                                          -------      ----      ------      ----     -------     ------
Total equity securities available for
  sale                                          1        --          --        --           1         --
                                          -------      ----      ------      ----     -------     ------
Other assets - Investment in AIG               --        --           3         5           3          5
                                          -------      ----      ------      ----     -------     ------
Total                                     $21,617      $858      $6,150      $614     $27,767     $1,472
                                          =======      ====      ======      ====     =======     ======

At December 31, 2017, we held 1,967 and 7 individual fixed maturity and equity securities, respectively, that were in an unrealized loss position, of which 658 individual fixed maturity securities were in a continuous unrealized loss position for 12 months or more. We did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2017 because we neither intend to sell the securities nor do we believe that it is more likely than not that we will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, we performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Contractual Maturities of Fixed Maturity Securities Available for Sale

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity:

                                                                                     Fixed Maturity
                                                                                  Securities in a Loss
                                                    Total Fixed Maturity                Position
                                                  Securities Available for Sale    Available for Sale
                                                  ----------------------------- -------------------------
(in millions)                                     Amortized Cost   Fair Value   Amortized Cost Fair Value
-------------                                     --------------   ----------   -------------- ----------
December 31, 2017
Due in one year or less                              $ 2,069        $  2,100       $    85      $    84
Due after one year through five years                 14,853          15,552         1,413        1,363
Due after five years through ten years                16,819          17,459         3,868        3,724
Due after ten years                                   38,499          43,145         5,344        5,116
Mortgage-backed, asset-backed and collateralized      24,636          26,319         5,323        5,175
                                                     -------        --------       -------      -------
Total                                                $96,876        $104,575       $16,033      $15,462
                                                     =======        ========       =======      =======

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

The following table presents the gross realized gains and gross realized losses from sales or maturities of our available for sale securities:

                                         Years Ended December 31,
                           -----------------------------------------------------
                                 2017              2016              2015
                           ----------------- ----------------- -----------------
                            Gross    Gross    Gross    Gross    Gross    Gross
                           Realized Realized Realized Realized Realized Realized
(in millions)               Gains    Losses   Gains    Losses   Gains    Losses
-------------              -------- -------- -------- -------- -------- --------
Fixed maturity securities    $357     $88      $321     $433     $205     $206
Equity securities               2       1         2       --        2        1
                             ----     ---      ----     ----     ----     ----
Total                        $359     $89      $323     $433     $207     $207
                             ====     ===      ====     ====     ====     ====

In 2017, 2016, and 2015, the aggregate fair value of available for sale securities sold was $7.7 billion, $9.4 billion and $16.7 billion, respectively.

Other Securities Measured at Fair Value

The following table presents the fair value of other securities measured at fair value based on our election of the fair value option:

                                                        December 31, 2017           December 31, 2016
                                                   --------------------------  --------------------------
(in millions)                                      Fair Value Percent of Total Fair Value Percent of Total
-------------                                      ---------- ---------------- ---------- ----------------
Non-U.S. governments                                 $   46           1%         $   41           1%
Corporate debt                                        1,527          48           1,421          47
Mortgage-backed, asset-backed and collateralized:
   RMBS                                                 458          14             357          12
   CMBS                                                 160           6             181           6
   CDO/ABS                                              972          31           1,047          34
                                                     ------         ---          ------         ---
Total other bond securities                           3,163         100           3,047         100
                                                     ------         ---          ------         ---
Other equity securities                                   3          --               4          --
                                                     ------         ---          ------         ---
Total                                                $3,166         100%         $3,051         100%
                                                     ======         ===          ======         ===

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Other Invested Assets

The following table summarizes the carrying amounts of other invested assets:

                                                       December 31,
                                                       -------------
           (in millions)                                2017   2016
           -------------                               ------ ------
           Alternative investments/(a) (b)/            $2,612 $3,021
           Investment real estate/(c)/                    934    414
           Federal Home Loan Bank (FHLB) common stock      38     31
           All other investments                           36     32
                                                       ------ ------
           Total                                       $3,620 $3,498
                                                       ====== ======

(a)At December 31, 2017, includes hedge funds of $1.1 billion, private equity funds of $1.2 billion, and affordable housing partnerships of $245 million. At December 31, 2016, includes hedge funds of $1.5 billion, private equity funds of $1.3 billion, and affordable housing partnerships of $251 million.
(b)Approximately 74 percent of our hedge fund portfolio is available for redemption in 2018, an additional 26 percent will be available between 2019 and 2022.
(c)Net of accumulated depreciation of $147 million and $169 million in 2017 and 2016, respectively.

Other Invested Assets Carried at Fair Value

Certain hedge funds, private equity funds, and other investment partnerships for which we have elected the fair value option are reported at fair value with changes in fair value recognized in net investment income. Other investments in hedge funds, private equity funds and other investment partnerships in which our insurance operations do not hold aggregate interests sufficient to exercise more than minor influence over the respective partnerships are reported at fair value with changes in fair value recognized as a component of accumulated other comprehensive income. These investments are subject to other-than-temporary impairment evaluations (see discussion below on evaluating equity investments for other-than-temporary impairment).

The gross unrealized loss recorded in accumulated other comprehensive income on such investments was $9 million and $8 million at December 31, 2017 and 2016, respectively, the majority of which pertains to investments in private equity funds and hedge funds that have been in continuous unrealized loss positions for less than 12 months.

Other Invested Assets - Equity Method Investments

We account for hedge funds, private equity funds, affordable housing partnerships and other investment partnerships using the equity method of accounting unless our interest is so minor that we may have virtually no influence over partnership operating and financial policies, or we have elected the fair value option. Under the equity method of accounting, our carrying amount generally is our share of the net asset value of the funds or the partnerships, and changes in our share of the net asset values are recorded in net investment income. In applying the equity method of accounting, we consistently use the most recently available financial information provided by the general partner or manager of each of these investments, which is one to three months prior to the end of our reporting period. The financial statements of these investees are generally audited annually.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Summarized Financial Information of Equity Method Investees

The following is the aggregated summarized financial information of our equity method investees, including those for which the fair value option has been elected:

                                                Years ended December 31,
                                               -------------------------
      (in millions)                             2017     2016     2015
      -------------                            ------  -------  --------
      Operating results:
         Total revenues                        $3,298  $ 2,533  $  7,323
         Total expenses                          (985)  (1,575)   (1,427)
                                               ------  -------  --------
      Net income                               $2,313  $   958  $  5,896
                                               ------  -------  --------

                                                          December 31,
                                                       -----------------
      (in millions)                                      2017     2016
      -------------                                    -------  --------
      Balance sheet:
         Total assets                                  $27,562  $ 68,435
         Total liabilities                              (4,574)  (13,254)

The following table presents the carrying amount and ownership percentage of equity method investments at December 31, 2017 and 2016:

                                             2017                2016
                                      ------------------- -------------------
                                      Carrying Ownership  Carrying Ownership
   (in millions, except percentages)   Value   Percentage  Value   Percentage
   ---------------------------------  -------- ---------- -------- ----------
   Equity method investments           $1,966   Various    $2,341   Various

Summarized financial information for these equity method investees may be presented on a lag, due to the unavailability of information for the investees at our respective balance sheet dates, and is included for the periods in which we held an equity method ownership interest.

Other Investments

Also included in other invested assets are real estate held for investment or held for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and subject to impairment review. Properties acquired through foreclosure and held for sale are carried at the lower of carrying amount or fair value less estimated costs to sell the property.

We are a member of the FHLB of Dallas and such membership requires members to own stock in the FHLB. Our FHLB stock is carried at amortized cost, which approximates fair value, and is included in other invested assets.

Net Investment Income

Net investment income represents income primarily from the following sources:

..   Interest income and related expenses, including amortization of premiums and accretion of discounts with changes in the timing and the amount of expected principal and interest cash flows reflected in yield, as applicable.

..   Dividend income from common and preferred stock.

..   Realized and unrealized gains and losses from investments in other securities and investments for which we elected the fair value option.

..   Earnings from alternative investments.

..   Interest income on mortgage, policy and other loans.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the components of net investment income:

                                                                                Years Ended December 31,
                                                                                -----------------------
(in millions)                                                                    2017    2016    2015
-------------                                                                   ------  ------  ------
Available for sale fixed maturity securities, including short-term investments  $5,118  $5,319  $5,173
Other fixed maturity securities                                                    326     232     (19)
Equity securities                                                                    4       2       2
Interest on mortgage and other loans                                               904     746     706
Real estate                                                                         10       1      57
Alternative investments*                                                           366     213     426
Other investments                                                                   10       8      (1)
                                                                                ------  ------  ------
Total investment income                                                          6,738   6,521   6,344
Investment expenses                                                                215     203     226
                                                                                ------  ------  ------
Net investment income                                                           $6,523  $6,318  $6,118
                                                                                ======  ======  ======

* Includes income from hedge funds, private equity funds and affordable housing partnerships. Hedge funds for which we elected the fair value option are recorded as of the balance sheet date. Other hedge funds are generally reported on a one-month lag, while private equity funds are generally reported on a one-quarter lag.

Net Realized Capital Gains and Losses

Net realized capital gains and losses are determined by specific identification. The net realized capital gains and losses are generated primarily from the following sources:

..   Sales or full redemptions of available for sale fixed maturity securities, available for sale equity securities, real estate and other alternative investments.

..   Reductions to the amortized cost basis of available for sale fixed maturity securities, available for sale equity securities and certain other invested assets for other-than-temporary impairments.

..   Changes in fair value of derivatives except for those instruments that are designated as hedging instruments when the change in the fair value of the hedged item is not reported in net realized capital gains and losses.

..   Exchange gains and losses resulting from foreign currency transactions.

The following table presents the components of net realized capital gains (losses):

                                              Years Ended December 31,
                                              -----------------------
          (in millions)                         2017     2016    2015
          -------------                       -------  -------  -----
          Sales of fixed maturity securities  $   269  $  (112) $  (1)
          Sales of equity securities                1        2      1
          Mortgage and other loans                (53)     (21)   (50)
          Investment real estate                    1       51     (2)
          Alternative investments                  49      144     90
          Derivatives                          (1,504)    (894)   170
          Other                                   172      (40)   (37)
          Other-than-temporary impairments        (97)    (260)  (249)
                                              -------  -------  -----
          Net realized capital losses         $(1,162) $(1,130) $ (78)
                                              =======  =======  =====

Evaluating Investments for Other-Than-Temporary Impairments

Fixed Maturity Securities

If we intend to sell a fixed maturity security or it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized capital losses. When assessing our intent to sell a fixed maturity security, or whether it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition our investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


For fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recoverable value with a corresponding charge to realized capital losses. The estimated recoverable value is the present value of cash flows expected to be collected, as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is presented in unrealized appreciation (depreciation) of fixed maturity securities on which other-than-temporary credit impairments were recognized (a separate component of accumulated other comprehensive income).

When estimating future cash flows for structured fixed maturity securities (e.g., RMBS, CMBS, CDO, ABS) management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

..   Current delinquency rates;

..   Expected default rates and the timing of such defaults;

..   Loss severity and the timing of any recovery; and

..   Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recoverable value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recoverable value other than the fair value, the determination of a recoverable value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

We consider severe price declines in our assessment of potential credit impairments. We may also modify our model inputs when we determine that price movements in certain sectors are indicative of factors not captured by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that are not foreign exchange related, we prospectively accrete into earnings the difference between the new amortized cost and the expected undiscounted recoverable value over the remaining expected holding period of the security.

Credit Impairments

The following table presents a rollforward of the cumulative credit losses in other-than-temporary impairments recognized in earnings for available for sale fixed maturity securities:

                                                                                    Years Ended December 31,
                                                                                    ----------------------
(in millions)                                                                        2017     2016    2015
-------------                                                                       ------   ------  ------
Balance, beginning of year                                                          $1,017   $1,092  $1,324
   Increases due to:
       Credit impairments on new securities subject to impairment losses                70      120      71
       Additional credit impairments on previously impaired securities                  12       83      32
   Reductions due to:
       Credit impaired securities fully disposed for which there was no prior
         intent or requirement to sell                                                 (94)     (36)   (114)
       Credit impaired securities for which there is a current intent or
         anticipated requirement to sell                                                --       --       1
       Accretion on securities previously impaired due to credit*                     (237)    (242)   (221)
                                                                                    ------   ------  ------
Balance, end of year                                                                $  768   $1,017  $1,093
                                                                                    ======   ======  ======

* Represents both accretion recognized due to changes in cash flows expected to be collected over the remaining expected term of the credit impaired securities and the accretion due to the passage of time.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Equity Securities

We evaluate our available for sale equity securities for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

..   The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

..   A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than the par value of their claims; or

..   We have concluded that we may not realize a full recovery on our investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. In addition to the above criteria, all equity securities that have been in a continuous decline in value below cost over 12 months are impaired. We also consider circumstances of a rapid and severe market valuation decline (50 percent or more) discount to cost, in which we could not reasonably assert that the impairment period would be temporary (severity losses).

Other Invested Assets

Our equity and cost method investments in private equity funds, hedge funds and other entities are evaluated for impairment similar to the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these private equity funds and hedge funds and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, we compare expected investment cash flows to carrying amount. When the expected cash flows are less than the carrying amount, the investments are written down to fair value with a corresponding charge to earnings.

Purchased Credit Impaired (PCI) Securities

We purchase certain RMBS securities that have experienced deterioration in credit quality since their issuance. We determine whether it is probable at acquisition that we will not collect all contractually required payments for these PCI securities, including both principal and interest. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security is determined based on our best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is accreted into Net investment income over their remaining lives on an effective yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. The accretable yield and the non-accretable difference will change over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, which are discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to our policy for evaluating investments for other-than-temporary impairment. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as adjustments to the accretable yield.

The following tables present information on our PCI securities, which are included in bonds available for sale:

                                                               At Date of
     (in millions)                                             Acquisition
     -------------                                             -----------
     Contractually required payments (principal and interest)    $14,975
     Cash flows expected to be collected*                         12,366
     Recorded investment in acquired securities                    8,407

* Represents undiscounted expected cash flows, including both principal and interest

                                                 December 31,
                                                 -------------
                  (in millions)                   2017   2016
                  -------------                  ------ ------
                  Outstanding principal balance  $6,462 $6,936
                  Amortized cost                  4,614  4,952
                  Fair value                      5,348  5,306

The following table presents activity for the accretable yield on PCI securities:

                                                                                 Years Ended
                                                                                December 31,
                                                                               --------------
(in millions)                                                                   2017    2016
-------------                                                                  ------  ------
Balance, beginning of year                                                     $3,032  $2,787
   Newly purchased PCI securities                                                 125     288
   Disposals                                                                      (14)    (41)
   Accretion                                                                     (325)   (348)
   Effect of changes in interest rate indices                                     (13)      6
   Net reclassification from non-accretable difference, including effects of
     prepayments                                                                  261     340
                                                                               ------  ------
Balance, end of year                                                           $3,066  $3,032
                                                                               ======  ======

Pledged Investments

Secured Financing and Similar Arrangements

We enter into secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which we transfer securities in exchange for cash, with an agreement by us to repurchase the same or substantially similar securities. Our secured financing transactions also include those that involve the transfer of securities to financial institutions in exchange for cash (securities lending agreements). In all of these secured financing transactions, the securities transferred by us (pledged collateral) may be sold or repledged by the counterparties. These agreements are recorded at their contracted amounts plus accrued interest, other than those that are accounted for at fair value.

Pledged collateral levels are monitored daily and are generally maintained at an agreed-upon percentage of the fair value of the amounts borrowed during the life of the transactions. In the event of a decline in the fair value of the pledged collateral under these secured financing transactions, we may be required to transfer cash or additional securities as pledged collateral under these agreements. At the termination of the transactions, we and our counterparties are obligated to return the amounts borrowed and the securities transferred, respectively.

The following table presents the fair value of securities pledged to counterparties under secured financing transactions, including repurchase and securities lending agreements:

                                                        December 31,
                                                        -------------
          (in millions)                                  2017   2016
          -------------                                 ------ ------
          Fixed maturity securities available for sale  $2,369 $2,083
          Other bond securities, at fair value           1,214  1,462

At both December 31, 2017 and 2016, amounts borrowed under repurchases and securities lending agreements totaled $3.6 billion.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the fair value of securities pledged under our repurchase and securities lending agreements by collateral type and by remaining contractual maturity:

                                                Remaining Contractual
                                              Maturity of the Agreements
                                        --------------------------------------
                                        Overnight  Up to        Greater
                                           and      30   31-90   Than
  (in millions)                         Continuous days  days   90 days Total
  -------------                         ---------- ----- ------ ------- ------
  December 31, 2017
  Repurchase agreements:
     Bonds available for sale:
         Non U.S. government               $--     $  3  $   14  $ --   $   17
         Corporate debt                     --       13      29    --       42
     Other bond securities:
         Corporate debt                     --      343     794    --    1,137
                                           ---     ----  ------  ----   ------
  Total repurchase agreements               --      359     837    --    1,196
                                           ---     ----  ------  ----   ------
  Securities lending agreements:
     Bonds available for sale:
         Non-U.S. government                --       --      18    --       18
         Corporate debt                     --      471   1,821    --    2,292
     Other bond securities:
         Non-U.S. government                --       --      21    --       21
         Corporate debt                     --       --      56    --       56
                                           ---     ----  ------  ----   ------
  Total securities lending agreements       --      471   1,916    --    2,387
                                           ---     ----  ------  ----   ------
  Total secured financing transactions     $--     $830  $2,753  $ --   $3,583
                                           ===     ====  ======  ====   ======
  December 31, 2016
  Repurchase agreements:
     Other bond securities:
         Non-U.S. government               $--     $ --  $   --  $ 41   $   41
         Corporate debt                     --       95     657   669    1,421
                                           ---     ----  ------  ----   ------
  Total repurchase agreements               --       95     657   710    1,462
                                           ---     ----  ------  ----   ------
  Securities lending agreements:
     Bonds available for sale:
         Non-U.S. government                --       --      34    --       34
         Corporate debt                     --      725   1,268    --    1,993
         CMBS                               --       --      56    --       56
                                           ---     ----  ------  ----   ------
  Total securities lending agreements       --      725   1,358    --    2,083
                                           ---     ----  ------  ----   ------
  Total secured financing transactions     $--     $820  $2,015  $710   $3,545
                                           ===     ====  ======  ====   ======

Insurance - Statutory and Other Deposits

Total carrying values of cash and securities we deposited under requirements of regulatory authorities were $149 million and $143 million at December 31, 2017 and 2016, respectively.

Other Pledges

We are a member of the FHLB of Dallas and such membership requires the members to own stock in these FHLBs. We owned an aggregate of $38 million and $31 million of common stock in the FHLB at December 31, 2017 and 2016, respectively. Pursuant to the membership terms, we have elected to pledge such stock to the FHLB. In addition, we have pledged securities available for sale and residential loans with a fair value of $1.0 billion and $113 million, respectively, at December 31, 2017, and securities available for sale with a fair value of $1.4 billion at December 31, 2016, to provide adequate collateral for potential advances from the FHLB.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


5. LENDING ACTIVITIES

Mortgage and other loans receivable include commercial mortgages, residential mortgages, life insurance policy loans, commercial loans, and other loans and notes receivable. Commercial mortgages, residential mortgages, commercial loans, and other loans and notes receivable are carried at unpaid principal balances less allowance for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.

Direct costs of originating commercial mortgages, commercial loans, and other loans and notes receivable, net of nonrefundable points and fees, are deferred and included in the carrying amount of the related receivables. The amount deferred is amortized to income as an adjustment to earnings using the interest method. Premiums and discounts on purchased residential mortgages are also amortized to income as an adjustment to earnings using the interest method.

Life insurance policy loans are carried at unpaid principal balances. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

The following table presents the composition of mortgages and other loans receivable:

                                                           December 31,
                                                         ----------------
     (in millions)                                         2017     2016
     -------------                                       -------  -------
     Commercial mortgages*                               $15,517  $12,812
     Residential mortgages                                 2,455    1,520
     Life insurance policy loans                           1,353    1,382
     Commercial loans, other loans and notes receivable      581      906
                                                         -------  -------
     Total mortgage and other loans receivable            19,906   16,620
     Allowance for losses                                   (199)    (162)
                                                         -------  -------
     Mortgage and other loans receivable, net            $19,707  $16,458
                                                         =======  =======

* Commercial mortgages primarily represent loans for office, apartments and retail properties, with exposures in New York and California representing the largest geographic concentrations (22 percent and 10 percent, respectively, at December 31, 2017 and 24 percent and 14 percent, respectively, at December 31, 2016).

Nonperforming loans are generally those loans where payment of contractual principal or interest is more than 90 days past due. Nonperforming mortgages were not significant for all periods presented.

The following table presents the credit quality performance indicators for commercial mortgages:

                           Number                            Class                              Percent
                             of   ------------------------------------------------------------    of
(dollars in millions)      Loans  Apartments Offices Retail Industrial Hotel  Others Total/(c)/ Total $
---------------------      ------ ---------- ------- ------ ---------- ------ ------ ---------  -------
December 31, 2017
Credit Quality Indicator:
   In good standing         508     $3,946   $4,882  $2,708   $1,180   $1,474 $1,228  $15,418      99%
   Restructured/(a)/          2         --       80      19       --       --     --       99       1
                            ---     ------   ------  ------   ------   ------ ------  -------     ---
Total/(b)/                  510     $3,946   $4,962  $2,727   $1,180   $1,474 $1,228  $15,517     100%
                            ===     ======   ======  ======   ======   ====== ======  =======     ===
Allowance for losses                $   36   $   52  $   21   $    4   $   10 $   13  $   136       1%
                            ===     ======   ======  ======   ======   ====== ======  =======     ===
December 31, 2016
Credit Quality Indicator:
   In good standing         497     $2,662   $4,062  $2,497   $1,017   $1,472 $1,015  $12,725      99%
   Restructured/(a)/          3         --       69      18       --       --     --       87       1
                            ---     ------   ------  ------   ------   ------ ------  -------     ---
Total/(b)/                  500     $2,662   $4,131  $2,515   $1,017   $1,472 $1,015  $12,812     100%
                            ===     ======   ======  ======   ======   ====== ======  =======     ===
Allowance for losses                $   16   $   38  $   18   $    4   $    9 $   11  $    96       1%
                            ===     ======   ======  ======   ======   ====== ======  =======     ===

(a)Loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.
(b)Does not reflect allowance for credit losses.
(c)Our commercial mortgage loan portfolio is current as to payments of principal and interest, for both periods presented. There were no significant amounts of nonperforming commercial mortgages (defined as those loans where payment of contractual principal or interest is more than 90 days past due) during any of the periods presented.

Mortgages held on certain properties that are owned by an affiliate, AIG Global Real Estate Investment Corporation, have been fully paid off as of December 31, 2017. We held mortgages with a carrying value of $26 million on certain properties that are owned by an affiliate, AIG Global Real Estate Investment Corporation, as of December 31, 2016.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Methodology Used to Estimate the Allowance for Credit Losses

Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. Impairment of commercial mortgages is typically determined using the fair value of collateral while impairment of other loans is typically determined using the present value of cash flows or the loan's observable market price. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property type and location, loan term, profile of the borrower and of the major property tenants, and loan seasoning. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Interest income is not accrued when payment of contractual principal and interest is not expected. Any cash received on impaired loans is generally recorded as a reduction of the current carrying amount of the loan. Accrual of interest income is generally resumed when delinquent contractual principal and interest is repaid or when a portion of the delinquent contractual payments are made and the ongoing required contractual payments have been made for an appropriate period.

A significant majority of commercial mortgages in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for us to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

The following table presents a rollforward of the changes in the allowance for credit losses on mortgage and other loans receivable:

                                             2017                   2016                   2015
                                    ---------------------  ---------------------- ---------------------
Years Ended December 31,            Commercial Other       Commercial Other       Commercial Other
(in millions)                       Mortgages  Loans Total Mortgages  Loans Total Mortgages  Loans Total
------------------------            ---------- ----- ----- ---------- ----- ----- ---------- ----- -----
Allowance, beginning of year           $ 96     $66  $162     $79      $58  $137     $73      $21  $ 94
   Additions to allowance                53       2    55      13        8    21      14       37    51
   Charge-offs, net of recoveries       (13)     (5)  (18)      4       --     4      (8)      --    (8)
                                       ----     ---  ----     ---      ---  ----     ---      ---  ----
Allowance, end of year                 $136     $63  $199     $96      $66  $162     $79      $58  $137
                                       ====     ===  ====     ===      ===  ====     ===      ===  ====

The following table presents information on mortgage loans individually assessed for credit losses:

                                                        Years Ended
                                                        December 31,
                                                      ---------------
         (in millions)                                2017 2016  2015
         -------------                                ---- ----  ----
         Impaired loans with valuation allowances     $26  $ 26  $100
         Impaired loans without valuation allowances   18    88   110
                                                      ---  ----  ----
            Total impaired loans                       44   114   210
         Valuation allowances on impaired loans        (4)   (3)   (4)
                                                      ---  ----  ----
         Impaired loans, net                          $40  $111  $206
                                                      ===  ====  ====
         Interest income on impaired loans            $ 5  $  7  $ 11
                                                      ===  ====  ====

Troubled Debt Restructurings

We modify loans to optimize their returns and improve their collectability, among other things. When we undertake such a modification with a borrower that is experiencing financial difficulty and the modification involves us granting a concession to the troubled debtor, the modification is a troubled debt restructuring (TDR). We assess whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal or interest forgiveness, payment deferrals and easing of loan covenants.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


For the year ended December 31, 2017, loans with a carrying value of $169 million were modified in troubled debt restructurings. Loans that had been modified in troubled debt restructurings during the year ended December 31, 2016, have been fully paid off.

6. REINSURANCE

In the ordinary course of business, we utilize internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. In addition, we assume reinsurance from other insurance companies. We generally limit our exposure to loss on any single life to $10 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, we can increase our exposure to loss on any single life up to $15 million.

Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. The premiums with respect to these treaties are earned over the contract period in proportion to the protection provided.

The following table presents the effect of reinsurance on our premiums:

                                     Years Ended December 31,
                                     ----------------------
                   (in millions)      2017     2016    2015
                   -------------     ------   ------  ------
                   Direct premiums   $4,369   $2,679  $3,535
                   Assumed premiums      21       22      20
                   Ceded premiums      (993)    (979)   (927)
                                     ------   ------  ------
                   Net               $3,397   $1,722  $2,628
                                     ======   ======  ======

Reinsurance recoveries, which reduced policyholder benefits, were approximately $804 million, $655 million and $847 million during 2017, 2016 and 2015, respectively.

We manage the capital impact of our statutory reserve requirements, including those resulting from the National Association of Insurance Commissioners (NAIC) Model Regulation "Valuation of Life Insurance Policies" (Regulation XXX) and NAIC Actuarial Guideline 38 (Guideline AXXX) through unaffiliated and affiliated reinsurance transactions. Regulation XXX and Guideline AXXX reserves related to new and in-force term and universal life business were ceded to our Parent, AGC Life, under a coinsurance/modified coinsurance agreement effective January 1, 2011. Effective July 1, 2016, we entered into an agreement to cede approximately $5 billion of statutory reserves for certain whole life and universal life policies to an unaffiliated reinsurer. Effective December 31, 2016, we recaptured in-force term and universal life reserves subject to Regulation XXX and Guideline AXXX from AGC Life, and ceded approximately
$14 billion of such statutory reserves to an unaffiliated reinsurer under an amendment to the July 1, 2016 agreement. Under GAAP, these reinsurance transactions use deposit accounting with a reinsurance risk charge recorded in income.

In 2017, 2016 and 2015, our results of operations included pre-tax expense of approximately $26 million, $92 million and $89 million, respectively, for risk charges associated with the affiliated reinsurance agreements subject to Regulation XXX and Guideline AXXX. In 2017, our results of operations included pre-tax expense of $102 million for risk charges associated with the unaffiliated reinsurance agreements subject to Regulation XXX and Guideline AXXX. There were no risk charges associated with the unaffiliated reinsurance agreements subject to Regulation XXX and Guideline AXXX in 2016 and 2015.

On October 1, 2003, we entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda, Ltd. (AIGB). Under the agreement, AIGB reinsured 100 percent quota share of our liability on virtually all of our general account deferred annuity contracts with issue dates on or after January 1, 2003. The agreement was amended on September 25, 2007 to terminate the agreement for new business as of July 1, 2007. Under the agreement, we retain the assets supporting the reserves ceded to AIGB. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Reinsurance Security

Our third-party reinsurance arrangements do not relieve us from our direct obligations to our beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. We hold substantial collateral as security under related reinsurance agreements in the form of funds, securities, and/or letters of credit. We believe that no exposure to a single reinsurer represents an inappropriate concentration of credit risk to the Company. Gross reinsurance assets with our three largest reinsurers aggregated to approximately $1.2 billion and $1.1 billion at December 31, 2017 and 2016, respectively of which approximately $988 million and $862 million at December 31, 2017 and 2016, respectively, was not secured by collateral.

7. DERIVATIVES AND HEDGE ACCOUNTING

We use derivatives and other financial instruments as part of our financial risk management programs and as part of our investment operations. Interest rate derivatives (such as interest rate swaps) are used to manage interest rate risk associated with embedded derivatives contained in insurance contract liabilities and with fixed maturity securities as well as other interest rate sensitive assets and liabilities. Foreign exchange derivatives (principally foreign exchange forwards and options) are used to economically mitigate risk associated with non U.S. dollar denominated transactions, primarily investments and GICs denominated in foreign currencies.

We hedge our economic exposure to market risk related to variable annuity products with riders that guarantee a certain level of benefits. Our variable annuity hedging program is designed to offset certain changes in the economic value of these guarantee features, within established thresholds. The hedging program is designed to provide additional protection against large and combined movements in interest rates, equity prices, credit spreads and market volatility under multiple scenarios. In addition to risk-mitigating features in our variable annuity product design, and the use of certain fixed income securities with a fair value option election to manage interest rate and credit spread exposures, our variable annuity hedging program utilizes various derivative instruments, including but not limited to equity options, futures contracts, interest rate swaps and swaption contracts, as well as other hedging instruments. Our exchange-traded index futures contracts have no recorded fair value as they are cash settled daily. In addition to hedging activities, we also enter into derivative instruments with respect to investment operations, which may include, among other things, purchases of investments with embedded derivatives, such as equity-linked notes and convertible bonds.

Interest rate, currency and equity swaps, swaptions, options and forward transactions are accounted for as derivatives, recorded on a trade-date basis and carried at fair value. Unrealized gains and losses are reflected in income, when appropriate. Aggregate asset or liability positions are netted on the Consolidated Balance Sheets only to the extent permitted by qualifying master netting arrangements in place with each respective counterparty. Cash collateral posted with counterparties in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative liability, while cash collateral received in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative asset.

We have elected to present all derivative receivables and derivative payables, and the related cash collateral received and paid, on a net basis on our Consolidated Balance Sheets when a legally enforceable International Swaps and Derivative Association, Inc. (ISDA) Master Agreement exists between us and our derivative counterparty. An ISDA Master Agreement is an agreement governing multiple derivative transactions between two counterparties. The ISDA Master Agreement generally provides for the net settlement of all, or a specified group, of these derivative transactions, as well as transferred collateral, through a single payment, and in a single currency, as applicable. The net settlement provisions apply in the event of a default on, or affecting any, one derivative transaction or a termination event affecting all, or a specified group of, derivative transactions governed by the ISDA Master Agreement.

Derivatives, with the exception of embedded derivatives, are measured at fair value and presented within other assets and other liabilities in the Consolidated Balance Sheets. Embedded derivatives are generally presented with the host contract in the Consolidated Balance Sheets. A bifurcated embedded derivative is measured at fair value and accounted for in the same manner as a free standing derivative contract. The corresponding host contract is accounted for according to the accounting guidance applicable for that instrument. See Notes 3 and 11 for additional information

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

on our embedded derivatives, which are primarily related to guarantee features in variable annuity products, and include equity and interest rate components.

We believe our economic hedging instruments have been and remain economically effective, but for the most part they have not been designated as hedges receiving hedge accounting treatment. Changes in the fair value of derivatives not designated as hedges are reported within net realized capital gains and losses. Certain swaps associated with GIC liabilities and available for sale investments have been designated as fair value hedges. Changes in fair value hedges of GIC liabilities and available for sale securities are reported in net policyholder benefits and net realized capital gains (losses), respectively, along with changes in the hedged item.

The following table presents the notional amounts and the fair value of derivative assets and liabilities, excluding embedded derivatives:

                                                              December 31, 2017                  December 31, 2016
                                                     ----------------------------------  --------------------------------
                                                     Gross Derivative  Gross Derivative  Gross Derivative Gross Derivative
                                                          Assets          Liabilities         Assets        Liabilities
                                                     ----------------  ----------------  ---------------  ---------------
                                                     Notional  Fair    Notional  Fair    Notional  Fair   Notional  Fair
(in millions)                                         Amount   Value    Amount   Value    Amount   Value   Amount   Value
-------------                                        -------- -------  -------- -------  -------- ------  -------- ------
Derivatives designated as hedging instruments:/(a)/
   Interest rate contracts                           $    88  $   207  $   696  $    14  $   248  $  198  $   546  $   10
   Foreign exchange contracts                            737       65    1,192       88    1,200     171      323      19
Derivatives not designated as hedging
  instruments:/(a)/
   Interest rate contracts                            25,484      343   18,688      957   32,268     319   25,059   1,537
   Foreign exchange contracts                          1,565      333    3,624      360    3,111     430    1,202     314
   Equity contracts                                   25,379    1,136   11,318      889   11,348     263    7,958      12
   Other contracts/(b)/                               35,638       13       59        4   27,535      14    5,639       5
                                                     -------  -------  -------  -------  -------  ------  -------  ------
Total derivatives, gross                             $88,891    2,097  $35,577    2,312  $75,710   1,395  $40,727   1,897
                                                     -------  -------  -------  -------  -------  ------  -------  ------
Counterparty netting/(c)/                                      (1,429)           (1,429)            (762)            (762)
Cash collateral/(d)/                                              (45)             (627)             (46)            (852)
                                                              -------           -------           ------           ------
Total derivatives included in Other Assets and
  Other Liabilities, respectively /(e)/                       $   623           $   256           $  587           $  283
                                                              -------           -------           ------           ------

(a)Fair value amounts are shown before the effects of counterparty netting adjustments and offsetting cash collateral.
(b)Consists primarily of stable value wrap contracts with multiple underlying exposures.
(c)Represents netting of derivative exposures covered by a qualifying master netting agreement.
(d)Represents cash collateral posted and received that is eligible for netting.
(e)Excludes embedded derivatives. Fair value of assets related to bifurcated embedded derivatives was zero at both December 31, 2017 and 2016. Fair value of liabilities related to bifurcated embedded derivatives was $3.6 billion and $2.7 billion, respectively, at December 31, 2017 and 2016.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the changes in the fair value of derivative instruments and the classification of these changes in the Consolidated Statements of Income:

                                                      Years Ended December 31,
                                                      ------------------------
   (in millions)                                        2017      2016   2015
   -------------                                      -------    -----  -----
   Derivative instruments in fair value hedging
     relationships*:
      Interest rate contracts                         $    (5)   $  (8) $   7
      Foreign exchange contracts                           (1)     (22)    17
                                                      -------    -----  -----
   Total                                              $    (6)   $ (30) $  24
                                                      =======    =====  =====
   Derivatives not designated as hedging
     instruments, by derivative type:
      Interest rate contracts                         $   (67)   $(144) $ 261
      Foreign exchange contracts                         (208)      85     64
      Equity contracts                                   (844)    (749)  (116)
      Other contracts                                      66       71     67
      Embedded derivatives                               (384)     (60)   (62)
                                                      -------    -----  -----
   Total                                              $(1,437)   $(797) $ 214
                                                      =======    =====  =====
   By classification:
      Policy fees                                     $    67    $  70  $  68
      Net realized capital gains (losses)              (1,504)    (894)   170
      Policyholder benefits                                 2        2      6
      Interest credited to policyholder account
        balances                                           (8)      (5)    (6)
                                                      -------    -----  -----
   Total                                              $(1,443)   $(827) $ 238
                                                      =======    =====  =====

* The amounts presented do not include periodic net coupon settlements of derivative contract or coupon income (expense) related to the hedged item.

8. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Deferred Policy Acquisition Costs

Deferred policy acquisition costs (DAC) represent those costs that are incremental and directly related to the successful acquisition of new or renewal of existing insurance contracts. We defer incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such deferred policy acquisition costs generally include agent or broker commissions and bonuses, and medical and inspection fees that would not have been incurred if the insurance contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. We partially defer costs, including certain commissions, when we do not believe that the entire cost is directly related to the acquisition or renewal of insurance contracts.

We also defer a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities, including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

Short-duration insurance contracts: Policy acquisition costs are deferred and amortized over the period in which the related premiums written are earned, generally 12 months. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts. Investment income is anticipated in assessing the recoverability of DAC. We assess the recoverability of DAC on an annual basis or more frequently if circumstances indicate an impairment may have occurred. This assessment is performed by comparing recorded net unearned premiums and anticipated investment income on in-force business to the sum of expected losses and loss adjustment expenses incurred, unamortized DAC and maintenance costs. If the sum of these costs exceeds the amount of recorded net unearned premiums and anticipated investment income, the excess is recognized as an offset against the asset established for DAC. This offset is referred to as a premium deficiency charge. Increases in expected losses and loss adjustment expenses incurred can have a significant impact on the likelihood and amount of a premium deficiency charge.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Long-duration insurance contracts: Policy acquisition costs for participating life, traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. The assumptions used to calculate the benefit liabilities and DAC for these traditional products are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. These "locked-in" assumptions include mortality, morbidity, persistency, maintenance expenses and investment returns, and include margins for adverse deviation to reflect uncertainty given that actual experience might deviate from these assumptions. A loss recognition event occurs when there is a shortfall between the carrying amount of future policy benefit liabilities, net of DAC, and what the future policy benefit liabilities, net of DAC, would be when applying updated current assumptions. When we determine a loss recognition event has occurred, we first reduce any DAC related to that block of business through amortization of acquisition expense, and after DAC is depleted, we record additional liabilities through a charge to policyholder benefits. Groupings for loss recognition testing are consistent with our manner of acquiring, servicing and measuring the profitability of the business and applied by product groupings. We perform separate loss recognition tests for traditional life products, payout annuities and long-term care products. Once loss recognition has been recorded for a block of business, the old assumption set is replaced and the assumption set used for the loss recognition would then be subject to the lock-in principle.

Investment-oriented contracts: Policy acquisition costs and policy issuance costs related to universal life and investment-type products (collectively, investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits include net investment income and spreads, net realized capital gains and losses, fees, surrender charges, expenses, and mortality gains and losses. In each reporting period, current period amortization expense is adjusted to reflect actual gross profits. If estimated gross profits change significantly, DAC is recalculated using the new assumptions, and any resulting adjustment is included in income. If the new assumptions indicate that future estimated gross profits are higher than previously estimated, DAC will be increased resulting in a decrease in amortization expense and increase in income in the current period; if future estimated gross profits are lower than previously estimated, DAC will be decreased resulting in an increase in amortization expense and decrease in income in the current period. Updating such assumptions may result in acceleration of amortization in some products and deceleration of amortization in other products. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

To estimate future estimated gross profits for variable annuity products, a long-term annual asset growth assumption is applied to determine the future growth in assets and related asset-based fees. In determining the asset growth rate, the effect of short-term fluctuations in the equity markets is partially mitigated through the use of a "reversion to the mean" methodology whereby short-term asset growth above or below long-term annual rate assumptions impacts the growth assumption applied to the five-year period subsequent to the current balance sheet date. The reversion to the mean methodology allows us to maintain our long-term growth assumptions, while also giving consideration to the effect of actual investment performance. When actual performance significantly deviates from the annual long-term growth assumption, as evidenced by growth assumptions in the five-year reversion to the mean period falling below a certain rate (floor) or above a certain rate (cap) for a sustained period, judgment may be applied to revise or "unlock" the growth rate assumptions to be used for both the five-year reversion to the mean period as well as the long-term annual growth assumption applied to subsequent periods.

Shadow DAC and Shadow Loss Recognition: DAC related to investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on estimated gross profits, with related changes recognized through other comprehensive income (shadow DAC). The adjustment is made at each balance sheet date, as if the securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. Similarly, for long-duration traditional insurance contracts, if the assets supporting the liabilities are in a net unrealized gain position at the balance sheet date, loss recognition testing assumptions are updated to exclude such gains from future cash flows by reflecting the impact of reinvestment rates on future yields. If a future loss is anticipated under this basis, any additional shortfall indicated by loss recognition tests is recognized as a reduction in accumulated other comprehensive income (shadow loss recognition). Similar to other loss recognition on long-duration insurance contracts, such shortfall is first reflected as a reduction in DAC and secondly as an increase in liabilities for future policy benefits. The change in these adjustments, net of tax, is included with the change in net unrealized appreciation of investments that is credited or charged directly to other comprehensive income.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Internal Replacements of Long-duration and Investment-oriented Products: For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If the modification does not substantially change the contract, we do not change the accounting and amortization of existing DAC and related actuarial balances. If an internal replacement represents a substantial change, the original contract is considered to be extinguished and any related DAC or other policy balances are charged or credited to income, and any new deferrable costs associated with the replacement contract are deferred.

The following table presents a rollforward of DAC:

                                                                             Years Ended December 31,
                                                                             ------------------------
(in millions)                                                                 2017     2016    2015
-------------                                                                ------   ------  ------
Balance, beginning of year                                                   $6,522   $6,106  $5,339
   Acquisition costs deferred                                                   714      805     983
   Accretion of interest/amortization                                          (798)    (796)   (778)
   Effect of unlocking assumptions used in estimating future gross profits      154      277      36
   Effect of realized gains/loss on securities                                  280      285       1
   Effect of unrealized gains/loss on securities                               (496)    (155)    525
                                                                             ------   ------  ------
Balance, end of year                                                         $6,376   $6,522  $6,106
                                                                             ======   ======  ======

Value of Business Acquired (VOBA): VOBA is determined at the time of acquisition and is reported in the Consolidated Balance Sheets with DAC. This value is based on the present value of future pre-tax profits discounted at yields applicable at the time of purchase. For participating life, traditional life and accident and health insurance products, VOBA is amortized over the life of the business in a manner similar to that for DAC based on the assumptions at purchase. For investment-oriented products, VOBA is amortized in relation to estimated gross profits and adjusted for the effect of unrealized gains or losses on fixed maturity and equity securities available for sale in a manner similar to DAC.

The following table presents a rollforward of VOBA:

                                                                                Years Ended
                                                                               December 31,
                                                                               ------------
(in millions)                                                                2017  2016  2015
-------------                                                                ----  ----  ----
Balance, beginning of year                                                   $265  $295  $322
   Accretion of interest/amortization                                         (11)  (28)  (24)
   Effect of unlocking assumptions used in estimating future gross profits     --    --   (22)
   Effect of realized gains/loss on securities                                 --     1    --
   Effect of unrealized gains/loss on securities                               (9)   (3)   19
                                                                             ----  ----  ----
Balance, end of year                                                         $245  $265  $295
                                                                             ====  ====  ====

VOBA amortization, net of accretion of interest, expected to be recorded in each of the next five years is $23 million, $22 million, $20 million, $16 million and $15 million, respectively. These projections are based on current estimates for investment income and spreads, persistency, mortality and morbidity assumptions.

Deferred Sales Inducements

We offer sales inducements, which include enhanced crediting rates or bonus payments to contract holders (bonus interest) on certain annuity and investment contract products. Sales inducements provided to the contract holder are recognized in policyholder contract deposits in the Consolidated Balance Sheets. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception. We must also demonstrate that such amounts are incremental to amounts we credit on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period. The amortization expense associated with these assets is reported within interest credited to policyholder account balances in the Consolidated Statements of Income.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents a rollforward of deferred sales inducements:

                                                                                 Years Ended
                                                                                 December 31,
                                                                             -------------------
(in millions)                                                                 2017   2016   2015
-------------                                                                -----  -----  -----
Balance, beginning of year                                                   $ 585  $ 579  $ 442
   Acquisition costs deferred                                                   11     55     73
   Accretion of interest/amortization                                         (120)  (123)  (132)
   Effect of unlocking assumptions used in estimating future gross profits      42     48     53
   Effect of realized gains/loss on securities                                  14     33      4
   Effect of unrealized gains/loss on securities                               (23)    (7)   139
                                                                             -----  -----  -----
Balance, end of year                                                         $ 509  $ 585  $ 579
                                                                             =====  =====  =====

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, Distribution Fee Revenue). We amortize these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

DAC, VOBA and deferred sales inducements for insurance oriented and investment oriented products are reviewed for recoverability, which involves estimating the future profitability of current business. This review involves significant management judgment. If actual future profitability is substantially lower than estimated, our DAC, VOBA and deferred sales inducements may be subject to an impairment charge and our results of operations could be significantly affected in future periods.

9. VARIABLE INTEREST ENTITIES

A variable interest entity (VIE) is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights or do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

We enter into various arrangements with VIEs in the normal course of business and consolidate the VIEs when we determine we are the primary beneficiary. This analysis includes a review of the VIE's capital structure, related contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued and our involvement with the entity. When assessing the need to consolidate a VIE, we evaluate the design of the VIE as well as the related risks the entity was designed to expose the variable interest holders to.

The primary beneficiary is the entity that has both (1) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (2) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE.

We calculate our maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where we have also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE. Interest holders in VIEs sponsored by us generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to us, except in limited circumstances when we have provided a guarantee to the VIE's interest holders.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the total assets and total liabilities associated with our variable interests in consolidated VIEs, as classified in the Consolidated Balance Sheets:

                                          Real Estate                   Affordable
                                         and Investment Securitization   Housing
(in millions)                            Entities/(a)/  Vehicles/(b)/  Partnerships Total
-------------                            -------------- -------------- ------------ ------
December 31, 2017
Assets:
   Bonds available for sale                   $ --          $6,164         $--      $6,164
   Other bond securities                        --             783          --         783
   Mortgage and other loans receivable          --           1,625          --       1,625
   Other invested assets                       207              --          50         257
   Other/(c)/                                   27             859           1         887
                                              ----          ------         ---      ------
Total assets/(d)/                             $234          $9,431         $51      $9,716
                                              ====          ======         ===      ======
Liabilities:
   Notes payable - to affiliates              $ --          $1,822         $--      $1,822
   Notes payable - to third parties             93             684          --         777
   Other/(e)/                                   28             105           8         141
                                              ----          ------         ---      ------
Total liabilities                             $121          $2,611         $ 8      $2,740
                                              ====          ======         ===      ======
December 31, 2016
Assets:
   Bonds available for sale                   $ --          $6,319         $--      $6,319
   Other bond securities                        --             766          --         766
   Mortgage and other loans receivable          --           1,128          --       1,128
   Other invested assets                        17              --          26          43
   Other/(c)/                                   16             550          --         566
                                              ----          ------         ---      ------
Total assets/(d)/                             $ 33          $8,763         $26      $8,822
                                              ====          ======         ===      ======
Liabilities:
   Notes payable - to affiliates              $ --          $1,259         $--      $1,259
   Notes payable - to third parties             --             139          --         139
   Other/(e)/                                   24              14           3          41
                                              ----          ------         ---      ------
Total liabilities                             $ 24          $1,412         $ 3      $1,439
                                              ====          ======         ===      ======

(a)At December 31, 2017, off-balance sheet exposure primarily consisting of commitments to real estate and investment entities was $32 million. There was no off-balance sheet exposure for real estate and investment entities at December 31, 2016.
(b)At December 31, 2017 and 2016, $8.6 billion and $8 billion, respectively, of the total assets of consolidated vehicles were owed to AGL Parent or its subsidiaries.
(c)Comprised primarily of short-term investments and other assets at both December 31, 2017 and 2016.
(d)The assets of each VIE can be used only to settle specific obligations of that VIE.
(e)Comprised primarily of amounts due to related parties and other liabilities, at fair value, at both December 31, 2017 and 2016.

We calculate our maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where we have also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE. Interest holders in VIEs sponsored by us generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to us, except in limited circumstances when we have provided a guarantee to the VIE's interest holders.

The following table presents total assets of unconsolidated VIEs in which we hold a variable interest, as well as our maximum exposure to loss associated with these VIEs:

                                                          Maximum Exposure to Loss
                                                        -----------------------------
                                              Total VIE On-Balance Off-Balance
(in millions)                                  Assets   Sheet/(a)/    Sheet    Total
-------------                                 --------- ---------- ----------- ------
December 31, 2017
   Real estate and investment entities/(b)/   $156,186    $2,079      $650     $2,729
   Affordable housing partnerships               4,299       548        --        548
                                              --------    ------      ----     ------
Total                                         $160,485    $2,627      $650     $3,277
                                              ========    ======      ====     ======
December 31, 2016
   Real estate and investment entities/(b)/   $168,097    $2,532      $440     $2,972
   Affordable housing partnerships               4,101       554        --        554
                                              --------    ------      ----     ------
Total                                         $172,198    $3,086      $440     $3,526
                                              ========    ======      ====     ======

(a)At December 31, 2017 and 2016, $2.3 billion and $2.8 billion, respectively, of our total unconsolidated VIE assets were recorded as other invested assets.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

(b)Comprised primarily of hedge funds and private equity funds.

Real Estate and Investment Entities

Through an affiliate, AIG Global Real Estate, we are an investor in various real estate investment entities, some of which are VIEs. These investments are typically with unaffiliated third-party developers via a partnership or limited liability company structure. The VIEs' activities consist of the development or redevelopment of commercial, industrial and residential real estate. Our involvement varies from being a passive equity investor or finance provider to actively managing the activities of the VIEs.

We participate as passive investors in the equity issued by certain third-party-managed hedge and private equity funds that are VIEs. Typically, we are not involved in the design or establishment of these VIEs, nor do they actively participate in the management of the VIEs.

Securitization Vehicles

We created certain VIEs that hold investments, primarily in investment-grade debt securities, residential mortgage loans and commercial mortgage loans, and issued beneficial interests in these investments. We own the majority of these beneficial interests and we maintain the power to direct the activities of the VIEs that most significantly impact their economic performance and bear the obligation to absorb losses or receive benefits from the entities that could potentially be significant to the entities. Accordingly, we consolidate these entities, and beneficial interests issued to third-parties or affiliates by these entities are reported as notes payable.

Affordable Housing Partnerships

SunAmerica Affordable Housing Partners, Inc. (SAAHP) organized and invested in limited partnerships that develop and operate affordable housing qualifying for federal, state, and historic tax credits, in addition to a few market rate properties across the United States. The operating partnerships are VIEs, whose debt is generally non-recourse in nature, and the general partners of which are mostly unaffiliated third-party developers. We account for our investments in the operating partnerships using the equity method of accounting, unless they are required to be consolidated. We consolidate an operating partnership if the general partner is an affiliated entity or we otherwise have the power to direct activities that most significantly impact the entity's economic performance.

RMBS, CMBS, Other ABS and CDOs

We are passive investors in RMBS, CMBS, other ABS and CDOs, the majority of which are issued by domestic special purpose entities. We generally do not sponsor or transfer assets to, or act as the servicer to these asset-backed structures, and were not involved in the design of these entities.

Our maximum exposure in these types of structures is limited to our investment in securities issued by these entities. Based on the nature of our investments and our passive involvement in these types of structures, we have determined that we are not the primary beneficiary of these entities. We have not included these entities in the tables above; however, the fair values of our investments in these structures are reported in Note 3 and Note 4.

10. INSURANCE LIABILITIES

Future Policy Benefits

Future policy benefits primarily include reserves for traditional life and annuity payout contracts, which represent an estimate of the present value of future benefits less the present value of future net premiums. Included in future policy benefits are liabilities for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature. In addition, reserves for contracts in loss recognition are adjusted to reflect the effect of unrealized

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

gains on fixed maturity and equity securities available for sale, with related changes recognized through Other comprehensive income.

Future policy benefits also include certain guaranteed benefits of variable annuity products that are not considered embedded derivatives, primarily guaranteed minimum death benefits. See Note 11 for additional information on guaranteed minimum death benefits.

The liability for long-duration future policy benefits has been established including assumptions for interest rates which vary by year of issuance and product, and range from approximately 0.1 percent to 14.0 percent. Mortality and surrender rate assumptions are generally based on actual experience when the liability is established.

For long duration traditional business, a "lock-in" principle applies. The assumptions used to calculate the benefit liabilities and DAC are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. The assumptions include mortality, morbidity, persistency, maintenance expenses, and investment returns. These assumptions are typically consistent with pricing inputs. These assumptions include margins for adverse deviation principally for key assumptions such as mortality and interest rates used to discount cash flows, to reflect uncertainty given that actual experience might deviate from these assumptions. Establishing margins at contract inception requires management judgment. The extent of the margin for adverse deviation may vary depending on the uncertainty of the cash flows, which is affected by the volatility of the business and the extent of our experience with the product.

Loss recognition occurs if observed changes in actual experience or estimates result in projected future losses under loss recognition testing. To determine whether loss recognition exists, we determine whether a future loss is expected based on updated current assumptions. If loss recognition exists, we recognize the loss by first reducing DAC through amortization expense, and, if DAC is depleted, record additional liabilities through a charge to policyholder benefit expense. See Note 8 for additional information on loss recognition.

In 2017, no loss recognition expense was recorded. In 2016, we recorded loss recognition expense of $424 million, which reflected the establishment of additional reserves primarily as a result of mortality experience studies that indicated increased longevity, particularly on injured lives in a block of structured settlements underwritten prior to 2010. In 2015, we recorded loss recognition expense of $28 million to increase reserves for certain long-term care business.

Policyholder Contract Deposits

The liability for policyholder contract deposits is primarily recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest credited at rates ranging from 0.2 percent to 9.0 percent at December 31, 2017, less withdrawals and assessed fees). Deposits collected on investment-oriented products are not reflected as revenues, because they are recorded directly to policyholder contract deposits upon receipt. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenues.

In addition to liabilities for universal life, fixed annuities, fixed options within variable annuities, annuities without life contingencies, funding agreements and GICs, policyholder contract deposits also include our liability for (a) certain guaranteed benefits and indexed features accounted for as embedded derivatives at fair value, (b) annuities issued in a structured settlement arrangement with no life contingency and (c) certain contracts we have elected to account for at fair value. In addition, certain GIC contracts contain embedded derivatives that are bifurcated and carried at fair value in policyholder contract deposits with the change in fair value recorded in policyholder benefits. See Note 3 for discussion of the fair value measurement of embedded policy derivatives and Note 11 for additional discussions of guaranteed benefits accounted for as embedded derivatives.

For universal life policies with secondary guarantees, we recognize certain liabilities in addition to policyholder account balances. For universal life policies with secondary guarantees, as well as other universal life policies for which profits followed by losses are expected at contract inception, a liability is recognized based on a benefit ratio of (a) the present value of total expected payments, in excess of the account value, over the life of the contract, divided by (b) the present value of total expected assessments over the life of the contract. For universal life policies without secondary

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

guarantees, for which profits followed by losses are first expected after contract inception, we establish a liability, in addition to policyholder account balances, so that expected future losses are recognized in proportion to the emergence of profits in the earlier (profitable) years. Universal life account balances as well as these additional liabilities related to universal life products are reported within policyholder contract deposits in the Consolidated Balance Sheets. These additional liabilities are also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on accumulated assessments, with related changes recognized through Other comprehensive income.

Under a funding agreement-backed notes issuance program, an unaffiliated, non-consolidated statutory trust issues medium-term notes to investors, which are secured by GICs we issued to the trust.

Policy Claims and Benefits Payable

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but not reported (IBNR) claims; and (ii) an estimate, based upon prior experience, for accident and health reported and IBNR losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

We are now taking enhanced measures to, among other things, routinely match policyholder records with the Social Security Administration Death Master File (SSDMF) to determine if insured parties, annuitants, or retained account holders have died and to locate beneficiaries when a claim is payable. If the beneficiary/account owner does not make contact with us within 120 days, we will conduct a "Thorough Search" to locate the beneficiary/account owner. A "Thorough Search" includes at least three attempts in writing to contact the beneficiary and if unsuccessful, at least one contact attempt using a phone number and/or email address in our records.

Other Policyholder Funds

Other policyholder funds include unearned revenue reserves (URR). URR consist of front-end loads on investment-oriented contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. URR for investment-oriented contracts are generally deferred and amortized, with interest, in relation to the incidence of estimated gross profit to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC. Amortization of URR is recorded in policy fees. Similar to Shadow DAC, URR related to investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on estimated gross profits, with related changes recognized through Other comprehensive income (shadow URR).

Other policyholder funds also include provisions for future dividends to participating policyholders, accrued in accordance with all applicable regulatory or contractual provisions. Participating policyholders are the policyholders who share in our earnings based on provisions within the policy contract. These dividends are declared annually by our Board of Directors and may be paid in cash, or they may be applied to reduce future premiums or purchase additional benefits, or they may be left to accumulate with interest until a later date. In addition, certain participating whole life insurance contracts are subject to unique participating policyholder dividend requirements that are imposed by state law. As such, we established an additional liability because it is required by statute to return 90 percent of the profits from the contracts to the policyholders in the form of policyholder dividends which will be paid in the future but are not yet payable. The profits used in the liability calculation consist of discrete components for operating income, realized gains and losses and unrealized gains and losses pertaining to the policies and the assets supporting them. The impact of the unrealized gains and losses component is recorded through other comprehensive income.

Participating life business represented approximately 1.0 percent of the gross insurance in force at December 31, 2017 and 1.5 percent of gross premiums in 2017. Policyholder dividends were $19 million in both 2017 and 2016 and $22 million in 2015 and are included in policyholder benefits in the Consolidated Statements of Income.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Certain products are subject to experience adjustments. These include group life and group medical products, credit life contracts, accident and health insurance contracts/riders attached to life policies and, to a limited extent, reinsurance agreements with other direct insurers. Ultimate premiums from these contracts are estimated and recognized as revenue with the unearned portions of the premiums recorded as liabilities in other policyholder funds. Experience adjustments vary according to the type of contract and the territory in which the policy is in force and are subject to local regulatory guidance.

11. VARIABLE LIFE AND ANNUITY CONTRACTS

We report variable contracts within the separate accounts when investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and the separate account meets additional accounting criteria to qualify for separate account treatment. The assets supporting the variable portion of variable annuity and variable universal life contracts that qualify for separate account treatment are carried at fair value and reported as separate account assets, with an equivalent summary total reported as separate account liabilities.

Policy values for variable products and investment contracts are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. The current liability at any time is the sum of the current unit value of all investment units in the separate accounts, plus any liabilities for guaranteed minimum death benefits or guaranteed minimum withdrawal benefits included in future policy benefits or policyholder contract deposits, respectively.

Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Net investment income, net investment gains and losses, changes in fair value of assets, and policyholder account deposits and withdrawals related to separate accounts are excluded from the Consolidated Statements of Income, Comprehensive Income (Loss) and Cash Flows.

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include guaranteed minimum death benefits (GMDB) that are payable in the event of death, and living benefits that are payable in the event of annuitization, or in other instances at specified dates during the accumulation period. Living benefits primarily include guaranteed minimum withdrawal benefits (GMWB). A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive, so the exposure to the guaranteed amount for each feature is independent of the exposure from other features (except a surviving spouse who has a rider to potentially collect both a GMDB upon their spouse's death and a GMWB during their lifetime). A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                                 December 31,
                                                ---------------
                 (in millions)                   2017    2016
                 -------------                  ------- -------
                 Equity funds                   $20,028 $17,140
                 Bond funds                       4,160   4,189
                 Balanced funds                  20,992  19,194
                 Money market funds                 290     365
                                                ------- -------
                 Total                          $45,470 $40,888
                                                ======= =======

GMDB

Depending on the contract, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return (and in rare instances, no minimum return) or (b) the

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMDB is our most widely offered benefit.

The liability for GMDB, which are recorded in future policyholder benefits, represent the expected value of benefits in excess of the projected account value, with the excess recognized ratably over the accumulation period based on total expected assessments, through policyholder benefits. The net amount at risk for GMDB represents the amount of benefits in excess of account value if death claims were filed on all contracts on the balance sheet date.

The following table presents details concerning our GMDB exposures, by benefit type:

                                                December 31, 2017             December 31, 2016
                                          ----------------------------- -----------------------------
                                           Net Deposits     Highest      Net Deposits     Highest
                                          Plus a Minimum Contract Value Plus a Minimum Contract Value
(dollars in millions)                         Return        Attained        Return        Attained
---------------------                     -------------- -------------- -------------- --------------
Account value                                $ 35,810       $15,720        $ 31,829       $14,871
Net amount at risk                                474           364             934           594
Average attained age of contract holders           65            68              66            68
Range of guaranteed minimum return rates      0%-4.5%                       0%-4.5%

The following table presents a rollforward of the GMDB liability related to variable annuity contracts:

                                                                              Years Ended
                                                                             December 31,
                                                                           ----------------
(in millions)                                                              2017  2016  2015
-------------                                                              ----  ----  ----
Balance, beginning of year                                                 $371  $459  $363
   Reserve (decrease) increase                                              (21)  (33)  150
   Benefits paid                                                            (41)  (55)  (54)
   Changes in reserves related to unrealized appreciation of investments      6    --    --
                                                                           ----  ----  ----
Balance, end of year                                                       $315  $371  $459
                                                                           ====  ====  ====

Assumptions used to determine the GMDB liability include interest rates, which vary by year of issuance and products; mortality and lapse rates, which are based upon actual experience modified to allow for variations in policy form; investment returns, using assumptions from a randomly generated model; and asset growth assumptions, which include a reversion to the mean methodology, similar to that applied for DAC.

We regularly evaluate estimates used to determine the GMDB liability and adjust the liability balance, with a related charge or credit to policyholder benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMWB

Certain guaranteed benefit and equity index features, which are recorded in policyholder contract deposits, are bifurcated from the host contract and accounted for separately as embedded policy derivatives at fair value, with changes in fair value recognized in net realized capital gains (losses). These include GMWB as well as index annuities and indexed universal life contracts, which offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index.

Certain of our variable annuity contracts contain optional GMWB benefits. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) is living.

The liabilities for GMWB, which are recorded in policyholder contract deposits, are accounted for as embedded derivatives measured at fair value, with changes in the fair value of the liabilities recorded in other net realized capital gains (losses). The fair value of these embedded derivatives was a net liability of $1.7 billion and $1.5 billion at December 31, 2017 and 2016, respectively. See Note 3 for discussion of the fair value measurement of guaranteed

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

benefits that are accounted for as embedded derivatives. We had account values subject to GMWB that totaled $38.7 billion and $34.5 billion at December 31, 2017 and 2016, respectively. The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value, assuming no lapses. The net amount at risk related to the GMWB guarantees was $375 million and $668 million at December 31, 2017 and 2016, respectively. We use derivative instruments and other financial instruments to mitigate a portion of our exposure that arises from GMWB benefits.

12. DEBT

Notes payable are carried at the principal amount borrowed, including unamortized discounts, except for certain notes payable - to affiliates, for which we have elected the fair value option. The change in fair value of notes for which the fair value option has been elected is recorded in other income in the Consolidated Statements of Income. See Note 3 for discussion of fair value measurements.

The following table lists our total debt outstanding. The interest rates presented in the following table are the range of contractual rates in effect at December 31, 2017, including fixed and variable-rates:

                                                                     Balance at
                                                                    December 31,
                                             Range of     Maturity  -------------
(in millions)                            Interest Rate(s) Date(s)    2017   2016
-------------                            ---------------- --------- ------ ------
Notes payable - to affiliates:
   Notes payable of consolidated VIEs       3.50%-6.31%   2036-2047 $1,195 $  691
   Notes payable of consolidated VIEs,
     at fair value                         0.34%-11.93%   2047-2061    627    568
   Debt of consolidated investments         4.00%-4.00%   2027-2027     40     --
                                                                    ------ ------
Total notes payable - to affiliates                                  1,862  1,259
                                                                    ------ ------
Notes payable - to third parties:
   Notes payable of consolidated VIEs       3.50%-5.60%   2018-2061    777    140
   Debt of consolidated investments         3.80%-7.68%   2022-2038    124     80
                                                                    ------ ------
Total notes payable - to third parties                                 901    220
                                                                    ------ ------
Total notes payable                                                 $2,763 $1,479
                                                                    ====== ======

The following table presents maturities of long-term debt, including fair value adjustments, when applicable:

                                                                          Year Ending
December 31, 2017                                             -----------------------------------
(in millions)                                          Total  2018 2019 2020 2021 2022 Thereafter
-------------                                          ------ ---- ---- ---- ---- ---- ----------
Notes payable - to affiliates:
   Notes payable of consolidated VIEs                  $1,195 $--  $--  $--  $--  $--    $1,195
   Notes payable of consolidated VIEs, at fair value      627  --   --   --   --   --       627
   Debt of consolidated investments                        40  --   --   --   --   --        40
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable - to affiliates                    $1,862 $--  $--  $--  $--  $--    $1,862
                                                       ------ ---  ---  ---  ---  ---    ------
Notes payable - to third parties:
   Notes payable of consolidated VIEs                     777   4    2   42   13    2       714
   Debt of consolidated investments                       124   1    1    1    1   17       103
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable - to third parties                    901   5    3   43   14   19       817
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable                                    $2,763 $ 5  $ 3  $43  $14  $19    $2,679
                                                       ====== ===  ===  ===  ===  ===    ======

FHLB Borrowings

Membership with the FHLB provides us with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity, or for other uses deemed appropriate by management. The purpose of our FHLB Advance Facility operational plan is to effectively utilize the FHLB facility to manage short-term cash management and/or liquidity needs. Pursuant to the plan, we may periodically obtain cash advances on a same-day basis, up to an internally approved limit. To provide adequate collateral for potential advances under the Advance Facility, we pledge securities to the FHLB. The fair value of all collateral pledged to secure advances from the FHLB included the value of our pledged FHLB common stock. Upon any event of default, the FHLB's recovery would generally be limited to the amount of our liability under advances borrowed.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Intercompany Loan Facility

On January 1, 2015, we and certain of our affiliates entered into a revolving loan facility with AIG Parent, pursuant to which we and each such affiliate can, on a several basis, borrow monies from AIG Parent (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with our maximum borrowing limit being $500 million.

At December 31, 2017 and 2016, we had no outstanding balance under this facility.

13. COMMITMENTS AND CONTINGENCIES

Commitments

Leases

We occupy leased space in many locations under various long-term leases, and have entered into various leases covering long-term use of data processing equipment.

The following table presents the future minimum lease payments under operating leases at December 31, 2017:

                  (in millions)
                  -------------
                  2018                                     $17
                  2019                                      14
                  2020                                      14
                  2021                                      14
                  2022                                      13
                  Remaining years after 2022                27
                                                           ---
                  Total                                    $99
                                                           ===

Rent expense was $20 million, $22 million and $30 million in 2017, 2016 and 2015, respectively.

Commitments to Fund Partnership Investments

In the normal course of business, we enter into commitments to invest in limited partnerships, private equity funds and hedge funds. These commitments totaled $1.0 billion at December 31, 2017.

Mortgage Loan Commitments

We had $1.1 billion and $147 million in commitments related to commercial and residential mortgage loans, respectively, at December 31, 2017.

Contingencies

Legal Matters

Various lawsuits against us have arisen in the ordinary course of business. Except as discussed below, we believe it is unlikely that contingent liabilities arising from litigation, income taxes and other matters will have a material adverse effect on our financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments (GFA) when an assessment is probable and can be reasonably estimated. We estimate the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While we cannot predict the amount and timing of any future GFA, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. Our liability for these guaranty fund assessments was $11 million and $10 million at December 31, 2017 and 2016, respectively, net of amounts recoverable through premium tax offsets.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into our operations, practices and procedures, such as through financial examinations, subpoenas, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving us, we believe it is not likely that these regulatory examinations or inquiries will have a material adverse effect on our consolidated financial position, results of operations or cash flows.

14. EQUITY

Accumulated Other Comprehensive Income

The following table presents the components of accumulated other comprehensive income:

                                                                                       December 31,
                                                                                     ---------------
(in millions)                                                                          2017    2016
-------------                                                                        -------  ------
Unrealized appreciation of fixed maturity and equity securities, available for sale  $ 7,703  $4,685
Net unrealized gains on other invested assets                                            164     309
Adjustments to DAC, VOBA and deferred sales inducements                               (1,193)   (665)
Shadow loss recognition                                                               (1,513)   (583)
Foreign currency translation adjustments                                                  (3)     (3)
Deferred income tax                                                                     (406)   (448)
                                                                                     -------  ------
Accumulated other comprehensive income                                               $ 4,752  $3,295
                                                                                     =======  ======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the other comprehensive income (loss) reclassification adjustments:

                                 Unrealized
                                Appreciation
                               (Depreciation)
                                  of Fixed
                                  Maturity
                               Investments on
                                Which Other-
                                   Than-                     Adjustments
                                 Temporary      Unrealized     to DAC,
                                   Credit      Appreciation   VOBA, and  Unrealized    Foreign
                                Impairments   (Depreciation)  Deferred    Insurance   Currency
                                    were       of All Other     Sales       Loss     Translation
(in millions)                    Recognized    Investments   Inducements Recognition Adjustments  Total
-------------                  -------------- -------------- ----------- ----------- ----------- -------
December 31, 2015
Unrealized change arising
  during period                    $(304)        $(5,202)       $ 688       $ 854        $10     $(3,954)
Less: Reclassification
  adjustments included in net
  income                              38             (39)           5          --         14          18
                                   -----         -------        -----       -----        ---     -------
Total other comprehensive
  income (loss), before
  income tax expense (benefit)      (342)         (5,163)         683         854         (4)     (3,972)
Less: Income tax expense
  (benefit)                         (117)           (795)         241         303         (2)       (370)
                                   -----         -------        -----       -----        ---     -------
Total other comprehensive
  income (loss), net of
  income tax expense (benefit)     $(225)        $(4,368)       $ 442       $ 551        $(2)    $(3,602)
                                   =====         =======        =====       =====        ===     =======
December 31, 2016
Unrealized change arising
  during period                    $ (27)        $ 1,394        $ 153       $(565)       $--     $   955
Less: Reclassification
  adjustments included in net
  income                              26            (136)         318          --         --         208
                                   -----         -------        -----       -----        ---     -------
Total other comprehensive
  income (loss), before
  income tax expense (benefit)       (53)          1,530         (165)       (565)        --         747
Less: Income tax expense
  (benefit)                          (19)             73          (65)       (204)        --        (215)
                                   -----         -------        -----       -----        ---     -------
Total other comprehensive
  income (loss), net of
  income tax expense (benefit)     $ (34)        $ 1,457        $(100)      $(361)       $--     $   962
                                   =====         =======        =====       =====        ===     =======
Year ended December 31, 2017
Unrealized change arising
  during period                    $ 216         $ 2,443        $(234)      $(930)       $--     $ 1,495
Less: Reclassification
  adjustments included in net
  income                              28            (242)         294          --         --          80
                                   -----         -------        -----       -----        ---     -------
Total other comprehensive
  income (loss), before
  income tax expense (benefit)       188           2,685         (528)       (930)        --       1,415
Less: Income tax expense
  (benefit)                           59             605         (173)       (320)        --         171
                                   -----         -------        -----       -----        ---     -------
Total other comprehensive
  income (loss), net of
  income tax expense (benefit)     $ 129         $ 2,080        $(355)      $(610)       $--     $ 1,244
                                   =====         =======        =====       =====        ===     =======

The following table presents the effect of the reclassification of significant items out of accumulated other comprehensive income on the respective line items in the Consolidated Statements of Income:

                                                                Amount
                                                             Reclassified
                                                           from Accumulated
                                                                 Other
                                                          Comprehensive Income
                                                          ------------------
                                                             December 31,
                                                          ------------------            Affected Line Item in the
(in millions)                                              2017    2016  2015             Statements of Income
-------------                                             -----   -----  ----  --------------------------------------------
Unrealized appreciation of fixed maturity investments on
  which other-than-temporary credit impairments were
  recognized                                              $  28   $  26  $ 38  Net realized capital gains (losses)
Unrealized (depreciation) of all other investments         (242)   (136)  (39) Net realized capital gains (losses)
Adjustments to DAC, VOBA and deferred sales                                    Amortization of deferred policy acquisition
  inducements                                               294     318     5  costs
Foreign currency translation adjustments                     --      --    14
                                                          -----   -----  ----
   Total reclassifications for the period                 $  80   $ 208  $ 18
                                                          =====   =====  ====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

15. STATUTORY FINANCIAL DATA AND RESTRICTIONS

The following table presents our statutory net income and capital and surplus:

 (in millions)                                              2017   2016   2015
 -------------                                             ------ ------ ------
 Years Ended December 31,
 Statutory net income                                      $  612 $1,591 $1,413

 At December 31,
 Statutory capital and surplus                             $7,984 $9,001  8,894
 Aggregate minimum required statutory capital and surplus   2,035  1,976  2,134

We file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, investment impairments are determined in accordance with statutory accounting practices, assets and liabilities are presented net of reinsurance, policyholder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted. In addition, state insurance regulatory authorities have the right to permit specific practices that deviate from prescribed statutory practices.

The aggregate minimum required statutory capital and surplus is based on the greater of the Risk-based Capital (RBC) level that would trigger regulatory action or minimum requirements per state insurance regulation. At both December 31, 2017 and 2016, we exceeded the minimum required statutory capital and surplus requirements and all RBC minimum required levels.

In 2015, we applied a permitted statutory accounting practice to report certain derivatives used to hedge interest rate risk on product-related embedded derivatives at amortized cost instead of fair value. In 2017, the permitted practice was expanded to include additional derivative instruments utilized for the same purpose. The permitted practice resulted in an increase in our statutory surplus of $430 million and $645 million at December 31, 2017 and 2016, respectively. Other than the adoption of this permitted practice, the use of prescribed or permitted statutory accounting practices did not result in reported statutory surplus or risk-based capital that was significantly different from the statutory surplus or risk-based capital that would have been reported had NAIC statutory accounting practices or the prescribed regulatory accounting practices been followed in all respects.

Dividend Restrictions

Dividends that we may pay to the Parent in any year without prior approval of the Texas Department of Insurance (TDI) are limited by statute. The maximum amount of dividends in a 12-month period, measured retrospectively from the date of payment, which can be paid over a rolling 12-month period to shareholders of Texas domiciled insurance companies without obtaining the prior approval of the TDI is limited to the greater of: (1) 10 percent of the preceding year's statutory surplus as regards to policyholders at the preceding December 31; or (2) the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of our unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2018 without prior approval of the TDI is $1.5 billion. Dividend payments in excess of positive retained earnings are classified and reported as a return of capital.

16. BENEFIT PLANS

Effective January 1, 2002, our employees participate in various benefit plans sponsored by AIG Parent, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the U.S. Plans). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Effective January 1, 2016, the defined benefit plans were frozen by AIG. Consequently, these plans are closed to new participants and current participants no longer earn benefits. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

AIG Parent sponsors several defined contribution plans for U.S. employees that provide for pre-tax salary reduction contributions by employees. The most significant plan is the AIG Incentive Savings Plan, for which the matching contribution is 100 percent of the first six percent of a participant's contributions, subject to the IRS-imposed limitations. Effective January 1, 2016, participants in the AIG Incentive Savings Plan receive an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the Internal Revenue Service
(IRS)-imposed limitations.

We are jointly and severally responsible with AIG Parent and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act (ERISA) qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the ERISA Plans). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including us. Accordingly, we are contingently liable for such obligations. We believe that the likelihood of payment under any of these plans is remote. Accordingly, we have not established any liability for such contingencies.

17. INCOME TAXES

U.S. Tax Reform Overview

On December 22, 2017, the U.S. enacted Public Law 115-97, known as the Tax Cuts and Jobs Act (the Tax Act). The Tax Act reduces the statutory rate of U.S. federal corporate income tax to 21 percent and enacts numerous other changes impacting the Company and the life insurance industry in tax years beginning January 1, 2018.

Provisions of the Tax Act include reductions or elimination of deductions for certain items, e.g., reductions to corporate dividends received deductions, disallowance of entertainment expenses, and limitations on the deduction of certain executive compensation costs. These provisions, generally, result in an increase in the Company's taxable income in the years beginning after December 31, 2017. Changes specific to the life insurance industry include the changes to the calculation of insurance tax reserves and related transition adjustments and computation of the separate accounts dividends received deduction.

The SEC staff issued SAB 118, which provides guidance on accounting for the tax effects of the Tax Act. SAB 118 addresses situations where accounting for certain income tax effects of the Tax Act under Accounting Standards Codification (ASC) 740 may be incomplete upon issuance of an entity's financial statements and provides a one-year measurement period from the enactment date to complete the accounting under ASC 740. In accordance with SAB 118, a company must reflect the following:

    . Income tax effects of those aspects of the Tax Act for which accounting under ASC 740 is complete.

    . Provisional estimate of income tax effects of the Tax Act to the extent accounting is incomplete but a reasonable estimate is determinable.

    . If a provisional estimate cannot be determined, ASC 740 should still be applied on the basis of tax law provisions that were in effect immediately before the enactment of the Tax Act.

Consistent with current income tax accounting requirements, we have remeasured our deferred tax assets and liabilities with reference to the statutory income tax rate of 21 percent and taken into consideration other provisions of the Tax Act. As of December 31, 2017, we had not fully completed our accounting for the tax effects of the Tax Act. Our provision for income taxes for the period ended December 31, 2017, is based in part on a reasonable estimate of the effects on existing deferred tax balances and of certain provisions of the Tax Act. To the extent a reasonable estimate of the impact of certain provisions was determinable, we recorded provisional estimates as a component of our

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

provision for income taxes. To the extent a reasonable estimate of the impact of certain provisions was not determinable, we have not recorded any adjustments and continued accounting for them in accordance with ASC 740 on the basis of the tax laws in effect before enactment of the Tax Act.

The Tax Act includes provisions for Global Intangible Low-Taxed Income (GILTI) under which taxes on foreign income are imposed on the excess of a deemed return on tangible assets of foreign corporations and for Base Erosion and Anti-Abuse Tax (BEAT) under which taxes are imposed on certain base eroding payments to affiliated foreign companies. Where applicable, consistent with accounting guidance, we will treat BEAT as an in period tax charge when incurred in future periods for which no deferred taxes need to be provided and made an accounting policy election to treat GILTI taxes in a similar manner. Accordingly, no provision for income tax related to GILTI or BEAT was recorded as of December 31, 2017.

For the period ended December 31, 2017, we recognized a provisional estimate of income tax effects of the Tax Act of $731 million.

Tax effects for which a reasonable estimate can be determined

Provisions Impacting Life Insurance Companies

The Tax Act modified computations of insurance reserves for life insurance companies. Specifically, the Act directs that tax reserves be computed with reference to NAIC reserves. Adjustments related to the differences in insurance reserves balances computed historically versus the Tax Act have to be taken into income over eight years.

Provisions Impacting Projections of Taxable Income and Realizability of Deferred Tax Assets

Certain provisions of the Tax Act impact our projections of future taxable income used in analyzing realizability of our deferred tax assets. In certain instances, provisional estimates have been included in our future taxable income projections for these specific provisions to reflect application of the new tax law. We do not currently anticipate that reliance on provisional estimates will have a material impact on the determination of realizability of our deferred tax assets.

Tax effects for which no estimate can be determined

The Tax Act may affect the results in certain investments and partnerships in which we are the non-controlling interest owner. The information needed to determine a provisional estimate is not currently available (such as for interest deduction limitations in those entities and the changed definition of a U.S. Shareholder). Accordingly, no provisional estimates were recorded.

The following table presents the income tax expense (benefit) attributable to pre-tax income (loss):

    Years Ended December 31,
    (in millions)                                       2017   2016    2015
    ------------------------                           ------ ------  -----
    Current                                            $  858 $1,248  $ 549
    Deferred                                              256   (951)  (111)
                                                       ------ ------  -----
    Total income tax expense                           $1,114 $  297  $ 438
                                                       ====== ======  =====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The U.S. statutory income tax rate is 35 percent for 2017, 2016 and 2015. Actual income tax (benefit) expense differs from the statutory U.S. federal amount computed by applying the federal income tax rate, due to the following:

Years Ended December 31,
(in millions)                                                       2017   2016  2015
------------------------                                           ------  ----  ----
U.S federal income tax expense at statutory rate                   $  593  $423  $593
Adjustments:
   Impact of Tax Act                                                  731    --    --
   Reclassifications from accumulated other comprehensive income     (130)  (89)  (94)
   Dividends received deduction                                       (47)  (30)  (30)
   State income tax                                                    (2)    8    (5)
   Other credits, taxes and settlements                               (31)  (15)  (26)
                                                                   ------  ----  ----
Total income tax expense                                           $1,114  $297  $438
                                                                   ======  ====  ====

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

The following table presents the components of the net deferred tax assets (liabilities):

Years Ended December 31,
(in millions)                                                                2017     2016
------------------------                                                   -------  -------
Deferred tax assets:
   Basis differences on investments                                        $ 1,673  $ 3,194
   Policy reserves                                                           1,572    2,034
   Fixed assets                                                                281      339
   Losses and tax credit carryforwards                                         173      248
   State deferred tax benefits                                                  12       25
                                                                           -------  -------
Total deferred tax assets                                                    3,711    5,840
                                                                           -------  -------
Deferred tax liabilities:
   Deferred policy acquisition costs                                        (1,380)  (2,195)
   Net unrealized gains on debt and equity securities available for sale    (1,078)  (1,332)
   Capitalized EDP                                                             (46)     (64)
   Other                                                                       (24)    (273)
                                                                           -------  -------
Total deferred tax liabilities                                              (2,528)  (3,864)
                                                                           -------  -------
Net deferred tax asset before valuation allowance                            1,183    1,976
Valuation allowance                                                             --     (366)
                                                                           -------  -------
Net deferred tax asset                                                     $ 1,183  $ 1,610
                                                                           =======  =======

The following table presents our tax losses and credit carryforwards on a tax return basis.

   December 31, 2017                                     Tax     Expiration
   (in millions)                                 Gross Effected   Periods
   -----------------                             ----- -------- ------------
   Net operating loss carryforwards               $60    $ 13   2028 to 2036
   Foreign tax credit carryforwards                --      31   2018 to 2024
   Alternative minimum tax credit carryforwards    --      12             --
   Business credit carryforwards                   --     117   2025 to 2036
                                                         ----
   Total carryforwards                                   $173
                                                         ====

We are included in the consolidated federal income tax return of our ultimate parent, AIG Parent. Under the tax sharing agreement with AIG Parent, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, tax credits or net capital losses are utilized on a consolidated basis, we will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

We calculate current and deferred state income taxes using the actual apportionment and statutory rates for states in which we are required to file on a separate basis. In states that have a unitary regime, AIG Parent accrues and pays the taxes owed and does not allocate the provision or cash settle the expense with the members of the unitary group. Unlike for federal income tax purposes, AIG Parent does not have state tax sharing agreements. AIG Parent has

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

determined that because the unitary tax expense will never be borne by the subsidiaries, the state tax unitary liability is not included in this separate company expense.

Assessment of Deferred Tax Asset Valuation Allowance

The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires us to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.

Our framework for assessing the recoverability of deferred tax assets requires us to consider all available evidence, including:

..   the nature, frequency and severity of cumulative financial reporting losses in recent years;

..   the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

..   the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

..   prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of deferred tax assets.

Estimates of future taxable income, including income generated from prudent and feasible actions and tax planning strategies, could change in the near term, perhaps materially, which may require us to consider any potential impact to our assessment of the recoverability of the deferred tax asset. Such potential impact could be material to our consolidated financial condition or results of operations for an individual reporting period.

As of December 31, 2017, based on all available evidence we concluded that no valuation allowance should be established on a portion of the deferred tax asset. At December 31, 2017 and 2016 we released $366 million and $554 million, respectively, of valuation allowance associated with the unrealized tax losses, all of which was allocated to other comprehensive income.

Accounting For Uncertainty in Income Taxes

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

                                                       Years Ended
                                                       December 31,
                                                       -----------
              (in millions)                            2017  2016
              -------------                            ----  ----
              Gross unrecognized tax benefits,
                beginning of year                      $22   $ 33
                 Increases in tax position for prior
                   years                                --     --
                 Decreases in tax position for prior
                   years                                (6)   (11)
                                                       ---   ----
              Gross unrecognized tax benefits, end of
                year                                   $16   $ 22
                                                       ===   ====

At December 31, 2017 and 2016, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $16 million and $22 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2017 and 2016, we had accrued liabilities of $4 million and $4 million, respectively, for the payment of interest (net of the federal benefit) and penalties. In 2017, 2016 and 2015, we recognized expense of less than $1 million, income of $3 million and expense of $1 million, respectively, for interest (net of the federal benefit) and penalties related to unrecognized tax benefits.

We regularly evaluate proposed adjustments by taxing authorities. At December 31, 2017, such proposed adjustments would not have resulted in a material change to our consolidated financial condition, although it is possible that the

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

effect could be material to our consolidated results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition.

We are currently under IRS examination for the taxable years 2007 to 2010. Although the final outcome of possible issues raised in any future examination is uncertain, we believe that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements. Taxable years 2001 to 2017 remain subject to examination by major tax jurisdictions.

18. RELATED PARTY TRANSACTIONS

Events Related to AIG Parent

On September 29, 2017, the Financial Stability Oversight Council (Council) rescinded its determination that material financial distress at AIG could pose a threat to U.S. financial stability and as a result, AIG is no longer designated as a nonbank systemically important financial institution (nonbank
SIFI). With the rescission of its designation as a nonbank SIFI, AIG is no longer subject to the consolidated supervision of the Board of Governors of the Federal Reserve System or subject to the enhanced prudential standards set forth in the Dodd-Frank Wall Street Reform and Consumer Protection Act and its implementing regulations.

On September 25, 2017, AIG announced organizational changes designed to position AIG a growing, more profitable insurer that is focused on underwriting excellence. In the fourth quarter of 2017, AIG finalized its plan to reorganize its operating model. Commercial Insurance and Consumer Insurance segments transitioned to General Insurance and Life and Retirement, respectively. AIG's core businesses include General Insurance, Life and Retirement and Other Operations. General Insurance consists of two operating segments - North America and International. Life and Retirement consists of four operating segments - Individual Retirement, Group Retirement, Life Insurance and Institutional Markets. Blackboard U.S. Holdings, Inc. (Blackboard), AIG's technology-driven subsidiary, is reported within Other Operations. AIG also reports a Legacy Portfolio consisting of run-off insurance lines and legacy investments, which are considered non-core.

Additional information on AIG is publicly available in AIG Parent's regulatory filings with the U.S. Securities and Exchange Commission (SEC), which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

Operating Agreements

Pursuant to a cost allocation agreement, we purchase administrative, investment management, accounting, marketing and data processing services from AIG Parent or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. We incurred approximately
$406 million, $390 million and $315 million for such services in 2017, 2016 and 2015, respectively. Accounts payable for such services were $997 million and $1.1 billion at December 31, 2017 and 2016, respectively. We rent facilities and provide services on an allocated cost basis to various affiliates. We also provide shared services, including technology, to a number of AIG's life insurance subsidiaries. We earned approximately $587 million, $685 million and $812 million for such services and rent in 2017, 2016 and 2015, respectively. Accounts receivable for rent and services were $804 million and $769 million at December 31, 2017 and 2016, respectively.

We pay commissions and fees, including support fees to defray marketing and training costs, to affiliated broker-dealers for distributing our annuity products and mutual funds. Amounts incurred related to the broker-dealer services totaled $30 million, $33 million and $50 million in 2017, 2016 and 2015, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


American Home and National Union Guarantees

We have a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies we issued between March 3, 2003 and December 29, 2006.

We, as successor-in-interest to American General Life and Accident Insurance Company (AGLA) have a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by AGLA between March 3, 2003 and September 30, 2010.

We, as successor-in-interest to SunAmerica Annuity and Life Assurance Company
(SAAL) and SunAmerica Life Insurance Company (SALIC) have a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by SAAL and SALIC between January 4, 1999 and December 29, 2006.

We, as successor-in-interest to American General Life Insurance Company of Delaware, formerly known as AIG Life Insurance Company (AIG Life), have a General Guarantee Agreement with National Union Fire Insurance Company of Pittsburg, Pa. (National Union), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, National Union has unconditionally and irrevocably guaranteed insurance policies issued by AIG Life between July 13, 1998 and April 30, 2010.

American Home's and National Union's audited statutory financial statements are filed with the SEC in our registration statements for variable products we issued that are subject to the Guarantees.

Other

We purchase, sell or transfer securities, at fair market value, to or from our affiliates in the ordinary course of business.

In October 2017, we entered into securitization transactions in which through our wholly owned subsidiary, AIG Home Loan 2, transferred portfolios of U.S. residential mortgage loans to a newly formed special purpose entity, CSMC 2017-HL2 (the CSMC), which is a VIE that we consolidate. We received total cash consideration of $412 million for the transferred loans. The CSMC issued structured securities to the Company for cash consideration. CSMC also issued structured securities to third party investors and to our affiliates, USL and VALIC. Refer to Note 9 for additional information.

In September 2017, we transferred securities to our affiliate, USL, in exchange for cash and a portfolio of securities. Total consideration received was $350 million.

During 2017, we purchased commercial mortgage loans and investment grade private placement bonds from certain affiliated AIG domestic property and casualty companies for total cash consideration of $1.3 billion.

During 2016, we transferred certain hedge fund and private equity investments at fair market value to American Home, in exchange for cash and marketable securities totaling approximately $284 million as part of an initiative to improve asset-liability management in AIG's domestic life and property casualty insurance companies.

We engage in structured settlement transactions, certain of which involve affiliated property and casualty insurers that are subsidiaries of AIG Parent. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life-contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity (SPIA) issued by us for the ultimate benefit of the claimant. The portion of our liabilities related to structured settlements involving life contingencies is reported in future policy benefits, while the portion not involving life contingencies is reported in policyholder contract deposits. In certain structured settlement arrangements, the property and casualty insurance company remains contingently liable for the payments to the claimant.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


19. SUBSEQUENT EVENTS

We consider events or transactions that occur after the balance sheet date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. We have evaluated subsequent events through April 26, 2018, the date the financial statements were issued.

In February 2018, we and our affiliates, The United States Life Insurance Company in the City of New York and The Variable Annuity Life Insurance Company, each entered into respective Modified Coinsurance (ModCo) Agreements (The Agreements) with DSA Reinsurance Company Limited (DSA Re), a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were executed as of February 12, 2018 in respect of certain closed blocks of business (including term life, whole life, universal life, long-term care, accident and health, structured settlements, single premium immediate annuities, and pension risk transfer annuities). The initial consideration included the fair value of ModCo Assets held by the Company on behalf of DSA Re at the execution date, along with the net results experienced under the reinsurance agreement from the January 1, 2017 effective date in the agreement through the execution date. The initial consideration exceeded the ModCo Reserves ceded at contract inception. The excess consideration represents a net cost of reinsurance asset that will be amortized over the life of the reinsured contracts. Total returns on the ModCo Assets will inure to the benefit of DSA Re. The Company did not receive a ceding commission at contract inception. Management is still assessing the impact of the Agreements.

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

The following financial statements are included in Part B of this Registration
Statement:


      - The Audited Financial Statements of Variable Separate Account of American General Life Insurance Company as of December 31, 2017 and for each of the two years in the period ended December 31, 2017.

      - The Audited Consolidated Financial Statements of American General Life Insurance Company as of December 31, 2017 and December 31, 2016 and for each of the three years in the period ended December 31, 2017.



(b) Exhibits



(1)    Resolution Establishing Separate Account........................................................ 2
(2)    Form of Custody Agreements...................................................................... Not Applicable
(3)    (a)  Distribution Contract...................................................................... 2
       (b)  Selling Agreement.......................................................................... 10
(4)    Variable Annuity Contract
       (a)  AGL Individual Fixed and Variable Annuity Contract (AS-993 (12/10))........................ 11
       (b)  AGL Variable Annuity Contract (AG-803 (7/13)).............................................. 15
       (c)  AGL Contract Data Page (AG-803-CIV (7/13))................................................. 19
       (d)  AGL Nursing Home Waiver Rider (A-7036-R1).................................................. 13
       (e)  AGL Optional Guaranteed Living Benefit Endorsement (ASE-6248 (9/09))....................... 13
       (f)  AGL Extended Legacy Program Guide (EXTLEGGEN.4REV.11.12)................................... 13
       (g)  AGL Maximum Anniversary Value Optional Death Benefit Endorsement
            (ASE-6235 (12/10))......................................................................... 13
       (h)  AGL Premium Plus Endorsement (ASE-6245 (12/08))............................................ 13
       (i)  AGL Merger Endorsement (L8204 (7/12))...................................................... 11
       (j)  Return of Purchase Payment Death Benefit Endorsement (AGE-8022 (7/13))..................... 18
       (k)  Maximum Anniversary Value Optional Death Benefit Endorsement (AGE-8023 (7/13))............. 18
       (l)  AGL Optional Guaranteed Living Benefit Endorsement (AGE-8036 (11/15))...................... 20
       (m)  AGL Extended Legacy Program Guide (EXTLEGGEN.8 Rev.7.15)................................... 20
       (n)  AGL Optional Return of Purchase Payment Death Benefit Endorsement (AGE-8022
            (12/15))................................................................................... 22
       (o)  AGL Optional Maximum Anniversary Value Death Benefit Endorsement (AGE-8023
            (12/15))................................................................................... 22
       (p)  AGL Optional Guaranteed Living Benefit Endorsement (Income Plus) (AGE-6248 (12/15))........ 23
(5)    (a)  AGL Annuity Application (ASA-579 (5/12))................................................... 13
       (b)  AGL Annuity Application (AGA-579 (12/14)).................................................. 17
(6)    Corporate Documents of Depositor
       (a)  Amended and Restated Articles of Incorporation of American General Life Insurance
            Company, effective December 31, 1991....................................................... 1
       (b)  Amendment to the Amended and Restated Articles of Incorporation of American General Life
            Insurance Company, effective July 13, 1995................................................. 3
       (c)  By-Laws of American General Life Insurance Company, restated as of June 8, 2005............ 5
(7)    Reinsurance Contract............................................................................ Not Applicable
(8)    Material Contracts
       (a)  Anchor Series Trust Fund Participation Agreement........................................... 10
       (b)  SunAmerica Series Trust Fund Participation Agreement....................................... 10
       (c)  Lord Abbett Fund Participation Agreement................................................... 4
       (d)  American Funds Insurance Series and SunAmerica Series Trust Master-Feeder Fund
            Participation Agreement.................................................................... 6
       (e)  Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement.......... 7
       (f)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation
            Agreement.................................................................................. 8
       (g)  Seasons Series Trust Fund Participation Agreement.......................................... 10
       (h)  Goldman Sachs Variable Insurance Trust Fund Participation Agreement........................ 21
       (i)  Amendment to the Goldman Sachs Variable Insurance Trust Fund Participation Agreement....... 20
       (j)  Letters of Consent to the Assignment of the Fund Participation Agreement................... 11
(9)    Opinion of Counsel and Consent of Depositor..................................................... 12





(10)     Consent.................................................................................. Filed Herewith
(11)     Financial Statements Omitted from Item 23................................................ Not Applicable
(12)     Initial Capitalization Agreement......................................................... Not Applicable
(13)     Other
         (a)  Power of Attorney -- American General Life Insurance Company Directors.............. 24
         (b)  Notice of Termination of Support Agreement.......................................... 9
         (c)  Amended and Restated Unconditional Capital Maintenance Agreement between American
              International Group, Inc. and American General Life Insurance Company............... 14
         (d)  Specimen Agreement and Plan of Merger............................................... 11
         (e)  CMA Termination Agreement........................................................... 16


--------
1 Incorporated by reference to Initial Registration Statement, File No.
  033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.

2 Incorporated by reference to Initial Registration Statement, File Nos.
  333-25473 and 811-03859, filed on April 18, 1997, Accession No.
  0000950148-97-000989.

3 Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6
  Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.

4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.

5 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
  No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.

6 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
  3, File Nos. 333-137892 and 811-03859, filed on April 26, 2007, Accession
  No. 0000950148-07-000101.

7 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No.
  6, File Nos. 333-137892 and 811-03859, filed on April 28, 2008, Accession
  No. 0000950148-08-000093.

8 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
  8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010, Accession No. 0000950123-10-080861.

9 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-172003 and 811-03859, filed on April 27, 2011, Accession No. 0000950123-11-040077.

10 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.

11 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.

12 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185784 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014439.

13 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment
  No. 1, File Nos. 333-185762 and 811-03859, filed on April 29, 2013,
  Accession No. 0000950123-13-02952.

14 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-185778 and 811-03859, filed on April 30, 2014,
  Accession No. 0000950123-14-004617.


15 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-198223 and 811-03859, filed on November 3, 2014, Accession No. 0000950123-14-010828.


16 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-185784 and 811-03859, filed on April 28, 2015,
  Accession No. 0001193125-15-153206.

17 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 4, File Nos. 333-185762 and 811-03859, filed on December 28, 2015,
  Accession No. 0001193125-15-414549.

18 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment
  No. 5, File Nos. 333-185778 and 811-03859, filed on December 28, 2015,
  Accession No. 0001193125-15-414547.

19 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 4, File Nos. 333-185784 and 811-03859, filed on December 28, 2015,
  Accession No. 000193125-15-414565.

20 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 7, File Nos. 333-185762 and 811-03859, filed on April 29, 2016,
  Accession No. 0001193125-16-568243.

21 Incorporated by reference to Post-Effective Amendment No. 7 Form N-6
  Registration Statement, Filed No. 333-90787, filed on December 19, 2003, Accession No. 0001193125-03-097054.


22 Incorporated by reference to Post-Effective Amendment No. 12 and Amendment
  No. 12, File Nos. 333-185762 and 811-03859, filed on April 26, 2017,
  Accession No. 0001193125-17-138989.



23 Incorporated by reference to Post-Effective Amendment No. 9 and Amendment
  No. 9, File Nos. 333-185790 and 811-09003, filed on April 27, 2017,
  Accession No. 0001193125-17-139853.



24 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-223017 and 811-03859, filed on April 27, 2018.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Kevin T. Hogan(3)                                  Director, Chairman of the Board, Chief Executive Officer, and
                                                   President
Katherine A. Anderson                              Director, Senior Vice President and Chief Risk Officer
Thomas J. Diemer                                   Director, Executive Vice President and Chief Financial Officer
Deborah A. Gero(5)                                 Director, Senior Vice President and Chief Investment Officer
Jana W. Greer(1)                                   Director and Chief Executive Officer, Individual Retirement
Elias F. Habayeb(3)                                Director
Michael P. Harwood                                 Director, Senior Vice President, Chief Actuary and Corporate
                                                   Illustration Actuary
Stephen A. Maginn(1)                               Director, Senior Vice President and Chief Distribution Officer
Jonathan J. Novak(5)                               Director and President, Institutional Markets
Rodney E. Rishel                                   Director and President, Life, Disability and Health
Charles S. Shamieh(3)                              Executive Vice President, Head of Legacy Portfolio
Evelyn Curran                                      Executive Vice President
Todd P. Solash(1)                                  President, Individual Retirement
Don W. Cummings(3)                                 Senior Vice President and Controller
Kevin K. DePeugh(4)                                Senior Vice President and Chief Information Security Officer
Gabriel A. Lopez(1)                                Senior Vice President, Individual Retirement Operations
Bryan A. Pinsky(1)                                 Senior Vice President, Individual Retirement Products
Sabyasachi Ray(3)                                  Senior Vice President and Chief Operations Officer
Christine A. Nixon(1)                              Senior Vice President
Yoav Tamir(1)                                      Senior Vice President, Market Risk Management
Kyle L. Jennings                                   Senior Vice President and Chief Compliance Officer
William C. Kolbert(4)                              Senior Vice President and Business Information Officer
Sai P. Raman(4)                                    Senior Vice President, Institutional Markets
Timothy M. Heslin                                  Senior Vice President, Life, Disability and Health Products
Craig A. Anderson                                  Senior Vice President and Life Controller
Justin J.W. Caulfield(3)                           Vice President and Treasurer
Mallary L. Reznik(1)                               Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                                Vice President and Secretary
Mark A. Peterson                                   Vice President, Distribution
Leo W. Grace                                       Vice President, Product Filing
Tracey E. Harris                                   Vice President, Product Filing
Daniel R. Cricks                                   Vice President and Tax Officer
Michael J. Kirincic (6)                            Vice President and Tax Officer
Stephen G. Lunanuova (6)                           Vice President and Tax Officer
Barbara J. Moore                                   Vice President and Tax Officer
T. Clay Spires                                     Vice President and Tax Officer
Michael E. Treske(1)                               Vice President, Distribution
Frank Kophamel                                     Vice President and Appointed Actuary
Christina M. Haley(1)                              Vice President, Product Filing
Mary M. Newitt(1)                                  Vice President, Product Filing
Manda Ghaferi(1)                                   Vice President
Michelle D. Campion(5)                             Vice President
Jeffrey S. Flinn                                   Vice President
Jennifer N. Miller(5)                              Vice President
Stewart P. Polakov(1)                              Vice President
Thomas A. Musante (5)                              Vice President
Timothy L. Gladura (6)                             Vice President
Amanda K. Ouslander                                Anti-Money Laundering and Economic Sanctions Compliance Officer





NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Lisa K. Gerhart                                    Vice President and Assistant Life Controller
Jennifer A. Roth (1)                               Vice President, 38a-1 Compliance Officer
David J. Kumatz(2)                                 Assistant Secretary
Virginia N. Puzon(1)                               Assistant Secretary
Rosemary Foster                                    Assistant Secretary
Grace D. Harvey                                    Illustration Actuary
Laszlo Kulin(6)                                    Investment Tax Officer
Alireza Vaseghi(6)                                 Managing Director and Chief Operating Officer, Institutional
                                                   Markets
Melissa H. Cozart                                  Privacy Officer


--------
(1)   21650 Oxnard Street, Woodland Hills, CA 91367

(2)   2000 American General Way, Brentwood, TN 37027

(3)   175 Water Street, New York, NY 10038

(4)   50 Danbury Road, Wilton, CT 06897

(5)   777 S. Figueroa Street, Los Angeles, CA 90017

(6)   80 Pine Street, New York, NY 10005


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of American General Life Insurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No.
0000005272-18-000022, filed on February 16, 2018. Exhibit 21 is incorporated herein by reference.



ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 30, 2018, the number of Polaris Choice IV contracts funded by Variable Separate Account was 40,949, of which 28,669 were qualified contracts and 12,280 were non-qualified contracts.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:

     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:



OFFICER/DIRECTORS*                                           POSITION
------------------------------ -------------------------------------------------------------------
   Peter A. Harbeck(1)         Director
   Stephen A. Maginn           Director, Senior Vice President
   James T. Nichols(1)         Director, President and Chief Executive Officer
   Frank Curran(1)             Chief Financial Officer, Chief Operation Officer, Controller, Vice
                               President and Treasurer
   Michael E. Treske           Chief Distribution Officer, Mutual Funds and Variable Annuities
   Rebecca Snider(2)           Chief Compliance Officer
   John T. Genoy(1)            Vice President
   Mallary L. Reznik           Vice President
   T. Clay Spires(2)           Vice President, Tax Officer
   Christine A. Nixon          Secretary
   Julie A. Cotton Hearne(2)   Assistant Secretary
   Rosemary Foster(2)          Assistant Secretary
   Virginia N. Puzon           Assistant Secretary


     --------
      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.

     (1) Principal business address is Harborside 5, 185 Hudson Street, Jersey City, NJ 07311.

     (2)   Principal business address 2919 Allen Parkway, Houston, TX 77019.

(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 26th day of April, 2018.



                                       VARIABLE SEPARATE ACCOUNT
                                       (Registrant)


                                       BY:  AMERICAN GENERAL LIFE INSURANCE
                                       COMPANY
                                          (On behalf of the Registrant and
                                       itself)



                                       BY: /s/  CRAIG A. ANDERSON

                                          -------------------------------------

                                          CRAIG A. ANDERSON

                                          SENIOR VICE PRESIDENT AND LIFE
CONTROLLER

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.



            SIGNATURE                                        TITLE                                 DATE
---------------------------------   ------------------------------------------------------   ---------------
*KEVIN T. HOGAN                        Director, Chairman of the Board, Chief Executive      April 26, 2018
------------------------------                      Officer, and President
KEVIN T. HOGAN

*KATHERINE A. ANDERSON                  Director, Senior Vice President and Chief Risk       April 26, 2018
------------------------------                              Officer
KATHERINE A. ANDERSON

*THOMAS J. DIEMER                        Director, Executive Vice President and Chief        April 26, 2018
------------------------------                         Financial Officer
THOMAS J. DIEMER

*DEBORAH A. GERO                     Director, Senior Vice President and Chief Investment    April 26, 2018
------------------------------                              Officer
DEBORAH A. GERO

*JANA W. GREER                         Director and Chief Executive Officer, Individual      April 26, 2018
------------------------------                            Retirement
JANA W. GREER

*ELIAS F. HABAYEB                                          Director                          April 26, 2018
------------------------------
ELIAS F. HABAYEB

*MICHAEL P. HARWOOD                   Director, Senior Vice President, Chief Actuary and     April 26, 2018
------------------------------                  Corporate Illustration Actuary
MICHAEL P. HARWOOD

*STEPHEN A. MAGINN                         Director, Senior Vice President and Chief         April 26, 2018
------------------------------                       Distribution Officer
STEPHEN A. MAGINN

*JONATHAN J. NOVAK                       Director and President, Institutional Markets       April 26, 2018
------------------------------
JONATHAN J. NOVAK

------------------------------         Director, President, Life, Disability and Health
RODNEY E. RISHEL

*DON W. CUMMINGS                             Senior Vice President and Controller            April 26, 2018
------------------------------
DON W. CUMMINGS

/s/  CRAIG A. ANDERSON                     Senior Vice President and Life Controller         April 26, 2018
------------------------------
CRAIG A. ANDERSON

/s/  MANDA GHAFERI                                     Attorney-in-Fact                      April 26, 2018
------------------------------
*MANDA GHAFERI



                                 EXHIBIT INDEX


 EXHIBIT NO.     DESCRIPTION
-------------   ------------
(10)            Consent